Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Argentina—3.4%
MercadoLibre, Inc. (a) (b)	125,913	$63,929,807

Australia—1.9%
Cochlear, Ltd.	140,697	17,378,301
CSL, Ltd.	134,963	18,749,224

		36,127,525

Brazil—1.4%
Itau Unibanco Holding S.A. (ADR)	1,766,501	15,562,874
Kroton Educacional S.A.	3,892,500	10,538,138

		26,101,012

Canada—4.4%
Constellation Software, Inc.	42,806	36,276,271
Fairfax Financial Holdings, Ltd.	71,925	33,315,804
Ritchie Bros. Auctioneers, Inc.	370,516	12,597,544

		82,189,619

China—4.5%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	219,659	40,076,785
Tencent Holdings, Ltd.	714,000	32,830,845
Tencent Music Entertainment Group (ADR) (a) (b)	703,045	12,725,114

		85,632,744

Denmark—2.5%
DSV A/S	365,033	30,208,157
Novozymes A/S - B Shares	353,665	16,268,932

		46,477,089

Finland—2.2%
Kone Oyj - Class B	536,188	27,068,441
Sampo Oyj - A Shares	307,017	13,924,045

		40,992,486

France—4.9%
Danone S.A.	240,476	18,548,841
Edenred	859,539	39,146,958
EssilorLuxottica S.A.	115,390	12,610,293
Legrand S.A.	318,337	21,340,397

		91,646,489

Germany—8.1%
Continental AG	64,003	9,634,545
Deutsche Boerse AG	333,728	42,788,861
MTU Aero Engines AG	97,682	22,116,288
SAP SE	444,853	51,400,239
Scout24 AG	534,823	27,676,321

		153,616,254

Hong Kong—4.5%
AIA Group, Ltd.	5,124,800	51,012,279
Hong Kong Exchanges and Clearing, Ltd.	948,000	33,037,168

		84,049,447

India—1.6%
Housing Development Finance Corp., Ltd.	1,075,995	30,517,953

Ireland—4.2%
CRH plc	734,120	22,722,971
Kingspan Group plc	577,930	26,771,151
Ryanair Holdings plc (ADR) (b)	400,773	30,033,929

		79,528,051

Japan—11.4%
Denso Corp.	408,500	15,962,927
FANUC Corp.	106,900	18,296,183
Japan Exchange Group, Inc.	1,894,800	33,725,873
Nidec Corp.	234,000	29,870,965
Shimano, Inc.	174,100	28,387,851
SMC Corp.	77,200	29,140,218
Sony Corp.	408,000	17,172,496
Sumitomo Mitsui Trust Holdings, Inc.	556,500	20,027,033
Toyota Tsusho Corp.	714,100	23,303,579

		215,887,125

Netherlands—3.2%
ASML Holding NV	89,447	16,809,211
Heineken Holding NV	291,428	29,225,009
IMCD NV	180,478	13,746,166

		59,780,386

Panama—1.0%
Copa Holdings S.A. - Class A	242,804	19,572,430

Peru—1.3%
Credicorp, Ltd.	102,148	24,510,413

Russia—0.6%
Magnit PJSC (GDR)	854,138	12,049,741

Singapore—1.4%
United Overseas Bank, Ltd.	1,453,664	27,016,517

South Africa—2.6%
Discovery, Ltd.	1,702,346	16,129,830
Naspers, Ltd. - N Shares	138,292	31,998,324

		48,128,154

South Korea—2.9%
NAVER Corp.	123,865	13,551,073
Samsung Electronics Co., Ltd.	1,047,786	41,203,734

		54,754,807

Spain—3.0%
Bankinter S.A.	2,551,972	19,442,346
Grifols S.A.	469,966	13,164,841
Industria de Diseno Textil S.A.	790,927	23,260,201

		55,867,388

BHFTII-1

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sweden—2.5%
Atlas Copco AB - B Shares	1,133,325	$28,076,594
Epiroc AB - Class B (b)	2,067,087	19,800,466

		47,877,060

Switzerland—5.1%
Cie Financiere Richemont S.A.	272,252	19,860,822
Credit Suisse Group AG (b)	1,477,754	17,250,878
Nestle S.A.	419,900	40,073,935
SGS S.A.	7,859	19,576,498

		96,762,133

Taiwan—3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,020,000	64,159,488

United Kingdom—14.5%
ASOS plc (a) (b)	458,517	19,121,640
boohoo Group plc (b)	6,528,432	16,120,011
Burberry Group plc	730,253	18,651,072
Experian plc	1,111,686	30,121,780
Hargreaves Lansdown plc	1,089,043	26,510,616
Howden Joinery Group plc	2,000,642	12,674,743
Just Eat plc (b)	3,003,763	29,415,488
Prudential plc	1,439,242	28,847,311
Rio Tinto plc	863,199	50,221,987
St. James’s Place plc	1,039,748	13,968,429
Unilever NV	479,004	27,841,108

		273,494,185

United States—1.7%
Pricesmart, Inc. (a)	130,472	7,682,191
Spotify Technology S.A. (b)	170,107	23,610,852

		31,293,043

Total Common Stocks (Cost $1,472,571,791)		1,851,961,346

Preferred Stock—0.3%

Spain—0.3%
Grifols S.A. - Class B (Cost $6,362,013)	261,847	5,224,184

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $11,718,578; collateralized by U.S. Treasury Note at 2.500%, maturing 01/15/22, with a market value of $11,953,034.	11,717,406	11,717,406

Total Short-Term Investments (Cost $11,717,406)		11,717,406

Securities Lending Reinvestments (c)—2.6%
Security Description	Principal Amount*	Value

Certificate of Deposit—0.1%
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (d)	1,000,000	$1,000,355

Commercial Paper—0.2%
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (d)	1,000,000	1,000,000
Matchpoint Finance plc 2.450%, 04/01/19	1,999,592	1,999,562

		2,999,562

Repurchase Agreements—1.5%
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $300,061; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $306,000.	300,000	300,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $200,047; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $204,000.	200,000	200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $200,042; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $204,000.	200,000	200,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $1,000,229; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $8,709,271; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $8,881,591.	8,707,442	8,707,442
ING Financial Markets LLC Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $8,001,700; collateralized by U.S. Government Agency Obligations with rates ranging from 1.200% - 6.250%, maturity dates ranging from 09/12/19 - 07/15/32, and an aggregate market value of $8,160,050.	8,000,000	8,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $302,377; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $321,407.	300,000	300,000

BHFTII-2

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $3,285,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $3,559,045.	3,200,000	$3,200,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $5,131,078; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $5,561,008.	5,000,000	5,000,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $1,000,494; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,112,202.	1,000,000	1,000,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $300,148; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $333,661.	300,000	300,000

		28,207,442

Time Deposits—0.8%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	2,000,000	2,000,000
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	2,000,000	2,000,000
DZ Bank AG New York 2.430%, 04/01/19	2,000,000	2,000,000
Natixis New York 2.400%, 04/01/19	2,000,000	2,000,000
Nordea Bank New York 2.350%, 04/01/19	2,000,000	2,000,000
Royal Bank of Canada 2.450%, 04/01/19	2,000,000	2,000,000
Skandi New York 2.380%, 04/01/19	2,000,000	2,000,000
Svenska, New York 2.360%, 04/01/19	2,000,000	2,000,000

		16,000,000

Total Securities Lending Reinvestments (Cost $48,207,442)		48,207,359

Total Investments—101.7% (Cost $1,538,858,652)		1,917,110,295
Other assets and liabilities (net)—(1.7)%		(31,192,476)

Net Assets—100.0%		$1,885,917,819

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $56,401,696 and the collateral received consisted of cash in the amount of $48,207,034 and non-cash collateral with a value of $8,281,847. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt
(LIBOR)—	London Interbank Offered Rate

Ten Largest Industries as of March 31, 2019 (Unaudited)	% of Net Assets
Internet & Direct Marketing Retail	8.9
Capital Markets	8.9
Insurance	7.6
Machinery	6.5
Banks	5.7
Software	4.7
Semiconductors & Semiconductor Equipment	4.3
Interactive Media & Services	3.9
Food Products	3.1
Commercial Services & Supplies	2.7

BHFTII-3

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$63,929,807	$—	$—	$63,929,807
Australia	—	36,127,525	—	36,127,525
Brazil	26,101,012	—	—	26,101,012
Canada	82,189,619	—	—	82,189,619
China	52,801,899	32,830,845	—	85,632,744
Denmark	—	46,477,089	—	46,477,089
Finland	—	40,992,486	—	40,992,486
France	—	91,646,489	—	91,646,489
Germany	—	153,616,254	—	153,616,254
Hong Kong	—	84,049,447	—	84,049,447
India	—	30,517,953	—	30,517,953
Ireland	30,033,929	49,494,122	—	79,528,051
Japan	—	215,887,125	—	215,887,125
Netherlands	—	59,780,386	—	59,780,386
Panama	19,572,430	—	—	19,572,430
Peru	24,510,413	—	—	24,510,413
Russia	—	12,049,741	—	12,049,741
Singapore	—	27,016,517	—	27,016,517
South Africa	—	48,128,154	—	48,128,154
South Korea	—	54,754,807	—	54,754,807
Spain	—	55,867,388	—	55,867,388
Sweden	—	47,877,060	—	47,877,060
Switzerland	—	96,762,133	—	96,762,133
Taiwan	—	64,159,488	—	64,159,488
United Kingdom	—	273,494,185	—	273,494,185
United States	31,293,043	—	—	31,293,043
Total Common Stocks	330,432,152	1,521,529,194	—	1,851,961,346
Total Preferred Stock*	—	5,224,184	—	5,224,184
Total Short-Term Investment*	—	11,717,406	—	11,717,406
Total Securities Lending Reinvestments*	—	48,207,359	—	48,207,359
Total Investments	$330,432,152	$1,586,678,143	$—	$1,917,110,295

Collateral for Securities Loaned (Liability)	$—	$(48,207,034)	$—	$(48,207,034)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-4

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—44.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—33.8%
Fannie Mae 15 Yr. Pool
2.000%, 10/01/31	250,109	$243,693
2.000%, 11/01/31	3,057,554	2,979,113
2.000%, 12/01/31	327,534	319,131
2.000%, 03/01/32	1,951,858	1,901,782
2.500%, 09/01/27	282,197	281,943
2.500%, 02/01/28	33,077	33,062
2.500%, 04/01/28	81,470	81,434
2.500%, 08/01/28	224,327	224,228
2.500%, 01/01/30	1,163,869	1,158,071
2.500%, 02/01/30	146,316	145,964
2.500%, 03/01/30	245,019	243,893
2.500%, 07/01/30	859,021	854,994
2.500%, 08/01/30	2,903,613	2,890,917
2.500%, 09/01/30	1,397,478	1,390,959
2.500%, 11/01/30	2,917,587	2,904,497
2.500%, 03/01/31	165,211	165,036
2.500%, 06/01/31	802,949	799,627
2.500%, 07/01/31	447,099	445,249
2.500%, 08/01/31	78,650	78,324
2.500%, 10/01/31	3,902,050	3,885,404
2.500%, 11/01/31	2,416,818	2,407,196
2.500%, 02/01/32	115,481	114,950
2.500%, 03/01/32	377,737	376,407
2.500%, 08/01/32	2,812,300	2,800,058
2.500%, 02/01/33	4,985,388	4,961,702
3.000%, 04/01/28	175,572	177,515
3.000%, 05/01/28	217,976	220,372
3.000%, 10/01/28	384,216	388,190
3.000%, 11/01/28	2,854,498	2,886,367
3.000%, 12/01/28	888,644	898,329
3.000%, 01/01/29	294,385	297,535
3.000%, 04/01/29	1,302,946	1,317,794
3.000%, 05/01/29	1,777,488	1,796,913
3.000%, 08/01/29	1,893,159	1,914,806
3.000%, 10/01/29	505,802	511,730
3.000%, 03/01/30	1,011,688	1,023,528
3.000%, 04/01/30	851,715	861,412
3.000%, 05/01/30	1,290,402	1,305,286
3.000%, 07/01/30	1,036,749	1,048,525
3.000%, 08/01/30	4,734,276	4,788,193
3.000%, 09/01/30	1,131,725	1,144,289
3.000%, 08/01/31	4,807,462	4,857,117
3.000%, 09/01/31	481,091	486,592
3.000%, 03/01/32	991,533	1,002,591
3.500%, 08/01/28	480,040	491,458
3.500%, 10/01/28	2,987,259	3,065,770
3.500%, 11/01/28	3,113,455	3,195,349
3.500%, 02/01/29	4,526,203	4,640,293
3.500%, 04/01/29	1,046,854	1,071,508
3.500%, 05/01/29	2,966,697	3,039,440
3.500%, 06/01/29	2,138,144	2,191,330
3.500%, 07/01/29	1,268,041	1,301,120
3.500%, 09/01/29	178,894	183,373
3.500%, 08/01/30	900,057	922,640
3.500%, 11/01/32	217,345	222,997

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
3.500%, 01/01/33	144,011	147,773
4.000%, 10/01/33	12,769,936	13,270,629
4.500%, 12/01/20	117,003	119,041
4.500%, 02/01/25	283,537	291,646
4.500%, 04/01/25	61,323	63,079
4.500%, 07/01/25	239,292	246,149
4.500%, 06/01/26	1,540,497	1,584,502
Fannie Mae 20 Yr. Pool
3.000%, 10/01/36	111,123	112,246
3.000%, 11/01/36	1,129,544	1,140,957
3.000%, 12/01/36	1,673,183	1,690,092
5.000%, 05/01/23	1,515	1,600
Fannie Mae 30 Yr. Pool
3.000%, 12/01/42	6,856,091	6,861,789
3.000%, 01/01/43	4,728,369	4,732,299
3.000%, 02/01/43	2,229,845	2,231,697
3.000%, 03/01/43	18,214,026	18,228,677
3.000%, 04/01/43	12,361,931	12,372,204
3.000%, 05/01/43	16,641,879	16,655,713
3.000%, 06/01/43	2,150,079	2,151,866
3.000%, 07/01/43	1,219,293	1,220,306
3.000%, 08/01/43	986,138	986,958
3.000%, 06/01/46	765,702	765,897
3.000%, 08/01/46	82,003	82,033
3.000%, 09/01/46	1,163,780	1,163,043
3.000%, 11/01/46	4,052,567	4,046,280
3.000%, 01/01/47	395,570	395,226
3.000%, 02/01/47	950,608	949,198
3.000%, 03/01/47	3,129,026	3,122,576
3.000%, TBA (a)	5,539,058	5,516,123
3.500%, 01/01/42	715,841	731,561
3.500%, 04/01/42	429,018	438,281
3.500%, 05/01/42	316,260	322,949
3.500%, 06/01/42	747,637	764,231
3.500%, 07/01/42	117,338	119,872
3.500%, 08/01/42	190,674	194,791
3.500%, 10/01/42	1,019,196	1,041,064
3.500%, 11/01/42	2,259,445	2,308,017
3.500%, 12/01/42	1,147,521	1,172,281
3.500%, 02/01/43	1,372,617	1,404,900
3.500%, 03/01/43	1,477,274	1,511,227
3.500%, 04/01/43	46,118	47,114
3.500%, 05/01/43	268,978	274,988
3.500%, 06/01/43	1,153,581	1,177,505
3.500%, 07/01/43	9,129,870	9,343,760
3.500%, 08/01/43	6,776,045	6,936,175
3.500%, 09/01/43	107,705	110,281
3.500%, 11/01/43	1,142,389	1,169,269
3.500%, 01/01/44	1,038,000	1,061,477
3.500%, 05/01/44	12,230,973	12,573,985
3.500%, 06/01/44	10,025,019	10,241,818
3.500%, 07/01/44	52,799	54,041
3.500%, 02/01/45	1,018,633	1,040,575
3.500%, 07/01/45	3,094,299	3,162,224
3.500%, 10/01/45	1,562,072	1,598,212

BHFTII-5

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 11/01/45	3,266,891	$3,345,816
3.500%, 12/01/45	783,403	803,482
3.500%, 03/01/46	1,126,364	1,149,267
3.500%, 04/01/46	1,717,726	1,749,666
3.500%, 05/01/46	723,115	737,794
3.500%, 06/01/46	3,138,207	3,202,548
3.500%, 08/01/46	1,502,510	1,532,864
3.500%, 09/01/46	1,568,500	1,603,726
3.500%, 11/01/46	2,897,455	2,969,682
3.500%, 12/01/46	3,412,109	3,490,994
3.500%, 01/01/47	7,395,416	7,592,022
3.500%, 02/01/47	582,845	596,551
3.500%, 05/01/47	1,976,698	2,022,833
3.500%, 06/01/47	1,208,470	1,235,267
3.500%, 07/01/47	851,433	871,138
3.500%, 09/01/47	835,779	853,488
3.500%, 10/01/47	260,275	266,074
3.500%, 11/01/47	1,448,093	1,483,675
3.500%, 12/01/47	9,766,480	9,983,158
3.500%, 01/01/48	6,354,347	6,495,323
4.000%, 08/01/33	1,069,478	1,100,042
4.000%, 06/01/39	840,842	872,054
4.000%, 12/01/39	76,660	79,493
4.000%, 07/01/40	1,008,248	1,045,557
4.000%, 08/01/40	1,836,761	1,905,226
4.000%, 10/01/40	4,966,585	5,178,736
4.000%, 11/01/40	329,437	341,721
4.000%, 12/01/40	1,697,408	1,760,707
4.000%, 04/01/41	160,916	166,918
4.000%, 09/01/41	4,125,559	4,279,453
4.000%, 10/01/41	292,950	303,879
4.000%, 12/01/41	1,137,696	1,194,546
4.000%, 01/01/42	1,120,051	1,165,990
4.000%, 02/01/42	2,829,385	2,934,904
4.000%, 05/01/42	1,112,225	1,160,923
4.000%, 06/01/42	577,649	599,170
4.000%, 07/01/42	4,077,716	4,275,846
4.000%, 08/01/42	311,909	323,541
4.000%, 09/01/42	757,360	785,599
4.000%, 12/01/42	2,189,878	2,288,290
4.000%, 01/01/43	936,432	971,320
4.000%, 03/01/43	191,362	199,914
4.000%, 10/01/43	702,998	729,188
4.000%, 11/01/43	3,264,478	3,427,199
4.000%, 01/01/44	2,422,108	2,543,104
4.000%, 02/01/44	2,342,856	2,458,837
4.000%, 05/01/44	3,423,201	3,592,852
4.000%, 07/01/44	220,988	229,034
4.000%, 08/01/44	766,787	805,082
4.000%, 12/01/44	2,118,829	2,218,330
4.000%, 01/01/45	348,026	364,759
4.000%, 02/01/45	1,100,682	1,150,676
4.000%, 03/01/45	958,504	997,526
4.000%, 04/01/45	868,370	910,128
4.000%, 05/01/45	851,401	890,702

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 10/01/45	5,745,547	6,019,321
4.000%, 11/01/45	2,134,372	2,238,596
4.000%, 12/01/45	4,392,928	4,593,912
4.000%, 01/01/46	4,638,781	4,812,287
4.000%, 02/01/46	1,553,151	1,622,565
4.000%, 06/01/46	3,595,276	3,718,195
4.000%, 11/01/46	272,298	285,899
4.000%, 01/01/47	394,016	413,692
4.000%, 03/01/47	67,553,402	70,756,565
4.000%, 08/01/47	985,720	1,026,928
4.000%, 03/01/48	2,556,040	2,688,832
4.000%, 04/01/48	1,594,453	1,675,773
4.000%, 08/01/48	10,078,157	10,486,537
4.000%, TBA (a)	1,223,000	1,257,015
4.500%, 08/01/39	1,206,156	1,275,286
4.500%, 11/01/39	372,684	397,247
4.500%, 01/01/40	38,366	40,787
4.500%, 04/01/40	88,025	93,535
4.500%, 05/01/40	226,155	239,100
4.500%, 06/01/40	211,288	223,393
4.500%, 07/01/40	436,681	461,695
4.500%, 08/01/40	2,893,186	3,058,883
4.500%, 11/01/40	829,074	876,576
4.500%, 07/01/41	242,237	256,042
4.500%, 08/01/41	33,568	34,964
4.500%, 09/01/41	895,242	945,159
4.500%, 10/01/41	178,073	189,080
4.500%, 01/01/42	169,253	178,942
4.500%, 06/01/42	82,276	85,719
4.500%, 08/01/42	1,032,412	1,087,693
4.500%, 09/01/42	2,620,101	2,770,087
4.500%, 09/01/43	1,050,950	1,107,157
4.500%, 10/01/43	1,302,126	1,368,800
4.500%, 12/01/43	1,442,144	1,519,422
4.500%, 01/01/44	1,637,914	1,725,419
4.500%, 09/01/45	722,710	769,321
4.500%, 11/01/45	468,384	497,807
4.500%, 12/01/45	1,177,303	1,241,479
4.500%, 09/01/46	611,405	655,240
4.500%, 09/01/47	82,858	86,727
4.500%, 10/01/47	210,279	221,287
4.500%, 11/01/47	53,786	56,505
4.500%, 12/01/47	66,768	70,147
4.500%, 02/01/48	121,939	127,591
4.500%, 03/01/48	222,637	233,481
4.500%, 04/01/48	1,377,173	1,476,490
4.500%, 05/01/48	18,597,454	19,805,309
4.500%, 07/01/48	261,063	276,641
4.500%, 08/01/48	574,589	616,567
4.500%, TBA (a)	91,104,000	94,849,851
5.000%, 11/01/32	3,545	3,782
5.000%, 09/01/35	194,707	209,502
5.000%, 06/01/39	8,458,538	9,124,806
5.000%, 04/01/41	35,097	37,860
5.000%, 07/01/41	367,659	394,234

BHFTII-6

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 08/01/41	339,616	$366,362
5.000%, 01/01/42	50,857	53,745
5.000%, 06/01/47	23,325	24,685
5.000%, 01/01/48	26,070	28,005
5.000%, 04/01/48	1,274,107	1,367,241
5.000%, 09/01/48	1,636,371	1,731,713
5.000%, 10/01/48	3,528,910	3,737,921
5.000%, 12/01/48	12,342,997	13,067,296
5.000%, 01/01/49	7,632,094	8,084,638
5.000%, 02/01/49	18,518,479	19,616,544
5.500%, 11/01/32	931,263	1,009,295
5.500%, 12/01/32	163,355	176,601
5.500%, 01/01/33	587,772	632,862
5.500%, 12/01/33	219,297	237,908
5.500%, 05/01/34	1,716,991	1,888,978
5.500%, 08/01/37	1,779,554	1,957,797
5.500%, 02/01/38	255,552	274,386
5.500%, 03/01/38	190,299	207,953
5.500%, 04/01/38	110,500	117,931
5.500%, 06/01/38	249,315	266,397
5.500%, 12/01/38	116,182	123,995
5.500%, 01/01/39	277,444	304,370
5.500%, 08/01/39	191,047	204,933
5.500%, 12/01/39	412,858	443,425
5.500%, 04/01/40	67,283	72,347
5.500%, 04/01/41	271,157	292,895
6.000%, 02/01/34	198,220	218,764
6.000%, 08/01/34	148,575	163,978
6.000%, 04/01/35	2,344,292	2,586,932
6.000%, 06/01/36	288,969	322,584
6.000%, 02/01/38	479,654	528,708
6.000%, 03/01/38	148,114	163,547
6.000%, 05/01/38	489,688	540,739
6.000%, 10/01/38	595,598	657,498
6.000%, 12/01/38	178,481	196,869
6.000%, 04/01/40	1,904,989	2,103,315
6.000%, 09/01/40	201,543	222,557
6.000%, 06/01/41	440,436	485,744
6.500%, 05/01/40	2,770,505	3,169,092
Fannie Mae Pool 4.000%, 01/01/41	408,031	421,849
Fannie Mae REMICS (CMO) 5.000%, 04/25/35	42,401	43,928
Fannie Mae-ACES (CMO)
2.961%, 02/25/27 (b)	1,598,000	1,601,331
2.986%, 12/25/27 (b)	507,000	508,184
Freddie Mac 15 Yr. Gold Pool
2.500%, 04/01/27	116,328	116,358
2.500%, 10/01/28	404,091	404,195
2.500%, 08/01/29	952,395	952,283
2.500%, 12/01/29	251,177	250,200
2.500%, 05/01/30	1,018,709	1,017,092
2.500%, 07/01/30	686,634	685,438
2.500%, 08/01/30	2,364,660	2,358,601
2.500%, 09/01/30	2,579,347	2,571,022

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool
2.500%, 04/01/31	1,837,650	1,830,495
2.500%, TBA (a)	7,117,000	7,080,303
3.000%, 01/01/30	739,954	749,532
3.000%, 04/01/30	3,913,335	3,963,282
3.000%, 05/01/30	642,947	651,463
3.000%, 06/01/30	27,045	27,378
3.000%, 07/01/30	1,445,466	1,462,882
3.000%, 08/01/30	473,345	478,999
3.000%, TBA (a)	9,130,000	9,218,716
Freddie Mac 30 Yr. Gold Pool
3.000%, 12/01/42	2,554,606	2,557,110
3.000%, 01/01/43	1,699,141	1,700,806
3.000%, 03/01/43	3,661,527	3,665,113
3.000%, 07/01/43	10,632,282	10,642,705
3.000%, 12/01/46	2,944,588	2,940,053
3.000%, TBA (a)	34,726,779	34,587,926
3.500%, 04/01/42	2,174,783	2,223,538
3.500%, 05/01/42	108,228	110,507
3.500%, 08/01/42	2,642,164	2,704,716
3.500%, 10/01/42	132,353	135,089
3.500%, 11/01/42	1,034,349	1,057,296
3.500%, 01/01/43	1,222,448	1,249,551
3.500%, 06/01/43	297,921	304,421
3.500%, 12/01/43	4,850,256	4,957,781
3.500%, 01/01/44	21,943,665	22,468,330
3.500%, 04/01/44	2,176,527	2,229,820
3.500%, 05/01/44	532,198	545,718
3.500%, 06/01/44	383,811	392,635
3.500%, 07/01/44	110,851	113,994
3.500%, 08/01/44	403,421	413,301
3.500%, 09/01/44	846,785	868,254
3.500%, 11/01/44	22,803	23,281
3.500%, 01/01/45	166,337	169,833
3.500%, 05/01/45	245,776	250,931
3.500%, 06/01/45	211,109	215,547
3.500%, 07/01/45	5,842	5,964
3.500%, 08/01/45	6,327,067	6,482,071
3.500%, 09/01/45	178,382	183,315
3.500%, 10/01/45	23,101	23,586
3.500%, 01/01/46	1,056,196	1,078,397
3.500%, 02/01/46	73,119	74,656
3.500%, 03/01/46	751,964	767,771
3.500%, 05/01/46	859,241	877,302
3.500%, 07/01/46	7,790,834	7,968,451
3.500%, 03/01/47	2,184,624	2,237,287
3.500%, 07/01/47	336,372	344,614
3.500%, 10/01/47	1,328,382	1,362,378
3.500%, 12/01/47	1,654,143	1,693,917
3.500%, 01/01/48	543,158	555,845
4.000%, 08/01/40	283,802	294,602
4.000%, 09/01/40	304,713	317,500
4.000%, 10/01/40	136,177	141,942
4.000%, 11/01/40	607,994	633,691
4.000%, 04/01/41	16,163	16,779
4.000%, 10/01/41	519,008	542,656

BHFTII-7

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.000%, 09/01/43	426,979	$447,876
4.000%, 04/01/44	983,800	1,028,587
4.000%, 07/01/44	323,512	335,835
4.000%, 08/01/44	3,109,150	3,261,263
4.000%, 02/01/45	279,308	289,920
4.000%, 09/01/45	1,204,884	1,250,666
4.000%, 10/01/45	1,746,658	1,819,719
4.000%, 12/01/45	12,047,356	12,448,821
4.000%, 01/01/47	5,635,914	5,892,474
4.000%, 08/01/47	2,225,285	2,334,149
4.500%, 02/01/39	1,122,749	1,187,822
4.500%, 08/01/39	1,006,440	1,065,671
4.500%, 12/01/39	245,401	259,834
4.500%, 07/01/40	78,550	83,183
4.500%, 05/01/41	1,558,282	1,650,266
4.500%, 05/01/42	1,445,345	1,530,435
4.500%, 10/01/43	794,280	833,316
4.500%, 12/01/43	1,796,672	1,885,520
4.500%, 07/01/47	1,836,809	1,957,547
4.500%, 08/01/48	9,958,559	10,623,034
5.000%, 10/01/41	617,005	666,225
5.000%, 11/01/41	5,218,166	5,634,449
5.500%, 02/01/35	141,749	155,793
5.500%, 09/01/39	172,270	188,342
5.500%, 01/01/40	95,605	102,377
5.500%, 07/01/40	27,676	29,636
5.500%, 06/01/41	2,094,873	2,296,574
Freddie Mac Gold Pool
3.000%, 09/01/27	568,131	574,078
3.000%, 07/01/28	301,308	304,462
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 0.845%, 06/25/27 (b) (c)	2,623,727	138,027
2.653%, 08/25/26	270,000	267,212
2.770%, 05/25/25	1,110,000	1,107,224
3.120%, 09/25/26 (b)	1,080,000	1,101,368
3.224%, 03/25/27	771,000	790,448
3.347%, 11/25/26 (b)	490,000	506,954
3.430%, 01/25/27 (b)	410,000	426,319
3.444%, 12/25/27	210,000	218,498
3.531%, 07/25/23 (b)	500,000	518,023
3.590%, 01/25/25	291,000	304,181
3.683%, 10/25/25 (b)	453,000	469,535
3.850%, 05/25/28 (b)	530,000	568,018
4.050%, 09/25/28 (b)	1,050,000	1,142,607
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 4.636%, 1M LIBOR + 2.150%, 12/25/30 (144A) (b)	409,231	406,381
6.936%, 1M LIBOR + 4.450%, 03/25/30 (b)	682,210	731,976
FREMF Mortgage Trust (CMO) 3.981%, 05/25/50 (144A) (b)	275,556	279,787
4.051%, 04/25/48 (144A) (b)	360,000	367,922
4.229%, 08/25/50 (144A) (b)	440,000	450,820
FRESB Mortgage Trust (CMO) 3.480%, 06/25/28 (b)	716,027	736,523
3.660%, 06/25/28 (b)	422,378	436,881

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 3.000%, 02/15/45	1,299,240	1,307,421
3.500%, 01/15/42	376,457	386,598
3.500%, 02/15/42	161,473	165,763
3.500%, 04/15/42	302,883	311,083
3.500%, 05/15/42	331,962	341,546
3.500%, 08/15/42	469,307	482,766
3.500%, 11/15/42	275,964	282,974
3.500%, 12/15/42	1,042,045	1,072,071
3.500%, 01/15/43	446,629	457,969
3.500%, 02/15/43	693,472	712,167
3.500%, 03/15/43	376,267	385,742
3.500%, 04/15/43	2,088,642	2,146,018
3.500%, 05/15/43	2,305,415	2,366,587
3.500%, 06/15/43	623,363	641,323
3.500%, 07/15/43	2,206,993	2,270,539
4.000%, 03/15/41	787,997	818,912
4.000%, 12/15/41	25,167	26,004
4.500%, 02/15/42	9,768,918	10,281,145
4.500%, 03/15/47	144,356	151,977
4.500%, 04/15/47	370,395	390,924
4.500%, 05/15/47	133,117	140,738
5.000%, 12/15/38	273,416	293,681
5.000%, 07/15/39	641,624	688,664
5.000%, 10/15/39	349,817	375,664
5.000%, 09/15/40	24,460	26,267
5.000%, 12/15/40	871,827	935,914
5.500%, 04/15/33	24,499	26,935
6.500%, 04/15/33	45,003	49,406
8.500%, 05/15/22	407	407
Ginnie Mae II 30 Yr. Pool 3.000%, 12/20/44	160,209	161,540
3.000%, 04/20/45	3,106,236	3,126,869
3.000%, 06/20/45	8,097,310	8,151,068
3.000%, 07/20/45	84,101	84,660
3.000%, 08/20/45	84,167	84,727
3.000%, 10/20/45	1,004,994	1,011,669
3.000%, 12/20/45	88,077	88,662
3.000%, 04/20/46	17,896,800	18,015,644
3.000%, 05/20/46	127,090	127,973
3.000%, 06/20/46	2,906,902	2,925,321
3.000%, 07/20/46	5,989,197	6,028,987
3.000%, 08/20/46	1,128,609	1,136,108
3.000%, 09/20/46	10,990,179	11,069,976
3.000%, 10/20/46	435,523	438,417
3.000%, 11/20/46	282,922	284,802
3.000%, 12/20/46	1,074,150	1,081,286
3.000%, TBA (a)	1,113,500	1,118,850
3.500%, 04/20/43	2,039,611	2,091,461
3.500%, 05/20/43	1,099,077	1,127,044
3.500%, 07/20/43	85,744	87,926
3.500%, 02/20/44	2,544,096	2,600,866
3.500%, 05/20/45	712,534	729,526
3.500%, 05/20/46	1,554,362	1,591,463
3.500%, 09/20/46	578,398	592,216

BHFTII-8

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.500%, 10/20/46	2,266,011	$2,318,318
3.500%, TBA (a)	76,233,496	77,913,015
4.000%, 04/20/39	45,027	46,895
4.000%, 07/20/39	336,627	350,617
4.000%, 09/20/40	92,468	96,440
4.000%, 10/20/40	1,033,364	1,076,364
4.000%, 11/20/40	577,757	601,831
4.000%, 12/20/40	2,168,411	2,258,691
4.000%, 01/20/41	1,902,269	1,981,433
4.000%, 02/20/41	33,536	34,931
4.000%, 07/20/43	179,872	187,290
4.000%, 08/20/44	733,825	763,584
4.000%, 10/20/46	161,261	167,004
4.000%, TBA (a)	69,837,500	72,078,831
4.500%, 12/20/39	76,629	80,686
4.500%, 01/20/40	95,621	100,683
4.500%, 02/20/40	75,024	78,996
4.500%, 05/20/40	5,103	5,372
4.500%, 09/20/48	913,770	959,431
4.500%, TBA (a)	24,254,500	25,187,138
5.000%, 10/20/33	796,766	859,729
5.000%, 10/20/39	269,172	287,910
5.000%, 07/20/42	340,769	364,372
5.000%, TBA (a)	8,793,000	9,180,788
Government National Mortgage Association (CMO) 0.573%, 06/16/53 (b) (c)	1,283,225	30,445
0.689%, 02/16/50 (b) (c)	1,760,132	79,566
0.727%, 03/16/55 (b) (c)	3,457,285	174,413
0.744%, 11/16/53 (b) (c)	1,058,106	36,405
0.791%, 09/16/51 (b) (c)	17,460,770	918,920
0.808%, 05/16/59 (b) (c)	3,054,837	207,003
0.825%, 08/16/41 (c)	3,055,764	42,862
0.870%, 11/16/55 (b) (c)	1,883,411	111,430
0.890%, 09/16/55 (b) (c)	2,147,561	141,477
0.907%, 06/16/58 (b) (c)	2,691,738	194,171
0.917%, 04/16/57 (b) (c)	3,900,441	251,560
0.926%, 08/15/58 (b) (c)	6,812,698	516,918
0.952%, 09/16/56 (b) (c)	1,354,853	105,925
0.965%, 02/16/58 (b) (c)	5,278,074	377,439
0.968%, 12/16/58 (b) (c)	3,241,828	254,728
0.997%, 09/16/58 (b) (c)	1,990,517	161,092
1.000%, 02/16/39 (c)	2,204,798	13,583
1.002%, 08/16/58 (b) (c)	3,781,102	284,914
1.032%, 05/16/58 (b) (c)	2,576,735	200,042
1.062%, 12/16/57 (b) (c)	3,714,104	294,268
1.121%, 04/16/58 (b) (c)	1,550,142	128,921
2.000%, 03/16/35	196,680	180,257
2.250%, 12/16/38	309,246	290,271

		1,193,965,401

U.S. Treasury—10.2%
U.S. Treasury Bonds 2.875%, 05/15/43	8,084,000	8,225,154
2.875%, 11/15/46	2,181,000	2,213,033

U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.000%, 02/15/47	1,447,000	1,505,050
3.000%, 08/15/48 (d)	15,110,000	15,677,805
3.000%, 02/15/49	505,000	524,273
3.125%, 02/15/43 (d)	7,953,000	8,443,539
3.625%, 08/15/43	7,590,000	8,739,470
3.750%, 11/15/43	8,055,000	9,463,052
4.250%, 05/15/39	2,095,000	2,624,315
4.375%, 11/15/39	2,042,000	2,599,482
4.500%, 08/15/39	2,035,000	2,632,463
U.S. Treasury Notes 1.000%, 10/15/19	20,393,000	20,234,476
1.125%, 06/30/21	14,275,000	13,930,950
1.250%, 08/31/19	20,393,000	20,289,442
1.625%, 06/30/20	12,746,000	12,626,506
1.625%, 07/31/20	12,746,000	12,619,536
1.625%, 10/31/23	11,216,000	10,921,142
1.875%, 04/30/22	14,275,000	14,125,559
2.000%, 04/30/24	12,236,000	12,092,131
2.000%, 05/31/24	12,236,000	12,089,264
2.000%, 08/15/25	5,098,000	5,006,594
2.000%, 11/15/26	8,440,000	8,240,209
2.125%, 09/30/21	14,275,000	14,231,506
2.250%, 07/31/21	14,275,000	14,271,097
2.250%, 01/31/24	11,216,000	11,220,819
2.250%, 11/15/25	5,098,000	5,077,488
2.250%, 02/15/27 (d)	8,263,000	8,205,224
2.375%, 02/29/24	1,039,000	1,046,346
2.625%, 08/31/20	27,790,000	27,889,909
2.625%, 05/15/21	23,914,000	24,085,882
2.750%, 08/31/23	27,100,000	27,691,754
2.750%, 08/31/25	11,460,000	11,763,063
2.875%, 08/15/28	9,650,000	10,036,754

		360,343,287

Total U.S. Treasury & Government Agencies (Cost $1,549,707,231)		1,554,308,688

Corporate Bonds & Notes—38.2%

Advertising—0.0%
ACE03 MH1 B2 Zero Coupon, 08/15/30	619,669	470,948
Interpublic Group of Cos., Inc. (The) 3.500%, 10/01/20	495,000	499,327
3.750%, 10/01/21	265,000	269,659

		1,239,934

Aerospace/Defense—1.3%
BAE Systems Holdings, Inc.
2.850%, 12/15/20 (144A)	2,599,000	2,590,943
3.850%, 12/15/25 (144A)	1,765,000	1,784,255
4.750%, 10/07/44 (144A)	132,000	139,486

BHFTII-9

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Boeing Co. (The)
3.375%, 06/15/46	275,000	$251,428
3.825%, 03/01/59	190,000	183,188
General Dynamics Corp. 3.750%, 05/15/28	1,015,000	1,070,305
Harris Corp.
2.700%, 04/27/20	706,000	703,418
4.400%, 06/15/28	2,865,000	3,015,827
5.054%, 04/27/45	1,115,000	1,231,947
L3 Technologies, Inc.
3.850%, 06/15/23	3,635,000	3,747,857
3.850%, 12/15/26	1,885,000	1,919,876
4.400%, 06/15/28	340,000	357,093
4.950%, 02/15/21	435,000	449,467
Lockheed Martin Corp.
2.900%, 03/01/25	670,000	668,419
3.550%, 01/15/26	815,000	841,421
3.600%, 03/01/35	5,290,000	5,235,956
3.800%, 03/01/45	675,000	666,639
4.070%, 12/15/42	1,720,000	1,753,960
Northrop Grumman Corp.
2.930%, 01/15/25	3,065,000	3,024,727
3.250%, 01/15/28	3,106,000	3,055,542
3.850%, 04/15/45	690,000	663,187
4.030%, 10/15/47	1,180,000	1,168,322
Raytheon Co. 7.200%, 08/15/27	530,000	683,995
United Technologies Corp.
1.950%, 11/01/21	3,825,000	3,747,399
4.125%, 11/16/28	3,645,000	3,798,823
4.150%, 05/15/45	251,000	244,681
4.500%, 06/01/42	2,485,000	2,569,675

		45,567,836

Agriculture—0.5%
Altria Group, Inc.
2.850%, 08/09/22	475,000	474,039
3.490%, 02/14/22	660,000	670,627
4.000%, 01/31/24	2,440,000	2,514,364
4.400%, 02/14/26	220,000	226,594
4.800%, 02/14/29	760,000	784,233
5.375%, 01/31/44	1,450,000	1,457,978
5.800%, 02/14/39	1,300,000	1,376,787
5.950%, 02/14/49	490,000	525,729
6.200%, 02/14/59	170,000	182,875
BAT International Finance plc 3.950%, 06/15/25 (144A)	2,625,000	2,632,289
Reynolds American, Inc.
4.450%, 06/12/25	5,615,000	5,769,172
5.850%, 08/15/45	68,000	69,861

		16,684,548

Airlines—0.8%
Air Canada Pass-Through Trust 3.300%, 01/15/30 (144A)	588,538	572,107
3.700%, 01/15/26 (144A)	9,511	9,211
5.000%, 12/15/23 (144A)	414,004	423,526
American Airlines Group, Inc. 4.625%, 03/01/20 (144A)	2,214,000	2,226,509
American Airlines Pass-Through Trust 3.000%, 10/15/28	1,158,249	1,120,250
3.350%, 10/15/29	547,765	535,327
3.600%, 09/22/27	231,639	232,033
3.650%, 02/15/29	246,600	247,865
3.700%, 05/01/23	231,440	228,501
3.700%, 10/15/25	479,471	468,177
3.750%, 10/15/25	24,614	24,144
4.375%, 10/01/22	21,061	21,168
4.400%, 09/22/23	1,831,698	1,845,252
4.950%, 02/15/25	205,566	211,529
5.250%, 01/15/24	1,085,211	1,119,025
Azul Investments LLP 5.875%, 10/26/24 (144A)	200,000	188,752
Delta Air Lines Pass-Through Trust 3.204%, 04/25/24	1,255,000	1,274,452
Delta Air Lines, Inc. 2.600%, 12/04/20	3,005,000	2,986,314
2.875%, 03/13/20	8,220,000	8,204,994
3.400%, 04/19/21	265,000	266,126
Gol Finance, Inc. 7.000%, 01/31/25 (144A) (e)	923,000	854,929
Latam Finance, Ltd. 7.000%, 03/01/26 (144A)	561,000	569,976
Turkish Airlines Pass-Through Trust 4.200%, 03/15/27 (144A)	1,021,272	896,575
U.S. Airways Pass-Through Trust 5.375%, 11/15/21	161,384	166,490
6.750%, 06/03/21	43,351	45,529
United Airlines Pass-Through Trust 2.875%, 10/07/28	332,445	318,616
3.100%, 07/07/28	80,114	78,298
3.450%, 12/01/27	189,011	188,047
3.500%, 03/01/30	265,300	261,763
3.650%, 10/07/25	77,720	76,745
3.650%, 01/07/26	90,521	89,405
4.150%, 08/25/31	765,000	792,560
4.600%, 03/01/26	575,073	584,091
4.625%, 09/03/22	81,377	82,614
4.750%, 04/11/22	315,357	320,371

		27,531,271

Auto Manufacturers—1.9%
Daimler Finance North America LLC 2.300%, 02/12/21 (144A)	1,015,000	1,002,821
3.100%, 05/04/20 (144A)	3,130,000	3,135,849
3.350%, 05/04/21 (144A)	3,770,000	3,793,346
3.750%, 11/05/21 (144A)	890,000	905,630

BHFTII-10

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Ford Motor Credit Co. LLC 2.979%, 08/03/22	2,125,000	$2,031,642
3.096%, 05/04/23	1,930,000	1,810,618
3.157%, 08/04/20	500,000	496,513
3.200%, 01/15/21	1,310,000	1,291,398
3.219%, 01/09/22	9,970,000	9,693,352
3.336%, 03/18/21	205,000	201,909
5.750%, 02/01/21	2,714,000	2,795,389
General Motors Co. 5.000%, 04/01/35	370,000	336,060
5.400%, 04/01/48	300,000	275,253
6.250%, 10/02/43	250,000	250,174
General Motors Financial Co., Inc. 3.150%, 06/30/22	4,710,000	4,664,812
3.200%, 07/06/21	6,650,000	6,622,044
4.000%, 01/15/25	2,576,000	2,528,618
4.000%, 10/06/26	390,000	373,877
4.200%, 03/01/21	815,000	826,773
4.200%, 11/06/21	2,800,000	2,853,448
Hyundai Capital America 2.550%, 04/03/20 (144A)	8,645,000	8,583,521
3.950%, 02/01/22 (144A)	965,000	978,795
Hyundai Capital Services, Inc. 3.000%, 08/29/22 (144A)	1,220,000	1,206,148
Toyota Motor Credit Corp. 3.050%, 01/11/28 (e)	950,000	949,902
3.650%, 01/08/29	535,000	558,662
Volkswagen Group of America Finance LLC 2.400%, 05/22/20 (144A)	2,000,000	1,986,072
3.875%, 11/13/20 (144A)	3,075,000	3,113,234
4.000%, 11/12/21 (144A)	3,215,000	3,280,539

		66,546,399

Auto Parts & Equipment—0.1%
Aptiv plc 4.250%, 01/15/26	364,000	375,255
ZF North America Capital, Inc. 4.750%, 04/29/25 (144A)	3,053,000	2,967,014

		3,342,269

Banks—10.5%
ABN AMRO Bank NV 2.650%, 01/19/21 (144A)	2,590,000	2,581,766
Banco Espirito Santo S.A. 4.000%, 01/21/19 (EUR) (f) (g)	200,000	62,818
Banco Mercantil del Norte S.A. 6.875%, 5Y H15 + 5.035%, 07/06/22 (144A) (b)	251,000	249,434
7.625%, 10Y H15 + 5.353%, 01/10/28 (144A) (b)	251,000	251,000
Banco Santander S.A. 3.848%, 04/12/23	2,000,000	2,017,911
Bank of America Corp. 2.328%, 3M LIBOR + 0.630%, 10/01/21 (b)	11,882,000	11,772,923
2.369%, 3M LIBOR + 0.660%, 07/21/21 (b)	3,945,000	3,919,039
2.625%, 10/19/20	1,475,000	1,471,511
3.300%, 01/11/23	640,000	648,395

Banks—(Continued)
Bank of America Corp.
3.366%, 3M LIBOR + 0.810%, 01/23/26 (b)	1,180,000	1,181,618
3.419%, 3M LIBOR + 1.040%, 12/20/28 (b)	7,700,000	7,536,392
3.458%, 3M LIBOR + 0.970%, 03/15/25 (b) (e)	1,090,000	1,101,435
3.499%, 3M LIBOR + 0.630%, 05/17/22 (b)	2,350,000	2,378,944
3.500%, 04/19/26	510,000	515,587
3.705%, 3M LIBOR + 1.512%, 04/24/28 (b)	3,515,000	3,533,771
3.824%, 3M LIBOR + 1.575%, 01/20/28 (b)	3,775,000	3,830,454
3.875%, 08/01/25	2,840,000	2,942,382
3.950%, 04/21/25	744,000	758,210
3.970%, 3M LIBOR + 1.070%, 03/05/29 (b)	520,000	531,053
4.183%, 11/25/27	955,000	971,320
4.200%, 08/26/24	1,598,000	1,654,823
4.450%, 03/03/26	2,978,000	3,105,244
5.875%, 3M LIBOR + 2.931%, 03/15/28 (b)	435,000	441,373
Bank of New York Mellon Corp. (The) 4.625%, 3M LIBOR + 3.131%, 09/20/26 (b)	2,405,000	2,272,725
Barclays plc 4.950%, 01/10/47	1,061,000	1,063,117
4.972%, 3M LIBOR + 1.902%, 05/16/29 (b)	2,460,000	2,545,229
BNP Paribas S.A. 2.950%, 05/23/22 (144A)	4,050,000	4,024,451
3.800%, 01/10/24 (144A)	400,000	403,360
4.705%, 3M LIBOR + 2.235%, 01/10/25 (144A) (b)	965,000	1,003,664
7.375%, 5Y USD ICE Swap + 5.150%, 08/19/25 (144A) (b)	595,000	631,444
Citibank N.A. 3.400%, 07/23/21 (e)	3,390,000	3,434,800
3.650%, 01/23/24 (e)	6,845,000	7,065,864
Citigroup, Inc. 2.500%, 07/29/19	3,634,000	3,632,152
2.876%, 3M LIBOR + 0.950%, 07/24/23 (b)	1,535,000	1,525,733
2.900%, 12/08/21	5,235,000	5,231,669
3.200%, 10/21/26	4,730,000	4,636,537
3.668%, 3M LIBOR + 1.390%, 07/24/28 (b)	4,270,000	4,263,318
3.887%, 3M LIBOR + 1.563%, 01/10/28 (b)	1,590,000	1,615,954
4.400%, 06/10/25	1,530,000	1,584,997
4.450%, 09/29/27	500,000	514,353
Citizens Bank N.A. 2.250%, 03/02/20	6,026,000	5,997,645
2.650%, 05/26/22	4,875,000	4,835,497
Cooperative Rabobank UA 11.000%, 3M LIBOR + 10.868%, 06/30/19 (144A) (b)	1,930,000	1,966,187
Credit Suisse Group AG 2.997%, 3M LIBOR + 1.200%, 12/14/23 (144A) (b)	3,250,000	3,194,704
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (b)	2,265,000	2,321,273
7.250%, 5Y USD ICE Swap + 4.332%, 09/12/25 (144A) (b)	2,035,000	2,042,631
Credit Suisse Group Funding Guernsey, Ltd. 2.750%, 03/26/20	4,269,000	4,263,243
3.125%, 12/10/20	8,102,000	8,128,877
3.800%, 09/15/22	1,500,000	1,528,589
Danske Bank A/S 5.000%, 01/12/22 (144A)	2,490,000	2,550,037
5.375%, 01/12/24 (144A)	2,330,000	2,424,205
Deutsche Bank AG 2.700%, 07/13/20	3,815,000	3,774,001
2.950%, 08/20/20 (e)	1,874,000	1,857,898

BHFTII-11

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Deutsche Bank AG
4.250%, 02/04/21	4,445,000	$4,462,696
4.250%, 10/14/21	1,040,000	1,045,232
Discover Bank 4.650%, 09/13/28 (e)	440,000	460,973
Fifth Third Bancorp 2.250%, 06/14/21	3,062,000	3,029,942
3.650%, 01/25/24	2,700,000	2,766,465
Goldman Sachs Group, Inc. (The) 2.000%, 04/25/19	950,000	949,540
2.350%, 11/15/21	4,120,000	4,057,291
2.550%, 10/23/19	4,660,000	4,653,045
2.750%, 09/15/20	1,326,000	1,324,381
3.691%, 3M LIBOR + 1.510%, 06/05/28 (b) (e)	4,245,000	4,203,253
3.850%, 01/26/27	1,800,000	1,808,354
3.854%, 3M LIBOR + 1.170%, 05/15/26 (b)	1,310,000	1,285,059
4.017%, 3M LIBOR + 1.373%, 10/31/38 (b)	1,370,000	1,313,702
4.223%, 3M LIBOR + 1.301%, 05/01/29 (b)	2,935,000	3,003,566
HSBC Holdings plc 2.650%, 01/05/22	3,200,000	3,172,183
3.950%, 3M LIBOR + 0.987%, 05/18/24 (b)	1,525,000	1,556,190
4.041%, 3M LIBOR + 1.546%, 03/13/28 (b)	3,550,000	3,580,125
5.100%, 04/05/21	1,600,000	1,667,811
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (b)	3,575,000	3,544,612
HSBC USA, Inc. 2.350%, 03/05/20	4,175,000	4,162,805
ING Bank NV 5.800%, 09/25/23 (144A)	1,460,000	1,579,497
ING Groep NV 4.100%, 10/02/23	3,815,000	3,923,058
Intesa Sanpaolo S.p.A. 6.500%, 02/24/21 (144A)	800,000	838,718
Itau Unibanco Holding S.A. 6.125%, 5Y H15 + 3.981%, 12/12/22 (144A) (b)	400,000	392,680
6.500%, 5Y H15 + 3.863%, 03/19/23 (144A) (b)	200,000	197,502
JPMorgan Chase & Co. 2.550%, 03/01/21	1,969,000	1,963,302
2.972%, 01/15/23	1,474,000	1,474,001
3.514%, 3M LIBOR + 0.610%, 06/18/22 (b)	2,730,000	2,768,565
3.540%, 3M LIBOR + 1.380%, 05/01/28 (b)	5,985,000	5,994,272
3.559%, 3M LIBOR + 0.730%, 04/23/24 (b)	725,000	737,696
3.782%, 3M LIBOR + 1.337%, 02/01/28 (b)	3,610,000	3,680,597
3.797%, 3M LIBOR + 0.890%, 07/23/24 (b)	3,998,000	4,107,019
3.882%, 3M LIBOR + 1.360%, 07/24/38 (b)	3,100,000	3,047,049
4.023%, 3M LIBOR + 1.000%, 12/05/24 (b)	6,635,000	6,888,161
4.203%, 3M LIBOR + 1.260%, 07/23/29 (b)	2,210,000	2,307,610
4.452%, 3M LIBOR + 1.330%, 12/05/29 (b)	2,450,000	2,615,866
4.625%, 05/10/21	1,708,000	1,772,160
KeyBank N.A. 3.350%, 06/15/21	440,000	446,703
KeyCorp 4.150%, 10/29/25	890,000	937,561
Lloyds Banking Group plc 3.750%, 01/11/27	1,715,000	1,688,105
4.450%, 05/08/25	1,010,000	1,048,923

Banks—(Continued)
Mitsubishi UFJ Financial Group, Inc. 2.998%, 02/22/22	256,000	256,610
3.455%, 03/02/23	8,320,000	8,437,516
3.535%, 07/26/21	265,000	268,804
Mizuho Financial Group, Inc. 2.273%, 09/13/21	942,000	926,074
2.953%, 02/28/22	10,305,000	10,303,772
Morgan Stanley 2.750%, 05/19/22	4,900,000	4,871,972
3.591%, 3M LIBOR + 1.340%, 07/22/28 (b)	5,530,000	5,493,036
3.625%, 01/20/27 (e)	6,130,000	6,144,794
3.772%, 3M LIBOR + 1.140%, 01/24/29 (b) (e)	6,560,000	6,603,515
4.431%, 3M LIBOR + 1.628%, 01/23/30 (b)	1,010,000	1,066,051
6.250%, 08/09/26	1,661,000	1,925,321
Nordea Bank Abp 2.125%, 05/29/20 (144A) (e)	2,810,000	2,790,041
3.750%, 08/30/23 (144A)	2,920,000	2,943,786
6.625%, 5Y H15 + 4.110%, 03/26/26 (144A) (b)	1,255,000	1,251,863
Northern Trust Corp. 3.375%, 3M LIBOR + 1.131%, 05/08/32 (b)	1,630,000	1,598,503
Royal Bank of Scotland Group plc 3.498%, 3M LIBOR + 1.480%, 05/15/23 (b)	1,370,000	1,360,737
4.892%, 3M LIBOR + 1.754%, 05/18/29 (b)	310,000	322,029
5.076%, 3M LIBOR + 1.905%, 01/27/30 (b)	315,000	331,760
Santander UK Group Holdings plc 2.875%, 08/05/21	4,355,000	4,317,460
Santander UK plc 5.000%, 11/07/23 (144A)	3,760,000	3,850,112
Standard Chartered plc 4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (b)	4,865,000	4,942,251
State Street Corp. 2.650%, 05/19/26	1,246,000	1,219,580
5.625%, 3M LIBOR + 2.539%, 12/15/23 (b) (e)	2,815,000	2,836,112
Sumitomo Mitsui Trust Bank, Ltd. 1.950%, 09/19/19 (144A)	5,465,000	5,443,074
SunTrust Banks, Inc. 4.000%, 05/01/25	610,000	638,616
Synchrony Bank 3.650%, 05/24/21	2,600,000	2,624,402
Toronto-Dominion Bank (The) 3.500%, 07/19/23	1,020,000	1,049,047
U.S. Bancorp 2.950%, 07/15/22	1,825,000	1,831,544
U.S. Bank N.A. 3.104%, 3M LIBOR + 0.290%, 05/21/21 (b)	1,050,000	1,054,354
UBS Group Funding Switzerland AG 2.859%, 3M LIBOR + 0.954%, 08/15/23 (144A) (b)	3,575,000	3,523,305
2.950%, 09/24/20 (144A)	4,195,000	4,194,118
4.125%, 09/24/25 (144A) (e)	2,330,000	2,407,168
7.000%, 5Y USD ICE Swap + 4.344%, 01/31/24 (144A) (b)	3,070,000	3,116,142
UniCredit S.p.A. 6.572%, 01/14/22 (144A)	6,345,000	6,648,062
Wells Fargo & Co. 2.500%, 03/04/21	4,185,000	4,165,362
2.600%, 07/22/20	1,285,000	1,283,184

BHFTII-12

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co.
2.625%, 07/22/22	2,945,000	$2,924,142
3.500%, 03/08/22	1,340,000	1,365,740
3.584%, 3M LIBOR + 1.310%, 05/22/28 (b)	2,310,000	2,321,817
3.750%, 01/24/24	6,530,000	6,722,273
Wells Fargo Bank N.A. 3.325%, 3M LIBOR + 0.490%, 07/23/21 (b)	350,000	352,333
3.550%, 08/14/23	2,815,000	2,891,688

		372,865,897

Beverages—0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36 (144A)	7,045,000	7,047,779
4.900%, 02/01/46 (144A)	1,650,000	1,658,103
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 01/23/29	4,260,000	4,536,155
Keurig Dr Pepper, Inc. 3.551%, 05/25/21 (144A)	840,000	849,151
4.057%, 05/25/23 (144A)	1,227,000	1,262,597
PepsiCo, Inc. 4.000%, 05/02/47 (e)	925,000	968,308

		16,322,093

Biotechnology—0.3%
Amgen, Inc. 4.400%, 05/01/45	1,323,000	1,304,596
Baxalta, Inc. 5.250%, 06/23/45	268,000	294,153
Celgene Corp. 2.750%, 02/15/23	1,465,000	1,451,532
3.250%, 08/15/22	1,160,000	1,172,265
3.250%, 02/20/23	1,910,000	1,927,423
3.550%, 08/15/22	1,130,000	1,154,257
3.950%, 10/15/20	240,000	244,202
Gilead Sciences, Inc. 3.500%, 02/01/25	2,205,000	2,250,290
4.000%, 09/01/36	755,000	742,077
4.600%, 09/01/35	1,190,000	1,254,635

		11,795,430

Building Materials—0.1%
Holcim US Finance Sarl & Cie SCS 5.150%, 09/12/23 (144A)	1,290,000	1,360,617
Johnson Controls International plc 5.125%, 09/14/45	500,000	522,679

		1,883,296

Chemicals—0.4%
Air Liquide Finance S.A. 2.500%, 09/27/26 (144A)	560,000	532,445
Cydsa S.A.B. de C.V. 6.250%, 10/04/27 (144A) (e)	840,000	803,258

Chemicals—(Continued)
Dow Chemical Co. (The) 4.375%, 11/15/42	1,035,000	989,272
4.550%, 11/30/25 (144A)	230,000	242,854
9.000%, 04/01/21	1,125,000	1,247,714
DowDuPont, Inc. 4.493%, 11/15/25	5,270,000	5,617,978
5.419%, 11/15/48	2,550,000	2,895,473
Eurochem Finance DAC 5.500%, 03/13/24 (144A)	372,000	375,021
SABIC Capital II B.V. 4.000%, 10/10/23 (144A)	527,000	537,540
Sherwin-Williams Co. (The) 4.000%, 12/15/42	240,000	216,974
4.500%, 06/01/47	565,000	557,751

		14,016,280

Commercial Services—0.3%
CommonSpirit Health 4.350%, 11/01/42	550,000	528,837
George Washington University (The) 4.126%, 09/15/48	1,328,000	1,394,771
RELX Capital, Inc. 3.500%, 03/16/23	2,215,000	2,245,143
4.000%, 03/18/29	1,160,000	1,181,777
S&P Global, Inc. 4.000%, 06/15/25	300,000	315,882
Total System Services, Inc. 3.750%, 06/01/23	595,000	604,272
3.800%, 04/01/21	550,000	558,499
4.800%, 04/01/26	2,815,000	2,959,604
University of Notre Dame du Lac 3.394%, 02/15/48	800,000	781,476
University of Southern California 3.028%, 10/01/39	115,000	108,173
Wesleyan University 4.781%, 07/01/2116	938,000	990,898

		11,669,332

Computers—0.4%
Apple, Inc. 2.700%, 05/13/22	1,490,000	1,498,734
3.000%, 02/09/24	1,525,000	1,546,570
3.450%, 02/09/45	683,000	651,434
3.850%, 05/04/43	3,661,000	3,703,882
4.500%, 02/23/36	280,000	313,915
Dell International LLC / EMC Corp. 4.420%, 06/15/21 (144A)	1,055,000	1,082,553
4.900%, 10/01/26 (144A)	2,300,000	2,342,187
8.350%, 07/15/46 (144A)	66,000	79,774
DXC Technology Co. 2.875%, 03/27/20	1,279,000	1,278,212
IBM Credit LLC 3.450%, 11/30/20	1,370,000	1,386,463
International Business Machines Corp. 2.900%, 11/01/21	592,000	594,851

BHFTII-13

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
Seagate HDD Cayman 4.250%, 03/01/22	665,000	$667,007

		15,145,582

Diversified Financial Services—0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.500%, 05/15/21	915,000	934,900
4.625%, 10/30/20	2,950,000	3,020,033
American Express Co. 2.500%, 08/01/22	1,645,000	1,626,340
3.700%, 08/03/23	1,295,000	1,327,681
4.200%, 11/06/25	1,850,000	1,957,689
American Express Credit Corp. 2.250%, 08/15/19	1,959,000	1,955,894
Capital One Financial Corp. 2.400%, 10/30/20	2,166,000	2,153,875
3.450%, 04/30/21	620,000	627,625
3.750%, 03/09/27	680,000	669,448
3.900%, 01/29/24	3,410,000	3,486,251
Charles Schwab Corp. (The) 3.200%, 03/02/27	1,275,000	1,283,443
CME Group, Inc. 3.750%, 06/15/28	85,000	89,481
Credivalores-Crediservicios SAS 9.750%, 07/27/22 (144A)	655,000	627,163
Discover Financial Services 4.100%, 02/09/27	383,000	383,177
GE Capital International Funding Co. 4.418%, 11/15/35	3,000,000	2,779,960
Intercontinental Exchange, Inc. 3.750%, 12/01/25	580,000	602,654
3.750%, 09/21/28	1,350,000	1,399,864
4.000%, 10/15/23	1,495,000	1,569,199
Synchrony Financial
2.700%, 02/03/20	1,079,000	1,077,571
4.375%, 03/19/24	440,000	445,902
Tarjeta Naranja S.A. 48.813%, BADLAR + 3.500%, 04/11/22 (144A) (b)	1,016,000	334,393
Unifin Financiera S.A.B. de C.V. 7.250%, 09/27/23 (144A)	251,000	252,885
Visa, Inc.
3.150%, 12/14/25	1,300,000	1,322,901
4.150%, 12/14/35	876,000	956,116
4.300%, 12/14/45	645,000	713,127

		31,597,572

Electric—1.9%
AEP Texas, Inc. 3.950%, 06/01/28	2,490,000	2,596,556
AEP Transmission Co. LLC 4.250%, 09/15/48	1,400,000	1,488,542
AES Panama SRL 6.000%, 06/25/22 (144A)	213,000	219,923

Electric—(Continued)
Alabama Power Co.
3.750%, 03/01/45	190,000	184,251
4.150%, 08/15/44	240,000	248,252
4.300%, 07/15/48	1,335,000	1,418,149
Alliant Energy Finance LLC 3.750%, 06/15/23 (144A)	525,000	535,658
Ameren Illinois Co. 3.800%, 05/15/28	1,090,000	1,146,264
Baltimore Gas & Electric Co.
3.500%, 08/15/46	805,000	758,340
3.750%, 08/15/47	715,000	692,053
4.250%, 09/15/48	680,000	716,064
CenterPoint Energy Houston Electric LLC
3.550%, 08/01/42	560,000	542,094
3.950%, 03/01/48	440,000	451,501
Consumers Energy Co. 4.050%, 05/15/48	390,000	413,324
DTE Electric Co. 4.050%, 05/15/48	1,745,000	1,822,646
DTE Energy Co. 3.700%, 08/01/23	820,000	839,843
Duke Energy Carolinas LLC
3.700%, 12/01/47	715,000	702,083
3.875%, 03/15/46	385,000	388,437
3.950%, 11/15/28	1,625,000	1,731,992
Duke Energy Florida LLC
3.800%, 07/15/28	815,000	851,644
4.200%, 07/15/48	570,000	600,548
6.400%, 06/15/38	915,000	1,227,289
Duke Energy Progress LLC
3.000%, 09/15/21	480,000	483,752
3.250%, 08/15/25	1,145,000	1,171,188
3.700%, 09/01/28	2,905,000	3,033,134
Emera U.S. Finance L.P. 2.150%, 06/15/19	2,058,000	2,053,960
Entergy Corp. 2.950%, 09/01/26	350,000	336,574
Entergy Louisiana LLC
4.200%, 09/01/48	1,570,000	1,635,966
5.400%, 11/01/24	405,000	455,794
Eskom Holdings SOC, Ltd. 5.750%, 01/26/21 (144A)	720,000	709,697
6.750%, 08/06/23 (144A) (e)	628,000	619,385
7.125%, 02/11/25 (144A)	200,000	197,511
Exelon Corp. 2.450%, 04/15/21	549,000	542,720
4.450%, 04/15/46	1,600,000	1,651,902
4.950%, 06/15/35	501,000	532,624
FirstEnergy Transmission LLC 4.350%, 01/15/25 (144A)	3,915,000	4,088,467
Florida Power & Light Co. 3.950%, 03/01/48	1,278,000	1,335,446
4.125%, 06/01/48	1,320,000	1,413,737
Generacion Mediterranea S.A. / Generacion Frias S.A. / Central Termica Roca S.A. 9.625%, 07/27/23 (144A)	514,000	436,900

BHFTII-14

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Inkia Energy, Ltd. 5.875%, 11/09/27 (144A) (e)	349,000	$340,715
Kansas City Power & Light Co. 4.200%, 03/15/48	1,350,000	1,404,677
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	575,000	590,266
MidAmerican Energy Co. 4.400%, 10/15/44	837,000	915,216
Northern States Power Co. 3.400%, 08/15/42	1,370,000	1,303,763
4.000%, 08/15/45	780,000	803,237
4.200%, 09/01/48	630,000	647,329
Ohio Power Co. 6.600%, 02/15/33	955,000	1,230,983
Oncor Electric Delivery Co. LLC 4.550%, 12/01/41	970,000	1,078,287
Orazul Energy Egenor S. en C. por A. 5.625%, 04/28/27 (144A)	549,000	538,020
PacifiCorp 4.125%, 01/15/49	475,000	491,964
Public Service Electric & Gas Co. 3.650%, 09/01/28	1,780,000	1,847,570
Southwestern Electric Power Co. 4.100%, 09/15/28	910,000	947,058
Stoneway Capital Corp. 10.000%, 03/01/27 (144A)	1,189,274	1,150,623
10.000%, 03/01/27	609,908	590,086
Tampa Electric Co. 2.600%, 09/15/22	700,000	695,360
4.300%, 06/15/48	260,000	261,714
4.450%, 06/15/49	680,000	703,252
Trans-Allegheny Interstate Line Co. 3.850%, 06/01/25 (144A)	1,975,000	2,019,933
Union Electric Co. 3.500%, 03/15/29	1,050,000	1,077,465
Virginia Electric & Power Co. 2.750%, 03/15/23	2,130,000	2,126,143
3.500%, 03/15/27	2,495,000	2,542,616
4.000%, 01/15/43	1,650,000	1,654,454
4.000%, 11/15/46	1,050,000	1,055,690
4.200%, 05/15/45	250,000	257,186
4.450%, 02/15/44	287,000	304,811
4.600%, 12/01/48	160,000	176,961
WEC Energy Group, Inc. 3.375%, 06/15/21	390,000	394,676

		67,424,265

Electronics—0.1%
Amphenol Corp. 4.350%, 06/01/29	520,000	550,256
Honeywell International, Inc. 3.812%, 11/21/47	495,000	504,130
Tyco Electronics Group S.A. 3.125%, 08/15/27	645,000	626,109
3.450%, 08/01/24	300,000	304,103

		1,984,598

Engineering & Construction—0.0%
Aeropuertos Dominicanos Siglo S.A. 6.750%, 03/30/29 (144A)	279,000	285,626

Environmental Control—0.2%
Republic Services, Inc. 2.900%, 07/01/26	750,000	734,572
3.950%, 05/15/28	1,635,000	1,713,569
4.750%, 05/15/23	1,484,000	1,582,638
Waste Management, Inc. 3.125%, 03/01/25	280,000	282,009
3.900%, 03/01/35	967,000	970,341

		5,283,129

Food—0.3%
Campbell Soup Co. 8.875%, 05/01/21	680,000	751,491
Conagra Brands, Inc. 3.800%, 10/22/21	455,000	463,446
General Mills, Inc. 3.200%, 04/16/21	890,000	897,865
4.000%, 04/17/25	983,000	1,017,769
Kroger Co. (The) 2.650%, 10/15/26	2,415,000	2,224,571
Marfrig Holdings Europe B.V. 8.000%, 06/08/23 (144A)	512,000	528,000
Tyson Foods, Inc. 3.550%, 06/02/27	1,420,000	1,397,240
3.900%, 09/28/23	225,000	231,900
3.950%, 08/15/24	1,745,000	1,797,924
5.100%, 09/28/48	200,000	203,924

		9,514,130

Forest Products & Paper—0.2%
Eldorado Intl. Finance GmbH 8.625%, 06/16/21 (144A)	609,000	635,041
Georgia-Pacific LLC 3.734%, 07/15/23 (144A)	1,071,000	1,099,383
5.400%, 11/01/20 (144A)	935,000	972,065
7.375%, 12/01/25	160,000	196,321
7.750%, 11/15/29	350,000	475,993
International Paper Co. 6.000%, 11/15/41	1,100,000	1,230,842
Klabin Finance S.A. 4.875%, 09/19/27 (144A)	1,024,000	993,280
Suzano Austria GmbH 6.000%, 01/15/29 (144A)	881,000	938,450

		6,541,375

Gas—0.1%
Atmos Energy Corp. 4.125%, 03/15/49	380,000	394,107
NiSource, Inc.
2.650%, 11/17/22	240,000	236,400
3.490%, 05/15/27	1,825,000	1,822,043

		2,452,550

BHFTII-15

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—0.8%
Abbott Laboratories
3.400%, 11/30/23	350,000	$357,363
3.750%, 11/30/26	5,409,000	5,620,131
Baxter International, Inc. 1.700%, 08/15/21	140,000	136,293
Becton Dickinson & Co.
2.133%, 06/06/19	1,630,000	1,627,899
2.675%, 12/15/19	3,000,000	2,990,302
2.894%, 06/06/22	3,240,000	3,222,968
3.300%, 03/01/23	1,420,000	1,406,486
4.685%, 12/15/44	367,000	379,295
Covidien International Finance S.A. 2.950%, 06/15/23	870,000	877,836
Edwards Lifesciences Corp. 4.300%, 06/15/28	485,000	509,111
Medtronic, Inc.
3.500%, 03/15/25	1,650,000	1,703,901
4.375%, 03/15/35	3,410,000	3,725,955
Thermo Fisher Scientific, Inc.
2.950%, 09/19/26	2,425,000	2,338,849
3.000%, 04/15/23	860,000	862,278
4.150%, 02/01/24	1,995,000	2,085,843
4.500%, 03/01/21	1,720,000	1,776,301

		29,620,811

Healthcare-Services—0.9%
Aetna, Inc.
4.125%, 11/15/42	475,000	426,333
4.500%, 05/15/42	881,000	835,014
4.750%, 03/15/44	690,000	674,590
AHS Hospital Corp. 5.024%, 07/01/45	490,000	574,669
Anthem, Inc.
3.500%, 08/15/24	175,000	177,284
4.101%, 03/01/28	555,000	571,792
Baylor Scott & White Holdings 4.185%, 11/15/45	775,000	805,679
Cigna Holding Co. 3.250%, 04/15/25	2,002,000	1,985,141
Dignity Health 2.637%, 11/01/19	760,000	759,627
HCA, Inc. 4.750%, 05/01/23	850,000	892,243
5.000%, 03/15/24	1,220,000	1,291,847
5.250%, 04/15/25	3,100,000	3,322,952
5.875%, 03/15/22	1,990,000	2,137,877
Kaiser Foundation Hospitals 3.500%, 04/01/22	837,000	860,260
4.150%, 05/01/47	245,000	259,210
Laboratory Corp. of America Holdings 2.625%, 02/01/20	1,583,000	1,579,617
Mercy Health 4.302%, 07/01/28	354,000	381,124
Montefiore Obligated Group 5.246%, 11/01/48	1,089,000	1,139,749

Healthcare-Services—(Continued)
Ochsner Clinic Foundation 5.897%, 05/15/45	638,000	801,270
PeaceHealth Obligated Group 4.787%, 11/15/48	290,000	331,469
Providence St Joseph Health Obligated Group 3.930%, 10/01/48	887,000	891,701
Southern Baptist Hospital of Florida, Inc. 4.857%, 07/15/45	650,000	736,389
SSM Health Care Corp. 3.688%, 06/01/23	953,000	978,096
Sutter Health 3.695%, 08/15/28	1,045,000	1,091,297
Trinity Health Corp. 4.125%, 12/01/45	502,000	507,270
UnitedHealth Group, Inc. 3.100%, 03/15/26	590,000	589,716
3.700%, 12/15/25	1,055,000	1,095,173
3.750%, 07/15/25	4,500,000	4,700,318
3.750%, 10/15/47	1,050,000	1,021,804
3.850%, 06/15/28	450,000	471,396
4.450%, 12/15/48	335,000	364,849
4.625%, 07/15/35	377,000	423,466
4.625%, 11/15/41	790,000	866,280

		33,545,502

Holding Companies-Diversified—0.0%
Grupo KUO S.A.B. de C.V. 5.750%, 07/07/27 (144A)	1,068,000	1,030,620
KOC Holding A/S 6.500%, 03/11/25 (144A)	628,000	606,045

		1,636,665

Household Products/Wares—0.0%
Controladora Mabe S.A. de C.V. 5.600%, 10/23/28 (144A) (e)	421,000	427,315

Insurance—0.6%
Ambac Assurance Corp. 5.100%, 06/07/20 (144A)	162,922	228,905
Ambac LSNI LLC 7.592%, 3M LIBOR + 5.000%, 02/12/23 (144A) (b)	995,826	1,003,295
Aon Corp. 4.500%, 12/15/28	2,285,000	2,419,879
Aon plc 4.750%, 05/15/45	325,000	338,229
AXA Equitable Holdings, Inc.
3.900%, 04/20/23	260,000	266,454
5.000%, 04/20/48	780,000	762,405
Berkshire Hathaway Finance Corp. 4.250%, 01/15/49	160,000	167,624
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	325,000	324,624
Marsh & McLennan Cos., Inc. 3.500%, 06/03/24	2,605,000	2,657,301
3.500%, 03/10/25	880,000	903,387

BHFTII-16

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Marsh & McLennan Cos., Inc.
3.750%, 03/14/26	39,000	$40,222
3.875%, 03/15/24 (e)	2,590,000	2,688,501
4.050%, 10/15/23	680,000	707,423
4.200%, 03/01/48	1,215,000	1,207,620
4.350%, 01/30/47	191,000	193,948
Prudential Financial, Inc. 3.878%, 03/27/28	1,790,000	1,882,478
Travelers Cos., Inc. (The) 4.600%, 08/01/43	810,000	900,905
Trinity Acquisition plc 4.400%, 03/15/26	515,000	534,734
Willis North America, Inc. 3.600%, 05/15/24	2,565,000	2,582,725

		19,810,659

Internet—0.1%
Alibaba Group Holding, Ltd. 3.600%, 11/28/24	1,400,000	1,435,849
Baidu, Inc. 4.375%, 05/14/24	915,000	948,641

		2,384,490

Iron/Steel—0.1%
Evraz plc 5.250%, 04/02/24 (144A)	488,000	487,819
Nucor Corp. 5.200%, 08/01/43	585,000	666,955
Steel Dynamics, Inc. 5.125%, 10/01/21	1,086,000	1,095,502
Vale Overseas, Ltd. 4.375%, 01/11/22 (e)	409,000	416,976

		2,667,252

Media—1.7%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.579%, 07/23/20	6,710,000	6,759,453
4.500%, 02/01/24	2,115,000	2,203,201
4.908%, 07/23/25	2,902,000	3,060,169
6.384%, 10/23/35	3,898,000	4,353,918
6.484%, 10/23/45	1,940,000	2,176,698
Comcast Corp. 2.350%, 01/15/27	215,000	200,977
3.150%, 03/01/26	2,980,000	2,967,168
3.200%, 07/15/36	4,806,000	4,369,975
3.300%, 10/01/20	4,085,000	4,123,977
3.375%, 02/15/25	290,000	295,570
3.400%, 07/15/46	1,575,000	1,397,896
4.150%, 10/15/28 (e)	1,040,000	1,096,465
4.250%, 10/15/30	920,000	978,480
4.400%, 08/15/35	1,001,000	1,046,625
4.950%, 10/15/58	785,000	867,479

Media—(Continued)
COX Communications, Inc. 3.150%, 08/15/24 (144A)	3,929,000	3,913,421
3.350%, 09/15/26 (144A)	241,000	235,033
Discovery Communications LLC 3.800%, 03/13/24	1,616,000	1,629,956
4.375%, 06/15/21	1,370,000	1,408,847
5.200%, 09/20/47	435,000	423,568
Fox Corp. 4.030%, 01/25/24 (144A)	590,000	612,231
4.709%, 01/25/29 (144A)	985,000	1,054,583
NBCUniversal Media LLC 4.450%, 01/15/43	915,000	949,336
5.950%, 04/01/41	920,000	1,133,034
Time Warner Cable LLC 4.125%, 02/15/21	2,130,000	2,163,548
4.500%, 09/15/42	161,000	141,240
5.000%, 02/01/20	1,055,000	1,072,487
5.500%, 09/01/41	588,000	582,007
Viacom, Inc. 6.875%, 04/30/36	850,000	998,618
Warner Media LLC 2.100%, 06/01/19	3,352,000	3,347,379
3.600%, 07/15/25	820,000	819,520
4.650%, 06/01/44	440,000	425,382
4.850%, 07/15/45 (e)	1,980,000	1,996,088
7.625%, 04/15/31	180,000	236,073

		59,040,402

Mining—0.2%
Anglo American Capital plc 3.625%, 09/11/24 (144A)	2,075,000	2,057,357
4.750%, 04/10/27 (144A)	1,100,000	1,121,870
Barrick Gold Corp. 5.250%, 04/01/42	720,000	778,594
BHP Billiton Finance USA, Ltd. 4.125%, 02/24/42	760,000	798,827
Largo Resources, Ltd. 9.250%, 06/01/21 (144A)	96,000	100,680
Newmont Mining Corp. 3.500%, 03/15/22	2,740,000	2,778,685

		7,636,013

Miscellaneous Manufacturing—0.1%
Eaton Corp. 2.750%, 11/02/22	1,285,000	1,280,628
General Electric Co. 4.500%, 03/11/44	599,000	548,158

		1,828,786

Oil & Gas—2.0%
Anadarko Petroleum Corp.
Zero Coupon, 10/10/36	2,000,000	889,407
6.200%, 03/15/40	765,000	859,948
Apache Corp. 2.625%, 01/15/23	985,000	960,390

BHFTII-17

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
BP Capital Markets America, Inc. 3.119%, 05/04/26	670,000	$667,614
3.790%, 02/06/24	1,190,000	1,235,581
3.796%, 09/21/25	2,260,000	2,344,443
Cimarex Energy Co. 3.900%, 05/15/27	1,370,000	1,367,347
4.375%, 06/01/24	2,595,000	2,697,426
Concho Resources, Inc. 3.750%, 10/01/27	3,130,000	3,107,225
4.375%, 01/15/25	4,935,000	5,074,918
Continental Resources, Inc. 3.800%, 06/01/24	1,265,000	1,276,972
4.500%, 04/15/23	4,690,000	4,858,384
Devon Energy Corp. 4.000%, 07/15/21	885,000	903,184
5.850%, 12/15/25	1,200,000	1,362,509
EOG Resources, Inc. 3.900%, 04/01/35	275,000	280,832
4.150%, 01/15/26	537,000	568,911
Frontera Energy Corp. 9.700%, 06/25/23 (144A)	358,000	374,557
Hess Corp. 5.800%, 04/01/47	740,000	772,702
Marathon Oil Corp. 2.700%, 06/01/20	2,850,000	2,836,978
2.800%, 11/01/22	3,360,000	3,319,302
Marathon Petroleum Corp. 4.750%, 12/15/23 (144A)	4,910,000	5,170,713
5.125%, 03/01/21	3,285,000	3,419,356
5.850%, 12/15/45	360,000	386,296
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350%, 12/01/21 (144A)	348,450	342,788
Odebrecht Offshore Drilling Finance, Ltd. 6.720%, 12/01/22 (144A)	348,874	332,303
7.720%, PIK, 12/01/26 (144A) (h)	12,348	2,987
Petrobras Global Finance B.V. 7.375%, 01/17/27	764,000	843,265
Petroleos Mexicanos 5.350%, 02/12/28	1,407,000	1,305,696
5.625%, 01/23/46	2,119,000	1,746,840
6.375%, 02/04/21	523,000	542,351
6.500%, 03/13/27	10,869,000	10,914,758
6.750%, 09/21/47	260,000	239,210
6.875%, 08/04/26	1,569,000	1,635,369
Pioneer Natural Resources Co. 3.950%, 07/15/22	270,000	277,846
Puma International Financing S.A. 5.000%, 01/24/26 (144A)	806,000	697,773
Resolute Energy Corp. 8.500%, 05/01/20	2,260,000	2,260,000
Shell International Finance B.V. 3.250%, 05/11/25	760,000	774,478
3.625%, 08/21/42	640,000	625,436
4.125%, 05/11/35	421,000	448,993

Oil & Gas—(Continued)
Valero Energy Corp. 3.400%, 09/15/26	939,000	919,433
3.650%, 03/15/25	601,000	609,900

		69,254,421

Oil & Gas Services—0.2%
Halliburton Co. 3.800%, 11/15/25 (e)	5,625,000	5,752,847
5.000%, 11/15/45	234,000	249,358
Odebrecht Oil & Gas Finance, Ltd. Zero Coupon, 04/29/19 (144A)	63,301	317
Schlumberger Holdings Corp. 3.000%, 12/21/20 (144A)	1,832,000	1,839,497

		7,842,019

Packaging & Containers—0.0%
Klabin Austria GmbH 5.750%, 04/03/29 (144A)	423,000	420,737
7.000%, 04/03/49 (144A)	792,000	789,228

		1,209,965

Pharmaceuticals—1.9%
AbbVie, Inc. 2.300%, 05/14/21	650,000	641,989
3.600%, 05/14/25	1,255,000	1,258,603
4.400%, 11/06/42	880,000	818,006
4.500%, 05/14/35	2,365,000	2,320,105
Allergan Finance LLC 3.250%, 10/01/22	1,015,000	1,015,625
Allergan Funding SCS 3.450%, 03/15/22	3,840,000	3,873,575
3.800%, 03/15/25	6,568,000	6,656,056
4.550%, 03/15/35	1,650,000	1,618,116
Bayer U.S. Finance II LLC 2.850%, 04/15/25 (144A)	1,900,000	1,749,141
3.375%, 07/15/24 (144A)	285,000	277,875
3.600%, 07/15/42 (144A)	570,000	438,131
Cigna Corp. 3.200%, 09/17/20 (144A)	7,505,000	7,541,021
CVS Health Corp. 3.700%, 03/09/23	2,395,000	2,433,271
4.000%, 12/05/23	2,205,000	2,266,869
4.100%, 03/25/25	2,945,000	3,025,300
4.780%, 03/25/38	740,000	733,886
5.050%, 03/25/48	2,250,000	2,267,852
5.125%, 07/20/45	5,110,000	5,211,082
Eli Lilly & Co. 4.150%, 03/15/59	435,000	449,373
GlaxoSmithKline Capital, Inc. 3.875%, 05/15/28	840,000	881,482
Johnson & Johnson 3.625%, 03/03/37	305,000	309,697
Merck & Co., Inc. 3.600%, 09/15/42	245,000	239,225

BHFTII-18

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	6,480,000	$6,451,979
2.400%, 09/23/21	695,000	687,069
2.875%, 09/23/23	1,150,000	1,136,360
3.200%, 09/23/26	2,784,000	2,692,070
Takeda Pharmaceutical Co., Ltd. 3.800%, 11/26/20 (144A)	1,360,000	1,380,247
4.400%, 11/26/23 (144A)	2,395,000	2,517,977
5.000%, 11/26/28 (144A)	2,910,000	3,157,554
Wyeth LLC 5.950%, 04/01/37	1,685,000	2,146,926
6.450%, 02/01/24	275,000	320,696

		66,517,158

Pipelines—2.9%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
4.250%, 12/01/27	4,615,000	4,649,306
5.200%, 12/01/47	1,240,000	1,241,637
5.250%, 01/15/25	100,000	103,849
5.500%, 10/15/19	2,260,000	2,282,668
Buckeye Partners L.P. 4.875%, 02/01/21	3,363,000	3,446,081
Enbridge, Inc.
2.900%, 07/15/22	2,120,000	2,114,276
3.700%, 07/15/27	1,690,000	1,686,560
5.500%, 3M LIBOR + 3.418%, 07/15/77 (b)	1,510,000	1,426,950
Energy Transfer Operating L.P.
4.500%, 04/15/24	690,000	720,909
4.900%, 02/01/24	330,000	348,536
5.200%, 02/01/22	550,000	577,824
5.875%, 01/15/24	2,740,000	2,997,379
6.125%, 12/15/45	646,000	703,631
6.500%, 02/01/42	2,650,000	2,947,921
Energy Transfer Partners L.P. / Regency Energy Finance Corp.
5.000%, 10/01/22	630,000	664,418
5.750%, 09/01/20	190,000	195,974
5.875%, 03/01/22	3,395,000	3,630,063
Enterprise Products Operating LLC
3.900%, 02/15/24	1,950,000	2,025,449
4.450%, 02/15/43	1,429,000	1,437,494
4.800%, 02/01/49	215,000	228,311
5.100%, 02/15/45	501,000	549,399
Kinder Morgan Energy Partners L.P.
5.000%, 03/01/43	360,000	360,921
5.800%, 03/15/35	585,000	645,095
6.375%, 03/01/41	260,000	301,519
Kinder Morgan, Inc.
3.050%, 12/01/19	2,040,000	2,042,027
3.150%, 01/15/23	3,310,000	3,317,724
4.300%, 03/01/28	2,600,000	2,687,327
5.050%, 02/15/46	3,185,000	3,265,383
5.550%, 06/01/45	170,000	186,056
MPLX L.P.
4.000%, 02/15/25	860,000	876,474
4.125%, 03/01/27	2,600,000	2,618,490

Pipelines—(Continued)
MPLX L.P.
4.875%, 12/01/24	3,835,000	4,094,551
4.875%, 06/01/25	1,101,000	1,172,817
5.200%, 03/01/47	754,000	766,417
Northwest Pipeline LLC 4.000%, 04/01/27	2,735,000	2,760,121
Plains All American Pipeline L.P. / PAA Finance Corp. 3.650%, 06/01/22	280,000	281,849
Sabine Pass Liquefaction LLC
5.000%, 03/15/27	1,369,000	1,451,274
5.625%, 04/15/23	1,860,000	2,015,954
5.625%, 03/01/25	3,475,000	3,821,214
5.750%, 05/15/24	3,380,000	3,726,735
5.875%, 06/30/26	2,681,000	2,983,956
Spectra Energy Partners L.P.
4.500%, 03/15/45	2,060,000	2,089,718
Sunoco Logistics Partners Operations L.P.
5.350%, 05/15/45	735,000	720,093
5.400%, 10/01/47	1,229,000	1,226,253
Texas Eastern Transmission L.P.
3.500%, 01/15/28 (144A)	1,240,000	1,212,446
4.150%, 01/15/48 (144A)	625,000	600,791
TransCanada PipeLines, Ltd.
4.250%, 05/15/28	940,000	981,693
4.875%, 01/15/26	3,135,000	3,392,334
5.850%, 03/15/36	265,000	302,389
6.100%, 06/01/40	970,000	1,148,340
Transcontinental Gas Pipe Line Co. LLC
4.000%, 03/15/28	1,750,000	1,787,352
4.600%, 03/15/48	390,000	396,879
7.850%, 02/01/26	895,000	1,119,764
Transportadora de Gas Internacional S.A. ESP 5.550%, 11/01/28 (144A)	427,000	461,694
Western Midstream Operating L.P.
4.000%, 07/01/22	5,160,000	5,234,820
4.650%, 07/01/26	618,000	626,477
Williams Cos., Inc. (The)
3.700%, 01/15/23	1,070,000	1,089,718
3.750%, 06/15/27	1,765,000	1,754,215
4.000%, 11/15/21	675,000	692,892
4.125%, 11/15/20	1,500,000	1,523,964
4.550%, 06/24/24	680,000	718,179
5.750%, 06/24/44	700,000	771,209
7.500%, 01/15/31	470,000	590,941
7.875%, 09/01/21	895,000	989,288

		102,785,988

Real Estate Investment Trusts—0.4%
American Tower Corp.
3.000%, 06/15/23	1,520,000	1,515,519
3.300%, 02/15/21	1,342,000	1,354,709
3.450%, 09/15/21	500,000	505,605
3.950%, 03/15/29	2,150,000	2,161,856
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.849%, 04/15/23	850,000	870,656

BHFTII-19

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Crown Castle International Corp.
2.250%, 09/01/21	2,481,000	$2,445,783
3.200%, 09/01/24	3,660,000	3,634,133
3.400%, 02/15/21	668,000	673,633
Realty Income Corp. 4.125%, 10/15/26	770,000	807,235

		13,969,129

Retail—0.4%
Home Depot, Inc. (The)
3.500%, 09/15/56	570,000	524,852
3.900%, 12/06/28	710,000	755,629
5.875%, 12/16/36	405,000	510,330
Lowe’s Cos., Inc. 4.375%, 09/15/45	1,405,000	1,372,600
McDonald’s Corp.
3.625%, 05/01/43	255,000	231,371
3.700%, 01/30/26	1,390,000	1,435,921
3.700%, 02/15/42	575,000	526,840
4.450%, 03/01/47	765,000	786,571
4.700%, 12/09/35	1,035,000	1,111,962
4.875%, 12/09/45	930,000	1,007,790
Walgreens Boots Alliance, Inc. 3.450%, 06/01/26	4,560,000	4,466,127
4.800%, 11/18/44	114,000	109,513
Walmart, Inc. 3.550%, 06/26/25	1,370,000	1,422,967
4.000%, 04/11/43	650,000	678,717

		14,941,190

Semiconductors—1.5%
Analog Devices, Inc. 2.500%, 12/05/21	1,895,000	1,877,939
3.500%, 12/05/26	835,000	828,567
3.900%, 12/15/25	347,000	353,503
5.300%, 12/15/45	593,000	663,698
Applied Materials, Inc. 3.300%, 04/01/27	1,465,000	1,480,894
3.900%, 10/01/25	645,000	678,691
4.350%, 04/01/47	2,077,000	2,184,669
5.100%, 10/01/35	1,139,000	1,294,888
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 2.375%, 01/15/20	1,782,000	1,773,111
3.000%, 01/15/22	7,457,000	7,427,168
Broadcom, Inc. 3.125%, 04/15/21 (144A)	3,520,000	3,519,226
3.125%, 10/15/22 (144A)	2,540,000	2,531,567
KLA Tencor Corp. 4.100%, 03/15/29	1,245,000	1,272,724
5.000%, 03/15/49	1,365,000	1,443,033
Lam Research Corp. 2.750%, 03/15/20	1,335,000	1,333,834
2.800%, 06/15/21	660,000	660,211
3.750%, 03/15/26	1,325,000	1,349,488
4.875%, 03/15/49	1,565,000	1,653,307

Semiconductors—(Continued)
NVIDIA Corp. 3.200%, 09/16/26	2,110,000	2,101,160
NXP B.V. / NXP Funding LLC 3.875%, 09/01/22 (144A)	4,041,000	4,098,099
4.125%, 06/01/21 (144A)	3,755,000	3,825,444
4.625%, 06/15/22 (144A)	715,000	739,739
4.625%, 06/01/23 (144A)	2,290,000	2,378,165
4.875%, 03/01/24 (144A)	35,000	36,933
QUALCOMM, Inc. 2.900%, 05/20/24	3,105,000	3,053,913
4.650%, 05/20/35	2,255,000	2,326,716
4.800%, 05/20/45	841,000	858,465
Texas Instruments, Inc. 2.250%, 05/01/23	550,000	542,753
4.150%, 05/15/48	660,000	712,329

		53,000,234

Software—0.8%
Autodesk, Inc. 3.500%, 06/15/27	2,130,000	2,075,833
Fidelity National Information Services, Inc. 3.000%, 08/15/26	3,820,000	3,662,710
4.500%, 08/15/46	15,000	14,213
4.750%, 05/15/48	1,560,000	1,547,750
Fiserv, Inc. 3.850%, 06/01/25	440,000	452,380
4.200%, 10/01/28	1,830,000	1,885,226
Microsoft Corp. 3.450%, 08/08/36	4,100,000	4,120,564
3.500%, 02/12/35	1,449,000	1,470,706
3.700%, 08/08/46	4,105,000	4,202,384
Oracle Corp. 2.500%, 10/15/22	235,000	233,805
2.650%, 07/15/26	2,280,000	2,206,226
3.250%, 11/15/27	489,000	492,014
3.400%, 07/08/24	1,130,000	1,157,532
3.900%, 05/15/35	1,422,000	1,455,733
4.000%, 07/15/46	1,364,000	1,371,585
4.000%, 11/15/47	595,000	598,992
VMware, Inc. 2.300%, 08/21/20	1,729,000	1,713,190

		28,660,843

Sovereign—0.0%
Oman Sovereign Sukuk SAOC 5.932%, 10/31/25 (144A)	1,437,000	1,439,845

Telecommunications—2.1%
AT&T, Inc.
Zero Coupon, 11/27/22 (144A)	4,000,000	3,573,903
3.400%, 05/15/25	615,000	608,945
4.125%, 02/17/26	385,000	393,646
4.300%, 02/15/30	6,375,000	6,456,971
4.350%, 06/15/45	3,815,000	3,506,782
5.150%, 02/15/50	2,080,000	2,129,910
6.000%, 08/15/40	1,953,000	2,201,747

BHFTII-20

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Axtel S.A.B. de CV 6.375%, 11/14/24 (144A)	920,000	$919,724
6.375%, 11/14/24	200,000	199,940
C&W Senior Financing DAC 6.875%, 09/15/27 (144A)	878,000	880,195
Cisco Systems, Inc. 2.950%, 02/28/26	605,000	607,157
Corning, Inc. 3.700%, 11/15/23	215,000	217,843
4.375%, 11/15/57	1,660,000	1,546,928
Deutsche Telekom International Finance B.V. 4.375%, 06/21/28 (144A)	1,100,000	1,144,751
Digicel Group Two, Ltd. 8.250%, 09/30/22 (144A)	232,179	77,780
9.125%, 2.000% PIK, 04/01/24 (144A) (h)	386,000	102,290
Juniper Networks, Inc. 3.300%, 06/15/20	1,478,000	1,483,881
Millicom International Cellular S.A. 6.625%, 10/15/26 (144A)	300,000	315,000
Oi S.A. 10.000%, 4.000% PIK, 07/27/25 (h)	615,000	648,825
Rogers Communications, Inc. 5.000%, 03/15/44	214,000	237,862
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	2,298,125	2,297,436
4.738%, 03/20/25 (144A)	7,755,000	7,842,244
Telefonica Emisiones S.A.U. 4.665%, 03/06/38	1,895,000	1,811,368
TELUS Corp. 4.600%, 11/16/48	235,000	248,781
Verizon Communications, Inc.
3.213%, 3M LIBOR + 0.550%, 05/22/20 (b) (e)	4,870,000	4,890,478
4.125%, 03/16/27	10,190,000	10,668,138
4.125%, 08/15/46	1,160,000	1,126,160
4.272%, 01/15/36	4,505,000	4,563,087
4.329%, 09/21/28	1,623,000	1,720,745
4.400%, 11/01/34	760,000	791,708
4.500%, 08/10/33	2,590,000	2,742,665
Vodafone Group plc
3.750%, 01/16/24	4,154,000	4,191,012
4.125%, 05/30/25	1,250,000	1,274,047
5.250%, 05/30/48 (e)	1,255,000	1,255,153
6.150%, 02/27/37	1,730,000	1,921,222
7.000%, 5Y USD ICE Swap + 4.873%, 04/04/79 (b)	1,085,000	1,102,814

		75,701,138

Transportation—0.6%
Burlington Northern Santa Fe LLC
3.000%, 04/01/25	175,000	176,560
4.150%, 04/01/45	1,460,000	1,522,199
4.150%, 12/15/48	105,000	110,656
4.700%, 09/01/45	665,000	745,698
6.150%, 05/01/37	234,000	299,840

Transportation—(Continued)
CSX Corp.
4.250%, 03/15/29	695,000	738,643
4.250%, 11/01/66	635,000	593,131
4.750%, 11/15/48	560,000	608,508
6.150%, 05/01/37	220,000	269,780
FedEx Corp.
3.400%, 01/14/22	900,000	912,284
3.875%, 08/01/42	3,055,000	2,702,336
3.900%, 02/01/35	1,975,000	1,853,477
4.100%, 04/15/43	1,050,000	958,123
Norfolk Southern Corp.
2.900%, 06/15/26	1,310,000	1,283,787
3.650%, 08/01/25	1,125,000	1,159,859
4.050%, 08/15/52	630,000	615,144
Rumo Luxembourg S.a.r.l. 5.875%, 01/18/25 (144A)	679,000	682,395
Ryder System, Inc. 3.750%, 06/09/23	135,000	138,279
Union Pacific Corp.
2.750%, 03/01/26	1,262,000	1,230,826
3.150%, 03/01/24	1,320,000	1,340,297
3.375%, 02/01/35	603,000	566,114
3.600%, 09/15/37	1,475,000	1,414,055
3.799%, 10/01/51	310,000	291,589
3.875%, 02/01/55	1,196,000	1,105,864
Union Pacific Railroad Co. Pass-Through Trust 3.227%, 05/14/26	735,629	736,117

		22,055,561

Trucking & Leasing—0.1%
GATX Corp. 2.600%, 03/30/20	1,747,000	1,741,570
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.400%, 11/15/26 (144A) (e)	2,690,000	2,576,208

		4,317,778

Total Corporate Bonds & Notes (Cost $1,326,317,264)		1,349,986,576

Asset-Backed Securities—10.4%

Asset-Backed - Home Equity—0.9%
ACE Securities Corp. Home Equity Loan Trust 2.616%, 1M LIBOR + 0.130%, 05/25/37 (b)	1,175,967	328,010
Bayview Financial Revolving Asset Trust 3.496%, 1M LIBOR + 1.000%, 05/28/39 (144A) (b)	7,128,391	6,190,566
3.496%, 1M LIBOR + 1.000%, 12/28/40 (144A) (b)	475,562	464,894
Bear Stearns Asset-Backed Securities Trust 2.836%, 1M LIBOR + 0.350%, 04/25/37 (b)	2,555,884	2,145,564
3.686%, 1M LIBOR + 1.200%, 01/25/36 (b)	66,568	66,334
4.211%, 1M LIBOR + 1.725%, 08/25/34 (b)	89,088	88,672
Citigroup Mortgage Loan Trust 2.686%, 1M LIBOR + 0.200%, 05/25/37 (b)	2,635,345	1,922,247
2.756%, 1M LIBOR + 0.270%, 05/25/37 (b)	1,197,089	881,020

BHFTII-21

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Countrywide Asset-Backed Certificates 2.806%, 1M LIBOR + 0.320%, 10/25/36 (b)	1,183,266	$1,132,459
Countrywide Home Equity Loan Trust 5.842%, 06/25/35	1,496	39,529
6.155%, 06/25/35	411,756	438,172
Home Equity Mortgage Loan Asset-Backed Trust 4.511%, 1M LIBOR + 2.025%, 07/25/34 (b)	257,389	255,037
Home Equity Mortgage Trust 5.867%, 07/25/36	718,995	231,902
Home Loan Mortgage Loan Trust 3.204%, 1M LIBOR + 0.720%, 04/15/36 (b)	869,077	800,311
Irwin Home Equity Loan Trust 6.530%, 09/25/37 (144A)	228,834	223,649
MASTR Asset-Backed Securities Trust 2.636%, 1M LIBOR + 0.150%, 06/25/36 (b)	940,663	507,845
2.746%, 1M LIBOR + 0.260%, 06/25/36 (144A) (b)	611,596	546,626
2.766%, 1M LIBOR + 0.280%, 05/25/37 (b)	621,846	532,309
Mill City Mortgage Trust 1.000%, 06/01/57 (144A)	3,560,000	569,600
4.000%, 06/01/57 (144A)	1,975,710	1,974,476
Morgan Stanley ABS Capital I, Inc. Trust 2.616%, 1M LIBOR + 0.130%, 11/25/36 (b)	4,718,254	2,759,951
Nationstar Home Equity Loan Trust 2.666%, 1M LIBOR + 0.180%, 06/25/37 (b)	95,853	95,360
Option One Mortgage Loan Trust 2.696%, 1M LIBOR + 0.210%, 03/25/37 (b)	930,000	618,975
5.820%, 03/25/37	4,421,366	4,375,171
5.866%, 01/25/37	2,360,497	2,206,601
Securitized Asset Backed Receivables LLC Trust 2.676%, 1M LIBOR + 0.190%, 11/25/36 (144A) (b)	1,022,354	596,665
Security National Mortgage Loan Trust 2.836%, 1M LIBOR + 0.350%, 04/25/37 (144A) (b)	285,874	281,621
WaMu Asset-Backed Certificates WaMu Trust 2.736%, 1M LIBOR + 0.250%, 04/25/37 (b)	3,265,678	1,661,951
2.846%, 1M LIBOR + 0.360%, 04/25/37 (b)	346,978	178,903
Yale Mortgage Loan Trust 2.886%, 1M LIBOR + 0.400%, 06/25/37 (144A) (b)	890,215	367,767

		32,482,187

Asset-Backed - Manufactured Housing—0.5%
Bank of America Manufactured Housing Contract Trust 7.070%, 02/10/22 (b)	470,000	381,746
7.930%, 12/10/25 (b)	4,000,000	2,471,899
BCMSC Trust 7.575%, 06/15/30 (b)	1,270,292	420,990
7.830%, 06/15/30 (b)	1,178,847	403,835
8.290%, 06/15/30 (b)	2,018,917	732,248
Conseco Finance Corp. 6.280%, 09/01/30	444,174	468,009
6.830%, 04/01/30 (b)	141,140	126,222
6.980%, 09/01/30 (b)	1,044,714	899,724
7.500%, 03/01/30 (b)	461,555	313,050
7.860%, 03/01/30 (b)	631,246	442,309
Conseco Finance Securitizations Corp. 7.960%, 05/01/31	964,635	549,058
7.970%, 05/01/32	2,292,599	973,359
8.060%, 09/01/29 (b)	654,736	295,222
8.200%, 05/01/31	1,762,651	1,030,786

Asset-Backed - Manufactured Housing—(Continued)
Credit Suisse First Boston Mortgage Securities Corp. 8.100%, 09/25/31 (b)	720,000	760,380
Credit-Based Asset Servicing & Securitization LLC 6.250%, 10/25/36 (144A)	344,000	344,399
Greenpoint Manufactured Housing 8.290%, 12/15/29 (b)	440,000	464,644
9.230%, 12/15/29 (b)	528,424	434,396
Lehman ABS Manufactured Housing Contract Trust 6.630%, 04/15/40 (b)	2,430,000	2,541,391
Oakwood Mortgage Investors, Inc. 6.930%, 09/15/31 (b)	257,127	216,065
7.620%, 06/15/32 (b)	811,689	673,848
Origen Manufactured Housing Contract Trust 3.684%, 1M LIBOR + 1.200%, 10/15/37 (144A) (b)	825,513	781,524
7.820%, 03/15/32 (b)	340,667	335,734

		16,060,838

Asset-Backed - Other—8.6%
Ajax Mortgage Loan Trust
Zero Coupon, 02/26/57 (144A)	1,043,601	292,208
Zero Coupon, 06/25/57 (144A)	1,456,469	1,394,321
Zero Coupon, 08/25/57 (144A)	1,140,000	880,849
Zero Coupon, 12/25/57 (144A) (b)	1,704,324	766,946
Zero Coupon, 04/25/58 (144A)	795,260	437,393
Zero Coupon, 06/25/58 (144A) (b)	591,307	171,420
Zero Coupon, 08/25/58 (144A) (b)	821,869	460,247
Zero Coupon, 11/25/58 (144A)	1,635,231	814,536
3.750%, 08/25/57 (144A) (b)	4,550,000	4,540,536
3.750%, 12/25/57 (144A)	3,494,725	3,587,174
3.750%, 08/25/58 (144A) (b)	3,320,904	3,370,667
3.850%, 04/25/58 (144A)	3,211,866	3,216,731
4.375%, 06/25/57 (144A) (b)	4,659,418	4,743,851
4.375%, 06/25/58 (144A) (b)	1,371,517	1,382,163
4.375%, 11/25/58 (144A) (b)	4,958,084	5,059,847
5.250%, 06/25/57 (144A) (b)	567,000	556,193
5.250%, 08/25/57 (144A) (b)	440,000	431,031
5.250%, 06/25/58 (144A) (b)	230,000	225,725
5.250%, 11/25/58 (144A) (b)	667,953	655,539
Allegro CLO, Ltd. 3.841%, 3M LIBOR + 1.080%, 10/21/28 (144A) (b)	1,370,000	1,360,348
4.019%, 3M LIBOR + 1.240%, 10/16/30 (144A) (b)	400,000	398,316
ALM, Ltd. 2.604%, 3M LIBOR + 1.250%, 10/18/27 (144A) (b)	900,000	890,112
3.669%, 3M LIBOR + 0.890%, 04/16/27 (144A) (b)	360,000	358,559
3.690%, 3M LIBOR + 0.910%, 10/18/27 (144A) (b)	1,450,000	1,440,761
4.187%, 3M LIBOR + 1.400%, 07/15/26 (144A) (b)	459,000	451,628
4.287%, 3M LIBOR + 1.500%, 07/15/27 (144A) (b)	1,810,000	1,807,377
4.429%, 3M LIBOR + 1.650%, 04/16/27 (144A) (b)	1,385,000	1,356,337
4.687%, 3M LIBOR + 1.900%, 07/15/27 (144A) (b)	720,000	710,065
AMMC CLO, Ltd. 3.897%, 3M LIBOR + 1.200%, 11/10/30 (144A) (b)	500,000	497,413
Anchorage Capital CLO, Ltd. 4.047%, 3M LIBOR + 1.250%, 10/13/30 (144A) (b)	835,000	833,036
4.057%, 3M LIBOR + 1.270%, 07/15/30 (144A) (b)	710,000	710,010
4.087%, 3M LIBOR + 1.300%, 10/15/27 (144A) (b)	1,130,000	1,116,982

BHFTII-22

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Anchorage Capital CLO, Ltd.
4.237%, 3M LIBOR + 1.450%, 01/15/30 (144A) (b)	2,410,000	$2,382,386
4.265%, 3M LIBOR + 1.500%, 01/28/31 (144A) (b)	1,270,000	1,244,044
4.365%, 3M LIBOR + 1.600%, 07/28/28 (144A) (b)	800,000	792,927
4.487%, 3M LIBOR + 1.700%, 10/15/27 (144A) (b)	250,000	244,691
4.615%, 3M LIBOR + 1.850%, 01/28/31 (144A) (b)	1,390,000	1,329,721
4.637%, 3M LIBOR + 1.850%, 01/15/30 (144A) (b)	1,010,000	981,648
4.947%, 3M LIBOR + 2.150%, 10/13/30 (144A) (b)	590,000	573,130
Apidos CLO 3.741%, 3M LIBOR + 0.980%, 01/19/25 (144A) (b)	161,781	161,674
Arbor Realty Collateralized Loan Obligation, Ltd. 3.474%, 1M LIBOR + 0.990%, 12/15/27 (144A) (b)	1,200,000	1,196,250
Arbor Realty Commercial Real Estate Notes, Ltd. 3.474%, 1M LIBOR + 0.990%, 08/15/27 (144A) (b)	570,000	568,219
4.184%, 1M LIBOR + 1.700%, 09/15/26 (144A) (b)	1,590,000	1,601,397
Ares CLO, Ltd. 3.957%, 3M LIBOR + 1.170%, 10/15/30 (144A) (b)	390,000	388,549
Atrium 4.411%, 3M LIBOR + 1.650%, 04/22/27 (144A) (b)	1,119,000	1,095,348
Avery Point CLO, Ltd. 3.753%, 3M LIBOR + 0.980%, 07/17/26 (144A) (b)	947,710	945,057
4.287%, 3M LIBOR + 1.500%, 01/15/28 (144A) (b)	2,820,000	2,820,471
B2R Mortgage Trust 2.524%, 05/15/48 (144A)	149,966	148,890
3.336%, 11/15/48 (144A)	312,552	312,007
Babson CLO, Ltd. 3.951%, 3M LIBOR + 1.190%, 10/20/30 (144A) (b)	870,000	867,154
4.161%, 3M LIBOR + 1.400%, 01/20/31 (144A) (b)	250,000	245,023
BDS, Ltd. 3.884%, 3M LIBOR + 1.400%, 12/15/35 (144A) (b)	1,270,000	1,273,175
Benefit Street Partners CLO, Ltd. 3.560%, 3M LIBOR + 0.780%, 07/18/27 (144A) (b)	820,000	814,641
3.851%, 3M LIBOR + 1.090%, 04/20/31 (144A) (b)	440,000	435,667
3.861%, 3M LIBOR + 1.100%, 01/20/31 (144A) (b)	2,000,000	1,980,038
4.020%, 3M LIBOR + 1.240%, 10/18/29 (144A) (b)	3,800,000	3,796,599
BlueMountain CLO, Ltd. 3.941%, 3M LIBOR + 1.180%, 10/22/30 (144A) (b)	760,000	755,058
Bowman Park CLO, Ltd. 3.831%, 3M LIBOR + 1.180%, 11/23/25 (144A) (b)	1,093,649	1,093,827
BSPRT Issuer, Ltd. 3.522%, 1M LIBOR + 1.050%, 03/15/28 (144A) (b)	390,000	389,269
C-BASS Trust 2.646%, 1M LIBOR + 0.160%, 10/25/36 (b)	265,226	201,469
Carlyle Global Market Strategies CLO, Ltd. 3.670%, 3M LIBOR + 0.890%, 01/18/29 (144A) (b)	510,000	504,736
3.743%, 3M LIBOR + 0.970%, 04/17/31 (144A) (b)	970,000	955,610
3.815%, 3M LIBOR + 1.050%, 07/27/31 (144A) (b)	4,100,000	4,064,260
4.211%, 3M LIBOR + 1.450%, 01/20/29 (144A) (b)	7,485,000	7,486,542
4.365%, 3M LIBOR + 1.600%, 07/28/28 (144A) (b)	640,000	637,564
Carlyle U.S. CLO, Ltd. 3.967%, 3M LIBOR + 1.180%, 01/15/30 (144A) (b)	1,550,000	1,543,287
Carrington Mortgage Loan Trust 2.606%, 1M LIBOR + 0.120%, 10/25/36 (b)	459,753	346,315
2.646%, 1M LIBOR + 0.160%, 10/25/36 (b)	594,161	525,331
2.706%, 1M LIBOR + 0.220%, 10/25/36 (b)	730,000	497,333
2.726%, 1M LIBOR + 0.240%, 08/25/36 (b)	4,800,000	3,623,081

Asset-Backed - Other—(Continued)
CBAM, Ltd. 4.011%, 3M LIBOR + 1.250%, 07/20/30 (144A) (b)	2,000,000	1,995,538
4.523%, 3M LIBOR + 1.750%, 10/17/29 (144A) (b)	1,020,000	1,013,492
Cedar Funding CLO, Ltd. 3.741%, 3M LIBOR + 0.980%, 04/20/31 (144A) (b)	380,000	373,931
3.851%, 3M LIBOR + 1.090%, 10/20/28 (144A) (b)	3,680,000	3,669,722
3.873%, 3M LIBOR + 1.100%, 07/17/31 (144A) (b)	770,000	762,996
4.023%, 3M LIBOR + 1.250%, 10/17/30 (144A) (b)	5,150,000	5,138,031
Cent CLO, Ltd. 3.857%, 3M LIBOR + 1.070%, 10/15/26 (144A) (b)	1,130,000	1,126,022
Chase Funding Trust 6.333%, 04/25/32	307,165	310,547
CIFC Funding, Ltd. 3.780%, 3M LIBOR + 1.000%, 04/18/31 (144A) (b)	589,000	579,350
4.529%, 3M LIBOR + 1.750%, 07/16/30 (144A) (b)	250,000	247,940
Citicorp Residential Mortgage Trust 5.124%, 06/25/37	1,030,000	967,360
Citigroup Mortgage Loan Trust, Inc. 2.806%, 1M LIBOR + 0.320%, 11/25/36 (b)	990,000	848,991
Countrywide Asset-Backed Certificates 2.646%, 1M LIBOR + 0.160%, 12/25/35 (b)	1,781,630	1,754,208
2.706%, 1M LIBOR + 0.220%, 12/25/25 (b)	66,502	73,699
Countrywide Asset-Backed Certificates Trust 2.646%, 1M LIBOR + 0.160%, 09/25/46 (b)	113,338	111,342
Countrywide Revolving Home Equity Loan Resecuritization Trust 2.784%, 1M LIBOR + 0.300%, 12/15/33 (144A) (b)	551,862	512,945
Countrywide Revolving Home Equity Loan Trust 2.664%, 1M LIBOR + 0.180%, 05/15/35 (b)	359,516	346,694
Credit-Based Asset Servicing & Securitization LLC 3.438%, 12/25/36	202,681	182,544
CWABS Asset-Backed Certificates Trust 5.669%, 05/25/36 (b)	368,225	370,658
5.690%, 05/25/36 (b)	1,331,484	1,292,277
CWHEQ Revolving Home Equity Loan Resuritization Trust 2.724%, 1M LIBOR + 0.240%, 12/15/35 (144A) (b)	391,585	376,162
CWHEQ Revolving Home Equity Loan Trust 2.634%, 1M LIBOR + 0.150%, 11/15/36 (b)	727,299	595,028
DCP Rights LLC 5.463%, 10/25/44 (144A)	6,641,757	6,916,142
Dorchester Park CLO DAC 4.211%, 3M LIBOR + 1.450%, 04/20/28 (144A) (b)	934,000	920,459
Dryden CLO, Ltd. 3.907%, 3M LIBOR + 1.120%, 01/15/31 (144A) (b)	6,020,000	5,979,660
Dryden Senior Loan Fund 3.687%, 3M LIBOR + 0.900%, 10/15/27 (144A) (b)	1,630,000	1,622,631
3.884%, 3M LIBOR + 1.200%, 08/15/30 (144A) (b)	2,205,000	2,198,019
4.637%, 3M LIBOR + 1.850%, 10/15/27 (144A) (b)	660,000	652,129
Finance of America Structured Securities Trust 6.000%, 09/25/28 (144A) (b)	596,000	584,259
First Franklin Mortgage Loan Trust 2.626%, 1M LIBOR + 0.140%, 12/25/36 (b)	5,282,535	3,049,110
2.636%, 1M LIBOR + 0.150%, 12/25/36 (b)	3,035,785	2,634,588
2.696%, 1M LIBOR + 0.210%, 12/25/36 (b)	9,717,553	5,680,004
Flatiron CLO, Ltd. 3.677%, 3M LIBOR + 0.890%, 04/15/27 (144A) (b)	970,000	966,874

BHFTII-23

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Fremont Home Loan Trust 2.626%, 1M LIBOR + 0.140%, 02/25/37 (b)	2,419,591	$1,848,118
Galaxy CLO, Ltd. 4.364%, 3M LIBOR + 1.680%, 11/15/26 (144A) (b)	430,000	421,060
GE-WMC Asset-Backed Pass-Through Certificates 2.736%, 1M LIBOR + 0.250%, 12/25/35 (b)	165,788	164,939
Greystone Commercial Real Estate Notes, Ltd. 4.034%, 1M LIBOR + 1.550%, 03/15/27 (144A) (b)	400,000	401,178
Greywolf CLO, Ltd. 5.123%, 3M LIBOR + 2.350%, 01/17/27 (144A) (b)	320,000	319,986
Highbridge Loan Management, Ltd. 3.733%, 3M LIBOR + 1.000%, 02/05/31 (144A) (b)	1,390,000	1,374,253
Home Equity Mortgage Loan Asset-Backed Trust 2.686%, 1M LIBOR + 0.200%, 07/25/37 (b)	1,131,770	744,093
ICG U.S. CLO, Ltd. 3.901%, 3M LIBOR + 1.140%, 10/19/28 (144A) (b)	1,065,000	1,060,115
Invitation Homes Trust 4.482%, 1M LIBOR + 2.000%, 07/17/37 (144A) (b)	712,107	710,988
4.982%, 1M LIBOR + 2.500%, 03/17/37 (144A) (b)	410,000	408,924
Knollwood CDO, Ltd. 4.355%, 3M LIBOR + 3.200%, 01/10/39 (144A) (b) (i) (j)	912,167	0
LCM, Ltd. 3.801%, 3M LIBOR + 1.040%, 10/20/27 (144A) (b)	1,010,000	1,003,251
3.831%, 3M LIBOR + 1.070%, 01/20/31 (144A) (b)	2,590,000	2,572,831
Legacy Mortgage Asset Trust 4.000%, 12/28/54 (144A)	3,150,000	3,147,121
Lehman ABS Mortgage Loan Trust 2.576%, 1M LIBOR + 0.090%, 06/25/37 (144A) (b)	201,942	143,359
Lendmark Funding Trust 2.830%, 12/22/25 (144A)	5,270,000	5,224,717
Litigation Fee Residual Funding LLC 4.000%, 10/30/27 (144A)	2,334,117	2,324,379
LoanCore Issuer, Ltd. 3.614%, 1M LIBOR + 1.130%, 05/15/28 (144A) (b)	2,210,000	2,211,009
Long Beach Mortgage Loan Trust 2.596%, 1M LIBOR + 0.110%, 10/25/36 (b)	551,339	234,012
2.636%, 1M LIBOR + 0.150%, 06/25/36 (b)	618,006	338,368
2.646%, 1M LIBOR + 0.160%, 05/25/36 (b)	3,596,734	1,592,875
2.646%, 1M LIBOR + 0.160%, 10/25/36 (b)	2,190,795	936,907
2.646%, 1M LIBOR + 0.160%, 11/25/36 (b)	2,655,004	1,182,540
2.666%, 1M LIBOR + 0.180%, 03/25/46 (b)	1,168,370	936,459
2.666%, 1M LIBOR + 0.180%, 05/25/46 (b)	2,019,049	796,144
2.706%, 1M LIBOR + 0.220%, 11/25/36 (b)	781,243	351,400
2.746%, 1M LIBOR + 0.260%, 05/25/36 (b)	2,497,730	1,129,885
Madison Park Funding, Ltd. 3.709%, 3M LIBOR + 1.200%, 07/29/30 (144A) (b)	2,030,000	2,022,440
3.711%, 3M LIBOR + 0.950%, 04/19/30 (144A) (b)	1,330,000	1,321,600
3.951%, 3M LIBOR + 1.190%, 10/21/30 (144A) (b)	5,000,000	4,976,985
Marathon CRE Issuer, Ltd. 3.634%, 1M LIBOR + 1.150%, 06/15/28 (144A) (b)	510,000	510,000
Marble Point CLO, Ltd. 3.960%, 3M LIBOR + 1.180%, 12/18/30 (144A) (b)	580,000	573,609
Merrill Lynch First Franklin Mortgage Loan Trust 2.726%, 1M LIBOR + 0.240%, 05/25/37 (b)	10,682,073	7,077,053
Mountain Hawk II CLO, Ltd. 4.361%, 3M LIBOR + 1.600%, 07/20/24 (144A) (b)	1,138,000	1,137,217

Asset-Backed - Other—(Continued)
MP CLO, Ltd. 4.011%, 3M LIBOR + 1.250%, 10/20/30 (144A) (b)	1,010,000	1,002,880
Neuberger Berman Loan Advisers CLO, Ltd. 3.950%, 3M LIBOR + 1.170%, 10/18/30 (144A) (b)	1,770,000	1,761,892
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.886%, 1M LIBOR + 0.400%, 10/25/36 (144A) (b)	322,204	288,922
OCP CLO, Ltd. 3.585%, 3M LIBOR + 0.820%, 10/26/27 (144A) (b)	270,000	268,208
3.845%, 3M LIBOR + 1.080%, 04/26/31 (144A) (b)	160,000	158,189
3.857%, 3M LIBOR + 1.260%, 07/15/30 (144A) (b)	3,270,000	3,255,592
3.900%, 3M LIBOR + 1.120%, 10/18/28 (144A) (b)	2,366,000	2,352,005
4.594%, 3M LIBOR + 1.950%, 11/20/30 (144A) (b)	250,000	240,473
Octagon Investment Partners, Ltd. 3.739%, 3M LIBOR + 0.960%, 04/16/31 (144A) (b)	2,210,000	2,177,482
3.771%, 3M LIBOR + 1.000%, 01/25/31 (144A) (b)	3,420,000	3,377,732
3.793%, 3M LIBOR + 1.020%, 07/17/30 (144A) (b)	3,370,000	3,328,802
3.951%, 3M LIBOR + 1.190%, 01/20/31 (144A) (b)	430,000	428,516
OFSI Fund, Ltd. 3.917%, 3M LIBOR + 1.130%, 03/20/25 (144A) (b)	4,190,000	4,159,690
OHA Loan Funding, Ltd. 3.691%, 3M LIBOR + 1.040%, 05/23/31 (144A) (b)	5,670,000	5,618,505
OneMain Financial Issuance Trust 4.100%, 03/20/28 (144A)	71,519	71,627
4.320%, 07/18/25 (144A)	2,546,490	2,550,880
OZLM Funding, Ltd. 4.011%, 3M LIBOR + 1.250%, 10/22/30 (144A) (b)	10,705,000	10,603,099
5.761%, 3M LIBOR + 3.000%, 01/22/29 (144A) (b)	3,950,000	3,950,288
OZLM, Ltd. 4.007%, 3M LIBOR + 1.220%, 11/22/30 (144A) (b)	690,000	687,105
4.251%, 3M LIBOR + 1.490%, 01/20/29 (144A) (b)	1,950,000	1,950,452
4.487%, 3M LIBOR + 1.700%, 01/15/29 (144A) (b)	2,570,000	2,548,517
4.661%, 3M LIBOR + 1.900%, 01/20/31 (144A) (b)	320,000	308,101
4.861%, 3M LIBOR + 2.100%, 01/20/29 (144A) (b)	810,000	810,047
Palmer Square CLO, Ltd. 3.810%, 3M LIBOR + 1.030%, 04/18/31 (144A) (b)	1,040,000	1,025,715
3.903%, 3M LIBOR + 1.130%, 01/17/31 (144A) (b)	1,312,000	1,300,784
4.034%, 3M LIBOR + 1.350%, 08/15/26 (144A) (b)	945,000	934,977
Parallel Ltd. 4.511%, 3M LIBOR + 1.750%, 07/20/27 (144A) (b)	350,000	343,268
Progress Residential Trust 2.740%, 06/12/32 (144A)	1,110,020	1,102,641
2.768%, 08/17/34 (144A)	927,022	919,198
4.778%, 03/17/35 (144A)	120,000	119,957
6.032%, 1M LIBOR + 3.550%, 01/17/34 (144A) (b)	347,000	347,596
6.643%, 11/12/32 (144A)	250,000	253,964
PRPM LLC 4.250%, 01/25/22 (144A)	82,116	82,789
Race Point CLO, Ltd. 3.997%, 3M LIBOR + 1.210%, 10/15/30 (144A) (b)	1,170,000	1,159,325
RAMP Trust 2.656%, 1M LIBOR + 0.170%, 02/25/37 (b)	702,388	357,777
Regatta VI Funding, Ltd. 3.841%, 3M LIBOR + 1.080%, 07/20/28 (144A) (b)	2,910,000	2,894,274
Rockford Tower CLO, Ltd. 3.951%, 3M LIBOR + 1.190%, 10/20/30 (144A) (b)	2,590,000	2,563,934
4.157%, 3M LIBOR + 1.370%, 04/15/29 (144A) (b)	3,550,000	3,550,177

BHFTII-24

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Rockford Tower CLO, Ltd.
4.537%, 3M LIBOR + 1.750%, 10/15/29 (144A) (b)	1,590,000	$1,583,839
4.587%, 3M LIBOR + 1.800%, 04/15/29 (144A) (b)	1,500,000	1,489,035
5.087%, 3M LIBOR + 2.300%, 10/15/29 (144A) (b)	310,000	306,096
RR 3, Ltd. 3.877%, 3M LIBOR + 1.090%, 01/15/30 (144A) (b)	560,000	555,445
SG Mortgage Securities Trust 2.696%, 1M LIBOR + 0.210%, 10/25/36 (b)	570,000	451,755
Silver Creek CLO, Ltd. 4.001%, 3M LIBOR + 1.240%, 07/20/30 (144A) (b)	1,330,000	1,327,542
Sound Point CLO II, Ltd. 3.835%, 3M LIBOR + 1.070%, 01/26/31 (144A) (b)	500,000	493,691
Sound Point CLO, Ltd. 4.302%, 3M LIBOR + 1.530%, 01/23/29 (144A) (b)	3,080,000	3,080,594
Soundview Home Loan Trust 3.281%, 1M LIBOR + 0.795%, 01/25/35 (b)	24,775	23,790
SpringCastle America Funding LLC 3.050%, 04/25/29 (144A)	2,594,747	2,591,471
Springleaf Funding Trust 3.620%, 11/15/24 (144A)	2,062,000	2,062,680
Steele Creek CLO, Ltd. 4.037%, 3M LIBOR + 1.250%, 01/15/30 (144A) (b)	670,000	666,235
Symphony CLO, Ltd. 3.817%, 3M LIBOR + 1.030%, 10/15/25 (144A) (b)	7,728,773	7,728,665
TCI-Flatiron CLO,Ltd. 3.883%, 3M LIBOR + 1.200%, 11/17/30 (144A) (b)	1,080,000	1,076,944
TIAA CLO, Ltd. 3.929%, 3M LIBOR + 1.150%, 01/16/31 (144A) (b)	571,000	565,812
4.041%, 3M LIBOR + 1.280%, 04/20/29 (144A) (b)	900,000	898,919
Towd Point Mortgage Trust 4.250%, 11/25/58 (144A) (b)	840,000	845,024
4.500%, 11/25/58 (144A) (b)	2,110,000	2,123,850
Tricon American Homes Trust 4.564%, 05/17/37 (144A)	260,000	260,297
4.960%, 05/17/37 (144A)	180,000	179,736
5.104%, 01/17/36 (144A)	340,000	342,494
Venture CLO, Ltd. 3.850%, 3M LIBOR + 1.070%, 07/18/31 (144A) (b)	420,000	414,910
Vericrest Opportunity Loan Trust 3.967%, 02/25/49 (144A)	436,328	436,878
3.967%, 03/25/49 (144A)	2,580,000	2,582,814
Vibrant CLO, Ltd. 4.311%, 3M LIBOR + 1.550%, 01/20/29 (144A) (b)	1,020,000	1,020,816
Voya CLO, Ltd. 3.917%, 3M LIBOR + 1.130%, 10/15/30 (144A) (b)	1,020,000	1,011,329
Washington Mutural Asset-Backed Certificates Trust 2.641%, 1M LIBOR + 0.155%, 10/25/36 (b)	891,872	718,296
2.670%, 1M LIBOR + 0.180%, 09/25/36 (b)	2,223,752	1,037,979
2.706%, 1M LIBOR + 0.220%, 02/25/37 (b)	2,187,269	954,675
Wellfleet CLO, Ltd. 4.081%, 3M LIBOR + 1.320%, 04/20/29 (144A) (b)	850,000	849,685
West CLO, Ltd. 3.899%, 3M LIBOR + 1.160%, 11/07/25 (144A) (b)	633,725	633,425

Asset-Backed - Other—(Continued)
York CLO, Ltd. 4.011%, 3M LIBOR + 1.250%, 10/20/29 (144A) (b)	630,000	627,745
4.511%, 3M LIBOR + 1.750%, 10/20/29 (144A) (b)	850,000	844,656

		305,434,378

Asset-Backed - Student Loan—0.4%
Navient Private Education Loan Trust 4.234%, 1M LIBOR + 1.750%, 10/17/44 (144A) (b)	4,595,000	4,644,105
Scholar Funding Trust 3.146%, 1M LIBOR + 0.650%, 01/30/45 (144A) (b)	4,320,605	4,293,368
SLM Private Credit Student Loan Trust 2.941%, 3M LIBOR + 0.330%, 03/15/24 (b)	2,718,722	2,696,830
SLM Private Education Loan Trust 2.500%, 03/15/47 (144A)	715,449	714,510
3.000%, 05/16/44 (144A)	970,000	967,917
3.884%, 1M LIBOR + 1.400%, 10/15/31 (144A) (b)	593,742	595,309
SMB Private Education Loan Trust 3.500%, 12/17/40 (144A)	1,340,000	1,347,239

		15,259,278

Total Asset-Backed Securities (Cost $368,436,636)		369,236,681

Municipals—5.2%
American Municipal Power, Inc., Build America Bonds 6.449%, 02/15/44	355,000	478,050
7.834%, 02/15/41	425,000	640,722
Arizona Health Facilities Authority 2.684%, 3M LIBOR + 0.000%, 01/01/37 (b)	780,000	747,755
Arizona State University 5.000%, 07/01/43	330,000	385,176
Atlanta GA Water & Wastewater Revenue 5.000%, 11/01/41	500,000	588,930
Aurora, CO Water Revenue 5.000%, 08/01/41	1,020,000	1,183,812
5.000%, 08/01/46	1,190,000	1,374,474
Austin TX Water & Wastewater System Rev. 5.000%, 11/15/43	500,000	559,610
Bay Area Toll Bridge Authority, Build America Bonds 6.918%, 04/01/40	1,575,000	2,190,006
7.043%, 04/01/50	2,610,000	3,992,308
Berks County Industrial Development Authority 5.000%, 11/01/47	510,000	573,653
5.000%, 11/01/50	480,000	538,325
Buckeye Tobacco Settlement Financing Authority 5.875%, 06/01/47	2,100,000	2,047,626
California Health Facilities Financing Authority 5.000%, 08/15/33	495,000	586,332
Series A 5.000%, 08/15/47	500,000	563,520
California Pollution Control Financing Authority 5.000%, 11/21/45 (144A)	450,000	474,629
California State Public Works Board, Build America Bond 8.361%, 10/01/34	760,000	1,144,970

BHFTII-25

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Canaveral Port Authority 5.000%, 06/01/45	520,000	$584,516
5.000%, 06/01/48	520,000	598,499
Central Puget Sound Regional Transit Authority 5.000%, 11/01/50	510,000	575,102
Central Texas Regional Mobility Authority 5.000%, 01/01/45	350,000	386,953
5.000%, 01/01/46	350,000	388,850
Chesapeake Bay Bridge & Tunnel District 5.000%, 07/01/41	360,000	415,213
5.000%, 07/01/51	275,000	304,505
Chicago O’Hare International Airport
4.472%, 01/01/49	800,000	878,800
City & County of Denver
5.000%, 08/01/48	610,000	699,353
Series A 5.000%, 08/01/44	850,000	976,769
City of Columbia SC Waterworks & Sewer System Revenue
5.000%, 02/01/42	390,000	461,280
City of New York NY
3.760%, 12/01/27	730,000	761,675
Colorado Health Facilities Authority
5.250%, 02/01/31	325,000	342,235
Commonwealth Financing Authority
4.144%, 06/01/38	730,000	766,142
Series A 3.864%, 06/01/38	720,000	731,491
Commonwealth of Puerto Rico 8.000%, 07/01/35 (f)	5,000,000	2,593,750
Connecticut State Health & Educational Facility Authority 5.000%, 07/01/45	1,640,000	1,807,159
County of King WA Sewer Revenue 5.000%, 07/01/47	520,000	579,691
County of Wake NC Series B 5.000%, 03/01/20	510,000	526,228
5.000%, 03/01/21	730,000	778,158
5.000%, 03/01/22	730,000	801,868
5.000%, 03/01/23	740,000	836,511
Dallas Area Rapid Transit
5.000%, 12/01/41	680,000	776,159
5.000%, 12/01/46	920,000	1,045,644
DuBois Hospital Authority
5.000%, 07/15/43	360,000	406,847
Dutchess County Local Development Corp.
5.000%, 07/01/46	1,025,000	1,147,897
Grand Parkway Transportation Corp.
5.000%, 10/01/43	940,000	1,106,474
Grant County Public Utility District No. 2
4.584%, 01/01/40	315,000	345,331
Great Lakes Water Authority Water Supply System Revenue
5.250%, 07/01/33	150,000	178,049
Idaho Health Facilities Authority
5.000%, 12/01/47	320,000	365,674
Indiana Finance Authority
5.000%, 10/01/45	870,000	976,497
Indiana Housing & Community Development Authority
3.800%, 07/01/38	260,000	267,974
JobsOhio Beverage System
3.985%, 01/01/29	1,335,000	1,414,032
Kentucky Economic Development Finance Authority
5.250%, 06/01/50	330,000	353,443
Kentucky Turnpike Authority
5.000%, 07/01/20	370,000	385,137
Las Vegas Valley Water District
5.000%, 06/01/46	300,000	342,864
Lexington County Health Services District, Inc.
5.000%, 11/01/41	300,000	329,043
Los Angeles, CA Community College District, Build America Bond
6.600%, 08/01/42	1,930,000	2,780,821
Los Angeles, CA Department of Water & Power Revenue, Build America Bond
6.603%, 07/01/50	445,000	666,819
Los Angeles, CA Unified School District, Build America Bond
6.758%, 07/01/34	640,000	851,546
Louisiana Public Facilities Authority
5.000%, 07/01/48	340,000	385,519
Louisville & Jefferson County Metropolitan Sewer District
5.000%, 05/15/25	540,000	639,144
Maryland Stadium Authority
5.000%, 05/01/41	460,000	524,437
Massachusetts Bay Transportation Authority
5.000%, 07/01/39	320,000	376,160
5.000%, 07/01/40	340,000	398,738
Massachusetts Development Finance Agency
5.000%, 07/01/43	680,000	771,895
5.000%, 07/01/47	500,000	563,930
5.000%, 07/01/48	760,000	858,587
5.000%, 07/01/53	720,000	806,393
Massachusetts Educational Financing Authority
5.000%, 01/01/22	500,000	540,055
Massachusetts Housing Finance Agency
4.500%, 12/01/39	265,000	276,827
4.500%, 12/01/48	330,000	347,642
4.600%, 12/01/44	285,000	297,939
Massachusetts Port Authority
5.000%, 07/01/43	460,000	521,672
Massachusetts Water Resources Authority
5.000%, 08/01/40	270,000	313,465
Mesquite Independent School District
5.000%, 08/15/42	570,000	658,863
Metropolitan Atlanta Rapid Transit Authority
5.000%, 07/01/45	400,000	462,664
Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board
5.000%, 07/01/40	260,000	291,234
5.000%, 07/01/46	690,000	770,833
Metropolitan St. Louis Sewer District
5.000%, 05/01/42	710,000	830,111
Series A 5.000%, 05/01/47	650,000	757,919
Metropolitan Transportation Authority
5.000%, 11/15/45	250,000	278,083

BHFTII-26

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Metropolitan Transportation Authority, Build America Bonds
6.668%, 11/15/39	170,000	$229,418
6.687%, 11/15/40	590,000	796,600
6.814%, 11/15/40	1,005,000	1,370,569
Metropolitan Washington Airports Authority
5.000%, 10/01/32	890,000	1,036,254
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Build America Bond
7.462%, 10/01/46	560,000	844,889
Miami-Dade County, FL Aviation Revenue
3.354%, 10/01/29	195,000	194,438
3.454%, 10/01/30	355,000	353,143
3.504%, 10/01/31	330,000	329,403
5.000%, 10/01/38	1,025,000	1,151,423
5.000%, 10/01/40	500,000	573,720
Series C 4.062%, 10/01/31	495,000	520,502
Michigan Finance Authority
5.000%, 11/15/41	330,000	369,683
5.000%, 12/01/47	1,810,000	1,961,660
Michigan State Housing Development Authority
3.550%, 10/01/33	300,000	308,820
4.000%, 10/01/43	290,000	300,292
4.050%, 10/01/48	140,000	144,271
4.150%, 10/01/53	690,000	711,638
Mississippi State Hospital Equipment & Facilities Authority, Baptist Memorial Health Care
5.000%, 09/01/46	630,000	690,820
Missouri State Health & Educational Facilities Authority Revenue
5.000%, 11/15/29	340,000	398,150
Municipal Electric Authority of Georgia, Build America Bond
6.637%, 04/01/57	1,000,000	1,125,400
New Hope Cultural Education Facilities Finance Corp.
5.000%, 08/15/47	380,000	435,769
New Jersey State Turnpike Authority, Build America Bond
7.414%, 01/01/40	1,451,000	2,179,431
New Jersey Transportation Trust Fund Authority
5.000%, 06/15/29	380,000	434,059
New Orleans Aviation Board
5.000%, 01/01/40	530,000	582,719
New York City Housing Development Corp
3.700%, 11/01/38	320,000	327,933
3.850%, 11/01/43	950,000	974,662
4.000%, 11/01/53	1,010,000	1,031,361
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/40	370,000	424,079
New York City Transitional Finance Authority Future Tax Secured Revenue
3.050%, 05/01/27	1,670,000	1,675,260
3.550%, 05/01/25	1,475,000	1,533,557
3.900%, 08/01/31	1,310,000	1,366,395
5.000%, 05/01/36	390,000	453,956
New York City Water & Sewer System
5.375%, 06/15/43	2,360,000	2,500,066
5.500%, 06/15/43	2,825,000	3,003,455
5.882%, 06/15/44	1,150,000	1,572,084
New York City Water & Sewer System, Build America Bonds
5.440%, 06/15/43	505,000	651,526
5.750%, 06/15/41	675,000	894,247
New York Convention Center Development Corp.
5.000%, 11/15/40	370,000	420,945
5.000%, 11/15/46	920,000	1,059,868
New York State Dormitory Authority
5.000%, 02/15/36	620,000	734,254
5.000%, 02/15/37	360,000	424,764
5.000%, 02/15/38	330,000	388,219
5.000%, 02/15/40	380,000	444,684
New York State Dormitory Authority, Build America Bond
5.389%, 03/15/40	1,075,000	1,299,127
New York State Urban Development Corp.
3.120%, 03/15/25	980,000	999,865
3.250%, 03/15/25	640,000	657,517
3.320%, 03/15/29	1,285,000	1,293,083
New York Transportation Development Corp.
5.000%, 07/01/46	340,000	368,019
5.250%, 01/01/50	2,060,000	2,246,657
North Carolina Department of Transportation
5.000%, 06/30/54	1,000,000	1,070,680
North Carolina Turnpike Authority
5.000%, 01/01/35	360,000	427,169
Ohio Turnpike & Infrastructure Commission
5.000%, 02/15/48	550,000	598,670
Orange County Local Transportation Authority, Build America Bond
6.908%, 02/15/41	1,420,000	1,933,188
Oregon School Boards Association
4.759%, 06/30/28	1,740,000	1,898,584
5.490%, 06/30/23	785,000	879,867
Pennsylvania Economic Development Financing Authority
5.000%, 12/31/38	510,000	561,275
Pennsylvania Turnpike Commission
5.000%, 12/01/46	320,000	361,344
Series A 5.000%, 12/01/48	3,300,000	3,867,567
Series B 5.000%, 12/01/43	1,010,000	1,158,793
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,290,000	1,445,226
4.960%, 08/01/46	1,910,000	2,328,691
5.000%, 11/15/47	290,000	333,114
Port of Seattle
5.000%, 05/01/43	260,000	294,635
Public Power Generation Agency Revenue
5.000%, 01/01/35	360,000	410,620
Regents of the University of California Medical Center Pooled Revenue, Build America Bonds
6.583%, 05/15/49	1,455,000	2,014,244
Series L 5.000%, 05/15/47	460,000	522,049
Riverside, CA, Electric Revenue, Buld America Bond
7.605%, 10/01/40	525,000	794,241
Royal Oak Hospital Finance Authority
5.000%, 09/01/39	450,000	493,173

BHFTII-27

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Sacramento County Sanitation Districts Financing Authority
2.290%, 3M LIBOR + 0.000%, 12/01/35 (b)	560,000	$548,251
Salt Lake City Corp. Airport Revenue
5.000%, 07/01/47	1,510,000	1,721,955
Salt River Arizona Project Agricultural Improvement & Power District
5.000%, 01/01/36	520,000	626,751
Series A 5.000%, 12/01/45	1,870,000	2,126,489
San Antonio TX Electric & Gas Systems Revenue
5.000%, 02/01/48	250,000	273,070
San Antonio Water System
5.000%, 05/15/39	530,000	596,579
San Antonio, TX Electric & Gas Systems Revenue, Build Amereica Bond
5.808%, 02/01/41	470,000	622,360
San Diego County Regional Airport Authority
5.000%, 07/01/47	470,000	544,848
San Diego Public Facilities Financing Authority
5.000%, 05/15/39	475,000	554,871
San Francisco City & County Airport Comm-San Francisco International Airport
5.000%, 05/01/46	980,000	1,106,547
San Jose Redevelopment Agency Successor Agency
2.958%, 08/01/24	1,195,000	1,204,297
South Carolina Ports Authority
5.000%, 07/01/55	260,000	290,540
South Carolina Public Service Authority
2.388%, 12/01/23	1,020,000	987,656
State of California
4.600%, 04/01/38	3,765,000	4,011,080
State of California General Obligation Unlimited, Build America Bonds
7.300%, 10/01/39	860,000	1,244,446
7.350%, 11/01/39	300,000	436,662
7.500%, 04/01/34	1,125,000	1,624,106
7.550%, 04/01/39	1,375,000	2,088,240
State of Connecticut
3.310%, 01/15/26	1,445,000	1,452,138
State of Illinois
Series A 5.000%, 05/01/20	400,000	411,368
5.000%, 12/01/24	250,000	273,650
Series D 5.000%, 11/01/22	240,000	258,751
5.000%, 11/01/24	1,280,000	1,399,808
5.000%, 11/01/25	3,440,000	3,792,462
5.000%, 11/01/26	1,240,000	1,368,538
State of Illinois, General Obligation Unlimited
5.100%, 06/01/33	4,320,000	4,244,918
State of Missouri
3.086%, 09/15/51	1,230,000	1,098,980
3.651%, 01/15/46	330,000	333,066
State of Ohio
5.000%, 05/01/36	1,015,000	1,159,039
5.000%, 05/01/37	760,000	866,347
State of Texas
5.000%, 04/01/40	380,000	438,870
5.000%, 04/01/43	610,000	701,372
State of Virginia
5.000%, 12/01/40	270,000	321,216
State of Washington General Obligation Unlimited
5.000%, 08/01/40	1,300,000	1,495,097
5.000%, 02/01/41	610,000	711,297
5.000%, 08/01/41	400,000	469,812
State of Wisconsin
3.154%, 05/01/27	690,000	693,830
5.000%, 05/01/36	490,000	561,618
5.000%, 05/01/38	500,000	572,070
Series A 5.000%, 05/01/25	500,000	594,480
Sumter Landing Community Development District
4.172%, 10/01/47	385,000	391,098
Tennessee Housing Development Agency
3.750%, 07/01/38	280,000	290,226
3.850%, 07/01/43	130,000	133,208
3.950%, 01/01/49	100,000	102,740
Texas Municipal Gas Acquisition & Supply Corp. I
6.250%, 12/15/26	260,000	301,964
Texas Private Activity Bond Surface Transportation Corp.
5.000%, 12/31/55	170,000	183,801
Tobacco Settlement Finance Authority
7.467%, 06/01/47	1,200,000	1,197,300
Tobacco Settlement Financing Corp.
6.706%, 06/01/46	275,000	265,689
TSASC, Inc.
5.000%, 06/01/41	560,000	604,150
University of California CA, Revenue
3.063%, 07/01/25	665,000	676,717
4.601%, 05/15/31	650,000	725,420
4.858%, 05/15/12	980,000	1,102,539
University of Houston
5.000%, 02/15/36	1,040,000	1,200,919
University of Oregon
5.000%, 04/01/46	380,000	432,968
University of Texas 2.836%, 05/15/27	805,000	804,936
Virginia Small Business Financing Authority 5.000%, 12/31/52	710,000	775,561
5.000%, 12/31/56	720,000	784,346
Washington Metropolitan Area Transit Authority 5.000%, 07/01/36	290,000	343,227
Water Revenue Authority of Georgia, Build America Bond 5.000%, 11/01/40	250,000	284,868
Weld County School District No. 2 5.250%, 12/01/41	560,000	660,834
West Virginia Hospital Finance Authority 5.000%, 06/01/19	365,000	366,982
5.000%, 06/01/20	390,000	404,024
5.000%, 06/01/21	390,000	415,459
5.000%, 06/01/22	425,000	465,299
5.000%, 06/01/23	355,000	397,930
5.000%, 06/01/24	375,000	429,255

BHFTII-28

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Wisconsin Health & Educational Facilities Authority 5.000%, 12/15/44	310,000	$340,830

Total Municipals (Cost $180,191,326)		183,368,556

Mortgage-Backed Securities—4.8%

Collateralized Mortgage Obligations—1.8%
Alternative Loan Trust 6.000%, 04/25/37	147,950	105,061
American Home Mortgage Assets Trust 3.317%, 12M MTA + 0.920%, 11/25/46 (b)	294,287	148,113
3.337%, 12M MTA + 0.940%, 10/25/46 (b)	509,630	449,900
APS Resecuritization Trust 5.086%, 1M LIBOR + 2.600%, 04/27/47 (144A) (b)	628,740	639,043
5.336%, 1M LIBOR + 2.850%, 09/27/46 (144A) (b)	2,739,335	2,823,908
Ari Investments LLC 4.480%, 01/06/25 (g)	1,004,277	1,004,277
Banc of America Alternative Loan Trust 5.500%, 10/25/35	1,131,239	1,124,249
Bear Stearns Asset-Backed Securities Trust 6.250%, 12/25/35	2,145,577	2,023,410
6.250%, 02/25/36	2,869,966	2,552,007
CCRE Commercial Mortgage 4.637%, 01/15/39	728,000	755,035
Chase Mortgage Finance Trust 6.000%, 12/25/37	9,224,028	6,779,018
CIM Trust 3.015%, 06/25/57 (144A) (b)	609,526	596,238
4.000%, 02/25/49 (144A) (b)	1,810,000	1,833,519
Countrywide Alternative Loan Trust 2.626%, 1M LIBOR + 0.140%, 04/25/47 (b)	807,550	767,424
2.676%, 1M LIBOR + 0.190%, 10/25/46 (b)	1,098,592	1,053,125
2.678%, 1M LIBOR + 0.190%, 03/20/47 (b)	1,772,990	1,502,078
2.688%, 1M LIBOR + 0.200%, 07/20/46 (b)	2,837,416	2,184,729
2.696%, 1M LIBOR + 0.210%, 07/25/46 (b)	1,449,569	1,381,030
2.716%, 1M LIBOR + 0.230%, 11/25/36 (b)	557,978	442,988
2.836%, 1M LIBOR + 0.350%, 06/25/35 (b)	1,564,662	1,367,757
3.086%, 1M LIBOR + 0.600%, 01/25/36 (b)	607,456	518,944
4.127%, 12M MTA + 1.730%, 11/25/46 (b)	3,124,229	2,702,395
5.500%, 04/25/37	878,930	688,442
6.000%, 05/25/37	3,167,552	2,181,136
Countrywide Home Loan Mortgage Pass-Through Trust 3.357%, 12M MTA + 0.960%, 04/25/46 (b)	4,027,339	2,009,073
Credit Suisse Mortgage Capital Certificates 2.850%, 1M LIBOR + 0.180%, 03/27/36 (144A) (b)	2,099,127	1,780,621
6.500%, 10/27/37 (144A)	2,615,084	1,489,197
CSFB Mortgage-Backed Pass-Through Certificates 3.836%, 1M LIBOR + 1.350%, 11/25/35 (b)	465,456	159,646
Deutsche ALT-A Securities Mortgage Loan Trust 2.656%, 1M LIBOR + 0.170%, 08/25/47 (b)	547,931	379,400
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 2.979%, 1M LIBOR + 0.500%, 01/27/37 (144A) (b)	114,650	108,942
GreenPoint Mortgage Funding Trust 4.397%, 12M MTA + 2.000%, 03/25/36 (b)	199,012	192,242

Collateralized Mortgage Obligations—(Continued)
GSR Mortgage Loan Trust 6.000%, 07/25/37	698,765	614,096
IndyMac INDX Mortgage Loan Trust 3.743%, 09/25/37 (b)	891,406	626,366
JPMorgan Alternative Loan Trust 2.696%, 1M LIBOR + 0.210%, 03/25/37 (b)	1,241,914	1,150,062
4.258%, 05/25/37 (b)	306,555	274,608
JPMorgan Mortgage Trust 6.500%, 08/25/36	276,344	204,031
MASTR Resecuritization Trust 2.924%, 08/25/37 (144A) (b)	471,949	332,723
MCM Capital LLC Zero Coupon, 10/25/28	5,190,051	1,479,165
4.000%, 10/25/28	3,456,861	3,437,340
Merrill Lynch Mortgage Investors Trust 4.398%, 05/25/36 (b)	1,601,404	1,460,108
Mortgage Loan Resecuritization Trust 2.829%, 1M LIBOR + 0.340%, 04/16/36 (144A) (b)	3,755,230	3,338,150
New Residential Mortgage Loan Trust 4.335%, 02/26/24 (144A)	1,962,763	1,978,918
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.634%, 05/25/36	262,196	94,820
Seasoned Credit Risk Transfer Trust
Zero Coupon, 07/25/56 (144A) (k)	833,505	68,600
1.240%, 07/25/56 (144A) (b) (c)	1,104,951	129,413
4.319%, 05/25/57 (b)	169,765	86,136
4.750%, 07/25/56 (144A) (b)	540,000	529,631
4.750%, 05/25/57 (b)	150,000	146,289
Structured Adjustable Rate Mortgage Loan Trust 3.961%, 04/25/36 (b)	368,728	307,185
4.166%, 04/25/47 (b)	987,444	740,529
Structured Asset Mortgage Investments Trust 2.676%, 1M LIBOR + 0.190%, 06/25/36 (b)	1,420,687	1,341,849
2.696%, 1M LIBOR + 0.210%, 05/25/46 (b)	269,816	229,075
2.716%, 1M LIBOR + 0.230%, 02/25/36 (b)	1,901,021	1,825,956

		62,137,997

Commercial Mortgage-Backed Securities—3.0%
AOA Mortgage Trust 3.010%, 12/13/29 (144A) (b)	460,000	452,437
AREIT Trust 3.334%, 1M LIBOR + 0.850%, 02/14/35 (144A) (b)	183,474	182,788
Ashford Hospitality Trust, Inc. 4.584%, 1M LIBOR + 2.100%, 04/15/35 (144A) (b)	640,000	639,996
Atrium Hotel Portfolio Trust 4.434%, 1M LIBOR + 1.950%, 12/15/36 (144A) (b)	1,540,000	1,538,056
5.534%, 1M LIBOR + 3.050%, 12/15/36 (144A) (b)	480,000	481,797
BAMLL Commercial Mortgage Securities Trust 3.596%, 04/14/33 (144A) (b)	250,000	241,687
3.606%, 08/14/34 (144A) (b)	2,470,000	2,293,477
3.984%, 1M LIBOR + 1.500%, 11/15/32 (144A) (b)	300,000	300,000
4.484%, 1M LIBOR + 2.000%, 11/15/32 (144A) (b)	630,000	630,000
Banc of America Commercial Mortgage Trust 0.630%, 02/15/50 (b) (c)	4,070,000	180,831
1.287%, 02/15/50 (144A) (b)(c)	2,000,000	169,640
5.416%, 01/15/49 (b)	141,911	142,366

BHFTII-29

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Bancorp Commercial Mortgage Trust (The) 3.334%, 1M LIBOR + 0.850%, 01/15/33 (144A) (b)	640,252	$634,962
BANK 4.217%, 08/15/61 (b)	200,000	215,459
Bayview Commercial Asset Trust 2.736%, 1M LIBOR + 0.250%, 10/25/36 (144A) (b)	229,846	217,895
2.786%, 1M LIBOR + 0.300%, 01/25/36 (144A) (b)	126,600	120,874
2.786%, 1M LIBOR + 0.300%, 10/25/36 (144A) (b)	233,879	222,272
2.846%, 1M LIBOR + 0.360%, 04/25/36 (144A) (b)	145,985	140,701
2.936%, 1M LIBOR + 0.450%, 01/25/36 (144A) (b)	94,246	90,119
3.986%, 1M LIBOR + 1.500%, 12/25/37 (144A) (b)	720,000	606,119
BB-UBS Trust 0.596%, 11/05/36 (144A) (b) (c)	85,480,000	2,746,643
4.026%, 11/05/36 (144A) (b)	330,000	321,616
BBCMS Mortgage Trust 3.206%, 1M LIBOR + 0.722%, 03/15/37 (144A) (b)	280,000	277,369
Bear Stearns Commercial Mortgage Securities Trust 5.460%, 01/12/45 (b)	266,706	265,556
Benchmark Mortgage Trust 1.049%, 03/15/52 (b) (c)	5,798,446	482,807
4.016%, 03/15/52	91,000	96,641
4.208%, 07/15/51	400,000	430,398
4.971%, 03/15/52 (b)	799,000	856,030
BHMS Mortgage Trust 3.734%, 1M LIBOR + 1.250%, 07/15/35 (144A) (b)	780,000	778,768
4.384%, 1M LIBOR + 1.900%, 07/15/35 (144A) (b)	270,000	269,490
BWAY Mortgage Trust 3.446%, 03/10/33 (144A)	1,495,000	1,481,719
3.454%, 03/10/33 (144A)	2,690,000	2,743,285
3.633%, 03/10/33 (144A)	600,000	598,116
BX Commercial Mortgage Trust 5.484%, 1M LIBOR + 3.000%, 11/15/35 (144A) (b)	3,622,713	3,634,062
BXP Trust 3.552%, 08/13/37 (144A) (b)	760,000	712,501
CCRESG Commercial Mortgage Trust 5.488%, 04/10/29 (144A) (b)	230,000	234,298
CD Commercial Mortgage Trust 3.514%, 05/10/50 (b)	10,000	10,251
CD Mortgage Trust 3.631%, 02/10/50	350,000	361,752
5.648%, 10/15/48	411,227	424,868
CFCRE Commercial Mortgage Trust 0.728%, 05/10/58 (b) (c)	2,370,000	107,398
1.727%, 05/10/58 (b) (c)	2,507,625	231,449
CGDBB Commercial Mortgage Trust 3.274%, 1M LIBOR + 0.790%, 07/15/32 (144A) (b)	1,490,000	1,490,002
4.084%, 1M LIBOR + 1.600%, 07/15/32 (144A) (b)	1,110,000	1,111,394
4.634%, 1M LIBOR + 2.150%, 07/15/32 (144A) (b)	1,680,000	1,679,999
Citigroup Commercial Mortgage Trust 4.834%, 04/15/49 (b)	40,000	42,033
CLNS Trust 5.993%, 1M LIBOR + 3.500%, 06/11/32 (144A) (b)	291,000	292,091
Commercial Mortgage Pass-Through Certificates Mortgage Trust 0.060%, 02/10/35 (144A) (b) (c)	60,958,000	335,879
1.061%, 03/10/46 (b) (c)	24,960,851	742,972
3.179%, 10/10/36 (144A) (b)	270,000	250,603

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Pass-Through Certificates Mortgage Trust
3.183%, 02/10/48	513,000	518,025
3.550%, 07/15/47	550,000	563,727
3.685%, 05/10/48 (144A) (b)	730,000	725,080
3.796%, 08/10/47	540,000	562,085
3.977%, 05/10/47	1,394,000	1,459,979
4.006%, 04/10/47	400,000	419,042
4.051%, 04/10/47	1,896,000	1,987,272
4.236%, 02/10/47 (b)	320,000	337,907
4.300%, 07/10/48 (b)	1,600,000	1,628,960
4.418%, 12/10/47 (b)	420,000	431,242
4.544%, 08/10/48 (b)	1,256,000	1,276,120
4.749%, 1M LIBOR + 2.250%, 02/13/32 (144A) (b)	550,000	550,173
5.640%, 06/10/44 (144A) (b)	179,570	182,051
5.749%, 1M LIBOR + 3.250%, 02/13/32 (144A) (b)	50,000	50,031
Commercial Mortgage Trust 3.685%, 05/10/48 (144A) (b)	1,740,000	1,734,459
4.099%, 1M LIBOR + 1.600%, 02/13/32 (144A) (b)	1,280,000	1,280,000
Core Industrial Trust 3.077%, 02/10/34 (144A)	1,975,068	1,989,908
3.849%, 02/10/34 (144A) (b)	2,360,000	2,343,480
Credit Suisse First Boston Mortgage Securities Corp. 4.952%, 07/15/37 (b)	58,380	59,061
5.234%, 10/15/39 (144A) (b)	250,000	250,086
Credit Suisse Mortgage Capital Certificates Trust 3.434%, 1M LIBOR + 0.950%, 12/15/30 (144A) (b)	280,000	279,026
4.084%, 1M LIBOR + 1.600%, 11/15/33 (144A) (b)	201,070	201,813
CSAIL Commercial Mortgage Trust 0.135%, 11/15/50 (b) (c)	3,940,000	65,754
3.000%, 03/15/52 (144A)	347,808	283,652
3.504%, 06/15/57	320,000	327,427
4.033%, 04/15/51 (b)	882,000	929,543
4.053%, 03/15/52	996,000	1,053,810
5.147%, 03/15/52 (b)	744,740	782,030
DBJPM Mortgage Trust 1.000%, 06/10/50 (b) (c)	2,060,000	128,159
DBUBS Mortgage Trust 3.452%, 10/10/34 (144A)	850,000	868,018
3.530%, 10/10/34 (144A) (b)	1,710,000	1,637,594
Eleven Madison Trust Mortgage Trust 3.555%, 09/10/35 (144A) (b)	440,000	452,033
GAHR Commercial Mortgage Trust 3.382%, 12/15/34 (144A) (b)	178,300	176,621
GPMT, Ltd. 3.387%, 1M LIBOR + 0.900%, 11/21/35 (144A) (b)	662,664	661,366
GS Mortgage Securities Corp. II 3.436%, 12/10/27 (144A) (b)	11,042,358	10,972,469
5.366%, 05/03/32 (144A)	840,000	945,027
GS Mortgage Securities Corp. Trust 2.856%, 05/10/34 (144A)	710,000	706,048
3.784%, 1M LIBOR + 1.300%, 07/15/32 (144A) (b)	80,000	79,675
3.984%, 1M LIBOR + 1.500%, 07/15/32 (144A) (b)	170,000	169,521
4.284%, 1M LIBOR + 1.800%, 07/15/32 (144A) (b)	70,000	69,804
4.984%, 1M LIBOR + 2.500%, 07/15/32 (144A) (b)	30,000	29,843

BHFTII-30

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
GS Mortgage Securities Trust
3.000%, 08/10/50 (144A)	240,000	$211,141
3.931%, 09/10/47	800,000	838,630
4.412%, 07/10/48 (b)	500,000	514,833
4.529%, 04/10/47 (b)	50,000	50,627
HMH Trust 3.062%, 07/05/31 (144A)	1,210,000	1,207,651
IMT Trust 3.478%, 06/15/34 (144A)	540,000	551,859
3.497%, 06/15/34 (144A) (b)	570,000	563,449
JPMBB Commercial Mortgage Securities Trust 0.800%, 05/15/48 (b) (c)	1,125,117	31,747
0.864%, 09/15/47 (b) (c)	1,490,663	54,978
3.775%, 08/15/47	550,000	571,690
3.801%, 09/15/47	220,000	228,670
4.117%, 12/15/48 (144A) (b)	300,000	289,167
JPMCC Commercial Mortgage Securities Trust 3.490%, 07/15/50	320,000	327,371
3.896%, 03/15/50 (b)	330,000	326,799
4.050%, 09/15/50	110,000	112,774
4.646%, 03/15/50 (144A) (b)	650,000	633,544
JPMDB Commercial Mortgage Securities Trust 0.750%, 12/15/49 (144A) (b) (c)	2,067,000	99,420
JPMorgan Chase Commercial Mortgage Securities Trust 0.514%, 04/15/46 (b) (c)	4,900,000	100,075
0.750%, 08/15/49 (144A) (b) (c)	5,300,000	249,172
2.854%, 10/06/38 (144A) (b)	1,670,000	1,633,894
3.784%, 1M LIBOR + 1.300%, 06/15/45 (144A) (b)	130,000	132,607
4.241%, 01/15/49 (b)	970,000	929,859
Lehman Brothers Small Balance Commercial Mortgage Trust 2.736%, 1M LIBOR + 0.250%, 03/25/37 (144A) (b)	517,309	501,664
LSTAR Commercial Mortgage Trust 1.110%, 03/10/50 (144A) (b) (c)	889,242	40,407
Merrill Lynch Mortgage Trust 6.318%, 09/12/42 (144A) (b)	490,000	498,640
Morgan Stanley Bank of America Merrill Lynch Trust 1.187%, 12/15/47 (144A) (b) (c)	1,810,000	99,355
1.432%, 11/15/49 (b) (c)	1,089,549	84,554
3.060%, 10/15/48 (144A)	322,000	284,107
3.892%, 06/15/47	3,000,000	3,135,021
4.131%, 07/15/50 (144A) (b)	297,000	279,298
4.528%, 10/15/48 (b)	170,000	176,691
4.558%, 05/15/50 (b)	300,000	301,332
Morgan Stanley Capital Trust 1.199%, 03/15/52 (b) (c)	2,399,000	199,504
2.201%, 06/15/50 (144A) (b) (c)	1,190,000	177,417
2.546%, 06/15/50 (144A)	1,510,000	1,260,216
3.446%, 07/13/29 (144A) (b)	540,000	530,171
3.530%, 06/15/50	40,000	40,896
4.031%, 05/15/48 (144A) (b)	110,000	101,863
4.031%, 05/15/48 (b)	150,000	151,023
4.071%, 03/15/52	468,000	497,681
4.177%, 07/15/51	140,000	150,010
4.281%, 06/15/50 (b)	339,000	336,409
4.434%, 1M LIBOR + 1.950%, 11/15/34 (144A) (b)	330,000	330,617

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Capital Trust
5.034%, 1M LIBOR + 2.550%, 07/15/35 (144A) (b)	640,000	635,587
5.084%, 1M LIBOR + 2.600%, 11/15/34 (144A) (b)	1,977,000	1,965,843
5.266%, 10/12/52 (b)	40,537	40,642
5.534%, 1M LIBOR + 3.050%, 11/15/34 (144A) (b)	610,000	612,666
Natixis Commercial Mortgage Securities Trust 3.439%, 1M LIBOR + 0.950%, 06/15/35 (144A) (b)	240,000	237,630
Olympic Tower Mortgage Trust
0.379%, 05/10/39 (144A) (b) (c)	13,300,000	382,974
3.945%, 05/10/39 (144A) (b)	1,049,000	986,506
One Market Plaza Trust
Zero Coupon, 02/10/32 (144A) (b) (c)	4,222,000	4
0.090%, 02/10/32 (144A) (b) (c)	21,110,000	86,551
Park Avenue Mortgage Trust 4.603%, 1M LIBOR + 2.119%, 09/15/34 (144A) (b)	1,750,000	1,755,464
Park Avenue Trust 0.149%, 06/05/37 (144A) (b) (c)	5,000,000	70,825
3.657%, 06/05/37 (144A) (b)	207,000	196,867
Prima Capital CRE Securitization, Ltd. 4.000%, 08/24/49 (144A)	260,000	259,228
Resource Capital Corp., Ltd. 3.284%, 1M LIBOR + 0.800%, 07/15/34 (144A) (b)	72,957	72,736
4.484%, 1M LIBOR + 2.000%, 07/15/34 (144A) (b)	331,911	329,240
UBS Commercial Mortgage Trust 1.009%, 12/15/51 (b) (c)	1,437,701	109,348
Velocity Commercial Capital Loan Trust 3.661%, 10/25/46 (b)	150,000	153,420
4.240%, 11/25/47 (144A) (b)	210,401	210,209
4.450%, 05/25/47 (144A) (b)	150,000	149,243
4.458%, 10/25/46 (b)	100,000	100,700
5.000%, 11/25/47 (144A) (b)	123,054	122,747
5.350%, 05/25/47 (144A) (b)	150,000	151,563
5.498%, 10/25/46 (b)	140,000	144,519
7.226%, 10/25/46 (b)	160,000	166,263
Waldorf Astoria Boca Raton Trust 3.834%, 1M LIBOR + 1.350%, 06/15/29 (144A) (b)	1,590,000	1,589,958
Wells Fargo Commercial Mortgage Trust 0.762%, 05/15/51 (b) (c)	3,979,407	216,835
0.928%, 12/15/48 (b) (c)	1,305,288	60,976
1.264%, 08/15/49 (144A) (b) (c)	1,430,000	106,363
2.600%, 11/15/50 (144A) (b)	505,000	413,509
3.241%, 12/15/48 (144A)	483,000	407,843
3.349%, 1M LIBOR + 0.850%, 12/13/31 (144A) (b)	490,000	488,699
3.418%, 09/15/50	361,000	365,952
3.453%, 07/15/50	449,000	455,324
3.540%, 05/15/48	260,000	266,155
3.599%, 12/15/48 (b)	35,000	32,993
3.718%, 12/15/48	190,000	196,368
3.749%, 06/15/36 (144A) (b)	270,000	279,419
3.809%, 12/15/48	630,000	657,394
4.355%, 09/15/50 (144A) (b)	150,000	143,031
4.641%, 1M LIBOR + 2.157%, 12/15/36 (144A) (b)	270,000	270,233
WF-RBS Commercial Mortgage Trust 3.434%, 1M LIBOR + 0.950%, 03/15/44 (144A) (b)	19,927	19,986

BHFTII-31

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
WF-RBS Commercial Mortgage Trust
3.678%, 08/15/47	595,000	$615,416
3.758%, 09/15/57 (b)	1,540,000	1,495,447

		107,538,896

Total Mortgage-Backed Securities (Cost $171,459,215)		169,676,893

Foreign Government—3.3%

Sovereign—3.3%
Argentina Bonar Bonds 8.000%, 10/08/20	1,272,000	1,204,454
8.750%, 05/07/24 (l)	1,255,133	1,128,055
Argentine Republic Government International Bonds
4.625%, 01/11/23	2,058,000	1,685,502
6.875%, 04/22/21	885,000	807,562
7.625%, 04/22/46	1,259,000	991,462
Bonos de la Nacion Argentina con Ajuste por CER 4.000%, 03/06/20 (ARS) (l)	12,117,000	411,312
Brazilian Government International Bond 4.500%, 05/30/29	4,392,000	4,310,792
Colombia Government International Bond 3.875%, 04/25/27	8,170,000	8,296,717
Colombian TES 7.000%, 06/30/32 (COP)	21,944,900,000	7,003,166
Egypt Government International Bonds 4.750%, 04/16/26 (144A) (EUR)	502,000	554,293
5.577%, 02/21/23 (144A)	348,000	345,446
5.750%, 04/29/20	1,166,000	1,178,744
6.125%, 01/31/22	592,000	598,870
6.875%, 04/30/40	831,000	762,256
7.903%, 02/21/48 (144A)	502,000	486,258
8.700%, 03/01/49 (144A)	535,000	556,400
Hungary Government International Bond 5.375%, 03/25/24	2,098,000	2,298,724
Indonesia Government International Bond 4.100%, 04/24/28	1,470,000	1,493,749
Indonesia Treasury Bonds 8.250%, 05/15/29 (IDR)	178,185,000,000	13,071,071
8.375%, 03/15/34 (IDR)	28,764,000,000	2,072,887
8.375%, 04/15/39 (IDR)	25,626,000,000	1,842,571
Mexican Bonos 7.500%, 06/03/27 (MXN)	18,052,300	900,529
7.750%, 11/23/34 (MXN)	13,471,800	660,172
8.500%, 05/31/29 (MXN)	65,352,000	3,461,120
10.000%, 11/20/36 (MXN)	20,000,000	1,185,827
Mexico Government International Bonds 4.150%, 03/28/27 (e)	11,493,000	11,684,933
5.750%, 10/12/10	1,368,000	1,400,148
Nigeria Government International Bond 9.248%, 01/21/49 (144A)	636,000	704,459
Panama Government International Bond 3.875%, 03/17/28	3,307,000	3,434,353

Sovereign—(Continued)
Peruvian Government International Bond 4.125%, 08/25/27 (e)	2,856,000	3,115,925
Philippine Government International Bond 3.000%, 02/01/28	5,114,000	5,050,443
Qatar Government International Bonds 4.000%, 03/14/29 (144A) (e)	2,300,000	2,370,408
4.817%, 03/14/49 (144A) (e)	1,431,000	1,504,608
Republic of South Africa Government Bonds 6.250%, 03/31/36 (ZAR)	189,105,000	9,511,809
8.750%, 02/28/48 (ZAR)	22,549,000	1,411,349
9.000%, 01/31/40 (ZAR)	32,839,000	2,116,191
Russian Federal Bond - OFZ 6.900%, 05/23/29 (RUB)	739,469,000	10,234,120
South Africa Government Bond 8.750%, 01/31/44 (ZAR)	32,441,000	2,034,155
Turkey Government International Bond 7.625%, 04/26/29	1,235,000	1,222,650
Ukraine Government International Bond 9.750%, 11/01/28	470,000	485,628
Uruguay Government International Bond 4.375%, 10/27/27 (l)	3,790,000	3,992,765

Total Foreign Government (Cost $118,345,642)		117,581,883

Floating Rate Loans (m)—1.2%

Commercial Services—0.2%
Goldman Sachs Lending Partners, LLC
Term Loan A, 4.365%, 3M LIBOR + 1.900%, 08/26/20 (g) (i) (j)	1,469,782	1,466,107
Term Loan B, 4.448%, 1M LIBOR + 2.100%, 08/26/20 (g) (i) (j)	3,532,320	3,523,489

		4,989,596

Distribution/Wholesale—0.3%
Chimera Special Holding LLC
Term Loan, 4.482%, 1M LIBOR + 2.000%, 10/04/19 (g)	9,935,048	9,935,048

Diversified Financial Services—0.7%
Caliber Home Loans, Inc.
Revolver, 5.619%, 3M LIBOR + 3.000%, 04/24/21 (g) (n)	5,350,000	5,336,625
LSTAR Securities Financing Vehicle
Term Loan, 4.489%, 1M LIBOR + 2.000%, 04/01/21 (g)	11,052,293	11,013,610
Roundpoint Mortgage Servicing Corp.
Term Loan, 5.864%, 1M LIBOR + 3.375%, 08/08/20 (g) (i) (j) (n)	8,397,567	8,317,790

		24,668,025

Entertainment—0.0%
Stars Group Holdings B.V. (The)
Incremental Term Loan, 6.101%, 3M LIBOR + 3.500%, 07/10/25	1,362,571	1,362,039

BHFTII-32

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Floating Rate Loans (m)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Iron/Steel—0.0%
Samarco Mineracao S.A.
Delayed Draw Term Loan, 12/31/19	543,000	$325,121

Pipelines—0.0%
AL Midcoast Holdings, LLC
Term Loan B, 8.101%, 3M LIBOR + 5.500%, 07/31/25	1,094,500	1,093,132

Retail—0.0%
Foundation Building Materials Holding Co. LLC
Term Loan B, 5.499%, 1M LIBOR + 3.000%, 08/13/25	1,172,063	1,146,423

Total Floating Rate Loans (Cost $43,864,359)		43,519,384

Preferred Stocks—0.1%

Media—0.1%
NBCUniversal Enterprise, Inc. , 5.250%, 03/19/21 (144A) (Cost $2,987,531)	2,940,000	2,984,100

Escrow Shares—0.0%

Savings & Loans—0.0%
Washington Mutual Bank (i) (j)	5,027,000	1
Washington Mutual Bank (i) (j)	1,310,000	0
Washington Mutual Bank (i) (j)	2,440,000	0

Total Escrow Shares (Cost $0)		1

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $30,769,382; collateralized by U.S. Treasury Note at 2.125%, maturing 12/31/21, with a market value of $31,384,142.	30,766,305	30,766,305

Total Short-Term Investments (Cost $30,766,305)		30,766,305

Securities Lending Reinvestments (o)—1.7%

Certificates of Deposit—1.1%
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (b)	1,000,000	1,000,355
Canadian Imperial Bank of Commerce 2.752%, 1M LIBOR + 0.270%, 07/19/19 (b)	2,000,000	2,001,222
Commonwealth Bank of Australia 2.901%, 3M LIBOR + 0.140%, 04/23/19 (b)	1,000,000	1,000,246
Credit Suisse AG 2.620%, 04/01/19	3,000,000	3,000,042

Certificates of Deposit—(Continued)
Mizuho Bank, Ltd., New York 2.789%, 1M LIBOR + 0.300%, 05/01/19 (b)	2,000,000	2,000,394
Natixis New York 2.788%, 3M LIBOR + 0.090%, 05/10/19 (b)	1,000,000	1,000,214
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (b)	2,000,000	2,001,124
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (b)	3,000,000	3,000,198
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (b)	5,000,000	5,000,190
Sumitomo Mitsui Banking Corp., New York 2.690%, 1M LIBOR + 0.200%, 04/03/19 (b)	1,000,008	1,000,016
Svenska Handelsbanken AB 2.851%, 3M LIBOR + 0.100%, 04/30/19 (b)	4,000,000	4,001,080
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (b)	5,000,000	5,002,570
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (b)	2,000,000	2,000,820
Wells Fargo Bank N.A. 2.939%, 3M LIBOR + 0.140%, 07/11/19 (b)	5,000,000	4,999,607

		37,008,078

Commercial Paper—0.2%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (b)	2,000,000	2,000,026
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (b)	1,000,000	1,000,000
ING Funding LLC 2.807%, 3M LIBOR + 0.110%, 05/10/19 (b)	1,500,000	1,500,371
Westpac Banking Corp. 2.766%, 1M LIBOR + 0.280%, 05/24/19 (b)	2,000,000	2,000,854

		6,501,251

Repurchase Agreements—0.4%
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $1,511,789; collateralized by various Common Stock with an aggregate market value of $1,650,414.	1,500,000	1,500,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $1,002,722; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $100,020; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $102,000.	100,000	100,000

BHFTII-33

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (o)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $100,023; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $102,000.	100,000	$100,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $100,021; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $102,000.	100,000	100,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $1,000,229; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $1,877,904; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $1,915,060.	1,877,509	1,877,509
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $3,152,171; collateralized by various Common Stock with an aggregate market value of $3,300,002.	3,000,000	3,000,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $5,340,825; collateralized by various Common Stock with an aggregate market value of $5,830,000.	5,300,000	5,300,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $201,585; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $214,271.	200,000	200,000
Societe Generale
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $718,595; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $778,541.	700,000	700,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $410,486; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $444,881.	400,000	400,000

		15,277,509

Total Securities Lending Reinvestments (Cost $58,777,509)		58,786,838

Total Purchased Options—0.0% (p) (Cost $3,494,725)		995,343

Total Investments—109.8% (Cost $3,854,347,743)		3,881,211,248
Unfunded Loan Commitments—(0.1)% (Cost $(4,141,062))		(4,114,114)
Net Investments —109.7% (Cost $3,850,206,681)		3,877,097,134
Other assets and liabilities (net)—(9.7)%		(341,536,027)

Net Assets—100.0%		$3,535,561,107

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2019, the market value of securities pledged was $5,584,407.
(e)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $55,833,802 and the collateral received consisted of cash in the amount of $58,777,518. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2019, the market value of restricted securities was $40,659,764, which is 1.2% of net assets. See details shown in the Restricted Securities table that follows.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(j)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, these securities represent 0.4% of net assets.
(k)	Principal only security.
(l)	Principal amount of security is adjusted for inflation.

BHFTII-34

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

(m)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(n)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(o)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(p)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $618,423,559, which is 17.5% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Ari Investments LLC, 4.480%, 01/06/25	12/14/17	$1,004,277	$1,004,277	$1,004,277
Banco Espirito Santo S.A., 4.000%, 01/21/19	12/12/14	200,000	248,508	62,818
Caliber Home Loans, Inc., 5.619%, 04/24/21	06/27/18 - 12/13/18	5,350,000	5,350,000	5,336,625
Chimera Special Holding LLC, 4.482%, 10/04/19	02/15/18	9,935,048	9,935,048	9,935,048
Goldman Sachs Lending Partners, LLC, 4.365%, 08/26/20	07/30/18	1,469,782	1,469,782	1,466,107
Goldman Sachs Lending Partners, LLC, 4.448%, 08/26/20	07/30/18	3,532,320	3,532,319	3,523,489
LSTAR Securities Financing Vehicle, 4.489%, 04/01/21	04/10/18	11,052,293	11,026,255	11,013,610
Roundpoint Mortgage Servicing Corp., 5.864%, 08/08/20	08/27/18	8,397,567	8,397,567	8,317,790

				$40,659,764

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	2.000%	TBA	$(5,577,000)	$(5,366,120)	$(5,434,561)
Fannie Mae 15 Yr. Pool	2.500%	TBA	(2,881,200)	(2,852,155)	(2,864,336)
Fannie Mae 15 Yr. Pool	3.000%	TBA	(136,000)	(137,201)	(137,240)
Fannie Mae 15 Yr. Pool	3.500%	TBA	(5,209,000)	(5,303,415)	(5,328,660)
Fannie Mae 15 Yr. Pool	4.000%	TBA	(6,820,000)	(7,002,222)	(7,025,412)
Fannie Mae 30 Yr. Pool	3.500%	TBA	(77,763,494)	(78,190,368)	(78,841,855)
Fannie Mae 30 Yr. Pool	4.000%	TBA	(142,037,000)	(145,275,445)	(146,109,466)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(56,885,000)	(59,307,622)	(59,270,115)
Fannie Mae 30 Yr. Pool	5.000%	TBA	(2,308,000)	(2,437,194)	(2,437,239)
Fannie Mae 30 Yr. Pool	5.000%	TBA	(4,935,000)	(5,175,581)	(5,217,895)
Fannie Mae 30 Yr. Pool	5.500%	TBA	(1,670,000)	(1,768,895)	(1,782,804)
Fannie Mae 30 Yr. Pool	6.000%	TBA	(2,002,000)	(2,154,340)	(2,159,250)
Freddie Mac 30 Yr. Gold Pool	3.500%	TBA	(16,517,000)	(16,752,936)	(16,755,722)
Ginnie Mae I 30 Yr. Pool	4.500%	TBA	(3,100,000)	(3,215,766)	(3,225,983)

Totals				$(334,939,260)	$(336,590,538)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ARS	8,671,500	BNP	04/22/19	USD	205,000	$(10,010)
ARS	14,396,250	CBNA	04/25/19	USD	349,000	(26,551)
ARS	13,051,000	BNP	05/30/19	USD	310,000	(30,578)
ARS	23,357,100	BNP	05/30/19	USD	565,000	(64,924)
ARS	21,358,800	DBAG	05/30/19	USD	510,000	(52,707)
ARS	8,088,075	BNP	06/18/19	USD	174,500	(5,781)
ARS	12,347,500	BNP	06/19/19	USD	275,000	(17,785)
ARS	18,615,000	BNP	06/19/19	USD	425,000	(37,224)

BHFTII-35

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	525,000	HSBC	06/19/19	USD	370,330	$2,986
AUD	3,068,000	HSBC	06/19/19	USD	2,182,468	(879)
AUD	504,000	MSIP	06/19/19	USD	357,007	1,377
BRL	3,347,172	BNP	04/02/19	USD	858,976	(4,092)
BRL	4,102,167	BNP	04/02/19	USD	1,052,729	(5,014)
BRL	4,998,700	BNP	04/02/19	USD	1,295,000	(18,307)
BRL	10,133,813	BNP	04/02/19	USD	2,600,614	(12,388)
BRL	2,112,254	GSI	04/02/19	USD	542,062	(2,582)
BRL	2,644,530	GSI	04/02/19	USD	700,000	(24,574)
BRL	2,724,828	GSI	04/02/19	USD	699,266	(3,331)
BRL	7,848,381	GSI	04/02/19	USD	2,014,110	(9,594)
BRL	5,136,460	HSBC	04/02/19	USD	1,330,000	(18,122)
BRL	8,199,116	JPMC	04/02/19	USD	2,104,118	(10,023)
BRL	2,089,342	UBSA	04/02/19	USD	536,182	(2,554)
BRL	4,310,628	UBSA	04/02/19	USD	1,117,920	(16,964)
BRL	7,242,574	UBSA	04/02/19	USD	1,937,600	(87,810)
BRL	15,780,656	UBSA	04/02/19	USD	4,221,786	(191,327)
BRL	1,949,172	BNP	05/03/19	USD	498,000	(1,163)
BRL	4,110,190	BNP	05/03/19	USD	1,062,600	(14,927)
BRL	10,153,631	BNP	05/03/19	USD	2,625,000	(36,874)
BRL	2,651,182	GSI	05/03/19	USD	701,000	(25,223)
BRL	2,767,167	GSI	05/03/19	USD	706,000	(659)
BRL	40,051,354	JPMC	06/19/19	USD	10,420,000	(248,642)
CAD	1,643,090	DBAG	04/17/19	USD	1,226,000	4,043
CLP	702,922,500	DBAG	04/10/19	USD	1,050,000	(17,041)
CLP	1,166,090,800	JPMC	04/10/19	USD	1,748,000	(34,406)
CLP	479,585,800	BNP	04/17/19	USD	706,000	(1,233)
CLP	464,275,000	CBNA	04/17/19	USD	700,000	(17,732)
COP	2,171,094,000	CBNA	04/05/19	USD	699,000	(18,107)
COP	2,225,912,818	BNP	04/17/19	USD	697,784	(213)
COP	2,802,795,000	BNP	04/17/19	USD	885,000	(6,642)
COP	1,527,430,930	CBNA	05/30/19	USD	485,279	(7,663)
COP	12,533,259,070	CBNA	05/30/19	USD	3,968,733	(49,679)
EUR	2,106,000	MSIP	06/19/19	USD	2,411,791	(33,815)
IDR	5,934,363,236	BNP	04/15/19	USD	414,353	1,706
IDR	9,533,203,636	BNP	04/15/19	USD	665,912	2,462
IDR	9,542,304,307	DBAG	04/15/19	USD	666,734	2,278
IDR	25,103,355,000	BOA	06/19/19	USD	1,744,500	853
IDR	24,981,240,000	JPMC	06/19/19	USD	1,744,500	(7,637)
JPY	158,783,639	CBNA	06/19/19	USD	1,435,000	6,386
JPY	159,226,170	MSIP	06/19/19	USD	1,439,000	6,403
KRW	768,085,860	JPMC	04/05/19	USD	678,000	(1,273)
KRW	1,145,931,729	GSI	04/17/19	USD	1,016,000	(6,014)
KRW	434,357,000	MSIP	04/17/19	USD	385,000	(2,172)
MXN	34,086,241	CBNA	04/10/19	USD	1,747,000	6,842
MXN	13,081,395	CBNA	04/15/19	USD	675,500	(2,965)
MXN	50,646,258	HSBC	04/15/19	USD	2,616,688	(12,886)
MXN	13,736,800	CBNA	04/17/19	USD	700,000	6,002
MXN	17,093,643	CBNA	04/17/19	USD	884,000	(5,473)
MXN	23,833,968	CBNA	04/17/19	USD	1,225,000	(54)
MXN	13,596,900	HSBC	04/17/19	USD	698,000	812
MXN	16,928,538	HSBC	04/17/19	USD	875,000	(4,959)
MXN	22,679,026	BBP	05/30/19	USD	1,161,606	(4,043)
MXN	37,998,215	BBP	05/30/19	USD	1,930,157	9,313
MXN	68,467,880	CBNA	06/19/19	USD	3,530,000	(46,252)
NZD	4,236,000	CBNA	06/19/19	USD	2,880,671	8,338
TRY	8,578,603	BNP	04/10/19	USD	1,557,000	(43,865)

BHFTII-36

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TRY	4,003,585	BNP	04/17/19	USD	703,000	$(1,068)
TRY	1,179,775	CBNA	04/17/19	USD	205,000	1,845
TRY	2,324,700	JPMC	04/17/19	USD	405,000	2,580
TRY	2,873,041	JPMC	06/19/19	USD	536,503	(56,384)
ZAR	7,143,380	BNP	04/17/19	USD	494,527	(343)
ZAR	50,288,990	BNP	04/17/19	USD	3,492,000	(12,974)
ZAR	19,029,938	BBP	04/17/19	USD	1,312,500	4,004
ZAR	3,285,223	CBNA	04/17/19	USD	228,000	(726)
ZAR	15,199,122	CBNA	04/17/19	USD	1,058,000	(6,515)
ZAR	19,030,988	GSI	04/17/19	USD	1,312,500	4,077
ZAR	8,035,363	MSIP	04/17/19	USD	556,473	(581)
ZAR	12,987,045	BNP	05/14/19	USD	904,000	(8,423)
ZAR	38,001,093	BOA	05/30/19	USD	2,646,592	(31,048)

Contracts to Deliver
ARS	11,431,200	BNP	04/17/19	USD	264,000	5,258
ARS	8,532,100	BNP	04/22/19	USD	205,000	13,145
ARS	16,646,000	DBAG	04/25/19	USD	410,000	37,160
ARS	17,023,200	BNP	05/31/19	USD	410,000	45,993
AUD	1,228,000	GSI	04/17/19	USD	876,328	4,119
AUD	3,593,000	DBAG	06/19/19	USD	2,550,067	(4,837)
AUD	504,000	GSI	06/19/19	USD	355,954	(2,429)
BRL	10,133,813	BNP	04/02/19	USD	2,625,000	36,774
BRL	4,998,700	BNP	04/02/19	USD	1,282,803	6,110
BRL	4,102,167	BNP	04/02/19	USD	1,062,600	14,886
BRL	3,347,172	BNP	04/02/19	USD	872,000	17,115
BRL	7,848,381	GSI	04/02/19	USD	2,091,786	87,270
BRL	2,724,828	GSI	04/02/19	USD	703,000	7,065
BRL	2,644,530	GSI	04/02/19	USD	678,659	3,233
BRL	2,112,254	GSI	04/02/19	USD	558,960	19,480
BRL	5,136,460	HSBC	04/02/19	USD	1,318,156	6,279
BRL	8,199,116	JPMC	04/02/19	USD	2,130,000	35,905
BRL	15,780,656	UBSA	04/02/19	USD	4,049,749	19,290
BRL	7,242,574	UBSA	04/02/19	USD	1,858,643	8,853
BRL	4,310,628	UBSA	04/02/19	USD	1,106,225	5,269
BRL	2,089,342	UBSA	04/02/19	USD	558,960	25,332
BRL	1,870,745	CBNA	05/03/19	USD	490,700	13,854
BRL	2,785,554	GSI	05/03/19	USD	697,784	(12,244)
BRL	4,319,074	UBSA	05/03/19	USD	1,117,920	17,003
CAD	1,630,347	MSIP	04/17/19	USD	1,226,000	5,496
CLP	574,460,190	BNP	04/10/19	USD	873,000	28,819
CLP	585,025,000	JPMC	04/10/19	USD	875,000	15,294
CLP	479,244,878	BNP	04/17/19	USD	705,602	1,336
CLP	473,751,700	BNP	04/17/19	USD	703,000	6,806
COP	2,181,579,000	CBNA	04/05/19	USD	699,000	14,819
COP	2,207,837,421	MSIP	04/17/19	USD	697,784	5,878
COP	14,060,690,000	CSI	05/30/19	USD	4,492,233	95,563
EUR	489,471	GSI	05/29/19	USD	557,824	6,126
EUR	2,106,000	BNP	06/19/19	USD	2,382,730	4,754
IDR	12,685,701,069	BOA	04/17/19	USD	876,569	(12,599)
IDR	12,376,930,101	BOA	04/17/19	USD	863,467	(4,058)
IDR	12,667,632,816	CBNA	04/17/19	USD	876,653	(11,248)
IDR	52,860,218,482	BOA	05/29/19	USD	3,715,486	32,220
IDR	31,991,482,407	CBNA	05/29/19	USD	2,254,032	24,887
IDR	14,659,922,573	UBSA	05/29/19	USD	1,024,954	3,460
JPY	314,131,505	SCB	06/19/19	USD	2,874,000	22,417

BHFTII-37

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
KRW	762,343,200	JPMC	04/05/19	USD	678,000	$6,333
MXN	34,067,723	HSBC	04/10/19	USD	1,747,000	(5,889)
MXN	15,732,449	MSIP	04/15/19	USD	810,600	1,770
MXN	25,978,100	BBP	04/17/19	USD	1,350,314	15,171
MXN	13,760,370	CBNA	04/17/19	USD	697,784	(9,430)
MXN	20,251,464	GSI	04/17/19	USD	1,058,402	17,579
MXN	11,455,287	GSI	04/17/19	USD	586,900	(1,844)
MXN	18,338,527	SSBT	04/17/19	USD	939,900	(2,608)
MXN	108,467,989	BBP	05/30/19	USD	5,567,229	30,904
MXN	68,940,900	GSI	06/19/19	USD	3,530,000	22,184
NZD	4,236,000	GSI	06/19/19	USD	2,887,846	(1,162)
TRY	8,630,397	CBNA	04/10/19	USD	1,557,000	34,729
TRY	8,057,394	BNP	04/17/19	USD	1,405,000	(7,670)
TRY	3,980,386	CBNA	04/17/19	USD	703,000	5,135
TRY	2,455,900	BNP	05/28/19	USD	410,000	(7,009)
TRY	1,237,175	CBNA	06/17/19	USD	205,000	(2,043)
TRY	2,438,100	JPMC	06/17/19	USD	405,000	(3,020)
TRY	2,873,041	GSI	06/19/19	USD	536,503	56,384
ZAR	15,571,215	BNP	04/17/19	USD	1,061,000	(16,227)
ZAR	10,191,797	BNP	04/17/19	USD	703,000	(2,075)
ZAR	7,637,617	BNP	04/17/19	USD	525,500	(2,876)
ZAR	3,311,387	JPMC	04/17/19	USD	228,000	(1,084)
ZAR	2,971,381	BOA	05/14/19	USD	204,000	(904)
ZAR	10,074,750	CBNA	05/14/19	USD	700,000	5,253
ZAR	79,470,000	DBAG	05/30/19	USD	5,709,134	239,362

Cross Currency Contracts to Buy
CAD	7,185,000	BNP	06/19/19	NOK	45,996,933	38,006
CAD	685,092	CBNA	06/19/19	NZD	740,000	8,963
EUR	7,060,000	BNP	06/19/19	MXN	154,262,412	122,650
JPY	69,819,381	JPMC	06/19/19	SEK	5,748,000	11,936
JPY	45,612,356	MSIP	06/19/19	SEK	3,755,000	7,810
JPY	291,774,479	MSIP	06/19/19	CAD	3,530,000	1,987
JPY	7,236,910	CBNA	06/19/19	NZD	95,000	903
MXN	5,476,375	JPMC	06/19/19	EUR	250,000	(3,640)
MXN	37,561,930	JPMC	06/19/19	EUR	1,715,000	(25,274)
MXN	111,608,523	JPMC	06/19/19	EUR	5,095,000	(74,177)
NOK	46,149,607	TDB	06/19/19	CAD	7,185,000	(20,251)
NZD	95,000	BOA	06/19/19	JPY	7,148,588	(101)
NZD	740,000	GSI	06/19/19	CAD	684,181	(8,280)
SEK	9,503,000	CBNA	06/19/19	JPY	114,512,100	(11,398)

Net Unrealized Depreciation						$(280,538)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	12/16/19	1,420	USD	346,373,500	$724,215
U.S. Treasury Note 2 Year Futures	06/28/19	2,111	USD	449,840,906	1,814,663
U.S. Treasury Note 5 Year Futures	06/28/19	2,371	USD	274,628,484	1,899,341
U.S. Treasury Note Ultra 10 Year Futures	06/19/19	122	USD	16,199,313	389,949
U.S. Treasury Ultra Long Bond Futures	06/19/19	972	USD	163,296,000	6,009,394

BHFTII-38

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	12/14/20	(1,420)	USD	(347,385,250)	$(1,117,487)
Euro-Bund Futures	06/06/19	(2)	EUR	(332,680)	(6,172)
U.S. Treasury Long Bond Futures	06/19/19	(49)	USD	(7,333,156)	(127,754)
U.S. Treasury Note 10 Year Futures	06/19/19	(1,053)	USD	(130,802,344)	(1,181,391)

Net Unrealized Appreciation					$8,404,758

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Call/USD Put	AUD	0.715	BOA	04/04/19	1,478,000	AUD	1,478,000	$5,180	$1,278	$(3,902)
AUD Call/USD Put	AUD	0.715	MSIP	05/16/19	1,973,000	AUD	1,973,000	13,480	10,922	(2,559)
EUR Call/USD Put	EUR	1.150	BNP	05/17/19	1,080,000	EUR	1,080,000	6,379	2,063	(4,316)
GBP Call/USD Put	GBP	1.345	BOA	05/17/19	1,320,000	GBP	1,320,000	18,658	9,354	(9,304)
GBP Put/USD Call	GBP	1.250	CBNA	04/01/19	28,406,000	GBP	28,406,000	22,677	37	(22,640)
GBP Put/USD Call	GBP	1.250	BBP	07/15/19	28,406,000	GBP	28,406,000	579,970	352,030	(227,940)
USD Call/CLP Put	CLP	660.000	JPMC	04/04/19	1,340,000	USD	1,340,000	15,343	40,906	25,564
USD Call/KRW Put	KRW	1,140.000	MSIP	05/20/19	1,401,000	USD	1,401,000	7,972	10,536	2,564
USD Call/TRY Put	TRY	6.150	BNP	04/25/19	2,166,000	USD	2,166,000	26,620	41,028	14,408
USD Put/BRL Call	BRL	3.910	DBAG	04/29/19	1,237,000	USD	1,237,000	20,537	19,842	(695)
USD Put/BRL Call	BRL	3.780	BOA	05/10/19	1,222,000	USD	1,222,000	18,295	6,810	(11,484)
USD Put/BRL Call	BRL	3.790	MSIP	05/20/19	1,223,000	USD	1,223,000	22,197	8,910	(13,288)
USD Put/JPY Call	JPY	112.000	DBAG	04/03/19	25,202,000	USD	25,202,000	595,523	273,744	(321,779)
USD Call/JPY Put	JPY	112.000	DBAG	04/03/19	25,202,000	USD	25,202,000	640,383	3,024	(637,359)
USD Put/KRW Call	KRW	1,105.000	MSIP	04/04/19	1,440,000	USD	1,440,000	14,823	2	(14,822)
USD Put/MXN Call	MXN	19.300	MSIP	05/10/19	1,351,000	USD	1,351,000	13,171	11,346	(1,825)
USD Put/ZAR Call	ZAR	13.600	JPMC	04/04/19	2,695,000	USD	2,695,000	5,740	40	(5,700)
USD Put/ZAR Call	ZAR	13.600	CBNA	04/10/19	1,808,000	USD	1,808,000	37,805	320	(37,485)
USD Put/ZAR Call	ZAR	13.400	JPMC	05/03/19	2,695,000	USD	2,695,000	9,513	2,288	(7,225)
USD Put/ZAR Call	ZAR	13.750	DBAG	05/09/19	4,291,000	USD	4,291,000	27,248	18,709	(8,539)
USD Put/ZAR Call	ZAR	14.150	CBNA	05/10/19	1,356,000	USD	1,356,000	25,316	16,402	(8,914)
USD Put/TRY Call	TRY	6.500	CBNA	05/17/19	90,000	USD	90,000	22,500	16,243	(6,257)
USD Call/TRY Put	TRY	5.350	BNP	04/26/19	25,000	USD	25,000	5,250	4,261	(989)
USD Put/ZAR Call	ZAR	14.400	BNP	04/26/19	1,061,000	USD	1,061,000	12,708	15,778	3,071

Totals								$2,167,288	$865,873	$(1,301,415)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Put - OTC - 10 Yr. IRS	3.770%	CBNA	3M LIBOR	Receive	04/24/19	11,125,000	USD	11,125,000	$37,130	$1	$(37,129)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Put - U.S. Treasury Note 10 Year Futures	USD	122.500	04/26/19	2,082	USD	2,082,000	$746,882	$97,594	$(649,288)
Put - U.S. Treasury Note 10 Year Futures	USD	122.000	04/26/19	1,020	USD	1,020,000	543,425	31,875	(511,550)

Totals							$1,290,307	$129,469	$(1,160,838)

BHFTII-39

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Put/USD Call	AUD	0.700	MSIP	04/17/19	(987,000)	AUD	(987,000)	$(2,314)	$(1,430)	$884
BRL Call/USD Put	BRL	3.840	DBAG	04/29/19	(1,767,000)	USD	(1,767,000)	(15,198)	(14,419)	779
BRL Call/USD Put	BRL	3.690	MSIP	05/20/19	(1,223,000)	USD	(1,223,000)	(9,784)	(3,048)	6,736
GBP Put/USD Call	GBP	1.250	BBP	04/01/19	(28,406,000)	GBP	(28,406,000)	(224,535)	(37)	224,498
GBP Put/USD Call	GBP	1.250	CBNA	07/15/19	(28,406,000)	GBP	(28,406,000)	(223,561)	(352,030)	(128,469)
USD Call/TRY Put	TRY	6.600	BNP	04/25/19	(3,033,000)	USD	(3,033,000)	(13,822)	(29,135)	(15,313)
TRY Put/USD Call	TRY	5.100	BNP	04/26/19	(25,000)	USD	(25,000)	(2,000)	(1,607)	393
USD Call/BRL Put	BRL	3.785	MSIP	04/04/19	(1,222,000)	USD	(1,222,000)	(12,403)	(39,924)	(27,521)
USD Call/BRL Put	BRL	4.000	BOA	05/10/19	(1,222,000)	USD	(1,222,000)	(9,081)	(14,846)	(5,765)
USD Call/CLP Put	CLP	678.000	JPMC	04/04/19	(2,009,000)	USD	(2,009,000)	(9,198)	(12,954)	(3,756)
GBP Call/USD Put	GBP	1.350	BOA	04/17/19	(1,056,000)	GBP	(1,056,000)	(8,013)	(3,117)	4,896
USD Call/JPY Put	JPY	112.000	MSIP	04/03/19	(25,202,000)	USD	(25,202,000)	(455,148)	(3,024)	452,124
USD Call/MXN Put	MXN	19.750	MSIP	05/10/19	(925,100)	USD	(925,100)	(8,748)	(9,693)	(945)
USD Call/ZAR Put	ZAR	14.900	JPMC	04/04/19	(536,500)	USD	(536,500)	(2,908)	(975)	1,933
USD Call/ZAR Put	ZAR	14.900	DBAG	04/09/19	(538,000)	USD	(538,000)	(5,513)	(1,859)	3,654
USD Call/ZAR Put	ZAR	14.650	CBNA	05/10/19	(904,000)	USD	(904,000)	(18,384)	(18,497)	(113)
USD Call/ZAR Put	ZAR	14.700	CBNA	05/16/19	(904,000)	USD	(904,000)	(21,981)	(18,735)	3,246
USD Put/BRL Call	BRL	3.700	MSIP	04/04/19	(1,222,000)	USD	(1,222,000)	(11,572)	(26)	11,546
USD Put/BRL Call	BRL	3.650	BOA	05/10/19	(1,222,000)	USD	(1,222,000)	(5,359)	(1,365)	3,994
USD Put/JPY Call	JPY	112.000	MSIP	04/03/19	(25,202,000)	USD	(25,202,000)	(457,920)	(273,744)	184,176
USD Put/KRW Call	KRW	1,090.000	MSIP	04/04/19	(2,160,000)	USD	(2,160,000)	(9,452)	(2)	9,450
USD Put/ZAR Call	ZAR	13.150	CBNA	04/10/19	(1,356,000)	USD	(1,356,000)	(10,633)	(7)	10,626
USD Put/ZAR Call	ZAR	13.300	DBAG	05/09/19	(4,291,000)	USD	(4,291,000)	(7,063)	(5,008)	2,055
USD Put/ZAR Call	ZAR	13.700	CBNA	05/10/19	(904,000)	USD	(904,000)	(6,887)	(3,595)	3,292

Totals								$(1,551,477)	$(809,077)	$742,400

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	12M HICP	Maturity	1.114%	Maturity	03/15/24	EUR	56,410,000	$386,061	$2,296	$383,765
Pay	12M UKRPI	Maturity	3.443%	Maturity	03/15/24	GBP	11,737,500	(35,749)	555	(36,304)
Pay	12M UKRPI	Maturity	3.488%	Maturity	03/15/29	GBP	38,812,000	(172,605)	2,095	(174,700)
Pay	28-Day TIIE	Monthly	8.125%	Monthly	02/02/24	MXN	45,812,597	31,701	42	31,659
Pay	28-Day TIIE	Monthly	8.135%	Monthly	02/05/24	MXN	32,923,797	23,516	30	23,486
Pay	28-Day TIIE	Monthly	8.390%	Monthly	01/18/24	MXN	87,301,243	108,858	79	108,779
Pay	28-Day TIIE	Monthly	6.320%	Monthly	07/17/25	MXN	40,086,000	(162,093)	—	(162,093)
Pay	28-Day TIIE	Monthly	8.206%	Monthly	10/07/20	MXN	188,281,000	9,172	128	9,044
Pay	3M CDOR	Semi-Annually	1.811%	Quarterly	03/22/22	CAD	246,865,000	(20,801)	3,151	(23,952)
Pay	3M LIBOR	Quarterly	2.131%	Semi-Annually	08/25/25	USD	1,285,000	(15,049)	—	(15,049)
Pay	3M LIBOR	Semi-Annually	2.390%	Quarterly	04/02/21	USD	12,490,000	208	209	(1)
Pay	3M LIBOR	Semi-Annually	2.447%	Quarterly	03/26/29	USD	1,570,000	2,215	32	2,183
Pay	3M LIBOR	Semi-Annually	2.640%	Quarterly	03/19/29	USD	3,260,000	61,042	66	60,976
Pay	3M LIBOR	Semi-Annually	2.690%	Quarterly	01/08/29	USD	7,254,000	168,017	144	167,873
Pay	3M LIBOR	Semi-Annually	2.690%	Quarterly	02/26/29	USD	3,059,000	70,447	62	70,385
Pay	3M LIBOR	Quarterly	3.348%	Semi-Annually	04/26/29	USD	1,802,000	147,872	36	147,836
Pay	6M LIBOR	Semi-Annually	1.248%	Quarterly	03/22/22	GBP	138,205,000	365,914	3,116	362,798
Receive	12M HICP	Maturity	1.301%	Maturity	03/15/29	EUR	56,410,000	(883,114)	2,606	(885,720)
Receive	12M UKRPI	Maturity	3.410%	Maturity	03/15/24	GBP	38,812,000	208,598	1,846	206,752
Receive	28-Day TIIE	Monthly	7.105%	Monthly	10/14/22	MXN	48,327,742	56,337	46	56,291
Receive	28-Day TIIE	Monthly	7.110%	Monthly	10/14/22	MXN	36,666,258	42,446	35	42,411
Receive	3M LIBOR	Semi-Annually	2.272%	Quarterly	09/11/25	USD	955,000	3,170	—	3,170
Receive	3M LIBOR	Quarterly	2.327%	Semi-Annually	03/29/21	USD	9,700,000	12,734	161	12,573

BHFTII-40

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Receive	3M LIBOR	Quarterly	2.350%	Semi-Annually	04/01/21	USD	4,874,000	$3,944	$81	$3,863
Receive	3M LIBOR	Quarterly	2.425%	Semi-Annually	04/02/29	USD	1,577,000	32	32	—
Receive	3M LIBOR	Quarterly	2.559%	Semi-Annually	03/22/29	USD	1,750,220	(20,082)	35	(20,117)
Receive	3M LIBOR	Semi-Annually	2.716%	Quarterly	01/08/29	USD	4,072,000	(103,617)	81	(103,698)
Receive	3M LIBOR	Semi-Annually	2.764%	Quarterly	01/31/29	USD	634,000	(18,762)	13	(18,775)
Receive	3M LIBOR	Semi-Annually	2.808%	Quarterly	01/29/29	USD	587,000	(19,703)	12	(19,715)
Receive	3M LIBOR	Semi-Annually	2.855%	Quarterly	12/24/28	USD	712,000	(26,847)	14	(26,861)
Receive	3M LIBOR	Semi-Annually	2.915%	Quarterly	08/23/26	USD	110,000	(4,211)	2	(4,213)
Receive	3M LIBOR	Semi-Annually	2.932%	Quarterly	06/12/29	USD	2,887,000	(128,856)	58	(128,914)
Receive	3M LIBOR	Semi-Annually	3.156%	Quarterly	10/03/28	USD	1,279,000	(80,965)	25	(80,990)
Receive	3M LIBOR	Semi-Annually	3.232%	Quarterly	04/26/29	USD	621,000	(44,508)	12	(44,520)
Receive	3M LIBOR	Semi-Annually	3.264%	Quarterly	04/26/29	USD	2,560,000	(190,816)	51	(190,867)
Receive	6M LIBOR	Quarterly	0.992%	Semi-Annually	03/20/20	GBP	132,610,000	(79,312)	2,821	(82,133)

Totals								$(304,806)	$19,972	$(324,778)

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	1-Day CDI	Maturity	8.270%	Maturity	01/02/23	JPMC	BRL	16,183,229	$19,457	$—	$19,457
Pay	1-Day CDI	Maturity	8.345%	Maturity	01/02/23	GSI	BRL	15,421,459	26,416	—	26,416
Pay	1-Day CDI	Maturity	8.490%	Maturity	01/02/25	CBNA	BRL	25,475,776	(606)	—	(606)
Pay	1-Day CDI	Maturity	8.531%	Maturity	01/02/23	CBNA	BRL	29,110,000	111,516	—	111,516
Pay	1-Day CDI	Maturity	8.557%	Maturity	01/02/25	BNP	BRL	12,505,000	4,595	—	4,595
Pay	28-Day TIIE	Monthly	6.270%	Monthly	12/05/25	BOA	MXN	2,209,451	(9,881)	—	(9,881)
Pay	28-Day TIIE	Monthly	6.325%	Monthly	07/17/25	CBNA	MXN	19,973,500	(81,205)	—	(81,205)
Receive	28-Day TIIE	Monthly	6.307%	Monthly	08/11/25	DBAG	MXN	74,533,884	309,886	—	309,886
Receive	28-Day TIIE	Monthly	6.310%	Monthly	08/11/25	BOA	MXN	20,079,000	83,332	—	83,332
Receive	28-Day TIIE	Monthly	6.310%	Monthly	08/11/25	BOA	MXN	20,079,000	83,332	—	83,332

Totals									$546,842	$—	$546,842

OTC Credit Default Swaps on Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	06/20/24	BNP	1.751%	USD	5,190,000	$185,534	$174,971	$10,563
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	06/20/24	BNP	1.751%	USD	1,620,000	57,913	53,422	4,491
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	06/20/24	CBNA	1.751%	USD	11,311,193	404,357	355,122	49,235
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	06/20/24	CBNA	1.751%	USD	5,473,000	195,651	186,704	8,947
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	06/20/24	CBNA	1.751%	USD	1,443,000	51,585	49,226	2,359
Mexico Government International Bond 7.500%, due 04/08/33	(1.000%)	Quarterly	06/20/20	JPMC	0.443%	USD	3,824,276	(25,975)	33,406	(59,381)
Mexico Government International Bond 7.500%, due 04/08/33	(1.000%)	Quarterly	09/20/20	BOA	0.497%	USD	3,824,276	(28,158)	50,241	(78,399)
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	06/20/24	CBNA	1.202%	USD	4,425,306	43,241	77,769	(34,528)

BHFTII-41

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

OTC Credit Default Swaps on Sovereign Issues—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	06/20/24	CBNA	1.202%	USD	1,196,970	$11,696	$21,035	$(9,339)
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	06/20/24	HSBC	1.202%	USD	7,109,620	69,470	128,712	(59,242)
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	06/20/24	HSBC	1.202%	USD	1,923,030	18,791	34,814	(16,023)
Philippines Government International Bond 10.625%, due 03/16/25	(1.000%)	Quarterly	06/20/24	CBNA	0.603%	USD	5,396,000	(105,038)	(85,891)	(19,147)
Republic of Colombia 10.375%, due 01/28/33	(1.000%)	Quarterly	06/20/24	CBNA	1.083%	USD	6,796,713	27,278	66,584	(39,306)
Republic of South Africa Government International Bond 5.500%, due 03/09/20	(1.000%)	Quarterly	06/20/24	GSI	1.984%	USD	8,277,000	385,055	367,794	17,261
Turkey Government International Bond 11.850%, due 01/15/30	(1.000%)	Quarterly	06/20/24	BNP	4.243%	USD	1,490,000	210,265	148,882	61,383
Turkey Government International Bond 11.280%, due 01/15/30	(1.000%)	Quarterly	06/20/24	DBAG	4.243%	USD	1,785,000	251,895	177,205	74,690
Turkey Government International Bond 11.850%, due 01/15/30	(1.000%)	Quarterly	06/20/24	GSI	4.243%	USD	938,015	132,371	94,648	37,723
Turkey Government International Bond 11.280%, due 01/15/30	(1.000%)	Quarterly	06/20/24	GSI	4.243%	USD	257,492	36,337	26,115	10,222
Turkey Government International Bond 11.280%, due 01/15/30	(1.000%)	Quarterly	06/20/24	MSIP	4.243%	USD	1,706,800	240,860	172,007	68,853

Totals								$2,163,128	$2,132,766	$30,362

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Appreciation
Mexico Government International Bond 7.500%, due 04/08/33	1.000%	Quarterly	06/20/20	BOA	0.443%	USD	3,824,276	$25,975	$(38,756)	$64,731
Mexico Government International Bond 7.500%, due 04/08/33	1.000%	Quarterly	09/20/20	JPMC	0.497%	USD	3,824,276	28,158	(43,741)	71,899

Totals								$54,133	$(82,497)	$136,630

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.000%	USD	1,670,000	$(12,356)	$242	$(12,598)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.000%	USD	2,340,000	(17,313)	(883)	(16,430)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.000%	USD	2,680,000	(19,828)	745	(20,573)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	CSI	0.000%	USD	1,610,000	(13,985)	19,805	(33,790)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	DBAG	0.000%	USD	1,280,000	(11,119)	15,972	(27,091)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.000%	USD	900,000	(7,818)	11,071	(18,889)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.000%	USD	1,090,000	(9,468)	13,409	(22,877)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.000%	USD	1,960,000	(17,026)	26,423	(43,449)
CMBX.NA.BBB-.V6	(3.000%)	Monthly	05/11/63	JPMC	0.000%	USD	340,000	43,171	34,298	8,873
CMBX.NA.BBB-.V9	(3.000%)	Monthly	09/17/58	MSIP	0.000%	USD	105,000	6,323	6,078	245

Totals								$(59,419)	$127,160	$(186,579)

BHFTII-42

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	0.000%	USD	660,000	$(2,035)	$(30,601)	$28,566
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	0.000%	USD	1,310,000	(4,039)	(59,736)	55,697
CMBX.NA.A.V8	2.000%	Monthly	10/17/57	GSI	0.000%	USD	559,000	582	(32,019)	32,601
CMBX.NA.AAA.V7	0.500%	Quarterly	01/17/47	CSI	0.000%	USD	5,000,000	45,413	(156,398)	201,811
CMBX.NA.AM.V4	0.500%	Quarterly	02/17/51	DBAG	0.000%	USD	2,370,000	(11,850)	(359,977)	348,127
CMBX.NA.BBB-.V10	3.000%	Monthly	11/17/59	JPMC	0.000%	USD	40,000	(2,134)	(3,575)	1,441
CMBX.NA.BBB-.V6	3.000%	Monthly	05/11/63	CSI	0.000%	USD	340,000	(43,171)	(28,925)	(14,246)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	DBAG	0.000%	USD	467,000	(28,120)	(57,312)	29,192
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	JPMC	0.000%	USD	272,000	(16,378)	(24,444)	8,066
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	0.000%	USD	260,000	(15,656)	(15,798)	142

Totals								$(77,388)	$(768,785)	$691,397

Securities in the amount of $285,029 have been received at the custodian bank as collateral for OTC swap contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust
(TDB)—	Toronto Dominion Bank
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index
(CDI)—	Brazil Interbank Deposit Rate
(CDOR)—	Canadian Dollar Offered Rate
(CMBX)—	Commercial Mortgage-Backed Index
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.AM)—	Markit North America Mezzanine AAA Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)—	Eurozone Harmonized Index of Consumer Prices
(ICE)—	Intercontinental Exchange, Inc.
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(UKRPI)—	United Kingdom Retail Price Index

BHFTII-43

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Glossary of Abbreviations—(Continued)

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,554,308,688	$—	$1,554,308,688
Total Corporate Bonds & Notes*	—	1,349,986,576	—	1,349,986,576
Asset-Backed Securities
Asset-Backed - Home Equity	—	32,482,187	—	32,482,187
Asset-Backed - Manufactured Housing	—	16,060,838	—	16,060,838
Asset-Backed - Other	—	305,434,378	0	305,434,378
Asset-Backed - Student Loan	—	15,259,278	—	15,259,278
Total Asset-Backed Securities	—	369,236,681	—	369,236,681
Total Municipals	—	183,368,556	—	183,368,556
Total Mortgage-Backed Securities*	—	169,676,893	—	169,676,893
Total Foreign Government*	—	117,581,883	—	117,581,883
Floating Rate Loans
Commercial Services	—	—	4,989,596	4,989,596
Distribution/Wholesale	—	9,935,048	—	9,935,048
Diversified Financial Services (Less Unfunded Loan Commitments of $4,114,114)	—	14,584,297	5,969,614	20,553,911
Entertainment	—	1,362,039	—	1,362,039
Iron/Steel	—	325,121	—	325,121
Pipelines	—	1,093,132	—	1,093,132
Retail	—	1,146,423	—	1,146,423
Total Floating Rate Loans (Less Unfunded Loan Commitments of $4,114,114)	—	28,446,060	10,959,210	39,405,270
Total Preferred Stocks*	—	2,984,100	—	2,984,100
Total Escrow Shares*	—	—	1	1
Total Short-Term Investment*	—	30,766,305	—	30,766,305
Total Securities Lending Reinvestments*	—	58,786,838	—	58,786,838
Purchased Options
Foreign Currency Options at Value	$—	$865,873	$—	$865,873
Interest Rate Swaptions at Value	—	1	—	1
Options on Exchange-Traded Futures Contracts at Value	129,469	—	—	129,469
Total Purchased Option	129,469	865,874	—	995,343
Total Net Investments (Less Unfunded Loan Commitments of $4,114,114)	$129,469	$3,866,008,454	$10,959,211	$3,877,097,134

Collateral for Securities Loaned (Liability)	$—	$(58,777,518)	$—	$(58,777,518)
TBA Forward Sales Commitments	$—	$(336,590,538)	$—	$(336,590,538)

BHFTII-44

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,396,634	$—	$1,396,634
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,677,172)	—	(1,677,172)
Total Forward Contracts	$—	$(280,538)	$—	$(280,538)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$10,837,562	$—	$—	$10,837,562
Futures Contracts (Unrealized Depreciation)	(2,432,804)	—	—	(2,432,804)
Total Futures Contracts	$8,404,758	$—	$—	$8,404,758
Written Options
Foreign Currency Options at Value	$—	$(809,077)	$—	$(809,077)
Total Written Options	$—	$(809,077)	$—	$(809,077)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,693,844	$—	$1,693,844
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(2,018,622)	—	(2,018,622)
Total Centrally Cleared Swap Contracts	$—	$(324,778)	$—	$(324,778)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$3,110,455	$—	$3,110,455
OTC Swap Contracts at Value (Liabilities)	—	(483,159)	—	(483,159)
Total OTC Swap Contracts	$—	$2,627,296	$—	$2,627,296

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2019 is not presented.

Transfers from Level 3 to Level 2 in the amount of $18,992,477 were due to the resumption of trading activity which resulted in the availability of significant observable inputs.

BHFTII-45

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Boeing Co. (The)	99,816	$38,071,819

Automobiles—0.8%
Tesla, Inc. (a) (b)	47,446	13,278,238

Banks—0.4%
First Republic Bank (b)	66,750	6,705,705

Beverages—2.5%
Constellation Brands, Inc. - Class A (b)	249,016	43,659,975

Biotechnology—1.2%
Vertex Pharmaceuticals, Inc. (a)	115,351	21,218,816

Capital Markets—3.6%
CME Group, Inc.	160,477	26,411,305
S&P Global, Inc.	165,944	34,939,509

		61,350,814

Chemicals—1.6%
Linde plc	14,849	2,612,384
Sherwin-Williams Co. (The)	57,287	24,674,084

		27,286,468

Construction Materials—1.2%
Vulcan Materials Co. (b)	182,397	21,595,805

Electronic Equipment, Instruments & Components—0.6%
Keysight Technologies, Inc. (a)	120,206	10,481,963

Entertainment—4.6%
Electronic Arts, Inc. (a)	259,254	26,347,984
Netflix, Inc. (a) (b)	149,624	53,349,933

		79,697,917

Equity Real Estate Investment Trusts—1.8%
SBA Communications Corp. (a)	151,466	30,241,702

Health Care Equipment & Supplies—7.5%
Align Technology, Inc. (a) (b)	133,423	37,936,162
Becton Dickinson & Co. (b)	116,350	29,056,085
Boston Scientific Corp. (a) (b)	861,183	33,052,204
Intuitive Surgical, Inc. (a) (b)	50,554	28,845,101

		128,889,552

Health Care Providers & Services—4.3%
Centene Corp. (a) (b)	437,125	23,211,337
UnitedHealth Group, Inc.	209,495	51,799,734

		75,011,071

Hotels, Restaurants & Leisure—1.3%
Domino’s Pizza, Inc. (b)	86,155	22,236,605

Industrial Conglomerates—2.4%
Honeywell International, Inc.	106,570	16,936,105

Industrial Conglomerates—(Continued)
Roper Technologies, Inc. (b)	69,329	23,708,438

		40,644,543

Interactive Media & Services—8.4%
Alphabet, Inc. - Class A (a)	46,900	55,196,141
Facebook, Inc. - Class A (a)	121,884	20,316,844
IAC/InterActiveCorp (a)	106,086	22,289,729
Tencent Holdings, Ltd.	1,018,500	46,832,235

		144,634,949

Internet & Direct Marketing Retail—12.5%
Alibaba Group Holding, Ltd. (ADR) (a)	83,610	15,254,644
Amazon.com, Inc. (a)	87,224	155,324,138
Booking Holdings, Inc. (a)	5,494	9,586,536
MercadoLibre, Inc. (a) (b)	70,394	35,741,146

		215,906,464

IT Services—10.7%
MasterCard, Inc. - Class A	300,097	70,657,839
PayPal Holdings, Inc. (a) (b)	303,113	31,475,254
Visa, Inc. - Class A (b)	524,233	81,879,952

		184,013,045

Life Sciences Tools & Services—2.1%
Illumina, Inc. (a) (b)	83,546	25,956,907
IQVIA Holdings, Inc. (a)	72,023	10,360,508

		36,317,415

Machinery—1.1%
Xylem, Inc.	250,567	19,804,816

Pharmaceuticals—1.8%
Novartis AG (ADR)	162,013	15,575,930
Zoetis, Inc.	162,496	16,358,472

		31,934,402

Professional Services—3.4%
CoStar Group, Inc. (a) (b)	97,309	45,386,864
TransUnion (b)	195,103	13,040,684

		58,427,548

Road & Rail—1.7%
Union Pacific Corp.	172,970	28,920,584

Semiconductors & Semiconductor Equipment—3.6%
ASML Holding NV	174,078	32,735,368
NVIDIA Corp.	74,660	13,405,950
Xilinx, Inc.	130,570	16,554,970

		62,696,288

Software—16.5%
Adobe, Inc. (a)	162,719	43,362,986
Autodesk, Inc. (a) (b)	141,742	22,086,239
Intuit, Inc.	172,654	45,133,482

BHFTII-46

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—(Continued)
Microsoft Corp.	666,405	$78,595,806
PTC, Inc. (a) (b)	93,069	8,579,101
Salesforce.com, Inc. (a) (b)	325,093	51,484,978
ServiceNow, Inc. (a) (b)	143,968	35,486,672

		284,729,264

Specialty Retail—0.5%
Burlington Stores, Inc. (a)	56,059	8,783,324

Textiles, Apparel & Luxury Goods—1.1%
NIKE, Inc. - Class B	225,063	18,952,555

Total Common Stocks (Cost $1,221,025,628)		1,715,491,647

Preferred Stock—0.6%

Software—0.6%
Palantir Technologies, Inc. - Series I, (a) (c) (d) (e) (Cost $15,555,193)	2,537,552	10,860,723

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $15,743,197; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $16,059,020.	15,741,623	15,741,623

Total Short-Term Investments (Cost $15,741,623)		15,741,623

Securities Lending Reinvestments (f)—12.7%

Bank Note—0.1%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (g)	2,000,000	2,000,000

Certificates of Deposit—8.9%
ABN AMRO Bank NV Zero Coupon, 07/05/19	9,912,326	9,930,200
Banco Santander S.A. 2.790%, 04/16/19	3,000,000	3,000,513
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (g)	2,000,000	2,001,932
Bank of Nova Scotia
2.860%, SOFR + 0.430%, 05/16/19 (h)	5,000,000	4,999,996
2.967%, 3M LIBOR + 0.170%, 01/09/20 (g)	2,000,000	2,000,112
Barclays Bank plc 2.950%, 08/02/19	8,000,000	8,002,160
BNP Paribas S.A. New York 2.784%, 3M LIBOR + 0.050%, 11/06/19 (g)	2,000,000	2,000,000

Certificates of Deposit—(Continued)
Canadian Imperial Bank of Commerce
2.734%, 1M LIBOR + 0.250%, 10/15/19 (g)	2,000,000	2,001,640
2.752%, 1M LIBOR + 0.270%, 07/19/19 (g)	2,000,000	2,001,222
Chiba Bank, Ltd. 2.620%, 06/05/19	7,000,000	6,999,615
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (g)	2,000,000	2,000,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (g)	1,500,000	1,500,369
Cooperative Rabobank UA 2.933%, 3M LIBOR + 0.150%, 01/08/20 (g)	3,000,000	3,001,329
Credit Agricole S.A. 2.807%, 1M LIBOR + 0.320%, 05/21/19 (g)	3,000,000	3,000,774
Credit Industriel et Commercial 2.887%, 3M LIBOR + 0.090%, 10/15/19 (g)	2,000,000	2,000,726
Credit Suisse AG 2.620%, 04/01/19	6,000,000	6,000,084
HSBC Bank USA, N.A. 2.738%, 3M LIBOR + 0.000%, 08/05/19 (g)	3,000,000	2,999,731
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	3,000,000	3,000,252
KBC Bank NV Zero Coupon, 04/23/19	11,917,758	11,982,960
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 04/16/19	4,965,490	4,993,900
Mizuho Bank, Ltd. Zero Coupon, 05/28/19	4,966,855	4,979,238
Mizuho Bank, Ltd., New York 2.908%, 04/03/19	3,004,780	2,999,738
MUFG Bank Ltd.
2.789%, 1M LIBOR + 0.300%, 05/01/19 (g)	3,000,000	3,000,537
2.800%, 07/16/19	4,000,000	4,002,472
Natixis New York 2.788%, 3M LIBOR + 0.090%, 05/10/19 (g)	1,000,000	1,000,214
Shizuoka Bank, Ltd. 2.600%, 05/07/19	2,000,000	2,000,090
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (g)	5,000,000	5,000,330
Societe Generale
2.863%, 3M LIBOR + 0.200%, 08/21/19 (g)	5,005,769	5,002,840
2.899%, 3M LIBOR + 0.160%, 05/07/19 (g)	2,000,000	2,000,504
Standard Chartered plc 2.660%, 08/23/19	8,000,000	8,001,424
State Street Bank and Trust 2.754%, 1M LIBOR + 0.270%, 05/15/19 (g)	5,000,000	5,001,145
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (g)	2,000,000	2,000,076
Sumitomo Mitsui Banking Corp., New York 2.651%, 1M LIBOR + 0.170%, 08/07/19 (g)	4,000,071	4,000,704
Sumitomo Mitsui Trust Bank, Ltd. 2.904%, 3M LIBOR + 0.100%, 07/08/19 (g)	2,000,000	1,999,996
Svenska Handelsbanken AB
2.799%, 1M LIBOR + 0.300%, 10/31/19 (g)	2,000,000	2,002,266
2.851%, 3M LIBOR + 0.100%, 04/30/19 (g)	4,000,000	4,001,080
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (g)	1,000,000	1,000,410

BHFTII-47

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Wells Fargo Bank N.A.
2.939%, 3M LIBOR + 0.140%, 07/11/19 (g)	4,000,000	$3,999,686
2.975%, 3M LIBOR + 0.210%, 10/25/19 (g)	2,000,000	2,000,000
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (g)	6,000,000	5,999,966

		153,410,231

Commercial Paper—2.7%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (g)	2,000,000	2,000,026
Bank of China, Ltd. 2.890%, 04/17/19	5,956,650	5,991,474
Barton Capital S.A. 2.650%, 05/02/19	1,986,750	1,995,160
China Construction Bank Corp.
2.840%, 04/29/19	3,970,338	3,991,160
2.860%, 04/18/19	3,971,400	3,994,324
First Abu Dhabi Bank 2.750%, 04/16/19	2,979,375	2,996,229
Industrial & Commercial Bank of China, Corp. 2.880%, 04/18/19	4,964,000	4,992,605
ING Funding LLC 2.778%, 3M LIBOR + 0.040%, 11/04/19 (g)	5,000,000	5,000,695
Sheffield Receivables Co. 2.900%, SOFR + 0.470%, 05/30/19 (g)	2,000,000	2,000,000
Toyota Motor Credit Corp. 2.620%, 08/29/19	9,871,183	9,891,150
Westpac Banking Corp. 2.766%, 1M LIBOR + 0.280%, 05/24/19 (g)	3,000,000	3,001,281

		45,854,104

Repurchase Agreements—1.0%
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $7,558,946; collateralized by various Common Stock with an aggregate market value of $8,252,070.	7,500,000	7,500,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $100,272; collateralized by various Common Stock with an aggregate market value of $110,000.	100,000	100,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $2,005,444; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $7,355,065; collateralized by various Common Stock with an aggregate market value of $7,700,005.	7,000,000	7,000,000

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $1,209,243; collateralized by various Common Stock with an aggregate market value of $1,320,000.	1,200,000	1,200,000

		17,800,000

Total Securities Lending Reinvestments (Cost $219,042,578)		219,064,335

Total Investments—113.6% (Cost $1,471,365,022)		1,961,158,328
Other assets and liabilities (net)—(13.6)%		(234,363,342)

Net Assets—100.0%		$1,726,794,986

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $215,083,406 and the collateral received consisted of cash in the amount of $217,465,254. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, these securities represent 0.6% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2019, the market value of restricted securities was $10,860,723, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Restricted Securities	Acquisition Date	Shares	Cost	Value
Palantir Technologies, Inc. - Series I	02/07/14	2,537,552	$15,555,193	$10,860,723

BHFTII-48

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$38,071,819	$—	$—	$38,071,819
Automobiles	13,278,238	—	—	13,278,238
Banks	6,705,705	—	—	6,705,705
Beverages	43,659,975	—	—	43,659,975
Biotechnology	21,218,816	—	—	21,218,816
Capital Markets	61,350,814	—	—	61,350,814
Chemicals	27,286,468	—	—	27,286,468
Construction Materials	21,595,805	—	—	21,595,805
Electronic Equipment, Instruments & Components	10,481,963	—	—	10,481,963
Entertainment	79,697,917	—	—	79,697,917
Equity Real Estate Investment Trusts	30,241,702	—	—	30,241,702
Health Care Equipment & Supplies	128,889,552	—	—	128,889,552
Health Care Providers & Services	75,011,071	—	—	75,011,071
Hotels, Restaurants & Leisure	22,236,605	—	—	22,236,605
Industrial Conglomerates	40,644,543	—	—	40,644,543
Interactive Media & Services	97,802,714	46,832,235	—	144,634,949
Internet & Direct Marketing Retail	215,906,464	—	—	215,906,464
IT Services	184,013,045	—	—	184,013,045
Life Sciences Tools & Services	36,317,415	—	—	36,317,415
Machinery	19,804,816	—	—	19,804,816
Pharmaceuticals	31,934,402	—	—	31,934,402
Professional Services	58,427,548	—	—	58,427,548
Road & Rail	28,920,584	—	—	28,920,584
Semiconductors & Semiconductor Equipment	62,696,288	—	—	62,696,288
Software	284,729,264	—	—	284,729,264
Specialty Retail	8,783,324	—	—	8,783,324
Textiles, Apparel & Luxury Goods	18,952,555	—	—	18,952,555
Total Common Stocks	1,668,659,412	46,832,235	—	1,715,491,647
Total Preferred Stock*	—	—	10,860,723	10,860,723
Total Short-Term Investment*	—	15,741,623	—	15,741,623
Total Securities Lending Reinvestments*	—	219,064,335	—	219,064,335
Total Investments	$1,668,659,412	$281,638,193	$10,860,723	$1,961,158,328

Collateral for Securities Loaned (Liability)	$—	$(217,465,254)	$—	$(217,465,254)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2019 is not presented.

BHFTII-49

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Short-Term Investments—100.0% of Net Assets

Security Description	Principal Amount*	Value

Certificate of Deposit—26.7%
Bank of Montreal (Chicago) 2.902%, 1M LIBOR + 0.420%, 01/17/20 (a)	3,500,000	$3,507,810
Bank of Nova Scotia (Houston) 2.833%, 3M LIBOR + 0.200%, 09/20/19 (a)	8,000,000	8,007,788
BNP Paribas S.A. (NY)
2.799%, 3M LIBOR + 0.190%, 09/27/19 (a)	5,000,000	5,004,200
2.874%, 3M LIBOR + 0.080%, 04/04/19 (a)	7,000,000	7,000,064
2.930%, 3M LIBOR + 0.150%, 04/18/19 (a)	7,000,000	7,000,140
3.045%, 3M LIBOR + 0.250%, 04/08/19 (a)	7,000,000	7,000,390
Canadian Imperial Bank of Commerce (NY)
2.653%, 1M LIBOR + 0.160%, 04/10/19 (a)	7,000,000	7,000,220
2.786%, 1M LIBOR + 0.300%, 07/25/19 (a)	6,000,000	6,003,744
2.792%, 1M LIBOR + 0.310%, 07/16/19 (a)	7,000,000	7,004,829
Credit Suisse AG 2.880%, SOFR + 0.450%, 07/12/19 (a)	7,000,000	7,005,617
Mitsubishi UFJ Trust & Banking Corp. (NY) 2.812%, 1M LIBOR + 0.320%, 05/08/19 (a)	12,000,000	12,004,561
Mizuho Bank, Ltd. (NY)
2.761%, 3M LIBOR + 0.010%, 07/30/19 (a)	10,000,000	9,999,300
2.772%, 1M LIBOR + 0.280%, 05/08/19 (a)	13,000,000	13,004,364
2.930%, 3M LIBOR + 0.150%, 04/18/19 (a)	5,000,000	5,000,371
MUFG Bank, Ltd.
2.771%, 1M LIBOR + 0.280%, 08/22/19 (a)	5,000,000	5,003,358
2.843%, 3M LIBOR + 0.180%, 02/24/20 (a)	4,300,000	4,299,973
National Bank of Canada (NY) 2.623%, 1M LIBOR + 0.130%, 12/11/19 (a)	8,000,000	7,999,561
Royal Bank of Canada (NY)
2.792%, 1M LIBOR + 0.310%, 08/16/19 (a)	8,000,000	8,006,169
2.794%, 3M LIBOR + 0.150%, 05/20/19 (a)	6,500,000	6,501,485
2.940%, SOFR + 0.510%, 01/09/20 (a)	6,500,000	6,513,151
Skandinaviska Enskilda Banken AB
2.620%, 10/21/19	10,000,000	10,002,566
2.713%, 3M LIBOR + 0.120%, 06/14/19 (a)	8,000,000	8,001,876
Sumitomo Mitsui Banking Corp. (NY) 2.897%, 3M LIBOR + 0.110%, 04/15/19 (a)	12,000,000	12,000,635
Sumitomo Mitsui Trust Bank, Ltd. (NY)
2.841%, 3M LIBOR + 0.190%, 02/25/20 (a)	4,000,000	3,997,920
2.883%, 3M LIBOR + 0.200%, 08/16/19 (a)	4,000,000	4,002,196
3.022%, 3M LIBOR + 0.235%, 01/15/20 (a)	8,000,000	8,008,349
Svenska Handelsbanken AB 2.731%, 1M LIBOR + 0.250%, 05/07/19 (a)	9,000,000	9,001,309
Swedbank AB
2.569%, 05/17/19 (b)	5,000,000	4,983,626
2.747%, 1M LIBOR + 0.260%, 05/21/19 (a)	15,000,000	15,005,758

		217,871,330

Commercial Paper—54.7%
Albion Capital Corp. 2.053%, 04/05/19 (b)	13,147,000	13,140,814
ASB Finance, Ltd. 2.847%, 3M LIBOR + 0.150%, 05/10/19 (a)	11,750,000	11,751,484
Atlantic Asset Securitization LLC
Zero Coupon, 04/01/19	12,581,000	12,578,431
2.598%, 06/05/19 (b)	5,574,000	5,547,383

Commercial Paper—(Continued)
Banque Federative du Credit Mutuel S.A.
2.694%, 12/02/19 (b)	6,000,000	5,892,390
Barclays Bank plc 2.820%, 05/08/19 (b)	8,000,000	8,002,511
Bedford Row Funding Corp. 2.830%, 1M LIBOR + 0.340%, 08/02/19 (a)	5,000,000	5,004,041
Bennington Sark Capital Co. LLC 1.690%, 04/03/19 (b)	8,800,000	8,796,941
BPCE 2.709%, 10/01/19 (b)	3,500,000	3,452,549
CAFCO LLC
2.558%, 04/12/19 (b)	18,000,000	17,982,864
2.574%, 05/14/19 (b)	6,500,000	6,479,261
Caisse des Depots et Consignations 2.530%, 05/06/19 (b)	13,000,000	12,966,271
Chariot Funding LLC
2.679%, 10/07/19 (b)	5,000,000	4,930,907
2.770%, 04/30/19 (b)	14,000,000	13,969,225
2.997%, 06/11/19 (b)	10,000,000	9,948,591
Charta LLC 2.828%, 07/22/19 (b)	10,000,000	9,917,743
CPPIB Capital, Inc. 2.727%, 03/09/20 (b)	10,000,000	9,732,619
Credit Industriel et Commercial (NY)
2.819%, 11/07/19 (b)	5,000,000	4,918,920
2.859%, 08/01/19 (b)	8,000,000	7,929,048
Crown Point Capital LLC
Zero Coupon, 04/01/19	13,500,000	13,497,199
2.920%, 05/06/19 (b)	8,000,000	8,003,538
Federation des Caisses Desjardins du Quebec
2.719%, 1M LIBOR + 0.220%, 08/13/19 (a)	5,300,000	5,302,278
2.863%, 1M LIBOR + 0.370%, 12/10/19 (a)	7,000,000	7,010,651
HSBC Bank plc
2.618%, 06/19/19 (b)	8,000,000	7,953,260
2.929%, 3M LIBOR + 0.150%, 04/24/19 (a)	8,000,000	8,000,764
ING U.S. Funding LLC
2.797%, 1M LIBOR + 0.310%, 05/21/19 (a)	8,000,000	8,003,235
2.897%, 3M LIBOR + 0.100%, 04/12/19 (a)	8,000,000	8,000,415
Landesbank Baden-Wuettertemberg 2.028%, 04/05/19 (b)	29,611,000	29,596,692
Landesbk Hessen 2.450%, 04/04/19 (b)	25,000,000	25,000,074
Liberty Funding LLC 2.563%, 05/13/19 (b)	10,000,000	9,968,812
National Australia Bank, Ltd. 2.740%, 1M LIBOR + 0.250%, 04/02/19 (a)	8,000,000	8,000,285
Nestle Finance International, Ltd. 2.635%, 08/21/19 (b)	10,000,000	9,898,581
Old Line Funding LLC
2.735%, 04/26/19 (b)	8,500,000	8,483,690
2.758%, 07/25/19 (b)	9,000,000	8,925,719
2.899%, 08/14/19 (b)	7,000,000	6,932,058
OMERS Finance Trust
2.537%, 06/04/19 (b)	15,000,000	14,929,259
2.546%, 06/03/19 (b)	5,000,000	4,976,790

BHFTII-50

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Oversea-Chinese Banking Corp., Ltd. 2.652%, 1M LIBOR + 0.160%, 04/08/19 (a)	7,000,000	$7,000,444
Suncorp Group, Ltd. 2.876%, 06/11/19 (b)	8,000,000	7,955,781
Toronto-Dominion Bank 2.793%, 06/10/19 (b)	5,000,000	5,002,765
UBS AG
2.756%, 1M LIBOR + 0.260%, 08/28/19 (a)	5,500,000	5,502,437
2.890%, 1M LIBOR + 0.400%, 07/02/19 (144A) (a)	5,000,000	5,004,494
2.916%, 3M LIBOR + 0.180%, 08/01/19 (144A) (a)	5,000,000	5,001,775
2.919%, 1M LIBOR + 0.420%, 05/31/19 (a)	7,000,000	7,005,041
2.945%, 3M LIBOR + 0.320%, 12/19/19 (a)	4,000,000	4,005,644
3.124%, 3M LIBOR + 0.330%, 04/04/19 (a)	5,000,000	5,000,115
United Overseas Bank, Ltd.
2.312%, 04/05/19 (b)	7,000,000	6,996,706
2.868%, 05/17/19 (b)	10,000,000	9,966,340
Westpac Banking Corp.
2.812%, 1M LIBOR + 0.320%, 11/08/19 (a)	7,000,000	7,007,430
2.916%, 3M LIBOR + 0.180%, 11/01/19 (a)	6,000,000	6,005,140

		446,879,405

Repurchase Agreements—18.6%
Bank of America Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $27,005,738,; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $27,300,740.	27,000,000	27,000,000

Repurchase Agreements—(Continued)
JPMorgan Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/01/19 with a maturity value of $125,027,083; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $127,025,084.	125,000,000	125,000,000

		152,000,000

Total Short-Term Investments (Cost $816,601,011)		816,750,735

Total Investments—100.0% (Cost $816,601,011)		816,750,735
Other assets and liabilities (net)—0.0%		93,234

Net Assets—100.0%		$816,843,969

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $10,006,269, which is 1.2% of net assets.
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Short-Term Investments*	$—	$816,750,735	$—	$816,750,735
Total Investments	$—	$816,750,735	$—	$816,750,735

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-51

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.1%
Baillie Gifford International Stock Portfolio (Class A) (a)	660,675	$8,311,290
BlackRock Bond Income Portfolio (Class A) (a)	652,033	69,434,952
BlackRock Capital Appreciation Portfolio (Class A) (a)	91,452	4,154,671
BlackRock High Yield Portfolio (Class A) (b)	356,929	2,769,765
Brighthouse Small Cap Value Portfolio (Class A) (b)	180,358	2,770,291
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	131,194	1,391,963
Brighthouse/Artisan International Portfolio (Class A) (b)	503,557	5,529,052
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	5,818	1,379,585
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	1,060,671	10,977,942
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (b)	2,847,891	27,624,545
Brighthouse/Templeton International Bond Portfolio (Class A) (b) (c)	1,305,781	13,606,242
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	286,797	9,791,264
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	363,735	5,525,137
Clarion Global Real Estate Portfolio (Class A) (b)	225,290	2,786,842
Harris Oakmark International Portfolio (Class A) (b)	615,049	8,180,149
Invesco Comstock Portfolio (Class A) (b)	742,386	11,002,161
Jennison Growth Portfolio (Class A) (a)	243,162	4,145,919
JPMorgan Core Bond Portfolio (Class A) (b)	4,579,021	47,209,705
JPMorgan Small Cap Value Portfolio (Class A) (b)	174,379	2,762,158
MFS Research International Portfolio (Class A) (b)	341,309	4,140,084
MFS Value Portfolio (Class A) (a)	802,169	12,505,810
Neuberger Berman Genesis Portfolio (Class A) (a)	130,882	2,796,938

Affiliated Investment Companies—(Continued)
Oppenheimer Global Equity Portfolio (Class A) (b)	57,883	1,382,835
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	5,032,274	49,920,162
PIMCO Total Return Portfolio (Class A) (b)	5,668,953	66,553,510
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	172,480	4,142,964
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	260,567	8,309,479
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	117,389	1,389,882
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	167,916	4,184,458
TCW Core Fixed Income Portfolio (Class A) (b)	5,132,894	52,766,154
Van Eck Global Natural Resources Portfolio (Class A) (a)	798,949	6,966,837
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	2,069,620	27,753,600
Western Asset Management U.S. Government Portfolio (Class A) (a)	6,138,713	72,068,496

Total Mutual Funds (Cost $554,933,237)		554,234,842

Total Investments—100.1% (Cost $554,933,237)		554,234,842
Other assets and liabilities (net)—(0.1)%		(328,746)

Net Assets—100.0%		$553,906,096

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$554,234,842	$—	$—	$554,234,842
Total Investments	$554,234,842	$—	$—	$554,234,842

BHFTII-52

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	12,083,183	$152,006,448
BlackRock Bond Income Portfolio (Class A) (a)	4,953,974	527,548,726
BlackRock Capital Appreciation Portfolio (Class A) (a)	2,136,527	97,062,424
BlackRock High Yield Portfolio (Class A) (b)	3,571,063	27,711,452
Brighthouse Small Cap Value Portfolio (Class A) (b)	2,614,095	40,152,494
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	5,224,405	55,430,941
Brighthouse/Artisan International Portfolio (Class A) (b)	10,009,825	109,907,884
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	56,473	13,390,932
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	10,619,473	109,911,549
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (b)	17,100,762	165,877,391
Brighthouse/Templeton International Bond Portfolio (Class A) (b) (c)	15,610,400	162,660,372
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	6,119,356	208,914,816
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	8,187,150	124,362,815
Clarion Global Real Estate Portfolio (Class A) (b)	3,364,126	41,614,239
ClearBridge Aggressive Growth Portfolio (Class A) (b)	3,025,389	53,609,885
Harris Oakmark International Portfolio (Class A) (b)	12,063,744	160,447,791
Invesco Comstock Portfolio (Class A) (b)	11,903,724	176,413,184
Invesco Small Cap Growth Portfolio (Class A) (b)	1,861,483	27,010,123
Jennison Growth Portfolio (Class A) (a)	4,055,862	69,152,447
JPMorgan Core Bond Portfolio (Class A) (b)	34,998,442	360,833,940
JPMorgan Small Cap Value Portfolio (Class A) (b)	2,513,435	39,812,805
MFS Research International Portfolio (Class A) (b)	6,816,874	82,688,680
MFS Value Portfolio (Class A) (a)	14,189,449	221,213,510

Affiliated Investment Companies—(Continued)
Neuberger Berman Genesis Portfolio (Class A) (a)	1,292,666	27,624,277
Oppenheimer Global Equity Portfolio (Class A) (b)	2,312,427	55,243,874
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	33,569,682	333,011,243
PIMCO Total Return Portfolio (Class A) (b)	42,545,391	499,482,888
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	4,031,165	96,828,595
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	6,060,275	193,262,180
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	2,345,349	27,768,931
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	2,216,538	55,236,126
TCW Core Fixed Income Portfolio (Class A) (b)	40,501,280	416,353,154
Van Eck Global Natural Resources Portfolio (Class A) (a)	12,533,222	109,289,693
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	1,200,810	13,869,358
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	16,577,884	222,309,420
Western Asset Management U.S. Government Portfolio (Class A) (a)	37,818,688	443,991,403

Total Mutual Funds (Cost $5,382,340,100)		5,522,005,990

Total Investments—100.0% (Cost $5,382,340,100)		5,522,005,990
Other assets and liabilities (net)—0.0%		(1,690,509)

Net Assets—100.0%		$5,520,315,481

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$5,522,005,990	$—	$—	$5,522,005,990
Total Investments	$5,522,005,990	$—	$—	$5,522,005,990

BHFTII-53

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	35,292,626	$443,981,240
BlackRock Bond Income Portfolio (Class A) (a)	7,711,679	821,216,667
BlackRock Capital Appreciation Portfolio (Class A) (a)	7,689,205	349,320,582
BlackRock High Yield Portfolio (Class A) (b)	9,783,045	75,916,429
Brighthouse Small Cap Value Portfolio (Class A) (b)	9,987,172	153,402,957
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	20,951,453	222,294,916
Brighthouse/Artisan International Portfolio (Class A) (b)	34,386,043	377,558,748
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	129,461	30,697,697
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	9,946,151	120,746,272
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	24,174,213	250,203,100
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (b)	25,926,172	251,483,868
Brighthouse/Templeton International Bond Portfolio (Class A) (b) (c)	35,584,603	370,791,567
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	16,743,278	571,615,498
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	25,050,389	380,515,402
Clarion Global Real Estate Portfolio (Class A) (b)	15,315,320	189,450,511
ClearBridge Aggressive Growth Portfolio (Class A) (b)	19,134,743	339,067,638
Harris Oakmark International Portfolio (Class A) (b)	34,284,142	455,979,092
Invesco Comstock Portfolio (Class A) (b)	35,751,541	529,837,843
Invesco Small Cap Growth Portfolio (Class A) (b)	10,685,642	155,048,658
Jennison Growth Portfolio (Class A) (a)	24,200,264	412,614,495
JPMorgan Core Bond Portfolio (Class A) (b)	55,118,515	568,271,887
JPMorgan Small Cap Value Portfolio (Class A) (b)	5,774,153	91,462,576
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	4,116,634	62,572,844
MFS Research International Portfolio (Class A) (b)	20,832,417	252,697,219

Affiliated Investment Companies—(Continued)
MFS Value Portfolio (Class A) (a)	44,775,859	698,055,647
Neuberger Berman Genesis Portfolio (Class A) (a)	4,444,684	94,982,905
Oppenheimer Global Equity Portfolio (Class A) (b)	5,298,776	126,587,766
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	38,252,041	379,460,244
PIMCO Total Return Portfolio (Class A) (b)	64,527,287	757,550,347
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	14,530,538	349,023,535
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	17,859,515	569,539,927
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	8,046,389	95,269,250
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	7,628,451	190,101,011
TCW Core Fixed Income Portfolio (Class A) (b)	66,335,745	681,931,457
Van Eck Global Natural Resources Portfolio (Class A) (a)	42,459,108	370,243,425
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	2,749,473	31,756,417
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	18,871,479	253,066,528
Western Asset Management U.S. Government Portfolio (Class A) (a)	43,022,904	505,088,889

Total Mutual Funds (Cost $12,032,026,482)		12,579,405,054

Total Investments—100.0% (Cost $12,032,026,482)		12,579,405,054
Other assets and liabilities (net)—0.0%		(3,394,520)

Net Assets—100.0%		$12,576,010,534

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$12,579,405,054	$—	$—	$12,579,405,054
Total Investments	$12,579,405,054	$—	$—	$12,579,405,054

BHFTII-54

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	34,840,955	$438,299,211
BlackRock Bond Income Portfolio (Class A) (a)	2,870,930	305,725,333
BlackRock Capital Appreciation Portfolio (Class A) (a)	7,394,221	335,919,481
BlackRock High Yield Portfolio (Class A) (b)	6,586,514	51,111,346
Brighthouse Small Cap Value Portfolio (Class A) (b)	11,376,575	174,744,196
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	24,400,896	258,893,509
Brighthouse/Artisan International Portfolio (Class A) (b)	34,993,246	384,225,845
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	105,176	24,939,382
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	16,008,342	194,341,270
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	9,649,601	99,873,369
Brighthouse/Templeton International Bond Portfolio (Class A) (b) (c)	28,437,551	296,319,282
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	15,135,293	516,718,897
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	23,716,618	360,255,427
Clarion Global Real Estate Portfolio (Class A) (b)	20,748,063	256,653,533
ClearBridge Aggressive Growth Portfolio (Class A) (b)	25,448,314	450,944,121
Frontier Mid Cap Growth Portfolio (Class A) (a)	1,323,499	51,656,175
Harris Oakmark International Portfolio (Class A) (b)	34,939,799	464,699,330
Invesco Comstock Portfolio (Class A) (b)	37,711,339	558,882,047
Invesco Small Cap Growth Portfolio (Class A) (b)	15,659,681	227,221,970
Jennison Growth Portfolio (Class A) (a)	30,256,593	515,874,908
JPMorgan Core Bond Portfolio (Class A) (b)	19,730,374	203,420,152
JPMorgan Small Cap Value Portfolio (Class A) (b)	9,386,168	148,676,900
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	8,360,988	127,087,023
MFS Research International Portfolio (Class A) (b)	25,424,349	308,397,357
MFS Value Portfolio (Class A) (a)	39,627,444	617,791,853

Affiliated Investment Companies—(Continued)
Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio) (Class A) (b)	1,062,295	25,133,892
Neuberger Berman Genesis Portfolio (Class A) (a)	1,204,911	25,748,958
Oppenheimer Global Equity Portfolio (Class A) (b)	6,466,347	154,481,024
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	15,400,722	152,775,164
PIMCO Total Return Portfolio (Class A) (b)	25,981,619	305,024,201
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	18,235,516	438,017,104
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	16,931,143	539,934,159
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	8,715,430	103,190,688
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	6,204,943	154,627,188
TCW Core Fixed Income Portfolio (Class A) (b)	24,743,972	254,368,032
Van Eck Global Natural Resources Portfolio (Class A) (a)	39,683,618	346,041,147
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	8,921,916	103,048,126
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	15,233,930	204,287,008

Total Mutual Funds (Cost $9,493,740,384)		10,179,348,608

Total Investments—100.0% (Cost $9,493,740,384)		10,179,348,608
Other assets and liabilities (net)—0.0%		(2,790,309)

Net Assets—100.0%		$10,176,558,299

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$10,179,348,608	$—	$—	$10,179,348,608
Total Investments	$10,179,348,608	$—	$—	$10,179,348,608

BHFTII-55

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—92.8% of Net Assets

Security Description	Shares	Value

Auto Components—3.8%
Delphi Technologies plc	721,833	$13,902,504
Gentex Corp. (a)	1,000,584	20,692,077

		34,594,581

Banks—9.2%
BOK Financial Corp.	178,080	14,522,424
Fifth Third Bancorp (a)	627,732	15,831,401
M&T Bank Corp.	159,730	25,080,805
Pinnacle Financial Partners, Inc. (a)	260,648	14,257,446
SunTrust Banks, Inc.	229,442	13,594,438

		83,286,514

Capital Markets—1.2%
Intercontinental Exchange, Inc.	149,000	11,344,860

Chemicals—7.4%
Axalta Coating Systems, Ltd. (a) (b)	716,303	18,057,999
Celanese Corp.	318,164	31,374,152
Nutrien, Ltd. (a)	343,362	18,115,779

		67,547,930

Construction & Engineering—3.9%
Fluor Corp.	375,976	13,835,917
Jacobs Engineering Group, Inc. (a)	289,382	21,758,632

		35,594,549

Consumer Finance—2.3%
Synchrony Financial	670,000	21,373,000

Diversified Consumer Services—2.1%
H&R Block, Inc. (a)	798,695	19,120,758

Electronic Equipment, Instruments & Components—2.0%
Arrow Electronics, Inc. (b)	235,148	18,120,505

Entertainment—1.6%
Lions Gate Entertainment Corp. - Class B	355,746	5,371,765
Lions Gate Entertainment Corp. - Class A (a)	586,625	9,174,815

		14,546,580

Equity Real Estate Investment Trusts—3.2%
Equity Commonwealth	605,047	19,778,986
STORE Capital Corp. (a)	279,831	9,374,339

		29,153,325

Food & Staples Retailing—2.8%
Kroger Co. (The) (a)	1,017,885	25,039,971

Health Care Equipment & Supplies—2.7%
DENTSPLY SIRONA, Inc. (a)	487,254	24,162,926

Health Care Providers & Services—1.8%
AmerisourceBergen Corp.	204,398	16,253,729

Insurance—12.1%
Alleghany Corp. (b)	9,591	5,873,528
Aon plc	120,079	20,497,485
Arch Capital Group, Ltd. (b)	724,003	23,399,777
Fairfax Financial Holdings, Ltd.	10,044	4,671,565
Loews Corp.	294,050	14,093,817
Progressive Corp. (The)	227,494	16,400,043
Torchmark Corp.	307,093	25,166,271

		110,102,486

Interactive Media & Services—2.6%
IAC/InterActiveCorp (b)	110,539	23,225,349

Internet & Direct Marketing Retail—3.5%
Expedia Group, Inc.	91,125	10,843,875
Liberty Expedia Holdings, Inc. - Class A (b)	260,724	11,158,987
Qurate Retail, Inc. (b)	600,570	9,597,109

		31,599,971

Marine—2.4%
Kirby Corp. (a) (b)	291,804	21,917,398

Media—8.7%
CBS Corp. - Class B	412,743	19,617,675
GCI Liberty, Inc. - Class A (a) (b)	410,783	22,843,642
News Corp. - Class A	1,277,829	15,896,193
Omnicom Group, Inc. (a)	289,818	21,153,816

		79,511,326

Oil, Gas & Consumable Fuels—4.9%
Apache Corp. (a)	186,977	6,480,623
Cimarex Energy Co. (a)	141,768	9,909,583
Devon Energy Corp. (a)	326,340	10,299,291
Hess Corp. (a)	171,748	10,344,382
Marathon Petroleum Corp.	127,800	7,648,830

		44,682,709

Road & Rail—5.2%
AMERCO (a)	68,932	25,608,927
Ryder System, Inc.	351,737	21,804,177

		47,413,104

Semiconductors & Semiconductor Equipment—3.0%
Analog Devices, Inc.	254,856	26,828,691

Specialty Retail—2.5%
AutoNation, Inc. (a) (b)	641,521	22,915,130

Technology Hardware, Storage & Peripherals—1.1%
NetApp, Inc.	144,404	10,012,973

Trading Companies & Distributors—2.8%
Air Lease Corp. (a)	733,943	25,210,942

Total Common Stocks (Cost $670,789,422)		843,559,307

BHFTII-56

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Short-Term Investment—7.0%

Security Description	Principal Amount*	Value

Repurchase Agreement—7.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $63,512,031; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $64,776,048.	63,505,680	$63,505,680

Total Short-Term Investments (Cost $63,505,680)		63,505,680

Securities Lending Reinvestments (c)—20.7%

Bank Note—0.2%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (d)	1,500,000	1,500,000

Certificates of Deposit—12.4%
Banco Santander S.A. 2.790%, 04/16/19	2,000,000	2,000,342
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (d)	2,000,000	2,001,932
Bank of Nova Scotia 2.967%, 3M LIBOR + 0.170%, 01/09/20 (d)	2,000,000	2,000,112
Barclays Bank plc 2.950%, 08/02/19	5,000,000	5,001,350
BNP Paribas S.A. New York 2.624%, 1M LIBOR + 0.140%, 09/16/19 (d)	1,000,000	999,994
Canadian Imperial Bank of Commerce
2.734%, 1M LIBOR + 0.250%, 10/15/19 (d)	5,000,000	5,004,100
2.752%, 1M LIBOR + 0.270%, 07/19/19 (d)	1,000,000	1,000,611
Chiba Bank, Ltd. 2.580%, 06/03/19	1,000,000	999,937
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (d)	1,500,000	1,500,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (d)	1,500,000	1,500,369
Cooperative Rabobank UA
2.933%, 3M LIBOR + 0.150%, 01/08/20 (d)	4,000,000	4,001,772
2.995%, 3M LIBOR + 0.200%, 04/05/19 (d)	2,000,000	2,000,134
Credit Agricole S.A.
2.698%, 1M LIBOR + 0.210%, 12/20/19 (d)	2,000,000	2,000,104
2.807%, 1M LIBOR + 0.320%, 05/21/19 (d)	3,000,000	3,000,774
Credit Industriel et Commercial 2.887%, 3M LIBOR + 0.090%, 10/15/19 (d)	2,500,000	2,500,907
HSBC Bank USA, N.A. 2.738%, 3M LIBOR, 08/05/19 (d)	4,000,000	3,999,641
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	4,000,000	4,000,336
KBC Bank NV Zero Coupon, 04/23/19	3,972,586	3,994,320
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 04/16/19	2,979,294	2,996,340
Mizuho Bank, Ltd.
Zero Coupon, 05/28/19	993,371	995,848
MUFG Bank Ltd. 2.800%, 07/16/19	1,000,000	1,000,618
Nationwide Building Society Zero Coupon, 06/24/19	3,963,035	3,974,755

Certificates of Deposit—(Continued)
Natixis New York 2.788%, 3M LIBOR + 0.090%, 05/10/19 (d)	1,000,000	1,000,214
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	3,000,000	3,001,686
Shizuoka Bank, Ltd. 2.600%, 05/07/19	1,000,000	1,000,045
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (d)	6,000,000	6,000,396
Societe Generale
2.863%, 3M LIBOR + 0.200%, 08/21/19 (d)	4,004,615	4,002,272
2.899%, 3M LIBOR + 0.160%, 05/07/19 (d)	1,000,000	1,000,252
Standard Chartered plc 2.660%, 08/23/19	4,000,000	4,000,712
State Street Bank and Trust 2.754%, 1M LIBOR + 0.270%, 05/15/19 (d)	5,000,000	5,001,145
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (d)	2,000,000	2,000,076
Sumitomo Mitsui Banking Corp., New York 2.692%, 1M LIBOR + 0.210%, 05/17/19 (d)	3,000,000	3,000,468
Sumitomo Mitsui Trust Bank, Ltd.
2.600%, 07/05/19	4,000,000	4,000,204
2.904%, 3M LIBOR + 0.100%, 07/08/19 (d)	2,000,000	1,999,996
Svenska Handelsbanken AB
2.851%, 3M LIBOR + 0.100%, 04/30/19 (d)	4,000,000	4,001,080
2.873%, 1M LIBOR + 0.380%, 12/10/19 (d)	2,000,000	2,003,516
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	2,000,000	2,001,028
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (d)	1,000,000	1,000,410
Wells Fargo Bank N.A. 2.939%, 3M LIBOR + 0.140%, 07/11/19 (d)	7,000,000	6,999,450
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (d)	4,000,000	3,999,977

		112,487,223

Commercial Paper—3.4%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (d)	3,000,000	3,000,039
Bank of China, Ltd. 2.890%, 04/17/19	4,963,875	4,992,895
China Construction Bank Corp.
2.840%, 04/29/19	1,985,169	1,995,580
2.860%, 04/18/19	992,850	998,581
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (d)	4,000,000	4,000,000
ING Funding LLC 2.778%, 3M LIBOR + 0.040%, 11/04/19 (d)	4,000,000	4,000,556
Matchpoint Finance plc
2.450%, 04/01/19	1,999,592	1,999,562
2.890%, 05/08/19	1,970,939	1,994,118
Sheffield Receivables Co. 2.850%, 06/24/19	1,973,558	1,987,232
Toyota Motor Credit Corp.
2.620%, 08/29/19	1,974,237	1,978,230

BHFTII-57

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Westpac Banking Corp. 2.766%, 1M LIBOR + 0.280%, 05/24/19 (d)	4,000,000	$4,001,708

		30,948,501

Repurchase Agreements—3.1%
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $2,015,719; collateralized by various Common Stock with an aggregate market value of $2,200,552.	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $2,005,444; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $1,002,722; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $11,735; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $11,968.	11,733	11,733
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $11,150; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $11,370.	11,147	11,147
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $600,125; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $612,000.	600,000	600,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $2,000,458; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $2,553,517; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $2,604,040.	2,552,981	2,552,981
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $8,931,151; collateralized by various Common Stock with an aggregate market value of $9,350,006.	8,500,000	8,500,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $1,411,094; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $1,499,898.	1,400,000	1,400,000
Societe Generale
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $3,079,693; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $3,336,605.	3,000,000	3,000,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $5,131,078; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $5,561,008.	5,000,000	5,000,000

		28,075,861

Time Deposits—1.6%
Den Norske Bank 2.350%, 04/01/19	4,000,000	4,000,000
DZ Bank AG New York 2.430%, 04/01/19	2,000,000	2,000,000
Natixis New York 2.400%, 04/01/19	2,000,000	2,000,000
Nordea Bank New York 2.350%, 04/01/19	5,000,000	5,000,000
Svenska, New York 2.360%, 04/01/19	2,000,000	2,000,000

		15,000,000

Total Securities Lending Reinvestments (Cost $187,985,574)		188,011,585

Total Investments—120.5% (Cost $922,280,676)		1,095,076,572
Other assets and liabilities (net)—(20.5)%		(186,607,965)

Net Assets—100.0%		$908,468,607

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $183,440,890 and the collateral received consisted of cash in the amount of $187,848,982. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.

BHFTII-58

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$843,559,307	$—	$—	$843,559,307
Total Short-Term Investment*	—	63,505,680	—	63,505,680
Total Securities Lending Reinvestments*	—	188,011,585	—	188,011,585
Total Investments	$843,559,307	$251,517,265	$—	$1,095,076,572

Collateral for Securities Loaned (Liability)	$—	$(187,848,982)	$—	$(187,848,982)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-59

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Australia—6.8%
A2B Australia, Ltd.	55,813	$83,358
Accent Group, Ltd.	90,942	93,157
Adairs, Ltd.	20,017	24,636
Adelaide Brighton, Ltd.	118,950	381,966
AED Oil, Ltd. (a) (b) (c) (d)	93,946	0
Ainsworth Game Technology, Ltd.	51,616	30,988
Alkane Resources, Ltd. (a)	120,355	23,528
ALS, Ltd.	85,609	462,461
Altium, Ltd.	29,859	689,693
AMA Group, Ltd.	111,029	86,052
Amaysim Australia, Ltd. (a)	29,484	13,628
Ansell, Ltd.	36,143	653,199
AP Eagers, Ltd.	9,996	52,193
Appen, Ltd.	21,412	341,449
ARB Corp., Ltd.	28,061	343,538
Ardent Leisure Group, Ltd.	113,950	91,874
ARQ Group, Ltd.	41,278	58,151
Asaleo Care, Ltd. (a)	98,648	62,902
AUB Group, Ltd.	29,816	276,929
Aurelia Metals, Ltd. (a)	169,705	107,387
Ausdrill, Ltd.	186,432	216,968
Austal, Ltd.	81,889	130,982
Australian Agricultural Co., Ltd. (a)	192,359	138,774
Australian Finance Group, Ltd.	11,568	10,187
Australian Pharmaceutical Industries, Ltd.	174,311	187,737
Auswide Bank, Ltd.	9,275	33,993
Automotive Holdings Group, Ltd.	101,744	126,904
Aveo Group	113,281	158,803
AVJennings, Ltd.	10,332	3,533
Baby Bunting Group, Ltd.	5,851	9,147
Bank of Queensland, Ltd.	52,993	343,579
Bapcor, Ltd.	48,412	190,023
Beach Energy, Ltd.	518,333	760,565
Bega Cheese, Ltd.	77,553	252,006
Bellamy’s Australia, Ltd. (a)	26,287	207,830
Bingo Industries, Ltd.	74,763	81,521
Blackmores, Ltd.	4,893	324,025
Blue Sky Alternative Investments, Ltd. (a)	6,725	2,342
Bravura Solutions, Ltd.	52,323	203,715
Breville Group, Ltd.	34,410	399,223
Brickworks, Ltd.	5,923	73,019
Bubs Australia, Ltd. (a) (c)	5,279	3,310
Buru Energy, Ltd. (a)	72,570	13,340
BWX, Ltd.	2,270	3,677
Capitol Health, Ltd.	260,324	40,685
Capral, Ltd.	136,176	12,585
Cardno, Ltd. (a)	69,333	52,437
Carnarvon Petroleum, Ltd. (a)	317,906	94,001
carsales.com, Ltd.	79,391	714,035
Cash Converters International, Ltd. (a)	152,939	19,009
Cedar Woods Properties, Ltd.	27,273	102,619
Centuria Capital Group	26,000	25,847
Citadel Group, Ltd. (The)	4,283	22,542
Cleanaway Waste Management, Ltd.	596,606	942,183
Clinuvel Pharmaceuticals, Ltd.	5,706	99,569
Clover Corp., Ltd.	39,945	58,744
CML Group, Ltd.	38,067	13,277

Australia—(Continued)
Codan, Ltd.	27,939	62,352
Collection House, Ltd.	40,783	37,365
Collins Foods, Ltd.	30,579	157,849
Cooper Energy, Ltd. (a)	552,999	196,536
Corporate Travel Management, Ltd.	22,148	401,215
Costa Group Holdings, Ltd.	62,749	229,520
Credit Corp. Group, Ltd.	14,068	221,541
CSG, Ltd. (a)	85,825	13,091
CSR, Ltd.	239,936	568,134
Cudeco, Ltd. (a) (b) (c) (d)	51,210	1,604
Data #3, Ltd.	55,471	69,781
Decmil Group, Ltd.	78,588	47,379
Dicker Data, Ltd.	5,634	16,400
Domain Holdings Australia, Ltd.	96,746	175,560
Domino’s Pizza Enterprises, Ltd.	9,123	281,526
Doray Minerals, Ltd. (a)	44,069	17,378
Downer EDI, Ltd.	90,435	494,330
DuluxGroup, Ltd.	144,897	762,262
DWS, Ltd.	36,847	27,347
Eclipx Group, Ltd.	26,542	12,115
Elders, Ltd.	37,690	162,748
Emeco Holdings, Ltd. (a)	76,020	104,393
EML Payments, Ltd. (a)	40,003	49,878
Energy Resources of Australia, Ltd. (a)	51,910	9,980
Energy World Corp., Ltd. (a)	325,379	21,560
EQT Holdings, Ltd.	3,062	56,676
ERM Power, Ltd.	49,991	67,367
Estia Health, Ltd.	39,193	74,955
Euroz, Ltd.	23,559	19,237
Event Hospitality and Entertainment, Ltd.	38,556	372,786
FAR, Ltd. (a)	653,097	26,867
Finbar Group, Ltd.	6,909	4,147
Fleetwood Corp., Ltd. (a)	35,042	47,768
FlexiGroup, Ltd.	60,577	59,653
G8 Education, Ltd.	158,694	341,806
Galaxy Resources, Ltd. (a)	98,235	131,505
Genworth Mortgage Insurance Australia, Ltd.	58,063	98,644
Gold Road Resources, Ltd. (a)	211,954	145,675
GrainCorp, Ltd. - Class A	83,590	545,542
Grange Resources, Ltd.	120,000	23,455
Greenland Minerals Ltd. (a)	349,524	12,447
GUD Holdings, Ltd.	39,734	337,010
GWA Group, Ltd.	92,856	210,270
Hansen Technologies, Ltd.	50,238	103,911
Harvey Norman Holdings, Ltd.	59,103	168,895
Healius, Ltd.	291,166	544,022
Healthscope, Ltd.	115,676	199,861
Hills, Ltd. (a)	80,453	9,434
Horizon Oil, Ltd. (a)	652,736	50,646
HT&E, Ltd.	109,386	132,854
HUB24, Ltd.	9,092	89,315
Huon Aquaculture Group, Ltd.	2,742	9,224
IDM International, Ltd. (a) (b) (c) (d)	1,969	0
IDP Education, Ltd.	12,051	124,944
Iluka Resources, Ltd.	65,586	420,747
Imdex, Ltd.	100,165	76,286
IMF Bentham, Ltd. (a)	62,005	114,615

BHFTII-60

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Independence Group NL	112,057	$388,929
Infigen Energy, Ltd. (a)	343,467	107,527
Infomedia, Ltd.	131,353	142,591
Inghams Group, Ltd.	61,587	191,391
Integral Diagnostics, Ltd.	14,892	26,372
Integrated Research, Ltd.	28,972	53,578
International Ferro Metals, Ltd. (a) (b) (c) (d)	82,765	0
Invocare, Ltd.	40,710	411,013
IOOF Holdings, Ltd.	118,246	517,453
IPH, Ltd.	43,902	219,750
Iress, Ltd.	54,057	504,073
iSelect, Ltd. (a)	46,213	21,974
iSentia Group, Ltd. (a)	28,120	4,108
IVE Group, Ltd.	19,754	30,619
Japara Healthcare, Ltd.	32,040	31,885
JB Hi-Fi, Ltd.	46,350	823,120
Jumbo Interactive, Ltd.	12,118	111,638
Jupiter Mines, Ltd.	172,194	41,640
Karoon Energy, Ltd. (a)	75,600	55,874
Kingsgate Consolidated, Ltd. (a)	121,238	19,832
Kogan.com, Ltd.	15,239	38,415
Lifestyle Communities, Ltd.	10,784	42,068
Link Administration Holdings, Ltd.	80,676	423,517
Lovisa Holdings, Ltd.	11,216	71,640
Lycopodium, Ltd.	2,902	10,626
Lynas Corp., Ltd. (a)	171,099	254,488
MACA, Ltd.	56,351	39,250
Macmahon Holdings, Ltd. (a)	380,170	62,158
MaxiTRANS Industries, Ltd.	59,013	13,004
Mayne Pharma Group, Ltd. (a)	452,144	223,589
McMillan Shakespeare, Ltd.	29,453	251,533
McPherson’s, Ltd.	34,460	27,175
Medusa Mining, Ltd. (a)	60,972	16,666
Metals X, Ltd. (a)	84,827	14,194
Metcash, Ltd.	385,184	725,010
Millennium Minerals, Ltd. (a)	63,242	7,637
Mincor Resources NL (a)	105,687	32,672
Mineral Resources, Ltd.	41,091	462,997
MMA Offshore, Ltd. (a)	200,470	22,076
Moelis Australia, Ltd.	4,454	13,609
Monadelphous Group, Ltd.	40,177	497,065
Monash IVF Group, Ltd.	21,931	16,590
Money3 Corp., Ltd.	25,929	34,852
Morning Star Gold NL (a) (b) (c) (d)	33,455	0
Mortgage Choice, Ltd.	48,689	34,261
Mount Gibson Iron, Ltd.	406,465	269,235
Myer Holdings, Ltd. (a)	355,143	157,045
MYOB Group, Ltd.	110,434	261,589
MyState, Ltd.	13,575	41,853
Navigator Global Investments, Ltd.	45,623	100,923
Navitas, Ltd.	85,117	349,695
NetComm Wireless, Ltd. (a)	18,166	13,838
New Hope Corp., Ltd.	32,928	70,487
NEXTDC, Ltd. (a)	76,629	344,133
nib holdings, Ltd.	171,993	639,563
Nick Scali, Ltd.	21,771	87,761
Nine Entertainment Co. Holdings, Ltd.	529,025	643,365

Australia—(Continued)
NRW Holdings, Ltd.	120,820	204,558
Nufarm, Ltd.	112,275	377,020
OceanaGold Corp.	174,211	547,526
OFX Group, Ltd.	99,303	117,818
OM Holdings, Ltd.	21,506	18,635
Onevue Holdings, Ltd. (a)	33,268	10,282
oOh!media, Ltd.	55,990	155,001
Orora, Ltd.	202,221	429,750
Ovato, Ltd. (a)	158,703	9,677
OZ Minerals, Ltd.	134,369	1,017,738
Pacific Current Group, Ltd.	8,717	30,856
Pacific Niugini, Ltd. (a)	61,527	10,932
Pacific Smiles Group, Ltd.	13,431	11,112
Pact Group Holdings, Ltd.	9,541	18,915
Panoramic Resources, Ltd. (a)	167,563	50,091
Paragon Care, Ltd.	45,405	14,517
Peet, Ltd.	88,199	63,919
Pendal Group, Ltd.	62,285	411,145
Perpetual, Ltd.	17,753	487,552
Perseus Mining, Ltd. (a)	231,401	74,860
Platinum Asset Management, Ltd.	64,511	210,343
Pluton Resources, Ltd. (a) (b) (c) (d)	48,332	0
Praemium, Ltd. (a)	98,955	41,533
Premier Investments, Ltd.	44,992	520,782
Prime Media Group, Ltd. (a)	93,371	16,556
Pro Medicus, Ltd.	13,002	136,901
PWR Holdings, Ltd.	5,725	14,245
Qube Holdings, Ltd.	197,535	393,189
Quintis, Ltd. (a) (b) (c) (d)	106,522	0
RCR Tomlinson, Ltd. (a) (b) (c) (d)	113,813	52,730
Reckon, Ltd.	36,898	17,331
Regis Healthcare, Ltd.	44,832	109,560
Regis Resources, Ltd.	180,703	677,043
Reject Shop, Ltd. (The)	12,421	23,330
Resolute Mining, Ltd.	277,334	236,464
Rhipe, Ltd.	12,338	15,923
Ridley Corp., Ltd.	123,003	120,588
RPMGlobal Holdings, Ltd. (a)	4,190	1,713
Ruralco Holdings, Ltd.	9,291	28,835
Salmat, Ltd.	45,807	17,889
Sandfire Resources NL	45,376	223,695
Saracen Mineral Holdings, Ltd. (a)	349,701	714,367
SeaLink Travel Group, Ltd.	11,458	32,736
Select Harvests, Ltd.	35,131	152,069
Senex Energy, Ltd. (a)	400,753	105,646
Servcorp, Ltd.	21,215	40,075
Service Stream, Ltd.	79,474	119,366
Seven Group Holdings, Ltd.	7,838	98,224
Seven West Media, Ltd. (a)	408,410	142,819
SG Fleet Group, Ltd.	24,267	37,828
Sheffield Resources, Ltd. (a)	47,049	20,733
Sigma Healthcare, Ltd.	560,969	209,164
Silver Chef, Ltd.	8,928	7,051
Silver Lake Resources, Ltd. (a)	112,092	64,975
SmartGroup Corp., Ltd.	22,008	124,028
Southern Cross Media Group, Ltd.	229,061	190,555
Spark Infrastructure Group	387,703	628,180

BHFTII-61

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
SpeedCast International, Ltd.	60,891	$163,140
SRG Global, Ltd. (c)	9,380	2,034
St. Barbara, Ltd.	201,372	480,452
Steadfast Group, Ltd.	198,774	449,501
Strike Energy, Ltd. (a)	228,018	9,719
Sundance Energy Australia, Ltd. (a)	204,616	60,534
Sunland Group, Ltd.	40,150	45,917
Super Retail Group, Ltd.	65,652	374,812
Superloop, Ltd. (a)	12,038	12,687
Syrah Resources, Ltd. (a)	53,924	41,213
Tassal Group, Ltd.	80,622	278,340
Technology One, Ltd.	85,252	485,771
Thorn Group, Ltd. (a)	62,916	20,565
Tiger Resources, Ltd. (a) (b) (c) (d)	591,241	443
Troy Resources, Ltd. (a)	106,145	7,564
Villa World, Ltd.	37,045	58,425
Village Roadshow, Ltd. (a)	38,999	89,668
Virgin Australia Holdings, Ltd. (a)	442,369	59,655
Virgin Australia International Holding, Ltd. (a) (b) (c) (d)	968,773	1
Virtus Health, Ltd.	37,091	105,088
Vista Group International, Ltd.	24,156	80,313
Vita Group, Ltd.	18,112	19,236
Vocus Group, Ltd. (a)	98,354	258,150
Webjet, Ltd.	33,524	348,088
Western Areas, Ltd.	118,029	189,849
Westgold Resources, Ltd. (a)	37,679	33,699
WorleyParsons, Ltd.	68,301	688,629
WPP AUNZ, Ltd.	131,382	58,835

		42,760,877

Austria—1.3%
A-TEC Industries AG (b) (d)	1	0
Agrana Beteiligungs AG	5,813	116,669
ams AG (a) (e)	12,258	331,451
Andritz AG	13,228	567,949
Austria Technologie & Systemtechnik AG	14,133	242,785
CA Immobilien Anlagen AG	20,949	756,553
DO & Co. AG	2,435	200,228
EVN AG	12,657	184,284
FACC AG	6,291	91,391
Flughafen Wien AG	267	11,559
IMMOFINANZ AG (a)	21,989	545,992
Kapsch TrafficCom AG	1,870	63,203
Lenzing AG	3,209	344,097
Mayr Melnhof Karton AG	3,211	402,792
Oberbank AG	198	20,923
Oesterreichische Post AG	10,088	426,760
Palfinger AG	5,204	146,023
POLYTEC Holding AG (e)	8,428	80,076
Porr AG	2,048	45,827
Rosenbauer International AG	1,615	71,586
S IMMO AG	23,207	474,054
S&T AG (a) (e)	16,527	413,635
Schoeller-Bleckmann Oilfield Equipment AG	3,509	291,474
Semperit AG Holding (a) (e)	5,443	79,398
Strabag SE	6,827	218,141
Telekom Austria AG (a)	34,047	247,617

Austria—(Continued)
UBM Development AG	970	39,397
UNIQA Insurance Group AG	36,921	367,941
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,893	125,765
Wienerberger AG	39,101	830,510
Zumtobel Group AG (a)	13,016	87,587

		7,825,667

Belgium—1.7%
Ackermans & van Haaren NV	7,373	1,112,962
AGFA-Gevaert NV (a)	67,517	281,260
Atenor	1,089	78,209
Banque Nationale de Belgique	88	238,902
Barco NV	4,866	746,096
Bekaert S.A.	11,685	274,813
Biocartis NV (a)	10,340	132,325
bpost S.A. (e)	18,928	204,201
Cie d’Entreprises CFE	3,200	297,660
Cie Immobiliere de Belgique S.A.	1,276	80,753
D’ieteren S.A.	8,787	348,039
Deceuninck NV	27,313	64,498
Econocom Group S.A. (e)	39,556	161,437
Elia System Operator S.A.	10,586	742,239
Euronav NV	30,049	244,983
EVS Broadcast Equipment S.A.	4,761	107,687
Exmar NV (a)	10,339	65,308
Fagron	12,062	216,666
Galapagos NV (a)	16,401	1,911,534
GIMV NV	2,215	124,282
Ion Beam Applications (a) (e)	6,507	110,035
Jensen-Group NV	738	28,568
Kinepolis Group NV	5,586	315,866
Lotus Bakeries NV	96	255,256
MDxHealth (a) (e)	8,434	14,730
Melexis NV (e)	5,431	329,018
Nyrstar NV (a) (e)	26,926	10,681
Ontex Group NV	16,729	376,615
Orange Belgium S.A.	13,209	284,710
Oxurion NV (a)	12,685	53,215
Picanol	1,096	83,608
Recticel S.A.	18,423	138,330
Resilux NV	229	37,131
Roularta Media Group NV	1,629	25,807
Sioen Industries NV	3,002	86,567
Sipef S.A.	3,358	187,990
Telenet Group Holding NV	3,472	167,079
TER Beke S.A.	141	21,435
Tessenderlo Group S.A. (a)	13,457	455,031
Van de Velde NV	1,970	69,288
Viohalco S.A. (a)	45,397	168,973

		10,653,787

Canada — 8.4%
5N Plus, Inc. (a)	33,732	91,376
Absolute Software Corp.	18,754	127,707
Acadian Timber Corp.	3,800	46,265
Advantage Oil & Gas, Ltd. (a) (e)	91,030	149,860

BHFTII-62

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada —(Continued)
Aecon Group, Inc.	30,622	$399,632
AG Growth International, Inc.	5,820	271,151
AGF Management, Ltd. - Class B	32,280	130,680
AGT Food & Ingredients, Inc.	7,901	105,832
Aimia, Inc. (a)	48,671	142,770
AirBoss of America Corp.	3,761	22,909
AKITA Drilling, Ltd. - Class A	3,414	8,303
Alamos Gold, Inc. - Class A	124,119	629,720
Alaris Royalty Corp. (e)	16,654	262,705
Alcanna, Inc. (e)	12,660	53,241
Alexco Resource Corp. (a)	22,734	27,389
Algoma Central Corp.	4,410	41,283
Alio Gold, Inc. (a)	5,966	4,330
Altius Minerals Corp. (e)	12,660	121,262
Altus Group, Ltd.	12,388	241,670
Americas Silver Corp. (a)	4,400	7,244
Amerigo Resources, Ltd. (a)	35,000	28,810
Andrew Peller, Ltd. - Class A	11,417	113,029
ARC Resources, Ltd.	59,457	405,768
Aritzia, Inc. (a)	12,402	164,822
Asanko Gold, Inc. (a)	23,027	14,474
Athabasca Oil Corp. (a)	144,824	92,117
ATS Automation Tooling Systems, Inc. (a)	31,233	459,024
AutoCanada, Inc. (e)	8,428	67,293
B2Gold Corp. (a)	251,245	703,151
Badger Daylighting, Ltd.	12,862	390,956
Baytex Energy Corp. (a) (e)	166,118	282,177
Bellatrix Exploration, Ltd. (a)	12,053	3,878
Birchcliff Energy, Ltd.	80,388	214,151
Bird Construction, Inc.	18,612	109,749
Black Diamond Group, Ltd. (a)	19,812	26,686
BMTC Group, Inc.	5,387	60,548
BNK Petroleum, Inc. (a)	17,500	3,667
Bonavista Energy Corp. (e)	75,351	62,588
Bonterra Energy Corp. (e)	12,499	58,737
Boralex, Inc. - Class A	21,918	310,970
Brookfield Real Estate Services, Inc.	3,500	44,289
BSM Technologies, Inc. (a)	15,600	11,440
Calfrac Well Services, Ltd. (a) (e)	35,593	89,226
Calian Group, Ltd.	2,846	68,107
Canaccord Genuity Group, Inc.	54,653	238,840
Canacol Energy, Ltd. (a)	37,461	127,267
Canadian Western Bank	32,028	668,913
Canfor Corp. (a)	17,141	175,726
Canfor Pulp Products, Inc.	15,297	170,444
CanWel Building Materials Group, Ltd. (e)	19,304	74,827
Capital Power Corp.	41,208	965,174
Capstone Mining Corp. (a)	117,839	56,435
Cardinal Energy, Ltd. (e)	32,459	65,581
Cascades, Inc.	35,836	223,648
Celestica, Inc. (a)	38,585	325,981
Celestica, Inc. (U.S. Listed Shares) (a)	223	1,884
Centerra Gold, Inc. (a)	62,285	326,724
Cervus Equipment Corp.	2,998	29,725
CES Energy Solutions Corp.	90,181	184,229
Chesswood Group, Ltd.	4,400	36,152
Cineplex, Inc.	19,436	354,003

Canada —(Continued)
Clairvest Group, Inc.	200	7,146
Clearwater Seafoods, Inc.	10,644	39,267
Cogeco Communications, Inc.	5,136	327,988
Cogeco, Inc.	2,309	135,877
Colliers International Group, Inc.	10,661	712,169
Computer Modelling Group, Ltd.	28,920	133,092
Conifex Timber, Inc. (a) (e)	3,500	4,217
Continental Gold, Inc. (a) (e)	46,900	101,426
Copper Mountain Mining Corp. (a)	63,622	45,704
Corby Spirit and Wine, Ltd.	3,957	53,773
Corridor Resources, Inc. (a)	21,385	11,202
Corus Entertainment, Inc. - B Shares	31,990	141,715
Cott Corp.	45,705	666,927
Cott Corp. (U.S. Listed Shares)	2,000	29,220
Crew Energy, Inc. (a)	69,029	57,853
CRH Medical Corp. (a)	27,305	72,127
Delphi Energy Corp. (a)	95,850	21,518
Denison Mines Corp. (a) (e)	247,548	125,965
Descartes Systems Group, Inc. (The) (a)	18,990	690,339
Detour Gold Corp. (a)	47,370	444,509
DHX Media, Ltd. (e)	41,896	65,210
DIRTT Environmental Solutions (a)	14,110	89,748
Dorel Industries, Inc. - Class B	12,134	107,144
DREAM Unlimited Corp. - Class A	11,971	69,693
Dundee Precious Metals, Inc. (a)	45,872	152,066
E-L Financial Corp., Ltd.	277	167,046
Echelon Financial Holdings, Inc. (a)	900	9,361
ECN Capital Corp.	87,631	283,939
EcoSynthetix, Inc. (a)	800	1,269
Eldorado Gold Corp. (a)	43,058	198,801
Element Fleet Management Corp.	73,286	463,402
Endeavour Silver Corp. (a) (e)	49,248	124,193
Enerflex, Ltd.	29,289	418,399
Enerplus Corp.	53,164	445,570
Enghouse Systems, Ltd.	14,178	360,086
Ensign Energy Services, Inc.	51,526	206,281
Entertainment One, Ltd.	87,169	508,787
Epsilon Energy, Ltd. (a) (b) (d)	10,928	48,083
Equitable Group, Inc.	4,209	203,875
Essential Energy Services Trust (a)	53,526	12,016
Evertz Technologies, Ltd.	10,149	130,171
Exchange Income Corp.	2,651	65,643
Exco Technologies, Ltd.	13,332	94,477
EXFO, Inc. (a)	85	312
Extendicare, Inc.	34,956	197,230
Fiera Capital Corp.	16,619	155,825
Firm Capital Mortgage Investment Corp.	9,574	95,285
First Majestic Silver Corp. (a) (e)	42,360	278,628
First Mining Gold Corp. (a)	50,000	12,908
First National Financial Corp. (e)	4,907	112,215
FirstService Corp.	9,026	804,090
Fission Uranium Corp. (a) (e)	114,725	43,783
Fortuna Silver Mines, Inc. (a)	60,121	200,201
Freehold Royalties, Ltd.	35,012	220,340
Gamehost, Inc.	4,952	36,093
GDI Integrated Facility Services, Inc. (a)	1,400	25,049
Gear Energy, Ltd. (a)	34,663	15,823

BHFTII-63

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada —(Continued)
Genesis Land Development Corp.	14,348	$29,096
Genworth MI Canada, Inc.	15,602	472,724
Gibson Energy, Inc.	38,821	667,279
Glacier Media, Inc. (a)	9,600	3,807
Gluskin Sheff & Associates, Inc.	12,233	131,360
GMP Capital, Inc.	28,336	46,437
Goeasy, Ltd.	3,895	118,801
GoldMoney, Inc. (a)	5,500	10,618
Gran Tierra Energy, Inc. (a)	112,213	255,268
Great Canadian Gaming Corp. (a)	20,308	761,806
Great Panther Silver, Ltd. (a) (e)	73,540	68,238
Guardian Capital Group, Ltd. - Class A	1,500	26,995
Guyana Goldfields, Inc. (a)	57,547	46,508
Hanfeng Evergreen, Inc. (a) (b) (c) (d)	12,100	0
Heroux-Devtek, Inc. (a)	14,606	173,565
High Arctic Energy Services, Inc.	3,900	11,061
High Liner Foods, Inc. (e)	8,307	48,797
Home Capital Group, Inc. (a)	23,902	281,705
Horizon North Logistics, Inc.	54,212	73,427
HudBay Minerals, Inc.	103,103	736,808
Hudson’s Bay Co.	35,831	198,145
IAMGOLD Corp. (a)	152,782	529,338
IBI Group, Inc. (a)	5,900	22,428
Imperial Metals Corp. (a) (e)	18,151	39,118
Indigo Books & Music, Inc. (a)	1,986	14,861
Information Services Corp.	2,900	35,264
Innergex Renewable Energy, Inc.	40,708	428,906
InPlay Oil Corp. (a)	7,800	5,895
Interfor Corp. (a)	31,992	375,377
International Petroleum Corp. (a)	25,919	120,833
International Tower Hill Mines, Ltd. (a)	21,604	11,317
Intertain Group, Ltd. (The) (a)	800	7,106
Intertape Polymer Group, Inc.	23,413	317,990
Invesque, Inc.	9,800	69,923
Ivanhoe Mines, Ltd. - Class A (a)	120,230	287,901
Jamieson Wellness, Inc.	11,072	156,011
Just Energy Group, Inc. (e)	50,690	171,831
K-Bro Linen, Inc.	2,719	75,791
Kelt Exploration, Ltd. (a)	58,951	243,065
Kinaxis, Inc. (a)	7,097	414,078
Kinder Morgan Canada, Ltd.	953	11,367
Kingsway Financial Services, Inc. (a)	8,765	27,172
Knight Therapeutics, Inc. (a)	40,310	221,406
KP Tissue, Inc.	1,400	9,376
Labrador Iron Ore Royalty Corp.	21,800	479,279
Largo Resources, Ltd. (a) (e)	83,173	131,947
Lassonde Industries, Inc. - Class A	600	79,237
Laurentian Bank of Canada	13,853	420,353
Leagold Mining Corp. (a)	9,400	13,224
Leon’s Furniture, Ltd.	9,639	103,650
Lightstream Resources, Ltd. (a) (b) (c) (d)	108,373	0
Linamar Corp.	11,444	410,369
Lucara Diamond Corp. (e)	110,136	128,568
Lundin Gold, Inc. (a)	11,400	43,933
Magellan Aerospace Corp.	5,794	77,002
Mainstreet Equity Corp. (a)	2,561	91,030
Major Drilling Group International, Inc. (a)	36,670	123,207

Canada —(Continued)
Manitok Energy, Inc. (a) (b) (c) (d)	122	0
Maple Leaf Foods, Inc.	14,680	339,551
Martinrea International, Inc.	32,289	292,361
Maxim Power Corp. (a)	2,800	4,191
Mediagrif Interactive Technologies, Inc.	4,176	30,156
Medical Facilities Corp.	12,861	169,671
MEG Energy Corp. (a)	66,854	255,139
Melcor Developments, Ltd.	3,120	31,285
Morguard Corp.	1,400	208,216
Morneau Shepell, Inc.	18,485	379,148
Mountain Province Diamonds, Inc.	1,600	1,401
MTY Food Group, Inc.	6,320	278,130
Mullen Group, Ltd.	37,792	338,795
New Gold, Inc. (a)	156,948	133,888
NFI Group, Inc.	13,236	324,375
Norbord, Inc.	8,825	243,152
North American Construction Group, Ltd.	14,743	171,221
North West Co., Inc. (The)	16,971	365,873
Northland Power, Inc.	25,777	455,223
NuVista Energy, Ltd. (a)	59,117	190,222
Obsidian Energy, Ltd. (a)	163,188	44,572
Osisko Gold Royalties, Ltd.	30,681	344,612
Osisko Mining, Inc. (a)	12,300	26,876
Painted Pony Energy, Ltd. (a) (e)	38,738	49,569
Pan American Silver Corp.	68,358	903,358
Paramount Resources, Ltd. - Class A (a)	19,290	102,776
Parex Resources, Inc. (a)	55,359	866,622
Park Lawn Corp.	3,633	74,734
Parkland Fuel Corp.	9,194	280,908
Pason Systems, Inc.	22,516	328,553
Pengrowth Energy Corp. (a) (e)	183,295	76,810
Peyto Exploration & Development Corp.	38,891	203,426
Photon Control, Inc. (a)	20,200	18,441
PHX Energy Services Corp. (a)	12,350	30,035
Pivot Technology Solutions, Inc.	4,800	4,490
Pizza Pizza Royalty Corp.	6,998	52,733
Points International, Ltd. (a)	5,320	71,419
Polaris Infrastructure, Inc.	4,000	33,883
Pollard Banknote, Ltd.	2,090	34,861
Polymet Mining Corp. (a) (e)	38,355	25,831
Precision Drilling Corp. (a)	103,898	246,460
Premier Gold Mines, Ltd. (a)	11,600	13,541
Premium Brands Holdings Corp. (e)	7,825	450,874
Pretium Resources, Inc. (a)	41,667	356,072
Pulse Seismic, Inc. (a)	15,720	28,820
Quarterhill, Inc.	58,061	64,302
Questerre Energy Corp. - Class A (a) (e)	83,569	31,893
Real Matters, Inc. (a)	7,600	30,767
Recipe Unlimited Corp.	4,150	78,817
Reitmans Canada, Ltd. - Class A	20,566	51,709
Richelieu Hardware, Ltd.	18,490	327,779
Rocky Mountain Dealerships, Inc.	3,738	25,175
Rogers Sugar, Inc.	35,106	158,409
Roxgold, Inc. (a)	42,400	29,190
Russel Metals, Inc.	24,422	430,014
Sabina Gold & Silver Corp. (a)	57,206	53,724
Sandstorm Gold, Ltd. (a) (e)	58,462	318,919

BHFTII-64

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada —(Continued)
Savaria Corp.	10,600	$120,726
Secure Energy Services, Inc.	55,376	338,965
SEMAFO, Inc. (a)	123,983	344,204
Seven Generations Energy, Ltd. - Class A (a)	17,835	128,789
ShawCor, Ltd.	20,891	312,814
Sienna Senior Living, Inc.	20,976	297,135
Sierra Wireless, Inc. (a) (e)	16,910	208,789
Sleep Country Canada Holdings, Inc.	12,404	176,080
Solium Capital, Inc. (a)	1,517	21,659
Sprott, Inc.	60,427	137,010
SSR Mining, Inc. (a)	37,551	474,604
Stantec, Inc.	28,513	673,806
Stella-Jones, Inc.	12,994	439,113
STEP Energy Services, Ltd. (a)	6,800	10,431
Storm Resources, Ltd. (a)	11,300	20,125
Stornoway Diamond Corp. (a)	70,074	5,244
Strad Energy Services, Ltd. (a)	10,641	11,227
Street Capital Group, Inc. (a)	5,900	2,296
Stuart Olson, Inc.	11,157	36,234
SunOpta, Inc. (a)	26,392	91,044
Superior Plus Corp.	48,615	416,539
Surge Energy, Inc. (e)	85,275	84,232
Tamarack Valley Energy, Ltd. (a)	69,684	126,712
Taseko Mines, Ltd. (a)	108,786	63,496
TeraGo, Inc. (a)	4,100	32,767
Teranga Gold Corp. (a)	24,518	70,636
Tervita Corp. (a)	3,508	15,803
TFI International, Inc.	26,764	790,493
Tidewater Midstream and Infrastructure, Ltd.	11,900	12,645
Timbercreek Financial Corp.	12,849	90,189
TMX Group, Ltd.	5,311	342,064
TORC Oil & Gas, Ltd.	47,624	164,288
Torex Gold Resources, Inc. (a)	19,894	250,396
Torstar Corp. - Class B	21,453	13,966
Total Energy Services, Inc.	17,786	128,968
TransAlta Corp.	91,004	668,731
TransAlta Renewables, Inc.	28,608	289,858
Transcontinental, Inc. - Class A	26,130	327,126
TransGlobe Energy Corp.	36,372	68,588
Trevali Mining Corp. (a)	90,600	27,119
Trican Well Service, Ltd. (a) (e)	101,707	97,418
Tricon Capital Group, Inc.	46,139	397,396
Trisura Group, Ltd. (a)	1,000	22,487
Uni-Select, Inc.	13,271	137,641
Valener, Inc.	16,303	319,021
Vecima Networks, Inc.	2,500	17,772
VersaBank	2,000	11,030
Wajax Corp.	7,885	98,655
Wesdome Gold Mines, Ltd. (a)	56,007	176,862
Western Energy Services Corp. (a)	27,573	6,603
Western Forest Products, Inc.	145,247	199,988
WestJet Airlines, Ltd.	861	12,519
Westshore Terminals Investment Corp.	18,288	273,974
Whitecap Resources, Inc.	95,350	328,928
Winpak, Ltd.	8,852	285,694
Yamana Gold, Inc.	266,798	694,771
Yangarra Resources, Ltd. (a)	24,087	52,631

Canada —(Continued)
Yellow Pages, Ltd. (a) (e)	6,975	32,622
ZCL Composites, Inc.	9,681	72,299
Zenith Capital Corp. (b) (c) (d)	12,830	778

		52,359,185

China—0.3%
APT Satellite Holdings, Ltd.	164,250	73,640
Asia Satellite Telecommunications Holdings, Ltd.	58,500	48,438
BeijingWest Industries International, Ltd. (a)	41,200	4,309
BOE Varitronix, Ltd.	137,000	44,315
Bund Center Investment, Ltd.	138,000	61,158
CGN Mining Co., Ltd.	145,000	6,746
China Chuanglian Education Financial Group, Ltd. (a)	336,000	2,480
China Display Optoelectronics Technology Holdings, Ltd.	136,000	16,804
China Everbright Greentech, Ltd.	53,000	42,115
China Gold International Resources Corp., Ltd. (a)	79,013	98,149
China Ludao Technology Co., Ltd. (a)	56,000	8,461
China New Higher Education Group, Ltd.	99,000	48,503
China Sunsine Chemical Holdings, Ltd.	35,000	29,263
Chong Hing Bank, Ltd.	41,000	75,834
CITIC Telecom International Holdings, Ltd.	467,000	210,155
FIH Mobile, Ltd. (e)	799,000	88,547
First Sponsor Group, Ltd.	9,490	9,173
Fountain SET Holdings, Ltd.	422,000	74,721
Goodbaby International Holdings, Ltd.	193,000	56,081
Guangnan Holdings, Ltd.	264,000	33,966
Guotai Junan International Holdings, Ltd.	617,600	125,160
Mega Expo Holdings, Ltd.	305,000	171,756
Microport Scientific Corp.	79,000	74,337
Nanfang Communication Holdings, Ltd.	64,000	38,820
Neo-Neon Holdings, Ltd. (a)	322,500	26,692
Shenwan Hongyuan HK, Ltd.	172,500	46,798
Sino Grandness Food Industry Group, Ltd. (a)	199,272	8,838
SITC International Holdings Co., Ltd.	285,000	292,599

		1,817,858

Colombia—0.0%
Frontera Energy Corp.	3,075	26,071

Denmark—2.0%
ALK-Abello A/S (a)	1,831	303,026
Alm Brand A/S	28,684	247,481
Ambu A/S - Class B	36,117	956,362
Bang & Olufsen A/S (a)	10,209	91,968
Bavarian Nordic A/S (a)	10,666	222,457
Brodrene Hartmann A/S	663	28,900
Columbus A/S	20,865	38,208
D/S Norden A/S (e)	6,460	87,867
DFDS A/S	11,185	463,134
FLSmidth & Co. A/S	15,133	654,555
H+H International A/S - Class B (a)	4,578	67,674
Harboes Bryggeri A/S - Class B	1,454	17,392
IC Group A/S	3,209	19,032
ISS A/S	30,491	928,110
Jeudan A/S	410	59,165
Jyske Bank A/S	17,351	670,758

BHFTII-65

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
Matas A/S	7,249	$71,684
Nilfisk Holding A/S (a)	9,691	383,038
NKT A/S (a)	6,820	120,920
NNIT A/S	2,656	68,523
Parken Sport & Entertainment A/S	2,351	36,217
PER Aarsleff Holding A/S	8,472	280,699
Ringkjoebing Landbobank A/S	9,911	609,170
Rockwool International A/S - B Shares	2,076	486,598
Royal Unibrew A/S	15,546	1,147,203
RTX A/S	3,387	80,434
Scandinavian Tobacco Group A/S	8,056	100,483
Schouw & Co. A/S	5,566	414,034
SimCorp A/S	12,900	1,246,295
Solar A/S - B Shares (e)	2,435	103,922
Spar Nord Bank A/S	32,428	284,186
Sydbank A/S	26,018	539,744
Tivoli A/S	236	24,043
TK Development A/S (a)	37,491	22,420
Topdanmark A/S	22,026	1,100,433
Tryg A/S	732	20,091
United International Enterprises	850	167,956
Veloxis Pharmaceuticals A/S (a) (e)	115,226	39,975
Vestjysk Bank A/S (a)	59,275	23,515
Zealand Pharma A/S (a)	7,520	134,298

		12,361,970

Faeroe Islands—0.0%
BankNordik P/F	628	10,380

Finland—2.4%
Aktia Bank Oyj	9,111	95,758
Alma Media Oyj	22,695	154,218
Apetit Oyj	1,205	11,681
Asiakastieto Group Oyj (a)	3,277	93,717
Aspo Oyj	8,414	82,870
Atria Oyj	4,065	37,501
BasWare Oyj (a)	3,525	87,437
Bittium Oyj	8,034	59,614
Cargotec Oyj - B Shares	12,591	464,575
Caverion Oyj	36,589	229,121
Citycon Oyj (a)	29,399	300,951
Cramo Oyj	9,503	186,986
Digia Oyj	3,254	9,271
F-Secure Oyj (a)	35,820	98,290
Ferratum Oyj	2,093	27,944
Finnair Oyj	24,728	222,533
Fiskars Oyj Abp	17,515	366,727
HKScan Oyj - A Shares	6,704	13,299
Huhtamaki Oyj	34,101	1,269,675
Ilkka-Yhtyma Oyj	2,976	12,970
Kemira Oyj	41,153	509,028
Kesko Oyj - A Shares	1,323	73,167
Kesko Oyj - B Shares	20,281	1,234,617
Konecranes Oyj	16,662	593,096
Lassila & Tikanoja Oyj	12,398	198,909
Metsa Board Oyj	86,501	530,948

Finland—(Continued)
Metso Oyj	28,987	998,491
Nokian Renkaat Oyj	38,871	1,302,300
Olvi Oyj - A Shares	6,303	227,785
Oriola-KD Oyj - B Shares	53,692	141,382
Orion Oyj - Class A	8,256	308,951
Orion Oyj - Class B	25,440	954,004
Outokumpu Oyj	102,277	373,515
Outotec Oyj (a)	52,402	230,079
Ponsse Oyj	3,208	104,751
QT Group Oyj (a)	2,605	26,302
Raisio Oyj - V Shares	55,399	155,246
Ramirent Oyj	31,090	191,405
Rapala VMC Oyj	8,902	29,666
Raute Oyj - A Shares	72	2,278
Revenio Group Oyj	5,251	90,517
Sanoma Oyj	31,912	312,960
Stockmann Oyj Abp - B Shares (a)	11,956	28,191
Teleste Oyj	2,149	14,227
Tieto Oyj	21,736	663,508
Tikkurila Oyj	12,873	211,234
Tokmanni Group Corp.	12,680	118,242
Uponor Oyj	19,661	224,923
Vaisala Oyj - A Shares	6,772	136,088
Valmet Oyj	34,877	883,103
YIT Oyj	51,511	298,547

		14,992,598

France—4.0%
ABC Arbitrage	7,886	54,127
Actia Group	4,338	18,691
Air France-KLM (a)	51,618	580,921
Akka Technologies S.A.	3,906	266,320
AKWEL	3,301	53,426
Albioma S.A.	13,155	308,473
Altamir Amboise	9,152	154,609
Alten S.A.	8,315	890,788
Altran Technologies S.A. (e)	66,322	730,376
Amplitude Surgical SAS (a)	2,894	9,093
APRIL S.A.	8,341	198,360
Assystem (c)	4,398	160,372
Aubay	2,423	86,040
Axway Software S.A.	2,132	28,921
Baikowski SAS (a)	234	3,809
Bastide le Confort Medical	1,050	40,778
Beneteau S.A.	15,076	176,731
Bigben Interactive	4,507	42,527
Boiron S.A.	2,586	152,012
Bonduelle SCA	6,799	199,499
Bourbon S.A. (a) (c) (e)	1,528	4,010
Burelle S.A.	117	114,739
Casino Guichard Perrachon S.A. (e)	6,523	283,285
Catering International Services	541	6,738
Cegedim S.A. (a)	2,643	77,400
CGG S.A. (a)	80,121	164,734
Chargeurs S.A. (e)	7,605	161,027
Cie des Alpes	3,753	101,282

BHFTII-66

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
Cie Plastic Omnium S.A.	12,573	$336,070
Coface S.A.	31,535	278,940
Derichebourg S.A.	31,305	127,464
Devoteam S.A.	1,818	201,951
Electricite de Strasbourg S.A.	329	38,614
Elior Group S.A. (e)	33,219	444,862
Elis S.A.	28,262	455,671
Eramet	3,022	168,507
Esso S.A. Francaise	1,341	50,650
Etablissements Maurel et Prom (a) (c)	5,328	20,550
Europcar Groupe S.A.	23,749	192,982
Eutelsat Communications S.A.	52,862	926,745
Exel Industries - A Shares	618	45,336
Fleury Michon S.A.	461	21,102
Fnac Darty S.A. (a)	6,777	506,601
Gaztransport Et Technigaz S.A.	5,461	497,400
GEA	165	16,213
GL Events	4,878	106,835
Groupe Crit	1,062	71,625
Groupe Gorge	2,544	37,709
Groupe Open	1,736	30,424
Guerbet	2,188	131,821
Haulotte Group S.A.	5,337	43,780
HERIGE SADCS	235	6,249
HiPay Group S.A. (a)	1,527	12,266
ID Logistics Group (a)	863	136,706
Imerys S.A.	6,375	318,723
Ingenico Group S.A.	17,281	1,236,691
Interparfums S.A.	411	22,380
IPSOS	12,134	303,992
Jacquet Metal Service	7,099	118,759
Kaufman & Broad S.A.	6,560	268,100
Korian S.A.	21,040	852,700
Lagardere SCA	36,064	928,733
Lanson-BCC	15	491
Latecoere SACA (a)	26,469	92,605
Laurent-Perrier	1,367	142,920
Le Belier	299	11,007
Lectra	9,223	222,979
Linedata Services	1,348	42,796
LISI	8,732	268,446
LNA Sante S.A.	1,768	93,024
Maisons du Monde S.A.	12,472	241,172
Maisons France Confort S.A.	1,526	57,781
Manitou BF S.A.	3,893	109,061
Manutan International	589	40,682
Mersen S.A.	8,483	274,289
METabolic EXplorer S.A. (a) (e)	6,035	9,894
Metropole Television S.A.	8,342	154,075
Mr. Bricolage	601	3,970
Neopost S.A.	13,609	325,865
Nexans S.A. (e)	10,974	327,486
Nexity S.A.	12,773	623,467
Nicox (a) (e)	1,834	11,602
NRJ Group	9,690	79,565
Oeneo S.A.	9,842	104,115
Onxeo S.A. (a) (e)	4,566	4,275

France—(Continued)
Onxeo S.A. (a)	8,671	7,958
Parrot S.A. (a)	2,647	9,471
Pierre & Vacances S.A. (a)	2,596	46,247
Plastivaloire	1,576	14,982
PSB Industries S.A.	234	8,561
Rallye S.A. (e)	9,791	115,930
Recylex S.A. (a) (e)	3,335	17,697
Rexel S.A.	97,638	1,102,248
Robertet S.A.	66	40,315
Rothschild & Co.	3,204	102,042
Rubis SCA	23,922	1,306,168
Samse S.A.	107	15,963
Savencia S.A.	2,303	163,905
Seche Environnement S.A.	1,555	50,642
Societe BIC S.A.	8,476	756,104
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (a)	16	846
Societe Marseillaise du Tunnel Prado-Carenage S.A. (a)	293	6,571
Societe pour l’Informatique Industrielle	1,546	37,006
Societe Television Francaise 1	21,284	196,114
Soitec (a)	5,935	487,290
Solocal Group (a) (e)	161,345	94,448
Somfy S.A.	2,325	206,026
Sopra Steria Group	5,161	599,659
SPIE S.A. (e)	34,307	608,587
STEF S.A.	1,145	108,418
Sword Group	2,775	98,291
Synergie S.A.	3,366	105,011
Tarkett S.A.	9,688	208,439
Technicolor S.A. (a)	88,305	101,475
TFF Group	403	17,906
Thermador Groupe (e)	2,351	132,070
Total Gabon	324	48,889
Touax S.A. (a)	1,706	8,575
Trigano S.A.	3,132	244,364
Union Financiere de France BQE S.A.	1,257	28,164
Vallourec S.A. (a) (e)	67,733	159,367
Vetoquinol S.A.	1,341	86,127
Vicat S.A.	5,373	259,033
VIEL & Cie S.A.	4,205	23,608
Vilmorin & Cie S.A.	2,655	140,562
Virbac S.A. (a)	500	82,049
Vranken-Pommery Monopole S.A.	958	24,714

		25,139,648

Georgia—0.0%
Bank of Georgia Group plc	12,266	264,321

Germany—6.5%
7C Solarparken AG	7,180	22,802
Aareal Bank AG	26,928	830,054
Adler Modemaerkte AG	2,828	10,690
ADLER Real Estate AG	13,449	198,242
ADO Properties S.A.	8,814	501,116
ADVA Optical Networking SE (a)	16,388	164,182
AIXTRON SE (a)	21,680	194,997

BHFTII-67

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
All for One Steeb AG	498	$28,828
Allgeier SE	2,942	81,244
Amadeus Fire AG	1,986	229,032
Atoss Software AG	435	49,051
Aurubis AG	14,317	767,047
Basler AG	489	82,329
Bauer AG	4,696	80,859
BayWa AG	5,731	163,004
BayWa AG	305	10,884
Bechtle AG	8,996	833,076
Bertrandt AG	2,036	144,209
bet-at-home.com AG	1,222	79,512
Bijou Brigitte AG	1,603	79,995
Bilfinger SE	10,033	348,851
Borussia Dortmund GmbH & Co. KGaA (Xetra Exchange)	26,420	242,368
CANCOM SE	13,574	611,924
Carl Zeiss Meditec AG	7,051	588,825
CECONOMY AG (a)	18,151	96,524
CENIT AG	3,413	54,581
CENTROTEC Sustainable AG	1,930	25,758
Cewe Stiftung & Co. KGaA	2,303	199,485
Comdirect Bank AG	13,399	151,825
CompuGroup Medical SE	7,545	443,949
Corestate Capital Holding S.A. (a)	2,276	90,020
CropEnergies AG	9,235	53,937
CTS Eventim AG & Co. KGaA	18,055	855,111
Data Modul AG	138	10,743
DEAG Deutsche Entertainment AG (a)	5,771	26,303
Delticom AG	1,562	11,010
Deutsche Beteiligungs AG	4,050	150,398
Deutsche Euroshop AG	14,792	448,261
Deutsche Pfandbriefbank AG	36,292	444,594
Deutz AG	47,320	396,021
DIC Asset AG	19,505	219,671
Diebold Nixdorf, Inc.	575	38,252
DMG Mori AG	8,384	405,748
Dr. Hoenle AG	2,084	102,346
Draegerwerk AG & Co. KGaA	1,062	45,480
Duerr AG	16,259	637,551
Eckert & Ziegler AG	1,547	133,979
Elmos Semiconductor AG	5,394	117,906
ElringKlinger AG	11,206	76,155
Energiekontor AG	2,559	45,508
Evotec AG (a)	28,244	750,643
Fielmann AG	7,053	486,448
First Sensor AG	2,791	64,249
FORTEC Elektronik AG	253	5,843
Francotyp-Postalia Holding AG	3,300	12,180
Freenet AG	49,368	1,060,253
FUCHS Petrolub SE	843	33,201
GEA Group AG	32,150	842,122
Gerresheimer AG	10,086	758,032
Gesco AG	4,563	116,473
GFT Technologies SE	5,932	50,495
Grand City Properties S.A.	30,685	740,620
GRENKE AG	3,342	324,909
H&R GmbH & Co. KGaA	4,195	34,932

Germany—(Continued)
Hamburger Hafen und Logistik AG	8,624	197,150
Hawesko Holding AG	223	8,743
Heidelberger Druckmaschinen AG (a)	100,140	174,318
Hella GmbH & Co. KGaA	9,701	426,523
HolidayCheck Group AG (a)	7,854	25,013
Hornbach Baumarkt AG	2,209	39,444
Hornbach Holding AG & Co. KGaA	1,234	61,868
Hugo Boss AG	20,336	1,388,289
Indus Holding AG	9,327	449,357
Isra Vision AG	6,246	233,262
IVU Traffic Technologies AG	7,646	63,823
Jenoptik AG	15,954	594,162
K&S AG	59,897	1,098,724
Kloeckner & Co. SE	34,891	256,538
Koenig & Bauer AG	4,373	183,146
Krones AG	5,091	448,482
KSB SE & Co. KGaA	82	27,968
KWS Saat SE	3,725	257,378
LANXESS AG	19,978	1,065,533
Leifheit AG	2,964	76,608
Leoni AG	12,471	243,076
LPKF Laser & Electronics AG (a)	4,316	39,606
Manz AG (a)	1,272	34,235
Medigene AG (a)	2,446	23,357
METRO AG	3,955	65,575
MLP SE	20,985	104,777
Nemetschek SE	6,355	1,083,725
Nexus AG	5,744	152,491
Nordex SE (a)	23,261	380,504
Norma Group SE	10,781	523,297
OHB SE	2,315	93,509
OSRAM Licht AG	23,062	793,404
Paragon GmbH & Co. KGaA	357	14,429
Patrizia Immobilien AG	19,307	429,246
Pfeiffer Vacuum Technology AG	2,734	418,267
PNE Wind AG	24,548	63,104
Progress-Werk Oberkirch AG	822	25,106
ProSiebenSat.1 Media SE	39,293	560,003
PSI Software AG	3,465	65,702
QSC AG	33,186	46,171
R Stahl AG (a)	1,594	38,983
Rheinmetall AG	14,082	1,466,966
Rhoen Klinikum AG	15,358	442,090
RIB Software SE	8,127	133,912
Rocket Internet SE (a)	20,003	507,213
SAF-Holland S.A.	22,056	252,503
Salzgitter AG	12,083	349,176
Schaltbau Holding AG (a)	2,019	56,408
Scout24 AG	22,299	1,153,941
Secunet Security Networks AG	391	42,121
SGL Carbon SE (a)	8,945	79,037
SHW AG	2,013	44,919
Siltronic AG	5,638	497,536
Sixt SE	4,968	518,581
SMA Solar Technology AG	3,992	81,769
SMT Scharf AG (a)	831	12,398
Softing AG	3,104	23,319

BHFTII-68

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Software AG	18,372	$621,431
Stabilus S.A.	6,982	336,858
STRATEC SE	1,395	94,288
Stroeer SE & Co. KGaA	8,897	521,149
Suedzucker AG	26,310	335,269
Surteco SE	2,209	61,916
Suss Microtec AG (a)	6,216	70,737
TAG Immobilien AG	40,314	995,198
Takkt AG	11,656	191,545
Technotrans AG	2,427	76,745
Tele Columbus AG (a)	1,323	2,405
TLG Immobilien AG	28,741	865,179
Tom Tailor Holding SE (a)	8,518	22,995
Traffic Systems SE	1,794	25,957
VERBIO Vereinigte BioEnergie AG	6,369	49,482
Vossloh AG	4,712	215,369
Wacker Chemie AG	3,414	293,894
Wacker Neuson SE	10,071	239,588
Washtec AG	4,180	318,771
Wuestenrot & Wuerttembergische AG	2,323	44,605
XING SE	988	342,081
Zeal Network SE	1,934	43,756

		40,610,640

Ghana—0.3%
Tullow Oil plc (a)	488,272	1,529,126

Greenland—0.0%
Gronlandsbanken A/S	140	11,109

Guernsey, Channel Islands—0.0%
Raven Russia, Ltd. (a)	112,864	61,019

Hong Kong—2.9%
Aeon Credit Service Asia Co., Ltd.	44,000	44,336
Agritrade Resources, Ltd. (e)	630,000	104,331
Alco Holdings, Ltd.	136,000	13,679
Allied Group, Ltd.	22,000	133,542
Allied Properties HK, Ltd.	944,024	223,727
APAC Resources, Ltd.	47,217	7,094
Applied Development Holdings, Ltd. (a)	390,000	18,879
Arts Optical International Holdings, Ltd.	16,000	3,811
Asia Financial Holdings, Ltd.	254,000	147,224
Asia Standard International Group, Ltd.	296,000	61,080
Associated International Hotels, Ltd.	14,000	40,663
Auto Italia Holdings (a)	175,000	1,648
Ban Loong Holdings, Ltd. (a)	438,000	17,297
Bel Global Resources Holdings, Ltd. (b) (c) (d)	520,000	0
Best Food Holding Co., Ltd.	112,000	18,405
Bison Finance Group, Ltd. (a)	74,000	11,029
BOCOM International Holdings Co., Ltd.	63,000	12,278
Bonjour Holdings, Ltd. (a)	615,000	16,139
Bossini International Holdings, Ltd.	302,000	10,405
Bright Smart Securities & Commodities Group, Ltd.	176,000	43,939
Brightoil Petroleum Holdings, Ltd. (a) (b) (c) (d)	591,000	112,931
Brockman Mining, Ltd. (a)	2,516,770	56,371

Hong Kong—(Continued)
Build King Holdings, Ltd.	160,000	30,402
Burwill Holdings, Ltd. (a)	1,566,000	31,746
Cafe de Coral Holdings, Ltd.	116,000	295,236
Camsing International Holding, Ltd.	124,000	125,744
Cash Financial Services Group, Ltd. (a)	288,000	2,609
Century City International Holdings, Ltd.	616,000	54,146
Chen Hsong Holdings	150,000	54,267
Cheuk Nang Holdings, Ltd.	95,574	53,327
Chevalier International Holdings, Ltd.	75,139	113,530
China Baoli Technologies Holdings, Ltd. (a)	285,000	7,733
China Energy Development Holdings, Ltd. (a)	3,670,000	64,074
China Flavors & Fragrances Co., Ltd.	71,446	21,753
China Goldjoy Group, Ltd.	1,368,000	54,891
China Medical & HealthCare Group, Ltd. (a)	400,000	9,098
China Motor Bus Co., Ltd.	1,200	16,219
China Solar Energy Holdings, Ltd. (a) (b) (c) (d)	162,000	696
China Star Entertainment, Ltd.	378,000	27,930
China Strategic Holdings, Ltd. (a)	4,927,500	48,332
China Ting Group Holdings, Ltd. (a)	318,550	12,580
China Tonghai International Financial, Ltd. (a)	180,000	12,840
Chinese Estates Holdings, Ltd.	95,500	111,068
Chinney Investment, Ltd.	8,000	2,884
Chow Sang Sang Holdings International, Ltd.	119,000	184,931
Chuang’s China Investments, Ltd.	511,500	32,578
Chuang’s Consortium International, Ltd.	382,357	86,773
CK Life Sciences International Holdings, Inc.	1,594,000	90,471
CMIC Ocean En-Tech Holding Co., Ltd. (a)	216,000	12,131
CNT Group, Ltd.	246,000	8,618
Common Splendor International Health Industry Group, Ltd. (a)	518,000	39,599
Continental Holdings, Ltd.	220,000	2,803
Convoy Global Holdings, Ltd. (a) (b) (c) (d)	1,314,000	5,239
Cosmopolitan International Holdings, Ltd. (a)	258,000	48,337
Cowell e Holdings, Inc.	120,000	21,703
CP Lotus Corp. (a)	1,750,000	18,726
Crocodile Garments	216,000	20,912
Cross-Harbour Holdings, Ltd. (The)	127,063	180,964
CSI Properties, Ltd.	2,574,023	131,340
CST Group, Ltd. (a)	8,984,000	30,920
Dah Sing Banking Group, Ltd.	172,671	324,211
Dah Sing Financial Holdings, Ltd.	66,260	347,312
Dan Form Holdings Co., Ltd.	88,000	30,878
Dickson Concepts International, Ltd.	131,000	68,228
Digital Domain Holdings, Ltd. (a)	2,520,000	46,224
Dingyi Group Investment, Ltd. (a)	185,000	10,487
DMX Technologies Group, Ltd. (b) (c) (d)	186,000	0
Dynamic Holdings, Ltd.	20,000	19,093
Eagle Nice International Holdings, Ltd.	120,000	46,472
EcoGreen International Group, Ltd.	118,800	26,103
eForce Holdings, Ltd. (a)	128,000	2,687
Emperor Capital Group, Ltd.	984,000	50,137
Emperor Entertainment Hotel, Ltd.	235,000	49,147
Emperor International Holdings, Ltd.	529,250	163,824
Emperor Watch & Jewellery, Ltd.	1,520,000	52,244
Enerchina Holdings, Ltd.	1,068,000	111,734
ENM Holdings, Ltd. (a)	556,000	65,191
EPI Holdings, Ltd. (a)	570,000	8,962
Esprit Holdings, Ltd. (a)	833,950	179,525

BHFTII-69

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Fairwood Holdings, Ltd.	26,500	$93,359
Far East Consortium International, Ltd.	541,832	262,498
Far East Holdings International, Ltd. (a)	150,000	7,739
First Pacific Co., Ltd.	450,000	163,930
Freeman FinTech Corp., Ltd. (a)	180,000	8,723
Future Bright Holdings, Ltd.	156,000	11,725
Future World Financial Holdings, Ltd. (a)	12,575	165
G-Resources Group, Ltd. (a)	10,474,800	101,497
Get Nice Holdings, Ltd.	2,574,000	95,134
Giordano International, Ltd.	482,000	233,936
Global Brands Group Holding, Ltd.	1,260,000	17,174
Glorious Sun Enterprises, Ltd.	393,000	45,557
Gold Peak Industries Holdings, Ltd.	277,714	28,302
Gold-Finance Holdings, Ltd. (a)	214,000	6,488
Golden Resources Development International, Ltd.	370,000	28,751
Good Resources Holdings, Ltd. (a)	420,000	9,630
GR Properties, Ltd. (a)	150,000	24,056
Great Eagle Holdings, Ltd.	43,571	222,239
Great Harvest Maeta Group Holdings, Ltd. (a)	52,500	11,839
Greentech Technology International, Ltd. (a)	360,000	3,082
Guoan International, Ltd. (a)	674,000	10,216
Haitong International Securities Group, Ltd.	513,562	202,594
Hang Lung Group, Ltd.	36,000	115,559
Hanison Construction Holdings, Ltd.	148,009	25,462
Hao Tian Development Group, Ltd. (a)	1,001,000	28,054
Harbour Centre Development, Ltd.	88,000	163,895
HKBN, Ltd.	203,500	324,234
HKR International, Ltd.	366,080	214,690
Hon Kwok Land Investment Co., Ltd.	140,000	72,228
Hong Kong Ferry Holdings Co., Ltd.	39,000	44,086
Hong Kong Finance Investment Holding Group, Ltd. (a) (c)	262,000	30,370
Hong Kong International Construction Investment Management Group Co., Ltd.	98,000	37,461
Hong Kong Television Network, Ltd. (a)	165,000	62,053
Hongkong & Shanghai Hotels (The)	109,500	157,620
Hongkong Chinese, Ltd.	866,000	125,752
Hopewell Holdings, Ltd.	81,500	400,850
Hsin Chong Group Holdings, Ltd. (a) (b) (c) (d)	918,000	40,930
Huarong Investment Stock Corp., Ltd. (a)	175,000	9,863
Hung Hing Printing Group, Ltd.	252,000	42,053
Hutchison Telecommunications Hong Kong Holdings, Ltd.	526,000	223,954
Imagi International Holdings, Ltd. (a)	90,112	23,781
International Housewares Retail Co., Ltd.	134,000	35,358
IPE Group, Ltd.	285,000	35,580
IT, Ltd.	220,000	101,780
ITC Properties Group, Ltd.	172,615	43,789
Jacobson Pharma Corp., Ltd.	90,000	18,254
Johnson Electric Holdings, Ltd.	106,875	248,487
Kader Holdings Co., Ltd.	224,000	26,492
Kam Hing International Holdings, Ltd.	196,000	15,480
Karrie International Holdings, Ltd.	140,000	21,421
Keck Seng Investments	72,000	51,363
Kerry Logistics Network, Ltd.	116,000	209,824
Kin Yat Holdings, Ltd.	46,000	8,613
Kingmaker Footwear Holdings, Ltd.	102,000	21,845
Kingston Financial Group, Ltd.	162,000	36,586
Kowloon Development Co., Ltd.	159,000	198,581
Kwan On Holdings, Ltd. (a) (c)	50,000	3,567

Hong Kong—(Continued)
Lai Sun Development Co., Ltd.	109,413	184,604
Lai Sun Garment International, Ltd.	99,760	147,043
Lam Soon Hong Kong, Ltd.	15,000	29,159
Landing International Development, Ltd. (a)	237,600	67,836
Landsea Green Group Co., Ltd. (a)	268,000	35,151
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	60,500	24,513
Li & Fung, Ltd.	1,230,000	220,909
Lifestyle International Holdings, Ltd.	181,500	314,670
Lippo China Resources, Ltd.	2,106,000	53,117
Lippo, Ltd.	122,000	45,847
Liu Chong Hing Investment, Ltd.	86,000	152,058
LT Commercial Real Estate, Ltd. (a)	18,000	16,738
Luk Fook Holdings International, Ltd.	135,000	454,840
Luks Group Vietnam Holdings Co., Ltd.	68,000	16,458
Lung Kee Bermuda Holdings	90,000	39,059
Magnificent Hotel Investment, Ltd.	1,310,000	31,186
Man Wah Holdings, Ltd.	382,400	224,497
Mandarin Oriental International, Ltd.	40,000	78,049
Mason Group Holdings, Ltd.	6,925,000	123,499
Matrix Holdings, Ltd.	36,000	11,694
Mei Ah Entertainment Group, Ltd. (a)	400,000	14,019
Meilleure Health International Industry Group, Ltd. (a)	420,000	51,359
Melco International Development, Ltd.	121,000	283,569
Midland Holdings, Ltd.	178,010	37,246
Million Hope Industries Holding, Ltd.	59,203	5,656
Ming Fai International Holdings, Ltd.	145,000	20,373
Miramar Hotel & Investment	32,000	69,267
Mongolian Mining Corp. (a)	661,000	11,961
Nameson Holdings, Ltd.	130,000	11,938
National Electronic Holdings, Ltd.	182,600	27,924
New Century Group Hong Kong, Ltd. (a)	912,000	15,354
New Times Energy Corp., Ltd. (a)	459,450	5,812
Newocean Energy Holdings, Ltd. (a)	398,000	114,581
Noble Century Investment Holdings, Ltd. (a)	384,000	34,906
OP Financial, Ltd.	240,000	64,505
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (a)	375,882	14,863
Oriental Watch Holdings	215,600	64,336
Pacific Andes International Holdings, Ltd. (a) (b) (c) (d)	1,819,984	6,353
Pacific Basin Shipping, Ltd.	1,138,000	245,966
Pacific Textiles Holdings, Ltd.	240,000	215,836
Paliburg Holdings, Ltd.	208,000	83,731
Paradise Entertainment, Ltd.	168,000	24,811
PC Partner Group, Ltd.	54,000	14,771
Perfect Shape Medical, Ltd.	108,000	36,730
Pico Far East Holdings, Ltd.	318,000	129,232
Playmates Holdings, Ltd.	460,000	65,065
Playmates Toys, Ltd. (a)	236,000	20,744
Polytec Asset Holdings, Ltd.	580,900	75,493
Public Financial Holdings, Ltd.	166,000	71,492
PYI Corp., Ltd. (a)	2,140,366	37,357
Quali-Smart Holdings, Ltd. (a)	122,000	9,791
Rare Earth Magnesium Technology Group Holdings, Ltd. (a) (c)	500,000	13,839
Realord Group Holdings, Ltd. (a)	116,000	74,330
Regal Hotels International Holdings, Ltd.	126,000	79,145
Regina Miracle International Holdings, Ltd.	71,000	50,970
Sa Sa International Holdings, Ltd. (e)	271,844	92,870

BHFTII-70

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Samson Holding, Ltd.	146,000	$9,120
SAS Dragon Holdings, Ltd.	140,000	47,512
SEA Holdings, Ltd.	103,896	139,496
Shun Ho Property Investments, Ltd.	21,615	7,848
Shun Tak Holdings, Ltd.	659,500	262,440
Silver Base Group Holdings, Ltd. (a)	474,000	18,719
Sincere Watch Hong Kong, Ltd. (a)	250,000	2,229
Sing Tao News Corp., Ltd.	276,000	34,808
Singamas Container Holdings, Ltd.	724,000	119,048
SIS International Holdings	16,000	8,071
Sitoy Group Holdings, Ltd.	111,000	24,938
SmarTone Telecommunications Holdings, Ltd.	142,388	154,820
SOCAM Development, Ltd. (a)	41,987	10,430
Solartech International Holdings, Ltd. (a)	660,000	8,335
Solomon Systech International, Ltd. (a)	920,000	29,299
Soundwill Holdings, Ltd.	41,500	63,434
South China Holdings Co., Ltd. (a)	1,240,000	29,065
Stella International Holdings, Ltd.	161,500	244,399
Success Universe Group, Ltd. (a)	240,000	7,804
Summit Ascent Holdings, Ltd. (a)	126,000	16,532
Sun Hing Vision Group Holdings, Ltd.	42,000	15,195
Sun Hung Kai & Co., Ltd.	270,440	135,497
SUNeVision Holdings, Ltd.	57,000	48,735
Synergy Group Holdings International, Ltd. (a)	112,000	11,966
TAI Cheung Holdings, Ltd.	206,000	229,708
Tai United Holdings, Ltd.	200,000	10,573
Talent Property Group, Ltd. (a)	420,000	3,210
Tan Chong International, Ltd.	63,000	19,020
Tao Heung Holdings, Ltd.	204,000	39,273
Television Broadcasts, Ltd.	123,500	239,752
Texwinca Holdings, Ltd.	300,000	112,352
TK Group Holdings, Ltd.	62,000	38,791
Tom Group, Ltd. (a)	214,000	42,002
Tradelink Electronic Commerce, Ltd.	256,000	42,466
Transport International Holdings, Ltd.	99,764	301,194
Trinity, Ltd. (a)	466,000	24,065
Tsui Wah Holdings, Ltd.	136,000	14,032
Union Medical Healthcare, Ltd.	32,000	23,805
United Laboratories International Holdings, Ltd. (The)	241,000	142,679
Universal Technologies Holdings, Ltd. (a)	120,000	3,731
Up Energy Development Group, Ltd. (a) (b) (c) (d)	92,000	284
Upbest Group, Ltd.	16,000	2,038
Value Convergence Holdings, Ltd. (a)	204,000	16,372
Value Partners Group, Ltd.	230,000	178,700
Valuetronics Holdings, Ltd.	89,790	45,174
Vedan International Holdings, Ltd.	296,000	28,658
Victory City International Holdings, Ltd.	839,449	10,590
Vitasoy International Holdings, Ltd.	58,000	280,742
VPower Group International Holdings, Ltd.	78,000	28,814
VSTECS Holdings, Ltd.	307,200	178,840
VTech Holdings, Ltd.	30,800	315,315
Wai Kee Holdings, Ltd.	54,000	38,934
Wan Kei Group Holdings, Ltd. (a)	75,000	8,131
Wang On Group, Ltd.	2,200,000	26,078
We Solutions, Ltd. (a)	348,000	21,954
Win Hanverky Holdings, Ltd.	332,000	46,521
Winfull Group Holdings, Ltd.	528,000	7,129

Hong Kong—(Continued)
Wing On Co. International, Ltd.	46,000	160,721
Wing Tai Properties, Ltd.	232,000	174,365
Wonderful Sky Financial Group Holdings, Ltd. (a)	44,000	6,614
Yat Sing Holdings, Ltd. (a)	410,000	9,244
YGM Trading, Ltd.	46,000	41,312
YT Realty Group, Ltd.	43,002	12,866
YTO Express Holdings, Ltd. (c)	18,000	8,636
Yugang International, Ltd.	1,466,000	32,682
Yunfeng Financial Group, Ltd. (a)	34,000	20,571

		18,481,766

Ireland—0.3%
C&C Group plc	95,793	343,512
Datalex plc	4,783	4,333
FBD Holdings plc	10,350	104,791
Glanbia plc	33,226	650,656
Greencore Group plc	47,335	124,657
Hostelworld Group plc	2,650	6,388
IFG Group plc (a)	44,002	109,528
Independent News & Media plc (a)	35,056	2,850
Irish Continental Group plc	22,664	123,561
Permanent TSB Group Holdings plc (a)	6,751	9,760
San Leon Energy plc (a)	15,061	8,165
Smurfit Kappa Group plc	1,062	29,660
Tarsus Group plc	16,558	66,626
UDG Healthcare plc	25,817	190,411

		1,774,898

Isle of Man—0.0%
Hansard Global plc	2,566	1,319
Strix Group plc	27,212	56,020

		57,339

Israel—1.2%
Adgar Investment and Development, Ltd.	7,358	12,068
ADO Group, Ltd. (a)	4,642	99,719
Afcon Holdings, Ltd.	771	39,019
Africa Israel Properties, Ltd. (a)	4,653	129,208
Africa Israel Residences, Ltd.	880	16,986
Airport City, Ltd. (a)	30,492	442,781
Allot Communications, Ltd. (a)	10,216	79,025
Alony Hetz Properties & Investments, Ltd.	13,483	151,925
Alrov Properties and Lodgings, Ltd.	3,141	108,103
Amot Investments, Ltd.	25,066	139,625
Arad, Ltd.	2,224	29,695
Arko Holdings, Ltd. (a)	99,131	41,925
Ashtrom Group, Ltd.	3,487	21,059
Ashtrom Properties, Ltd.	11,444	55,324
Atreyu Capital Markets, Ltd.	2,021	22,407
AudioCodes, Ltd.	7,905	107,568
Avgol Industries 1953, Ltd. (a)	27,883	29,489
Azorim-Investment Development & Construction Co., Ltd. (a)	23,712	27,469
Bayside Land Corp.	205	97,746
Bet Shemesh Engines Holdings, Ltd.	2,139	53,292
Big Shopping Centers, Ltd.	1,031	69,959
BioLine RX, Ltd. (a)	16,296	7,178

BHFTII-71

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Israel—(Continued)
Blue Square Real Estate, Ltd.	1,674	$65,956
Brainsway, Ltd. (a)	2,193	13,621
Camtek, Ltd.	5,058	43,896
Cellcom Israel, Ltd. (a)	13,058	47,358
Ceragon Networks, Ltd. (b) (d)	14,799	53,128
Clal Biotechnology Industries, Ltd. (a)	17,579	13,555
Clal Insurance Enterprises Holdings, Ltd. (a)	7,114	94,051
Cohen Development & Industrial Buildings, Ltd.	767	19,813
Compugen, Ltd. (a)	18,461	79,426
Danel Adir Yeoshua, Ltd.	1,227	65,876
Delek Automotive Systems, Ltd.	10,535	40,768
Delta-Galil Industries, Ltd.	4,030	124,045
Dexia Israel Bank, Ltd.	150	28,315
Direct Insurance Financial Investments, Ltd.	5,852	66,250
Dor Alon Energy in Israel, Ltd.	766	11,689
El Al Israel Airlines (a)	77,291	19,739
Electra Consumer Products 1970, Ltd.	3,289	38,203
Electra Real Estate, Ltd. (a)	4,280	12,783
Electra, Ltd.	652	165,978
Elron Electronic Industries, Ltd. (a)	7,585	18,993
Energix-Renewable Energies, Ltd. (a)	36,656	57,825
Enlight Renewable Energy, Ltd. (a)	95,911	59,228
Equital, Ltd. (a)	7,709	220,582
Evogene, Ltd. (a)	5,090	9,080
First International Bank of Israel, Ltd. (a)	6,630	156,506
FMS Enterprises Migun, Ltd.	1,438	39,835
Formula Systems 1985, Ltd.	2,928	137,123
Fox Wizel, Ltd.	2,684	82,343
Gilat Satellite Networks, Ltd.	9,844	81,085
Hadera Paper, Ltd.	1,104	84,023
Hamlet Israel-Canada, Ltd.	1,610	32,491
Harel Insurance Investments & Financial Services, Ltd.	43,597	288,060
Hilan, Ltd.	4,800	130,768
IDI Insurance Co., Ltd.	2,042	97,674
IES Holdings, Ltd.	569	29,530
Industrial Buildings Corp., Ltd. (a)	50,025	81,107
Inrom Construction Industries, Ltd.	15,928	54,815
Israel Canada T.R., Ltd.	23,885	25,602
Israel Land Development Co., Ltd. (The) (a)	3,950	32,403
Isras Investment Co., Ltd.	454	63,545
Issta Lines, Ltd.	550	9,092
Kamada, Ltd. (a)	11,729	67,396
Kerur Holdings, Ltd.	1,544	38,019
Klil Industries, Ltd.	175	13,527
Maabarot Products, Ltd.	3,435	39,442
Magic Software Enterprises, Ltd.	9,462	80,948
Malam - Team, Ltd.	335	35,602
Matrix IT, Ltd.	10,787	136,613
Maytronics, Ltd.	14,096	91,445
Mediterranean Towers, Ltd.	731	1,314
Mega Or Holdings, Ltd.	4,941	61,604
Meitav Dash Investments, Ltd.	5,193	15,376
Melisron, Ltd.	4,351	221,520
Menora Mivtachim Holdings, Ltd.	11,310	138,667
Migdal Insurance & Financial Holding, Ltd.	74,479	70,130
Mivtach Shamir Holdings, Ltd.	1,401	26,361
Naphtha Israel Petroleum Corp., Ltd.	14,775	93,916

Israel—(Continued)
Nawi Brothers, Ltd.	4,888	26,179
Neto ME Holdings, Ltd.	788	71,105
Nova Measuring Instruments, Ltd. (a) (c)	8,789	215,613
NR Spuntech Industries, Ltd.	3,848	10,731
Oil Refineries, Ltd. (a)	418,554	204,992
One Software Technologies, Ltd.	900	37,063
OPC Energy, Ltd.	7,174	44,164
Partner Communications Co., Ltd. (a)	29,635	113,274
Paz Oil Co., Ltd.	1,819	271,675
Perion Network, Ltd. (a)	1,082	2,916
Phoenix Holdings, Ltd. (The)	20,176	104,930
Plasson Industries, Ltd.	1,729	75,849
Priortech, Ltd. (a)	1,133	10,588
Rami Levi Chain Stores Hashikma Marketing, Ltd.	1,803	91,157
Redhill Biopharma, Ltd. (a)	52,754	43,532
Scope Metals Group, Ltd.	1,844	48,858
Shapir Engineering & Industry, Ltd.	27,416	93,922
Shikun & Binui, Ltd. (a)	73,332	175,856
Shufersal, Ltd.	38,063	245,828
Summit Real Estate Holdings, Ltd.	4,127	36,600
Suny Cellular Communication, Ltd. (a)	16,495	9,611
Tadiran Holdings, Ltd.	568	14,188
Union Bank of Israel (a)	7,545	35,702
YH Dimri Construction & Development, Ltd.	663	10,709

		7,704,652

Italy—4.1%
A/S Roma S.p.A. (a)	31,585	17,398
A2A S.p.A.	449,922	821,880
ACEA S.p.A.	23,394	395,725
Aeffe S.p.A. (a)	11,359	37,279
Amplifon S.p.A.	30,504	593,897
Anima Holding S.p.A.	64,551	264,018
Aquafil S.p.A.	3,537	39,729
Arnoldo Mondadori Editore S.p.A. (a)	63,913	111,157
Ascopiave S.p.A.	28,294	111,573
Astaldi S.p.A. (a) (e)	20,559	16,660
Autogrill S.p.A.	41,121	395,718
Avio S.p.A.	4,004	56,415
Azimut Holding S.p.A. (e)	39,680	674,709
B&C Speakers S.p.A.	1,431	19,951
Banca Carige S.p.A. (a) (b) (c) (d)	156,432	263
Banca Farmafactoring S.p.A.	28,984	176,501
Banca Finnat Euramerica S.p.A.	50,851	19,335
Banca Generali S.p.A.	18,858	469,318
Banca IFIS S.p.A.	7,714	127,343
Banca Mediolanum S.p.A.	11,406	80,838
Banca Popolare dell’Emilia Romagna SC (e)	202,667	830,128
Banca Popolare di Sondrio Scarl	173,614	474,982
Banca Profilo S.p.A.	117,883	21,845
Banca Sistema S.p.A.	9,271	15,608
Banco BPM S.p.A. (e)	488,208	1,009,536
Banco di Desio e della Brianza S.p.A.	20,306	45,107
BasicNet S.p.A.	7,658	46,552
BE	29,207	32,305
Biesse S.p.A.	6,021	130,956

BHFTII-72

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Brembo S.p.A.	45,165	$514,017
Brunello Cucinelli S.p.A.	9,914	341,006
Buzzi Unicem S.p.A.	27,815	570,299
Cairo Communication S.p.A.	24,474	103,611
Cementir Holding S.p.A.	21,979	155,098
Cerved Group S.p.A. (a)	48,374	481,029
CIR-Compagnie Industriali Riunite S.p.A.	157,057	192,461
Credito Emiliano S.p.A.	35,381	199,422
Credito Valtellinese S.p.A. (a)	2,927,424	235,609
d’Amico International Shipping S.A. (a)	60,320	5,874
Danieli & C Officine Meccaniche S.p.A.	4,846	97,115
Datalogic S.p.A.	8,028	187,387
De’Longhi S.p.A.	18,916	510,694
DeA Capital S.p.A.	32,300	51,384
DiaSorin S.p.A.	6,863	691,915
doBank S.p.A.	3,536	47,425
Emak S.p.A.	16,360	23,792
Enav S.p.A.	45,852	250,022
ERG S.p.A.	21,603	408,963
Esprinet S.p.A.	14,507	52,410
Eurotech S.p.A. (a) (e)	13,076	61,807
Falck Renewables S.p.A.	49,296	178,937
Fiera Milano S.p.A. (a)	10,587	57,832
Fila S.p.A. (e)	4,557	65,225
Fincantieri S.p.A. (a)	93,136	114,552
FNM S.p.A.	55,327	33,146
Geox S.p.A.	34,378	63,730
Gruppo Editoriale L’Espresso S.p.A. (a) (e)	52,528	21,781
Gruppo MutuiOnline S.p.A.	7,677	158,975
Hera S.p.A.	231,619	837,840
IMMSI S.p.A.	100,436	52,973
Industria Macchine Automatiche S.p.A. (e)	5,461	407,882
Infrastrutture Wireless Italiane S.p.A.	15,225	136,190
Intek Group S.p.A. (a)	80,757	30,800
Interpump Group S.p.A.	22,700	740,961
Iren S.p.A.	231,134	589,738
Italgas S.p.A.	134,949	834,296
Italmobiliare S.p.A.	3,185	72,471
IVS Group S.A.	3,181	38,260
Juventus Football Club S.p.A. (a) (e)	147,435	251,509
La Doria S.p.A.	3,877	35,014
Leonardo S.p.A.	39,767	463,687
LU-VE S.p.A.	1,198	15,790
Maire Tecnimont S.p.A.	42,334	161,596
MARR S.p.A.	13,428	305,556
Massimo Zanetti Beverage Group S.p.A.	1,925	12,913
Mediaset S.p.A. (a) (e)	192,042	586,792
Openjobmetis S.p.A. agenzia per il lavoro	1,209	9,657
OVS S.p.A. (a)	23,352	42,876
Piaggio & C S.p.A.	71,430	174,310
Prima Industrie S.p.A.	1,853	41,139
Prysmian S.p.A.	802	15,182
RAI Way S.p.A.	18,059	93,234
Reno de Medici S.p.A.	46,743	34,517
Reply S.p.A.	6,572	423,516
Retelit S.p.A.	36,769	60,767
Rizzoli Corriere Della Sera Mediagroup S.p.A.	39,016	55,921

Italy—(Continued)
Sabaf S.p.A.	3,059	54,971
SAES Getters S.p.A.	1,416	34,948
Safilo Group S.p.A. (a)	12,212	9,786
Saipem S.p.A. (a)	191,240	1,010,955
Salini Impregilo S.p.A. (e)	70,140	163,231
Salvatore Ferragamo S.p.A. (e)	16,352	350,898
Saras S.p.A.	155,019	287,284
Servizi Italia S.p.A.	1,701	7,547
Sesa S.p.A.	2,065	65,859
Societa Cattolica di Assicurazioni SC	61,974	592,172
Societa Iniziative Autostradali e Servizi S.p.A.	25,981	450,322
Sogefi S.p.A. (a) (e)	24,822	42,835
SOL S.p.A.	11,001	139,729
Tamburi Investment Partners S.p.A.	36,575	256,161
Technogym S.p.A.	25,428	313,049
Tinexta S.p.A. (a)	4,224	47,386
Tiscali S.p.A. (a)	802,477	12,965
Tod’s S.p.A. (a) (e)	3,954	183,227
Trevi Finanziaria Industriale S.p.A. (a)	31,414	10,548
TXT e-solutions S.p.A.	980	9,897
Uni Land S.p.A. (b) (c) (d)	4,937	0
Unieuro S.p.A. (a)	902	13,352
Unione di Banche Italiane S.p.A. (e)	325,151	860,604
Unipol Gruppo Finanziario S.p.A.	126,457	629,986
UnipolSai Assicurazioni S.p.A.	127,672	345,014
Zignago Vetro S.p.A.	11,476	128,469

		25,458,826

Japan—22.9%
77 Bank, Ltd. (The)	12,800	179,270
A&A Material Corp.	1,200	11,246
A&D Co., Ltd.	6,000	41,590
A/S One Corp.	2,300	183,025
Abist Co., Ltd.	600	17,340
Achilles Corp.	6,500	112,529
Ad-sol Nissin Corp.	900	13,053
Adastria Co., Ltd. (e)	9,240	205,864
ADEKA Corp.	26,000	381,818
Adtec Plasma Technology Co., Ltd.	600	3,457
Advan Co., Ltd.	6,700	61,802
Advance Create Co., Ltd.	800	13,276
Advanex, Inc.	900	13,085
Advantage Risk Management Co., Ltd.	1,300	10,114
Adventure, Inc.	600	28,970
Aeon Delight Co., Ltd.	3,600	140,086
Aeon Fantasy Co., Ltd.	2,400	62,200
Aeon Hokkaido Corp.	2,600	17,715
Aeria, Inc. (a)	2,200	12,585
Ahresty Corp.	9,200	52,679
Ai Holdings Corp.	12,200	202,104
Aichi Bank, Ltd. (The)	2,600	80,825
Aichi Corp.	10,800	68,412
Aichi Steel Corp.	4,300	133,848
Aichi Tokei Denki Co., Ltd.	1,900	69,796
Aida Engineering, Ltd.	20,700	149,949
Aiful Corp. (a)	77,300	194,656

BHFTII-73

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Aiphone Co., Ltd.	4,600	$72,568
Airport Facilities Co., Ltd.	7,500	37,562
Aisan Industry Co., Ltd.	10,400	64,143
AIT Corp.	2,200	22,178
Aizawa Securities Co., Ltd.	13,800	83,866
Akatsuki, Inc.	500	28,848
Akebono Brake Industry Co., Ltd. (a) (e)	32,600	36,586
Akita Bank, Ltd. (The)	6,200	125,906
Albis Co., Ltd.	800	16,753
Alconix Corp.	6,400	66,398
Alinco, Inc.	5,800	51,736
Allied Telesis Holdings KK (a)	13,900	11,488
Alpen Co., Ltd.	7,000	108,136
Alpha Corp.	2,200	26,371
Alpha Systems, Inc.	3,140	74,555
Alps Logistics Co., Ltd.	6,000	43,855
Altech Corp.	5,200	86,870
Amano Corp.	19,600	462,869
Amiyaki Tei Co., Ltd.	1,100	34,696
Amuse, Inc.	3,600	76,387
Anabuki Kosan, Inc.	400	10,620
Anest Iwata Corp.	10,400	91,441
Anicom Holdings, Inc.	4,500	121,959
AOI Electronics Co., Ltd.	1,100	24,165
AOI TYO Holdings, Inc.	6,428	45,737
AOKI Holdings, Inc.	15,900	166,808
Aomori Bank, Ltd. (The)	6,900	183,286
Aoyama Trading Co., Ltd.	14,500	330,349
Aoyama Zaisan Networks Co., Ltd.	1,400	19,921
Apaman Co., Ltd.	2,100	14,843
Arakawa Chemical Industries, Ltd.	6,600	81,251
Arata Corp.	4,200	145,022
Araya Industrial Co., Ltd.	2,600	37,067
Arcland Sakamoto Co., Ltd.	10,600	143,777
Arcland Service Holdings Co., Ltd.	2,800	51,362
Arcs Co., Ltd.	13,364	294,168
Arealink Co., Ltd.	3,100	25,115
Argo Graphics, Inc.	5,600	119,832
Arisawa Manufacturing Co., Ltd.	14,300	102,920
Arrk Corp. (a)	22,600	21,725
Artnature, Inc.	5,000	28,701
Asahi Broadcasting Corp.	2,400	16,814
Asahi Co., Ltd.	4,500	62,246
Asahi Diamond Industrial Co., Ltd.	21,200	146,768
Asahi Holdings, Inc.	9,000	162,793
Asahi Kogyosha Co., Ltd.	1,700	45,817
Asahi Net, Inc.	5,000	24,636
Asahi Printing Co., Ltd.	400	3,987
ASAHI YUKIZAI Corp.	5,000	73,843
Asahipen Corp.	400	6,373
Asante, Inc.	800	15,772
Asanuma Corp.	2,400	53,508
Asax Co., Ltd.	5,400	25,389
Ashimori Industry Co., Ltd.	1,600	23,140
ASKA Pharmaceutical Co., Ltd.	7,500	77,774
ASKUL Corp.	1,400	35,013
Asukanet Co., Ltd.	1,300	15,254

Japan—(Continued)
Asunaro Aoki Construction Co., Ltd.	5,800	51,351
Ateam, Inc.	2,900	47,303
Atom Corp. (e)	14,300	127,103
Atrae, Inc. (a)	700	24,582
Atsugi Co., Ltd.	6,100	53,218
Aucfan Co., Ltd. (a)	1,700	16,475
Aucnet, Inc.	700	8,205
Autobacs Seven Co., Ltd.	22,700	377,464
Avant Corp.	1,000	14,167
Avex, Inc.	12,000	160,068
Awa Bank, Ltd. (The)	14,600	372,010
Axell Corp. (a)	3,800	19,038
Axial Retailing, Inc.	5,100	157,132
Azia Co., Ltd.	1,500	18,571
Bando Chemical Industries, Ltd.	15,400	148,198
Bank of Iwate, Ltd. (The)	6,000	177,733
Bank of Kochi, Ltd. (The)	1,600	11,718
Bank of Nagoya, Ltd. (The)	5,400	174,411
Bank of Okinawa, Ltd. (The)	9,160	285,665
Bank of Saga, Ltd. (The)	6,100	105,126
Bank of the Ryukyus, Ltd.	15,800	161,339
Baroque Japan, Ltd.	1,100	8,585
BayCurrent Consulting, Inc.	3,700	116,624
Beenos, Inc. (a)	3,200	34,990
Belc Co., Ltd.	2,800	126,915
Bell System24 Holdings, Inc.	6,900	85,675
Belluna Co., Ltd.	13,800	107,390
Bengo4.com, Inc. (a)	1,200	47,743
Billing System Corp.	500	16,534
Biofermin Pharmaceutical Co., Ltd.	500	10,604
BML, Inc.	7,600	220,777
Bookoff Group Holdings, Ltd.	4,700	35,311
Bourbon Corp.	600	10,179
BP Castrol KK	2,600	32,559
Br Holdings Corp.	7,400	22,470
BrainPad, Inc. (a)	1,100	59,116
Broadleaf Co., Ltd.	24,600	129,680
BRONCO BILLY Co., Ltd.	2,400	57,234
Bull-Dog Sauce Co., Ltd.	600	11,359
Bunka Shutter Co., Ltd.	19,000	137,977
Business Brain Showa-Ota, Inc.	800	13,718
C Uyemura & Co., Ltd.	2,800	164,260
C.I. Takiron Corp.	18,000	97,844
CAC Holdings Corp.	6,200	82,629
Can Do Co., Ltd.	3,500	53,547
Canare Electric Co., Ltd.	800	14,029
Canon Electronics, Inc.	7,400	117,441
Capital Asset Planning, Inc.	800	11,165
Career Design Center Co., Ltd.	1,600	18,598
CareerIndex, Inc. (a)	1,600	13,062
Carlit Holdings Co., Ltd.	7,300	51,513
Cawachi, Ltd.	5,700	91,530
Central Automotive Products, Ltd.	2,300	34,483
Central Glass Co., Ltd.	15,000	330,238
Central Security Patrols Co., Ltd.	1,600	70,389
Central Sports Co., Ltd.	1,600	45,693
Ceres, Inc.	1,100	20,734

BHFTII-74

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Charm Care Corp.	1,600	$20,979
Chiba Kogyo Bank, Ltd. (The)	16,000	43,360
Chikaranomoto Holdings Co., Ltd.	1,000	7,108
Chilled & Frozen Logistics Holdings Co., Ltd.	2,800	31,369
CHIMNEY Co., Ltd.	1,400	33,343
Chino Corp.	2,700	31,314
Chiyoda Co., Ltd.	5,800	93,474
Chiyoda Integre Co., Ltd.	4,600	85,393
Chofu Seisakusho Co., Ltd.	5,700	118,414
Chori Co., Ltd.	5,000	70,439
Chubu Shiryo Co., Ltd.	7,900	83,469
Chudenko Corp.	8,600	175,724
Chuetsu Pulp & Paper Co., Ltd.	3,500	43,988
Chugai Mining Co., Ltd. (a)	68,200	12,319
Chugai Ro Co., Ltd.	2,900	46,007
Chugoku Bank, Ltd. (The)	2,200	20,677
Chugoku Marine Paints, Ltd.	22,000	197,380
Chukyo Bank, Ltd. (The)	3,900	80,048
Chuo Gyorui Co., Ltd.	200	5,093
Chuo Spring Co., Ltd.	1,400	37,361
Citizen Watch Co., Ltd.	47,700	266,619
CKD Corp.	17,300	156,848
Cleanup Corp.	7,300	39,133
CMIC Holdings Co., Ltd.	3,900	54,214
CMK Corp. (a)	18,200	106,761
Cocokara fine, Inc.	5,700	226,592
COLOPL, Inc.	11,000	68,480
Colowide Co., Ltd. (e)	14,200	294,651
Como Co., Ltd.	400	8,568
Computer Engineering & Consulting, Ltd.	9,600	179,872
Computer Institute of Japan, Ltd.	2,000	15,153
Comture Corp.	2,700	89,116
CONEXIO Corp.	4,600	58,064
COOKPAD, Inc.	6,300	15,859
Core Corp.	2,500	26,295
Corona Corp.	5,600	53,372
Cosel Co., Ltd.	9,900	104,608
Cosmo Energy Holdings Co., Ltd.	3,200	64,260
Cosmos Initia Co., Ltd.	3,500	17,732
Cota Co., Ltd.	2,640	30,849
CRE, Inc.	1,500	13,058
Create Medic Co., Ltd.	1,800	15,527
Create Restaurants Holdings, Inc. (e)	9,500	117,531
Create SD Holdings Co., Ltd.	6,000	141,657
Creek & River Co., Ltd.	1,300	13,847
Cresco, Ltd.	2,000	60,303
CRI Middleware Co., Ltd. (a)	800	30,302
CTI Engineering Co., Ltd.	4,800	65,422
CTS Co., Ltd.	8,900	50,139
Cube System, Inc.	4,700	34,013
Cyber Com Co., Ltd.	1,100	21,409
Cyberstep, Inc. (a)	1,200	15,573
Cybozu, Inc.	6,400	54,751
Dai Nippon Toryo Co., Ltd.	9,400	94,210
Dai-Dan Co., Ltd.	6,000	139,317
Dai-ichi Seiko Co., Ltd.	3,100	29,476
Daibiru Corp.	19,800	188,345

Japan—(Continued)
Daido Kogyo Co., Ltd.	2,000	15,397
Daido Metal Co., Ltd.	11,200	71,894
Daido Steel Co., Ltd.	2,100	83,013
Daidoh, Ltd.	10,800	31,702
Daihatsu Diesel Manufacturing Co., Ltd.	9,000	50,549
Daihen Corp. (e)	7,200	185,639
Daiho Corp.	5,000	146,467
Daiichi Jitsugyo Co., Ltd.	2,800	81,019
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,000	36,780
Daiken Corp.	4,800	93,566
Daiken Medical Co., Ltd.	4,400	22,141
Daiki Aluminium Industry Co., Ltd.	9,000	54,153
Daiki Axis Co., Ltd.	1,300	9,754
Daiko Denshi Tsushin, Ltd.	1,300	7,299
Daikoku Denki Co., Ltd.	2,700	37,631
Daikokutenbussan Co., Ltd.	1,900	65,952
Daikyonishikawa Corp.	7,700	70,819
Dainichi Co., Ltd.	4,100	25,222
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,000	136,723
Daio Paper Corp. (e)	14,000	172,302
Daiseki Co., Ltd.	10,700	261,051
Daiseki Eco. Solution Co., Ltd.	2,400	14,228
Daishi Hokuetsu Financial Group, Inc.	15,100	427,759
Daishinku Corp.	2,600	25,068
Daisue Construction Co., Ltd.	2,300	19,131
Daito Bank, Ltd. (The)	5,200	29,947
Daito Pharmaceutical Co., Ltd.	3,960	98,927
Daitron Co., Ltd.	2,400	36,668
Daiwa Industries, Ltd.	11,000	112,866
Daiwabo Holdings Co., Ltd.	6,100	352,178
Daiyu Lic Holdings Co., Ltd.	1,300	10,928
DCM Holdings Co., Ltd.	37,900	353,411
DD Holdings Co., Ltd.	1,500	24,570
Dear Life Co., Ltd.	4,700	18,003
Denki Kogyo Co., Ltd.	4,200	126,642
Densan System Co., Ltd.	1,700	53,870
Denyo Co., Ltd.	4,800	59,527
Descente, Ltd. (e)	5,100	133,919
Dexerials Corp.	10,900	72,576
Digital Arts, Inc.	2,600	213,037
Digital Information Technologies Corp.	1,300	18,021
Dip Corp. (e)	8,100	140,533
DKK-Toa Corp.	1,500	10,293
DKS Co., Ltd.	3,600	113,443
DMG Mori Co., Ltd.	17,900	222,759
DMW Corp.	700	13,574
Doshisha Co., Ltd.	8,200	128,060
Double Standard, Inc.	700	34,397
Doutor Nichires Holdings Co., Ltd.	11,500	218,577
Dowa Holdings Co., Ltd.	5,100	168,059
DSB Co., Ltd.	5,300	19,750
DTS Corp.	6,600	244,635
Duskin Co., Ltd.	13,700	327,004
DyDo Group Holdings, Inc.	2,700	121,993
Dynic Corp.	3,200	20,837
E-Guardian, Inc.	2,400	48,648
Eagle Industry Co., Ltd.	7,800	85,556

BHFTII-75

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Earth Corp.	300	$13,959
EAT&Co, Ltd.	1,400	21,176
Ebara Jitsugyo Co., Ltd.	2,500	45,651
Ebase Co., Ltd.	1,400	15,074
Eco’s Co., Ltd.	800	11,227
EDION Corp.	28,900	252,463
EF-ON, Inc.	2,600	18,074
eGuarantee, Inc.	8,200	81,977
Ehime Bank, Ltd. (The)	11,400	117,225
Eidai Co., Ltd.	10,000	37,512
Eighteenth Bank, Ltd. (The) (a)	7,000	173,452
Eiken Chemical Co., Ltd.	9,200	217,322
Eizo Corp.	6,300	250,955
Elan Corp.	3,200	42,825
Elecom Co., Ltd.	5,100	157,407
Elematec Corp.	4,000	61,262
EM Systems Co., Ltd.	3,600	43,412
en-japan, Inc.	1,500	43,980
Endo Lighting Corp.	2,600	17,934
Enigmo, Inc. (a)	2,300	59,598
Enplas Corp.	3,400	87,643
Enshu, Ltd.	2,300	24,288
EPS Holdings, Inc.	7,900	132,159
eRex Co., Ltd.	6,100	57,045
ES-Con Japan, Ltd.	7,900	52,188
Escrow Agent Japan, Inc.	5,100	11,817
ESPEC Corp.	7,100	132,566
Evolable Asia Corp. (a)	1,800	38,226
Excel Co., Ltd.	2,500	52,873
Exedy Corp.	11,600	252,281
Extreme Co., Ltd.	700	14,801
F&M Co., Ltd.	1,600	16,971
F-Tech, Inc.	3,600	29,049
F@N Communications, Inc.	9,600	48,974
Faith, Inc.	2,680	22,129
FALCO HOLDINGS Co., Ltd.	3,100	38,165
FCC Co., Ltd.	12,600	267,805
FDK Corp. (a)	2,500	22,710
Feed One Co., Ltd.	41,380	66,065
Ferrotec Holdings Corp.	10,400	104,446
FFRI, Inc. (a)	1,000	28,816
FIDEA Holdings Co., Ltd.	62,510	74,109
Fields Corp.	6,000	39,253
Financial Products Group Co., Ltd.	20,000	164,208
FINDEX, Inc.	3,900	28,602
First Brothers Co., Ltd.	900	9,329
First Juken Co., Ltd.	3,400	38,978
First-corp, Inc.	1,600	11,834
Fixstars Corp.	2,700	34,039
Forval Corp.	1,900	14,295
Foster Electric Co., Ltd.	8,800	132,835
France Bed Holdings Co., Ltd.	9,300	75,947
Freebit Co., Ltd.	2,100	18,238
Freund Corp.	2,400	18,045
Fronteo, Inc.	3,100	15,426
FTGroup Co., Ltd.	1,500	18,646
Fudo Tetra Corp.	6,030	78,922

Japan—(Continued)
Fuji Co., Ltd.	6,700	115,621
Fuji Corp.	12,100	161,496
Fuji Corp., Ltd.	8,600	63,749
Fuji Kyuko Co., Ltd.	6,500	244,774
Fuji Oil Co., Ltd. (e)	21,100	47,844
Fuji Pharma Co., Ltd.	4,600	72,831
Fuji Seal International, Inc.	4,700	170,198
Fuji Soft, Inc.	3,700	146,998
Fujibo Holdings, Inc.	3,700	88,148
Fujicco Co., Ltd.	7,100	138,215
Fujikura Kasei Co., Ltd.	9,500	51,158
Fujikura Rubber, Ltd.	5,800	22,823
Fujikura, Ltd.	69,700	263,901
Fujimi, Inc.	900	19,716
Fujimori Kogyo Co., Ltd.	4,800	132,402
Fujio Food System Co., Ltd.	600	16,683
Fujisash Co., Ltd.	24,500	19,746
Fujishoji Co., Ltd.	1,300	11,636
Fujita Kanko, Inc.	2,000	49,429
Fujitec Co., Ltd.	19,500	216,605
Fujitsu Frontech, Ltd.	4,500	41,278
Fujitsu General, Ltd.	12,300	174,275
Fujiya Co., Ltd.	1,200	23,645
FuKoKu Co., Ltd.	5,100	38,649
Fukuda Corp.	1,600	60,956
Fukui Bank, Ltd. (The)	9,200	141,156
Fukui Computer Holdings, Inc.	2,700	50,460
Fukushima Bank, Ltd. (The) (a)	11,200	38,366
Fukushima Industries Corp.	4,200	135,238
Fukuyama Transporting Co., Ltd.	7,700	296,955
FULLCAST Holdings Co., Ltd.	5,500	118,118
Fumakilla, Ltd.	2,500	32,551
Funai Electric Co., Ltd. (a) (e)	7,900	53,544
Funai Soken Holdings, Inc.	10,770	260,187
Furukawa Battery Co., Ltd. (The)	5,000	31,573
Furukawa Co., Ltd.	10,500	132,504
Furuno Electric Co., Ltd.	10,500	98,145
Furusato Industries, Ltd.	3,700	53,998
Furuya Metal Co., Ltd.	400	17,940
Furyu Corp.	2,400	21,452
Fuso Chemical Co., Ltd. (e)	4,000	67,557
Fuso Pharmaceutical Industries, Ltd.	2,600	59,539
Futaba Corp.	10,200	155,104
Futaba Industrial Co., Ltd.	19,600	96,890
Future Corp.	8,400	144,400
Fuyo General Lease Co., Ltd.	5,600	278,239
G-7 Holdings, Inc.	1,400	29,581
G-Tekt Corp.	7,700	106,966
Gakken Holdings Co., Ltd.	1,600	74,385
Gakkyusha Co., Ltd.	1,700	19,958
Gakujo Co., Ltd.	1,700	18,940
GCA Corp.	5,800	41,408
Gecoss Corp.	4,600	43,101
Genki Sushi Co., Ltd.	1,600	74,754
Genky DrugStores Co., Ltd.	2,400	51,997
Geo Holdings Corp.	12,300	171,045
Gfoot Co., Ltd.	2,100	12,484

BHFTII-76

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Giken, Ltd.	2,800	$85,950
GL Sciences, Inc.	1,000	14,095
GLOBERIDE, Inc.	3,500	83,416
Glory, Ltd.	8,900	214,001
GMO Click Holdings, Inc.	1,800	10,497
GMO Cloud K.K.	700	27,002
GMO internet, Inc.	14,900	244,408
Godo Steel, Ltd. (e)	4,100	61,414
Goldcrest Co., Ltd.	7,230	97,714
Golf Digest Online, Inc.	900	5,183
Grace Technology, Inc. (e)	900	16,462
Grandy House Corp.	3,600	14,526
Gree, Inc.	26,400	108,073
Greens Co., Ltd.	1,000	13,202
GS Yuasa Corp.	11,000	216,533
GSI Creos Corp.	2,800	29,395
Gun-Ei Chemical Industry Co., Ltd.	1,800	42,148
Gunosy, Inc. (a)	3,100	67,164
Gunze, Ltd.	6,900	279,788
Gurunavi, Inc.	8,500	53,472
H-One Co., Ltd.	6,000	48,665
H2O Retailing Corp.	7,600	106,199
HABA Laboratories, Inc.	700	44,221
Hagihara Industries, Inc.	4,000	51,828
Hakudo Co., Ltd.	1,500	21,110
Hakuto Co., Ltd.	5,900	62,770
Hakuyosha Co., Ltd.	800	21,146
Hamakyorex Co., Ltd.	5,600	215,214
Hamee Corp.	1,800	13,408
Hanwa Co., Ltd.	12,800	358,345
Happinet Corp.	5,000	64,615
Hard Off Corp. Co., Ltd.	3,700	26,465
Harima Chemicals Group, Inc.	7,100	66,269
Haruyama Holdings, Inc.	5,400	42,127
Hazama Ando Corp.	54,490	366,589
Hearts United Group Co., Ltd.	2,600	30,338
Heiwa Real Estate Co., Ltd.	14,400	277,715
Heiwado Co., Ltd.	11,200	238,636
Helios Techno Holding Co., Ltd.	2,900	17,505
HI-LEX Corp.	7,700	144,754
Hibiya Engineering, Ltd.	7,800	133,455
Hiday Hidaka Corp.	6,396	123,952
Himaraya Co., Ltd.	2,600	22,304
Hinokiya Group Co., Ltd.	1,500	29,286
Hioki EE Corp.	2,300	99,111
Hirakawa Hewtech Corp.	800	10,366
Hiramatsu, Inc.	14,800	45,643
Hirano Tecseed Co., Ltd.	500	7,829
Hirata Corp.	1,700	117,720
Hirose Tusyo, Inc.	300	4,668
Hiroshima Gas Co., Ltd.	3,600	11,235
Hisaka Works, Ltd.	9,600	79,572
Hitachi Maxell, Ltd.	10,600	150,678
Hitachi Zosen Corp.	61,600	189,766
Hito Communications Holdings, Inc.	1,700	24,327
Hochiki Corp.	4,600	46,355
Hodogaya Chemical Co., Ltd.	1,800	52,559

Japan—(Continued)
Hogy Medical Co., Ltd.	7,100	251,076
Hokkaido Electric Power Co., Inc.	40,100	230,564
Hokkaido Gas Co., Ltd.	5,400	70,245
Hokkan Holdings, Ltd.	5,000	86,844
Hokko Chemical Industry Co., Ltd.	8,000	40,554
Hokkoku Bank, Ltd. (The)	10,100	317,623
Hokuetsu Corp.	47,900	280,556
Hokuetsu Industries Co., Ltd.	7,000	73,125
Hokuhoku Financial Group, Inc.	23,700	247,389
Hokuriku Electric Industry Co., Ltd.	2,800	26,815
Hokuriku Electric Power Co. (a)	30,400	239,125
Hokuriku Electrical Construction Co., Ltd.	3,000	24,158
Hokuriku Gas Co., Ltd.	1,000	27,243
Hokuto Corp.	7,100	123,040
Honda Tsushin Kogyo Co., Ltd.	6,100	29,301
Honeys Holdings Co., Ltd.	6,930	69,181
Honma Golf, Ltd.	27,000	28,547
Hoosiers Holdings Co., Ltd.	8,000	46,788
Hosiden Corp.	20,000	168,169
Hosokawa Micron Corp.	2,200	98,714
Hotland Co., Ltd.	900	13,146
House Do Co., Ltd.	600	7,643
Howa Machinery, Ltd.	5,700	49,291
Hyakugo Bank, Ltd. (The)	88,000	280,316
Hyakujushi Bank, Ltd. (The)	9,800	203,002
I K K, Inc.	3,100	21,651
I’rom Group Co., Ltd.	2,700	37,046
I-Net Corp.	3,520	41,950
I.K Co., Ltd.	900	4,686
Ibiden Co., Ltd.	21,000	319,733
IBJ Leasing Co., Ltd.	7,200	170,384
IBJ, Inc.	3,500	28,321
Ichibanya Co., Ltd.	2,100	91,862
Ichigo, Inc.	56,600	194,780
Ichiken Co., Ltd.	2,400	40,842
Ichikoh Industries, Ltd.	9,000	48,678
ICHINEN HOLDINGS Co., Ltd.	7,400	77,080
Ichiyoshi Securities Co., Ltd.	12,600	88,538
Icom, Inc.	3,800	75,877
Idec Corp.	7,500	129,960
IDOM, Inc. (e)	20,400	59,432
Ihara Science Corp.	900	9,786
Iino Kaiun Kaisha, Ltd.	32,200	108,789
IJT Technology Holdings Co., Ltd.	9,000	47,308
Ikegami Tsushinki Co., Ltd.	2,600	26,765
Imagica Group, Inc.	4,500	27,233
Imasen Electric Industrial	7,200	65,201
Imuraya Group Co., Ltd.	2,200	48,357
Inaba Denki Sangyo Co., Ltd.	8,100	314,081
Inaba Seisakusho Co., Ltd.	2,100	26,667
Inabata & Co., Ltd.	17,700	241,438
Inageya Co., Ltd.	9,700	111,836
Ines Corp.	9,500	113,274
Infocom Corp.	8,000	133,800
Infomart Corp.	15,400	188,110
Information Development Co.	2,600	32,707
Information Services International-Dentsu, Ltd.	4,300	148,450

BHFTII-77

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Innotech Corp.	8,200	$71,583
Insource Co., Ltd.	500	11,117
Intage Holdings, Inc.	11,600	90,276
Intelligent Wave, Inc.	3,400	22,881
Inter Action Corp.	1,700	25,875
Internet Initiative Japan, Inc.	9,800	198,654
Inui Global Logistics Co., Ltd.	5,355	43,443
IR Japan Holdings, Ltd.	1,400	23,003
Iriso Electronics Co., Ltd.	5,000	229,732
Ise Chemicals Corp.	1,000	27,907
Iseki & Co., Ltd.	7,400	109,292
Ishihara Sangyo Kaisha, Ltd.	12,200	124,781
Ishii Iron Works Co., Ltd.	900	16,037
Ishizuka Glass Co., Ltd.	500	7,773
Isolite Insulating Products Co., Ltd.	2,900	13,224
Istyle, Inc. (e)	9,800	81,770
ITbook Holdings Co., Ltd. (a)	3,900	14,139
Itfor, Inc.	6,800	58,958
Itochu Enex Co., Ltd.	19,400	156,618
Itochu-Shokuhin Co., Ltd.	2,400	102,675
Itoki Corp.	15,600	76,177
Itokuro, Inc. (a)	800	22,144
IwaiCosmo Holdings, Inc.	7,900	88,446
Iwaki & Co., Ltd.	9,000	32,573
Iwasaki Electric Co., Ltd.	2,500	31,438
Iwatani Corp.	8,700	279,565
Iwatsuka Confectionery Co., Ltd.	500	19,097
Iyo Bank, Ltd. (The)	16,000	84,926
J Trust Co., Ltd. (e)	11,600	39,723
J-Oil Mills, Inc.	4,000	148,987
JAC Recruitment Co., Ltd.	1,600	35,473
Jaccs Co., Ltd.	1,500	24,140
Jafco Co., Ltd.	6,400	229,868
Jalux, Inc.	2,400	54,838
Jamco Corp.	3,400	71,260
Janome Sewing Machine Co., Ltd.	7,099	30,588
Japan Asia Investment Co., Ltd. (a)	4,900	8,442
Japan Asset Marketing Co., Ltd. (a)	29,300	28,933
Japan Aviation Electronics Industry, Ltd.	12,000	167,612
Japan Best Rescue System Co., Ltd.	4,700	64,544
Japan Cash Machine Co., Ltd.	2,100	22,530
Japan Display, Inc. (a) (e)	81,900	51,409
Japan Elevator Service Holdings Co., Ltd.	2,400	48,911
Japan Foundation Engineering Co., Ltd.	10,200	34,853
Japan Investment Adviser Co., Ltd.	800	18,911
Japan Lifeline Co., Ltd. (e)	14,200	236,235
Japan Material Co., Ltd.	11,900	146,394
Japan Meat Co., Ltd.	2,000	35,650
Japan Medical Dynamic Marketing, Inc.	5,200	51,082
Japan Oil Transportation Co., Ltd.	700	18,153
Japan Petroleum Exploration Co., Ltd.	9,300	200,285
Japan Property Management Center Co., Ltd.	2,000	14,354
Japan Pulp & Paper Co., Ltd.	3,700	139,197
Japan Securities Finance Co., Ltd.	7,500	39,637
Japan Steel Works, Ltd. (The)	13,000	240,275
Japan Transcity Corp.	12,000	48,318
Japan Wool Textile Co., Ltd. (The)	19,700	168,315

Japan—(Continued)
Jastec Co., Ltd.	5,100	46,454
JBCC Holdings, Inc.	7,000	95,150
JCU Corp.	6,400	100,448
Jeol, Ltd.	11,000	199,153
JIG-SAW, Inc. (a)	900	23,928
Jimoto Holdings, Inc.	67,900	71,215
JINS, Inc.	4,200	226,967
JK Holdings Co., Ltd.	5,600	28,448
JMS Co., Ltd.	7,500	45,469
Joban Kosan Co., Ltd.	1,700	24,367
Joshin Denki Co., Ltd.	7,000	161,937
JP-Holdings, Inc.	17,900	49,321
JSP Corp.	5,100	112,738
Juki Corp.	11,200	112,000
Juroku Bank, Ltd. (The)	12,200	248,459
Justsystems Corp.	9,700	247,930
JVC Kenwood Corp.	53,300	129,183
K&O Energy Group, Inc.	5,400	74,363
kabu.com Securities Co., Ltd.	47,800	240,358
Kadokawa Dwango (a)	12,508	132,096
Kadoya Sesame Mills, Inc.	500	23,425
Kaga Electronics Co., Ltd.	7,200	132,819
Kakiyasu Honten Co., Ltd.	3,800	74,170
Kamakura Shinsho, Ltd.	2,400	30,988
Kameda Seika Co., Ltd.	4,100	196,685
Kamei Corp.	8,700	92,960
Kanaden Corp.	7,200	76,870
Kanagawa Chuo Kotsu Co., Ltd.	2,400	82,637
Kanamic Network Co., Ltd.	800	14,181
Kanamoto Co., Ltd.	8,800	218,451
Kandenko Co., Ltd.	300	2,570
Kanematsu Corp.	29,800	341,755
Kanematsu Electronics, Ltd.	3,900	118,229
Kanemi Co., Ltd.	100	2,760
Kansai Mirai Financial Group, Inc.	23,031	164,123
Kansai Super Market, Ltd.	1,200	11,189
Kanto Denka Kogyo Co., Ltd.	15,000	101,606
Kappa Create Co., Ltd. (a)	4,400	57,425
Kasai Kogyo Co., Ltd.	8,600	63,677
Katakura & Co-op Agri Corp.	1,600	16,463
Katakura Industries Co., Ltd.	9,500	108,467
Kato Sangyo Co., Ltd.	7,100	235,022
Kato Works Co., Ltd. (e)	3,800	89,795
Kawada Technologies, Inc.	1,500	106,951
Kawai Musical Instruments Manufacturing Co., Ltd.	2,600	67,946
Kawasaki Kinkai Kisen Kaisha, Ltd.	700	20,333
Kawasaki Kisen Kaisha, Ltd. (a) (e)	12,200	131,909
Kawasumi Laboratories, Inc.	4,900	34,863
KeePer Technical Laboratory Co., Ltd.	1,500	17,523
Keihanshin Building Co., Ltd.	14,500	141,851
Keihin Co., Ltd./Minato-Ku Tokyo Japan	2,300	28,602
Keihin Corp.	15,600	256,386
Keiyo Bank, Ltd. (The)	44,500	260,286
Keiyo Co., Ltd.	14,400	64,475
Kenedix, Inc.	46,300	232,098
Kenko Mayonnaise Co., Ltd.	4,100	81,585
KEY Coffee, Inc.	6,700	125,877

BHFTII-78

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
KFC Holdings Japan, Ltd.	4,000	$71,847
KH Neochem Co., Ltd.	6,200	149,849
Ki-Star Real Estate Co., Ltd.	1,300	19,610
Kimoto Co., Ltd.	14,900	23,061
Kimura Chemical Plants Co., Ltd.	3,300	11,236
King Jim Co., Ltd.	5,800	45,454
Kinki Sharyo Co., Ltd. (The) (a)	1,200	22,049
Kintetsu Department Store Co., Ltd.	1,900	59,918
Kintetsu World Express, Inc.	10,800	165,505
Kirindo Holdings Co., Ltd.	2,500	33,550
Kissei Pharmaceutical Co., Ltd.	8,100	212,289
Kita-Nippon Bank, Ltd. (The)	2,900	51,469
Kitagawa Iron Works Co., Ltd.	3,100	63,133
Kitano Construction Corp.	1,400	39,342
Kitanotatsujin Corp.	7,600	32,085
Kito Corp.	5,900	89,424
Kitz Corp.	31,200	229,239
Kiyo Bank, Ltd. (The)	25,000	349,279
KLab, Inc. (a) (e)	10,600	83,714
KNT-CT Holdings Co., Ltd. (a)	3,300	39,747
Koa Corp.	10,200	137,876
Koatsu Gas Kogyo Co., Ltd.	11,100	85,741
Kobe Electric Railway Co., Ltd. (a)	500	17,825
Kobelco Eco-Solutions Co., Ltd.	1,200	19,494
Kohnan Shoji Co., Ltd.	10,400	258,191
Kohsoku Corp.	4,000	43,974
Koike Sanso Kogyo Co., Ltd.	700	13,351
Kojima Co., Ltd. (a)	12,000	64,441
Kokusai Co., Ltd.	3,400	23,396
Kokuyo Co., Ltd.	16,300	239,390
KOMAIHALTEC, Inc.	1,800	30,202
Komatsu Seiren Co., Ltd.	10,200	74,707
Komatsu Wall Industry Co., Ltd.	2,700	46,021
KOMEDA Holdings Co., Ltd.	11,100	211,232
Komehyo Co., Ltd.	1,300	15,173
Komeri Co., Ltd.	12,300	301,989
Komori Corp.	18,900	214,609
Konaka Co., Ltd.	7,300	28,277
Kondotec, Inc.	7,900	71,836
Konishi Co., Ltd.	9,900	143,926
Konoike Transport Co., Ltd.	3,200	53,070
Kosaido Co., Ltd. (a)	3,700	26,906
Koshidaka Holdings Co., Ltd.	10,000	150,569
Kotobuki Spirits Co., Ltd.	6,000	230,259
Kourakuen Holdings Corp. (e)	2,900	69,411
Kozo Keikaku Engineering, Inc.	700	16,357
Krosaki Harima Corp.	1,900	95,408
KRS Corp.	2,200	40,776
KU Holdings Co., Ltd.	8,000	61,232
Kumagai Gumi Co., Ltd.	9,100	284,687
Kumiai Chemical Industry Co., Ltd.	21,195	150,247
Kura Corp. (e)	3,300	151,508
Kurabo Industries, Ltd.	7,600	139,647
Kureha Corp.	5,200	292,113
Kurimoto, Ltd.	3,500	46,124
Kushikatsu Tanaka Holdings Co.	1,100	26,365
KYB Corp. (a)	7,400	181,998

Japan—(Continued)
Kyodo Printing Co., Ltd.	3,000	66,730
Kyoei Steel, Ltd.	6,100	87,246
Kyokuto Boeki Kaisha, Ltd.	1,800	26,189
Kyokuto Kaihatsu Kogyo Co., Ltd.	11,400	152,955
Kyokuto Securities Co., Ltd.	7,600	70,703
Kyokuyo Co., Ltd.	3,500	89,755
KYORIN Holdings, Inc.	15,500	304,014
Kyoritsu Maintenance Co., Ltd.	4,918	244,617
Kyoritsu Printing Co., Ltd.	6,800	13,710
Kyosan Electric Manufacturing Co., Ltd.	16,000	52,680
Kyowa Electronic Instruments Co., Ltd.	8,000	29,385
Kyowa Leather Cloth Co., Ltd.	3,300	22,163
Kyushu Financial Group, Inc.	4,000	16,296
LAC Co., Ltd.	5,900	81,178
Lacto Japan Co., Ltd.	700	56,815
Land Business Co., Ltd.	1,700	12,382
Lasertec Corp.	10,600	445,532
LEC, Inc. (e)	8,800	113,070
Leopalace21 Corp. (a) (e)	82,400	165,412
Life Corp.	4,400	94,749
LIFULL Co., Ltd. (e)	17,000	89,273
Like Co., Ltd.	2,100	17,362
Linical Co., Ltd.	2,600	32,066
Link And Motivation, Inc. (e)	8,900	64,865
Lintec Corp.	8,400	181,893
Litalico, Inc. (a)	900	14,734
Look Holdings, Inc.	2,200	30,197
M&A Capital Partners Co., Ltd. (a)	1,200	55,032
Macnica Fuji Electronics Holdings, Inc.	14,550	199,467
Macromill, Inc.	8,000	96,704
Maeda Kosen Co., Ltd.	5,700	125,933
Maeda Road Construction Co., Ltd.	14,300	278,621
Maezawa Kasei Industries Co., Ltd.	5,700	53,038
Maezawa Kyuso Industries Co., Ltd.	3,900	67,068
Makino Milling Machine Co., Ltd.	8,000	330,817
Mamezou Holdings Co., Ltd.	4,800	45,246
Mamiya-Op Co., Ltd.	1,900	18,239
Mandom Corp.	6,900	177,625
Mani, Inc.	5,700	279,852
MarkLines Co., Ltd.	1,600	21,012
Mars Engineering Corp.	3,600	71,519
Marubun Corp.	8,200	47,245
Marudai Food Co., Ltd.	7,600	129,558
Marufuji Sheet Piling Co., Ltd.	1,300	26,975
Maruha Nichiro Corp.	5,400	193,668
Maruka Machinery Co., Ltd.	900	17,359
Marumae Co., Ltd.	1,000	6,191
Marusan Securities Co., Ltd. (e)	13,400	79,334
Maruwa Co., Ltd.	3,700	175,499
Maruwa Unyu Kikan Co., Ltd.	1,100	37,725
Maruyama Manufacturing Co., Inc.	1,500	18,636
Maruzen CHI Holdings Co., Ltd.	11,900	39,158
Maruzen Co. Ltd/Taito ward	400	7,510
Maruzen Showa Unyu Co., Ltd.	4,600	124,820
Marvelous, Inc.	9,500	73,805
Matching Service Japan Co., Ltd.	1,200	17,788
Matsuda Sangyo Co., Ltd.	5,900	74,410

BHFTII-79

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Matsui Construction Co., Ltd.	7,800	$50,221
Matsuya Co., Ltd.	8,800	80,112
Matsuya Foods Co., Ltd. (e)	2,500	83,352
Max Co., Ltd.	11,000	162,273
Maxvalu Nishinihon Co., Ltd.	2,400	37,300
Maxvalu Tokai Co., Ltd.	3,500	72,462
MCJ Co., Ltd.	14,000	102,579
MEC Co., Ltd.	5,800	53,520
Media Do Holdings Co., Ltd.	1,000	26,032
Medical Data Vision Co., Ltd. (a) (e)	3,800	37,036
Medical System Network Co., Ltd.	5,300	25,219
Medius Holdings Co., Ltd. (a)	1,800	11,228
MedPeer, Inc. (a)	1,600	37,080
Megachips Corp. (e)	4,800	74,069
Megmilk Snow Brand Co., Ltd.	8,000	195,189
Meidensha Corp.	11,600	159,640
Meiji Shipping Co., Ltd.	8,500	26,644
Meiko Electronics Co., Ltd. (e)	7,500	118,222
Meiko Network Japan Co., Ltd.	7,200	62,775
Meisei Industrial Co., Ltd.	13,500	91,515
Meitec Corp.	7,700	351,135
Meito Sangyo Co., Ltd.	3,000	41,336
Meiwa Corp.	8,100	32,727
Meiwa Estate Co., Ltd.	5,200	26,861
Members Co., Ltd.	1,800	28,120
Menicon Co., Ltd.	4,100	118,516
Mercuria Investment Co., Ltd.	2,100	12,774
Metaps, Inc. (a)	800	10,756
METAWATER Co., Ltd.	1,300	36,763
Michinoku Bank, Ltd. (The) (e)	5,700	82,850
Micronics Japan Co., Ltd.	5,800	38,609
Mie Kotsu Group Holdings, Inc.	4,000	20,351
Mikuni Corp.	3,000	11,541
Milbon Co., Ltd.	7,320	341,275
MIMAKI ENGINEERING Co., Ltd.	1,900	10,853
Mimasu Semiconductor Industry Co., Ltd.	6,800	90,815
Ministop Co., Ltd.	5,400	83,689
Miraca Holdings, Inc.	14,400	358,974
Miraial Co., Ltd.	2,900	31,251
Mirait Holdings Corp.	24,080	352,148
Miroku Jyoho Service Co., Ltd.	5,900	151,773
Misawa Homes Co., Ltd.	6,700	48,088
Mitani Corp.	6,900	352,274
Mitani Sekisan Co., Ltd.	4,100	112,020
Mito Securities Co., Ltd.	24,000	44,746
Mitsuba Corp.	12,300	69,499
Mitsubishi Logisnext Co., Ltd.	8,000	87,430
Mitsubishi Paper Mills, Ltd. (a)	12,000	60,539
Mitsubishi Pencil Co., Ltd.	5,300	102,823
Mitsubishi Research Institute, Inc.	2,000	60,601
Mitsubishi Shokuhin Co., Ltd.	4,800	125,643
Mitsubishi Steel Manufacturing Co., Ltd.	5,900	82,035
Mitsuboshi Belting, Ltd.	8,500	151,395
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	30,000	284,131
Mitsui High-Tec, Inc. (e)	9,500	86,919
Mitsui Matsushima Co., Ltd.	5,200	57,904
Mitsui Mining & Smelting Co., Ltd.	11,600	299,225

Japan—(Continued)
Mitsui Sugar Co., Ltd.	6,100	150,267
Mitsui-Soko Holdings Co., Ltd.	7,400	122,084
Mitsumura Printing Co., Ltd.	500	10,416
Mitsuuroko Group Holdings Co., Ltd.	12,900	98,745
Mixi, Inc.	5,000	115,994
Miyaji Engineering Group, Inc.	1,800	30,460
Miyazaki Bank, Ltd. (The)	6,000	150,608
Miyoshi Oil & Fat Co., Ltd.	2,800	28,469
Mizuno Corp.	6,600	153,340
Mochida Pharmaceutical Co., Ltd.	5,400	277,577
Modec, Inc.	5,100	145,608
Monex Group, Inc. (e)	65,600	228,231
Money Partners Group Co., Ltd.	7,100	19,628
Monogatari Corp. (The)	1,700	138,583
MORESCO Corp.	2,500	33,189
Morinaga Milk Industry Co., Ltd. (e)	10,400	353,692
Morita Holdings Corp.	11,200	184,956
Morozoff, Ltd.	900	40,119
Mory Industries, Inc.	2,800	59,631
Moshi Moshi Hotline, Inc.	6,600	57,715
Mr. Max Holdings, Ltd.	10,500	42,055
MTI, Ltd.	9,200	52,644
Mugen Estate Co., Ltd.	400	2,177
Murakami Corp.	3,000	66,675
Musashi Seimitsu Industry Co., Ltd.	15,800	215,012
Musashino Bank, Ltd. (The)	11,200	224,083
Mutoh Holdings Co., Ltd.	900	15,367
Mynet, Inc. (a)	1,000	9,106
N Field Co., Ltd.	1,300	8,907
NAC Co., Ltd.	3,600	32,859
Nachi-Fujikoshi Corp.	6,000	242,494
Nafco Co., Ltd.	1,400	20,094
Nagaileben Co., Ltd.	4,600	100,282
Nagano Bank, Ltd. (The)	3,500	53,186
Nagano Keiki Co., Ltd.	4,200	30,549
Nagase & Co., Ltd.	10,300	148,246
Nagatanien Holdings Co., Ltd.	4,000	90,121
Nagawa Co., Ltd.	2,800	153,333
Naigai Trans Line, Ltd.	1,100	13,204
Nakabayashi Co., Ltd.	5,500	26,554
Nakamuraya Co., Ltd.	1,600	61,328
Nakanishi, Inc.	13,600	266,187
Nakano Corp.	4,000	17,406
Nakayama Steel Works, Ltd.	6,300	28,758
Nakayamafuku Co., Ltd.	2,000	9,490
Namura Shipbuilding Co., Ltd.	18,956	61,972
Nanto Bank, Ltd. (The)	9,200	172,669
Narasaki Sangyo Co., Ltd.	800	13,597
Natori Co., Ltd.	2,600	38,757
NEC Capital Solutions, Ltd.	3,800	58,538
NEC Networks & System Integration Corp.	7,800	188,954
NET One Systems Co., Ltd.	14,700	371,559
Neturen Co., Ltd.	9,800	79,079
New Japan Chemical Co., Ltd. (a)	9,900	18,718
Nextage Co., Ltd.	5,900	63,813
Nexyz Group Corp.	2,500	49,708
NF Corp.	1,600	23,862

BHFTII-80

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nice Holdings, Inc.	3,100	$25,020
Nichi-iko Pharmaceutical Co., Ltd.	13,200	175,191
Nichia Steel Works, Ltd.	13,000	40,314
Nichias Corp.	16,500	327,947
Nichiban Co., Ltd.	4,000	85,010
Nichicon Corp.	20,100	184,349
Nichiden Corp.	5,200	74,113
Nichiha Corp.	9,000	248,262
NichiiGakkan Co., Ltd. (e)	11,800	139,787
Nichimo Co., Ltd.	1,600	24,094
Nichireki Co., Ltd.	9,000	89,083
Nihon Chouzai Co., Ltd.	1,660	56,291
Nihon Dempa Kogyo Co., Ltd. (a)	7,600	27,339
Nihon Eslead Corp.	2,700	37,172
Nihon Flush Co., Ltd.	3,000	56,360
Nihon House Holdings Co., Ltd.	15,000	64,030
Nihon Kagaku Sangyo Co., Ltd.	3,000	30,226
Nihon Nohyaku Co., Ltd. (e)	14,000	56,594
Nihon Parkerizing Co., Ltd.	22,900	287,236
Nihon Plast Co., Ltd.	2,500	17,906
Nihon Tokushu Toryo Co., Ltd.	2,900	30,313
Nihon Yamamura Glass Co., Ltd.	3,800	49,644
Nikkato Corp.	1,700	13,980
Nikkiso Co., Ltd.	18,600	218,493
Nikko Co., Ltd.	1,800	39,149
Nikkon Holdings Co., Ltd.	16,100	381,562
Nippon Air Conditioning Services Co., Ltd.	9,600	59,189
Nippon Beet Sugar Manufacturing Co., Ltd.	4,500	77,857
Nippon Carbide Industries Co., Inc.	2,300	31,250
Nippon Carbon Co., Ltd. (e)	3,000	134,059
Nippon Chemi-Con Corp.	5,900	101,923
Nippon Chemical Industrial Co., Ltd.	3,000	53,289
Nippon Chemiphar Co., Ltd.	800	21,184
Nippon Coke & Engineering Co., Ltd.	71,000	64,374
Nippon Commercial Development Co., Ltd.	2,500	33,713
Nippon Computer Dynamics Co., Ltd.	1,700	15,213
Nippon Concept Corp.	1,500	13,094
Nippon Concrete Industries Co., Ltd.	14,000	34,418
Nippon Denko Co., Ltd. (e)	43,865	89,195
Nippon Densetsu Kogyo Co., Ltd.	12,500	260,620
Nippon Felt Co., Ltd.	8,600	35,634
Nippon Filcon Co., Ltd.	5,200	24,643
Nippon Fine Chemical Co., Ltd.	4,300	46,807
Nippon Flour Mills Co., Ltd.	22,500	386,486
Nippon Gas Co., Ltd.	8,400	232,712
Nippon Hume Corp.	8,200	56,660
Nippon Kanzai Co., Ltd.	4,800	85,803
Nippon Kinzoku Co., Ltd.	1,900	20,869
Nippon Kodoshi Corp.	1,600	21,801
Nippon Koei Co., Ltd.	5,000	106,009
Nippon Koshuha Steel Co., Ltd.	3,100	14,587
Nippon Light Metal Holdings Co., Ltd.	198,000	435,998
Nippon Paper Industries Co., Ltd.	3,300	68,216
Nippon Parking Development Co., Ltd.	65,100	101,476
Nippon Pillar Packing Co., Ltd.	6,500	75,146
Nippon Piston Ring Co., Ltd.	3,200	45,541
Nippon Rietec Co., Ltd.	5,800	73,861

Japan—(Continued)
Nippon Road Co., Ltd. (The)	2,700	159,240
Nippon Seiki Co., Ltd.	15,000	242,883
Nippon Seisen Co., Ltd.	1,200	35,360
Nippon Sharyo, Ltd. (a) (e)	2,600	60,240
Nippon Sheet Glass Co., Ltd.	33,000	266,865
Nippon Signal Co., Ltd.	18,700	167,926
Nippon Soda Co., Ltd.	9,200	243,318
Nippon Steel & Sumikin Bussan Corp.	5,196	211,466
Nippon Suisan Kaisha, Ltd.	49,500	378,097
Nippon Systemware Co., Ltd.	1,300	26,684
Nippon Thompson Co., Ltd.	23,200	106,990
Nippon Valqua Industries, Ltd.	6,000	120,248
Nippon Yakin Kogyo Co., Ltd. (e)	54,000	123,134
Nishi-Nippon Financial Holdings, Inc.	25,200	214,599
Nishi-Nippon Railroad Co., Ltd.	9,400	227,966
Nishikawa Rubber Co., Ltd.	1,200	19,570
Nishimatsu Construction Co., Ltd.	19,400	430,385
Nishimatsuya Chain Co., Ltd.	10,400	87,479
Nishio Rent All Co., Ltd.	4,400	127,147
Nissan Shatai Co., Ltd.	1,300	11,287
Nissan Tokyo Sales Holdings Co., Ltd.	11,000	29,271
Nissei ASB Machine Co., Ltd. (e)	2,800	96,266
Nissei Corp.	3,700	38,493
Nissei Plastic Industrial Co., Ltd.	6,000	49,118
Nissha Co., Ltd.	7,200	76,513
Nisshin Fudosan Co.	12,300	51,596
Nisshin Oillio Group, Ltd. (The)	10,200	301,732
Nisshinbo Holdings, Inc.	41,320	362,482
Nissin Corp.	6,000	100,545
Nissin Electric Co., Ltd.	14,800	135,970
Nissin Kogyo Co., Ltd.	15,200	191,094
Nissin Sugar Co., Ltd.	600	10,980
Nissui Pharmaceutical Co., Ltd.	5,100	53,680
Nitta Corp.	6,800	221,899
Nitta Gelatin, Inc.	4,500	27,870
Nittan Valve Co., Ltd.	6,300	19,592
Nittetsu Mining Co., Ltd.	2,200	91,069
Nitto Boseki Co., Ltd.	9,800	175,851
Nitto FC Co., Ltd.	4,500	33,111
Nitto Fuji Flour Milling Co., Ltd.	400	22,221
Nitto Kogyo Corp.	9,000	180,226
Nitto Kohki Co., Ltd.	4,100	81,282
Nitto Seiko Co., Ltd.	12,500	67,049
Nittoc Construction Co., Ltd.	11,050	59,628
Nittoku Engineering Co., Ltd. (e)	2,200	55,992
NJS Co., Ltd.	3,300	43,723
Noevir Holdings Co., Ltd.	3,600	175,050
Nohmi Bosai, Ltd.	7,000	114,544
Nojima Corp.	5,600	102,013
Nomura Co., Ltd.	11,000	311,413
Noritake Co., Ltd.	4,200	201,823
Noritsu Koki Co., Ltd.	4,000	89,596
Noritz Corp.	11,400	178,059
North Pacific Bank, Ltd.	122,400	307,019
NS Tool Co., Ltd.	1,900	43,657
NS United Kaiun Kaisha, Ltd.	4,100	87,882
NSD Co., Ltd.	10,670	248,880

BHFTII-81

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
NTN Corp. (e)	34,100	$101,482
Nuflare Technology, Inc.	800	44,525
OAK Capital Corp.	15,500	21,234
Oat Agrio Co., Ltd.	200	3,085
Obara Group, Inc.	3,500	116,555
Odelic Co., Ltd.	1,000	34,702
Oenon Holdings, Inc.	21,000	77,885
Ogaki Kyoritsu Bank, Ltd. (The)	12,500	260,122
Ohara, Inc.	600	6,911
Ohashi Technica, Inc.	4,600	57,948
Ohsho Food Service Corp.	3,600	228,265
Oiles Corp.	8,000	127,824
Oita Bank, Ltd. (The)	5,700	178,188
Okabe Co., Ltd.	14,000	121,109
Okada Aiyon Corp.	1,900	22,594
Okamoto Industries, Inc.	3,200	161,670
Okamoto Machine Tool Works, Ltd.	1,400	32,504
Okamura Corp.	21,800	229,157
Okasan Securities Group, Inc.	29,000	107,972
Okaya Electric Industries Co., Ltd.	5,800	19,944
Oki Electric Industry Co., Ltd.	22,700	268,638
Okinawa Cellular Telephone Co.	4,400	140,016
Okinawa Electric Power Co., Inc. (The)	16,883	287,380
OKK Corp.	3,100	22,716
OKUMA Corp.	5,400	293,218
Okumura Corp.	11,400	362,710
Okura Industrial Co., Ltd.	3,000	48,339
Okuwa Co., Ltd.	10,000	100,527
Olympic Group Corp.	4,900	30,024
ONO Sokki Co., Ltd.	4,200	23,438
Onoken Co., Ltd.	6,500	91,288
Onward Holdings Co., Ltd.	49,000	259,387
Ootoya Holdings Co., Ltd.	600	12,150
Open Door, Inc. (a)	1,300	39,592
Optex Group Co., Ltd.	9,400	150,474
Organo Corp.	2,800	79,592
Origin Electric Co., Ltd.	3,400	61,257
Oro Co., Ltd.	100	5,755
Osaka Organic Chemical Industry, Ltd.	5,900	58,196
Osaka Soda Co., Ltd.	5,000	122,708
Osaka Steel Co., Ltd.	5,900	100,306
OSAKA Titanium Technologies Co., Ltd. (e)	4,100	62,695
Osaki Electric Co., Ltd.	11,000	68,601
OSG Corp.	13,300	257,676
OSJB Holdings Corp.	24,200	60,615
Otsuka Kagu, Ltd. (a) (e)	5,500	15,094
OUG Holdings, Inc.	700	16,269
Outsourcing, Inc.	23,700	295,171
Oyo Corp.	7,400	74,907
Pacific Industrial Co., Ltd.	16,700	235,332
Pacific Metals Co., Ltd. (e)	6,100	148,984
Pack Corp. (The)	4,600	141,302
Pal Group Holdings Co., Ltd.	3,800	103,388
Paraca, Inc.	300	5,332
Paramount Bed Holdings Co., Ltd.	6,000	267,304
Parco Co., Ltd.	8,100	74,162
Paris Miki Holdings, Inc.	10,600	37,768

Japan—(Continued)
Pasona Group, Inc.	6,200	94,212
PC Depot Corp.	1,900	7,612
PCI Holdings, Inc.	900	19,799
Penta-Ocean Construction Co., Ltd.	57,400	267,093
Pepper Food Service Co., Ltd. (e)	2,700	56,109
Phil Co., Inc. (a)	500	21,961
PIA Corp.	1,400	58,261
Pickles Corp.	800	14,056
Piolax, Inc.	10,500	202,836
Plenus Co., Ltd.	7,800	124,551
Poletowin Pitcrew Holdings, Inc.	7,900	79,351
Press Kogyo Co., Ltd.	37,000	196,616
Pressance Corp.	10,400	129,797
Prestige International, Inc.	13,400	169,067
Prima Meat Packers, Ltd.	9,600	178,765
Pro-Ship, Inc.	1,400	15,648
Pronexus, Inc.	6,700	74,243
Proto Corp.	4,400	79,573
PS Mitsubishi Construction Co., Ltd.	8,800	52,697
Punch Industry Co., Ltd.	2,700	13,953
Qol Co., Ltd.	4,200	57,315
Quick Co., Ltd.	2,500	40,607
Raccoon Co., Ltd.	2,300	14,843
Raito Kogyo Co., Ltd.	16,900	228,012
Rakus Co., Ltd.	2,900	53,026
Rasa Industries, Ltd.	2,600	34,634
Raysum Co., Ltd.	5,300	48,846
RECOMM Co., Ltd.	14,500	21,300
Remixpoint, Inc. (a)	6,300	17,313
Renaissance, Inc.	3,400	60,180
RENOVA, Inc. (a)	4,800	42,603
Renown, Inc. (a)	29,200	27,258
Resort Solution Co., Ltd.	400	14,459
Resorttrust, Inc.	14,500	196,913
Retail Partners Co., Ltd.	1,300	13,710
Rheon Automatic Machinery Co., Ltd.	5,000	71,906
Rhythm Watch Co., Ltd.	2,500	30,216
Riberesute Corp.	4,300	33,353
Ricoh Leasing Co., Ltd.	5,600	169,224
Ride On Express Holdings Co., Ltd.	1,700	18,096
Right On Co., Ltd.	5,900	39,352
Riken Corp.	3,500	159,359
Riken Keiki Co., Ltd.	6,000	115,752
Riken Technos Corp.	15,000	61,489
Riken Vitamin Co., Ltd.	2,700	85,666
Ringer Hut Co., Ltd. (e)	6,000	128,130
Rion Co., Ltd.	2,200	40,603
Riso Kagaku Corp.	9,458	150,157
Riso Kyoiku Co., Ltd.	34,770	160,377
Rock Field Co., Ltd.	6,600	97,650
Rokko Butter Co., Ltd.	3,600	69,738
Roland DG Corp.	3,000	63,252
Rorze Corp.	1,900	28,560
Round One Corp.	22,000	279,639
Royal Holdings Co., Ltd.	8,300	207,922
Rozetta Corp. (a)	700	20,800
RS Technologies Co., Ltd.	1,500	38,374

BHFTII-82

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Ryobi, Ltd.	9,400	$211,805
Ryoden Corp.	4,500	59,721
Ryosan Co., Ltd.	10,800	290,226
Ryoyo Electro Corp.	7,800	114,401
S Foods, Inc.	4,100	150,481
S&B Foods, Inc.	1,200	45,249
S-Pool, Inc.	700	14,234
Sac’s Bar Holdings, Inc.	6,850	71,090
Sagami Rubber Industries Co., Ltd.	1,000	18,046
Saibu Gas Co., Ltd.	12,200	263,890
Saizeriya Co., Ltd.	9,200	177,374
Sakai Chemical Industry Co., Ltd.	6,000	132,208
Sakai Heavy Industries, Ltd.	1,400	34,550
Sakai Moving Service Co., Ltd.	2,600	164,883
Sakai Ovex Co., Ltd.	1,600	26,182
Sakata INX Corp.	11,800	109,023
Sakura Internet, Inc.	4,400	19,750
Sala Corp.	12,900	71,945
SAMTY Co., Ltd.	2,600	35,360
San Holdings, Inc.	1,400	31,536
San ju San Financial Group, Inc.	7,870	109,744
San-A Co., Ltd.	5,700	228,453
San-Ai Oil Co., Ltd.	20,000	164,405
San-In Godo Bank, Ltd. (The)	59,000	424,322
Sanden Holdings Corp. (a) (e)	8,400	57,673
Sanei Architecture Planning Co., Ltd.	3,500	49,517
Sangetsu Corp.	17,200	312,916
Sanix, Inc. (a)	7,800	16,809
Sanken Electric Co., Ltd.	7,400	137,982
Sanki Engineering Co., Ltd.	17,900	196,032
Sanko Metal Industrial Co., Ltd.	1,000	25,170
Sankyo Frontier Co., Ltd.	1,000	31,701
Sankyo Seiko Co., Ltd.	13,400	57,399
Sankyo Tateyama, Inc.	9,600	129,456
Sanoh Industrial Co., Ltd.	10,100	46,220
Sansei Technologies, Inc.	800	11,131
Sanshin Electronics Co., Ltd. (e)	8,500	145,640
Sanyo Chemical Industries, Ltd.	4,200	194,898
Sanyo Denki Co., Ltd.	1,800	64,989
Sanyo Electric Railway Co., Ltd.	4,800	95,665
Sanyo Housing Nagoya Co., Ltd.	3,000	25,190
Sanyo Industries, Ltd.	1,300	21,960
Sanyo Shokai, Ltd.	5,100	79,657
Sanyo Special Steel Co., Ltd.	8,600	176,821
Sanyo Trading Co., Ltd.	600	10,151
Sapporo Holdings, Ltd.	13,200	289,421
Sata Construction Co., Ltd.	2,600	9,112
Sato Holdings Corp.	6,900	162,108
Sato Restaurant Systems Co., Ltd.	2,700	24,156
Sato Shoji Corp.	6,500	53,158
Satori Electric Co., Ltd.	5,500	46,870
Sawada Holdings Co., Ltd.	10,300	99,441
Saxa Holdings, Inc.	2,400	37,205
SBS Holdings, Inc.	6,900	116,242
Scala, Inc.	5,700	48,223
Scroll Corp.	13,100	44,490
SEC Carbon, Ltd.	200	17,659

Japan—(Continued)
Secom Joshinetsu Co., Ltd.	900	27,373
Seed Co., Ltd.	1,700	17,696
Seika Corp.	4,200	51,524
Seikagaku Corp.	700	7,609
Seikitokyu Kogyo Co., Ltd.	12,500	66,647
Seiko Holdings Corp. (e)	8,800	209,829
Seiren Co., Ltd.	19,100	282,892
Sekisui Jushi Corp.	10,200	180,208
Sekisui Plastics Co., Ltd.	10,300	82,953
Senko Group Holdings Co., Ltd.	31,000	257,656
Senshu Electric Co., Ltd.	2,400	58,857
Senshu Ikeda Holdings, Inc.	84,000	215,728
Senshukai Co., Ltd. (a)	11,000	23,719
SFP Holdings Co., Ltd.	1,500	25,788
Sharingtechnology, Inc. (a)	1,800	24,970
Shibaura Electronics Co., Ltd.	2,800	95,761
Shibaura Mechatronics Corp.	900	27,915
Shibusawa Warehouse Co., Ltd. (The)	4,200	63,905
Shibuya Corp.	4,800	142,571
Shidax Corp.	9,600	27,922
SHIFT, Inc. (a)	1,300	52,390
Shiga Bank, Ltd. (The) (e)	17,800	424,696
Shikibo, Ltd.	4,700	43,304
Shikoku Bank, Ltd. (The)	14,000	131,708
Shikoku Chemicals Corp.	13,000	142,389
Shima Seiki Manufacturing, Ltd.	4,900	150,915
Shimachu Co., Ltd.	19,600	510,793
Shimane Bank, Ltd. (The)	2,500	17,937
Shimizu Bank, Ltd. (The) (e)	3,400	55,957
Shimojima Co., Ltd.	6,300	64,617
Shin Nippon Air Technologies Co., Ltd.	4,600	80,564
Shin Nippon Biomedical Laboratories, Ltd. (a)	2,500	20,395
Shin-Etsu Polymer Co., Ltd.	16,900	125,124
Shin-Keisei Electric Railway Co., Ltd.	2,900	54,531
Shinagawa Refractories Co., Ltd.	2,000	56,905
Shindengen Electric Manufacturing Co., Ltd.	2,800	103,576
Shinkawa, Ltd. (a)	5,300	19,962
Shinko Electric Industries Co., Ltd.	27,600	212,348
Shinko Plantech Co., Ltd.	16,100	171,824
Shinko Shoji Co., Ltd. (e)	7,700	130,864
Shinmaywa Industries, Ltd.	34,000	423,479
Shinnihon Corp.	10,200	90,659
Shinoken Group Co., Ltd.	7,100	48,187
Shinsho Corp.	1,400	32,669
Shinwa Co., Ltd.	3,900	76,975
Ship Healthcare Holdings, Inc.	6,100	250,873
Shizuki Electric Co., Inc.	8,000	44,172
Shizuoka Gas Co., Ltd.	21,300	161,975
Shobunsha Publications, Inc.	4,800	18,529
Shoei Co., Ltd.	3,100	132,796
Shoei Foods Corp.	3,400	97,082
Shofu, Inc.	3,900	45,074
Shoko Co., Ltd. (a)	1,900	10,509
Showa Aircraft Industry Co., Ltd.	4,000	52,280
Showa Corp.	17,600	225,476
Showa Sangyo Co., Ltd.	6,600	178,828
SIGMAXYZ, Inc.	3,300	31,135

BHFTII-83

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Siix Corp. (e)	9,600	$146,017
Sinanen Holdings Co., Ltd.	2,900	55,170
Sinfonia Technology Co., Ltd.	8,400	102,945
Sinko Industries, Ltd.	6,400	86,692
Sintokogio, Ltd.	16,800	145,061
SK-Electronics Co., Ltd.	400	5,525
SKY Perfect JSAT Holdings, Inc.	29,800	124,013
SMK Corp.	2,300	54,451
SMS Co., Ltd.	16,100	291,911
Snow Peak, Inc.	2,200	30,593
SNT Corp.	15,600	50,785
Soda Nikka Co., Ltd.	7,000	36,628
Sodick Co., Ltd.	16,800	140,692
Soft99 Corp.	5,100	42,851
Softbank Technology Corp.	3,200	69,347
Softbrain Co., Ltd.	3,500	14,915
Softcreate Holdings Corp.	1,600	24,190
Software Service, Inc.	1,200	110,066
Sogo Medical Holdings Co., Ltd.	4,800	73,518
Solasto Corp.	8,400	94,858
SoldOut, Inc.	400	13,953
Soliton Systems KK	600	6,079
Sotoh Co., Ltd.	3,100	27,186
Sourcenext Corp. (e)	11,800	48,380
Space Co., Ltd.	5,060	64,659
Space Value Holdings Co., Ltd.	9,000	41,667
Sparx Group Co., Ltd. (e)	35,900	76,234
SPK Corp.	1,700	36,954
SRA Holdings	3,100	69,239
Srg Takamiya Co., Ltd.	5,200	31,864
St. Marc Holdings Co., Ltd.	5,100	114,795
Star Mica Co., Ltd.	2,400	30,731
Star Micronics Co., Ltd.	4,400	67,269
Starts Corp., Inc.	6,300	134,621
Starzen Co., Ltd.	2,500	85,621
Stella Chemifa Corp.	3,600	99,188
Step Co., Ltd.	4,100	54,630
Strike Co., Ltd.	1,300	26,975
Studio Alice Co., Ltd.	2,900	59,889
Subaru Enterprise Co., Ltd.	100	5,242
Sugimoto & Co., Ltd.	3,800	61,201
Sumida Corp.	6,300	89,174
Suminoe Textile Co., Ltd.	2,300	59,834
Sumitomo Densetsu Co., Ltd.	5,400	91,892
Sumitomo Mitsui Construction Co., Ltd.	52,060	363,033
Sumitomo Osaka Cement Co., Ltd.	9,800	386,468
Sumitomo Precision Products Co., Ltd.	1,200	33,287
Sumitomo Riko Co., Ltd.	15,300	128,464
Sumitomo Seika Chemicals Co., Ltd.	3,200	117,812
Sumitomo Warehouse Co., Ltd. (The)	26,500	334,860
Sun Frontier Fudousan Co., Ltd.	8,600	92,224
Sun-Wa Technos Corp.	3,900	30,425
Suncall Corp.	8,300	46,613
Sushiro Global Holdings, Ltd. (a)	2,900	199,682
SWCC Showa Holdings Co., Ltd.	7,600	48,385
System Information Co., Ltd.	1,400	24,167
System Research Co., Ltd.	600	15,933

Japan—(Continued)
Systena Corp.	20,000	217,829
Syuppin Co., Ltd.	6,100	45,270
T Hasegawa Co., Ltd.	8,400	135,716
T RAD Co., Ltd.	2,900	55,731
T&K Toka Co., Ltd.	8,600	72,299
T-Gaia Corp.	6,500	108,065
Tachi-S Co., Ltd.	10,300	148,056
Tachibana Eletech Co., Ltd.	5,640	84,983
Tadano, Ltd.	22,800	217,529
Taihei Dengyo Kaisha, Ltd.	6,000	127,616
Taiheiyo Kouhatsu, Inc.	2,100	14,474
Taiho Kogyo Co., Ltd.	6,400	52,470
Taikisha, Ltd.	9,100	277,651
Taiko Bank, Ltd. (The)	3,100	45,842
Taisei Lamick Co., Ltd.	2,200	54,941
Taiyo Holdings Co., Ltd.	5,300	174,961
Takachiho Koheki Co., Ltd.	400	3,420
Takagi Seiko Corp.	600	19,820
Takamatsu Construction Group Co., Ltd.	5,400	116,680
Takano Co., Ltd.	4,600	36,061
Takaoka Toko Co., Ltd.	4,365	52,010
Takara Leben Co., Ltd. (e)	28,600	89,107
Takara Printing Co., Ltd.	1,300	19,970
Takara Standard Co., Ltd.	14,400	221,033
Takasago International Corp.	5,400	163,869
Takasago Thermal Engineering Co., Ltd.	16,800	271,324
Takashima & Co., Ltd.	2,500	39,487
Take And Give Needs Co., Ltd.	4,010	51,457
Takeei Corp.	8,200	54,493
Takemoto Yohki Co., Ltd.	1,200	15,870
Takeuchi Manufacturing Co., Ltd.	10,000	176,933
Takihyo Co., Ltd.	2,000	31,761
Takisawa Machine Tool Co., Ltd.	2,200	29,791
Takuma Co., Ltd.	14,200	169,800
Tama Home Co., Ltd.	5,900	57,031
Tamron Co., Ltd.	6,000	109,550
Tamura Corp.	26,000	144,389
Tanseisha Co., Ltd.	11,750	139,414
Tateru, Inc. (e)	3,600	8,728
Tatsuta Electric Wire and Cable Co., Ltd.	17,000	70,135
Tayca Corp.	6,000	139,044
Tazmo Co., Ltd.	900	5,760
TBK Co., Ltd.	8,000	29,572
TDC Soft, Inc.	4,900	38,956
TechMatrix Corp.	2,900	48,591
TECHNO ASSOCIE Co., Ltd.	300	2,833
Techno Medica Co., Ltd.	2,400	45,557
Techno Ryowa, Ltd.	4,800	37,132
TechnoPro Holdings, Inc.	2,300	137,802
Tecnos Japan, Inc.	2,000	13,001
Teikoku Electric Manufacturing Co., Ltd.	8,200	83,445
Teikoku Sen-I Co., Ltd.	6,900	171,061
Teikoku Tsushin Kogyo Co., Ltd.	3,000	33,009
Tenma Corp.	6,200	115,800
Tenpos Holdings Co., Ltd.	700	15,178
Teraoka Seisakusho Co., Ltd.	200	939
Terilogy Co., Ltd. (a)	1,600	14,469

BHFTII-84

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Tigers Polymer Corp.	2,200	$11,790
TKC Corp.	6,700	245,244
Toa Corp.	9,600	96,904
Toa Corp.	5,800	84,059
Toa Oil Co., Ltd.	3,200	46,685
TOA ROAD Corp.	1,800	47,219
Toabo Corp.	3,400	13,889
Toagosei Co., Ltd.	37,000	392,479
Tobishima Corp.	5,560	67,688
TOC Co., Ltd.	15,800	109,493
Tocalo Co., Ltd.	19,200	151,668
Tochigi Bank, Ltd. (The)	38,200	81,283
Toda Kogyo Corp.	1,100	22,113
Toei Animation Co., Ltd.	4,300	212,260
Toei Co., Ltd.	1,800	239,759
Toell Co., Ltd.	3,100	23,195
Toenec Corp.	3,200	87,887
Toho Bank, Ltd. (The)	83,000	222,245
Toho Co., Ltd.	2,700	54,070
Toho Holdings Co., Ltd.	9,400	234,859
Toho Titanium Co., Ltd.	4,500	38,718
Toho Zinc Co., Ltd. (e)	5,000	142,489
Tohoku Bank, Ltd. (The)	4,700	44,631
Tohokushinsha Film Corp.	4,800	26,047
Tohto Suisan Co., Ltd.	1,400	30,340
Tokai Corp.	7,800	190,177
TOKAI Holdings Corp.	23,700	197,266
Tokai Lease Co., Ltd.	1,600	23,698
Tokai Rika Co., Ltd.	8,800	150,540
Tokai Tokyo Financial Holdings, Inc.	45,600	165,474
Token Corp.	2,460	160,023
Tokushu Tokai Paper Co., Ltd.	3,300	120,703
Tokuyama Corp.	12,600	298,589
Tokyo Base Co., Ltd. (a)	2,200	19,287
Tokyo Dome Corp.	31,000	296,147
Tokyo Electron Device, Ltd.	2,400	38,634
Tokyo Energy & Systems, Inc.	8,000	71,233
Tokyo Individualized Educational Institute, Inc.	1,400	14,105
Tokyo Keiki, Inc.	4,200	41,918
Tokyo Ohka Kogyo Co., Ltd.	13,100	358,348
Tokyo Rakutenchi Co., Ltd.	1,300	58,120
Tokyo Rope Manufacturing Co., Ltd.	4,600	40,695
Tokyo Sangyo Co., Ltd.	12,000	54,922
Tokyo Seimitsu Co., Ltd.	13,800	352,553
Tokyo Steel Manufacturing Co., Ltd.	36,800	320,193
Tokyo Tekko Co., Ltd.	3,400	38,395
Tokyo Theatres Co., Inc.	2,900	34,433
Tokyo TY Financial Group, Inc. (e)	9,724	138,083
Tokyotokeiba Co., Ltd.	3,900	118,658
Tokyu Construction Co., Ltd.	2,900	21,843
Tokyu Recreation Co., Ltd.	1,200	54,030
Toli Corp.	20,000	48,151
Tomato Bank, Ltd.	4,200	40,197
Tomen Devices Corp.	1,500	32,787
Tomoe Corp.	12,500	39,138
Tomoe Engineering Co., Ltd.	2,100	46,423
Tomoegawa Co., Ltd.	2,400	21,625

Japan—(Continued)
Tomoku Co., Ltd.	5,400	80,498
TOMONY Holdings, Inc.	56,900	216,652
Tomy Co., Ltd.	22,400	231,757
Tonami Holdings Co., Ltd.	2,200	125,263
Topcon Corp.	24,100	285,416
Toppan Forms Co., Ltd.	19,800	169,462
Topre Corp.	11,900	222,674
Topy Industries, Ltd.	6,800	136,270
Toridolll Holdings Corp. (e)	6,900	139,482
Torigoe Co., Ltd. (The)	7,100	49,037
Torii Pharmaceutical Co., Ltd.	3,600	72,583
Torikizoku Co., Ltd.	900	14,089
Torishima Pump Manufacturing Co., Ltd.	7,700	67,326
Tosei Corp.	13,200	119,780
Toshiba Machine Co., Ltd.	8,400	169,663
Toshiba Plant Systems & Services Corp.	8,100	143,916
Toshiba TEC Corp.	3,600	100,161
Tosho Co., Ltd.	4,800	133,340
Tosho Printing Co., Ltd.	7,000	64,829
Totetsu Kogyo Co., Ltd.	8,400	232,036
Tottori Bank, Ltd. (The)	3,700	47,455
Toukei Computer Co., Ltd.	1,400	38,320
Tow Co., Ltd.	5,500	36,243
Towa Bank, Ltd. (The)	11,500	74,137
Towa Corp.	8,000	49,121
Towa Pharmaceutical Co., Ltd.	8,400	221,638
Toyo Construction Co., Ltd.	25,499	98,571
Toyo Corp.	9,600	75,966
Toyo Denki Seizo KK	3,200	35,103
Toyo Engineering Corp. (a) (e)	7,600	42,113
Toyo Ink SC Holdings Co., Ltd.	15,200	341,815
Toyo Kanetsu KK	3,800	68,913
Toyo Machinery & Metal Co., Ltd.	6,000	31,195
Toyo Securities Co., Ltd.	23,000	29,585
Toyo Sugar Refining Co., Ltd.	900	8,290
Toyo Tanso Co., Ltd.	4,600	85,994
Toyo Tire & Rubber Co., Ltd.	12,100	137,634
Toyo Wharf & Warehouse Co., Ltd.	2,500	33,690
Toyobo Co., Ltd.	33,200	425,040
TPR Co., Ltd.	7,300	139,471
Trancom Co., Ltd.	2,300	135,388
Transaction Co., Ltd.	1,400	9,912
Tri Chemical Laboratories, Inc.	1,000	47,831
Trusco Nakayama Corp.	7,100	197,111
Trust Tech, Inc.	3,000	99,536
TSI Holdings Co., Ltd.	28,205	161,996
Tsubaki Nakashima Co., Ltd.	7,100	127,644
Tsubakimoto Chain Co.	9,000	322,629
Tsubakimoto Kogyo Co., Ltd.	1,600	54,727
Tsudakoma Corp.	1,600	26,925
Tsugami Corp.	17,000	131,820
Tsukada Global Holdings, Inc.	7,200	39,129
Tsukamoto Corp. Co., Ltd.	2,100	22,746
Tsukishima Kikai Co., Ltd.	8,600	107,381
Tsukuba Bank, Ltd.	34,500	60,294
Tsukui Corp.	18,800	118,608
Tsurumi Manufacturing Co., Ltd.	6,100	109,373

BHFTII-85

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Tsutsumi Jewelry Co., Ltd.	3,200	$54,387
TV Asahi Holdings Corp.	600	10,566
TV Tokyo Holdings Corp.	3,700	78,040
TYK Corp.	6,000	19,832
U-Shin, Ltd. (a)	8,400	74,597
UACJ Corp.	10,685	200,847
Uchida Yoko Co., Ltd.	4,200	123,793
Ueki Corp.	1,100	23,207
UKC Holdings Corp. (e)	5,000	92,778
Ulvac, Inc.	10,300	299,282
UMC Electronics Co., Ltd.	700	10,105
Umenohana Co., Ltd.	600	14,641
Uniden Holdings Corp.	2,500	50,361
UNIMAT Retirement Community Co., Ltd.	800	13,180
Union Tool Co.	3,400	89,974
Unipres Corp.	13,900	217,849
United Arrows, Ltd.	6,000	208,943
United Super Markets Holdings, Inc.	20,700	205,161
UNITED, Inc.	2,200	30,218
Unitika, Ltd. (a)	15,600	60,184
Unizo Holdings Co., Ltd.	6,000	114,535
Usen-Next Holdings Co., Ltd. (a)	2,700	21,198
Ushio, Inc.	39,000	456,424
UT Group Co., Ltd. (e)	7,600	174,820
Utoc Corp.	5,100	25,982
V Technology Co., Ltd.	1,000	127,200
V-Cube, Inc.	2,100	9,811
Valor Holdings Co., Ltd.	11,800	286,308
ValueCommerce Co., Ltd.	5,000	93,623
Vector, Inc. (e)	7,500	95,224
VIA Holdings, Inc. (a)	1,600	9,867
Village Vanguard Co., Ltd.	2,300	19,558
VINX Corp.	1,000	9,495
Vision, Inc. (a)	1,400	65,220
Vital KSK Holdings, Inc. (e)	14,200	140,081
Vitec Holdings Co., Ltd. (a)	3,700	68,338
Voyage Group, Inc.	1,500	15,502
VT Holdings Co., Ltd.	24,300	91,854
Wacoal Holdings Corp.	10,900	271,344
Wacom Co., Ltd.	23,300	98,676
Wakachiku Construction Co., Ltd.	4,600	61,859
Wakamoto Pharmaceutical Co., Ltd. (a)	9,000	22,883
Wakita & Co., Ltd.	15,300	153,138
Warabeya Nichiyo Holdings Co., Ltd.	5,000	82,267
Waseda Academy Co., Ltd.	1,400	8,776
Watahan & Co., Ltd.	1,600	31,076
WATAMI Co., Ltd.	7,600	110,794
Watts Co., Ltd.	1,900	12,559
WDB Holdings Co., Ltd.	2,200	61,753
Weathernews, Inc.	2,100	61,301
West Holdings Corp.	7,200	72,141
Will Group, Inc.	2,200	24,133
WIN-Partners Co., Ltd.	3,700	42,134
WirelessGate, Inc. (a)	1,000	4,337
Wood One Co., Ltd.	2,600	24,442
World Holdings Co., Ltd.	1,700	29,095
Wowow, Inc.	2,200	59,025

Japan—(Continued)
Xebio Holdings Co., Ltd.	8,700	95,957
Y.A.C. Holdings Co., Ltd.	3,900	25,193
YA-MAN, Ltd. (e)	6,200	64,082
Yachiyo Industry Co., Ltd.	3,900	25,444
Yahagi Construction Co., Ltd.	10,900	75,617
Yaizu Suisankagaku Industry Co., Ltd.	4,400	44,349
Yakuodo Co., Ltd.	2,900	69,837
YAMABIKO Corp.	12,800	123,453
YAMADA Consulting Group Co., Ltd.	3,100	64,850
Yamagata Bank, Ltd. (The)	10,400	185,322
Yamaichi Electronics Co., Ltd.	8,200	80,961
Yamanashi Chuo Bank, Ltd. (The)	11,800	146,238
Yamatane Corp.	3,400	48,062
Yamato Corp.	6,600	29,296
Yamato International, Inc.	6,700	25,483
Yamato Kogyo Co., Ltd.	8,900	243,502
Yamaya Corp.	1,150	23,274
Yamazawa Co., Ltd.	1,000	15,182
Yamazen Corp.	19,500	206,185
Yaoko Co., Ltd.	2,000	98,416
Yashima Denki Co., Ltd.	7,500	56,189
Yasuda Logistics Corp.	7,400	61,715
Yasunaga Corp.	1,700	21,246
Yellow Hat, Ltd.	11,600	152,903
Yodogawa Steel Works, Ltd.	7,600	141,334
Yokogawa Bridge Holdings Corp.	12,800	220,578
Yokohama Reito Co., Ltd.	16,800	135,926
Yokowo Co., Ltd.	5,200	76,075
Yomeishu Seizo Co., Ltd.	3,000	57,879
Yomiuri Land Co., Ltd.	1,300	50,926
Yondenko Corp.	1,600	39,318
Yondoshi Holdings, Inc.	4,600	86,665
Yorozu Corp.	7,900	103,353
Yossix Co., Ltd.	400	12,866
Yuasa Funashoku Co., Ltd.	1,300	43,162
Yuasa Trading Co., Ltd.	5,800	164,189
Yuken Kogyo Co., Ltd.	1,700	25,887
Yume No. Machi Souzou Iinkai Co., Ltd.	3,500	50,587
Yumeshin Holdings Co., Ltd. (e)	13,100	91,599
Yurtec Corp.	12,000	87,912
Yushiro Chemical Industry Co., Ltd.	3,700	42,904
Yutaka Giken Co., Ltd.	600	10,353
Zappallas, Inc. (a)	4,900	18,825
Zenrin Co., Ltd.	10,950	243,624
ZIGExN Co., Ltd.	13,100	69,496
Zojirushi Corp. (e)	9,800	101,963
Zuiko Corp.	1,000	23,439
Zuken, Inc.	5,400	73,244

		143,726,668

Jersey, Channel Islands — 0.1%
Centamin plc	392,183	455,522
Highland Gold Mining, Ltd.	4,544	10,855

		466,377

BHFTII-86

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Jordan — 0.1%
Hikma Pharmaceuticals plc	21,469	$501,232

Kazakhstan — 0.1%
KAZ Minerals plc	42,164	360,569

Liechtenstein — 0.1%
Liechtensteinische Landesbank AG	2,973	208,166
VP Bank AG	803	110,805

		318,971

Luxembourg — 0.1%
APERAM S.A.	21,182	604,736
L’Occitane International S.A.	80,750	149,768

		754,504

Macau — 0.0%
Macau Legend Development, Ltd.	521,000	88,269

Malta — 0.1%
Kindred Group plc	58,240	582,346

Monaco — 0.0%
Endeavour Mining Corp. (a)	18,315	274,927

Netherlands — 2.9%
Aalberts Industries NV	34,547	1,195,653
Accell Group	11,127	309,060
Altice Europe NV - Class A (a) (e)	57,865	152,390
AMG Advanced Metallurgical Group NV	11,371	354,955
Amsterdam Commodities NV	6,535	143,445
Arcadis NV (e)	35,066	546,920
Argenx SE (a)	7,148	887,127
ASM International NV (a)	19,662	1,067,921
Atrium European Real Estate, Ltd. (a)	66,764	249,413
Basic-Fit NV (a)	6,680	224,858
BE Semiconductor Industries NV	37,120	989,885
Beter Bed Holding NV	5,373	26,478
BinckBank NV	28,201	199,330
Boskalis Westminster (e)	23,702	613,589
Brack Capital Properties NV (a)	716	77,724
Brunel International NV	9,034	137,073
Corbion NV	20,382	613,331
Euronext NV	16,910	1,073,181
Flow Traders	9,083	250,650
ForFarmers NV	6,572	54,075
Fugro NV (a) (e)	22,630	230,791
Funcom NV (a)	17,843	34,454
GrandVision NV	6,751	146,236
Heijmans NV (a)	11,179	111,980
Hunter Douglas NV	2,423	162,565
IMCD NV	12,738	970,194
Intertrust NV	14,607	275,468
KAS Bank NV	6,580	90,548
Kendrion NV	4,048	89,399
Koninklijke BAM Groep NV	112,237	484,357
Koninklijke Vopak NV	11,361	544,220

Netherlands —(Continued)
Lucas Bols B.V. (a) (c)	1,325	23,782
Nederland Apparatenfabriek	2,241	121,479
New World Resources plc - A Shares (b) (c) (d)	11,898	0
OCI NV (a) (e)	16,061	442,284
Ordina NV	44,115	93,171
PostNL NV	180,576	462,681
Rhi Magnesita NV (c) (e)	6,294	369,130
SBM Offshore NV	72,035	1,369,510
Shop Apotheke Europe NV (a)	2,106	86,721
SIF Holding NV (e)	1,259	14,166
Signify NV	23,840	638,304
Sligro Food Group NV	10,629	380,960
SNS REAAL NV (b) (c) (d)	105,329	0
Takeaway.com NV (a)	6,682	507,496
TKH Group NV	13,932	657,546
TomTom NV (a)	51,405	432,640
Van Lanschot Kempen NV (a)	3,001	67,992
Wessanen	31,675	386,832

		18,361,964

New Zealand—0.8%
Abano Healthcare Group, Ltd.	880	2,339
Air New Zealand, Ltd.	72,051	124,466
Briscoe Group, Ltd.	13,123	29,126
Chorus, Ltd.	129,598	521,159
Ebos Group, Ltd.	17,497	262,243
Eroad, Ltd. (a)	4,808	8,773
Freightways, Ltd.	38,693	217,762
Genesis Energy, Ltd.	71,444	156,822
Gentrack Group, Ltd.	7,810	26,072
Hallenstein Glasson Holdings, Ltd.	19,012	60,705
Heartland Group Holdings, Ltd.	72,313	73,939
Infratil, Ltd.	173,171	492,125
Investore Property, Ltd. (REIT)	15,456	16,953
Kathmandu Holdings, Ltd.	24,348	37,187
Mainfreight, Ltd.	17,657	431,353
Methven, Ltd.	19,898	22,103
Metlifecare, Ltd.	34,148	116,260
Metro Performance Glass, Ltd.	8,816	2,647
Michael Hill International, Ltd.	82,929	39,517
New Zealand Refining Co., Ltd. (The)	27,432	39,274
NZME, Ltd.	71,247	28,156
NZX, Ltd.	83,876	57,117
Pacific Edge, Ltd. (a)	17,353	3,546
PGG Wrightson, Ltd.	58,545	19,540
Port of Tauranga, Ltd.	31,659	117,196
Pushpay Holdings, Ltd. (a)	9,920	21,723
Restaurant Brands New Zealand, Ltd.	33,397	199,107
Rubicon, Ltd. (a)	9,922	1,305
Sanford, Ltd.	314	1,511
Scales Corp., Ltd.	16,784	56,515
Serko, Ltd. (a)	3,960	8,587
Skellerup Holdings, Ltd.	39,167	56,325
SKY Network Television, Ltd.	114,579	100,758
SKYCITY Entertainment Group, Ltd.	173,489	457,486
Steel & Tube Holdings, Ltd.	15,937	12,806

BHFTII-87

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

New Zealand—(Continued)
Summerset Group Holdings, Ltd.	32,970	$148,314
Synlait Milk, Ltd. (a)	13,460	97,313
Tourism Holdings, Ltd.	21,653	69,963
TOWER, Ltd. (a)	59,836	28,555
Trade Me Group, Ltd.	106,241	463,704
Trustpower, Ltd.	13,980	62,930
Warehouse Group, Ltd. (The)	39,693	58,935
Z Energy, Ltd.	47,186	201,290

		4,953,507

Norway—0.9%
ABG Sundal Collier Holding ASA	134,443	63,924
AF Gruppen ASA	2,331	41,491
Akastor ASA (a)	47,184	71,811
Aker Solutions ASA (a)	37,475	189,369
American Shipping Co. ASA (a)	19,821	73,444
Archer, Ltd. (a) (e)	19,287	11,059
Atea ASA (a)	19,449	282,462
Avance Gas Holding, Ltd. (a) (e)	14,826	29,571
Axactor SE (a)	33,599	71,673
B2Holding ASA	20,790	29,189
Bionor Pharma ASA	3,359	14,068
Bonheur ASA	10,311	152,809
Borregaard ASA	26,596	264,085
BW Offshore, Ltd. (a)	33,722	175,400
Data Respons ASA	17,251	58,025
DNO ASA	164,269	365,106
DOF ASA (a) (e)	47,311	26,186
Europris ASA (a)	62,298	199,047
Frontline, Ltd. (a) (e)	24,306	155,277
Grieg Seafood ASA	13,378	162,375
Hexagon Composites ASA	28,187	107,596
Hoegh LNG Holdings, Ltd.	13,626	57,126
IDEX Corp. (a) (e)	53,185	22,442
Itera ASA	17,553	16,763
Kongsberg Automotive ASA (a)	176,177	157,338
Kvaerner ASA	60,872	89,253
Magnora ASA	16,466	14,515
NEL ASA (a)	304,724	205,504
Next Biometrics Group (a)	560	557
Nordic Nanovector ASA (a) (e)	11,170	57,891
Nordic Semiconductor ASA (a)	36,041	150,901
Norway Royal Salmon ASA	3,880	89,967
Norwegian Air Shuttle ASA (a) (e)	26,268	134,215
Norwegian Finans Holding ASA (a)	19,332	150,203
Norwegian Property ASA	57,688	72,664
Ocean Yield ASA	12,183	90,309
Odfjell Drilling, Ltd. (a)	15,318	48,016
Odfjell SE - A Shares	1,949	7,005
Olav Thon Eiendomsselskap ASA	2,423	42,593
Otello Corp. ASA (a)	27,717	48,142
Panoro Energy ASA (a) (e)	16,444	30,946
Petroleum Geo-Services ASA (a)	73,446	169,979
PhotoCure ASA (a)	5,477	26,968
ProSafe SE (a)	16,437	31,568
Protector Forsikring ASA (a)	19,382	117,147

Norway—(Continued)
Q-Free ASA (a)	24,256	22,513
Sbanken ASA	18,903	171,572
Scatec Solar ASA	26,893	276,887
Selvaag Bolig ASA	14,928	74,434
Solstad Offshore ASA (a)	53,910	9,892
Spectrum ASA	10,674	68,162
Stolt-Nielsen, Ltd.	7,397	92,450
Treasure ASA	21,003	29,102
Veidekke ASA	28,524	299,452
Wilh Wilhelmsen Holding ASA - Class A	4,777	83,640
XXL ASA (e)	17,225	56,926

		5,561,009

Peru—0.0%
Hochschild Mining plc	85,311	229,672

Philippines—0.0%
Del Monte Pacific, Ltd. (a)	77,636	8,013

Portugal—0.4%
Altri SGPS S.A.	27,747	217,505
Banco Comercial Portugues S.A. - Class R (a)	2,143,248	553,976
Banco Espirito Santo S.A. (b) (d)	89,078	0
CTT-Correios de Portugal S.A.	47,697	138,103
Mota-Engil SGPS S.A. (a)	40,942	93,831
Navigator Co. S.A. (The)	71,289	326,415
NOS SGPS S.A.	74,998	479,671
Novabase SGPS S.A.	7,827	21,963
REN - Redes Energeticas Nacionais SGPS S.A.	122,322	348,883
Semapa-Sociedade de Investimento e Gestao	4,163	67,850
Sonae SGPS S.A.	280,308	290,067
Teixeira Duarte S.A. (a)	59,382	9,737

		2,548,001

Russia—0.0%
Petropavlovsk plc (a)	830,780	90,287

Singapore—1.1%
Abterra, Ltd. (a) (b) (c) (d)	51,720	279
Accordia Golf Trust	145,200	63,794
AEM Holdings, Ltd.	46,900	39,984
Ascendas India Trust	237,000	208,490
ASL Marine Holdings, Ltd. (a)	52,500	1,782
Avarga, Ltd.	46,000	8,325
Baker Technology, Ltd.	33,200	10,534
Banyan Tree Holdings, Ltd.	97,700	41,101
Best World International, Ltd.	80,000	128,212
Bonvests Holdings, Ltd.	18,000	17,133
Boustead Projects, Ltd.	24,607	16,707
Boustead Singapore, Ltd.	82,025	47,817
BreadTalk Group, Ltd.	54,200	34,420
Bukit Sembawang Estates, Ltd.	69,100	287,872
BW LPG, Ltd. (a) (e)	25,142	87,858
Centurion Corp., Ltd.	98,400	30,515
China Aviation Oil Singapore Corp., Ltd.	94,800	93,948
Chip Eng Seng Corp., Ltd.	157,000	88,864

BHFTII-88

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Chuan Hup Holdings, Ltd.	125,000	$33,654
CITIC Envirotech, Ltd.	207,500	73,697
CNQC International Holdings, Ltd.	82,500	17,340
COSCO Shipping International Singapore Co., Ltd. (a)	272,500	67,503
Creative Technology, Ltd. (a)	16,300	55,079
CSE Global, Ltd.	197,000	78,633
CW Group Holdings, Ltd. (b) (c) (d)	106,000	1,169
Delfi, Ltd.	66,000	63,428
Dyna-Mac Holdings, Ltd. (a)	98,000	7,525
Elec & Eltek International Co., Ltd.	23,000	33,406
Ezion Holdings, Ltd. (a) (b) (c) (d)	753,729	23,915
Ezra Holdings, Ltd. (a) (b) (c) (d)	1,000,703	7,599
Far East Orchard, Ltd.	74,044	68,906
First Resources, Ltd.	99,500	120,562
Food Empire Holdings, Ltd.	54,000	21,552
Fragrance Group, Ltd.	752,800	75,403
Fraser and Neave, Ltd.	7,900	10,552
Fu Yu Corp., Ltd.	98,800	14,615
Gallant Venture, Ltd. (a)	126,000	11,994
Geo Energy Resources, Ltd.	155,000	20,367
GK Goh Holdings, Ltd.	12,000	7,703
GL, Ltd.	188,000	109,625
Golden Agri-Resources, Ltd.	988,100	204,990
Golden Energy & Resources, Ltd.	69,000	11,472
GuocoLand, Ltd.	44,400	63,640
Halcyon Agri Corp., Ltd.	188,713	58,480
Hanwell Holdings, Ltd.	19,000	3,861
Haw Par Corp., Ltd.	22,700	223,645
Hi-P International, Ltd.	50,200	56,979
Hiap Hoe, Ltd.	58,000	36,805
Ho Bee Land, Ltd.	67,200	125,014
Hong Fok Corp., Ltd.	146,740	100,247
Hong Leong Asia, Ltd. (a)	82,000	35,840
Hong Leong Finance, Ltd.	13,300	26,702
Hotel Grand Central, Ltd.	25,900	26,207
Hour Glass, Ltd. (The)	129,000	63,815
Hwa Hong Corp., Ltd.	138,000	33,094
Hyflux, Ltd. (a) (b) (c) (d)	179,500	2,693
iFAST Corp., Ltd.	25,500	20,729
IGG, Inc.	300,000	415,748
Indofood Agri Resources, Ltd.	152,000	23,061
Japfa, Ltd.	89,700	43,087
k1 Ventures, Ltd. (b) (c) (d)	80,800	0
Kenon Holdings, Ltd. (c)	3,549	68,096
Keppel Infrastructure Trust	549,659	188,688
Keppel Telecommunications & Transportation, Ltd.	44,000	61,359
Koh Brothers Group, Ltd.	97,000	16,104
KSH Holdings, Ltd.	25,700	9,588
Lian Beng Group, Ltd.	116,900	43,150
Low Keng Huat Singapore, Ltd.	122,600	49,232
Lum Chang Holdings, Ltd.	115,000	29,694
Metro Holdings, Ltd.	141,600	104,053
Mewah International, Inc.	110,000	22,726
Midas Holdings, Ltd. (a) (b) (c) (d)	452,000	12,007
mm2 Asia, Ltd. (a)	149,800	33,744
NSL, Ltd.	15,000	12,407
Overseas Union Enterprise, Ltd.	119,200	149,634

Singapore—(Continued)
Oxley Holdings, Ltd.	198,164	45,403
Pan-United Corp., Ltd.	53,750	9,924
Penguin International, Ltd.	64,333	18,169
Q&M Dental Group Singapore, Ltd.	41,800	13,731
QAF, Ltd.	74,167	45,988
Raffles Education Corp., Ltd. (a)	500,206	30,307
Raffles Medical Group, Ltd.	178,285	140,882
RHT Health Trust	84,400	995
Rickmers Maritime (a) (b) (c) (d)	110,000	0
Riverstone Holdings, Ltd.	76,400	61,482
Roxy-Pacific Holdings, Ltd.	94,325	27,144
SBS Transit, Ltd.	40,500	119,309
Sembcorp Marine, Ltd.	149,900	178,587
Sheng Siong Group, Ltd.	133,900	102,814
SHS Holdings, Ltd.	47,000	6,690
SIA Engineering Co., Ltd.	65,700	119,365
SIIC Environment Holdings, Ltd.	167,400	41,375
Sinarmas Land, Ltd.	618,500	109,789
Sing Holdings, Ltd.	82,000	23,619
Singapore Post, Ltd.	314,800	232,414
Singapore Reinsurance Corp., Ltd.	1,000	214
Stamford Land Corp., Ltd.	278,000	102,579
StarHub, Ltd.	107,000	117,794
Sunningdale Tech, Ltd.	41,100	42,195
Swiber Holdings, Ltd. (a) (b) (c) (d)	117,749	1,772
Tuan Sing Holdings, Ltd.	169,000	50,631
UMS Holdings, Ltd.	116,250	62,478
United Engineers, Ltd.	138,000	256,686
United Industrial Corp., Ltd.	13,600	29,117
United Overseas Insurance, Ltd.	4,000	20,808
UOB-Kay Hian Holdings, Ltd.	136,495	123,945
Vibrant Group, Ltd. (a)	47,600	4,704
Vicom, Ltd.	2,000	9,652
Wee Hur Holdings, Ltd.	85,000	13,220
Wing Tai Holdings, Ltd.	159,621	239,149
XP Power, Ltd.	4,116	133,952
Yeo Hiap Seng, Ltd.	19,712	13,971
Yongnam Holdings, Ltd. (a)	241,875	27,880

		7,087,187

South Africa—0.0%
Caledonia Mining Corp. plc	1,300	7,597
Mediclinic International plc	2,537	10,082
Petra Diamonds, Ltd. (a)	279,686	70,174

		87,853

Spain—2.4%
Acciona S.A.	7,805	869,759
Acerinox S.A.	70,013	694,348
Alantra Partners S.A.	4,852	75,661
Almirall S.A.	20,705	353,635
Amper S.A. (a) (e)	224,339	60,919
Applus Services S.A.	33,014	394,250
Atresmedia Corp. de Medios de Comunicacion S.A.	21,362	100,222
Azkoyen S.A.	1,608	13,814
Bolsas y Mercados Espanoles SHMSF S.A.	27,936	781,161

BHFTII-89

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Spain—(Continued)
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	$0
Cellnex Telecom S.A. (a)	41,922	1,230,463
Cia de Distribucion Integral Logista Holdings S.A.	11,001	259,228
Cie Automotive S.A.	17,266	464,872
Construcciones y Auxiliar de Ferrocarriles S.A.	5,880	282,737
Distribuidora Internacional de Alimentacion S.A.	184,598	134,894
Duro Felguera S.A. (a)	925,200	14,242
Ebro Foods S.A.	25,801	551,750
eDreams ODIGEO S.A. (a) (e)	14,588	43,799
Elecnor S.A.	11,262	149,854
Enagas S.A.	28,014	815,462
Ence Energia y Celulosa S.A	61,968	345,324
Ercros S.A.	60,314	212,360
Euskaltel S.A.	9,150	85,290
Faes Farma S.A.	136,445	577,238
Fluidra S.A. (a)	16,366	187,965
Fomento de Construcciones y Contratas S.A. (a)	4,419	57,706
Global Dominion Access S.A. (a)	25,444	135,624
Grupo Catalana Occidente S.A.	20,412	728,516
Grupo Empresarial San Jose S.A. (a)	8,320	62,094
Grupo Ezentis S.A. (a)	78,251	45,142
Iberpapel Gestion S.A.	1,128	38,452
Indra Sistemas S.A. (a)	42,149	468,311
Laboratorios Farmaceuticos Rovi S.A.	3,511	73,865
Liberbank S.A. (a)	410,152	174,956
Masmovil Ibercom S.A. (a)	8,914	188,522
Mediaset Espana Comunicacion S.A.	49,361	368,858
Melia Hotels International S.A.	24,250	225,203
Miquel y Costas & Miquel S.A.	11,154	203,940
Obrascon Huarte Lain S.A. (e)	35,775	45,096
Parques Reunidos Servicios Centrales S.A. Unipersonal	153	1,861
Pharma Mar S.A. (a) (e)	72,263	119,793
Prim S.A.	3,013	37,519
Promotora de Informaciones S.A. - Class A (a) (e)	87,762	158,724
Prosegur Cia de Seguridad S.A.	54,905	297,589
Quabit Inmobiliaria S.A. (a)	21,835	30,880
Realia Business S.A. (a)	143,011	154,988
Sacyr S.A. (e)	119,046	301,339
Solaria Energia y Medio Ambiente S.A. (a)	19,439	103,201
Talgo S.A. (a)	18,100	117,033
Tecnicas Reunidas S.A.	11,115	312,513
Telepizza Group S.A.	5,237	36,475
Tubacex S.A. (e)	28,250	85,252
Vidrala S.A.	7,634	667,193
Viscofan S.A.	14,797	926,302
Vocento S.A.	18,128	27,026
Zardoya Otis S.A.	39,808	329,679

		15,222,899

Sweden—3.0%
AcadeMedia AB (a)	2,413	13,497
Acando AB	32,705	145,051
AddLife AB - Class B	9,216	233,232
AddNode Group AB	7,307	103,812
AddTech AB - B Shares	21,786	452,381
AF AB - B Shares	19,518	325,701

Sweden—(Continued)
Ahlstrom-Munksjo Oyj	17,418	266,881
Alimak Group AB	9,373	133,496
Arise AB (a)	4,852	10,048
Arjo AB - B Shares	37,778	138,858
Atrium Ljungberg AB - B Shares	6,654	113,732
Attendo AB	20,278	102,095
Avanza Bank Holding AB	7,660	328,939
BE Group AB	1,962	8,807
Beijer Alma AB	15,250	215,792
Beijer Electronics Group AB	7,843	47,744
Beijer Ref AB	20,376	327,889
Bergman & Beving AB - B Shares	12,796	146,724
Besqab AB	1,061	9,988
Betsson AB (a)	33,012	250,499
Bilia AB - A Shares	34,008	290,437
BillerudKorsnas AB	11,161	148,636
BioGaia AB - B Shares	6,083	298,402
Biotage AB	18,332	233,716
Bjorn Borg AB (a)	9,936	27,067
Bonava AB	928	11,726
Bonava AB - B Shares	15,671	197,098
Bravida Holding AB	42,422	374,019
Bufab AB	7,973	83,848
Bulten AB	6,239	53,386
Bure Equity AB	18,672	312,771
Byggmax Group AB	18,326	60,250
Catena AB	6,561	181,621
Clas Ohlson AB - B Shares	13,900	106,938
Cloetta AB - B Shares	92,493	238,599
Coor Service Management Holding AB	9,520	84,779
Corem Property Group AB - B Shares	32,304	45,790
Dios Fastigheter AB	38,354	314,821
Dometic Group AB	22,651	178,131
Doro AB (a)	3,391	12,802
Duni AB (a)	14,094	152,234
Dustin Group AB	18,741	175,545
Eastnine AB	7,088	86,068
Elanders AB - B Shares	1,453	14,384
Enea AB (a)	4,082	61,411
eWork Group AB	2,864	28,660
Fagerhult AB (e)	13,852	106,450
FastPartner AB	5,698	42,554
Fingerprint Cards AB - Class B (a) (e)	28,890	41,140
GHP Specialty Care AB	7,172	10,924
Granges AB	19,836	203,817
Gunnebo AB	12,816	37,029
Haldex AB	16,480	109,938
Heba Fastighets AB - Class B	1,653	25,519
Hembla AB (a)	4,246	82,113
Hemfosa Fastigheter AB	35,677	313,055
HIQ International AB	11,690	75,459
HMS Networks AB	7,891	137,007
Hoist Finance AB	3,999	15,978
Holmen AB - B Shares	16,615	360,392
Humana AB	5,221	39,168
Inwido AB	16,291	96,769
ITAB Shop Concept AB - Class B	1,944	4,234

BHFTII-90

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
JM AB (e)	23,748	$425,761
KappAhl AB	29,980	54,521
Klovern AB - B Shares (e)	158,702	217,660
Know It AB	9,489	203,157
Kungsleden AB	56,456	449,406
Lagercrantz Group AB - B Shares	21,001	225,993
Lindab International AB	29,457	267,672
Loomis AB - Class B	17,199	592,275
Medivir AB - B Shares (a)	10,470	17,575
Mekonomen AB (e)	9,225	64,399
Momentum Group AB - Class B	12,796	128,326
MQ Holding AB (a)	9,112	4,715
Mycronic AB	25,742	366,494
Nederman Holding AB	6,476	77,293
Net Insight AB - Class B (a)	74,697	16,532
NetEnt AB (a)	74,590	270,959
New Wave Group AB - B Shares	19,643	128,548
Nobia AB	40,224	235,864
Nobina AB	33,657	216,581
Nolato AB - B Shares	9,452	393,133
Nordic Waterproofing Holding	3,742	33,437
NP3 Fastigheter AB	9,667	77,999
Nyfosa AB (a)	42,207	253,037
OEM International AB - B Shares	3,305	68,025
Opus Group AB	92,554	54,753
Peab AB	52,083	450,451
Platzer Fastigheter Holding AB - Class B	10,293	84,724
Pricer AB - B Shares	32,212	39,582
Proact IT Group AB	2,832	65,345
Qliro Group AB (a)	24,348	26,258
Ratos AB - B Shares (e)	45,770	92,788
RaySearch Laboratories AB (a)	10,154	113,042
Recipharm AB - B Shares	12,287	181,956
Rottneros AB	26,936	31,698
Sagax AB - Class B	14,540	274,688
SAS AB (a)	86,322	173,517
Scandi Standard AB	19,443	128,080
Scandic Hotels Group AB	17,969	160,487
Sectra AB - B Shares (a)	6,258	178,866
Semcon AB	5,540	35,472
Sensys Gatso Group AB (a)	223,283	37,815
SkiStar AB	18,152	199,827
Sweco AB - B Shares	14,540	350,467
Systemair AB	5,455	58,389
Thule Group AB	31,633	714,823
Troax Group AB	3,823	122,265
VBG Group AB - B Shares	746	11,123
Victoria Park AB - B Shares	8,678	34,445
Vitrolife AB	17,061	388,441
Wallenstam AB - B Shares	19,111	192,942
Wihlborgs Fastigheter AB	53,876	734,777

		18,576,234

Switzerland—4.9%
Allreal Holding AG (a)	4,035	686,913
Alpiq Holding AG (a)	156	10,026

Switzerland—(Continued)
ALSO Holding AG (a)	1,640	212,211
APG SGA S.A.	468	132,840
Arbonia AG (a) (e)	10,560	109,061
Aryzta AG (a)	188,450	258,358
Ascom Holding AG	12,379	165,954
Autoneum Holding AG (e)	1,187	136,999
Bachem Holding AG - Class B	82	10,025
Banque Cantonale de Geneve	750	149,904
Banque Cantonale Vaudoise (a)	385	308,685
Belimo Holding AG	131	654,675
Bell Food Group AG	880	253,650
Bellevue Group AG	3,322	67,411
Berner Kantonalbank AG	1,950	473,897
BFW Liegenschaften AG (a)	528	23,019
BKW AG	5,103	348,061
Bobst Group S.A.	3,743	226,606
Bossard Holding AG - Class A	2,139	329,151
Bucher Industries AG	2,604	872,158
Burckhardt Compression Holding AG	407	110,821
Burkhalter Holding AG	1,291	89,516
Calida Holding AG (a)	2,002	61,026
Carlo Gavazzi Holding AG	48	12,291
Cembra Money Bank AG (a)	7,813	739,411
Cham Group AG (a)	113	47,088
Cicor Technologies, Ltd. (e)	644	36,858
Cie Financiere Tradition S.A.	579	61,656
Coltene Holding AG	1,308	126,832
Conzzeta AG	325	254,702
Daetwyler Holding AG	2,353	348,217
DKSH Holding AG	7,281	419,955
dormakaba Holding AG (a)	840	601,759
Dufry AG (a)	3,547	373,130
EDAG Engineering Group AG (a)	3,171	56,915
EFG International AG (a)	20,307	128,645
Emmi AG (a)	773	680,414
Energiedienst Holding AG	3,530	106,341
Evolva Holding S.A. (a)	36,339	8,821
Feintool International Holding AG (a) (e)	588	39,756
Fenix Outdoor International AG	1,091	112,439
Ferrexpo plc	89,833	290,614
Flughafen Zurich AG (a)	3,604	657,979
Forbo Holding AG	313	491,131
GAM Holding AG (a)	68,723	214,767
Georg Fischer AG	1,225	1,116,996
Gurit Holding AG (a)	164	153,479
Helvetia Holding AG	2,135	1,304,348
Hiag Immobilien Holding AG (a)	1,239	163,038
Highlight Communications AG (a)	7,829	40,425
HOCHDORF Holding AG (a)	174	21,026
Huber & Suhner AG	4,851	350,423
Implenia AG	6,413	191,062
Inficon Holding AG (a)	600	334,461
Interroll Holding AG	226	458,512
Intershop Holding AG	416	212,224
IWG plc	206,169	669,794
Jungfraubahn Holding AG	85	12,123
Kardex AG	2,247	338,877

BHFTII-91

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Komax Holding AG (a)	1,292	$271,742
Kudelski S.A. (a) (e)	13,221	79,439
Lastminute.com NV (a)	576	11,858
LEM Holding S.A.	246	316,284
Logitech International S.A.	4,937	193,867
Luzerner Kantonalbank AG	1,452	691,550
MCH Group AG	831	13,351
Meier Tobler Group AG (a) (e)	872	15,988
Metall Zug AG - B Shares	66	166,689
Mikron Holding AG (a)	474	3,560
Mobilezone Holding AG	11,899	119,411
Mobimo Holding AG (a)	2,761	694,766
OC Oerlikon Corp. AG (a)	57,156	732,338
Orascom Development Holding AG (a)	5,250	89,127
Orell Fuessli Holding AG	428	41,272
Oriflame Holding AG (a)	4,601	88,413
Orior AG	2,240	179,824
Panalpina Welttransport Holding AG	2,930	488,192
Phoenix Mecano AG	274	133,318
Plazza AG - Class A	453	109,629
PSP Swiss Property AG	12,828	1,393,939
Resurs Holding AB	23,894	148,070
Rieter Holding AG (a) (e)	1,344	193,329
Romande Energie Holding S.A.	111	125,415
Schaffner Holding AG (a)	238	55,124
Schmolz & Bickenbach AG (a)	161,565	71,843
Schweiter Technologies AG	381	367,863
SFS Group AG (a)	3,820	332,066
Siegfried Holding AG (a)	1,571	564,277
St. Galler Kantonalbank AG	1,123	516,308
Sulzer AG	4,670	455,782
Sunrise Communications Group AG (a)	9,217	678,940
Swiss Prime Site AG (a)	1,578	138,320
Swissquote Group Holding S.A. (a)	3,968	144,787
Tamedia AG	904	91,781
Tecan Group AG	329	77,619
U-Blox Holding AG (a)	2,262	172,010
Valiant Holding AG	5,102	586,603
Valora Holding AG (a) (e)	1,467	404,970
VAT Group AG (a)	6,457	679,902
Vaudoise Assurances Holding S.A.	423	212,432
Vetropack Holding AG	88	191,963
Von Roll Holding AG (a)	7,038	9,681
Vontobel Holding AG	9,780	526,271
VZ Holding AG	691	180,876
Walliser Kantonalbank	1,160	145,034
Warteck Invest AG (a)	35	69,251
Ypsomed Holding AG (a)	1,361	174,429
Zehnder Group AG	3,984	135,019
Zug Estates Holding AG - B Shares (a)	83	143,375
Zuger Kantonalbank AG	59	363,877

		30,659,250

Turkey—0.0%
Global Ports Holding plc	3,344	16,561

United Arab Emirates—0.0%
Lamprell plc (a)	100,553	77,270

United Kingdom—16.1%
4imprint Group plc	7,338	235,184
888 Holdings plc	86,183	175,603
A.G. Barr plc	45,463	478,222
AA plc	210,707	249,671
Acacia Mining plc (a)	60,980	156,224
Advanced Medical Solutions Group plc	3,307	13,644
Afren plc (a) (b) (c) (d)	251,096	0
Aggreko plc	70,956	729,072
Air Partner plc	4,960	4,833
Amerisur Resources plc (a)	50,910	9,234
Anglo Pacific Group plc	35,633	78,004
Anglo-Eastern Plantations plc	5,782	38,499
Arrow Global Group plc	38,600	109,548
Ascential plc	3,642	16,926
Ashmore Group plc	106,400	593,049
ASOS plc (a)	2,250	93,832
Auto Trader Group plc	244,378	1,661,096
AVEVA Group plc	7,022	295,808
Avon Rubber plc	11,857	200,936
B&M European Value Retail S.A.	259,478	1,263,838
Babcock International Group plc	68,516	441,919
Balfour Beatty plc	232,244	794,709
BBA Aviation plc	400,738	1,300,184
BCA Marketplace plc	4,290	11,048
Beazley plc	157,400	1,056,053
Begbies Traynor Group plc	12,000	9,791
Bellway plc	40,936	1,627,679
Bloomsbury Publishing plc	25,349	75,283
Bodycote plc	84,979	911,370
boohoo Group plc (a)	130,724	322,784
Bovis Homes Group plc	60,601	839,706
Braemar Shipping Services plc	7,120	15,302
Brewin Dolphin Holdings plc	101,304	413,191
Britvic plc	83,065	1,032,602
BTG plc (a)	65,897	715,792
Cairn Energy plc (a)	234,247	493,783
Capita plc	17,105	27,739
Capital & Counties Properties plc	209,181	656,797
Carclo plc (a)	16,990	7,181
Card Factory plc	94,418	222,016
CareTech Holdings plc	6,777	29,631
Carpetright plc (a)	40,521	7,291
Carr’s Group plc	19,239	32,449
Castings plc	2,870	13,383
Centaur Media plc	92,526	66,919
Charles Taylor plc	17,127	43,481
Chemring Group plc	123,138	222,752
Chesnara plc	58,648	288,846
Cineworld Group plc	300,723	1,149,488
City of London Investment Group plc	6,851	35,339
Clarkson plc	7,732	239,541
Clipper Logistics plc	3,880	13,457
Close Brothers Group plc	58,401	1,109,334
CLS Holdings plc	60,694	194,144

BHFTII-92

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
CMC Markets plc	42,124	$45,609
Cobham plc (a)	641,178	922,923
Computacenter plc	29,696	428,050
Concentric AB	16,079	254,416
Connect Group plc	113,763	56,336
Consort Medical plc	22,450	256,722
ConvaTec Group plc	89,066	164,331
Costain Group plc	35,950	156,869
Countryside Properties plc	72,189	305,610
Countrywide plc (a)	6,402	633
Cranswick plc	19,204	682,270
Crest Nicholson Holdings plc	54,812	264,901
CYBG plc	106,674	275,919
Daejan Holdings plc	2,053	156,737
Daily Mail & General Trust plc - Class A	91,328	768,340
Dairy Crest Group plc	58,491	473,542
Dart Group plc	1,819	18,845
De La Rue plc	36,480	183,393
Debenhams plc (e)	426,182	14,977
Devro plc	61,396	157,303
DFS Furniture plc	21,089	68,841
Dialight plc (a)	5,140	30,209
Dialog Semiconductor plc (a)	23,576	719,228
Dignity plc	19,579	174,668
Diploma plc	39,240	746,645
DiscoverIE Group plc	17,866	91,647
Dixons Carphone plc	114,662	219,377
Domino’s Pizza Group plc	168,480	531,209
Drax Group plc	137,597	678,547
Dunelm Group plc	31,911	361,576
EI Group plc (a)	245,184	680,287
EKF Diagnostics Holdings plc (a)	33,004	13,731
Eland Oil & Gas plc (a)	7,992	13,112
Electrocomponents plc	146,785	1,076,791
Elementis plc	202,330	428,666
EMIS Group plc	6,475	88,709
EnQuest plc (a)	832,061	207,171
Equiniti Group plc	68,818	187,061
Essentra plc	78,989	425,023
Euromoney Institutional Investor plc	14,736	241,567
FDM Group Holdings plc	10,168	118,975
Fevertree Drinks plc	9,047	357,298
Findel plc (a)	17,439	35,919
Firstgroup plc (a)	412,049	488,076
Flex LNG, Ltd. (a)	3,724	48,121
Forterra plc	28,335	108,944
Foxtons Group plc	74,860	62,062
Fuller Smith & Turner plc - Class A	7,667	117,352
FW Thorpe plc	6,310	25,903
G4S plc	188,294	451,392
Galliford Try plc	49,848	434,557
Games Workshop Group plc	11,160	457,417
Gamma Communications plc	1,155	14,743
Gem Diamonds, Ltd.	44,142	52,568
Genel Energy plc (a)	6,470	16,958
Genus plc	3,398	98,185
Georgia Capital plc (a)	7,105	100,876

United Kingdom—(Continued)
Go-Ahead Group plc	15,826	404,725
Gocompare.Com Group plc	86,389	86,659
Gooch & Housego plc	2,212	37,462
Goodwin plc	188	6,615
Grafton Group plc	88,160	929,853
Grainger plc	148,363	457,078
Greene King plc	121,167	1,050,688
Greggs plc	34,690	831,133
Gulf Keystone Petroleum, Ltd. (a)	60,823	201,136
Gym Group plc (The)	41,701	118,419
Halfords Group plc	89,687	271,286
Hastings Group Holdings plc	50,925	144,080
Hays plc	461,035	901,349
Headlam Group plc	43,642	253,543
Helical plc	47,664	205,440
Henry Boot plc	8,542	28,382
Hill & Smith Holdings plc	29,060	470,408
Hilton Food Group plc	7,534	93,306
Hiscox, Ltd.	72,988	1,485,267
Hollywood Bowl Group plc	29,996	82,061
HomeServe plc	84,090	1,125,417
Horizon Discovery Group plc (a)	25,090	48,734
Howden Joinery Group plc	213,311	1,351,397
Hunting plc	52,837	411,241
Huntsworth plc	92,591	103,837
Hurricane Energy plc (a)	60,919	36,654
Ibstock plc	100,934	315,812
IDOX plc (a)	30,485	14,513
IG Group Holdings plc	127,101	861,035
IGas Energy plc (a)	18,467	18,436
IMI plc	81,384	1,019,195
Inchcape plc	161,511	1,204,586
Indivior plc (a)	173,858	218,567
Inmarsat plc	94,184	682,934
Intermediate Capital Group plc	83,030	1,155,615
International Personal Finance plc	79,366	201,158
Interserve plc (a) (b) (c) (d)	69,361	5,420
iomart Group plc	2,899	13,212
IP Group plc (a)	147,458	169,161
ITE Group plc	253,088	231,148
J.D. Wetherspoon plc	28,929	494,530
Jackpotjoy plc (a)	21,152	192,910
James Fisher & Sons plc	20,005	514,887
Jardine Lloyd Thompson Group plc	42,639	1,063,003
JD Sports Fashion plc	107,716	706,929
John Laing Group plc	24,944	123,687
John Menzies plc	26,664	169,458
John Wood Group plc	141,076	933,156
Johnson Service Group plc	27,564	49,929
Joules Group plc	3,224	12,094
Jupiter Fund Management plc	120,234	568,565
Just Group plc	10,076	8,038
Kainos Group plc	15,618	112,330
Kcom Group plc	172,562	158,077
Keller Group plc	25,571	206,108
Kier Group plc	50,507	239,384
Lancashire Holdings, Ltd.	70,812	603,903

BHFTII-93

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Liontrust Asset Management plc	1,332	$10,446
Lonmin plc (a)	12,029	11,443
Lookers plc	131,372	173,246
Low & Bonar plc	75,589	16,751
LSL Property Services plc	24,253	85,338
Luceco plc (a)	16,137	15,879
M&C Saatchi plc	3,407	16,693
Majestic Wine plc	6,853	19,902
Man Group plc	598,620	1,059,501
Marshalls plc	71,203	573,557
Marston’s plc	258,409	346,256
McBride plc	63,975	83,315
McCarthy & Stone plc	15,752	26,415
McColl’s Retail Group plc	12,767	12,068
Mears Group plc	41,542	137,811
Meggitt plc	199,705	1,309,387
Merlin Entertainments plc	197,248	882,632
Metro Bank plc (a)	2,816	27,903
Midwich Group plc	1,526	11,484
Millennium & Copthorne Hotels plc	54,328	322,985
Mitchells & Butlers plc (a)	70,418	248,447
Mitie Group plc	135,619	262,826
MJ Gleeson plc	12,062	126,402
Moneysupermarket.com Group plc	163,514	792,975
Morgan Advanced Materials plc	105,477	333,444
Morgan Sindall Group plc	17,569	286,835
Morses Club plc	6,380	14,300
Mortgage Advice Bureau Holdings, Ltd.	1,616	12,316
Mothercare plc (a)	102,238	29,908
Motorpoint group plc	14,323	33,580
N Brown Group plc	73,957	94,849
National Express Group plc	203,273	1,076,675
NCC Group plc	82,122	149,915
Next Fifteen Communications Group plc	1,952	14,290
Non-Standard Finance plc	79,101	56,470
Norcros plc	4,097	10,221
Northgate plc	48,315	235,266
On the Beach Group plc	36,264	207,187
OneSavings Bank plc	37,334	186,994
Ophir Energy plc (a)	165,965	122,995
Oxford Instruments plc	15,893	202,512
Pagegroup plc	105,272	646,032
Pan African Resources plc (a)	186,265	22,202
Paragon Banking Group plc	83,844	476,247
Park Group plc (a)	23,099	22,213
Parkmead Group plc (The) (a)	15,677	11,705
PayPoint plc	23,440	262,147
Pendragon plc	345,188	125,804
Pennon Group plc	142,268	1,378,378
Petrofac, Ltd.	76,214	485,966
Pets at Home Group plc	57,751	119,318
Phoenix Group Holdings plc	131,661	1,163,303
Photo-Me International plc	89,030	92,597
Playtech plc	58,243	330,091
Polar Capital Holdings plc	1,564	10,677
Polypipe Group plc	68,575	360,112
Porvair plc	8,570	61,449

United Kingdom—(Continued)
Premier Asset Management Group plc	4,232	12,353
Premier Foods plc (a) (e)	334,879	158,801
Premier Oil plc (a) (e)	245,706	301,400
Provident Financial plc	22,978	153,575
PZ Cussons plc	102,110	261,058
QinetiQ Group plc	183,469	720,976
Quilter plc	203,474	390,453
Rank Group plc	35,576	72,886
Rathbone Brothers plc	15,068	436,904
REA Holdings plc (a)	1,120	2,939
Redde plc	10,004	15,545
Redrow plc	98,104	770,030
Renew Holdings plc	3,253	17,058
Renewi plc	221,260	67,802
Renishaw plc	12,189	589,061
Renold plc (a)	64,766	22,652
Restaurant Group plc (The)	166,434	255,926
Revolution Bars Group plc	5,460	5,336
Ricardo plc	13,452	113,058
Rightmove plc	133,019	884,261
River & Mercantile Group plc	112	327
RM plc	43,283	135,643
Robert Walters plc	16,356	128,400
Rotork plc	262,065	966,107
Royal Mail plc	18,363	57,026
RPC Group plc	140,988	1,454,617
RPS Group plc	100,537	245,831
S&U plc	343	8,128
Saga plc	127,724	185,401
Savannah Petroleum plc (a)	60,736	19,901
Savills plc	62,765	740,532
Scapa Group plc	11,870	43,921
SDL plc	33,826	238,103
Secure Trust Bank plc	458	8,279
Senior plc	166,890	474,550
Severfield plc	100,890	90,389
SIG plc	252,797	468,714
Sirius Minerals plc (a) (e)	241,946	63,282
Smart Metering Systems plc	5,630	40,016
Soco International plc	50,968	45,658
Softcat plc	34,705	375,868
Spectris plc	40,479	1,326,182
Speedy Hire plc	205,988	145,386
Spire Healthcare Group plc	6,876	11,636
Spirent Communications plc	217,958	407,922
Sportech plc (a)	20,264	9,891
Sports Direct International plc (a)	32,908	125,300
SSP Group plc	138,890	1,252,852
St. Ives plc	66,431	79,652
St. Modwen Properties plc	86,555	447,868
Stagecoach Group plc	163,409	326,974
Stallergenes Greer plc (a)	922	37,758
SThree plc	37,574	131,544
Stobart Group, Ltd.	80,421	159,416
Stock Spirits Group plc	23,736	71,238
STV Group plc	7,121	34,688
Superdry plc	18,185	129,886

BHFTII-94

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Synthomer plc	88,503	$438,708
T. Clarke plc	15,381	24,091
TalkTalk Telecom Group plc (e)	165,840	238,349
Tate & Lyle plc	163,836	1,549,590
Ted Baker plc	9,974	202,652
Telecom Plus plc	21,709	430,100
Telit Communications plc (a)	33,381	69,887
Thomas Cook Group plc (a)	438,591	142,792
Topps Tiles plc	61,961	61,338
TP ICAP plc	203,445	779,859
Travis Perkins plc	72,545	1,299,572
Trifast plc	20,432	50,717
Trinity Mirror plc	157,693	127,595
TT electronics plc	79,682	225,461
U & I Group plc	54,856	133,750
Ultra Electronics Holdings plc	27,882	580,799
Urban & Civic plc	5,854	20,823
Vectura Group plc (a)	245,376	228,168
Vertu Motors plc	35,216	16,141
Vesuvius plc	95,731	740,268
Victrex plc	29,970	845,836
Vitec Group plc (The)	10,351	153,713
Volex plc (a)	20,438	24,360
Volution Group plc	23,180	51,171
Vp plc	4,147	56,733
Watkin Jones plc	4,237	12,171
Weir Group plc (The)	247	5,036
WH Smith plc	35,182	973,871
William Hill plc	315,264	660,735
Wincanton plc	44,811	138,082
Xaar plc	18,088	24,880

		101,047,162

United States—0.3%
Aeterna Zentaris, Inc. (a)	2,400	11,225
Alacer Gold Corp. (a)	102,778	279,181
Argonaut Gold, Inc. (a)	57,325	80,646
Burford Capital, Ltd.	7,950	174,684
Energy Fuels, Inc. (a)	19,715	65,355
Golden Star Resources, Ltd. (a)	28,192	113,920
Ormat Technologies, Inc. (c)	1	31
PureTech Health plc (a)	30,589	64,755
REC Silicon ASA (a) (e)	643,607	49,672
Reliance Worldwide Corp., Ltd.	109,748	336,536
Sims Metal Management, Ltd.	81,887	625,933

		1,801,938

Total Common Stocks (Cost $575,481,599)		617,304,407

Preferred Stocks—0.2%

Germany—0.2%
Biotest AG	4,477	114,008
Draegerwerk AG & Co. KGaA	2,309	109,407
FUCHS Petrolub SE	912	37,536

Germany—(Continued)
Jungheinrich AG	14,450	470,606
Sixt SE	4,402	299,743
Sto SE & Co. KGaA	190	17,321
Villeroy & Boch AG	505	8,771

Total Preferred Stocks (Cost $1,011,351)		1,057,392

Rights—0.0%

Australia—0.0%
Centrebet International, Ltd. (Litigation Units) (c)	9,600	0
Panoramic Resources, Ltd., Expires 04/09/19 (a) (c)	12,889	146

		146

Austria—0.0%
Intercell AG, Expires 05/16/13 (a) (b) (c) (d)	24,163	0

Canada—0.0%
Pan American Silver Corp., Expires 02/22/29 (c)	78,950	28,519

Hong Kong—0.0%
APAC Resources, Ltd., Expires 04/15/19 (c)	23,608	241
Fortune Oil CVR (b) (d)	575,627	0

		241

Italy—0.0%
d’Amico International Shipping S.A., Expires 04/16/19 (a) (c)	60,320	623

Singapore—0.0%
Keppel Infrastructure Trust, Expires 04/04/19 (c)	64,860	1,149

Spain—0.0%
Promotora de Informaciones S.A., Expires 04/06/19 (a) (c) (e)	87,762	6,891

Sweden—0.0%
AF POYRY AB, Expires 04/12/19 (a) (c)	19,518	39,887

United States—0.0%
Victory City International Holdings, Ltd., Expires 04/10/19 (c)	419,724	53

Total Rights (Cost $29,542)		77,509

Warrant—0.0%

Canada—0.0%
Tervita Corp., Expires 07/19/20 (a) (c)	733	69

Singapore—0.0%
Ezion Holdings, Ltd., Expires 04/16/23 (a) (c)	309,737	0

Total Warrants (Cost $1)		69

BHFTII-95

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Short-Term Investment—0.2%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $1,501,025; collateralized by U.S. Treasury Notes with rates ranging from 2.000% - 2.125%, due 12/31/21, and an aggregate market value of $1,534,622.	1,500,875	$1,500,875

Total Short-Term Investments (Cost $1,500,875)		1,500,875

Securities Lending Reinvestments (f)—2.7%

Certificate of Deposit—0.1%
Wells Fargo Bank N.A. 2.975%, 3M LIBOR + 0.210%, 10/25/19 (g)	500,000	500,000

Repurchase Agreements—2.2%
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $500,102; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $510,000.	500,000	500,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $400,093; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $408,000.	400,000	400,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $400,083; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $408,000.	400,000	400,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $2,000,458; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $1,721,277; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $1,755,334.	1,720,916	1,720,916
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $1,050,724; collateralized by various Common Stock with an aggregate market value of $1,100,001.	1,000,000	1,000,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $302,311; collateralized by various Common Stock with an aggregate market value of $330,000.	300,000	300,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $604,755; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $642,813.	600,000	600,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $500,253; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $541,482.	500,000	500,000
Nomura Securities International, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $3,000,638; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/11/19 - 11/15/48, and an aggregate market value of $3,060,000.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $1,020,219; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,112,202.	1,000,000	1,000,000
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $1,596,160; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,729,314.	1,554,856	1,554,856
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $225,111; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $250,245.	225,000	225,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $600,296; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $667,321.	600,000	600,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $300,148; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $333,661.	300,000	300,000

		14,100,772

Time Deposits—0.4%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	500,000	500,000

BHFTII-96

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
DZ Bank AG New York 2.430%, 04/01/19	500,000	$500,000
Natixis New York 2.400%, 04/01/19	500,000	500,000
Nordea Bank New York 2.350%, 04/01/19	500,000	500,000
Svenska, New York 2.360%, 04/01/19	500,000	500,000

		2,500,000

Total Securities Lending Reinvestments (Cost $17,100,771)		17,100,772

Total Investments—101.6% (Cost $595,124,139)		637,041,024
Other assets and liabilities (net)—(1.6)%		(10,232,000)

Net Assets—100.0%		$626,809,024

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, these securities represent 0.1% of net assets.
(c)	Illiquid security. As of March 31, 2019, these securities represent 0.2% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $23,299,775 and the collateral received consisted of cash in the amount of $17,100,772 and non-cash collateral with a value of $7,702,047. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Ten Largest Industries as of March 31, 2019 (Unaudited)	% of Net Assets
Machinery	6.4
Real Estate Management & Development	5.1
Metals & Mining	4.7
Banks	3.7
Hotels, Restaurants & Leisure	3.7
Capital Markets	3.5
Food Products	3.3
Construction & Engineering	3.1
Electronic Equipment, Instruments & Components	3.1
Chemicals	3.0

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTII-97

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$565,415	$42,140,684	$54,778	$42,760,877
Austria	—	7,825,667	0	7,825,667
Belgium	1,911,534	8,742,253	—	10,653,787
Canada	51,474,411	835,913	48,861	52,359,185
China	107,322	1,710,536	—	1,817,858
Colombia	26,071	—	—	26,071
Denmark	—	12,361,970	—	12,361,970
Faeroe Islands	—	10,380	—	10,380
Finland	—	14,992,598	—	14,992,598
France	—	25,139,648	—	25,139,648
Georgia	—	264,321	—	264,321
Germany	10,743	40,599,897	—	40,610,640
Ghana	—	1,529,126	—	1,529,126
Greenland	—	11,109	—	11,109
Guernsey, Channel Islands	—	61,019	—	61,019
Hong Kong	831,580	17,483,753	166,433	18,481,766
Ireland	—	1,774,898	—	1,774,898
Isle of Man	—	57,339	—	57,339
Israel	—	7,651,524	53,128	7,704,652
Italy	—	25,458,563	263	25,458,826
Japan	24,327	143,702,341	—	143,726,668
Jersey, Channel Islands	—	466,377	—	466,377
Jordan	—	501,232	—	501,232
Kazakhstan	—	360,569	—	360,569
Liechtenstein	—	318,971	—	318,971
Luxembourg	—	754,504	—	754,504
Macau	—	88,269	—	88,269
Malta	—	582,346	—	582,346
Monaco	274,927	—	—	274,927
Netherlands	—	18,361,964	0	18,361,964
New Zealand	—	4,953,507	—	4,953,507
Norway	155,277	5,405,732	—	5,561,009
Peru	—	229,672	—	229,672
Philippines	—	8,013	—	8,013
Portugal	—	2,548,001	0	2,548,001
Russia	—	90,287	—	90,287
Singapore	183,513	6,854,240	49,434	7,087,187
South Africa	7,597	80,256	—	87,853
Spain	—	15,222,899	0	15,222,899
Sweden	—	18,576,234	—	18,576,234
Switzerland	—	30,659,250	—	30,659,250

BHFTII-98

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy —(Continued)

Description	Level 1	Level 2	Level 3	Total
Turkey	$—	$16,561	$—	$16,561
United Arab Emirates	—	77,270	—	77,270
United Kingdom	2,939	101,038,803	5,420	101,047,162
United States	550,327	1,251,611	—	1,801,938
Total Common Stocks	56,125,983	560,800,107	378,317	617,304,407
Total Preferred Stocks*	—	1,057,392	—	1,057,392
Rights
Australia	146	0	—	146
Austria	—	—	0	0
Canada	—	28,519	—	28,519
Hong Kong	—	241	0	241
Italy	—	623	—	623
Singapore	—	1,149	—	1,149
Spain	6,891	—	—	6,891
Sweden	39,887	—	—	39,887
United States	—	53	—	53
Total Rights	46,924	30,585	0	77,509
Warrant
Canada	69	—	—	69
Singapore	—	0	—	0
Total Warrants	69	0	—	69
Total Short-Term Investment*	—	1,500,875	—	1,500,875
Total Securities Lending Reinvestments*	—	17,100,772	—	17,100,772
Total Investments	$56,172,976	$580,489,731	$378,317	$637,041,024

Collateral for Securities Loaned (Liability)	$—	$(17,100,772)	$—	$(17,100,772)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2019 is not presented.

Transfers from Level 1 and Level 2 in the amount of $270,631 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTII-99

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—60.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Boeing Co. (The)	25,202	$9,612,547
Harris Corp.	26,458	4,225,607
Lockheed Martin Corp.	29,002	8,705,240
Raytheon Co.	29,408	5,354,609

		27,898,003

Airlines—0.2%
JetBlue Airways Corp. (a)	127,281	2,082,317

Banks—2.0%
Bank of America Corp.	762,489	21,037,072
SVB Financial Group (a)	13,223	2,940,266

		23,977,338

Beverages—1.3%
Coca-Cola Co. (The)	267,758	12,547,140
Monster Beverage Corp. (a)	58,104	3,171,316

		15,718,456

Biotechnology—1.0%
Alder Biopharmaceuticals, Inc. (a) (b)	11,100	151,515
Alnylam Pharmaceuticals, Inc. (a) (b)	3,611	337,448
Arcus Biosciences, Inc. (a)	11,888	148,481
Assembly Biosciences, Inc. (a) (b)	7,799	153,562
Audentes Therapeutics, Inc. (a) (b)	9,048	353,053
Biogen, Inc. (a)	2,841	671,556
Biohaven Pharmaceutical Holding Co., Ltd. (a)	29,543	1,520,578
Bluebird Bio, Inc. (a) (b)	6,215	977,806
Calithera Biosciences, Inc. (a)	14,741	99,354
Coherus Biosciences, Inc. (a) (b)	38,405	523,844
CytomX Therapeutics, Inc. (a)	14,000	150,500
Forty Seven, Inc. (a) (b)	25,145	406,343
G1 Therapeutics, Inc. (a)	11,651	193,407
Global Blood Therapeutics, Inc. (a) (b)	9,639	510,192
GlycoMimetics, Inc. (a) (b)	19,232	239,631
Heron Therapeutics, Inc. (a)	8,762	214,143
Incyte Corp. (a)	6,954	598,114
Ironwood Pharmaceuticals, Inc. (a) (b)	35,699	483,007
Jounce Therapeutics, Inc. (a)	8,043	49,867
Karyopharm Therapeutics, Inc. (a) (b)	29,147	170,219
Momenta Pharmaceuticals, Inc. (a) (b)	17,000	247,010
Neon Therapeutics, Inc. (a)	6,879	44,438
Ra Pharmaceuticals, Inc. (a)	20,912	468,429
Radius Health, Inc. (a)	12,031	239,898
Rigel Pharmaceuticals, Inc. (a)	41,463	106,560
Seattle Genetics, Inc. (a) (b)	16,178	1,184,877
Syndax Pharmaceuticals, Inc. (a)	26,685	140,096
Vertex Pharmaceuticals, Inc. (a)	6,966	1,281,396

		11,665,324

Capital Markets—1.7%
Blucora, Inc. (a)	112,761	3,763,962
FactSet Research Systems, Inc.	16,504	4,097,448
Hamilton Lane, Inc. - Class A	45,374	1,977,399
Northern Trust Corp.	27,717	2,505,894

Capital Markets—(Continued)
Raymond James Financial, Inc.	26,501	2,130,945
TD Ameritrade Holding Corp. (b)	137,420	6,869,626

		21,345,274

Chemicals—1.3%
Cabot Corp.	45,724	1,903,490
Celanese Corp. (b)	19,278	1,901,004
DowDuPont, Inc.	39,052	2,081,862
FMC Corp.	27,715	2,129,066
Linde plc	19,426	3,417,616
Livent Corp. (a)	25,921	318,310
PPG Industries, Inc.	33,903	3,826,632

		15,577,980

Commercial Services & Supplies—0.4%
Waste Management, Inc.	50,913	5,290,370

Construction & Engineering—0.1%
Dycom Industries, Inc. (a)	7,800	358,332
Granite Construction, Inc. (b)	16,259	701,576

		1,059,908

Construction Materials—0.1%
Martin Marietta Materials, Inc. (b)	828	166,577
Vulcan Materials Co.	5,584	661,146

		827,723

Consumer Finance—0.5%
American Express Co.	38,986	4,261,170
OneMain Holdings, Inc.	70,300	2,232,025

		6,493,195

Containers & Packaging—0.6%
Ardagh Group S.A.	46,000	598,000
Ball Corp.	76,575	4,430,630
International Paper Co.	52,334	2,421,494

		7,450,124

Diversified Consumer Services—0.1%
Houghton Mifflin Harcourt Co. (a)	93,311	678,371

Diversified Financial Services—0.4%
AXA Equitable Holdings, Inc.	86,908	1,750,327
Voya Financial, Inc.	65,214	3,258,092

		5,008,419

Diversified Telecommunication Services—1.1%
Verizon Communications, Inc.	234,446	13,862,792

Electric Utilities—1.5%
Avangrid, Inc.	56,587	2,849,155
Edison International	76,704	4,749,512
Exelon Corp.	93,499	4,687,105
NextEra Energy, Inc. (b)	27,455	5,307,601

BHFTII-100

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
PG&E Corp. (a)	47,685	$848,793

		18,442,166

Electrical Equipment—0.2%
AMETEK, Inc.	30,589	2,537,969

Electronic Equipment, Instruments & Components—0.2%
Flex, Ltd. (a)	292,921	2,929,210

Energy Equipment & Services—0.4%
Baker Hughes a GE Co.	89,106	2,470,018
Halliburton Co.	84,964	2,489,445

		4,959,463

Entertainment—1.1%
Electronic Arts, Inc. (a)	36,071	3,665,896
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	46,935	1,645,072
Netflix, Inc. (a)	11,988	4,274,441
Spotify Technology S.A. (a)	4,603	638,896
Viacom, Inc. - Class B	18,952	531,983
Walt Disney Co. (The)	22,716	2,522,157

		13,278,445

Equity Real Estate Investment Trusts—2.1%
Alexandria Real Estate Equities, Inc.	27,486	3,918,404
American Tower Corp. (b)	57,910	11,411,745
Camden Property Trust	32,997	3,349,195
Equinix, Inc.	8,507	3,855,032
Public Storage	5,382	1,172,092
Simon Property Group, Inc.	14,486	2,639,494

		26,345,962

Food & Staples Retailing—0.3%
Performance Food Group Co. (a)	31,066	1,231,456
U.S. Foods Holding Corp. (a)	77,279	2,697,810

		3,929,266

Food Products—0.3%
Mondelez International, Inc. - Class A	65,849	3,287,182

Health Care Equipment & Supplies—2.8%
Abbott Laboratories	154,702	12,366,878
Baxter International, Inc.	41,477	3,372,495
Boston Scientific Corp. (a)	227,042	8,713,872
Danaher Corp.	41,869	5,527,545
NuVasive, Inc. (a)	64,182	3,644,896
Penumbra, Inc. (a) (b)	3,100	455,731

		34,081,417

Health Care Providers & Services—1.7%
Anthem, Inc.	31,924	9,161,549
HCA Healthcare, Inc.	27,470	3,581,539
UnitedHealth Group, Inc.	30,415	7,520,413

		20,263,501

Hotels, Restaurants & Leisure—1.4%
Hyatt Hotels Corp. - Class A	43,998	3,192,935
McDonald’s Corp.	65,486	12,435,792
MGM Resorts International	50,355	1,292,109

		16,920,836

Household Durables—0.2%
Installed Building Products, Inc. (a)	43,936	2,130,896

Household Products—0.9%
Procter & Gamble Co. (The)	107,568	11,192,450

Independent Power and Renewable Electricity Producers—0.3%
NRG Energy, Inc.	89,649	3,808,289

Industrial Conglomerates—0.5%
3M Co. (b)	14,350	2,981,643
General Electric Co.	264,913	2,646,481

		5,628,124

Insurance—2.6%
American International Group, Inc. (b)	101,489	4,370,116
Assurant, Inc.	37,273	3,537,580
Assured Guaranty, Ltd.	97,053	4,312,065
Athene Holding, Ltd. - Class A (a)	78,713	3,211,490
Hartford Financial Services Group, Inc. (The)	90,926	4,520,841
Marsh & McLennan Cos., Inc.	56,518	5,307,040
Progressive Corp. (The)	35,605	2,566,764
Prudential Financial, Inc.	27,912	2,564,555
Trupanion, Inc. (a) (b)	46,748	1,530,530

		31,920,981

Interactive Media & Services—3.1%
Alphabet, Inc. - Class A (a)	19,920	23,443,649
Facebook, Inc. - Class A (a)	89,959	14,995,265

		38,438,914

Internet & Direct Marketing Retail—3.7%
Amazon.com, Inc. (a)	18,886	33,631,244
Booking Holdings, Inc. (a)	1,890	3,297,880
Expedia Group, Inc.	39,396	4,688,124
Wayfair, Inc. - Class A (a) (b)	22,379	3,322,163

		44,939,411

IT Services—2.9%
FleetCor Technologies, Inc. (a)	17,619	4,344,669
Genpact, Ltd.	62,449	2,196,956
Global Payments, Inc.	47,144	6,436,099
GoDaddy, Inc. - Class A (a)	57,489	4,322,598
PayPal Holdings, Inc. (a) (b)	45,667	4,742,061
Total System Services, Inc.	13,265	1,260,308
Visa, Inc. - Class A	65,437	10,220,605
WEX, Inc. (a)	12,672	2,432,897

		35,956,193

BHFTII-101

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.7%
Thermo Fisher Scientific, Inc.	30,093	$8,237,056

Machinery—1.0%
AGCO Corp.	6,104	424,533
Caterpillar, Inc. (b)	17,015	2,305,362
Deere & Co.	14,708	2,350,927
Fortive Corp.	12,786	1,072,618
Greenbrier Cos., Inc. (The)	19,126	616,431
Illinois Tool Works, Inc.	25,031	3,592,699
Ingersoll-Rand plc	22,074	2,382,888

		12,745,458

Marine—0.1%
Kirby Corp. (a)	9,727	730,595

Media—1.5%
Charter Communications, Inc. - Class A (a) (b)	14,635	5,077,028
Comcast Corp. - Class A	305,138	12,199,417
Fox Corp. - Class A (a)	10,140	372,239
New York Times Co. (The) - Class A (b)	21,657	711,433

		18,360,117

Metals & Mining—0.1%
Alcoa Corp. (a)	13,192	371,487
Carpenter Technology Corp.	8,602	394,402
Freeport-McMoRan, Inc.	22,659	292,074
Southern Copper Corp. (b)	5,391	213,915
Steel Dynamics, Inc.	14,222	501,610

		1,773,488

Multi-Utilities—0.6%
Sempra Energy (b)	57,210	7,200,451

Oil, Gas & Consumable Fuels—3.0%
Chevron Corp.	46,623	5,743,021
Concho Resources, Inc.	10,222	1,134,233
ConocoPhillips	2,090	139,487
Diamondback Energy, Inc.	9,861	1,001,187
Encana Corp.	160,104	1,159,153
EOG Resources, Inc.	1,377	131,063
Exxon Mobil Corp.	194,179	15,689,663
Kosmos Energy, Ltd.	100,401	625,498
Marathon Petroleum Corp.	61,830	3,700,526
Noble Energy, Inc. (b)	44,049	1,089,332
Occidental Petroleum Corp.	1,961	129,818
ONEOK, Inc.	26,518	1,852,017
Paragon Offshore Finance Co. - Class A (a) (c)	162	152
Paragon Offshore Finance Co. - Class B (a) (c)	81	2,977
Templar Energy LLC (a) (c) (d) (t)	2,426	0
TransCanada Corp. (b)	109,749	4,932,120

		37,330,247

Pharmaceuticals—2.9%
Aerie Pharmaceuticals, Inc. (a) (b)	13,052	619,970
Allergan plc	51,040	7,472,766
Amneal Pharmaceuticals, Inc. (a)	66,842	947,151

Pharmaceuticals—(Continued)
AstraZeneca plc (ADR)	180,432	7,294,866
Bristol-Myers Squibb Co. (b)	158,844	7,578,447
Dermira, Inc. (a)	71,099	963,392
Elanco Animal Health, Inc. (a)	18,132	581,493
Eli Lilly & Co.	5,119	664,241
Kala Pharmaceuticals, Inc. (a)	17,700	146,379
Medicines Co. (The) (a) (b)	6,600	184,470
Mylan NV (a)	105,149	2,979,923
MyoKardia, Inc. (a)	12,006	624,192
Nektar Therapeutics (a) (b)	32,680	1,098,048
Revance Therapeutics, Inc. (a)	27,646	435,701
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	209,864	3,290,668
Tricida, Inc. (a)	16,500	637,230

		35,518,937

Professional Services—0.6%
Equifax, Inc.	9,139	1,082,972
IHS Markit, Ltd. (a)	72,509	3,943,039
TransUnion	19,163	1,280,855
TriNet Group, Inc. (a)	26,106	1,559,572

		7,866,438

Road & Rail—0.5%
J.B. Hunt Transport Services, Inc.	2,700	273,483
Norfolk Southern Corp.	27,335	5,108,638
Union Pacific Corp.	6,932	1,159,030

		6,541,151

Semiconductors & Semiconductor Equipment—2.3%
Advanced Micro Devices, Inc. (a)	156,796	4,001,434
Broadcom, Inc.	1,657	498,277
First Solar, Inc. (a) (b)	12,648	668,320
Intel Corp.	104,470	5,610,039
KLA-Tencor Corp.	12,751	1,522,597
Marvell Technology Group, Ltd.	214,446	4,265,331
Micron Technology, Inc. (a)	60,170	2,486,826
NVIDIA Corp. (b)	7,174	1,288,164
Teradyne, Inc.	24,238	965,642
Texas Instruments, Inc.	37,033	3,928,090
Xilinx, Inc.	19,965	2,531,362

		27,766,082

Software—4.3%
Adobe, Inc. (a)	9,329	2,486,085
Atlassian Corp. plc - Class A (a)	2,044	229,725
Autodesk, Inc. (a)	7,506	1,169,585
Ceridian HCM Holding, Inc. (a)	10,900	559,170
Guidewire Software, Inc. (a)	13,976	1,357,908
Microsoft Corp.	234,741	27,685,354
Salesforce.com, Inc. (a)	32,560	5,156,527
ServiceNow, Inc. (a)	6,344	1,563,733
Splunk, Inc. (a) (b)	5,893	734,268
SS&C Technologies Holdings, Inc.	130,541	8,314,156
SVMK, Inc. (a)	74,300	1,353,003
Workday, Inc. - Class A (a) (b)	13,467	2,597,111

		53,206,625

BHFTII-102

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—1.2%
Lowe’s Cos., Inc.	43,185	$4,727,462
National Vision Holdings, Inc. (a) (b)	88,127	2,769,832
Ross Stores, Inc.	19,426	1,808,560
TJX Cos., Inc. (The)	110,392	5,873,958

		15,179,812

Technology Hardware, Storage & Peripherals—1.1%
Apple, Inc.	58,506	11,113,215
Western Digital Corp.	42,751	2,054,613

		13,167,828

Textiles, Apparel & Luxury Goods—0.9%
NIKE, Inc. - Class B	69,720	5,871,121
Tapestry, Inc.	34,295	1,114,245
Under Armour, Inc. - Class A (a) (b)	78,779	1,665,388
Under Armour, Inc. - Class C (a)	107,963	2,037,262

		10,688,016

Thrifts & Mortgage Finance—0.1%
MGIC Investment Corp. (a) (b)	114,804	1,514,265

Tobacco—0.6%
Philip Morris International, Inc.	88,846	7,853,098

Trading Companies & Distributors—0.1%
Triton International, Ltd.	29,795	926,624

Total Common Stocks (Cost $640,731,065)		746,532,557

U.S. Treasury & Government Agencies—18.1%

Agency Sponsored Mortgage - Backed—14.4%
Fannie Mae 15 Yr. Pool 3.000%, 07/01/28	1,362,587	1,377,325
3.000%, 02/01/31	171,878	173,524
3.000%, TBA (e)	5,253,000	5,300,887
3.500%, 07/01/28	200,004	205,104
3.500%, TBA (e)	715,000	731,425
4.000%, 04/01/26	33,710	34,897
4.000%, 02/01/29	792,643	816,581
4.500%, 06/01/24	173,012	178,138
4.500%, 02/01/25	40,449	41,605
4.500%, 04/01/25	6,814	7,009
4.500%, 07/01/25	34,897	35,897
4.500%, 06/01/26	738,025	759,107
5.000%, TBA (e)	500,000	510,919
Fannie Mae 20 Yr. Pool 3.000%, 03/01/37	838,448	846,923
Fannie Mae 30 Yr. Pool 3.000%, 02/01/43	701,239	701,822
3.000%, 03/01/43	910,248	911,004
3.000%, 04/01/43	841,571	842,271

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 05/01/43	2,294,953	2,297,448
3.000%, 06/01/43	270,547	270,772
3.000%, 04/01/47	8,348,645	8,323,265
3.500%, 03/01/43	46,659	47,667
3.500%, 05/01/43	84,532	86,266
3.500%, 07/01/43	213,585	218,129
3.500%, 08/01/43	384,880	393,047
3.500%, 10/01/44	367,871	376,237
3.500%, 02/01/45	447,233	455,160
3.500%, 09/01/46	855,129	869,241
3.500%, 10/01/46	367,622	373,702
3.500%, 11/01/46	247,667	253,214
3.500%, 09/01/47	340,614	346,465
3.500%, 12/01/47	188,606	191,924
3.500%, 01/01/48	1,329,252	1,350,144
3.500%, 02/01/48	274,804	279,872
3.500%, TBA (e)	7,942,000	8,052,133
4.000%, 10/01/40	762,254	790,607
4.000%, 11/01/40	350,027	363,053
4.000%, 12/01/40	252,540	261,958
4.000%, 02/01/41	121,806	126,425
4.000%, 03/01/41	288,709	299,478
4.000%, 08/01/42	157,955	163,846
4.000%, 09/01/42	250,921	260,279
4.000%, 03/01/45	43,340	44,822
4.000%, 07/01/45	223,317	233,089
4.000%, 05/01/46	123,890	128,081
4.000%, 06/01/46	296,389	306,455
4.000%, 04/01/47	316,261	330,394
4.000%, 07/01/48	2,577,475	2,657,465
4.000%, 09/01/48	965,981	995,355
4.000%, 02/01/49	1,295,652	1,337,348
4.500%, 10/01/40	692,504	732,156
4.500%, 09/01/41	85,394	90,156
4.500%, 10/01/41	302,059	319,347
4.500%, 08/01/42	106,801	112,520
4.500%, 09/01/43	1,692,594	1,783,993
4.500%, 10/01/43	212,191	223,239
4.500%, 12/01/43	167,691	176,677
4.500%, 01/01/44	527,159	557,819
5.000%, 04/01/33	2,842	3,042
5.000%, 07/01/33	9,261	9,956
5.000%, 09/01/33	148,997	160,312
5.000%, 11/01/33	38,714	41,660
5.000%, 12/01/33	15,601	16,786
5.000%, 02/01/34	7,000	7,532
5.000%, 03/01/34	3,311	3,562
5.000%, 04/01/34	3,143	3,382
5.000%, 06/01/34	3,276	3,523
5.000%, 07/01/34	45,293	48,731
5.000%, 10/01/34	112,834	121,402
5.000%, 07/01/35	79,256	85,279
5.000%, 10/01/35	87,450	94,103
5.000%, 12/01/35	68,854	74,077

BHFTII-103

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 08/01/36	63,049	$67,822
5.000%, 07/01/37	34,685	37,325
5.000%, 07/01/41	61,276	65,706
5.000%, 08/01/41	32,344	34,892
5.500%, 08/01/28	24,017	25,633
5.500%, 04/01/33	41,343	45,084
5.500%, 08/01/37	244,893	269,422
5.500%, 04/01/41	20,858	22,530
6.000%, 03/01/28	1,847	1,991
6.000%, 05/01/28	2,505	2,700
6.000%, 02/01/34	168,187	185,618
6.000%, 08/01/34	89,617	98,907
6.000%, 04/01/35	757,751	836,180
6.000%, 02/01/38	59,957	66,089
6.000%, 03/01/38	18,514	20,443
6.000%, 05/01/38	61,209	67,590
6.000%, 10/01/38	18,162	20,055
6.000%, 12/01/38	21,855	24,106
6.000%, TBA (e)	1,000,000	1,078,546
6.500%, 05/01/40	430,705	492,669
Fannie Mae ARM Pool 4.366%, 12M LIBOR + 1.750%, 03/01/41 (f)	47,144	48,874
4.469%, 12M LIBOR + 1.819%, 09/01/41 (f)	70,333	73,360
4.578%, 12M LIBOR + 1.774%, 06/01/41 (f)	122,528	127,447
4.680%, 12M LIBOR + 1.804%, 12/01/40 (f)	62,590	65,384
4.688%, 12M LIBOR + 1.820%, 03/01/41 (f)	13,918	14,593
Fannie Mae Connecticut Avenue Securities (CMO) 3.206%, 1M LIBOR + 0.720%, 01/25/31 (f)	768,089	767,897
6.036%, 1M LIBOR + 3.550%, 07/25/29 (f)	390,000	418,935
6.836%, 1M LIBOR + 4.350%, 05/25/29 (f)	780,142	854,188
7.386%, 1M LIBOR + 4.900%, 11/25/24 (f)	267,362	300,091
8.186%, 1M LIBOR + 5.700%, 04/25/28 (f)	145,722	166,737
8.486%, 1M LIBOR + 6.000%, 09/25/28 (f)	127,975	145,831
Fannie Mae Interest Strip (CMO) 2.000%, 09/25/39	399,062	379,521
4.000%, 05/25/27 (g)	289,472	25,006
Fannie Mae Pool 2.390%, 09/01/28	125,000	120,701
2.430%, 08/01/26	200,000	196,468
3.025%, 11/01/29	400,000	399,501
3.240%, 12/01/26	80,744	83,346
3.410%, 08/01/27	473,669	493,095
3.500%, 09/01/57	2,088,917	2,114,089
3.500%, 05/01/58	1,234,833	1,249,713
3.630%, 03/01/29	470,000	495,589
3.800%, 02/01/29	1,330,000	1,420,942
3.890%, 05/01/30	99,599	106,373
3.960%, 05/01/34	41,813	45,191
4.000%, 06/01/41	922,797	957,198
4.500%, 01/01/51	1,702,854	1,786,280
Fannie Mae REMICS (CMO) Zero Coupon, 06/25/36 (c) (h)	223,745	193,311
Zero Coupon, 03/25/36 (h)	27,038	22,641
1.518%, 05/25/46 (c) (f) (g)	685,389	33,293

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS (CMO)
1.618%, 04/25/55 (f) (g)	669,297	34,930
1.655%, 06/25/55 (c) (f) (g)	544,107	29,082
1.670%, 08/25/44 (c) (f) (g)	614,516	32,357
1.750%, 12/25/42	529,787	512,522
2.000%, 08/25/43	257,587	244,797
2.500%, 06/25/28 (c) (g)	166,046	11,936
3.000%, 02/25/27 (c) (g)	428,389	29,203
3.000%, 09/25/27 (c)	152,392	12,430
3.000%, 01/25/28 (c)	1,016,806	79,300
3.000%, 05/25/47	424,474	425,805
3.000%, 09/25/47	1,369,848	1,367,774
3.000%, 06/25/48	1,261,964	1,258,258
3.000%, 10/25/48	1,032,289	1,028,760
3.500%, 05/25/27 (c) (g)	429,497	39,767
3.500%, 10/25/27 (c)	264,347	23,957
3.500%, 05/25/30 (c) (g)	281,010	31,842
3.500%, 08/25/30 (c) (g)	87,081	8,300
3.500%, 02/25/31 (c) (g)	207,368	16,746
3.500%, 09/25/35 (c) (g)	182,470	26,143
3.500%, 04/25/46	145,632	146,608
3.500%, 10/25/46 (c) (g)	163,227	32,478
3.500%, 11/25/47	1,124,259	1,158,024
3.500%, 02/25/48	346,010	353,449
3.500%, 04/25/48	736,686	770,815
3.500%, 12/25/58	1,344,136	1,368,486
4.000%, 03/25/42 (c) (g)	124,950	16,600
4.000%, 05/25/42 (c) (g)	771,971	103,933
4.000%, 11/25/42 (c) (g)	68,860	10,148
4.500%, 07/25/27 (c) (g)	134,626	12,379
5.466%, 05/25/42 (f) (g)	69,362	7,280
5.500%, 04/25/35 (c)	320,536	359,477
5.500%, 04/25/37	121,603	134,822
5.500%, 09/25/44 (c) (g)	547,376	123,549
5.500%, 06/25/48 (c)	585,149	119,620
6.000%, 01/25/42 (c) (g)	564,581	98,443
6.000%, 09/25/47 (c) (g)	369,811	87,235
Fannie Mae-ACES (CMO) 2.209%, 01/25/22 (f) (g)	1,003,804	28,869
3.090%, 02/25/30 (f)	635,000	633,555
3.329%, 10/25/23 (f)	486,972	500,441
Freddie Mac 15 Yr. Gold Pool 3.000%, 07/01/28	557,705	565,098
3.000%, 08/01/29	337,367	341,828
3.000%, 04/01/33	1,010,249	1,020,275
3.500%, TBA (e)	1,200,000	1,228,781
Freddie Mac 20 Yr. Gold Pool 3.000%, 11/01/36	1,163,873	1,172,569
3.000%, 01/01/37	844,389	850,698
3.500%, 08/01/34	743,907	765,277
5.000%, 03/01/27	68,984	72,997
5.000%, 02/01/28	183,849	194,543
5.000%, 03/01/28	94,955	100,478
5.000%, 05/01/28	349,976	370,333
5.000%, 05/01/30	342,209	362,435

BHFTII-104

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.000%, 12/01/44	17,676	$17,672
3.000%, 08/01/46	1,655,741	1,651,210
3.000%, 10/01/46	1,676,533	1,671,946
3.000%, 11/01/46	2,547,056	2,540,441
3.000%, 12/01/46	804,775	802,377
3.000%, 01/01/47	913,220	909,603
3.500%, 08/01/42	115,248	118,196
3.500%, 11/01/42	169,518	173,272
3.500%, 06/01/46	270,373	275,115
3.500%, 10/01/47	1,266,283	1,286,935
3.500%, 03/01/48	651,978	666,038
3.500%, TBA (e)	7,490,000	7,598,254
4.000%, 05/01/42	761,879	790,900
4.000%, 08/01/42	198,361	205,926
4.000%, 09/01/42	281,875	292,625
4.000%, 07/01/44	66,655	69,031
4.000%, 02/01/46	299,770	309,654
4.000%, 09/01/48	192,707	198,897
4.000%, TBA (e)	17,255,000	17,764,225
4.500%, 09/01/43	115,490	121,166
4.500%, 11/01/43	961,608	1,008,866
4.500%, TBA (e)	7,780,000	8,119,767
5.000%, 03/01/38	64,633	69,666
5.000%, 05/01/39	7,176	7,754
5.000%, 06/01/41	388,950	420,190
5.000%, TBA (e)	580,000	614,154
5.500%, 07/01/33	111,161	120,310
5.500%, 04/01/39	44,472	48,675
5.500%, 06/01/41	165,931	181,907
Freddie Mac ARM Non-Gold Pool 5.025%, 12M LIBOR + 1.900%, 02/01/41 (f)	76,969	80,372
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
0.608%, 03/25/27 (f) (g)	4,365,227	182,030
1.440%, 06/25/22 (f) (g)	1,775,551	69,665
1.623%, 03/25/22 (f) (g)	1,295,670	52,852
1.850%, 05/25/19 (f) (g)	949,486	97
Freddie Mac REMICS (CMO)
Zero Coupon, 11/15/36 (h)	24,973	22,364
1.750%, 10/15/42	476,152	455,715
2.500%, 05/15/28 (g)	178,414	13,298
3.000%, 03/15/28 (c) (g)	502,360	36,672
3.000%, 05/15/32 (g)	229,959	15,113
3.000%, 03/15/33 (c) (g)	171,920	20,074
3.000%, 08/15/43	1,056,000	1,044,224
3.000%, 05/15/46	539,851	540,435
3.250%, 11/15/41	276,120	278,980
3.500%, 06/15/26 (c) (g)	253,651	14,433
3.500%, 09/15/26 (g)	91,798	7,744
3.500%, 03/15/27 (g)	152,006	12,302
3.500%, 03/15/41 (c) (g)	63,515	7,179
4.000%, 07/15/27 (c) (g)	580,893	49,101
4.000%, 03/15/28 (g)	277,554	23,400
4.000%, 06/15/28 (g)	149,904	13,171

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac REMICS (CMO)
4.000%, 07/15/30 (g)	395,643	40,223
4.750%, 07/15/39	468,225	507,138
5.000%, 09/15/33 (g)	225,541	40,836
5.500%, 08/15/33	58,328	64,084
5.500%, 07/15/36	126,953	140,141
5.500%, 06/15/46	168,378	186,945
6.500%, 07/15/36	170,799	189,966
FREMF Mortgage Trust (CMO)
3.042%, 10/25/47 (144A) (f)	770,000	768,836
5.279%, 09/25/43 (144A) (f)	855,000	875,362
Ginnie Mae I 30 Yr. Pool 3.000%, 12/15/44	24,411	24,581
3.000%, 02/15/45	70,273	70,674
3.000%, 04/15/45	908,855	914,040
3.000%, 05/15/45	1,062,014	1,068,050
3.000%, 07/15/45	30,807	30,982
4.000%, 09/15/42	796,544	827,608
4.500%, 04/15/41	556,598	585,685
4.500%, 02/15/42	1,219,133	1,283,058
5.000%, 12/15/38	41,834	44,935
5.000%, 04/15/39	803,532	863,161
5.000%, 07/15/39	75,782	81,338
5.000%, 12/15/40	112,736	121,023
5.500%, 12/15/40	414,066	455,116
Ginnie Mae II 30 Yr. Pool
3.500%, 08/20/47	351,145	359,201
3.500%, TBA (e)	7,043,000	7,198,166
4.000%, 11/20/47	279,580	290,290
4.000%, 03/20/48	1,048,506	1,085,383
4.000%, TBA (e)	11,087,000	11,451,225
4.000%, 04/20/49	1,300,000	1,343,613
4.500%, 01/20/46	122,977	129,384
4.500%, 09/20/48	2,083,420	2,164,607
4.500%, TBA (e)	150,000	155,768
5.000%, 10/20/39	18,842	20,154
5.000%, 02/20/49	1,246,875	1,308,720
5.000%, TBA (e)	270,000	282,060
Government National Mortgage Association (CMO)
0.780%, 02/16/53 (f) (g)	1,983,747	95,769
1.750%, 09/20/43	86,160	83,701
2.000%, 01/20/42	432,685	419,019
2.500%, 12/16/39	381,171	379,412
2.500%, 07/20/41	628,329	622,319
3.000%, 09/20/28 (g)	192,591	15,590
3.000%, 02/16/43 (g)	123,969	18,875
3.000%, 03/20/47	160,712	147,843
3.500%, 02/16/27 (g)	79,763	6,775
3.500%, 03/20/27 (g)	200,326	18,534
3.500%, 10/20/29 (g)	1,091,062	120,922
3.500%, 07/20/40 (g)	202,021	19,626
3.500%, 02/20/41 (g)	287,405	30,107
3.500%, 04/20/42 (g)	500,140	51,885
3.500%, 10/20/42 (g)	759,419	131,783

BHFTII-105

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
3.500%, 05/20/43 (c) (g)	106,809	$16,590
3.500%, 07/20/43 (c) (g)	400,509	57,079
3.500%, 01/20/46	508,000	520,829
4.000%, 12/16/26 (g)	54,394	4,776
4.000%, 05/20/29 (g)	831,180	79,138
4.000%, 05/16/42 (c) (g)	87,272	13,821
4.000%, 03/20/43 (g)	141,711	29,998
4.000%, 01/20/44 (c) (g)	64,565	13,928
4.000%, 11/20/44 (c) (g)	1,053,326	171,486
4.000%, 03/20/47 (g)	517,702	86,823
4.000%, 07/20/47 (g)	783,037	132,572
4.500%, 04/20/45 (c) (g)	227,435	52,862
5.000%, 02/16/40 (g)	598,697	135,666
5.000%, 10/16/41 (c) (g)	324,452	52,151
5.000%, 01/16/47 (g)	146,099	31,705
5.500%, 03/20/39 (c) (g)	424,357	93,870
5.500%, 02/16/47 (g)	406,204	89,773
5.500%, 02/20/47 (g)	252,142	54,029
6.000%, 09/20/40 (g)	452,998	106,653
6.000%, 02/20/46 (g)	387,192	87,057

		175,480,680

U.S. Treasury—3.7%
U.S. Treasury Bonds
2.250%, 08/15/46	915,000	817,853
2.875%, 11/15/46 (i)	1,600,000	1,623,500
3.000%, 11/15/45 (i) (j)	1,980,000	2,059,664
3.000%, 02/15/47 (j)	1,500,000	1,560,176
3.000%, 02/15/48 (j)	2,840,000	2,945,502
3.000%, 08/15/48 (b)	950,000	985,699
3.125%, 08/15/44	10,095,000	10,724,754
3.125%, 05/15/48 (b)	1,880,000	1,998,161
3.750%, 11/15/43 (j)	4,200,000	4,934,180
U.S. Treasury Inflation Indexed Notes
0.250%, 01/15/25 (j) (k) (l)	8,525,801	8,438,296
0.750%, 07/15/28 (b) (k)	2,875,772	2,941,373
0.875%, 01/15/29 (k)	2,472,089	2,552,928
U.S. Treasury Notes 2.875%, 08/15/28	3,675,000	3,822,287

		45,404,373

Total U.S. Treasury & Government Agencies (Cost $220,491,103)		220,885,053

Corporate Bonds & Notes—12.1%

Aerospace/Defense—0.2%
Lockheed Martin Corp. 4.090%, 09/15/52	300,000	305,185
United Technologies Corp.
2.800%, 05/04/24	25,000	24,699
3.650%, 08/16/23	1,050,000	1,078,022
3.950%, 08/16/25	345,000	358,542

Aerospace/Defense—(Continued)
United Technologies Corp.
4.625%, 11/16/48	90,000	95,703

		1,862,151

Agriculture—0.5%
Altria Group, Inc.
2.625%, 09/16/26	140,000	129,325
2.850%, 08/09/22	815,000	813,351
3.800%, 02/14/24	175,000	178,209
3.875%, 09/16/46	190,000	156,292
4.400%, 02/14/26	190,000	195,695
4.800%, 02/14/29	375,000	386,957
5.800%, 02/14/39 (b)	940,000	995,523
5.950%, 02/14/49	815,000	874,426
BAT Capital Corp.
3.222%, 08/15/24	380,000	371,762
3.557%, 08/15/27	680,000	644,388
4.390%, 08/15/37	720,000	650,159
Imperial Brands Finance plc 3.750%, 07/21/22 (144A)	310,000	314,224

		5,710,311

Airlines—0.0%
Delta Air Lines, Inc.
3.625%, 03/15/22	185,000	186,270
3.800%, 04/19/23	250,000	252,736

		439,006

Apparel—0.0%
William Carter Co. (The) 5.625%, 03/15/27 (144A)	50,000	51,687

Auto Manufacturers—0.3%
Daimler Canada Finance, Inc. 3.145%, 3M CDOR + 0.830%, 07/08/19 (CAD) (c) (f)	635,000	473,859
Ford Motor Co.
4.750%, 01/15/43	130,000	102,032
5.291%, 12/08/46	140,000	117,427
Ford Motor Credit Co. LLC 3.815%, 11/02/27 (b)	200,000	174,299
General Motors Co.
5.950%, 04/01/49	175,000	169,540
6.250%, 10/02/43	195,000	195,136
6.750%, 04/01/46	250,000	260,669
General Motors Financial Co., Inc.
3.700%, 05/09/23	300,000	298,539
3.950%, 04/13/24	165,000	163,384
4.064%, 3M LIBOR + 1.270%, 10/04/19 (f)	100,000	100,316
4.347%, 3M LIBOR + 1.560%, 01/15/20 (b) (f)	200,000	201,303
Toyota Motor Credit Corp. 2.833%, 3M LIBOR + 0.140%, 11/14/19 (f)	100,000	100,090
Volkswagen Group of America Finance LLC 3.875%, 11/13/20 (144A)	705,000	713,766

BHFTII-106

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
VW Credit Canada, Inc. 2.500%, 10/01/19 (CAD)	410,000	$306,999

		3,377,359

Auto Parts & Equipment—0.0%
Goodyear Tire & Rubber Co. (The) 5.000%, 05/31/26 (b)	60,000	57,210

Banks—3.4%
Banco Bilbao Vizcaya Argentaria S.A.
6.125%, 5Y USD Swap + 3.870%, 11/16/27 (f)	1,200,000	1,071,000
8.875%, -1 x 5Y EUR Swap + 9.177%, 04/14/21 (EUR) (f)	200,000	246,676
Banco de Sabadell S.A.
6.125%, 5Y EUR Swap + 6.051%, 11/23/22 (EUR) (f)	200,000	207,759
6.500%, 5Y EUR Swap + 6.414%, 05/18/22 (EUR) (f)	600,000	638,500
Bank of America Corp.
3.124%, 3M LIBOR + 1.160%, 01/20/23 (f)	260,000	260,830
3.366%, 3M LIBOR + 0.810%, 01/23/26 (f)	1,255,000	1,256,721
3.419%, 3M LIBOR + 1.040%, 12/20/28 (f)	118,000	115,493
3.705%, 3M LIBOR + 1.512%, 04/24/28 (f)	1,045,000	1,050,581
3.974%, 3M LIBOR + 1.210%, 02/07/30 (b) (f)	405,000	413,206
4.000%, 04/01/24	133,000	138,476
4.000%, 01/22/25	595,000	607,594
4.125%, 01/22/24	265,000	277,703
7.750%, 05/14/38	630,000	875,926
Bank of China Hong Kong, Ltd. 5.550%, 02/11/20	100,000	101,936
Bank of Nova Scotia (The) 3.219%, 3M LIBOR + 0.620%, 12/05/19 (f)	175,000	175,586
Barclays Bank plc 2.650%, 01/11/21	200,000	198,557
BNP Paribas S.A.
3.375%, 01/09/25 (144A)	615,000	602,200
4.400%, 08/14/28 (144A) (b)	405,000	417,088
5.125%, 5Y USD Swap + 2.838%, 11/15/27 (144A) (f)	325,000	284,375
7.625%, 5Y USD Swap + 6.314%, 03/30/21 (144A) (f)	390,000	409,012
BPCE S.A. 3.000%, 05/22/22 (144A)	255,000	252,297
CaixaBank S.A. 6.750%, 5Y EUR Swap + 6.498%, 06/13/24 (EUR) (f)	200,000	233,005
Citigroup, Inc.
3.200%, 10/21/26	660,000	646,959
3.520%, 3M LIBOR + 1.151%, 10/27/28 (f)	230,000	226,237
3.573%, 3M LIBOR + 0.790%, 01/10/20 (f)	200,000	200,757
3.783%, 3M LIBOR + 1.100%, 05/17/24 (f)	680,000	682,961
3.980%, 3M LIBOR + 1.338%, 03/20/30 (f)	1,175,000	1,195,730
4.075%, 3M LIBOR + 1.192%, 04/23/29 (f)	165,000	169,324
4.450%, 09/29/27	215,000	221,172
4.650%, 07/30/45	9,000	9,590
4.750%, 05/18/46	228,000	235,835
Credit Agricole S.A. 8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (f)	725,000	814,285
Credit Suisse Group AG
6.250%, 5Y USD Swap + 3.455%, 12/18/24 (144A) (f)	1,320,000	1,315,969
7.500%, 5Y USD Swap + 4.600%, 07/17/23 (144A) (f)	200,000	205,750

Banks—(Continued)
Danske Bank A/S
5.000%, 01/12/22 (144A)	655,000	670,793
5.375%, 01/12/24 (144A)	900,000	936,388
5.875%, 5Y EUR Swap + 5.471%, 04/06/22 (EUR) (f)	200,000	228,586
Deutsche Bank AG 2.850%, 05/10/19	100,000	99,952
Goldman Sachs Group, Inc. (The)
2.876%, 3M LIBOR + 0.821%, 10/31/22 (f)	255,000	252,905
2.905%, 3M LIBOR + 0.990%, 07/24/23 (f)	1,085,000	1,073,283
3.408%, 3M LIBOR + 0.800%, 12/13/19 (f)	100,000	100,389
3.814%, 3M LIBOR + 1.158%, 04/23/29 (f)	735,000	728,633
4.017%, 3M LIBOR + 1.373%, 10/31/38 (f)	410,000	393,152
4.223%, 3M LIBOR + 1.301%, 05/01/29 (f)	45,000	46,051
6.250%, 02/01/41	430,000	534,660
6.750%, 10/01/37	410,000	501,897
HSBC Bank Canada 2.491%, 05/13/19 (CAD)	470,000	351,922
HSBC Holdings plc
2.950%, 05/25/21	255,000	254,960
3.400%, 03/08/21	565,000	570,078
4.583%, 3M LIBOR + 1.534%, 06/19/29 (f)	260,000	273,608
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (f)	575,000	570,112
6.250%, 5Y USD ICE Swap + 3.453%, 03/23/23 (f)	450,000	449,437
Industrial & Commercial Bank of China, Ltd. 3.421%, 3M LIBOR + 0.770%, 05/23/20 (f)	250,000	250,316
Intesa Sanpaolo S.p.A.
3.375%, 01/12/23 (144A)	215,000	209,943
7.700%, 5Y USD Swap + 5.462%, 09/17/25 (144A) (b) (f)	650,000	614,250
7.750%, 5Y EUR Swap + 7.192%, 01/11/27 (EUR) (f)	400,000	486,268
JPMorgan Chase & Co.
3.220%, 3M LIBOR + 1.155%, 03/01/25 (f)	550,000	550,874
3.509%, 3M LIBOR + 0.945%, 01/23/29 (f)	525,000	522,049
3.797%, 3M LIBOR + 0.890%, 07/23/24 (f)	435,000	446,862
3.960%, 3M LIBOR + 1.245%, 01/29/27 (f)	1,475,000	1,525,662
4.005%, 3M LIBOR + 1.120%, 04/23/29 (f)	410,000	421,514
4.009%, 3M LIBOR + 1.230%, 10/24/23 (f)	155,000	157,331
Landsbanki Islands Zero Coupon, 08/25/20 (c) (d) (m) (t)	320,000	0
Morgan Stanley
2.500%, 04/21/21	680,000	675,998
2.750%, 05/19/22	295,000	293,313
3.125%, 07/27/26	180,000	175,458
3.512%, 3M LIBOR + 0.740%, 07/23/19 (f)	100,000	100,208
3.591%, 3M LIBOR + 1.340%, 07/22/28 (f)	1,010,000	1,003,249
3.625%, 01/20/27	685,000	686,653
3.905%, 3M LIBOR + 1.140%, 01/27/20 (f)	50,000	50,324
4.000%, 07/23/25	280,000	288,370
4.350%, 09/08/26	95,000	97,541
5.000%, 11/24/25	322,000	345,372
Santander Holdings USA, Inc. 3.700%, 03/28/22	365,000	369,026
Societe Generale S.A.
7.375%, 5Y USD Swap + 6.238%, 09/13/21 (144A) (f)	650,000	670,312
7.875%, 5Y USD Swap + 4.979%, 12/18/23 (144A) (f)	200,000	207,750
Standard Chartered plc 7.500%, 5Y USD Swap + 6.301%, 04/02/22 (f)	400,000	417,000

BHFTII-107

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
UBS AG 2.450%, 12/01/20 (144A)	265,000	$263,500
UBS Group Funding Switzerland AG
2.650%, 02/01/22 (144A)	420,000	416,359
5.750%, 5Y EUR Swap + 5.287%, 02/19/22 (EUR) (f)	250,000	305,641
6.875%, 5Y USD ICE Swap + 5.497%, 03/22/21 (f)	450,000	460,824
7.000%, 5Y USD Swap + 4.866%, 02/19/25 (f)	200,000	210,750
7.125%, 5Y USD Swap + 5.464%, 02/19/20 (f)	270,000	273,010
UniCredit S.p.A.
5.375%, 5Y EUR Swap + 4.925%, 06/03/25 (EUR) (f)	200,000	192,380
6.572%, 01/14/22 (144A)	605,000	633,897
6.625%, 5Y EUR Swap + 6.387%, 06/03/23 (EUR) (f)	575,000	626,788
Wells Fargo & Co.
2.625%, 07/22/22	595,000	590,786
3.000%, 04/22/26	310,000	303,167
3.000%, 10/23/26	200,000	195,249
3.069%, 01/24/23	960,000	961,651
3.584%, 3M LIBOR + 1.310%, 05/22/28 (f)	505,000	507,583
3.750%, 01/24/24	645,000	663,992
4.900%, 11/17/45	290,000	309,393

		41,276,509

Beverages—0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36 (144A)	50,000	50,020
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/42	426,000	368,112
4.150%, 01/23/25	360,000	375,341
4.600%, 04/15/48	265,000	255,402
4.750%, 01/23/29	280,000	298,151
4.750%, 04/15/58	440,000	420,198
5.450%, 01/23/39	1,995,000	2,160,916
Constellation Brands, Inc.
2.650%, 11/07/22	260,000	256,781
3.600%, 02/15/28	250,000	244,868
4.400%, 11/15/25	300,000	315,167
4.750%, 12/01/25	433,000	461,914

		5,206,870

Biotechnology—0.0%
Amgen, Inc. 2.650%, 05/11/22	295,000	294,120
Baxalta, Inc. 3.600%, 06/23/22	17,000	17,093
Gilead Sciences, Inc. 3.250%, 09/01/22	135,000	137,564

		448,777

Building Materials—0.0%
Standard Industries, Inc.
5.000%, 02/15/27 (144A)	10,000	9,678
6.000%, 10/15/25 (144A)	220,000	230,360

		240,038

Chemicals—0.3%
Chemours Co. (The) 5.375%, 05/15/27	60,000	59,606
DowDuPont, Inc.
4.205%, 11/15/23	785,000	821,226
4.725%, 11/15/28	760,000	820,799
Methanex Corp.
4.250%, 12/01/24	325,000	324,626
5.650%, 12/01/44	120,000	114,633
Nutrien, Ltd. 4.200%, 04/01/29	100,000	102,829
Olin Corp. 5.125%, 09/15/27 (b)	60,000	60,675
SABIC Capital II B.V. 4.000%, 10/10/23 (144A)	360,000	367,200
Sherwin-Williams Co. (The) 3.450%, 06/01/27	395,000	388,406
Syngenta Finance NV
4.892%, 04/24/25 (144A)	385,000	392,306
5.182%, 04/24/28 (144A)	725,000	737,450
Versum Materials, Inc. 5.500%, 09/30/24 (144A)	60,000	63,075

		4,252,831

Commercial Services—0.2%
Acwa Power Management & Investments One, Ltd. 5.950%, 12/15/39 (144A)	1,269,000	1,278,517
IHS Markit, Ltd. 4.125%, 08/01/23	1,195,000	1,218,709
United Rentals North America, Inc.
4.875%, 01/15/28	65,000	63,226
5.500%, 07/15/25	110,000	112,475

		2,672,927

Computers—0.1%
Apple, Inc. 3.450%, 02/09/45	215,000	205,063
Hewlett Packard Enterprise Co. 6.350%, 10/15/45 (b)	50,000	52,452
IBM Credit LLC 3.099%, 3M LIBOR + 0.470%, 11/30/20 (f)	515,000	517,003
Western Digital Corp. 4.750%, 02/15/26 (b)	565,000	538,869

		1,313,387

Distribution/Wholesale—0.0%
HD Supply, Inc. 5.375%, 10/15/26 (144A)	50,000	51,000

Diversified Financial Services—0.3%
American Express Co. 3.400%, 02/27/23	500,000	507,832
Capital One Financial Corp.
3.458%, 3M LIBOR + 0.760%, 05/12/20 (f)	255,000	256,099
3.900%, 01/29/24	390,000	398,721

BHFTII-108

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
GE Capital Australia Funding Pty, Ltd. 5.000%, 09/26/19 (AUD)	140,000	$100,118
GE Capital Canada Funding Co. 5.680%, 09/10/19 (CAD)	235,000	178,332
GE Capital UK Funding Unlimited Co. 4.375%, 07/31/19 (GBP)	150,000	197,051
GTP Acquisition Partners I LLC 3.482%, 06/16/25 (144A)	1,355,000	1,368,888
Navient Corp. 5.875%, 03/25/21	20,000	20,650
Wells Fargo Canada Corp. 2.944%, 07/25/19 (CAD)	420,000	315,219

		3,342,910

Electric—0.6%
AES Corp.
4.000%, 03/15/21	75,000	76,006
4.500%, 03/15/23	45,000	45,450
4.875%, 05/15/23	20,000	20,275
5.125%, 09/01/27	10,000	10,402
Berkshire Hathaway Energy Co. 3.250%, 04/15/28	245,000	243,645
DTE Energy Co. 1.500%, 10/01/19	250,000	248,229
Duke Energy Carolinas LLC 4.250%, 12/15/41	275,000	291,990
Duke Energy Florida LLC 3.400%, 10/01/46	305,000	283,071
Duke Energy Progress LLC 4.375%, 03/30/44	320,000	345,828
Exelon Corp.
2.450%, 04/15/21	80,000	79,085
2.850%, 06/15/20	480,000	479,525
3.950%, 06/15/25	585,000	605,915
Fortis, Inc. 2.100%, 10/04/21	135,000	132,078
Georgia Power Co. 2.000%, 09/08/20	848,000	840,259
IPALCO Enterprises, Inc. 3.700%, 09/01/24	335,000	337,266
NextEra Energy Capital Holdings, Inc. 3.150%, 04/01/24	590,000	592,942
Oncor Electric Delivery Co. LLC 5.750%, 03/15/29	110,000	131,527
Pacific Gas & Electric Co.
2.950%, 03/01/26	165,000	144,375
3.300%, 12/01/27	965,000	841,963
3.500%, 06/15/25	145,000	129,050
6.050%, 03/01/34	560,000	555,800
Sempra Energy 2.400%, 02/01/20	325,000	323,537
South Carolina Electric & Gas Co. 4.250%, 08/15/28	140,000	151,167

Electric—(Continued)
Southern Co. (The)
2.950%, 07/01/23	130,000	129,660
3.250%, 07/01/26	335,000	328,695

		7,367,740

Electronics—0.0%
Fortive Corp. 2.350%, 06/15/21	205,000	202,852
Sensata Technologies B.V. 5.000%, 10/01/25 (144A)	120,000	123,000

		325,852

Engineering & Construction—0.1%
Fluor Corp. 4.250%, 09/15/28	505,000	505,482
Heathrow Funding, Ltd. 4.000%, 07/03/19 (144A) (CAD) (n)	425,000	319,414
International Airport Finance S.A. 12.000%, 03/15/33 (144A)	940,000	1,002,040

		1,826,936

Entertainment—0.0%
WMG Acquisition Corp.
4.875%, 11/01/24 (144A)	120,000	121,500
5.000%, 08/01/23 (144A)	40,000	40,700

		162,200

Food—0.2%
Conagra Brands, Inc.
3.511%, 3M LIBOR + 0.750%, 10/22/20 (f)	155,000	154,812
3.800%, 10/22/21	100,000	101,856
4.300%, 05/01/24	500,000	518,178
4.600%, 11/01/25	55,000	57,872
5.300%, 11/01/38	85,000	86,361
Kraft Heinz Foods Co.
3.000%, 06/01/26	485,000	453,462
4.375%, 06/01/46	40,000	34,754
4.625%, 01/30/29	570,000	586,885
TreeHouse Foods, Inc. 6.000%, 02/15/24 (144A) (b)	60,000	62,250

		2,056,430

Food Service—0.0%
Aramark Services, Inc. 5.000%, 02/01/28 (144A) (b)	200,000	199,176

Forest Products & Paper—0.1%
Suzano Austria GmbH 6.000%, 01/15/29 (144A)	545,000	580,539

Gas—0.0%
AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.875%, 08/20/26	95,000	94,881

BHFTII-109

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—0.2%
Becton Dickinson & Co.
3.363%, 06/06/24	925,000	$926,133
3.700%, 06/06/27	355,000	354,005
Boston Scientific Corp. 4.000%, 03/01/28	505,000	519,602
Thermo Fisher Scientific, Inc. 3.000%, 04/15/23	180,000	180,477

		1,980,217

Healthcare-Services—0.2%
Aetna, Inc. 2.800%, 06/15/23	155,000	152,282
Anthem, Inc.
3.500%, 08/15/24	430,000	435,613
3.650%, 12/01/27	140,000	139,790
4.625%, 05/15/42	170,000	175,750
CHS/Community Health Systems, Inc.
5.125%, 08/01/21 (b)	110,000	108,141
6.250%, 03/31/23	30,000	28,163
Cigna Corp. 2.965%, 3M LIBOR + 0.350%, 03/17/20 (144A) (f)	200,000	199,821
Tenet Healthcare Corp. 6.000%, 10/01/20	75,000	77,625
UnitedHealth Group, Inc.
3.500%, 06/15/23	280,000	288,660
3.700%, 12/15/25	200,000	207,616
3.750%, 07/15/25	240,000	250,684
4.250%, 04/15/47	65,000	68,070
4.750%, 07/15/45	70,000	79,243

		2,211,458

Home Builders—0.0%
Lennar Corp. 4.750%, 11/29/27	125,000	125,058
PulteGroup, Inc. 5.500%, 03/01/26	60,000	61,950
Toll Brothers Finance Corp. 4.875%, 11/15/25	130,000	130,813

		317,821

Insurance—0.1%
CNO Financial Group, Inc. 5.250%, 05/30/25	175,000	181,125
Genworth Holdings, Inc. 4.900%, 08/15/23	90,000	75,825
Marsh & McLennan Cos., Inc.
3.875%, 03/15/24 (b)	330,000	342,550
4.375%, 03/15/29	205,000	217,191
4.750%, 03/15/39	245,000	265,539
Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/39 (144A)	52,000	81,859
MGIC Investment Corp. 5.750%, 08/15/23	90,000	95,063
Willis North America, Inc. 3.600%, 05/15/24	210,000	211,451

		1,470,603

Security Description	Principal Amount*	Value

Internet—0.2%
Alibaba Group Holding, Ltd.
3.400%, 12/06/27	810,000	$795,871
4.200%, 12/06/47	200,000	196,086
Amazon.com, Inc.
2.800%, 08/22/24	155,000	155,330
3.875%, 08/22/37 (b)	555,000	579,709
Tencent Holdings, Ltd.
2.985%, 01/19/23 (144A)	530,000	527,909
3.595%, 01/19/28 (144A)	250,000	246,884

		2,501,789

Iron/Steel—0.1%
ArcelorMittal 6.125%, 06/01/25 (b)	110,000	121,998
Commercial Metals Co. 5.375%, 07/15/27	60,000	57,750
Steel Dynamics, Inc. 5.500%, 10/01/24	65,000	67,112
Vale Overseas, Ltd.
6.250%, 08/10/26	985,000	1,070,695
6.875%, 11/10/39	75,000	85,875

		1,403,430

Leisure Time—0.0%
VOC Escrow, Ltd. 5.000%, 02/15/28 (144A)	30,000	29,175

Lodging—0.0%
Hilton Domestic Operating Co., Inc. 5.125%, 05/01/26 (144A)	100,000	101,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27 (144A)	10,000	9,462
5.500%, 03/01/25 (144A)	20,000	19,750

		130,712

Machinery-Construction & Mining—0.0%
BWX Technologies, Inc. 5.375%, 07/15/26 (144A)	30,000	30,450
Oshkosh Corp. 5.375%, 03/01/25	75,000	76,969

		107,419

Media—0.8%
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 05/01/27 (144A)	15,000	15,094
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.464%, 07/23/22	655,000	677,887
4.908%, 07/23/25	145,000	152,903
5.750%, 04/01/48 (b)	650,000	680,453
6.484%, 10/23/45	690,000	774,187
Comcast Corp.
2.350%, 01/15/27	65,000	60,760
3.150%, 03/01/26	405,000	403,256

BHFTII-110

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Comcast Corp.
3.200%, 07/15/36	100,000	$90,927
3.950%, 10/15/25	210,000	219,715
4.049%, 11/01/52	45,000	43,643
4.150%, 10/15/28 (b)	190,000	200,316
4.250%, 10/15/30	135,000	143,581
4.600%, 10/15/38	240,000	257,311
4.950%, 10/15/58	195,000	215,488
COX Communications, Inc. 3.150%, 08/15/24 (144A)	868,000	864,558
Discovery Communications LLC 3.800%, 03/13/24	284,000	286,453
3.950%, 06/15/25	217,000	218,832
4.900%, 03/11/26 (b)	190,000	200,628
5.000%, 09/20/37	265,000	258,015
6.350%, 06/01/40	420,000	461,569
DISH DBS Corp. 5.875%, 11/15/24 (b)	130,000	109,200
Fox Corp. 4.030%, 01/25/24 (144A)	575,000	596,666
Liberty Interactive LLC 8.250%, 02/01/30	115,000	117,300
Time Warner Cable LLC 4.500%, 09/15/42	400,000	350,908
Time Warner, Inc. 3.875%, 01/15/26	70,000	70,289
Viacom, Inc. 4.250%, 09/01/23	830,000	863,245
4.375%, 03/15/43	168,000	150,747
5.875%, 3M LIBOR + 3.895%, 02/28/57 (f)	10,000	9,700
6.250%, 3M LIBOR + 3.899%, 02/28/57 (f)	15,000	15,038
Videotron, Ltd. 5.375%, 06/15/24 (144A)	145,000	151,344
Warner Media LLC 2.950%, 07/15/26	70,000	66,305
3.800%, 02/15/27	520,000	517,334

		9,243,652

Mining—0.1%
Anglo American Capital plc 4.750%, 04/10/27 (144A)	200,000	203,976
4.875%, 05/14/25 (144A)	520,000	541,233
Kaiser Aluminum Corp. 5.875%, 05/15/24	140,000	143,850

		889,059

Miscellaneous Manufacturing—0.0%
Ingersoll-Rand Global Holding Co., Ltd. 2.900%, 02/21/21	210,000	210,371

Oil & Gas—0.6%
Anadarko Petroleum Corp. 4.500%, 07/15/44	75,000	70,799

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Antero Resources Corp. 5.625%, 06/01/23	60,000	$60,825
Canadian Natural Resources, Ltd. 2.600%, 12/03/19 (CAD)	310,000	232,430
3.050%, 06/19/19 (CAD)	405,000	303,598
3.850%, 06/01/27	715,000	716,281
Cimarex Energy Co. 4.375%, 03/15/29	670,000	689,975
Continental Resources, Inc. 4.900%, 06/01/44	10,000	10,178
5.000%, 09/15/22	44,000	44,329
Encana Corp. 3.900%, 11/15/21	250,000	254,576
Hess Corp. 4.300%, 04/01/27	740,000	733,497
6.000%, 01/15/40	10,000	10,427
7.125%, 03/15/33	552,000	640,192
7.300%, 08/15/31	190,000	221,830
Kerr-McGee Corp. 6.950%, 07/01/24	400,000	459,971
Marathon Oil Corp. 3.850%, 06/01/25	130,000	131,687
Marathon Petroleum Corp. 3.800%, 04/01/28 (144A) (b)	190,000	188,287
MEG Energy Corp. 6.500%, 01/15/25 (144A)	65,000	64,025
Noble Energy, Inc. 5.050%, 11/15/44	490,000	487,667
Petroleos Mexicanos 2.500%, 04/10/19 (CHF)	100,000	100,477
6.000%, 03/05/20	50,000	51,148
6.750%, 09/21/47	351,000	322,934
8.000%, 05/03/19	150,000	150,450
QEP Resources, Inc. 5.250%, 05/01/23	80,000	75,400
SM Energy Co. 6.125%, 11/15/22	55,000	55,000
6.750%, 09/15/26 (b)	15,000	14,381
Sunoco LP / Sunoco Finance Corp. 5.500%, 02/15/26	60,000	59,400
Tullow Oil plc 7.000%, 03/01/25 (144A)	500,000	502,975
Valero Energy Corp. 3.400%, 09/15/26	350,000	342,707
4.000%, 04/01/29	145,000	145,957
WPX Energy, Inc. 5.250%, 09/15/24	125,000	126,250
YPF S.A. 16.500%, 05/09/22 (144A) (ARS) (n)	19,392,845	290,692

		7,558,345

Packaging & Containers—0.2%
Klabin Austria GmbH 5.750%, 04/03/29 (144A)	1,430,000	1,422,349
Owens-Brockway Glass Container, Inc. 5.875%, 08/15/23 (144A)	150,000	157,110

BHFTII-111

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, 07/15/23 (144A)	75,000	$76,219
WRKCo, Inc. 4.650%, 03/15/26	540,000	573,219

		2,228,897

Pharmaceuticals—0.6%
Allergan Funding SCS 3.450%, 03/15/22	245,000	247,142
Bausch Health Cos., Inc. 7.000%, 03/15/24 (144A)	30,000	31,740
Bayer U.S. Finance LLC 4.250%, 12/15/25 (144A)	850,000	859,683
Cardinal Health, Inc.
2.616%, 06/15/22	440,000	434,412
Cigna Corp.
4.125%, 11/15/25 (144A)	230,000	238,125
4.375%, 10/15/28 (144A)	1,685,000	1,746,456
CVS Health Corp.
3.875%, 07/20/25	324,000	328,096
4.100%, 03/25/25	815,000	837,222
5.050%, 03/25/48	345,000	347,737
5.125%, 07/20/45	315,000	321,231
GlaxoSmithKline Capital, Inc.
3.625%, 05/15/25	620,000	641,804
Mylan NV
5.250%, 06/15/46	145,000	130,694
Mylan, Inc.
4.550%, 04/15/28	240,000	233,539
5.200%, 04/15/48	125,000	113,215
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/21	355,000	350,949
Teva Pharmaceutical Finance Netherlands III B.V.
2.800%, 07/21/23	650,000	580,164
Valeant Pharmaceuticals International, Inc.
6.500%, 03/15/22 (144A)	65,000	67,275

		7,509,484

Pipelines—0.5%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
4.250%, 12/01/27	400,000	402,973
6.250%, 10/15/22	41,000	42,127
DCP Midstream Operating L.P.
3.875%, 03/15/23	20,000	19,900
4.950%, 04/01/22	26,000	26,618
5.600%, 04/01/44	50,000	47,500
Energy Transfer Operating L.P.
4.200%, 09/15/23	70,000	72,381
4.500%, 04/15/24	235,000	245,527
5.250%, 04/15/29	700,000	751,822
5.500%, 06/01/27	120,000	130,215
6.250%, 04/15/49	85,000	95,268
Energy Transfer Partners L.P.
5.950%, 10/01/43	20,000	21,125

Security Description	Principal Amount*	Value

Pipelines—(Continued)
EQM Midstream Partners L.P.
4.125%, 12/01/26	247,000	$230,661
EQT Midstream Partners L.P.
4.750%, 07/15/23	40,000	40,814
5.500%, 07/15/28	270,000	272,975
MPLX L.P.
4.000%, 03/15/28	180,000	178,961
4.125%, 03/01/27	340,000	342,418
4.700%, 04/15/48	105,000	100,715
5.200%, 03/01/47	65,000	66,070
Panhandle Eastern Pipe Line Co. L.P.
8.125%, 06/01/19	41,000	41,298
Sabine Pass Liquefaction LLC
4.200%, 03/15/28	50,000	50,453
Sunoco Logistics Partners Operations L.P.
4.000%, 10/01/27	220,000	218,368
5.300%, 04/01/44	35,000	34,356
5.350%, 05/15/45	35,000	34,290
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	420,000	414,007
3.500%, 01/15/28 (144A)	100,000	97,778
TransCanada PipeLines, Ltd. 4.750%, 05/15/38	130,000	136,267
6.100%, 06/01/40	40,000	47,354
Transcontinental Gas Pipe Line Co. LLC 4.000%, 03/15/28	105,000	107,241
Valero Energy Partners L.P. 4.500%, 03/15/28	425,000	439,984
Western Gas Partners L.P. 4.500%, 03/01/28	485,000	481,385
4.750%, 08/15/28	260,000	264,161
5.500%, 08/15/48	25,000	24,438
Williams Partners L.P. 4.300%, 03/04/24	105,000	109,214

		5,588,664

Real Estate Investment Trusts—0.1%
Crown Castle International Corp. 3.150%, 07/15/23	195,000	194,902
3.200%, 09/01/24	80,000	79,434
Equinix, Inc. 5.875%, 01/15/26	135,000	142,216
GLP Capital L.P. / GLP Financing II, Inc. 5.300%, 01/15/29	290,000	304,552
5.375%, 04/15/26	60,000	62,694

		783,798

Retail—0.2%
Dollar Tree, Inc. 3.473%, 3M LIBOR + 0.700%, 04/17/20 (f)	90,000	90,020
Lowe’s Cos., Inc. 3.375%, 09/15/25	700,000	703,477
3.700%, 04/15/46	60,000	53,218
McDonald’s Corp. 3.350%, 04/01/23	380,000	387,973

BHFTII-112

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.875%, 03/01/27	75,000	$71,063
Walmart, Inc. 3.400%, 06/26/23 (b)	660,000	680,705

		1,986,456

Semiconductors—0.5%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.125%, 01/15/25	300,000	287,714
3.625%, 01/15/24	935,000	933,074
3.875%, 01/15/27	1,185,000	1,132,843
Broadcom, Inc.
3.125%, 04/15/21 (144A)	1,170,000	1,169,743
Entegris, Inc. 4.625%, 02/10/26 (144A)	56,000	55,440
Intel Corp. 4.100%, 05/19/46	185,000	195,884
Microchip Technology, Inc. 4.333%, 06/01/23 (144A)	355,000	362,842
Micron Technology, Inc. 4.975%, 02/06/26	1,155,000	1,176,755
NXP B.V. / NXP Funding LLC 4.875%, 03/01/24 (144A)	1,175,000	1,239,883
Qorvo, Inc. 5.500%, 07/15/26 (144A)	55,000	56,793

		6,610,971

Software—0.1%
CDK Global, Inc. 5.875%, 06/15/26	5,000	5,225
Fidelity National Information Services, Inc. 4.250%, 05/15/28	180,000	185,236
First Data Corp. 5.000%, 01/15/24 (144A)	40,000	40,960
5.375%, 08/15/23 (144A)	90,000	91,969
Microsoft Corp. 3.700%, 08/08/46	195,000	199,626
3.950%, 08/08/56	290,000	302,874
MSCI, Inc. 5.250%, 11/15/24 (144A)	75,000	77,610
5.750%, 08/15/25 (144A)	65,000	68,250
Open Text Corp. 5.875%, 06/01/26 (144A)	115,000	120,175
Oracle Corp. 4.000%, 11/15/47 (b)	180,000	181,208
Quintiles IMS, Inc. 4.875%, 05/15/23 (144A)	95,000	96,672

		1,369,805

Telecommunications—0.8%
AT&T, Inc. 3.437%, 3M LIBOR + 0.650%, 01/15/20 (f)	155,000	155,526
4.100%, 02/15/28	260,000	262,767
4.250%, 03/01/27	150,000	154,395

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
AT&T, Inc.
4.300%, 02/15/30	676,000	$684,692
4.350%, 03/01/29 (b)	535,000	546,733
5.150%, 03/15/42	164,000	168,032
Nokia Oyj 4.375%, 06/12/27	260,000	257,400
6.625%, 05/15/39	110,000	117,425
Sprint Communications, Inc. 7.000%, 03/01/20 (144A)	90,000	92,363
Sprint Corp. 7.125%, 06/15/24	100,000	101,500
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 03/20/28 (144A)	1,140,000	1,165,650
Telecom Italia Capital S.A. 6.000%, 09/30/34	45,000	41,625
7.721%, 06/04/38	50,000	51,750
Telecom Italia S.p.A. 5.303%, 05/30/24 (144A)	725,000	728,625
Telefonica Celular del Paraguay S.A.
5.875%, 04/15/27 (144A)	530,000	538,612
Telefonica Emisiones S.A.U. 4.665%, 03/06/38	150,000	143,380
4.895%, 03/06/48	335,000	326,425
5.520%, 03/01/49 (b)	515,000	539,754
Verizon Communications, Inc. 3.213%, 3M LIBOR + 0.550%, 05/22/20 (b) (f)	155,000	155,652
3.875%, 02/08/29	215,000	221,040
4.400%, 11/01/34	535,000	557,321
4.500%, 08/10/33	775,000	820,682
5.012%, 08/21/54	213,000	228,290
5.250%, 03/16/37	210,000	236,786
Vodafone Group plc 4.375%, 05/30/28	815,000	829,154
7.000%, 5Y USD ICE Swap + 4.873%, 04/04/79 (f)	835,000	848,709

		9,974,288

Transportation—0.1%
CSX Corp. 3.250%, 06/01/27	620,000	612,526
Union Pacific Corp. 4.375%, 09/10/38	660,000	688,486

		1,301,012

Trucking & Leasing—0.0%
DAE Funding LLC 4.500%, 08/01/22 (144A)	15,000	15,131
5.000%, 08/01/24 (144A)	15,000	15,188

		30,319

Total Corporate Bonds & Notes (Cost $147,582,916)		148,354,472

BHFTII-113

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Asset-Backed Securities—7.3%

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.2%
CIG Auto Receivables Trust 2.710%, 05/15/23 (144A)	124,589	$124,321
Credit Acceptance Auto Loan Trust 2.650%, 06/15/26 (144A)	545,000	543,245
Skopos Auto Receivables Trust 3.190%, 09/15/21 (144A) (n)	374,707	374,713
Westlake Automobile Receivables Trust 3.280%, 12/15/22 (144A)	1,015,000	1,015,109

		2,057,388

Asset-Backed - Home Equity—0.2%
GSAA Home Equity Trust 2.536%, 1M LIBOR + 0.050%, 12/25/46 (c) (f)	83,135	54,994
2.586%, 1M LIBOR + 0.100%, 03/25/37 (c) (f)	892,440	422,633
2.726%, 1M LIBOR + 0.240%, 11/25/36 (c) (f)	257,301	143,592
2.786%, 1M LIBOR + 0.300%, 03/25/36 (c) (f)	921,458	659,021
5.985%, 06/25/36 (c) (f)	546,763	249,290
Morgan Stanley ABS Capital I, Inc. Trust 2.636%, 1M LIBOR + 0.150%, 06/25/36 (c) (f)	12,370	10,036
Renaissance Home Equity Loan Trust 6.120%, 11/25/36 (c) (o)	249,767	145,284
Soundview Home Loan Trust 2.736%, 1M LIBOR + 0.250%, 11/25/36 (c) (f)	485,000	449,160

		2,134,010

Asset-Backed - Other—6.9%
AMMC CLO, Ltd. 4.021%, 3M LIBOR + 1.250%, 07/25/29 (144A) (f)	1,340,000	1,337,260
Anchorage Capital CLO, Ltd. 4.297%, 3M LIBOR + 1.510%, 01/15/29 (144A) (f)	760,744	760,835
Apex Credit CLO, Ltd. 4.249%, 3M LIBOR + 1.470%, 04/24/29 (144A) (f)	1,315,000	1,314,603
Apidos CLO 3.741%, 3M LIBOR + 0.980%, 01/19/25 (144A) (f)	241,324	241,163
Atlas Senior Loan Fund, Ltd. 3.631%, 3M LIBOR + 0.870%, 04/20/28 (144A) (f)	1,375,000	1,363,499
Avant Loans Funding Trust 3.420%, 01/18/22 (144A) (n)	911,443	912,464
Avery Point CLO, Ltd. 3.871%, 3M LIBOR + 1.100%, 04/25/26 (144A) (f)	1,006,348	1,005,199
3.900%, 3M LIBOR + 1.120%, 01/18/25 (144A) (f)	528,200	528,332
Babson CLO, Ltd. 3.911%, 3M LIBOR + 1.150%, 07/20/25 (144A) (f)	231,103	230,712
Bain Capital Credit CLO, Ltd. 4.011%, 3M LIBOR + 1.250%, 07/20/30 (144A) (f)	815,000	810,036
Bayview Opportunity Master Fund Trust 3.500%, 01/28/55 (144A) (f)	570,223	571,947
3.500%, 06/28/57 (144A)	668,207	670,321
3.500%, 07/28/57 (144A) (f)	1,291,553	1,297,661
3.500%, 10/28/57 (144A) (f)	1,251,222	1,258,215
3.500%, 01/28/58 (144A) (f)	871,694	874,362
4.000%, 11/28/53 (144A) (f)	504,193	512,353
4.000%, 10/28/64 (144A) (f)	965,207	980,412
Benefit Street Partners CLO, Ltd. 3.580%, 3M LIBOR + 0.800%, 10/18/29 (144A) (f)	93,750	93,703
4.037%, 3M LIBOR + 1.250%, 07/15/29 (144A) (f)	320,000	319,840

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Carlyle Global Market Strategies CLO, Ltd. 3.545%, 3M LIBOR + 0.780%, 04/27/27 (144A) (f)	1,425,000	$1,417,788
CBAM, Ltd. 4.003%, 3M LIBOR + 1.230%, 10/17/29 (144A) (f)	1,665,000	1,663,655
Cent CLO, Ltd. 3.915%, 3M LIBOR + 1.150%, 07/27/30 (144A) (f)	930,000	921,385
CIFC Funding, Ltd. 3.629%, 3M LIBOR + 0.850%, 07/16/30 (144A) (f)	192,757	192,842
3.829%, 3M LIBOR + 0.780%, 04/24/30 (144A) (f)	1,580,000	1,565,296
Cirrus Funding, Ltd. 4.800%, 01/25/37 (144A)	940,000	978,512
CLUB Credit Trust 2.610%, 01/15/24 (144A) (n)	336,420	335,012
Covenant Credit Partners CLO, Ltd. 4.637%, 3M LIBOR + 1.850%, 10/15/29 (144A) (f)	445,000	444,872
Domino’s Pizza Master Issuer LLC 4.116%, 07/25/48 (144A) (n)	694,750	705,220
Dryden Senior Loan Fund 3.504%, 3M LIBOR + 0.820%, 11/15/28 (144A) (f)	745,000	736,204
3.587%, 3M LIBOR + 0.800%, 07/15/30 (144A) (f)	411,000	410,794
3.687%, 3M LIBOR + 0.900%, 04/15/29 (144A) (f)	1,470,000	1,455,538
3.990%, 3M LIBOR + 1.210%, 07/18/30 (144A) (f)	1,280,000	1,277,087
Finance America Mortgage Loan Trust 3.536%, 1M LIBOR + 1.050%, 09/25/33 (c) (f)	69,205	67,858
Flatiron CLO, Ltd. 3.934%, 3M LIBOR + 1.250%, 05/15/30 (144A) (f)	810,000	808,544
Fremont Home Loan Trust 3.536%, 1M LIBOR + 1.050%, 12/25/33 (c) (f)	65,781	64,741
GMACM Home Equity Loan Trust 2.986%, 1M LIBOR + 0.500%, 10/25/34 (144A) (f)	35,591	35,226
KKR CLO, Ltd. 4.127%, 3M LIBOR + 1.340%, 04/15/29 (144A) (f)	1,260,000	1,260,009
KKR Financial CLO, Ltd. 4.077%, 3M LIBOR + 1.290%, 04/15/29 (144A) (f)	565,000	562,078
Knollwood CDO, Ltd. 4.355%, 3M LIBOR + 3.200%, 01/10/39 (144A) (d) (f) (t)	669,360	0
LCM, Ltd. 3.801%, 3M LIBOR + 1.040%, 10/20/27 (144A) (f)	1,075,000	1,067,817
Legacy Mortgage Asset Trust 4.000%, 03/25/58 (144A) (o)	1,605,712	1,604,883
Lendmark Funding Trust 2.830%, 12/22/25 (144A) (n)	680,000	674,157
Madison Park Funding, Ltd. 3.932%, 3M LIBOR + 1.160%, 07/23/29 (144A) (f)	1,341,000	1,340,796
4.021%, 3M LIBOR + 1.260%, 07/20/26 (144A) (f)	1,166,146	1,166,236
Magnetite XVIII, Ltd. 3.764%, 3M LIBOR + 1.080%, 11/15/28 (144A) (f)	1,323,000	1,317,379
Magnetite, Ltd. 3.767%, 3M LIBOR + 0.980%, 04/15/31 (144A) (f)	795,000	789,256
3.771%, 3M LIBOR + 1.000%, 07/25/26 (144A) (f)	1,027,073	1,026,399
4.271%, 3M LIBOR + 1.500%, 07/25/26 (144A) (f)	995,000	994,637
Marlette Funding Trust 2.360%, 12/15/24 (144A) (n)	114,183	114,022

BHFTII-114

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
MFRA Trust 3.352%, 11/25/47 (144A) (o)	1,422,435	$1,420,956
Mill City Mortgage Loan Trust 3.500%, 08/25/58 (144A) (f)	991,080	999,605
3.500%, 04/25/66 (144A) (f)	1,630,000	1,623,828
Nationstar HECM Loan Trust 2.038%, 09/25/27 (144A) (f)	128,516	128,365
Neuberger Berman CLO, Ltd. 3.587%, 3M LIBOR + 0.800%, 01/15/28 (144A) (f)	1,480,000	1,467,469
New Residential Advance Receivables Trust 2.575%, 10/15/49 (144A)	624,500	622,544
3.214%, 02/15/51 (144A)	1,065,000	1,067,964
New Residential Mortgage LLC 3.790%, 07/25/54 (144A)	1,383,516	1,394,990
NRZ Advance Receivables Trust 3.107%, 12/15/50 (144A)	1,195,000	1,196,057
NRZ Excess Spread-Collateralized Notes 3.193%, 01/25/23 (144A)	897,150	893,278
3.265%, 02/25/23 (144A)	558,781	558,520
Oak Hill Advisors Residential Loan Trust 3.000%, 06/25/57 (144A) (o)	261,649	261,288
OCP CLO, Ltd. 3.623%, 3M LIBOR + 0.850%, 04/17/27 (144A) (f)	1,230,000	1,224,170
Octagon Investment Partners, Ltd. 4.081%, 3M LIBOR + 1.320%, 03/17/30 (144A) (f)	725,000	724,007
OneMain Financial Issuance Trust 2.370%, 09/14/32 (144A)	1,648,000	1,635,137
4.100%, 03/20/28 (144A)	189,649	189,936
OZLM Funding, Ltd. 3.661%, 3M LIBOR + 0.900%, 07/22/29 (144A) (f)	62,500	62,516
4.011%, 3M LIBOR + 1.250%, 10/22/30 (144A) (f)	1,205,000	1,193,530
OZLM, Ltd. 3.783%, 3M LIBOR + 1.010%, 07/17/29 (144A) (f)	335,000	331,312
3.801%, 3M LIBOR + 1.050%, 04/30/27 (144A) (f)	1,360,000	1,351,432
Palmer Square Loan Funding, Ltd. 4.134%, 3M LIBOR + 1.450%, 11/15/26 (144A) (f)	735,000	728,238
Pretium Mortgage Credit Partners LLC 3.375%, 01/27/33 (144A) (o)	225,626	224,419
Prosper Marketplace Issuance Trust 2.360%, 11/15/23 (144A)	55,235	55,196
PRPM LLC 4.000%, 08/25/23 (144A) (f)	934,756	936,852
Regional Management Issuance Trust 3.830%, 07/15/27 (144A) (n)	950,000	948,269
SBA Tower Trust 2.898%, 10/15/44 (144A)	845,000	844,022
3.168%, 04/09/47 (144A)	995,000	989,867
Seneca Park CLO, Ltd. 3.893%, 3M LIBOR + 1.120%, 07/17/26 (144A) (f)	873,488	873,646
Shackleton CLO, Ltd. 3.793%, 3M LIBOR + 1.020%, 07/17/28 (144A) (f)	1,100,000	1,093,904
SoFi Consumer Loan Program LLC 2.500%, 05/26/26 (144A)	250,876	249,043
2.770%, 05/25/26 (144A)	127,430	127,014
3.090%, 10/27/25 (144A) (n)	208,140	208,131
3.280%, 01/26/26 (144A) (n)	202,361	203,055

Asset-Backed - Other—(Continued)
Sound Point CLO, Ltd. 3.651%, 3M LIBOR + 0.890%, 01/20/28 (144A) (f)	1,440,000	1,427,684
4.162%, 3M LIBOR + 1.390%, 01/23/29 (144A) (f)	505,000	504,773
Springleaf Funding Trust 2.680%, 07/15/30 (144A)	1,705,000	1,691,561
2.900%, 11/15/29 (144A)	925,194	923,849
SPS Servicer Advance Receivables Trust 2.750%, 11/15/49 (144A)	1,020,000	1,017,928
3.620%, 10/17/50 (144A)	315,000	317,071
Symphony CLO, Ltd. 4.077%, 3M LIBOR + 1.280%, 07/14/26 (144A) (f)	1,213,209	1,213,423
Towd Point Mortgage Trust 2.750%, 02/25/55 (144A) (f)	143,658	142,404
2.750%, 08/25/55 (144A) (f)	567,495	561,130
2.750%, 04/25/57 (144A) (f)	413,608	409,399
2.750%, 06/25/57 (144A) (f)	1,147,084	1,128,568
3.000%, 03/25/54 (144A) (f)	34,068	33,850
3.086%, 1M LIBOR + 0.600%, 02/25/57 (144A) (f)	1,018,941	1,010,534
Treman Park CLO, Ltd. 3.831%, 3M LIBOR + 1.070%, 10/20/28 (144A) (f)	1,300,000	1,300,625
Vericrest Opportunity Loan Trust LLC 3.125%, 09/25/47 (144A) (o)	232,502	231,630
Vibrant CLO, Ltd. 3.873%, 3M LIBOR + 1.240%, 06/20/29 (144A) (f)	1,515,000	1,510,796
VOLT LXIV LLC 3.375%, 10/25/47 (144A) (o)	1,037,439	1,035,967
VOLT LXVI 4.336%, 05/25/48 (144A) (o)	647,859	649,319
VOLT LXX LLC 4.115%, 09/25/48 (144A) (o)	762,790	765,800
VOLT LXXI LLC 3.967%, 09/25/48 (144A) (o)	500,307	502,520
Voya CLO, Ltd. 3.680%, 3M LIBOR + 0.900%, 01/18/29 (144A) (f)	1,610,000	1,594,393
4.030%, 3M LIBOR + 1.250%, 01/18/29 (144A) (f)	440,000	429,773
Wendys Funding LLC 3.884%, 03/15/48 (144A) (n)	429,563	423,493
Wingstop Funding LLC 4.970%, 12/05/48 (144A) (n)	405,000	419,410

		85,155,620

Total Asset-Backed Securities (Cost $90,378,085)		89,347,018

Mortgage-Backed Securities—4.5%

Collateralized Mortgage Obligations—2.6%
Adjustable Rate Mortgage Trust 2.986%, 1M LIBOR + 0.500%, 01/25/36 (f)	159,571	151,242
3.026%, 1M LIBOR + 0.540%, 11/25/35 (f)	157,692	156,273
Angel Oak Mortgage Trust LLC 3.628%, 03/25/49 (144A) (f)	440,000	439,855
3.920%, 11/25/48 (144A) (f)	1,516,337	1,530,913
Bear Stearns Adjustable Rate Mortgage Trust 4.102%, 07/25/36 (f)	334,689	302,324

BHFTII-115

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Bear Stearns ALT-A Trust 2.966%, 1M LIBOR + 0.480%, 02/25/36 (f)	647,948	$615,372
Bear Stearns Mortgage Funding Trust 2.666%, 1M LIBOR + 0.180%, 10/25/36 (f)	182,465	168,583
2.686%, 1M LIBOR + 0.200%, 02/25/37 (f)	592,363	612,757
CIM Trust 3.000%, 04/25/57 (144A) (f)	1,224,148	1,217,246
Civic Mortgage LLC 3.892%, 06/25/22 (144A) (o)	219,137	218,687
COLT Funding LLC 3.705%, 03/25/49 (144A) (f)	524,920	526,831
COLT Mortgage Loan Trust 3.337%, 05/25/49 (144A) (f)	880,000	879,999
Countrywide Alternative Loan Trust 2.936%, 1M LIBOR + 0.450%, 04/25/35 (f)	243,054	224,147
3.026%, 1M LIBOR + 0.540%, 01/25/36 (f)	126,489	120,824
3.286%, 1M LIBOR + 0.800%, 12/25/35 (f)	164,975	142,432
3.747%, 12M MTA + 1.350%, 08/25/35 (f)	300,475	273,921
5.500%, 11/25/35	625,955	529,870
Countrywide Home Loan Mortgage Pass-Through Trust 2.686%, 1M LIBOR + 0.200%, 04/25/46 (f)	300,483	256,556
3.166%, 1M LIBOR + 0.680%, 02/25/35 (f)	127,723	126,036
3.895%, 06/20/35 (f)	17,820	17,950
4.018%, 09/25/47 (f)	415,204	386,851
Credit Suisse Mortgage Capital Certificates Trust 3.250%, 04/25/47 (144A) (f)	525,400	512,913
Deephaven Residential Mortgage Trust 2.453%, 06/25/47 (144A) (f)	260,193	257,169
3.789%, 08/25/58 (144A) (f)	1,313,391	1,324,157
Deutsche ALT-A Securities Mortgage Loan Trust 2.636%, 1M LIBOR + 0.150%, 12/25/36 (f)	363,990	325,109
GreenPoint Mortgage Funding Trust 3.797%, 12M MTA + 1.400%, 10/25/45 (f)	227,021	194,817
GSR Mortgage Loan Trust 2.786%, 1M LIBOR + 0.300%, 01/25/37 (f)	705,462	377,263
4.409%, 01/25/36 (f)	457,616	457,887
6.000%, 07/25/37	256,899	225,771
Home Re, Ltd. 4.086%, 1M LIBOR + 1.600%, 10/25/28 (144A) (f)	690,000	691,302
IndyMac INDX Mortgage Loan Trust 4.212%, 10/25/35 (f)	39,797	37,646
JPMorgan Mortgage Trust 4.015%, 05/25/36 (f)	31,444	30,654
LSTAR Securities Investment, Ltd. 4.139%, 1M LIBOR + 1.650%, 11/01/22 (144A) (f)	314,245	315,183
4.191%, 1M LIBOR + 1.700%, 03/01/24 (144A) (f)	790,000	790,519
4.239%, 1M LIBOR + 1.750%, 09/01/22 (144A) (f)	276,643	276,730
MASTR Adjustable Rate Mortgages Trust 3.992%, 09/25/33 (f)	80,579	79,765
4.467%, 11/21/34 (f)	101,516	104,306
Metlife Securitization Trust 3.750%, 03/25/57 (144A) (f)	844,562	855,608
MFA Trust 2.588%, 02/25/57 (144A) (f)	288,244	285,264
Morgan Stanley Mortgage Loan Trust 4.280%, 05/25/36 (f)	208,523	155,094

Collateralized Mortgage Obligations—(Continued)
New Residential Mortgage Loan Trust
3.236%, 1M LIBOR + 0.750%, 01/25/48 (144A) (f)	1,456,601	1,446,260
3.750%, 11/26/35 (144A) (f)	851,913	861,520
4.000%, 02/25/57 (144A) (f)	1,491,694	1,518,515
4.000%, 03/25/57 (144A) (f)	1,528,545	1,562,517
4.000%, 04/25/57 (144A) (f)	1,240,565	1,267,678
4.000%, 05/25/57 (144A) (f)	1,002,189	1,024,153
4.000%, 09/25/57 (144A) (f)	1,161,783	1,175,957
Residential Accredit Loans, Inc. Trust
2.786%, 1M LIBOR + 0.300%, 04/25/36 (f)	573,965	530,523
6.000%, 12/25/35	250,090	240,615
RFMSI Trust 4.161%, 08/25/35 (f)	96,534	73,022
Seasoned Credit Risk Transfer Trust
3.500%, 11/25/57	485,224	491,884
3.500%, 03/25/58	1,355,631	1,360,810
3.500%, 07/25/58	1,321,135	1,336,187
Structured Adjustable Rate Mortgage Loan Trust 0.490%, 09/25/34 (f)	59,168	55,110
Verus Securitization Trust 3.677%, 06/01/58 (144A) (f)	1,040,245	1,050,235
WaMu Mortgage Pass-Through Certificates Trust
3.277%, 12M MTA + 0.880%, 10/25/46 (f)	234,443	219,953
3.591%, 06/25/37 (f)	140,696	131,353
Washington Mutual Mortgage Pass-Through Certificates 3.086%, 1M LIBOR + 0.600%, 07/25/36 (f)	108,912	73,885
Wells Fargo Mortgage-Backed Securities Trust
4.540%, 10/25/35 (f)	1,541,000	1,564,881
4.624%, 09/25/36 (f)	144,789	145,393
4.699%, 10/25/36 (f)	167,536	165,307

		32,491,584

Commercial Mortgage-Backed Securities—1.9%
BANK
0.748%, 11/15/50 (f) (g)	8,284,695	434,296
0.818%, 11/15/54 (f) (g)	993,058	55,511
Benchmark Mortgage Trust
0.527%, 01/15/51 (f) (g)	2,487,933	91,181
0.543%, 07/15/51 (f) (g)	4,462,932	164,985
CAMB Commercial Mortgage Trust 5.034%, 1M LIBOR + 2.550%, 12/15/37 (144A) (f)	665,000	668,736
Citigroup Commercial Mortgage Trust
0.984%, 07/10/47 (f) (g)	4,036,085	167,696
1.106%, 04/10/48 (f) (g)	4,841,237	225,344
3.458%, 08/15/50	675,000	687,673
Commercial Mortgage Pass-Through Certificates Mortgage Trust
0.624%, 02/10/47 (f) (g)	2,874,179	72,283
0.683%, 08/10/46 (f) (g)	893,640	23,487
1.769%, 10/15/45 (f) (g)	387,286	17,990
2.540%, 12/10/45	250,000	248,342
2.853%, 10/15/45	180,000	178,878
3.101%, 03/10/46	145,000	146,375
3.213%, 03/10/46	263,809	266,522
3.424%, 03/10/31 (144A)	1,065,000	1,093,171
3.612%, 06/10/46 (f)	260,000	267,334
3.620%, 07/10/50	130,000	133,569

BHFTII-116

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Pass-Through Certificates Mortgage Trust
3.694%, 08/10/47	395,000	$409,173
3.796%, 08/10/47	225,000	234,202
3.961%, 03/10/47	235,125	246,165
4.074%, 02/10/47 (f)	115,000	120,844
4.205%, 08/10/46	100,035	105,362
4.210%, 08/10/46 (f)	175,000	184,278
4.236%, 02/10/47 (f)	190,000	200,632
4.573%, 10/15/45 (144A) (f) (n)	210,000	47,328
4.750%, 10/15/45 (144A) (f) (n)	355,000	189,517
Credit Suisse First Boston Mortgage Securities Corp. 4.877%, 04/15/37	2,534	2,488
CSAIL Commercial Mortgage Trust
0.790%, 06/15/57 (f) (g)	12,706,416	467,210
1.017%, 11/15/48 (f) (g)	1,132,918	50,850
1.792%, 01/15/49 (f) (g)	2,382,348	206,006
3.447%, 08/15/48	80,000	81,586
3.544%, 11/15/48	280,000	286,979
GS Mortgage Securities Corp. Trust
2.954%, 11/05/34 (144A)	1,200,000	1,201,906
3.633%, 06/05/31 (144A)	130,000	129,972
GS Mortgage Securities Trust
0.085%, 07/10/46 (f) (g)	11,136,853	40,817
1.337%, 08/10/44 (144A) (f) (g)	989,157	23,855
3.629%, 11/10/47	230,000	237,209
3.674%, 04/10/47 (144A) (n)	235,000	73,190
4.966%, 04/10/47 (144A) (f)	465,000	398,708
JPMBB Commercial Mortgage Securities Trust
0.710%, 09/15/47 (f) (g)	3,858,042	103,256
3.363%, 07/15/45	397,534	404,762
JPMorgan Chase Commercial Mortgage Securities Trust
2.733%, 10/15/45 (144A) (f) (n)	400,000	241,889
4.384%, 12/15/47 (144A) (f) (n)	130,000	110,383
Morgan Stanley Bank of America Merrill Lynch Trust
1.035%, 10/15/48 (f) (g)	867,664	45,252
1.095%, 12/15/47 (f) (g)	2,856,704	99,678
2.918%, 02/15/46	130,000	130,447
3.134%, 12/15/48	480,000	485,576
3.176%, 08/15/45	245,000	247,615
3.766%, 11/15/46	180,000	187,015
4.259%, 10/15/46 (f)	115,000	121,685
Morgan Stanley Capital Trust
1.446%, 06/15/50 (f) (g)	1,708,193	136,148
5.155%, 07/15/49 (144A) (f) (n)	265,000	230,972
5.266%, 10/12/52 (144A) (f) (n)	135,000	5,655
MTRO Commercial Mortgage Trust 4.284%, 1M LIBOR + 1.800%, 12/15/33 (144A) (f)	565,000	565,530
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (f)	150,000	150,546
UBS Commercial Mortgage Trust
1.098%, 08/15/50 (f) (g)	986,366	68,160
3.426%, 08/15/50	225,000	228,046
UBS-Barclays Commercial Mortgage Trust
1.511%, 02/15/50 (f) (g)	5,681,993	511,138
2.850%, 12/10/45	325,000	325,875
3.091%, 08/10/49	645,000	651,406

Commercial Mortgage-Backed Securities—(Continued)
UBS-Barclays Commercial Mortgage Trust
3.185%, 03/10/46	240,000	243,422
3.244%, 04/10/46	300,119	305,266
3.334%, 1M LIBOR + 0.850%, 08/15/36 (144A) (f)	1,802,000	1,793,226
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,105,000	1,112,736
Wells Fargo Commercial Mortgage Trust
1.144%, 09/15/57 (f) (g)	8,269,246	358,913
1.150%, 05/15/48 (f) (g)	3,822,286	172,567
2.918%, 10/15/45	316,257	316,425
2.942%, 10/15/49	70,000	68,803
3.290%, 05/15/48	230,000	233,235
3.789%, 09/15/48	315,000	326,431
3.839%, 09/15/58	225,000	234,755
4.100%, 05/15/48 (f)	80,000	75,529
WF-RBS Commercial Mortgage Trust
1.240%, 03/15/47 (f) (g)	1,853,604	84,959
2.870%, 11/15/45	397,749	397,760
2.875%, 12/15/45	175,000	174,491
3.016%, 11/15/47 (144A) (n)	550,000	292,441
3.071%, 03/15/45	185,000	186,316
3.345%, 05/15/45	100,000	100,668
3.607%, 11/15/47	225,000	231,178
3.723%, 05/15/47	190,000	196,507
3.995%, 05/15/47	160,281	168,083
4.045%, 03/15/47	40,000	41,913
4.101%, 03/15/47	335,000	353,225
5.000%, 06/15/44 (144A) (f) (n)	105,000	80,844
5.583%, 04/15/45 (144A) (f)	255,000	263,876

		22,746,253

Total Mortgage-Backed Securities (Cost $56,709,549)		55,237,837

Floating Rate Loans (p)—0.9%

Aerospace/Defense—0.0%
TransDigm, Inc. Term Loan E, 4.999%, 1M LIBOR + 2.500%, 05/30/25	149,496	145,829

Auto Manufacturers—0.0%
Navistar International Corp. 1st Lien Term Loan B, 6.000%, 1M LIBOR + 3.500%, 11/06/24	99,000	98,834
Panther BF Aggregator 2 L.P.
Term Loan B, 03/14/26 (EUR) (q)	150,000	167,660
Term Loan B, 03/18/26 (q)	115,000	113,847

		380,341

Building Materials—0.0%
NCI Building Systems, Inc. Term Loan, 6.547%, 3M LIBOR + 3.750%, 04/12/25	99,250	94,784
Quikrete Holdings, Inc. 1st Lien Term Loan, 5.249%, 1M LIBOR + 2.750%, 11/15/23	125,000	121,875

		216,659

BHFTII-117

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Floating Rate Loans (p)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.0%
HB Fuller Co. Term Loan B, 4.488%, 1M LIBOR + 2.000%, 10/20/24	90,430	$88,760
Univar, Inc. Term Loan B, 4.749%, 1M LIBOR + 2.250%, 07/01/24	91,159	90,290

		179,050

Commercial Services—0.1%
Acosta Holdco, Inc. Term Loan, 5.749%, 1M LIBOR + 3.250%, 09/26/21	152,490	70,018
APX Group, Inc. Term Loan B, 7.501%, PRIME + 4.000%, 04/01/24	99,500	97,634
Blitz F18-675 GmbH Term Loan B2, 3.750%, EURIBOR + 3.750%, 07/31/25 (EUR)	100,000	112,637
BrightView Landscapes LLC 1st Lien Term Loan B, 5.000%, 1M LIBOR + 2.500%, 08/15/25	216,319	215,503
Dun & Bradstreet Corporation (The) Term Loan, 7.490%, 1M LIBOR + 5.000%, 02/01/26	100,000	99,292
Financial & Risk US Holdings, Inc. Term Loan, 6.249%, 1M LIBOR + 3.750%, 10/01/25	104,738	101,781
Jaguar Holding Co. II Term Loan, 4.999%, 1M LIBOR + 2.500%, 08/18/22	129,657	128,470
Nets Holding A/S Term Loan B1E, 3.000%, EURIBOR + 3.000%, 02/06/25 (EUR)	88,194	97,625
PSAV Holdings LLC 1st Lien Term Loan, 5.759%, 1M LIBOR + 3.250%, 03/01/25	173,436	168,883
WEX, Inc. Term Loan B2, 4.749%, 1M LIBOR + 2.250%, 06/30/23	408,450	405,591

		1,497,434

Computers—0.0%
Tempo Acquisition LLC Term Loan, 5.499%, 1M LIBOR + 3.000%, 05/01/24	206,325	204,649

Cosmetics/Personal Care—0.0%
Coty, Inc. Term Loan B, 4.742%, 1M LIBOR + 2.250%, 04/07/25	188,352	181,288
Revlon Consumer Products Corp. Term Loan B, 6.129%, 3M LIBOR + 3.500%, 09/07/23	139,131	101,357

		282,645

Diversified Consumer Services—0.0%
Weight Watchers International, Inc. 2017 Term Loan B, 7.560%, 3M LIBOR + 4.750%, 11/29/24	98,684	94,161

Diversified Financial Services—0.0%
AlixPartners LLP Term Loan B, 5.249%, 1M LIBOR + 2.750%, 04/04/24	176,400	175,628

Energy Equipment & Services—0.0%
Seadrill Partners Finco LLC Term Loan B, 8.601%, 3M LIBOR + 6.000%, 02/21/21	103,529	86,705

Entertainment—0.0%
Golden Entertainment, Inc. 1st Lien Term Loan, 5.500%, 1M LIBOR + 3.000%, 10/21/24	167,875	166,616

Food—0.0%
Post Holdings, Inc. Incremental Term Loan, 4.490%, 1M LIBOR + 2.000%, 05/24/24	98,213	97,599

Food Products—0.0%
Hostess Brands LLC Term Loan, 4.895%, 3M LIBOR + 2.250%, 08/03/22	107,535	104,745

Healthcare-Products—0.0%
Lifescan Global Corporation 1st Lien Term Loan, 8.797%, 3M LIBOR + 6.000%, 09/27/24	98,250	94,607

Healthcare-Services—0.1%
Envision Healthcare Corp. 1st Lien Term Loan, 6.249%, 1M LIBOR + 3.750%, 10/10/25	114,713	107,519
MPH Acquisition Holdings LLC Term Loan B, 5.351%, 3M LIBOR + 2.750%, 06/07/23	140,576	136,236
U.S. Renal Care, Inc. Term Loan B, 6.851%, 3M LIBOR + 4.250%, 12/30/22	251,550	251,330

		495,085

Insurance—0.1%
Asurion LLC Term Loan B4, 5.499%, 1M LIBOR + 3.000%, 08/04/22	280,480	279,429
Camelot UK Holdco, Ltd. Term Loan, 5.746%, 1M LIBOR + 3.250%, 10/03/23	105,043	104,518
Hub International, Ltd. Term Loan B, 5.515%, 3M LIBOR + 2.750%, 04/25/25	119,100	115,366
Sedgwick Claims Management Services, Inc. Term Loan B, 5.749%, 1M LIBOR + 3.250%, 12/31/25	99,750	97,864
USI, Inc. Term Loan, 5.601%, 3M LIBOR + 3.000%, 05/16/24	103,425	100,193

		697,370

Internet—0.0%
Zayo Group LLC Incremental Term Loan, 4.749%, 1M LIBOR + 2.250%, 01/19/24	75,071	74,743

Internet & Direct Marketing Retail—0.0%
Lands’ End, Inc. Term Loan B, 5.749%, 1M LIBOR + 3.250%, 04/04/21	154,962	149,151

BHFTII-118

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Floating Rate Loans (p)—(Continued)

Security Description	Principal Amount*	Value

IT Services—0.0%
Blackhawk Network Holdings, Inc. 1st Lien Term Loan, 5.499%, 1M LIBOR + 3.000%, 06/15/25	198,999	$195,815

Leisure Time—0.0%
Aristocrat Technologies, Inc. 1st Lien Term Loan, 4.526%, 3M LIBOR + 1.750%, 10/19/24	92,636	91,035
Delta 2 (LUX) S.a.r.l. Term Loan, 4.999%, 1M LIBOR + 2.500%, 02/01/24	241,686	232,623

		323,658

Life Sciences Tools & Services—0.0%
Syneos Health, Inc. Term Loan B, 4.499%, 1M LIBOR + 2.000%, 08/01/24	63,585	63,211

Lodging—0.0%
Boyd Gaming Corp. Term Loan B3, 4.658%, 1W LIBOR + 2.250%, 09/15/23	118,179	117,056
Caesars Entertainment Operating Co. Term Loan, 4.499%, 1M LIBOR + 2.000%, 10/06/24	158,000	154,511
Caesars Resort Collection LLC 1st Lien Term Loan B, 5.249%, 1M LIBOR + 2.750%, 12/22/24	109,899	108,820
Crown Finance U.S., Inc. Term Loan, 4.999%, 1M LIBOR + 2.500%, 02/28/25	94,489	92,434

		472,821

Machinery—0.0%
Circor International, Inc. 1st Lien Term Loan, 5.992%, 1M LIBOR + 3.500%, 12/11/24	99,135	96,966

Machinery-Construction & Mining—0.0%
Brookfield WEC Holdings, Inc. 1st Lien Term Loan, 6.249%, 1M LIBOR + 3.750%, 08/01/25	99,750	99,762

Machinery-Diversified—0.0%
Gardner Denver, Inc. Term Loan B, 5.249%, 1M LIBOR + 2.750%, 07/30/24	174,906	174,933

Media—0.0%
Gray Television, Inc. Term Loan C, 4.982%, 1M LIBOR + 2.500%, 01/02/26	99,750	98,846
Numericable Group S.A. Term Loan B12, 6.171%, 1M LIBOR + 3.687%, 01/31/26	98,750	93,418
Univision Communications, Inc. Term Loan C5, 5.249%, 1M LIBOR + 2.750%, 03/15/24	142,759	134,856

		327,120

Miscellaneous Manufacturing—0.0%
CTC AcquiCo GmbH 2017 Term Loan B1, 2.750%, EURIBOR + 2.750%, 03/07/25 (EUR)	97,570	107,491

Office/Business Equipment—0.0%
Brand Energy & Infrastructure Services, Inc. Term Loan, 6.956%, 3M LIBOR + 4.250%, 06/21/24	147,375	141,848

Oil & Gas—0.1%
California Resources Corp. Second Out Term Loan, 12.871%, 1M LIBOR + 10.375%, 12/31/21 (c)	130,000	137,312
Fieldwood Energy LLC 1st Lien TL, 7.749%, 1M LIBOR + 5.250%, 04/11/22	249,780	239,602
Foresight Energy LLC 1st Lien Term Loan, 8.379%, 3M LIBOR + 5.750%, 03/28/22	189,117	185,619
Paragon Offshore Finance Co. Term Loan B, 07/18/21 (d) (t)	706	0

		562,533

Packaging & Containers—0.1%
Berry Global, Inc. Term Loan S, 4.243%, 1M LIBOR + 1.750%, 02/08/20	151,134	150,879
Flex Acquisition Co., Inc. 1st Lien Term Loan, 5.626%, 1M LIBOR + 3.000%, 12/29/23	98,250	95,456
Reynolds Group Holdings, Inc. Term Loan, 5.249%, 1M LIBOR + 2.750%, 02/05/23	252,411	249,775

		496,110

Pharmaceuticals—0.1%
Change Healthcare Holdings LLC Term Loan B, 5.249%, 1M LIBOR + 2.750%, 03/01/24	168,000	165,900
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 6.750%, 1M LIBOR + 4.250%, 04/29/24	167,025	164,572
Valeant Pharmaceuticals International, Inc. Term Loan B, 5.481%, 1M LIBOR + 3.000%, 06/02/25	158,759	157,795

		488,267

Real Estate Investment Trusts—0.0%
VICI Properties 1 LLC Term Loan B, 4.491%, 1M LIBOR + 2.000%, 12/20/24	195,455	192,596

Retail—0.1%
Bass Pro Group LLC Term Loan B, 7.499%, 1M LIBOR + 5.000%, 09/25/24	147,750	144,794
Harbor Freight Tools USA, Inc. Term Loan B, 4.999%, 1M LIBOR + 2.500%, 08/18/23	115,739	113,328
J. Crew Group, Inc. Term Loan B, 5.628%, 3M LIBOR + 3.000%, 03/05/21 (d) (t)	305,306	183,245
Neiman Marcus Group, Ltd. LLC Term Loan, 5.733%, 1M LIBOR + 3.250%, 10/25/20	221,501	206,319
Staples, Inc. Term Loan B, 6.489%, 1M LIBOR + 4.000%, 09/12/24	128,375	127,721

		775,407

BHFTII-119

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Floating Rate Loans (p)—(Continued)

Security Description	Principal Amount*	Value

Semiconductors & Semiconductor Equipment—0.0%
Microchip Technology, Inc. Term Loan B, 4.500%, 1M LIBOR + 2.000%, 05/29/25	63,760	$63,112

Software—0.1%
Almonde, Inc. 1st Lien Term Loan, 6.101%, 3M LIBOR + 3.500%, 06/13/24	117,006	112,974
First Data Corp. Term Loan, 4.486%, 1M LIBOR + 2.000%, 07/08/22	324,270	323,813
Infor (U.S.), Inc. Term Loan B6, 5.249%, 1M LIBOR + 2.750%, 02/01/22	241,753	240,922
SS&C Technologies, Inc. Term Loan B5, 4.749%, 1M LIBOR + 2.250%, 04/16/25	99,492	98,715

		776,424

Telecommunications—0.1%
CenturyLink, Inc. Term Loan B, 5.249%, 1M LIBOR + 2.750%, 01/31/25	99,747	97,753
CSC Holdings LLC 1st Lien Term Loan, 4.734%, 1M LIBOR + 2.250%, 07/17/25	106,386	103,620
Sprint Communications, Inc. 1st Lien Term Loan B, 5.000%, 1M LIBOR + 2.500%, 02/02/24	333,200	323,829
Telenet Financing USD LLC Term Loan AN, 4.734%, 1M LIBOR + 2.250%, 08/15/26	100,000	98,125

		623,327

Transportation—0.0%
Savage Enterprises LLC 1st Lien Term Loan B, 6.990%, 1M LIBOR + 4.500%, 08/01/25	89,568	89,876

Total Floating Rate Loans (Cost $11,649,843)		11,214,294

Foreign Government—0.6%

Banks—0.0%
Banque Centrale de Tunisie International Bond 6.750%, 10/31/23 (144A) (EUR)	535,000	581,796

Sovereign—0.6%
Argentine Republic Government International Bond 5.250%, 01/15/28 (EUR)	370,000	304,811
Egypt Government International Bond 8.500%, 01/31/47	200,000	203,905
Export-Import Bank of Korea 3.221%, 3M LIBOR + 0.460%, 10/21/19 (f)	200,000	200,090
Ghana Government International Bond 8.627%, 06/16/49 (144A)	400,000	390,000
Hungary Government International Bond 6.375%, 03/29/21	160,000	170,388
Italy Buoni Ordinari del Tesoro BOT Zero Coupon, 07/12/19 (EUR)	100,000	112,220

Sovereign—(Continued)
Italy Buoni Poliennali Del Tesoro 2.500%, 05/01/19 (EUR)	80,000	89,916
Italy Certificati di Credito del Tesoro Zero Coupon, 05/30/19 (EUR)	180,000	201,971
Japan Bank for International Cooperation 3.106%, 3M LIBOR + 0.480%, 06/01/20 (f)	200,000	200,906
Qatar Government International Bonds
4.000%, 03/14/29 (144A)	1,640,000	1,690,204
4.817%, 03/14/49 (144A)	1,165,000	1,224,925
Romanian Government International Bond 6.125%, 01/22/44	842,000	962,347
Spain Letras del Tesoro
Zero Coupon, 06/14/19 (EUR)	670,000	752,208
Zero Coupon, 08/16/19 (EUR)	190,000	213,451

		6,717,342

Total Foreign Government (Cost $7,386,601)		7,299,138

Municipals—0.2%
Chicago Board of Education, General Obligation Unlimited, Build America Bonds
6.138%, 12/01/39	155,000	155,589
6.319%, 11/01/29	345,000	355,002
City of Chicago IL, General Obligation Unlimited
7.045%, 01/01/29	190,000	212,000
7.375%, 01/01/33	775,000	864,427
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	318,000	357,877
State of Illinois
4.950%, 06/01/23	375,000	385,658
5.000%, 01/01/23	70,000	72,001
5.563%, 02/01/21	150,000	156,489

Total Municipals (Cost $2,501,327)		2,559,043

Short-Term Investments—1.4%

Certificate of Deposit—0.0%
Credit Agricole Corporate and Investment Bank 3.002%, 3M LIBOR + 0.400%, 09/24/20 (f)	125,000	125,054
Dexia Credit Local S.A. 2.783%, 3M LIBOR + 0.100%, 05/17/20 (f)	105,000	105,012

		230,066

Commercial Paper—0.1%
AT&T, Inc. 2.903%, 05/28/19	250,000	248,812
Bank of Nova Scotia 2.244%, 08/13/19	275,000	204,336
ENI Finance USA, Inc. 2.780%, 04/30/19	325,000	324,216
Ford Motor Credit Co. 3.217%, 05/01/19	250,000	249,289

BHFTII-120

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Glencore Funding LLC 2.663%, 04/08/19	250,000	$249,812
Humana, Inc. 2.932%, 05/13/19	250,000	249,087

		1,525,552

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $4,206,459; collateralized by U.S. Treasury Note at 2.500%, maturing 01/15/22, with a market value of $4,294,989.	4,206,039	4,206,039

Foreign Government—0.9%
Egypt Treasury Bills
17.260%, 11/19/19 (EGP) (r)	2,275,000	118,531
18.033%, 10/15/19 (EGP) (r)	11,450,000	605,415
Japan Treasury Bills
Zero Coupon, 04/15/19 (JPY)	74,800,000	674,941
Zero Coupon, 05/09/19 (JPY)	210,850,000	1,902,834
Zero Coupon, 05/13/19 (JPY)	157,100,000	1,417,791
Zero Coupon, 05/20/19 (JPY)	174,850,000	1,578,036
Zero Coupon, 05/27/19 (JPY)	177,000,000	1,597,496
Zero Coupon, 06/03/19 (JPY)	160,250,000	1,446,369
Zero Coupon, 06/17/19 (JPY)	56,700,000	511,792
Zero Coupon, 07/01/19 (JPY)	154,100,000	1,391,052
Ontario T-Bill 1.867%, 07/17/19 (CAD) (r)	415,000	308,756

		11,553,013

Total Short-Term Investments (Cost $17,581,745)		17,514,670

Securities Lending Reinvestments (s)—5.7%

Certificates of Deposit—2.2%
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (f)	1,000,000	1,000,355
Barclays Bank plc 2.950%, 08/02/19	1,000,000	1,000,270
BNP Paribas S.A. New York
2.624%, 1M LIBOR + 0.140%, 09/16/19 (f)	1,000,000	999,994
2.790%, 1M LIBOR + 0.300%, 06/04/19 (f)	2,000,000	2,000,740
Chiba Bank, Ltd. 2.580%, 06/03/19	2,000,000	1,999,874
Commonwealth Bank of Australia 2.901%, 3M LIBOR + 0.140%, 04/23/19 (f)	250,000	250,062
Credit Agricole S.A. 2.807%, 1M LIBOR + 0.320%, 05/21/19 (f)	1,000,000	1,000,258
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 04/16/19	2,979,294	2,996,340
Mizuho Bank, Ltd., New York
2.652%, 1M LIBOR + 0.160%, 09/12/19 (f)	1,000,000	1,000,000
2.789%, 1M LIBOR + 0.300%, 05/01/19 (f)	2,000,000	2,000,394
Nordea Bank New York 2.750%, 06/17/19	1,000,000	1,000,378

Certificates of Deposit—(Continued)
Shizuoka Bank, Ltd. 2.600%, 05/07/19	1,000,000	1,000,045
Standard Chartered plc 3.009%, 3M LIBOR + 0.230%, 04/24/19 (f)	1,500,000	1,500,186
State Street Bank and Trust 2.754%, 1M LIBOR + 0.270%, 05/15/19 (f)	4,000,000	4,000,916
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (f)	1,500,000	1,500,057
Svenska Handelsbanken AB 2.873%, 1M LIBOR + 0.380%, 12/10/19 (f)	1,000,000	1,001,758
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (f)	2,000,000	2,000,820
Wells Fargo Bank N.A. 2.975%, 3M LIBOR + 0.210%, 10/25/19 (f)	500,000	500,000

		26,752,447

Commercial Paper—0.5%
Bank of China, Ltd. 2.890%, 04/17/19	992,775	998,579
Fairway Finance Corp. 2.600%, 05/07/19	993,356	997,223
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (f)	1,000,000	1,000,000
Royal Bank of Canada 2.957%, 3M LIBOR + 0.160%, 01/14/20 (f)	1,000,000	1,001,045
Toronto-Dominion Bank 2.832%, 1M LIBOR + 0.350%, 11/05/19 (f)	1,000,000	1,001,396
Westpac Banking Corp. 2.766%, 1M LIBOR + 0.280%, 05/24/19 (f)	1,000,000	1,000,427

		5,998,670

Repurchase Agreements—1.8%
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $1,007,859; collateralized by various Common Stock with an aggregate market value of $1,100,276.	1,000,000	1,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $350,953; collateralized by various Common Stock with an aggregate market value of $385,000.	350,000	350,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $1,200,244; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $1,224,001.	1,200,000	1,200,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $1,100,257; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $1,122,001.	1,100,000	1,100,000

BHFTII-121

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (s)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $1,100,229; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $1,122,000.	1,100,000	$1,100,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $2,000,458; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $1,036,307; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $1,056,811.	1,036,090	1,036,090
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $1,410,784; collateralized by various Common Stock with an aggregate market value of $1,540,000.	1,400,000	1,400,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $1,511,886; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $1,607,034.	1,500,000	1,500,000
Societe Generale
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $4,722,195; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $5,116,128.	4,600,000	4,600,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $2,052,431; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $2,224,403.	2,000,000	2,000,000
Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $2,040,439; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $2,224,403.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $2,901,432; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $3,225,385.	2,900,000	2,900,000

		22,186,090

Time Deposits—1.2%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	2,000,000	2,000,000
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	2,000,000	2,000,000
DZ Bank AG New York 2.430%, 04/01/19	2,000,000	2,000,000
Natixis New York 2.400%, 04/01/19	2,000,000	2,000,000
Nordea Bank New York 2.350%, 04/01/19	2,000,000	2,000,000
Skandi New York 2.380%, 04/01/19	3,000,000	3,000,000
Svenska, New York 2.360%, 04/01/19	2,000,000	2,000,000

		15,000,000

Total Securities Lending Reinvestments (Cost $69,928,754)		69,937,207

Total Purchased Options—0.1% (u) (Cost $1,496,708)		1,196,839

Total Investments—111.8% (Cost $1,266,437,696)		1,370,078,128
Other assets and liabilities (net)—(11.8)%		(144,107,563)

Net Assets—100.0%		$1,225,970,565

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $70,930,338 and the collateral received consisted of cash in the amount of $69,901,514 and non-cash collateral with a value of $2,334,320. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Illiquid security. As of March 31, 2019, these securities represent 0.4% of net assets.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, these securities represent less than 0.05% of net assets.
(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

BHFTII-122

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	Interest only security.
(h)	Principal only security.
(i)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2019, the market value of securities pledged was $3,443,910.
(j)	All or a portion of the security was pledged as collateral against open OTC swap and option contracts. As of March 31, 2019, the market value of securities pledged was $2,279,705.
(k)	Principal amount of security is adjusted for inflation.
(l)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2019, the market value of securities pledged was $1,557,394.
(m)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(n)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2019, the market value of restricted securities was $7,196,266, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(o)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(p)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(q)	This loan will settle after March 31, 2019, at which time the interest rate will be determined.
(r)	The rate shown represents current yield to maturity.
(s)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(t)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(u)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $154,028,490, which is 12.6% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Avant Loans Funding Trust, 3.420%, 01/18/22	10/10/18	$911,443	$911,405	$912,464
CLUB Credit Trust, 2.610%, 01/15/24	11/29/17	336,420	336,411	335,012
Commercial Mortgage Pass-Through Certificates Mortgage Trust, 4.750%, 10/15/45	02/18/15 - 02/16/17	355,000	256,041	189,517
Commercial Mortgage Pass-Through Certificates Mortgage Trust, 4.573%, 10/15/45	12/05/14 - 03/29/17	210,000	149,074	47,328
Domino’s Pizza Master Issuer LLC, 4.116%, 07/25/48	04/18/18	694,750	694,750	705,220
GS Mortgage Securities Trust, 3.674%, 04/10/47	04/03/14	235,000	147,173	73,190
Heathrow Funding, Ltd., 4.000%, 07/03/19	02/19/19 - 03/20/19	425,000	321,069	319,414
JPMorgan Chase Commercial Mortgage Securities Trust, 2.733%, 10/15/45	05/19/15	400,000	269,984	241,889
JPMorgan Chase Commercial Mortgage Securities Trust, 4.384%, 12/15/47	03/17/14	130,000	105,300	110,383
Lendmark Funding Trust, 2.830%, 12/22/25	06/22/17	680,000	679,861	674,157
Marlette Funding Trust, 2.360%, 12/15/24	10/17/17	114,183	114,177	114,022
Morgan Stanley Capital Trust, 5.155%, 07/15/49	03/13/15	265,000	242,868	230,972
Morgan Stanley Capital Trust, 5.266%, 10/12/52	05/02/14	55,000	55,106	1,650
Regional Management Issuance Trust, 3.830%, 07/15/27	06/20/18	950,000	949,804	948,269
Skopos Auto Receivables Trust, 3.190%, 09/15/21	03/14/18	374,707	374,706	374,713
SoFi Consumer Loan Program LLC, 3.090%, 10/27/25	07/26/16	208,140	208,107	208,131
SoFi Consumer Loan Program LLC, 3.280%, 01/26/26	01/20/17	202,361	202,344	203,055
WF-RBS Commercial Mortgage Trust, 5.000%, 06/15/44	03/27/14	105,000	94,365	80,844
WF-RBS Commercial Mortgage Trust, 3.016%, 11/15/47	11/05/14	550,000	362,270	292,441
Wendys Funding LLC, 3.884%, 03/15/48	12/06/17	429,563	429,562	423,493
Wingstop Funding LLC, 4.970%, 12/05/48	11/06/18	405,000	405,000	419,410
YPF S.A., 16.500%, 05/09/22	05/04/17	19,392,845	1,264,168	290,692

				$7,196,266

BHFTII-123

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	4.500%	TBA	$(1,300,000)	$(1,315,133)	$(1,321,940)
Fannie Mae 30 Yr. Pool	3.000%	TBA	(6,300,000)	(6,269,484)	(6,266,777)
Fannie Mae 30 Yr. Pool	3.000%	TBA	(8,339,000)	(8,165,003)	(8,304,471)
Fannie Mae 30 Yr. Pool	4.000%	TBA	(8,000,000)	(8,234,850)	(8,229,375)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(8,000,000)	(8,305,168)	(8,335,430)
Fannie Mae 30 Yr. Pool	5.000%	TBA	(725,000)	(760,457)	(766,560)
Freddie Mac 30 Yr. Pool	3.000%	TBA	(475,000)	(470,473)	(472,785)
Ginnie Mae II 30 Yr. Pool	3.000%	TBA	(1,380,000)	(1,388,248)	(1,386,630)

Totals				$(34,908,816)	$(35,083,968)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	140,000	NWM	09/26/19	USD	100,711	$965
CAD	345,000	BOA	05/13/19	USD	259,086	651
CAD	125,000	JPMC	05/13/19	USD	94,864	1,228
CAD	135,000	BNP	06/19/19	USD	103,008	1,791
CAD	270,000	MSIP	06/19/19	USD	203,952	1,518
CAD	275,000	DBAG	07/03/19	USD	206,770	513
CAD	150,000	DBAG	07/03/19	USD	113,303	799
CAD	635,000	MSIP	07/08/19	USD	482,055	5,741
CAD	415,000	GSI	07/17/19	USD	314,079	2,728
CAD	420,000	SSBT	07/25/19	USD	318,153	2,999
CAD	275,000	DBAG	08/13/19	USD	208,229	1,796
CAD	100,000	CBNA	09/10/19	USD	76,358	1,248
CAD	135,000	NWM	09/10/19	USD	101,943	544
CAD	410,000	GSI	10/01/19	USD	308,676	589
CAD	310,000	GSI	12/03/19	USD	235,048	1,790
CHF	100,000	HSBCU	04/10/19	USD	101,495	992
EUR	3,259,032	JPMC	04/30/19	USD	3,690,479	25,990
EUR	80,000	JPMC	05/02/19	USD	92,084	2,116
EUR	180,000	JPMC	05/30/19	USD	207,459	4,558
EUR	670,000	CBNA	06/14/19	USD	773,887	17,684
EUR	899,000	GSI	06/19/19	USD	1,023,787	8,687
EUR	100,000	HSBCU	07/12/19	USD	115,069	1,937
EUR	190,000	BNP	08/16/19	USD	220,915	5,349
GBP	150,000	NWM	07/31/19	USD	194,724	(1,794)
JPY	500,000,000	GSI	04/05/19	USD	4,574,025	61,560
JPY	74,800,000	JPMC	04/15/19	USD	695,631	19,975
JPY	210,850,000	BBP	05/09/19	USD	1,936,278	27,801
JPY	157,100,000	JPMC	05/13/19	USD	1,454,737	32,407
JPY	174,850,000	JPMC	05/20/19	USD	1,605,578	21,837
JPY	177,000,000	JPMC	05/28/19	USD	1,617,347	13,311
JPY	160,250,000	MSIP	06/03/19	USD	1,457,596	4,797
JPY	56,700,000	JPMC	06/17/19	USD	512,931	(1,689)
JPY	154,100,000	MSIP	07/01/19	USD	1,402,143	1,902

Net Unrealized Appreciation						$272,320

BHFTII-124

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	06/21/19	7	USD	993,230	$17,030
U.S. Treasury Long Bond Futures	06/19/19	42	USD	6,285,563	180,175
U.S. Treasury Note 10 Year Futures	06/19/19	76	USD	9,440,625	(6,217)
U.S. Treasury Note 2 Year Futures	06/28/19	85	USD	18,112,969	27,219
U.S. Treasury Note 5 Year Futures	06/28/19	441	USD	51,080,203	449,379
U.S. Treasury Ultra Long Bond Futures	06/19/19	68	USD	11,424,000	388,036

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	06/17/19	(31)	AUD	(4,295,253)	(47,562)
Euro-Bund Futures	06/06/19	(15)	EUR	(2,495,100)	(34,239)
U.S. Treasury Note Ultra 10 Year Futures	06/19/19	(93)	USD	(12,348,656)	(144,926)

Net Unrealized Appreciation					$828,895

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 30 Year IRS (1)	2.450%	BBP	3M LIBOR	Pay	08/02/27	1,450,000	USD	1,450,000	$209,074	$165,084	$(43,990)
Call - OTC - 30 Year IRS (1)	2.450%	JPMC	3M LIBOR	Pay	08/02/27	1,330,000	USD	1,330,000	136,591	151,421	14,831
Call - OTC - 30 Year IRS (1)	2.450%	BOA	3M LIBOR	Pay	08/02/27	1,260,000	USD	1,260,000	108,360	143,452	35,092
Put - OTC - 10 Year IRS (1)	3.200%	BOA	3M LIBOR	Pay	12/09/19	13,000,000	USD	13,000,000	178,100	19,454	(158,646)
Put - OTC - 10 Year IRS (1)	3.000%	MSIP	3M LIBOR	Pay	03/18/20	15,514,000	USD	15,514,000	195,088	76,274	(118,815)
Put - OTC - 30 Year IRS (1)	2.450%	JPMC	3M LIBOR	Receive	08/02/27	1,330,000	USD	1,330,000	262,808	211,073	(51,735)
Put - OTC - 30 Year IRS (1)	2.450%	BBP	3M LIBOR	Receive	08/02/27	1,450,000	USD	1,450,000	118,147	230,117	111,970
Put - OTC - 30 Year IRS (1)	2.450%	BOA	3M LIBOR	Receive	08/02/27	1,260,000	USD	1,260,000	288,540	199,964	(88,576)

Totals									$1,496,708	$1,196,839	$(299,869)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M FEDRC	Annually	1.625%	Annually	11/14/26	USD	2,610,000	$90,719	$—	$90,719
Receive	3M LIBOR	Semi-Annually	2.000%	Quarterly	03/21/23	USD	2,825,000	30,243	14,481	15,762
Receive	3M LIBOR	Semi-Annually	2.750%	Quarterly	12/20/47	USD	3,955,000	(139,886)	(89,206)	(50,680)
Receive	3M LIBOR	Semi-Annually	2.791%	Quarterly	09/30/25	USD	6,043,000	(175,449)	—	(175,449)
Receive	3M LIBOR	Semi-Annually	2.873%	Quarterly	01/28/49	USD	150,000	(9,416)	—	(9,416)
Receive	3M LIBOR	Semi-Annually	2.884%	Quarterly	12/31/48	USD	300,000	(19,645)	—	(19,645)

Totals								$(223,434)	$(74,725)	$(148,709)

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
Receive	12M CPURNSA	Maturity	2.004%	Maturity	01/15/23	DBAG	USD	7,825,000	$(48,582)	$3,081	$(51,663)
Receive	12M CPURNSA	Annually	1.810%	Annually	09/04/25	BOA	USD	3,803,000	30,062	—	30,062

Totals									$(18,520)	$3,081	$(21,601)

BHFTII-125

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premiums Received	Unrealized Appreciation/ (Depreciation)
ITRAXX.EUR.30.V1	(1.000%)	Quarterly	12/20/23	0.527%	EUR	1,125,000	$(23,803)	$(13,098)	$(10,705)
ITRAXX.XOVER.31.V1	(5.000%)	Quarterly	06/20/24	2.490%	EUR	1,755,000	(215,355)	(226,287)	10,932

Totals							$(239,158)	$(239,385)	$227

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.32.V1	5.000%	Quarterly	06/20/24	3.258%	USD	7,455,000	$495,497	$458,376	$37,121
CDX.NA.IG.32.V1	1.000%	Quarterly	06/20/24	0.578%	USD	3,200,000	56,822	49,951	6,871
CDX.EM.31.V1	1.000%	Quarterly	06/20/24	1.913%	USD	1,895,000	(69,711)	(61,988)	(7,723)

Totals							$482,608	$446,339	$36,269

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 4.250%, due 01/07/25	1.000%	Quarterly	12/20/23	MSIP	1.584%	USD	410,000	$(10,972)	$(11,796)	$824
Mexico Government International Bond 4.150%, due 03/28/27	1.000%	Quarterly	12/20/23	GSI	1.016%	USD	410,000	(1,665)	(6,345)	4,680
Turkey Government International Bond 11.875%, due 01/15/30	1.000%	Quarterly	12/20/23	MSIP	4.448%	USD	155,000	(19,727)	(13,220)	(6,507)
Turkey Government International Bond 11.875%, due 01/15/30	1.000%	Quarterly	12/20/23	MSIP	4.448%	USD	255,000	(32,453)	(21,603)	(10,850)

Totals								$(64,817)	$(52,964)	$(11,853)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.PEN.AAA.06	(0.110%)	Monthly	05/25/46	JPMC	0.000%	USD	166,374	$(16,471)	$23,017	$(39,488)
PRIMEX.ARM.2	(4.580%)	Monthly	12/25/37	MSIP	0.000%	USD	301,573	—	(641)	641

Totals								$(16,471)	$22,376	$(38,847)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.PEN.AAA.06-2	0.110%	Monthly	05/25/46	BBP	0.000%	USD	166,374	$(9,982)	$(4,517)	$(5,465)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	91,000	(21,192)	(15,473)	(5,719)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	265,000	(61,712)	(39,508)	(22,204)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	270,000	(62,876)	(53,314)	(9,562)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	460,000	(107,123)	(85,670)	(21,453)

BHFTII-126

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	465,000	$(108,287)	$(86,601)	$(21,686)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	465,000	(108,287)	(86,601)	(21,686)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	465,000	(108,287)	(86,601)	(21,686)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CSI	0.000%	USD	645,000	(150,204)	(135,820)	(14,384)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	GSI	0.000%	USD	304,000	(70,794)	(50,355)	(20,439)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	GSI	0.000%	USD	530,000	(123,424)	(58,813)	(64,611)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	MSIP	0.000%	USD	190,000	(44,246)	(35,385)	(8,861)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	CSI	0.000%	USD	550,000	(91,461)	(156,166)	64,705
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	GSI	0.000%	USD	241,000	(40,077)	(59,417)	19,340
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	GSI	0.000%	USD	580,000	(96,450)	(181,510)	85,060
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	MSIP	0.000%	USD	1,289,000	(214,352)	(365,997)	151,645
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CSI	0.000%	USD	185,000	(23,490)	(26,509)	3,019
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	DBAG	0.000%	USD	170,000	(21,585)	(25,789)	4,204
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	GSI	0.000%	USD	660,000	(83,802)	(74,951)	(8,851)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	MSIP	0.000%	USD	90,000	(11,428)	(8,031)	(3,397)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	MSIP	0.000%	USD	830,000	(105,386)	(124,759)	19,373
PRIMEX.ARM.2	4.580%	Monthly	12/25/37	JPMC	0.000%	USD	301,573	—	8,896	(8,896)

Totals								$(1,664,445)	$(1,752,891)	$88,446

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	Illiquid security. As of March 31, 2019, these securities represent 0.1% of net assets.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(NWM)—	NatWest Markets plc
(SSBT)—	State Street Bank and Trust

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EGP)—	Egyptian Pound
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

BHFTII-127

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Glossary of Abbreviations—(Continued)

Index Abbreviations

(ABX.HE.PEN.AAA)—	Markit Asset-Backed Home Equity Penultimate AAA Rated Index
(CDOR)—	Canadian Dollar Offered Rate
(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX)—	Commercial Mortgage-Backed Index
(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CPURNSA)—	U.S. Consumer Price Index for All UrbanÜonsumers Non-Seasonally Adjusted
(EURIBOR)—	Euro Interbank Offered Rate
(FEDRC)—	U.S. Federal Funds Rate Compounded
(ICE)—	Intercontinental Exchange, Inc.
(ITRAXX.EUR)—	Markit iTraxx Europe Index

(ITRAXX.XOVER)—	Markit iTraxx Europe Crossover Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIME)—	U.S. Federal Reserve Prime Rate
(PRIMEX.ARM)—	Markit PrimeX Adjustable Rate Mortgage Index

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$27,898,003	$—	$—	$27,898,003
Airlines	2,082,317	—	—	2,082,317
Banks	23,977,338	—	—	23,977,338
Beverages	15,718,456	—	—	15,718,456
Biotechnology	11,665,324	—	—	11,665,324
Capital Markets	21,345,274	—	—	21,345,274
Chemicals	15,577,980	—	—	15,577,980
Commercial Services & Supplies	5,290,370	—	—	5,290,370
Construction & Engineering	1,059,908	—	—	1,059,908
Construction Materials	827,723	—	—	827,723
Consumer Finance	6,493,195	—	—	6,493,195
Containers & Packaging	7,450,124	—	—	7,450,124
Diversified Consumer Services	678,371	—	—	678,371
Diversified Financial Services	5,008,419	—	—	5,008,419
Diversified Telecommunication Services	13,862,792	—	—	13,862,792
Electric Utilities	18,442,166	—	—	18,442,166
Electrical Equipment	2,537,969	—	—	2,537,969
Electronic Equipment, Instruments & Components	2,929,210	—	—	2,929,210
Energy Equipment & Services	4,959,463	—	—	4,959,463
Entertainment	13,278,445	—	—	13,278,445
Equity Real Estate Investment Trusts	26,345,962	—	—	26,345,962
Food & Staples Retailing	3,929,266	—	—	3,929,266
Food Products	3,287,182	—	—	3,287,182

BHFTII-128

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Health Care Equipment & Supplies	$34,081,417	$—	$—	$34,081,417
Health Care Providers & Services	20,263,501	—	—	20,263,501
Hotels, Restaurants & Leisure	16,920,836	—	—	16,920,836
Household Durables	2,130,896	—	—	2,130,896
Household Products	11,192,450	—	—	11,192,450
Independent Power and Renewable Electricity Producers	3,808,289	—	—	3,808,289
Industrial Conglomerates	5,628,124	—	—	5,628,124
Insurance	31,920,981	—	—	31,920,981
Interactive Media & Services	38,438,914	—	—	38,438,914
Internet & Direct Marketing Retail	44,939,411	—	—	44,939,411
IT Services	35,956,193	—	—	35,956,193
Life Sciences Tools & Services	8,237,056	—	—	8,237,056
Machinery	12,745,458	—	—	12,745,458
Marine	730,595	—	—	730,595
Media	18,360,117	—	—	18,360,117
Metals & Mining	1,773,488	—	—	1,773,488
Multi-Utilities	7,200,451	—	—	7,200,451
Oil, Gas & Consumable Fuels	37,327,118	3,129	0	37,330,247
Pharmaceuticals	35,518,937	—	—	35,518,937
Professional Services	7,866,438	—	—	7,866,438
Road & Rail	6,541,151	—	—	6,541,151
Semiconductors & Semiconductor Equipment	27,766,082	—	—	27,766,082
Software	53,206,625	—	—	53,206,625
Specialty Retail	15,179,812	—	—	15,179,812
Technology Hardware, Storage & Peripherals	13,167,828	—	—	13,167,828
Textiles, Apparel & Luxury Goods	10,688,016	—	—	10,688,016
Thrifts & Mortgage Finance	1,514,265	—	—	1,514,265
Tobacco	7,853,098	—	—	7,853,098
Trading Companies & Distributors	926,624	—	—	926,624
Total Common Stocks	746,529,428	3,129	0	746,532,557
Total U.S. Treasury & Government Agencies*	—	220,885,053	—	220,885,053
Corporate Bonds & Notes
Aerospace/Defense	—	1,862,151	—	1,862,151
Agriculture	—	5,710,311	—	5,710,311
Airlines	—	439,006	—	439,006
Apparel	—	51,687	—	51,687
Auto Manufacturers	—	3,377,359	—	3,377,359
Auto Parts & Equipment	—	57,210	—	57,210
Banks	—	41,276,509	0	41,276,509
Beverages	—	5,206,870	—	5,206,870
Biotechnology	—	448,777	—	448,777
Building Materials	—	240,038	—	240,038
Chemicals	—	4,252,831	—	4,252,831
Commercial Services	—	2,672,927	—	2,672,927
Computers	—	1,313,387	—	1,313,387
Distribution/Wholesale	—	51,000	—	51,000
Diversified Financial Services	—	3,342,910	—	3,342,910
Electric	—	7,367,740	—	7,367,740
Electronics	—	325,852	—	325,852
Engineering & Construction	—	1,826,936	—	1,826,936
Entertainment	—	162,200	—	162,200
Food	—	2,056,430	—	2,056,430
Food Service	—	199,176	—	199,176
Forest Products & Paper	—	580,539	—	580,539
Gas	—	94,881	—	94,881
Healthcare-Products	—	1,980,217	—	1,980,217
Healthcare-Services	—	2,211,458	—	2,211,458
Home Builders	—	317,821	—	317,821

BHFTII-129

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Insurance	$—	$1,470,603	$—	$1,470,603
Internet	—	2,501,789	—	2,501,789
Iron/Steel	—	1,403,430	—	1,403,430
Leisure Time	—	29,175	—	29,175
Lodging	—	130,712	—	130,712
Machinery-Construction & Mining	—	107,419	—	107,419
Media	—	9,243,652	—	9,243,652
Mining	—	889,059	—	889,059
Miscellaneous Manufacturing	—	210,371	—	210,371
Oil & Gas	—	7,558,345	—	7,558,345
Packaging & Containers	—	2,228,897	—	2,228,897
Pharmaceuticals	—	7,509,484	—	7,509,484
Pipelines	—	5,588,664	—	5,588,664
Real Estate Investment Trusts	—	783,798	—	783,798
Retail	—	1,986,456	—	1,986,456
Semiconductors	—	6,610,971	—	6,610,971
Software	—	1,369,805	—	1,369,805
Telecommunications	—	9,974,288	—	9,974,288
Transportation	—	1,301,012	—	1,301,012
Trucking & Leasing	—	30,319	—	30,319
Total Corporate Bonds & Notes	—	148,354,472	0	148,354,472
Asset-Backed Securities
Asset-Backed - Automobile	—	2,057,388	—	2,057,388
Asset-Backed - Home Equity	—	2,134,010	—	2,134,010
Asset-Backed - Other	—	85,155,620	0	85,155,620
Total Asset-Backed Securities	—	89,347,018	0	89,347,018
Total Mortgage-Backed Securities*	—	55,237,837	—	55,237,837
Floating Rate Loans
Aerospace/Defense	—	145,829	—	145,829
Auto Manufacturers	—	380,341	—	380,341
Building Materials	—	216,659	—	216,659
Chemicals	—	179,050	—	179,050
Commercial Services	—	1,497,434	—	1,497,434
Computers	—	204,649	—	204,649
Cosmetics/Personal Care	—	282,645	—	282,645
Diversified Consumer Services	—	94,161	—	94,161
Diversified Financial Services	—	175,628	—	175,628
Energy Equipment & Services	—	86,705	—	86,705
Entertainment	—	166,616	—	166,616
Food	—	97,599	—	97,599
Food Products	—	104,745	—	104,745
Healthcare-Products	—	94,607	—	94,607
Healthcare-Services	—	495,085	—	495,085
Insurance	—	697,370	—	697,370
Internet	—	74,743	—	74,743
Internet & Direct Marketing Retail	—	149,151	—	149,151
IT Services	—	195,815	—	195,815
Leisure Time	—	323,658	—	323,658
Life Sciences Tools & Services	—	63,211	—	63,211
Lodging	—	472,821	—	472,821
Machinery	—	96,966	—	96,966
Machinery-Construction & Mining	—	99,762	—	99,762
Machinery-Diversified	—	174,933	—	174,933
Media	—	327,120	—	327,120
Miscellaneous Manufacturing	—	107,491	—	107,491
Office/Business Equipment	—	141,848	—	141,848
Oil & Gas	—	562,533	0	562,533

BHFTII-130

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Packaging & Containers	$—	$496,110	$—	$496,110
Pharmaceuticals	—	488,267	—	488,267
Real Estate Investment Trusts	—	192,596	—	192,596
Retail	—	592,162	183,245	775,407
Semiconductors & Semiconductor Equipment	—	63,112	—	63,112
Software	—	776,424	—	776,424
Telecommunications	—	623,327	—	623,327
Transportation	—	89,876	—	89,876
Total Floating Rate Loans	—	11,031,049	183,245	11,214,294
Total Foreign Government*	—	7,299,138	—	7,299,138
Total Municipals*	—	2,559,043	—	2,559,043
Total Short-Term Investments*	—	17,514,670	—	17,514,670
Total Securities Lending Reinvestments*	—	69,937,207	—	69,937,207
Total Purchased Options*	—	1,196,839	—	1,196,839
Total Investments	$746,529,428	$623,365,455	$183,245	$1,370,078,128

Collateral for Securities Loaned (Liability)	$—	$(69,901,514)	$—	$(69,901,514)
TBA Forward Sales Commitments	$—	$(35,083,968)	$—	$(35,083,968)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$275,803	$—	$275,803
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,483)	—	(3,483)
Total Forward Contracts	$—	$272,320	$—	$272,320
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,061,839	$—	$—	$1,061,839
Futures Contracts (Unrealized Depreciation)	(232,944)	—	—	(232,944)
Total Futures Contracts	$828,895	$—	$—	$828,895
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$161,405	$—	$161,405
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(273,618)	—	(273,618)
Total Centrally Cleared Swap Contracts	$—	$(112,213)	$—	$(112,213)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$30,062	$0	$30,062
OTC Swap Contracts at Value (Liabilities)	—	(1,767,862)	(26,453)	(1,794,315)
Total OTC Swap Contracts	$—	$(1,737,800)	$(26,453)	$(1,764,253)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2019 is not presented.

BHFTII-131

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—8.3%
General Dynamics Corp.	558,807	$94,594,849
Lockheed Martin Corp. (a)	276,016	82,848,963
Northrop Grumman Corp. (a)	265,348	71,537,821
United Technologies Corp.	519,315	66,934,510

		315,916,143

Air Freight & Logistics—2.0%
United Parcel Service, Inc. - Class B (a)	683,688	76,395,297

Banks—2.1%
PNC Financial Services Group, Inc. (The)	650,161	79,748,748

Beverages—9.5%
Coca-Cola Co. (The)	2,903,046	136,036,736
Diageo plc	2,364,060	96,694,618
PepsiCo, Inc.	1,050,678	128,760,589

		361,491,943

Biotechnology—1.3%
Amgen, Inc.	264,151	50,183,407

Capital Markets—1.7%
BlackRock, Inc. (a)	148,395	63,419,571

Chemicals—5.1%
Ecolab, Inc. (a)	655,370	115,699,020
Linde plc	445,493	78,375,583

		194,074,603

Consumer Finance—2.5%
American Express Co.	853,587	93,297,059

Equity Real Estate Investment Trusts—6.2%
American Tower Corp. (a)	716,949	141,281,970
Public Storage (a)	428,572	93,334,410

		234,616,380

Food & Staples Retailing—2.7%
Costco Wholesale Corp. (a)	416,602	100,876,008

Health Care Equipment & Supplies—8.6%
Baxter International, Inc. (a)	1,244,801	101,214,769
Danaher Corp. (a)	885,900	116,956,518
Medtronic plc	1,207,884	110,014,075

		328,185,362

Health Care Providers & Services—2.5%
UnitedHealth Group, Inc.	389,109	96,211,091

Hotels, Restaurants & Leisure—3.8%
McDonald’s Corp.	766,559	145,569,554

Household Products—4.6%
Colgate-Palmolive Co.	1,550,266	106,255,232

Household Products—(Continued)
Procter & Gamble Co. (The) (a)	670,824	69,799,237

		176,054,469

Industrial Conglomerates—4.1%
3M Co. (a)	370,671	77,018,021
Honeywell International, Inc.	484,059	76,926,656

		153,944,677

Insurance—5.1%
Chubb, Ltd.	697,906	97,762,673
Marsh & McLennan Cos., Inc. (a)	1,020,111	95,788,423

		193,551,096

IT Services—6.3%
Accenture plc - Class A	515,558	90,748,519
Automatic Data Processing, Inc.	304,937	48,710,636
Visa, Inc. - Class A (a)	637,556	99,579,872

		239,039,027

Oil, Gas & Consumable Fuels—1.5%
Exxon Mobil Corp.	704,014	56,884,331

Pharmaceuticals—4.5%
Johnson & Johnson (a)	802,566	112,190,701
Merck & Co., Inc. (a)	704,157	58,564,738

		170,755,439

Road & Rail—5.0%
Canadian National Railway Co.	964,305	86,324,546
Union Pacific Corp. (a)	616,759	103,122,105

		189,446,651

Software—3.4%
Microsoft Corp.	1,082,157	127,629,597

Specialty Retail—4.0%
Home Depot, Inc. (The) (a)	296,681	56,930,117
TJX Cos., Inc. (The)	1,791,333	95,316,829

		152,246,946

Textiles, Apparel & Luxury Goods—3.9%
NIKE, Inc. - Class B	1,202,006	101,220,925
VF Corp.	539,428	46,881,688

		148,102,613

Total Common Stocks (Cost $2,841,348,839)		3,747,640,012

Escrow Shares—0.0%

Forest Products & Paper—0.0%
Sino-Forest Corp. (b) (Cost $0)	5,844,000	0

BHFTII-132

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Short-Term Investments—1.3%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $31,369,137; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $31,998,048.	31,366,001	$31,366,001

U.S. Treasury—0.5%
U.S. Treasury Bill 2.359%, 05/16/19 (c)	18,178,300	18,124,390

Total Short-Term Investments (Cost $49,490,414)		49,490,391

Securities Lending Reinvestments (d)—9.0%

Bank Note—0.1%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (e)	3,000,000	3,000,000

Certificates of Deposit—5.3%
ABN AMRO Bank NV Zero Coupon, 07/05/19	2,973,698	2,979,060
Banco Santander S.A. 2.790%, 04/16/19	5,000,000	5,000,855
Bank of Nova Scotia
2.860%, SOFR + 0.430%, 05/16/19 (e)	4,000,000	3,999,997
2.967%, 3M LIBOR + 0.170%, 01/09/20 (e)	5,000,000	5,000,280
Barclays Bank plc 2.950%, 08/02/19	10,000,000	10,002,700
BNP Paribas S.A. New York
2.624%, 1M LIBOR + 0.140%, 09/16/19 (e)	2,000,000	1,999,988
2.784%, 3M LIBOR + 0.050%, 11/06/19 (e)	2,000,000	2,000,000
Canadian Imperial Bank of Commerce 2.734%, 1M LIBOR + 0.250%, 10/15/19 (e)	3,000,000	3,002,460
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (e)	7,000,000	7,000,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (e)	2,000,000	2,000,492
Cooperative Rabobank UA
2.933%, 3M LIBOR + 0.150%, 01/08/20 (e)	10,000,000	10,004,430
2.995%, 3M LIBOR + 0.200%, 04/05/19 (e)	2,000,000	2,000,134
Credit Agricole S.A. 2.698%, 1M LIBOR + 0.210%, 12/20/19 (e)	5,000,000	5,000,260
Credit Suisse AG
2.620%, 04/01/19	5,000,000	5,000,070
2.860%, SOFR + 0.430%, 05/02/19 (e)	4,000,000	4,000,000
KBC Bank NV
Zero Coupon, 04/23/19	9,931,465	9,985,800
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 04/16/19	4,965,490	4,993,900
Zero Coupon, 06/13/19	1,986,748	1,989,485
2.643%, 1M LIBOR + 0.150%, 09/11/19 (e)	2,000,000	1,999,996
Mizuho Bank, Ltd., New York
2.652%, 1M LIBOR + 0.160%, 09/12/19 (e)	4,000,000	4,000,000
2.789%, 1M LIBOR + 0.300%, 05/01/19 (e)	10,000,000	10,001,970
2.908%, 04/03/19	4,757,569	4,749,585

Certificates of Deposit—(Continued)
MUFG Bank Ltd.
2.789%, 1M LIBOR + 0.300%, 05/01/19 (e)	3,000,000	3,000,537
2.800%, 07/16/19	3,000,000	3,001,854
Nationwide Building Society Zero Coupon, 06/24/19	9,907,587	9,936,889
Natixis New York 2.788%, 3M LIBOR + 0.090%, 05/10/19 (e)	2,500,000	2,500,535
Shizuoka Bank, Ltd. 2.600%, 05/07/19	4,000,000	4,000,180
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (e)	8,000,000	8,000,528
Societe Generale
2.863%, 3M LIBOR + 0.200%, 08/21/19 (e)	5,005,769	5,002,840
2.899%, 3M LIBOR + 0.160%, 05/07/19 (e)	5,000,000	5,001,260
Standard Chartered plc 2.660%, 08/23/19	10,000,000	10,001,780
State Street Bank and Trust 2.754%, 1M LIBOR + 0.270%, 05/15/19 (e)	9,500,000	9,502,175
Sumitomo Mitsui Banking Corp., New York 2.651%, 1M LIBOR + 0.170%, 08/07/19 (e)	3,000,053	3,000,528
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/20/19	2,971,701	2,989,140
Zero Coupon, 08/08/19	2,959,087	2,970,841
2.904%, 3M LIBOR + 0.100%, 07/08/19 (e)	5,000,000	4,999,990
Svenska Handelsbanken AB
2.799%, 1M LIBOR + 0.300%, 10/31/19 (e)	3,500,000	3,503,965
2.851%, 3M LIBOR + 0.100%, 04/30/19 (e)	3,500,000	3,500,945
2.940%, 1M LIBOR + 0.450%, 04/03/19 (e)	5,000,000	5,000,275
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (e)	1,000,000	1,000,410
Wells Fargo Bank N.A.
2.939%, 3M LIBOR + 0.140%, 07/11/19 (e)	4,000,000	3,999,686
2.975%, 3M LIBOR + 0.210%, 10/25/19 (e)	4,000,000	4,000,000

		201,625,820

Commercial Paper—2.0%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (e)	5,000,000	5,000,065
Bank of China, Ltd.
2.890%, 04/17/19	8,934,975	8,987,211
2.890%, 04/18/19	2,979,288	2,995,506
Barton Capital S.A. 2.650%, 05/02/19	1,490,063	1,496,370
First Abu Dhabi Bank 2.750%, 04/16/19	2,979,375	2,996,229
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (e)	12,000,000	12,000,000
Industrial & Commercial Bank of China, Corp. 2.880%, 04/18/19	4,964,000	4,992,605
ING Funding LLC 2.778%, 3M LIBOR + 0.040%, 11/04/19 (e)	10,000,000	10,001,390
Matchpoint Finance plc 2.450%, 04/01/19	1,999,592	1,999,562
Sheffield Receivables Co. 2.850%, 06/24/19	2,960,337	2,980,848

BHFTII-133

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Toronto-Dominion Bank 2.832%, 1M LIBOR + 0.350%, 11/05/19 (e)	10,000,000	$10,013,960
Toyota Motor Credit Corp. 2.620%, 08/29/19	11,845,420	11,869,380

		75,333,126

Repurchase Agreements—1.6%
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $10,078,594; collateralized by various Common Stock with an aggregate market value of $11,002,760.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $651,769; collateralized by various Common Stock with an aggregate market value of $715,000.	650,000	650,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $1,504,083; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $3,000,688; collateralized by various Common Stock with an aggregate market value of $3,300,001.	3,000,000	3,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $2,846,765; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $2,903,091.	2,846,167	2,846,167
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $7,880,427; collateralized by various Common Stock with an aggregate market value of $8,250,005.	7,500,000	7,500,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $9,004,550; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $9,746,676.	9,000,000	9,000,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $25,012,639; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $27,074,099.	25,000,000	25,000,000

		59,496,167

Time Deposit—0.0%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $340,412,110)		340,455,113

Total Investments—109.0% (Cost $3,231,251,363)		4,137,585,516
Other assets and liabilities (net)—(9.0)%		(341,856,527)

Net Assets—100.0%		$3,795,728,989

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $335,824,637 and the collateral received consisted of cash in the amount of $340,108,383. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-134

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$315,916,143	$—	$—	$315,916,143
Air Freight & Logistics	76,395,297	—	—	76,395,297
Banks	79,748,748	—	—	79,748,748
Beverages	264,797,325	96,694,618	—	361,491,943
Biotechnology	50,183,407	—	—	50,183,407
Capital Markets	63,419,571	—	—	63,419,571
Chemicals	194,074,603	—	—	194,074,603
Consumer Finance	93,297,059	—	—	93,297,059
Equity Real Estate Investment Trusts	234,616,380	—	—	234,616,380
Food & Staples Retailing	100,876,008	—	—	100,876,008
Health Care Equipment & Supplies	328,185,362	—	—	328,185,362
Health Care Providers & Services	96,211,091	—	—	96,211,091
Hotels, Restaurants & Leisure	145,569,554	—	—	145,569,554
Household Products	176,054,469	—	—	176,054,469
Industrial Conglomerates	153,944,677	—	—	153,944,677
Insurance	193,551,096	—	—	193,551,096
IT Services	239,039,027	—	—	239,039,027
Oil, Gas & Consumable Fuels	56,884,331	—	—	56,884,331
Pharmaceuticals	170,755,439	—	—	170,755,439
Road & Rail	189,446,651	—	—	189,446,651
Software	127,629,597	—	—	127,629,597
Specialty Retail	152,246,946	—	—	152,246,946
Textiles, Apparel & Luxury Goods	148,102,613	—	—	148,102,613
Total Common Stocks	3,650,945,394	96,694,618	—	3,747,640,012
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	49,490,391	—	49,490,391
Total Securities Lending Reinvestments*	—	340,455,113	—	340,455,113
Total Investments	$3,650,945,394	$486,640,122	$0	$4,137,585,516

Collateral for Securities Loaned (Liability)	$—	$(340,108,383)	$—	$(340,108,383)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended March 31, 2019 is not presented.

BHFTII-135

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
BWX Technologies, Inc. (a)	143,927	$7,135,900

Airlines—0.7%
JetBlue Airways Corp. (b)	506,042	8,278,847

Banks—1.1%
Webster Financial Corp. (a)	267,419	13,550,121

Biotechnology—5.0%
BioMarin Pharmaceutical, Inc. (b)	138,146	12,271,509
Exact Sciences Corp. (a) (b)	123,197	10,671,324
Exelixis, Inc. (a) (b)	282,240	6,717,312
Incyte Corp. (b)	112,508	9,676,813
Neurocrine Biosciences, Inc. (a) (b)	12,880	1,134,728
Sage Therapeutics, Inc. (a) (b)	35,026	5,570,885
Seattle Genetics, Inc. (b)	174,473	12,778,403

		58,820,974

Building Products—0.6%
A.O. Smith Corp.	123,440	6,581,821

Capital Markets—5.3%
Evercore, Inc. - Class A	136,259	12,399,569
LPL Financial Holdings, Inc.	254,027	17,692,981
Moody’s Corp.	45,401	8,221,667
Nasdaq, Inc.	140,213	12,267,235
Raymond James Financial, Inc.	155,773	12,525,707

		63,107,159

Chemicals—3.2%
FMC Corp.	269,367	20,692,773
Sherwin-Williams Co. (The)	41,315	17,794,784

		38,487,557

Commercial Services & Supplies—4.3%
Cintas Corp. (a)	109,037	22,037,468
Waste Connections, Inc.	331,228	29,343,489

		51,380,957

Communications Equipment—0.7%
Arista Networks, Inc. (b)	24,977	7,854,267

Construction & Engineering—1.2%
KBR, Inc. (a)	765,258	14,608,775

Construction Materials—1.0%
Vulcan Materials Co. (a)	95,213	11,273,219

Containers & Packaging—2.4%
Ball Corp.	502,631	29,082,230

Distributors—0.8%
LKQ Corp. (b)	346,693	9,839,147

Diversified Consumer Services—1.1%
Bright Horizons Family Solutions, Inc. (b)	98,580	12,530,504

Electrical Equipment—0.7%
Rockwell Automation, Inc.	49,403	8,668,250

Electronic Equipment, Instruments & Components—0.9%
Amphenol Corp. - Class A	118,627	11,203,134

Entertainment—0.4%
Electronic Arts, Inc. (b)	50,269	5,108,838

Equity Real Estate Investment Trusts—1.1%
SBA Communications Corp. (b)	62,383	12,455,390

Health Care Equipment & Supplies—9.8%
ABIOMED, Inc. (b)	30,861	8,813,593
Align Technology, Inc. (b)	33,801	9,610,638
Cooper Cos., Inc. (The)	69,943	20,715,018
Edwards Lifesciences Corp. (b)	92,626	17,722,133
IDEXX Laboratories, Inc. (b)	32,136	7,185,610
Insulet Corp. (a) (b)	111,157	10,569,919
Merit Medical Systems, Inc. (a) (b)	141,603	8,755,314
STERIS plc (a) (b)	143,482	18,370,000
Teleflex, Inc.	48,803	14,746,314

		116,488,539

Health Care Providers & Services—1.2%
WellCare Health Plans, Inc. (b)	52,276	14,101,451

Hotels, Restaurants & Leisure—4.0%
Domino’s Pizza, Inc. (a)	28,136	7,261,902
Eldorado Resorts, Inc. (b)	543,619	25,381,571
Yum! Brands, Inc.	152,956	15,266,538

		47,910,011

Industrial Conglomerates—0.8%
Roper Technologies, Inc.	29,283	10,013,908

Insurance—1.1%
Aon plc	74,920	12,788,844

IT Services—9.0%
DXC Technology Co.	213,828	13,751,279
Global Payments, Inc.	296,018	40,412,377
InterXion Holding NV (b)	184,161	12,289,064
WEX, Inc. (b)	142,665	27,390,253
Worldpay, Inc. - Class A (b)	111,565	12,662,627

		106,505,600

Life Sciences Tools & Services—4.2%
Illumina, Inc. (b)	16,156	5,019,508
PRA Health Sciences, Inc. (b)	150,101	16,554,639
QIAGEN NV (b)	369,137	15,016,493
Waters Corp. (b)	54,491	13,715,930

		50,306,570

BHFTII-136

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—1.1%
Allegheny Technologies, Inc. (a) (b)	519,403	$13,281,135

Multiline Retail—2.2%
Dollar General Corp.	216,631	25,844,078

Oil, Gas & Consumable Fuels—1.3%
Concho Resources, Inc. (a)	68,037	7,549,386
Noble Energy, Inc. (a)	308,369	7,625,965

		15,175,351

Pharmaceuticals—0.2%
Nektar Therapeutics (a) (b)	69,570	2,337,552

Road & Rail—0.8%
Knight-Swift Transportation Holdings, Inc. (a)	300,960	9,835,373

Semiconductors & Semiconductor Equipment—7.5%
Advanced Micro Devices, Inc. (b)	385,954	9,849,546
Lam Research Corp.	66,239	11,857,443
Marvell Technology Group, Ltd. (a)	865,579	17,216,366
Microchip Technology, Inc. (a)	160,268	13,295,833
Monolithic Power Systems, Inc. (a)	50,499	6,842,110
Semtech Corp. (a) (b)	148,970	7,584,063
Universal Display Corp. (a)	30,750	4,700,138
Xilinx, Inc.	142,665	18,088,495

		89,433,994

Software—13.3%
2U, Inc. (a) (b)	225,096	15,948,052
Autodesk, Inc. (b)	100,211	15,614,878
Guidewire Software, Inc. (b)	64,514	6,268,180
Nutanix, Inc. - Class A (a) (b)	357,867	13,505,901
Palo Alto Networks, Inc. (b)	34,569	8,396,119
ServiceNow, Inc. (a) (b)	87,111	21,471,990
Splunk, Inc. (a) (b)	86,159	10,735,411
SS&C Technologies Holdings, Inc.	568,764	36,224,579
Tableau Software, Inc. - Class A (a) (b)	84,646	10,773,743
Workday, Inc. - Class A (a) (b)	102,440	19,755,554

		158,694,407

Specialty Retail—7.3%
Advance Auto Parts, Inc. (a)	50,085	8,540,995
Burlington Stores, Inc. (a) (b)	57,109	8,947,838
Carvana Co. (a) (b)	113,110	6,567,167
Floor & Decor Holdings, Inc. - Class A (a) (b)	215,442	8,880,519
O’Reilly Automotive, Inc. (b)	55,094	21,393,000
Ross Stores, Inc. (a)	162,648	15,142,529
Ulta Salon Cosmetics & Fragrance, Inc. (b)	47,966	16,727,183

		86,199,231

Textiles, Apparel & Luxury Goods—1.2%
Capri Holdings, Ltd. (b)	190,124	8,698,173
Under Armour, Inc. - Class A (a) (b)	241,582	5,107,043

		13,805,216

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—1.4%
Beacon Roofing Supply, Inc. (a) (b)	206,767	$6,649,627
HD Supply Holdings, Inc. (b)	219,348	9,508,736

		16,158,363

Total Common Stocks (Cost $915,820,772)		1,158,846,713

Short-Term Investment—2.4%

Repurchase Agreement—2.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $28,724,836; collateralized by U.S. Treasury Note at 2.500%, maturing 01/15/22, with a market value of $29,300,128.	28,721,964	28,721,964

Total Short-Term Investments (Cost $28,721,964)		28,721,964

Securities Lending Reinvestments (c)—19.1%

Certificates of Deposit—11.4%
ABN AMRO Bank NV Zero Coupon, 07/05/19	3,964,930	3,972,080
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (d)	4,000,000	4,003,864
Bank of Nova Scotia 2.967%, 3M LIBOR + 0.170%, 01/09/20 (d)	3,000,000	3,000,168
Barclays Bank plc 2.950%, 08/02/19	3,000,000	3,000,810
BNP Paribas S.A. New York
2.624%, 1M LIBOR + 0.140%, 09/16/19 (d)	1,000,000	999,994
2.784%, 3M LIBOR + 0.050%, 11/06/19 (d)	2,000,000	2,000,000
2.790%, 1M LIBOR + 0.300%, 06/04/19 (d)	4,000,000	4,001,480
Canadian Imperial Bank of Commerce 2.734%, 1M LIBOR + 0.250%, 10/15/19 (d)	4,000,000	4,003,280
Chiba Bank, Ltd. 2.580%, 06/03/19	2,000,000	1,999,874
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (d)	4,000,000	4,000,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (d)	1,000,000	1,000,246
Cooperative Rabobank UA
2.933%, 3M LIBOR + 0.150%, 01/08/20 (d)	5,000,000	5,002,215
2.995%, 3M LIBOR + 0.200%, 04/05/19 (d)	3,000,000	3,000,201
Credit Suisse AG 2.620%, 04/01/19	6,000,000	6,000,084
HSBC Bank USA, N.A. 2.738%, 3M LIBOR + 0.000%, 08/05/19 (d)	3,000,000	2,999,731
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	4,000,000	4,000,336
Mizuho Bank, Ltd., New York 2.908%, 04/03/19	2,003,187	1,999,825
Nationwide Building Society Zero Coupon, 06/24/19	4,953,794	4,968,444

BHFTII-137

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Natixis New York
2.788%, 3M LIBOR + 0.090%, 05/10/19 (d)	1,000,000	$1,000,214
Nordea Bank New York 2.995%, 3M LIBOR + 0.200%, 04/05/19 (d)	5,000,000	5,002,167
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	7,000,000	7,003,934
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (d)	6,000,000	6,000,396
Societe Generale
2.863%, 3M LIBOR + 0.200%, 08/21/19 (d)	5,005,769	5,002,840
2.899%, 3M LIBOR + 0.160%, 05/07/19 (d)	2,000,000	2,000,504
Standard Chartered plc 2.660%, 08/23/19	6,000,000	6,001,068
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (d)	8,000,000	8,000,304
Sumitomo Mitsui Trust Bank, Ltd.
2.600%, 07/05/19	5,000,000	5,000,255
2.904%, 3M LIBOR + 0.100%, 07/08/19 (d)	3,000,000	2,999,994
Svenska Handelsbanken AB
2.851%, 3M LIBOR + 0.100%, 04/30/19 (d)	5,000,000	5,001,350
2.873%, 1M LIBOR + 0.380%, 12/10/19 (d)	2,000,000	2,003,516
2.940%, 1M LIBOR + 0.450%, 04/03/19 (d)	2,000,000	2,000,110
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,002,570
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (d)	1,000,000	1,000,410
Wells Fargo Bank N.A. 2.939%, 3M LIBOR + 0.140%, 07/11/19 (d)	7,000,000	6,999,450
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (d)	5,000,000	4,999,972

		134,971,686

Commercial Paper—3.9%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (d)	5,000,000	5,000,065
Bank of China, Ltd.
2.890%, 04/17/19	2,978,325	2,995,737
2.890%, 04/18/19	3,972,384	3,994,008
Barton Capital S.A. 2.650%, 05/02/19	1,986,750	1,995,160
China Construction Bank Corp. 2.860%, 04/18/19	2,978,550	2,995,743
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (d)	7,000,000	7,000,000
Industrial & Commercial Bank of China, Corp. 2.880%, 04/18/19	3,971,200	3,994,084
ING Funding LLC 2.778%, 3M LIBOR + 0.040%, 11/04/19 (d)	5,000,000	5,000,695
LMA S.A. & LMA Americas, Corp. 2.750%, 08/05/19	1,972,194	1,981,004
Matchpoint Finance plc 2.890%, 05/08/19	3,941,879	3,988,236
Sheffield Receivables Co. 2.900%, SOFR + 0.470%, 05/30/19 (d)	4,000,000	4,000,000

Commercial Paper—(Continued)
Toyota Motor Credit Corp. 2.620%, 08/29/19	3,948,473	3,956,460

		46,901,192

Repurchase Agreements—3.1%
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $12,598,243; collateralized by various Common Stock with an aggregate market value of $13,753,449.	12,500,000	12,500,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $752,042; collateralized by various Common Stock with an aggregate market value of $825,000.	750,000	750,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $4,010,889; collateralized by various Common Stock with an aggregate market value of $4,400,001.	4,000,000	4,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $7,001,604; collateralized by various Common Stock with an aggregate market value of $7,700,002.	7,000,000	7,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $2,382,709; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $2,429,853.	2,382,209	2,382,209
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $1,576,085; collateralized by various Common Stock with an aggregate market value of $1,650,001.	1,500,000	1,500,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $1,511,554; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $1,310,301; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $1,392,763.	1,300,000	1,300,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $6,003,033; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $6,497,784.	6,000,000	6,000,000

		36,932,209

BHFTII-138

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—0.7%
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	2,000,000	$2,000,000
Natixis New York 2.400%, 04/01/19	4,500,000	4,500,000
Skandi New York 2.380%, 04/01/19	2,000,000	2,000,000

		8,500,000

Total Securities Lending Reinvestments (Cost $227,278,267)		227,305,087

Total Investments—119.0% (Cost $1,171,821,003)		1,414,873,764
Other assets and liabilities (net)—(19.0)%		(225,752,812)

Net Assets—100.0%		$1,189,120,952

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $229,217,344 and the collateral received consisted of cash in the amount of $227,109,645 and non-cash collateral with a value of $8,648,697. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe- keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,158,846,713	$—	$—	$1,158,846,713
Total Short-Term Investment*	—	28,721,964	—	28,721,964
Total Securities Lending Reinvestments*	—	227,305,087	—	227,305,087
Total Investments	$1,158,846,713	$256,027,051	$—	$1,414,873,764

Collateral for Securities Loaned (Liability)	$—	$(227,109,645)	$—	$(227,109,645)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-139

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.9%
Airbus SE	148,376	$19,675,355
Boeing Co. (The)	211,629	80,719,533
Safran S.A.	246,336	33,800,493

		134,195,381

Automobiles—1.8%
Tesla, Inc. (a)	181,480	50,788,993

Banks—1.0%
JPMorgan Chase & Co.	260,373	26,357,559

Biotechnology—4.3%
Alexion Pharmaceuticals, Inc. (a)	322,447	43,588,385
BioMarin Pharmaceutical, Inc. (a)	298,118	26,481,822
Sage Therapeutics, Inc. (a) (b)	69,160	10,999,898
Vertex Pharmaceuticals, Inc. (a)	204,639	37,643,344

		118,713,449

Capital Markets—1.4%
S&P Global, Inc.	182,827	38,494,225

Entertainment—4.8%
Activision Blizzard, Inc.	519,277	23,642,682
Netflix, Inc. (a)	300,213	107,043,947

		130,686,629

Equity Real Estate Investment Trusts—1.6%
American Tower Corp.	107,652	21,213,903
Crown Castle International Corp.	177,448	22,713,344

		43,927,247

Food & Staples Retailing—1.9%
Costco Wholesale Corp.	213,321	51,653,547

Health Care Equipment & Supplies—3.2%
Danaher Corp.	168,658	22,266,229
Edwards Lifesciences Corp. (a)	121,598	23,265,345
Intuitive Surgical, Inc. (a)	75,632	43,154,107

		88,685,681

Health Care Providers & Services—1.0%
UnitedHealth Group, Inc.	112,069	27,710,181

Hotels, Restaurants & Leisure—2.1%
Chipotle Mexican Grill, Inc. (a)	40,833	29,004,088
Marriott International, Inc. - Class A (b)	229,301	28,683,262

		57,687,350

Interactive Media & Services—11.3%
Alphabet, Inc. - Class A (a)	65,194	76,726,167
Alphabet, Inc. - Class C (a)	65,310	76,628,876
Facebook, Inc. - Class A (a)	396,475	66,088,418
Tencent Holdings, Ltd.	1,952,849	89,795,074

		309,238,535

Internet & Direct Marketing Retail—9.8%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	505,335	92,198,371
Amazon.com, Inc. (a)	98,510	175,421,682

		267,620,053

IT Services—11.7%
Adyen NV (a)	33,271	26,097,684
MasterCard, Inc. - Class A	503,401	118,525,765
PayPal Holdings, Inc. (a)	485,145	50,377,457
Square, Inc. - Class A (a) (b)	434,199	32,530,189
Visa, Inc. - Class A (b)	600,990	93,868,628

		321,399,723

Life Sciences Tools & Services—1.7%
Illumina, Inc. (a) (b)	149,403	46,418,018

Personal Products—1.6%
Estee Lauder Cos., Inc. (The) - Class A	272,338	45,085,556

Pharmaceuticals—4.2%
AstraZeneca plc (ADR) (b)	1,387,542	56,098,323
Bristol-Myers Squibb Co. (b)	518,761	24,750,087
Merck & Co., Inc.	399,891	33,258,935

		114,107,345

Road & Rail—1.6%
Lyft, Inc. - Class A (a)	15,679	1,227,509
Union Pacific Corp.	255,589	42,734,481

		43,961,990

Semiconductors & Semiconductor Equipment—3.1%
Broadcom, Inc.	131,531	39,552,687
NVIDIA Corp.	255,352	45,851,005

		85,403,692

Software—16.8%
Adobe, Inc. (a)	292,719	78,006,686
Microsoft Corp.	1,165,527	137,462,255
Red Hat, Inc. (a)	89,649	16,378,872
Salesforce.com, Inc. (a) (b)	666,010	105,476,004
ServiceNow, Inc. (a)	113,770	28,043,167
Splunk, Inc. (a) (b)	290,737	36,225,830
Workday, Inc. - Class A (a) (b)	298,040	57,477,014

		459,069,828

Specialty Retail—1.3%
Home Depot, Inc. (The)	180,100	34,559,389

Technology Hardware, Storage & Peripherals—3.5%
Apple, Inc.	503,462	95,632,607

Textiles, Apparel & Luxury Goods—4.7%
Kering S.A.	73,067	42,020,832
lululemon athletica, Inc. (a)	186,569	30,573,062

BHFTII-140

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
NIKE, Inc. - Class B	659,788	$55,560,747

		128,154,641

Total Common Stocks (Cost $1,630,760,896)		2,719,551,619

Short-Term Investment—0.8%

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/2019 at 1.200%, due on 04/01/19 with a maturity value of $21,396,904; collateralized by U.S. Treasury Note at 2.125%, maturing 12/31/21, with a market value of $21,823,942.	21,394,764	21,394,764

Total Short-Term Investments (Cost $21,394,764)		21,394,764

Securities Lending Reinvestments (c)—13.8%

Bank Note—0.1%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (d)	3,000,000	3,000,000

Certificates of Deposit—8.6%
ABN AMRO Bank NV Zero Coupon, 07/05/19	9,912,326	9,930,200
Banco Santander S.A. 2.790%, 04/16/19	6,000,000	6,001,026
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (d)	8,000,000	8,007,728
Bank of Nova Scotia
2.860%, SOFR + 0.430%, 05/16/19 (d)	4,000,000	3,999,997
2.967%, 3M LIBOR + 0.170%, 01/09/20 (d)	5,000,000	5,000,280
BNP Paribas S.A. New York 2.624%, 1M LIBOR + 0.140%, 09/16/19 (d)	1,000,000	999,994
Canadian Imperial Bank of Commerce
2.734%, 1M LIBOR + 0.250%, 10/15/19 (d)	8,000,000	8,006,560
2.752%, 1M LIBOR + 0.270%, 07/19/19 (d)	2,000,000	2,001,222
Chiba Bank, Ltd.
2.620%, 06/04/19	10,000,000	10,000,010
2.620%, 06/05/19	5,000,000	4,999,725
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (d)	4,500,000	4,500,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (d)	2,000,000	2,000,492
Cooperative Rabobank UA
2.933%, 3M LIBOR + 0.150%, 01/08/20 (d)	10,000,000	10,004,430
2.995%, 3M LIBOR + 0.200%, 04/05/19 (d)	3,000,000	3,000,201
Credit Agricole S.A. 2.698%, 1M LIBOR + 0.210%, 12/20/19 (d)	5,000,000	5,000,260
Credit Industriel et Commercial 2.887%, 3M LIBOR + 0.090%, 10/15/19 (d)	4,000,000	4,001,452
Credit Suisse AG
2.620%, 04/01/19	8,000,000	8,000,112
2.860%, SOFR + 0.430%, 05/02/19 (d)	4,000,000	4,000,000

Certificates of Deposit—(Continued)
Industrial & Commercial Bank of China, Ltd.
2.710%, 05/21/19	3,000,000	3,000,252
KBC Bank NV Zero Coupon, 04/23/19	7,945,172	7,988,640
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 06/21/19	2,979,971	2,982,366
Mizuho Bank, Ltd. Zero Coupon, 05/28/19	3,973,484	3,983,391
MUFG Bank Ltd.
2.789%, 1M LIBOR + 0.300%, 05/01/19 (d)	4,000,000	4,000,716
2.800%, 07/16/19	4,000,000	4,002,472
Nationwide Building Society Zero Coupon, 06/24/19	4,953,794	4,968,444
Natixis New York
2.788%, 3M LIBOR + 0.090%, 05/10/19 (d)	3,000,000	3,000,642
2.910%, SOFR + 0.480%, 06/12/19 (d)	2,000,000	2,000,000
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	6,000,000	6,003,372
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (d)	11,000,000	11,000,726
Societe Generale
2.863%, 3M LIBOR + 0.200%, 08/21/19 (d)	7,008,077	7,003,976
2.899%, 3M LIBOR + 0.160%, 05/07/19 (d)	3,000,000	3,000,756
Standard Chartered plc 2.660%, 08/23/19	14,000,000	14,002,492
State Street Bank and Trust 2.754%, 1M LIBOR + 0.270%, 05/15/19 (d)	6,000,000	6,001,374
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (d)	7,000,000	7,000,266
Sumitomo Mitsui Banking Corp., New York
2.690%, 1M LIBOR + 0.200%, 04/03/19 (d)	2,000,016	2,000,032
2.692%, 1M LIBOR + 0.210%, 05/17/19 (d)	7,000,000	7,001,092
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/20/19	4,952,835	4,981,900
2.904%, 3M LIBOR + 0.100%, 07/08/19 (d)	5,000,000	4,999,990
Svenska Handelsbanken AB
2.799%, 1M LIBOR + 0.300%, 10/31/19 (d)	4,000,000	4,004,532
2.851%, 3M LIBOR + 0.100%, 04/30/19 (d)	5,000,000	5,001,350
2.873%, 1M LIBOR + 0.380%, 12/10/19 (d)	5,000,000	5,008,790
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	3,000,000	3,001,542
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (d)	10,000,000	9,999,943

		235,392,745

Commercial Paper — 2.7%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (d)	5,000,000	5,000,065
Bank of China, Ltd.
2.890%, 04/17/19	9,927,750	9,985,790
2.890%, 04/18/19	4,965,481	4,992,510
China Construction Bank Corp.
2.840%, 04/29/19	1,985,169	1,995,580
2.860%, 04/18/19	2,978,550	2,995,743

BHFTII-141

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper —(Continued)
Fairway Finance Corp. 2.600%, 05/07/19	1,986,711	$1,994,446
Industrial & Commercial Bank of China, Corp.
2.880%, 04/18/19	2,978,400	2,995,563
2.920%, 04/15/19	3,969,502	3,994,976
ING Funding LLC
2.778%, 3M LIBOR + 0.040%, 11/04/19 (d)	5,000,000	5,000,695
Matchpoint Finance plc
2.450%, 04/01/19	1,999,592	1,999,562
2.890%, 05/08/19	3,941,879	3,988,236
Sheffield Receivables Co.
2.850%, 06/24/19	3,947,117	3,974,464
2.900%, SOFR + 0.470%, 05/30/19 (d)	4,000,000	4,000,000
Toronto-Dominion Bank 2.832%, 1M LIBOR + 0.350%, 11/05/19 (d)	2,000,000	2,002,792
Toyota Motor Credit Corp. 2.620%, 08/29/19	14,806,775	14,836,725
Westpac Banking Corp. 2.766%, 1M LIBOR + 0.280%, 05/24/19 (d)	5,000,000	5,002,135

		74,759,282

Master Demand Notes—0.2%
Natixis Financial Products LLC 2.650%, OBFR + 0.250%, 04/01/19 (d)	4,000,000	4,000,000

Repurchase Agreements—1.7%
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $15,117,892; collateralized by various Common Stock with an aggregate market value of $16,504,139.	15,000,000	15,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $6,016,333; collateralized by various Common Stock with an aggregate market value of $6,600,001.	6,000,000	6,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $87,774; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $89,511.	87,756	87,756
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $83,388; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $85,036.	83,369	83,369
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $200,042; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $204,000.	200,000	200,000

Repurchase Agreements—(Continued)
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $2,343,905; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $2,390,281.	2,343,413	2,343,413
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $8,931,151; collateralized by various Common Stock with an aggregate market value of $9,350,006.	8,500,000	8,500,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $4,534,663; collateralized by various Common Stock with an aggregate market value of $4,950,000.	4,500,000	4,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $10,005,056; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $10,829,640.	10,000,000	10,000,000

		46,714,538

Time Deposits—0.5%
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	5,000,000	5,000,000
DNB Bank ASA 2.350%, 04/01/19	5,000,000	5,000,000
Natixis New York 2.400%, 04/01/19	2,000,000	2,000,000
Skandi New York 2.380%, 04/01/19	2,000,000	2,000,000

		14,000,000

Total Securities Lending Reinvestments (Cost $377,808,375)		377,866,565

Total Investments—113.9% (Cost $2,029,964,035)		3,118,812,948
Other assets and liabilities (net)—(13.9)%		(379,824,226)

Net Assets—100.0%		$2,738,988,722

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $376,467,751 and the collateral received consisted of cash in the amount of $377,427,137 and non-cash collateral with a value of $3,980,031. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.

BHFTII-142

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$80,719,533	$53,475,848	$—	$134,195,381
Automobiles	50,788,993	—	—	50,788,993
Banks	26,357,559	—	—	26,357,559
Biotechnology	118,713,449	—	—	118,713,449
Capital Markets	38,494,225	—	—	38,494,225
Entertainment	130,686,629	—	—	130,686,629
Equity Real Estate Investment Trusts	43,927,247	—	—	43,927,247
Food & Staples Retailing	51,653,547	—	—	51,653,547
Health Care Equipment & Supplies	88,685,681	—	—	88,685,681
Health Care Providers & Services	27,710,181	—	—	27,710,181
Hotels, Restaurants & Leisure	57,687,350	—	—	57,687,350
Interactive Media & Services	219,443,461	89,795,074	—	309,238,535
Internet & Direct Marketing Retail	267,620,053	—	—	267,620,053
IT Services	295,302,039	26,097,684	—	321,399,723
Life Sciences Tools & Services	46,418,018	—	—	46,418,018
Personal Products	45,085,556	—	—	45,085,556
Pharmaceuticals	114,107,345	—	—	114,107,345
Road & Rail	43,961,990	—	—	43,961,990
Semiconductors & Semiconductor Equipment	85,403,692	—	—	85,403,692
Software	459,069,828	—	—	459,069,828
Specialty Retail	34,559,389	—	—	34,559,389
Technology Hardware, Storage & Peripherals	95,632,607	—	—	95,632,607
Textiles, Apparel & Luxury Goods	86,133,809	42,020,832	—	128,154,641
Total Common Stocks	2,508,162,181	211,389,438	—	2,719,551,619
Total Short-Term Investment*	—	21,394,764	—	21,394,764
Total Securities Lending Reinvestments*	—	377,866,565	—	377,866,565
Total Investments	$2,508,162,181	$610,650,767	$—	$3,118,812,948

Collateral for Securities Loaned (Liability)	$—	$(377,427,137)	$—	$(377,427,137)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-143

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
AAR Corp.	32,013	$1,040,743
Aerojet Rocketdyne Holdings, Inc. (a) (b)	80,335	2,854,302
Astronics Corp. (a)	29,349	960,299
BWX Technologies, Inc. (b)	28,779	1,426,863
Hexcel Corp.	24,428	1,689,440
Mercury Systems, Inc. (a)	22,708	1,455,129

		9,426,776

Air Freight & Logistics—0.2%
Air Transport Services Group, Inc. (a)	41,534	957,359

Auto Components—1.4%
Cooper Tire & Rubber Co. (b)	53,136	1,588,235
Fox Factory Holding Corp. (a)	30,032	2,098,936
LCI Industries	17,255	1,325,529
Stoneridge, Inc. (a)	31,053	896,190

		5,908,890

Banks—11.0%
Ameris Bancorp	40,766	1,400,312
BancorpSouth Bank (b)	83,888	2,367,319
Bank OZK	39,676	1,149,810
Bryn Mawr Bank Corp.	59,197	2,138,788
Carolina Financial Corp.	27,114	937,873
Cathay General Bancorp (b)	73,024	2,476,244
CenterState Bank Corp.	95,934	2,284,189
Chemical Financial Corp.	78,119	3,215,378
CVB Financial Corp.	128,647	2,708,019
First Financial Bancorp	90,458	2,176,420
First Financial Bankshares, Inc.	27,618	1,595,768
Home BancShares, Inc. (b)	129,552	2,276,229
Iberiabank Corp.	35,130	2,519,172
PacWest Bancorp (b)	53,740	2,021,161
Pinnacle Financial Partners, Inc.	37,880	2,072,036
Popular, Inc.	57,298	2,986,945
Prosperity Bancshares, Inc. (b)	42,944	2,965,713
Signature Bank	15,796	2,022,994
Texas Capital Bancshares, Inc. (a)	15,434	842,542
Triumph Bancorp, Inc. (a)	78,995	2,321,663
UMB Financial Corp. (b)	15,635	1,001,265
Wintrust Financial Corp.	40,182	2,705,454

		46,185,294

Beverages—0.8%
Cott Corp.	156,629	2,288,350
MGP Ingredients, Inc. (b)	16,559	1,277,527

		3,565,877

Biotechnology—2.0%
Aimmune Therapeutics, Inc. (a) (b)	33,085	739,450
Argenx SE (ADR) (a)	11,552	1,442,152
Biohaven Pharmaceutical Holding Co., Ltd. (a)	21,091	1,085,554
Blueprint Medicines Corp. (a)	13,766	1,101,968
Genomic Health, Inc. (a)	22,172	1,553,149
Invitae Corp. (a)	36,155	846,750

Biotechnology—(Continued)
Myriad Genetics, Inc. (a) (b)	27,767	921,864
Xencor, Inc. (a)	24,057	747,210

		8,438,097

Building Products—2.1%
AAON, Inc. (b)	25,890	1,195,600
American Woodmark Corp. (a)	16,146	1,334,144
Armstrong World Industries, Inc.	37,848	3,005,888
Masonite International Corp. (a)	12,541	625,671
Resideo Technologies, Inc. (a)	65,821	1,269,687
Trex Co., Inc. (a)	25,960	1,597,059

		9,028,049

Capital Markets—1.0%
Donnelley Financial Solutions, Inc. (a)	122,388	1,821,133
Stifel Financial Corp.	46,489	2,452,760

		4,273,893

Chemicals—2.7%
AdvanSix, Inc. (a)	78,722	2,249,088
Ashland Global Holdings, Inc.	22,086	1,725,579
Cabot Corp.	40,908	1,703,000
Ingevity Corp. (a)	32,881	3,472,562
WR Grace & Co.	26,112	2,037,781

		11,188,010

Commercial Services & Supplies—2.5%
Clean Harbors, Inc. (a)	33,861	2,422,077
KAR Auction Services, Inc.	70,931	3,639,470
Kimball International, Inc. - Class B	74,366	1,051,535
Viad Corp.	58,200	3,276,078

		10,389,160

Communications Equipment—0.6%
Digi International, Inc. (a)	95,393	1,208,629
Viavi Solutions, Inc. (a)	119,300	1,476,934

		2,685,563

Construction & Engineering—0.6%
Arcosa, Inc.	43,088	1,316,338
Primoris Services Corp.	51,997	1,075,298

		2,391,636

Consumer Finance—0.2%
PRA Group, Inc. (a) (b)	32,295	865,829

Distributors—0.6%
Core-Mark Holding Co., Inc.	16,902	627,571
Pool Corp.	12,599	2,078,457

		2,706,028

Diversified Consumer Services—2.8%
Adtalem Global Education, Inc. (a)	23,401	1,083,934
Bright Horizons Family Solutions, Inc. (a)	11,752	1,493,797

BHFTII-144

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—(Continued)
Chegg, Inc. (a) (b)	46,498	$1,772,504
frontdoor, Inc. (a)	47,665	1,640,629
Grand Canyon Education, Inc. (a)	19,672	2,252,641
Laureate Education, Inc. - Class A (a)	107,584	1,610,532
ServiceMaster Global Holdings, Inc. (a)	38,385	1,792,580

		11,646,617

Diversified Financial Services—0.5%
Cannae Holdings, Inc. (a)	89,256	2,165,351

Diversified Telecommunication Services—0.6%
Bandwidth, Inc. - Class A (a)	11,446	766,424
Cogent Communications Holdings, Inc.	31,572	1,712,781

		2,479,205

Electric Utilities—0.9%
ALLETE, Inc.	48,118	3,956,743

Electrical Equipment—0.9%
Generac Holdings, Inc. (a)	32,757	1,678,141
TPI Composites, Inc. (a) (b)	74,238	2,124,692

		3,802,833

Electronic Equipment, Instruments & Components—2.8%
II-VI, Inc. (a)	20,337	757,350
Kimball Electronics, Inc. (a)	31,991	495,541
Littelfuse, Inc.	23,346	4,260,178
Methode Electronics, Inc.	57,982	1,668,722
Novanta, Inc. (a)	14,795	1,253,580
Rogers Corp. (a) (b)	5,543	880,672
TTM Technologies, Inc. (a)	122,752	1,439,881
Vishay Intertechnology, Inc. (b)	60,772	1,122,459

		11,878,383

Energy Equipment & Services—1.6%
Apergy Corp. (a)	90,105	3,699,711
C&J Energy Services, Inc. (a)	42,185	654,711
Cactus, Inc. - Class A (a)	43,133	1,535,535
KLX Energy Services Holdings, Inc. (a)	42,127	1,059,073

		6,949,030

Entertainment—0.6%
IMAX Corp. (a)	62,538	1,418,362
Liberty Braves Group - Class C (a)	35,611	988,917

		2,407,279

Equity Real Estate Investment Trusts—4.8%
American Campus Communities, Inc.	38,783	1,845,295
Americold Realty Trust	54,159	1,652,391
Corepoint Lodging, Inc.	64,095	715,941
CubeSmart	63,463	2,033,355
CyrusOne, Inc. (b)	37,480	1,965,451
JBG SMITH Properties	57,281	2,368,569
National Retail Properties, Inc. (b)	31,847	1,764,005

Equity Real Estate Investment Trusts—(Continued)
Retail Opportunity Investments Corp.	134,574	2,333,513
Rexford Industrial Realty, Inc.	65,662	2,351,356
Ryman Hospitality Properties, Inc.	25,498	2,096,956
Sabra Health Care REIT, Inc.	57,386	1,117,306

		20,244,138

Food & Staples Retailing—0.3%
Chefs’ Warehouse, Inc. (The) (a) (b)	36,406	1,130,406

Food Products—2.7%
Darling Ingredients, Inc. (a)	78,726	1,704,418
Freshpet, Inc. (a) (b)	43,133	1,824,094
J&J Snack Foods Corp.	15,915	2,527,939
Nomad Foods, Ltd. (a)	162,805	3,329,362
Post Holdings, Inc. (a)	19,974	2,185,156

		11,570,969

Health Care Equipment & Supplies—4.1%
AtriCure, Inc. (a)	51,331	1,375,158
Avanos Medical, Inc. (a)	45,994	1,963,024
CONMED Corp.	13,175	1,095,897
Insulet Corp. (a) (b)	21,341	2,029,316
iRhythm Technologies, Inc. (a) (b)	18,843	1,412,471
Merit Medical Systems, Inc. (a) (b)	25,936	1,603,623
Penumbra, Inc. (a) (b)	7,644	1,123,744
Quidel Corp. (a) (b)	27,030	1,769,654
Tactile Systems Technology, Inc. (a)	2,918	153,837
Varex Imaging Corp. (a)	76,538	2,593,107
Wright Medical Group NV (a) (b)	67,312	2,116,962

		17,236,793

Health Care Providers & Services—1.4%
Amedisys, Inc. (a)	12,686	1,563,676
AMN Healthcare Services, Inc. (a)	30,701	1,445,710
BioTelemetry, Inc. (a)	25,908	1,622,359
LHC Group, Inc. (a)	11,146	1,235,646

		5,867,391

Health Care Technology—1.0%
HMS Holdings Corp. (a)	34,054	1,008,339
Medidata Solutions, Inc. (a) (b)	25,224	1,847,406
Teladoc Health, Inc. (a) (b)	25,501	1,417,855

		4,273,600

Hotels, Restaurants & Leisure—2.8%
Churchill Downs, Inc.	30,462	2,749,500
Cracker Barrel Old Country Store, Inc. (b)	5,394	871,724
Marriott Vacations Worldwide Corp.	28,405	2,655,868
Planet Fitness, Inc. - Class A (a)	30,828	2,118,500
PlayAGS, Inc. (a)	57,137	1,367,288
Wingstop, Inc.	28,597	2,174,230

		11,937,110

BHFTII-145

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—0.4%
Helen of Troy, Ltd. (a) (b)	15,831	$1,835,763

Independent Power and Renewable Electricity Producers—1.3%
NextEra Energy Partners LP (b)	56,995	2,658,247
Vistra Energy Corp.	103,957	2,706,001

		5,364,248

Industrial Conglomerates—0.5%
Raven Industries, Inc.	59,151	2,269,624

Insurance—3.6%
Employers Holdings, Inc.	75,036	3,009,694
First American Financial Corp.	47,071	2,424,157
Goosehead Insurance, Inc. - Class A (b)	40,307	1,123,759
Kinsale Capital Group, Inc. (b)	31,347	2,149,464
ProAssurance Corp.	40,245	1,392,879
Reinsurance Group of America, Inc.	19,152	2,719,201
Stewart Information Services Corp.	19,533	833,864
Trupanion, Inc. (a) (b)	45,123	1,477,327

		15,130,345

Interactive Media & Services—0.2%
IAC/InterActiveCorp (a)	3,568	749,672

Internet & Direct Marketing Retail—0.5%
Duluth Holdings, Inc. - Class B (a) (b)	34,771	828,941
Qurate Retail, Inc. (a)	79,242	1,266,287

		2,095,228

IT Services—6.1%
Conduent, Inc. (a)	145,416	2,011,103
CSG Systems International, Inc.	39,060	1,652,238
Euronet Worldwide, Inc. (a)	38,226	5,450,645
EVERTEC, Inc.	37,245	1,035,783
Evo Payments, Inc. - Class A (a)	53,486	1,553,768
Genpact, Ltd.	75,014	2,638,993
InterXion Holding NV (a)	29,842	1,991,357
Perspecta, Inc.	117,487	2,375,587
Virtusa Corp. (a)	32,869	1,756,848
WEX, Inc. (a)	16,345	3,138,077
WNS Holdings, Ltd. (ADR) (a)	38,144	2,031,931

		25,636,330

Leisure Products—0.2%
Malibu Boats, Inc. - Class A (a)	24,403	965,871

Life Sciences Tools & Services—1.4%
Cambrex Corp. (a)	54,836	2,130,379
NeoGenomics, Inc. (a) (b)	62,953	1,288,018
PRA Health Sciences, Inc. (a)	22,077	2,434,872

		5,853,269

Machinery—5.0%
Alamo Group, Inc.	14,965	1,495,602
Albany International Corp. - Class A	26,124	1,870,217

Machinery—(Continued)
Altra Industrial Motion Corp.	57,600	1,788,480
Chart Industries, Inc. (a)	16,941	1,533,500
Columbus McKinnon Corp.	60,543	2,079,652
Harsco Corp. (a)	175,443	3,536,931
John Bean Technologies Corp.	13,507	1,241,158
Kadant, Inc.	24,343	2,141,210
Kornit Digital, Ltd. (a) (b)	49,541	1,179,076
Proto Labs, Inc. (a)	13,680	1,438,315
RBC Bearings, Inc. (a)	21,404	2,721,947

		21,026,088

Marine—0.3%
Kirby Corp. (a)	16,749	1,258,017

Media—1.8%
GCI Liberty, Inc. - Class A (a)	53,435	2,971,521
Gray Television, Inc. (a)	149,817	3,200,091
John Wiley & Sons, Inc. - Class A	30,665	1,356,006

		7,527,618

Metals & Mining—0.3%
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	141,548	0
Haynes International, Inc.	37,282	1,223,968

		1,223,968

Multi-Utilities—1.2%
MDU Resources Group, Inc.	81,083	2,094,374
NorthWestern Corp.	42,410	2,986,088

		5,080,462

Multiline Retail—0.5%
Big Lots, Inc. (b)	50,203	1,908,718

Oil, Gas & Consumable Fuels—0.8%
PDC Energy, Inc. (a) (b)	22,803	927,626
SRC Energy, Inc. (a)	196,779	1,007,509
Viper Energy Partners LP	42,325	1,403,497

		3,338,632

Pharmaceuticals—1.6%
Catalent, Inc. (a)	55,032	2,233,749
Horizon Pharma plc (a)	46,654	1,233,065
MyoKardia, Inc. (a)	13,680	711,223
Prestige Consumer Healthcare, Inc. (a) (b)	29,494	882,166
Supernus Pharmaceuticals, Inc. (a)	24,818	869,623
Zogenix, Inc. (a)	13,593	747,751

		6,677,577

Professional Services—2.0%
ASGN, Inc. (a)	17,680	1,122,503
Huron Consulting Group, Inc. (a)	21,229	1,002,433
ICF International, Inc.	16,880	1,284,230
Insperity, Inc.	22,037	2,725,096

BHFTII-146

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Korn/Ferry International	48,732	$2,182,219

		8,316,481

Real Estate Management & Development—0.3%
Essential Properties Realty Trust, Inc.	64,388	1,256,854

Road & Rail—0.9%
Genesee & Wyoming, Inc. - Class A (a) (b)	25,532	2,224,858
Old Dominion Freight Line, Inc.	11,243	1,623,377

		3,848,235

Semiconductors & Semiconductor Equipment—2.9%
Advanced Energy Industries, Inc. (a)	36,828	1,829,615
Mellanox Technologies, Ltd. (a)	32,940	3,898,778
MKS Instruments, Inc.	12,669	1,178,851
Monolithic Power Systems, Inc. (b)	12,884	1,745,653
Silicon Laboratories, Inc. (a)	16,343	1,321,495
Versum Materials, Inc.	41,668	2,096,317

		12,070,709

Software—6.5%
ACI Worldwide, Inc. (a)	25,473	837,298
Benefitfocus, Inc. (a) (b)	23,391	1,158,322
CommVault Systems, Inc. (a)	25,981	1,682,010
Cornerstone OnDemand, Inc. (a)	19,430	1,064,375
Envestnet, Inc. (a)	30,119	1,969,481
Five9, Inc. (a)	37,495	1,980,861
Globant S.A. (a)	16,283	1,162,606
Guidewire Software, Inc. (a)	19,811	1,924,837
HubSpot, Inc. (a) (b)	11,293	1,877,010
LogMeIn, Inc.	18,215	1,459,021
Mimecast, Ltd. (a)	35,195	1,666,483
Q2 Holdings, Inc. (a)	28,714	1,988,732
Rapid7, Inc. (a)	37,357	1,890,638
RealPage, Inc. (a) (b)	32,869	1,994,820
RingCentral, Inc. - Class A (a)	16,438	1,772,016
TiVo Corp. (b)	64,133	597,720
Verint Systems, Inc. (a)	38,164	2,284,497

		27,310,727

Specialty Retail—1.3%
Aaron’s, Inc.	40,040	2,106,104
Genesco, Inc. (a)	15,874	723,061
Sally Beauty Holdings, Inc. (a) (b)	36,356	669,314
Urban Outfitters, Inc. (a) (b)	62,904	1,864,474

		5,362,953

Technology Hardware, Storage & Peripherals—0.3%
Cray, Inc. (a)	42,608	1,109,938

Textiles, Apparel & Luxury Goods—1.1%
Columbia Sportswear Co.	19,388	2,019,842
Crocs, Inc. (a) (b)	42,191	1,086,418
Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Steven Madden, Ltd.	41,326	1,398,472

		4,504,732

Thrifts & Mortgage Finance—1.5%
Essent Group, Ltd. (a)	19,422	843,886
Federal Agricultural Mortgage Corp. - Class C	21,608	1,565,067
Meta Financial Group, Inc.	62,223	1,224,549
NMI Holdings, Inc. - Class A (a)	29,522	763,734
OceanFirst Financial Corp.	78,960	1,899,778

		6,297,014

Trading Companies & Distributors—0.3%
SiteOne Landscape Supply, Inc. (a) (b)	24,360	1,392,174

Total Common Stocks (Cost $298,847,342)		414,967,556

Short-Term Investment—1.7%

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $7,207,072; collateralized by U.S. Treasury Note at 2.125%, maturing 12/31/21, with a market value of $7,353,229.	7,206,351	7,206,351

Total Short-Term Investments (Cost $7,206,351)		7,206,351

Securities Lending Reinvestments (d)—15.0%

Certificates of Deposit—5.2%
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (e)	1,000,000	1,000,355
Barclays Bank plc 2.950%, 08/02/19	1,000,000	1,000,270
BNP Paribas S.A. New York 2.624%, 1M LIBOR + 0.140%, 09/16/19 (e)	1,500,000	1,499,991
2.784%, 3M LIBOR + 0.050%, 11/06/19 (e)	1,000,000	1,000,000
2.790%, 1M LIBOR + 0.300%, 06/04/19 (e)	1,000,000	1,000,370
Credit Agricole S.A. 2.807%, 1M LIBOR + 0.320%, 05/21/19 (e)	1,000,000	1,000,258
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 04/16/19	1,986,196	1,997,560
Zero Coupon, 05/08/19	993,073	997,210
Mizuho Bank, Ltd., New York 2.652%, 1M LIBOR + 0.160%, 09/12/19 (e)	1,000,000	1,000,000
2.789%, 1M LIBOR + 0.300%, 05/01/19 (e)	2,000,000	2,000,394
Nordea Bank New York 2.750%, 06/17/19	1,000,000	1,000,378
Shizuoka Bank, Ltd. 2.600%, 05/07/19	1,000,000	1,000,045
Standard Chartered plc 3.009%, 3M LIBOR + 0.230%, 04/24/19 (e)	1,000,000	1,000,124

BHFTII-147

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (e)	2,000,000	$2,000,076
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 08/08/19	986,362	990,280
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (e)	1,000,000	1,000,410
Wells Fargo Bank N.A. 2.939%, 3M LIBOR + 0.140%, 07/11/19 (e)	2,500,000	2,499,804

		21,987,525

Commercial Paper—2.4%
Bank of China, Ltd. 2.890%, 04/17/19	992,775	998,579
Fairway Finance Corp. 2.600%, 05/07/19	993,356	997,223
First Abu Dhabi Bank 2.750%, 04/16/19	993,125	998,743
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (e)	1,000,000	1,000,000
ING Funding LLC 2.807%, 3M LIBOR + 0.110%, 05/10/19 (e)	3,000,000	3,000,741
Toronto-Dominion Bank 2.832%, 1M LIBOR + 0.350%, 11/05/19 (e)	1,000,000	1,001,396
Westpac Banking Corp. 2.766%, 1M LIBOR + 0.280%, 05/24/19 (e)	2,000,000	2,000,854

		9,997,536

Repurchase Agreements—4.8%
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $4,031,438; collateralized by various Common Stock with an aggregate market value of $4,401,104.	4,000,000	4,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $200,544; collateralized by various Common Stock with an aggregate market value of $220,000.	200,000	200,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $1,002,722; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $600,122; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $612,000.	600,000	600,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $600,140; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $612,000.	600,000	600,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $500,104; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $510,000.	500,000	500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $1,000,229; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $1,820,543; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $1,856,564.	1,820,160	1,820,160
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $2,364,128; collateralized by various Common Stock with an aggregate market value of $2,475,002.	2,250,000	2,250,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $201,541; collateralized by various Common Stock with an aggregate market value of $220,000.	200,000	200,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $907,132; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $964,220.	900,000	900,000
Societe Generale
Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $1,122,241; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,223,422.	1,100,000	1,100,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $3,078,647; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $3,336,605.	3,000,000	3,000,000
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $2,874,380; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $3,114,165.	2,800,000	2,800,000

		19,970,160

BHFTII-148

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—2.6%
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	2,000,000	$2,000,000
DZ Bank AG New York 2.430%, 04/01/19	2,000,000	2,000,000
Nordea Bank New York 2.350%, 04/01/19	2,000,000	2,000,000
Skandi New York 2.380%, 04/01/19	3,000,000	3,000,000
Svenska, New York 2.360%, 04/01/19	2,000,000	2,000,000

		11,000,000

Total Securities Lending Reinvestments (Cost $62,950,354)		62,955,221

Total Investments—115.2% (Cost $369,004,047)		485,129,128
Other assets and liabilities (net)—(15.2)%		(63,907,087)

Net Assets—100.0%		$421,222,041

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $64,020,086 and the collateral received consisted of cash in the amount of $62,915,048 and non-cash collateral with a value of $2,337,796. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Illiquid security. As of March 31, 2019, these securities represent 0.0% of net assets.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$9,426,776	$—	$—	$9,426,776
Air Freight & Logistics	957,359	—	—	957,359
Auto Components	5,908,890	—	—	5,908,890
Banks	46,185,294	—	—	46,185,294
Beverages	3,565,877	—	—	3,565,877
Biotechnology	8,438,097	—	—	8,438,097
Building Products	9,028,049	—	—	9,028,049
Capital Markets	4,273,893	—	—	4,273,893
Chemicals	11,188,010	—	—	11,188,010
Commercial Services & Supplies	10,389,160	—	—	10,389,160
Communications Equipment	2,685,563	—	—	2,685,563
Construction & Engineering	2,391,636	—	—	2,391,636
Consumer Finance	865,829	—	—	865,829
Distributors	2,706,028	—	—	2,706,028
Diversified Consumer Services	11,646,617	—	—	11,646,617

BHFTII-149

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Diversified Financial Services	$2,165,351	$—	$—	$2,165,351
Diversified Telecommunication Services	2,479,205	—	—	2,479,205
Electric Utilities	3,956,743	—	—	3,956,743
Electrical Equipment	3,802,833	—	—	3,802,833
Electronic Equipment, Instruments & Components	11,878,383	—	—	11,878,383
Energy Equipment & Services	6,949,030	—	—	6,949,030
Entertainment	2,407,279	—	—	2,407,279
Equity Real Estate Investment Trusts	20,244,138	—	—	20,244,138
Food & Staples Retailing	1,130,406	—	—	1,130,406
Food Products	11,570,969	—	—	11,570,969
Health Care Equipment & Supplies	17,236,793	—	—	17,236,793
Health Care Providers & Services	5,867,391	—	—	5,867,391
Health Care Technology	4,273,600	—	—	4,273,600
Hotels, Restaurants & Leisure	11,937,110	—	—	11,937,110
Household Durables	1,835,763	—	—	1,835,763
Independent Power and Renewable Electricity Producers	5,364,248	—	—	5,364,248
Industrial Conglomerates	2,269,624	—	—	2,269,624
Insurance	15,130,345	—	—	15,130,345
Interactive Media & Services	749,672	—	—	749,672
Internet & Direct Marketing Retail	2,095,228	—	—	2,095,228
IT Services	25,636,330	—	—	25,636,330
Leisure Products	965,871	—	—	965,871
Life Sciences Tools & Services	5,853,269	—	—	5,853,269
Machinery	21,026,088	—	—	21,026,088
Marine	1,258,017	—	—	1,258,017
Media	7,527,618	—	—	7,527,618
Metals & Mining	1,223,968	0	—	1,223,968
Multi-Utilities	5,080,462	—	—	5,080,462
Multiline Retail	1,908,718	—	—	1,908,718
Oil, Gas & Consumable Fuels	3,338,632	—	—	3,338,632
Pharmaceuticals	6,677,577	—	—	6,677,577
Professional Services	8,316,481	—	—	8,316,481
Real Estate Management & Development	1,256,854	—	—	1,256,854
Road & Rail	3,848,235	—	—	3,848,235
Semiconductors & Semiconductor Equipment	12,070,709	—	—	12,070,709
Software	27,310,727	—	—	27,310,727
Specialty Retail	5,362,953	—	—	5,362,953
Technology Hardware, Storage & Peripherals	1,109,938	—	—	1,109,938
Textiles, Apparel & Luxury Goods	4,504,732	—	—	4,504,732
Thrifts & Mortgage Finance	6,297,014	—	—	6,297,014
Trading Companies & Distributors	1,392,174	—	—	1,392,174
Total Common Stocks	414,967,556	0	—	414,967,556
Total Short-Term Investment*	—	7,206,351	—	7,206,351
Total Securities Lending Reinvestments*	—	62,955,221	—	62,955,221
Total Investments	$414,967,556	$70,161,572	$—	$485,129,128

Collateral for Securities Loaned (Liability)	$—	$(62,915,048)	$—	$(62,915,048)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-150

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.6%
AAR Corp.	76,656	$2,492,087
Astronics Corp. (a)	70,278	2,299,496
Hexcel Corp.	58,497	4,045,652
Mercury Systems, Inc. (a)	54,376	3,484,414

		12,321,649

Air Freight & Logistics—0.7%
Air Transport Services Group, Inc. (a)	99,454	2,292,415

Auto Components—0.6%
Stoneridge, Inc. (a)	74,357	2,145,943

Banks—1.3%
Chemical Financial Corp.	52,595	2,164,810
UMB Financial Corp. (b)	37,438	2,397,530

		4,562,340

Beverages—0.9%
MGP Ingredients, Inc. (b)	39,653	3,059,229

Biotechnology—5.9%
Aimmune Therapeutics, Inc. (a) (b)	79,223	1,770,634
Argenx SE (ADR) (a)	27,664	3,453,574
Biohaven Pharmaceutical Holding Co., Ltd. (a)	50,503	2,599,390
Blueprint Medicines Corp. (a)	32,965	2,638,848
Genomic Health, Inc. (a)	53,092	3,719,095
Invitae Corp. (a)	86,574	2,027,563
Myriad Genetics, Inc. (a) (b)	66,490	2,207,468
Xencor, Inc. (a)	57,606	1,789,242

		20,205,814

Building Products—1.9%
AAON, Inc. (b)	61,996	2,862,975
Trex Co., Inc. (a) (b)	62,161	3,824,145

		6,687,120

Chemicals—1.3%
Ingevity Corp. (a)	41,289	4,360,531

Construction & Engineering—0.7%
Primoris Services Corp.	124,510	2,574,867

Distributors—1.4%
Pool Corp.	30,169	4,976,980

Diversified Consumer Services—5.0%
Bright Horizons Family Solutions, Inc. (a)	28,140	3,576,875
Chegg, Inc. (a) (b)	111,340	4,244,281
Grand Canyon Education, Inc. (a)	47,107	5,394,222
Laureate Education, Inc. - Class A (a)	257,613	3,856,467

		17,071,845

Diversified Telecommunication Services—1.7%
Bandwidth, Inc. - Class A (a)	27,416	1,835,775

Diversified Telecommunication Services—(Continued)
Cogent Communications Holdings, Inc.	75,600	4,101,300

		5,937,075

Electrical Equipment—1.2%
Generac Holdings, Inc. (a)	78,436	4,018,276

Electronic Equipment, Instruments & Components—0.9%
Novanta, Inc. (a)	35,429	3,001,899

Energy Equipment & Services—1.6%
Apergy Corp. (a)	41,936	1,721,892
Cactus, Inc. - Class A (a)	103,285	3,676,946

		5,398,838

Entertainment—1.0%
IMAX Corp. (a)	149,751	3,396,353

Food & Staples Retailing—0.8%
Chefs’ Warehouse, Inc. (The) (a) (b)	87,175	2,706,784

Food Products—1.3%
Freshpet, Inc. (a)	103,285	4,367,923

Health Care Equipment & Supplies—7.6%
AtriCure, Inc. (a)	122,915	3,292,893
CONMED Corp.	31,550	2,624,329
Insulet Corp. (a) (b)	51,104	4,859,479
iRhythm Technologies, Inc. (a) (b)	45,120	3,382,195
Merit Medical Systems, Inc. (a) (b)	62,107	3,840,076
Penumbra, Inc. (a) (b)	18,305	2,691,018
Tactile Systems Technology, Inc. (a) (b)	6,989	368,460
Wright Medical Group NV (a)	161,181	5,069,143

		26,127,593

Health Care Providers & Services—3.1%
Amedisys, Inc. (a)	30,377	3,744,269
BioTelemetry, Inc. (a)	62,037	3,884,757
LHC Group, Inc. (a)	26,687	2,958,521

		10,587,547

Health Care Technology—3.0%
HMS Holdings Corp. (a)	81,543	2,414,488
Medidata Solutions, Inc. (a) (b)	60,401	4,423,769
Teladoc Health, Inc. (a) (b)	61,064	3,395,159

		10,233,416

Hotels, Restaurants & Leisure—3.9%
Planet Fitness, Inc. - Class A (a)	73,820	5,072,911
PlayAGS, Inc. (a)	136,754	3,272,523
Wingstop, Inc.	68,477	5,206,306

		13,551,740

Insurance—3.3%
Goosehead Insurance, Inc. - Class A (b)	96,518	2,690,922
Kinsale Capital Group, Inc.	75,062	5,147,001

BHFTII-151

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Trupanion, Inc. (a) (b)	108,048	$3,537,492

		11,375,415

Internet & Direct Marketing Retail—0.6%
Duluth Holdings, Inc. - Class B (a) (b)	83,262	1,984,966

IT Services—7.1%
Euronet Worldwide, Inc. (a)	29,561	4,215,103
EVERTEC, Inc.	89,184	2,480,207
Evo Payments, Inc. - Class A (a)	128,071	3,720,462
InterXion Holding NV (a)	71,459	4,768,459
Virtusa Corp. (a)	78,706	4,206,836
WNS Holdings, Ltd. (ADR) (a)	91,337	4,865,522

		24,256,589

Leisure Products—0.7%
Malibu Boats, Inc. - Class A (a)	58,434	2,312,818

Life Sciences Tools & Services—2.6%
NeoGenomics, Inc. (a) (b)	150,745	3,084,243
PRA Health Sciences, Inc. (a)	52,864	5,830,370

		8,914,613

Machinery—6.3%
Albany International Corp. - Class A	62,555	4,478,313
Chart Industries, Inc. (a)	40,564	3,671,853
Harsco Corp. (a)	178,533	3,599,225
Kornit Digital, Ltd. (a) (b)	118,629	2,823,370
Proto Labs, Inc. (a)	32,758	3,444,176
RBC Bearings, Inc. (a)	29,817	3,791,828

		21,808,765

Oil, Gas & Consumable Fuels—0.6%
PDC Energy, Inc. (a) (b)	54,603	2,221,250

Pharmaceuticals—2.5%
Horizon Pharma plc (a)	111,712	2,952,548
MyoKardia, Inc. (a)	32,860	1,708,392
Supernus Pharmaceuticals, Inc. (a)	59,429	2,082,392
Zogenix, Inc. (a)	32,627	1,794,811

		8,538,143

Professional Services—1.6%
Huron Consulting Group, Inc. (a)	50,835	2,400,429
ICF International, Inc.	40,420	3,075,153

		5,475,582

Semiconductors & Semiconductor Equipment—3.0%
MKS Instruments, Inc.	30,335	2,822,672
Monolithic Power Systems, Inc. (b)	30,853	4,180,273
Silicon Laboratories, Inc. (a)	39,135	3,164,456

		10,167,401

Software—14.2%
Benefitfocus, Inc. (a)	56,011	2,773,665
Cornerstone OnDemand, Inc. (a)	46,528	2,548,804
Envestnet, Inc. (a)	72,122	4,716,058
Five9, Inc. (a)	89,784	4,743,289
Globant S.A. (a)	38,991	2,783,957
Guidewire Software, Inc. (a)	47,439	4,609,173
HubSpot, Inc. (a) (b)	27,043	4,494,817
Mimecast, Ltd. (a)	84,276	3,990,469
Q2 Holdings, Inc. (a)	68,756	4,762,040
Rapid7, Inc. (a)	89,453	4,527,216
RealPage, Inc. (a)	78,706	4,776,667
RingCentral, Inc. - Class A (a)	39,364	4,243,439

		48,969,594

Textiles, Apparel & Luxury Goods—3.1%
Columbia Sportswear Co.	46,424	4,836,452
Crocs, Inc. (a)	101,028	2,601,471
Steven Madden, Ltd. (b)	98,958	3,348,739

		10,786,662

Thrifts & Mortgage Finance—1.1%
Essent Group, Ltd. (a)	46,507	2,020,729
NMI Holdings, Inc. - Class A (a)	70,693	1,828,828

		3,849,557

Trading Companies & Distributors—1.0%
SiteOne Landscape Supply, Inc. (a) (b)	58,331	3,333,617

Total Common Stocks (Cost $233,840,469)		333,581,149

Short-Term Investment—3.3%

Repurchase Agreement—3.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $11,308,775; collateralized by U.S. Treasury Note at 2.500%, maturing 01/15/22, with a market value of $11,537,717.	11,307,644	11,307,644

Total Short-Term Investments (Cost $11,307,644)		11,307,644

Securities Lending Reinvestments (c)—16.1%

Certificates of Deposit—5.7%
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (d)	1,000,000	1,000,355
Barclays Bank plc 2.950%, 08/02/19	1,000,000	1,000,270
BNP Paribas S.A. New York 2.624%, 1M LIBOR + 0.140%, 09/16/19 (d)	1,000,000	999,994
2.784%, 3M LIBOR + 0.050%, 11/06/19 (d)	1,000,000	1,000,000
2.790%, 1M LIBOR + 0.300%, 06/04/19 (d)	1,000,000	1,000,370

BHFTII-152

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Chiba Bank, Ltd. 2.580%, 06/03/19	1,000,000	$999,937
Credit Agricole S.A. 2.807%, 1M LIBOR + 0.320%, 05/21/19 (d)	1,000,000	1,000,258
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 04/16/19	1,986,196	1,997,560
Mizuho Bank, Ltd., New York 2.652%, 1M LIBOR + 0.160%, 09/12/19 (d)	1,000,000	1,000,000
2.789%, 1M LIBOR + 0.300%, 05/01/19 (d)	1,000,000	1,000,197
Nordea Bank New York 2.750%, 06/17/19	1,000,000	1,000,378
Shizuoka Bank, Ltd. 2.600%, 05/07/19	1,000,000	1,000,045
Standard Chartered plc 3.009%, 3M LIBOR + 0.230%, 04/24/19 (d)	1,000,000	1,000,124
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (d)	1,500,000	1,500,057
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (d)	1,500,000	1,500,615
Wells Fargo Bank N.A. 2.939%, 3M LIBOR + 0.140%, 07/11/19 (d)	2,000,000	1,999,843
2.975%, 3M LIBOR + 0.210%, 10/25/19 (d)	500,000	500,000

		19,500,003

Commercial Paper—2.1%
Bank of China, Ltd. 2.890%, 04/17/19	992,775	998,579
Fairway Finance Corp. 2.600%, 05/07/19	1,986,711	1,994,446
First Abu Dhabi Bank 2.750%, 04/16/19	993,125	998,743
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (d)	1,000,000	1,000,000
ING Funding LLC 2.807%, 3M LIBOR + 0.110%, 05/10/19 (d)	2,000,000	2,000,494

		6,992,262

Repurchase Agreements—6.0%
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $200,544; collateralized by various Common Stock with an aggregate market value of $220,000.	200,000	200,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $1,002,722; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $600,122; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $612,000.	600,000	600,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $500,117; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $510,000.	500,000	500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $500,104; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $510,000.	500,000	500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $1,000,229; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $1,613,236; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $1,645,155.	1,612,897	1,612,897
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $3,414,852; collateralized by various Common Stock with an aggregate market value of $3,575,002.	3,250,000	3,250,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $503,851; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $705,547; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $749,949.	700,000	700,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $1,000,506; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $1,082,964.	1,000,000	1,000,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $1,500,758; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $1,624,446.	1,500,000	1,500,000

BHFTII-153

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $714,154; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $778,541.	700,000	$700,000
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $2,361,098; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $2,558,064.	2,300,000	2,300,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $1,334,080; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,445,862.	1,300,000	1,300,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $1,500,741; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,668,303.	1,500,000	1,500,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $1,200,593; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,334,642.	1,200,000	1,200,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $1,200,593; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,334,642.	1,200,000	1,200,000

		20,562,897

Time Deposits—2.3%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	1,000,000	1,000,000
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	1,000,000	1,000,000

Time Deposits—(Continued)
DZ Bank AG New York 2.430%, 04/01/19	2,000,000	2,000,000
Nordea Bank New York 2.350%, 04/01/19	1,000,000	1,000,000
Skandi New York 2.380%, 04/01/19	2,000,000	2,000,000
Svenska, New York 2.360%, 04/01/19	1,000,000	1,000,000

		8,000,000

Total Securities Lending Reinvestments (Cost $55,052,966)		55,055,162

Total Investments—116.5% (Cost $300,201,079)		399,943,955
Other assets and liabilities (net)—(16.5)%		(56,510,812)

Net Assets—100.0%		$343,433,143

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $57,453,646 and the collateral received consisted of cash in the amount of $55,021,705 and non-cash collateral with a value of $3,485,417. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(LIBOR)—	London Interbank Offered Rate

BHFTII-154

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$333,581,149	$—	$—	$333,581,149
Total Short-Term Investment*	—	11,307,644	—	11,307,644
Total Securities Lending Reinvestments*	—	55,055,162	—	55,055,162
Total Investments	$333,581,149	$66,362,806	$—	$399,943,955

Collateral for Securities Loaned (Liability)	$—	$(55,021,705)	$—	$(55,021,705)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-155

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—68.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—28.4%
Fannie Mae 15 Yr. Pool
2.500%, 12/01/27	2,389,974	$2,383,185
2.500%, 02/01/28	1,926,549	1,921,077
2.500%, 07/01/28	3,372,029	3,365,386
2.500%, 10/01/28	2,083,988	2,079,883
2.500%, 03/01/30	2,282,382	2,273,280
2.500%, 09/01/31	3,578,781	3,557,955
2.500%, 01/01/32	1,156,459	1,149,730
2.500%, 04/01/32	2,434,523	2,419,698
2.500%, 09/01/32	822,011	817,006
3.000%, 01/01/27	871,253	881,194
3.000%, 02/01/27	1,454,826	1,471,426
3.000%, 03/01/27	755,084	764,130
3.000%, 01/01/29	3,576,239	3,618,090
3.000%, 10/01/29	1,688,901	1,707,676
3.000%, 06/01/30	1,918,791	1,939,464
3.000%, 02/01/33	4,389,786	4,429,873
3.500%, 02/01/26	1,186,462	1,213,329
3.500%, 03/01/26	567,851	580,866
3.500%, 05/01/29	1,507,092	1,544,204
3.500%, 08/01/32	735,261	752,388
4.000%, 04/01/19	319	319
4.000%, 05/01/19	1,433	1,433
4.000%, 01/01/20	25,765	25,772
4.000%, 06/01/24	154,652	159,255
4.000%, 11/01/24	973,624	1,002,607
4.500%, 05/01/19	1,744	1,742
4.500%, 08/01/24	257,214	265,559
4.500%, 06/01/25	490,999	508,310
5.000%, 02/01/20	21,392	21,486
5.000%, 01/01/22	38,381	39,122
5.000%, 02/01/24	217,082	222,365
Fannie Mae 20 Yr. Pool
3.000%, 02/01/33	1,355,801	1,375,927
3.000%, 08/01/35	1,938,523	1,950,080
3.000%, 05/01/36	2,714,271	2,728,932
3.500%, 04/01/32	1,198,807	1,229,350
3.500%, 09/01/35	1,805,310	1,849,438
3.500%, 07/01/38	2,366,926	2,418,763
4.000%, 02/01/31	524,990	546,684
4.000%, 03/01/38	1,752,232	1,815,292
4.000%, 07/01/38	2,340,713	2,424,936
4.500%, 08/01/30	315,622	332,705
5.000%, 02/01/24	99,108	104,697
5.000%, 09/01/25	90,166	95,286
5.500%, 07/01/23	58,279	62,251
5.500%, 01/01/24	39,082	41,746
5.500%, 07/01/24	108,187	115,687
5.500%, 07/01/25	102,444	109,515
7.000%, 10/01/21	2,994	3,106
Fannie Mae 30 Yr. Pool
3.000%, 08/01/42	1,280,201	1,281,906
3.000%, 09/01/42	1,663,598	1,665,815
3.000%, 11/01/42	1,965,774	1,968,393
3.000%, 12/01/42	4,042,622	4,048,009
3.000%, 01/01/43	986,157	987,471

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 02/01/43	3,855,412	3,860,548
3.000%, 03/01/43	4,063,618	4,066,491
3.000%, 05/01/43	2,974,863	2,976,966
3.000%, 07/01/43	8,181,129	8,186,911
3.000%, 09/01/43	1,563,379	1,564,484
3.000%, 05/01/45	2,658,656	2,655,050
3.000%, 05/01/46	2,932,927	2,921,073
3.000%, 06/01/46	3,830,894	3,815,411
3.000%, 08/01/46	3,854,919	3,839,339
3.000%, 02/01/47	8,655,274	8,620,293
3.500%, 12/01/40	1,508,789	1,543,042
3.500%, 03/01/42	992,502	1,014,181
3.500%, 04/01/42	2,283,752	2,333,637
3.500%, 05/01/42	2,430,709	2,483,803
3.500%, 06/01/42	1,783,534	1,822,492
3.500%, 08/01/42	1,157,598	1,182,884
3.500%, 09/01/42	3,626,545	3,705,761
3.500%, 10/01/42	1,867,056	1,907,839
3.500%, 01/01/43	1,445,239	1,476,807
3.500%, 02/01/43	2,314,122	2,364,670
3.500%, 04/01/43	2,744,052	2,802,502
3.500%, 06/01/43	1,393,415	1,419,394
3.500%, 08/01/44	1,832,462	1,867,436
3.500%, 02/01/45	2,453,461	2,500,287
3.500%, 03/01/45	4,051,262	4,123,309
3.500%, 04/01/45	4,561,709	4,639,996
3.500%, 09/01/45	8,568,691	8,712,230
3.500%, 11/01/45	2,862,813	2,910,770
3.500%, 01/01/46	3,365,892	3,422,277
3.500%, 03/01/46	3,301,598	3,354,506
3.500%, 05/01/46	2,656,576	2,699,148
3.500%, 04/01/47	7,349,865	7,459,650
3.500%, 11/01/47	6,212,187	6,304,979
3.500%, 03/01/48	5,145,831	5,215,581
4.000%, 08/01/39	749,976	779,832
4.000%, 09/01/39	717,643	746,213
4.000%, 12/01/39	854,435	888,450
4.000%, 06/01/40	850,573	884,620
4.000%, 09/01/40	575,747	598,793
4.000%, 12/01/40	4,031,983	4,193,373
4.000%, 01/01/41	2,094,452	2,178,289
4.000%, 02/01/41	2,656,121	2,762,440
4.000%, 12/01/41	984,216	1,023,058
4.000%, 02/01/42	1,119,318	1,163,491
4.000%, 09/01/43	1,521,283	1,581,178
4.000%, 02/01/44	2,555,043	2,655,639
4.000%, 05/01/44	1,670,985	1,731,402
4.000%, 08/01/44	2,519,199	2,610,284
4.000%, 10/01/44	1,451,113	1,503,580
4.000%, 11/01/44	2,827,755	2,922,571
4.000%, 01/01/45	2,279,836	2,362,267
4.000%, 03/01/45	1,560,484	1,612,388
4.000%, 10/01/45	2,667,534	2,756,260
4.000%, 03/01/47	1,041,662	1,076,382
4.000%, 05/01/47	1,488,741	1,538,371

BHFTII-156

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 06/01/47	7,851,943	$8,113,702
4.000%, 07/01/47	1,963,523	2,028,981
4.000%, 10/01/47	2,505,113	2,588,625
4.000%, 05/01/48	3,726,516	3,833,102
4.000%, 06/01/48	3,775,182	3,883,159
4.000%, 07/01/48	2,848,225	2,929,690
4.000%, 09/01/48	1,606,419	1,652,365
4.000%, 10/01/48	2,414,086	2,485,968
4.000%, 11/01/48	2,926,963	3,010,680
4.500%, 08/01/33	172,329	181,697
4.500%, 10/01/33	157,642	166,212
4.500%, 04/01/34	64,174	67,690
4.500%, 01/01/39	55,331	58,554
4.500%, 07/01/39	1,116,473	1,181,818
4.500%, 09/01/39	1,626,301	1,721,485
4.500%, 10/01/39	710,954	752,565
4.500%, 05/01/40	991,721	1,054,694
4.500%, 08/01/40	1,555,266	1,641,234
4.500%, 11/01/40	803,589	848,007
4.500%, 12/01/40	1,518,660	1,602,604
4.500%, 04/01/41	3,689,283	3,898,581
4.500%, 05/01/41	905,338	957,732
4.500%, 03/01/44	973,267	1,023,940
4.500%, 08/01/47	2,171,705	2,266,017
4.500%, 08/01/48	5,877,484	6,136,180
4.500%, 12/01/48	2,923,166	3,051,828
5.000%, 07/01/33	86,163	92,560
5.000%, 08/01/33	333,113	357,848
5.000%, 09/01/33	137,177	147,363
5.000%, 10/01/33	1,405,428	1,509,949
5.000%, 03/01/34	162,227	174,272
5.000%, 04/01/34	387,064	415,793
5.000%, 05/01/34	49,611	53,292
5.000%, 09/01/34	192,841	207,151
5.000%, 02/01/35	68,679	73,775
5.000%, 04/01/35	76,655	82,349
5.000%, 05/01/35	39,886	42,849
5.000%, 11/01/35	98,309	105,612
5.000%, 03/01/36	376,023	403,956
5.000%, 07/01/37	325,434	351,343
5.000%, 01/01/39	286,026	308,798
5.000%, 04/01/40	1,040,316	1,114,065
5.000%, 07/01/41	672,509	720,218
5.000%, 04/01/49	3,000,000	3,178,453
5.500%, 10/01/32	28,414	30,468
5.500%, 02/01/33	70,064	75,776
5.500%, 03/01/33	296,985	321,200
5.500%, 08/01/33	484,216	523,696
5.500%, 10/01/33	58,214	62,960
5.500%, 12/01/33	512,719	554,523
5.500%, 02/01/34	99,586	107,844
5.500%, 03/01/34	91,654	99,254
5.500%, 04/01/34	36,910	39,970
5.500%, 06/01/34	146,691	158,855
5.500%, 09/01/34	133,432	144,496

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 12/01/34	97,069	105,118
5.500%, 01/01/35	106,141	114,942
5.500%, 04/01/35	46,510	50,457
5.500%, 06/01/35	104,000	112,827
5.500%, 01/01/37	132,251	143,468
5.500%, 05/01/37	104,818	114,035
5.500%, 05/01/38	65,374	71,148
5.500%, 06/01/38	75,414	82,074
5.500%, 07/01/38	35,209	38,319
6.000%, 08/01/28	1,948	1,957
6.000%, 11/01/28	453	482
6.000%, 12/01/28	577	629
6.000%, 06/01/31	32,809	34,833
6.000%, 09/01/32	58,649	65,207
6.000%, 01/01/33	14,019	15,480
6.000%, 02/01/33	52,597	57,773
6.000%, 03/01/33	74,672	77,406
6.000%, 04/01/33	187,974	200,323
6.000%, 05/01/33	139,155	148,454
6.000%, 05/01/34	70,028	73,120
6.000%, 09/01/34	113,950	121,861
6.000%, 11/01/34	196,516	219,566
6.000%, 01/01/35	62,193	68,116
6.000%, 07/01/36	30,741	34,270
6.000%, 09/01/36	92,792	103,930
6.000%, 07/01/37	45,684	48,355
6.000%, 08/01/37	133,816	149,151
6.000%, 09/01/37	266,201	296,656
6.000%, 10/01/37	84,791	94,404
6.000%, 05/01/38	371,340	414,643
6.000%, 12/01/38	88,453	98,692
6.500%, 05/01/28	30,131	33,376
6.500%, 12/01/28	102,397	109,015
6.500%, 03/01/29	2,256	2,468
6.500%, 04/01/29	18,257	20,244
6.500%, 05/01/29	4,264	4,758
6.500%, 08/01/29	734	800
6.500%, 05/01/30	12,968	13,327
6.500%, 09/01/31	3,625	3,815
6.500%, 06/01/32	15,224	17,272
6.500%, 10/01/33	60,693	65,547
6.500%, 10/01/34	174,507	196,715
6.500%, 10/01/37	49,359	55,179
7.000%, 06/01/26	296	311
7.000%, 06/01/28	6,165	6,300
7.000%, 10/01/29	5,628	6,399
7.000%, 12/01/29	3,013	3,166
7.000%, 06/01/32	43,135	48,970
7.000%, 10/01/37	105,350	122,298
7.500%, 09/01/25	2,738	3,018
7.500%, 06/01/26	2,410	2,685
7.500%, 07/01/29	7,031	7,987
7.500%, 10/01/29	3,984	4,237
8.000%, 11/01/29	81	95
8.000%, 05/01/30	15,054	16,185

BHFTII-157

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
8.000%, 11/01/30	1,874	$2,183
8.000%, 01/01/31	1,208	1,379
8.000%, 02/01/31	3,558	4,203
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/27	1,042,655	1,040,043
2.500%, 02/01/28	1,771,148	1,768,256
2.500%, 04/01/28	1,540,517	1,538,002
2.500%, 12/01/29	2,285,457	2,278,345
2.500%, 01/01/31	3,031,650	3,020,577
2.500%, 01/01/32	4,663,347	4,637,773
3.000%, 03/01/27	810,082	819,901
3.000%, 05/01/27	1,101,498	1,115,489
3.000%, 11/01/28	1,376,431	1,393,528
3.000%, 12/01/29	2,462,559	2,491,739
3.000%, 05/01/31	2,978,247	3,009,941
3.000%, 10/01/32	1,651,452	1,667,738
3.500%, 12/01/25	847,562	868,274
3.500%, 05/01/26	301,691	308,910
3.500%, 09/01/30	1,979,377	2,030,131
4.000%, 06/01/19	5,585	5,583
4.000%, 05/01/25	434,324	447,913
4.000%, 08/01/25	206,475	212,936
4.000%, 10/01/25	236,012	243,418
4.500%, 04/01/19	1,168	1,168
4.500%, 06/01/19	3,475	3,475
4.500%, 08/01/19	711	711
5.000%, 06/01/19	2,920	2,919
5.500%, 01/01/24	183,473	190,801
Freddie Mac 20 Yr. Gold Pool
3.000%, 04/01/33	2,106,880	2,134,256
3.000%, 02/01/37	2,447,748	2,461,574
3.500%, 04/01/32	1,510,830	1,550,473
4.000%, 01/01/31	577,241	601,556
4.000%, 08/01/31	580,023	605,007
4.500%, 05/01/29	145,912	153,988
5.000%, 03/01/27	72,810	77,143
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/42	2,061,901	2,065,173
3.000%, 01/01/43	1,942,271	1,945,354
3.000%, 03/01/43	5,130,839	5,136,750
3.000%, 04/01/43	3,485,043	3,488,361
3.000%, 06/01/43	1,655,651	1,657,227
3.000%, 07/01/43	3,067,518	3,070,439
3.000%, 06/01/45	3,483,645	3,479,773
3.000%, 06/01/46	3,789,359	3,774,977
3.000%, 11/01/46	4,004,978	3,989,778
3.000%, 01/01/47	6,418,812	6,394,451
3.500%, 01/01/42	1,075,722	1,100,467
3.500%, 03/01/42	975,614	997,649
3.500%, 08/01/42	2,628,014	2,687,370
3.500%, 02/01/43	1,412,095	1,443,988
3.500%, 05/01/43	2,194,212	2,242,393
3.500%, 06/01/43	1,283,267	1,311,445
3.500%, 06/01/44	1,584,530	1,615,962
3.500%, 10/01/44	1,700,312	1,734,041

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 11/01/44	2,403,463	2,452,101
3.500%, 12/01/44	2,286,077	2,331,426
3.500%, 05/01/45	2,836,421	2,886,044
3.500%, 08/01/45	3,125,182	3,181,241
3.500%, 11/01/45	3,022,087	3,074,958
3.500%, 12/01/45	1,830,389	1,862,411
3.500%, 03/01/46	5,620,134	5,716,598
3.500%, 06/01/47	3,355,479	3,408,092
3.500%, 08/01/47	2,144,270	2,177,892
3.500%, 10/01/47	2,669,175	2,711,027
3.500%, 11/01/47	2,640,001	2,681,395
3.500%, 02/01/48	5,541,880	5,628,776
4.000%, 06/01/39	541,399	563,414
4.000%, 12/01/39	862,715	897,797
4.000%, 11/01/40	859,063	894,202
4.000%, 04/01/41	852,089	886,443
4.000%, 09/01/41	893,375	929,394
4.000%, 10/01/41	1,988,262	2,068,424
4.000%, 11/01/41	801,078	833,376
4.000%, 10/01/43	2,464,671	2,563,829
4.000%, 07/01/44	2,410,320	2,499,551
4.000%, 10/01/44	1,828,227	1,895,909
4.000%, 07/01/45	2,878,732	2,977,020
4.000%, 01/01/46	2,922,619	3,022,406
4.000%, 02/01/46	1,563,130	1,616,500
4.000%, 06/01/47	3,504,985	3,624,880
4.000%, 10/01/47	1,679,183	1,736,623
4.000%, 11/01/47	1,674,616	1,731,899
4.000%, 03/01/48	2,655,060	2,745,881
4.000%, 05/01/48	1,853,648	1,908,251
4.000%, 10/01/48	2,418,339	2,492,415
4.000%, 11/01/48	2,922,999	3,009,101
4.000%, 01/01/49	1,968,974	2,026,973
4.500%, 10/01/35	259,124	273,786
4.500%, 06/01/38	394,517	416,840
4.500%, 02/01/39	301,391	319,458
4.500%, 03/01/39	251,142	266,258
4.500%, 04/01/39	449,003	476,028
4.500%, 09/01/39	489,318	518,770
4.500%, 10/01/39	1,291,222	1,368,939
4.500%, 11/01/39	369,300	391,528
4.500%, 01/01/40	307,976	326,513
4.500%, 05/01/40	494,959	523,179
4.500%, 11/01/40	773,128	817,209
4.500%, 02/01/41	156,650	165,979
4.500%, 05/01/41	438,602	464,723
4.500%, 06/01/41	317,350	336,250
4.500%, 12/01/43	717,129	756,860
4.500%, 12/01/45	901,327	949,741
4.500%, 08/01/47	2,230,629	2,332,528
4.500%, 08/01/48	1,389,393	1,452,932
4.500%, 10/01/48	2,376,198	2,484,864
4.500%, 12/01/48	1,940,829	2,025,856
5.000%, 10/01/33	412,491	443,678
5.000%, 03/01/34	58,498	62,926

BHFTII-158

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.000%, 08/01/35	284,426	$305,946
5.000%, 09/01/35	112,802	121,337
5.000%, 10/01/35	91,036	97,924
5.000%, 01/01/36	309,669	333,099
5.000%, 04/01/38	198,852	214,855
5.000%, 11/01/39	930,218	1,004,287
5.000%, 05/01/40	1,214,100	1,301,788
5.500%, 06/01/34	182,508	198,297
5.500%, 10/01/35	131,095	142,695
5.500%, 12/01/35	321,770	350,241
5.500%, 01/01/36	249,392	271,460
5.500%, 12/01/37	239,938	261,130
5.500%, 04/01/38	1,035,703	1,130,773
5.500%, 07/01/38	115,193	125,767
5.500%, 08/01/38	310,677	339,195
6.000%, 11/01/28	4,701	5,088
6.000%, 12/01/28	3,646	3,980
6.000%, 04/01/29	1,751	1,874
6.000%, 06/01/31	1,820	1,953
6.000%, 07/01/31	493	546
6.000%, 09/01/31	50,581	53,214
6.000%, 11/01/32	16,355	18,098
6.000%, 06/01/34	64,740	69,140
6.000%, 11/01/35	63,057	69,787
6.000%, 02/01/36	80,682	86,762
6.000%, 08/01/36	28,819	32,046
6.000%, 10/01/36	93,472	104,132
6.000%, 11/01/36	45,461	48,681
6.000%, 01/01/37	44,896	48,977
6.000%, 02/01/38	107,228	118,762
6.000%, 11/01/39	853,485	952,961
6.000%, 04/01/40	298,823	337,709
6.500%, 02/01/30	4,636	5,060
6.500%, 08/01/31	5,554	6,298
6.500%, 10/01/31	6,316	6,670
6.500%, 11/01/31	11,840	13,460
6.500%, 03/01/32	279,084	316,900
6.500%, 04/01/32	212,946	242,465
6.500%, 09/01/36	250,317	287,220
6.500%, 11/01/37	80,006	90,681
7.000%, 12/01/27	802	898
7.000%, 11/01/28	2,146	2,417
7.000%, 04/01/29	2,147	2,424
7.000%, 05/01/29	576	627
7.000%, 06/01/29	5,116	5,410
7.000%, 07/01/29	1,048	1,154
7.000%, 01/01/31	39,358	40,902
7.500%, 08/01/24	6,035	6,063
7.500%, 10/01/27	5,126	5,767
7.500%, 10/01/29	7,625	8,774
7.500%, 05/01/30	10,585	11,930
8.000%, 02/01/27	2,077	2,358
8.000%, 10/01/28	3,709	4,209

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
3.060%, 07/25/23 (a)	4,800,000	4,882,982
3.117%, 06/25/27	2,000,000	2,030,456
3.171%, 10/25/24	975,000	998,941
3.187%, 09/25/27 (a)	1,265,000	1,289,518
3.194%, 07/25/27	685,000	699,138
3.780%, 10/25/28 (a)	4,000,000	4,259,029
3.920%, 09/25/28 (a)	2,900,000	3,121,632
Ginnie Mae I 15 Yr. Pool
3.000%, 08/15/28	1,557,122	1,576,475
5.000%, 10/15/20	37,823	38,261
5.000%, 01/15/21	29,637	29,793
Ginnie Mae I 30 Yr. Pool
3.000%, 11/15/42	1,883,010	1,901,538
3.000%, 12/15/42	1,510,758	1,525,624
3.000%, 02/15/43	1,212,941	1,224,877
3.000%, 03/15/43	1,434,114	1,448,181
3.000%, 05/15/43	2,019,131	2,038,937
3.000%, 07/15/43	1,325,482	1,338,484
3.500%, 01/15/42	1,817,022	1,868,116
3.500%, 02/15/42	584,214	600,307
3.500%, 03/15/42	1,324,026	1,360,497
3.500%, 05/15/42	832,686	855,623
3.500%, 09/15/42	1,132,207	1,163,394
3.500%, 05/15/43	1,529,704	1,570,523
4.000%, 07/15/39	1,249,658	1,302,137
4.000%, 07/15/40	747,149	778,966
4.000%, 03/15/41	407,668	425,058
4.000%, 10/15/41	1,074,672	1,120,514
4.500%, 01/15/39	176,002	185,224
4.500%, 04/15/39	586,631	617,338
4.500%, 05/15/39	1,124,943	1,183,830
4.500%, 08/15/39	517,037	544,102
4.500%, 01/15/40	554,105	583,110
4.500%, 04/15/40	526,887	553,508
4.500%, 02/15/41	148,047	155,527
4.500%, 04/15/41	359,328	376,551
5.000%, 12/15/35	195,878	208,872
5.000%, 12/15/36	69,369	73,880
5.000%, 01/15/39	607,103	651,611
5.000%, 02/15/39	111,596	119,777
5.000%, 08/15/39	767,685	824,000
5.000%, 09/15/39	184,011	197,510
5.000%, 12/15/39	393,273	422,122
5.000%, 05/15/40	616,344	661,552
5.500%, 03/15/36	129,202	138,498
5.500%, 01/15/37	206,939	224,846
5.500%, 11/15/37	286,467	315,227
5.500%, 09/15/38	50,984	53,851
5.500%, 08/15/39	623,771	687,304
6.000%, 01/15/29	2,519	2,727
6.000%, 01/15/33	134,829	151,101
6.000%, 03/15/35	144,051	162,204
6.000%, 12/15/35	124,817	140,721
6.000%, 06/15/36	88,044	98,667
6.000%, 09/15/36	98,820	110,799

BHFTII-159

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
6.000%, 07/15/38	627,192	$709,883
6.500%, 05/15/23	780	783
6.500%, 02/15/27	17,258	18,796
6.500%, 07/15/28	7,383	8,083
6.500%, 08/15/28	6,983	7,674
6.500%, 11/15/28	5,235	5,842
6.500%, 12/15/28	7,707	8,225
6.500%, 07/15/29	1,783	1,855
6.500%, 05/15/36	105,102	119,858
7.000%, 01/15/28	940	1,047
7.000%, 05/15/28	6,016	6,360
7.000%, 06/15/28	6,036	6,809
7.000%, 10/15/28	6,165	6,868
7.000%, 09/15/29	1,759	1,790
7.000%, 01/15/31	1,175	1,225
7.000%, 03/15/31	10,865	11,376
7.000%, 07/15/31	264,380	306,741
7.000%, 08/15/31	47,569	55,386
7.000%, 02/15/32	7,835	7,950
7.000%, 07/15/32	13,212	15,428
8.000%, 08/15/26	2,188	2,452
8.000%, 09/15/26	2,102	2,317
8.000%, 06/15/29	19,553	21,066
9.000%, 11/15/24	1,275	1,321
Ginnie Mae II 30 Yr. Pool
3.000%, 12/20/42	1,760,387	1,780,249
3.000%, 03/20/43	2,561,018	2,586,340
3.000%, 12/20/44	2,229,000	2,247,247
3.000%, 04/20/45	2,088,676	2,102,213
3.000%, 08/20/45	3,164,188	3,184,695
3.000%, 11/20/45	1,797,720	1,809,371
3.000%, 01/20/46	3,146,384	3,166,776
3.000%, 09/20/46	3,639,655	3,659,515
3.000%, 10/20/46	3,694,382	3,714,541
3.000%, 11/20/46	3,835,368	3,856,296
3.000%, 01/20/47	3,883,570	3,904,761
3.000%, 04/20/47	1,579,387	1,586,031
3.000%, 02/20/48	2,867,002	2,879,062
3.500%, 12/20/41	1,065,978	1,098,806
3.500%, 03/20/42	2,076,357	2,138,864
3.500%, 08/20/42	1,033,869	1,064,992
3.500%, 01/20/43	3,000,443	3,090,768
3.500%, 04/20/43	1,215,009	1,250,251
3.500%, 05/20/43	2,084,326	2,144,782
3.500%, 07/20/44	2,666,975	2,738,061
3.500%, 02/20/45	2,887,344	2,964,304
3.500%, 06/20/45	1,847,720	1,893,988
3.500%, 08/20/45	4,305,707	4,413,524
3.500%, 09/20/45	4,972,038	5,096,540
3.500%, 10/20/45	2,941,277	3,014,928
3.500%, 12/20/45	2,607,668	2,672,965
3.500%, 01/20/46	2,595,957	2,660,961
3.500%, 02/20/46	2,143,151	2,196,816
3.500%, 06/20/46	2,507,353	2,566,659
3.500%, 02/20/47	4,140,743	4,238,684

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.500%, 03/20/47	3,748,283	3,830,972
3.500%, 06/20/47	4,828,110	4,934,620
3.500%, 09/20/47	1,723,751	1,761,778
3.500%, 12/20/47	8,126,082	8,305,347
3.500%, 10/20/48	982,188	1,003,588
4.000%, 11/20/40	1,013,511	1,057,174
4.000%, 12/20/40	1,205,620	1,257,559
4.000%, 05/20/43	1,877,165	1,953,658
4.000%, 11/20/43	719,804	749,136
4.000%, 02/20/44	2,596,071	2,707,954
4.000%, 04/20/44	1,010,143	1,049,545
4.000%, 05/20/44	1,228,116	1,276,020
4.000%, 09/20/44	1,919,572	1,994,446
4.000%, 10/20/44	2,738,435	2,845,250
4.000%, 11/20/44	533,348	554,151
4.000%, 10/20/45	2,210,868	2,293,619
4.000%, 11/20/45	1,160,274	1,203,702
4.000%, 02/20/47	3,009,867	3,114,869
4.000%, 03/20/47	636,294	658,492
4.000%, 04/20/47	2,606,887	2,695,708
4.000%, 05/20/47	2,818,831	2,914,873
4.000%, 09/20/47	2,434,967	2,517,930
4.000%, 07/20/48	2,312,384	2,388,558
4.000%, 08/20/48	1,617,164	1,670,436
4.000%, 09/20/48	2,938,240	3,035,031
4.000%, 11/20/48	4,451,260	4,597,893
4.500%, 08/20/40	845,277	892,391
4.500%, 12/20/40	545,385	575,783
4.500%, 04/20/41	465,661	491,469
4.500%, 03/20/42	393,039	414,822
4.500%, 10/20/43	585,375	615,056
4.500%, 02/20/44	1,166,106	1,225,233
4.500%, 04/20/45	1,066,733	1,120,822
4.500%, 03/20/47	1,479,400	1,546,440
4.500%, 11/20/47	1,593,175	1,660,760
4.500%, 08/20/48	10,853,820	11,278,288
4.500%, 03/20/49	2,000,000	2,078,216
5.000%, 08/20/40	382,174	406,458
5.000%, 10/20/40	398,054	423,347
5.000%, 06/20/44	885,419	941,680
5.000%, 10/20/48	2,461,035	2,573,674
5.000%, 01/20/49	1,991,332	2,082,473
6.500%, 06/20/31	15,493	17,714
6.500%, 11/20/38	322,140	371,952
7.500%, 02/20/28	1,627	1,834

		711,400,610

Federal Agencies—1.4%
Federal Home Loan Bank 1.750%, 06/12/20	12,700,000	12,608,687
Federal Home Loan Mortgage Corp.
1.125%, 08/12/21	5,200,000	5,055,180
1.375%, 05/01/20	2,645,000	2,615,217

BHFTII-160

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
2.125%, 04/24/26	3,500,000	$3,420,445
2.375%, 01/19/23	1,600,000	1,605,072
2.625%, 09/06/24 (b)	2,000,000	2,029,540
6.625%, 11/15/30 (b)	2,450,000	3,377,766
Tennessee Valley Authority 5.250%, 09/15/39	3,350,000	4,295,739

		35,007,646

U.S. Treasury—38.5%
U.S. Treasury Bonds
2.250%, 08/15/46	3,000,000	2,675,846
2.500%, 02/15/45	7,400,000	6,981,425
2.500%, 02/15/46	8,200,000	7,713,586
2.500%, 05/15/46	4,800,000	4,512,235
2.750%, 08/15/42	2,020,000	2,011,365
2.750%, 11/15/42	3,200,000	3,182,983
2.750%, 08/15/47	3,000,000	2,957,997
2.750%, 11/15/47	7,300,000	7,196,689
2.875%, 05/15/43 (b)	5,760,000	5,848,228
2.875%, 11/15/46	4,600,000	4,658,631
3.000%, 11/15/44	11,000,000	11,406,972
3.000%, 05/15/45 (b)	4,500,000	4,669,152
3.000%, 11/15/45	7,700,000	7,991,817
3.000%, 02/15/47	3,000,000	3,114,171
3.000%, 05/15/47	5,800,000	6,012,727
3.000%, 08/15/48 (b)	13,200,000	13,669,383
3.000%, 02/15/49 (b)	1,000,000	1,036,112
3.125%, 11/15/41	3,000,000	3,191,265
3.125%, 02/15/42 (b)	1,800,000	1,912,916
3.125%, 02/15/43 (b)	3,270,000	3,464,822
3.125%, 08/15/44	4,700,000	4,980,445
3.375%, 05/15/44 (b)	3,000,000	3,315,116
3.500%, 02/15/39	2,080,000	2,356,754
3.625%, 08/15/43	2,600,000	2,987,196
3.625%, 02/15/44	8,020,000	9,223,363
3.750%, 08/15/41	1,830,000	2,140,923
3.750%, 11/15/43	2,600,000	3,047,573
3.875%, 08/15/40	5,380,000	6,406,162
4.250%, 05/15/39	2,500,000	3,125,612
4.250%, 11/15/40 (b)	4,280,000	5,361,010
4.375%, 11/15/39	3,900,000	4,955,215
4.375%, 05/15/40 (b)	3,220,000	4,096,165
4.375%, 05/15/41	1,350,000	1,721,655
4.500%, 02/15/36 (b)	1,600,000	2,026,015
4.500%, 05/15/38	4,950,000	6,364,605
5.000%, 05/15/37 (b)	1,560,000	2,108,633
5.250%, 02/15/29	750,000	935,174
5.375%, 02/15/31 (b)	3,675,000	4,776,639
6.125%, 11/15/27	1,750,000	2,256,563
6.250%, 08/15/23	7,700,000	8,972,550
6.250%, 05/15/30	2,500,000	3,422,313
6.375%, 08/15/27	2,900,000	3,774,700
6.500%, 11/15/26	2,500,000	3,219,493
7.125%, 02/15/23	11,125,000	13,123,257

U.S. Treasury—(Continued)
U.S. Treasury Bonds
7.250%, 08/15/22	6,120,000	7,104,038
7.875%, 02/15/21 (b)	4,450,000	4,900,339
8.000%, 11/15/21	2,920,000	3,341,301
8.125%, 08/15/21	1,250,000	1,416,697
8.750%, 08/15/20	1,000,000	1,085,313
U.S. Treasury Notes
1.125%, 02/28/21	10,100,000	9,878,501
1.125%, 06/30/21	14,200,000	13,855,357
1.125%, 07/31/21	12,300,000	11,983,067
1.125%, 08/31/21	6,300,000	6,132,567
1.250%, 03/31/21	6,100,000	5,979,633
1.250%, 07/31/23	8,600,000	8,249,534
1.375%, 04/30/20	11,000,000	10,881,182
1.375%, 08/31/20	14,900,000	14,693,404
1.375%, 01/31/21	5,100,000	5,014,227
1.500%, 08/15/20 (b)	2,000,000	1,976,209
1.500%, 02/28/23 (b)	7,200,000	7,002,229
1.500%, 08/15/26	10,600,000	9,997,514
1.625%, 11/30/20	5,000,000	4,942,284
1.625%, 11/15/22	5,000,000	4,894,476
1.625%, 05/31/23	7,900,000	7,707,540
1.625%, 02/15/26	8,300,000	7,930,999
1.625%, 05/15/26	10,900,000	10,396,060
1.750%, 10/31/20	10,000,000	9,906,777
1.750%, 12/31/20 (b)	14,800,000	14,655,215
1.750%, 11/30/21	11,000,000	10,858,433
1.750%, 02/28/22	9,000,000	8,875,745
1.750%, 05/15/22	8,000,000	7,882,327
1.750%, 05/31/22	5,100,000	5,024,641
1.750%, 05/15/23 (b)	22,720,000	22,280,809
1.875%, 02/28/22	9,000,000	8,907,548
1.875%, 03/31/22	11,000,000	10,889,225
1.875%, 04/30/22	12,100,000	11,969,924
1.875%, 07/31/22	11,100,000	10,971,505
1.875%, 08/31/22	7,400,000	7,312,373
1.875%, 09/30/22	3,000,000	2,964,470
2.000%, 11/30/20	14,800,000	14,718,257
2.000%, 02/28/21	5,000,000	4,971,567
2.000%, 10/31/21	6,000,000	5,961,491
2.000%, 02/15/22	3,800,000	3,775,695
2.000%, 11/30/22	14,700,000	14,579,937
2.000%, 02/15/23	6,900,000	6,839,340
2.000%, 05/31/24	8,400,000	8,294,918
2.000%, 06/30/24 (b)	7,300,000	7,204,674
2.000%, 02/15/25 (b)	23,500,000	23,116,714
2.000%, 08/15/25	14,100,000	13,837,222
2.000%, 11/15/26	7,300,000	7,122,777
2.125%, 08/31/20	5,800,000	5,781,118
2.125%, 06/30/21 (b)	12,000,000	11,962,057
2.125%, 08/15/21	8,710,000	8,680,332
2.125%, 12/31/21	11,900,000	11,861,682
2.125%, 12/31/22	7,200,000	7,170,462
2.125%, 02/29/24	12,000,000	11,930,029
2.125%, 03/31/24	6,200,000	6,165,812
2.125%, 05/15/25	16,400,000	16,226,459

BHFTII-161

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.250%, 02/15/21	11,000,000	$10,988,544
2.250%, 07/31/21	13,000,000	12,993,733
2.250%, 11/15/24	18,100,000	18,064,798
2.250%, 11/15/25	10,800,000	10,749,773
2.250%, 02/15/27	9,900,000	9,825,387
2.250%, 08/15/27	2,100,000	2,080,019
2.250%, 11/15/27	7,600,000	7,519,898
2.375%, 12/31/20	7,600,000	7,606,120
2.375%, 04/15/21	5,000,000	5,009,279
2.375%, 08/15/24	15,900,000	15,980,979
2.375%, 05/15/27 (b)	8,000,000	8,008,307
2.500%, 06/30/20	7,000,000	7,009,480
2.500%, 08/15/23	14,400,000	14,554,282
2.500%, 05/15/24	10,000,000	10,114,858
2.625%, 08/15/20	6,000,000	6,019,283
2.625%, 11/15/20	4,000,000	4,017,370
2.625%, 02/15/29	5,000,000	5,092,233
2.750%, 09/30/20	16,000,000	16,091,764
2.750%, 11/15/23	19,335,000	19,756,826
2.750%, 02/15/24	12,400,000	12,684,334
2.750%, 02/28/25	6,900,000	7,074,056
2.750%, 02/15/28	9,100,000	9,360,243
2.875%, 05/15/28	12,900,000	13,400,570
2.875%, 08/15/28	6,000,000	6,234,447
3.125%, 11/15/28	8,000,000	8,486,813
3.500%, 05/15/20	25,390,000	25,696,866
3.625%, 02/15/21	1,500,000	1,535,898

		966,923,619

Total U.S. Treasury & Government Agencies (Cost $1,719,955,611)		1,713,331,875

Corporate Bonds & Notes—26.6%

Aerospace/Defense—0.6%
Boeing Co. (The) 7.250%, 06/15/25	460,000	562,966
General Dynamics Corp. 3.000%, 05/11/21 (b)	1,000,000	1,008,950
Lockheed Martin Corp. 3.550%, 01/15/26 (b)	1,000,000	1,032,910
4.090%, 09/15/52 (b)	3,454,000	3,502,840
Northrop Grumman Corp. 3.250%, 01/15/28	1,100,000	1,081,366
Northrop Grumman Systems Corp. 7.750%, 02/15/31	515,000	705,936
Raytheon Co. 3.125%, 10/15/20	1,000,000	1,009,730
United Technologies Corp. 3.125%, 05/04/27	2,000,000	1,954,620
4.500%, 06/01/42	2,645,000	2,730,222
7.500%, 09/15/29	200,000	262,280

		13,851,820

Agriculture—0.4%
Altria Group, Inc. 4.000%, 01/31/24	1,000,000	1,028,060
Archer-Daniels-Midland Co. 4.479%, 03/01/21 (b)	2,000,000	2,073,340
Philip Morris International, Inc. 3.250%, 11/10/24 (b)	2,000,000	2,026,040
Reynolds American, Inc. 4.450%, 06/12/25	3,800,000	3,905,450

		9,032,890

Auto Manufacturers—0.6%
American Honda Finance Corp. 2.300%, 09/09/26	1,100,000	1,041,029
Daimler Finance North America LLC 8.500%, 01/18/31 (b)	1,050,000	1,492,995
Ford Motor Co. 7.450%, 07/16/31	2,200,000	2,345,156
Ford Motor Credit Co. LLC 2.597%, 11/04/19	2,000,000	1,993,180
General Motors Financial Co., Inc. 3.200%, 07/06/21	2,000,000	1,993,900
4.350%, 01/17/27 (b)	3,200,000	3,105,984
Toyota Motor Credit Corp. 3.300%, 01/12/22 (b)	4,000,000	4,072,640

		16,044,884

Banks—6.0%
Bank of America Corp. 2.625%, 04/19/21 (b)	1,000,000	997,280
3.300%, 01/11/23	4,075,000	4,127,445
4.100%, 07/24/23	2,905,000	3,038,194
4.200%, 08/26/24	3,000,000	3,104,580
5.875%, 02/07/42	3,000,000	3,741,780
Bank of Montreal 1.900%, 08/27/21	1,000,000	981,930
Bank of Nova Scotia (The) 2.700%, 03/07/22	3,000,000	3,001,620
Barclays plc 4.375%, 01/12/26	3,500,000	3,522,540
BNP Paribas S.A. 5.000%, 01/15/21	1,225,000	1,272,934
Branch Banking & Trust Co. 2.850%, 04/01/21	3,400,000	3,405,916
Capital One N.A. 2.250%, 09/13/21	3,000,000	2,950,980
Citigroup, Inc. 2.700%, 03/30/21 (b)	2,000,000	1,997,980
3.200%, 10/21/26	1,700,000	1,662,141
4.750%, 05/18/46	4,400,000	4,543,968
5.375%, 08/09/20	2,200,000	2,275,042
Cooperatieve Rabobank UA 5.250%, 05/24/41	1,640,000	1,966,639
Credit Suisse AG 4.375%, 08/05/20	2,611,000	2,664,891

BHFTII-162

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	1,000,000	$1,017,130
Deutsche Bank AG 4.250%, 10/14/21	900,000	903,870
Fifth Third Bancorp 8.250%, 03/01/38	1,175,000	1,637,292
Goldman Sachs Group, Inc. (The) 3.850%, 01/26/27	1,900,000	1,907,448
4.000%, 03/03/24	2,000,000	2,061,840
4.017%, 3M LIBOR + 1.373%, 10/31/38 (a)	2,000,000	1,904,680
6.000%, 06/15/20	2,000,000	2,074,060
6.125%, 02/15/33 (b)	2,075,000	2,557,562
HSBC Holdings plc 5.100%, 04/05/21	2,556,000	2,661,639
5.250%, 03/14/44	900,000	989,046
6.500%, 09/15/37	905,000	1,125,621
HSBC USA, Inc. 2.350%, 03/05/20	3,000,000	2,989,710
JPMorgan Chase & Co. 2.950%, 10/01/26	2,000,000	1,952,080
3.250%, 09/23/22	2,850,000	2,891,126
3.882%, 3M LIBOR + 1.360%, 07/24/38 (a)	2,100,000	2,056,047
3.900%, 07/15/25	4,700,000	4,875,263
4.950%, 03/25/20	2,650,000	2,706,207
KeyBank N.A. 3.300%, 06/01/25 (b)	3,800,000	3,845,258
KFW 1.625%, 03/15/21	5,500,000	5,421,405
2.375%, 08/25/21 (b)	1,945,000	1,946,459
2.750%, 09/08/20 (b)	2,300,000	2,311,063
Landwirtschaftliche Rentenbank 2.000%, 01/13/25	1,500,000	1,464,720
Lloyds Bank plc 6.375%, 01/21/21	1,500,000	1,589,265
Mitsubishi UFJ Financial Group, Inc. 2.998%, 02/22/22	1,900,000	1,904,313
3.850%, 03/01/26	1,000,000	1,034,480
Morgan Stanley 4.300%, 01/27/45	2,900,000	2,946,661
4.350%, 09/08/26	3,800,000	3,895,380
5.625%, 09/23/19	1,900,000	1,924,586
7.250%, 04/01/32	1,850,000	2,472,784
National Australia Bank, Ltd. 2.800%, 01/10/22	1,900,000	1,895,782
Oesterreichische Kontrollbank AG 2.875%, 03/13/23	1,300,000	1,323,790
PNC Bank N.A. 2.950%, 02/23/25 (b)	4,100,000	4,080,443
Royal Bank of Scotland Group plc 3.498%, 3M LIBOR + 1.480%, 05/15/23 (a)	1,000,000	992,960
3.875%, 09/12/23	1,000,000	1,004,280
Santander UK Group Holdings plc 2.875%, 08/05/21	1,500,000	1,488,855
Sumitomo Mitsui Financial Group, Inc. 2.632%, 07/14/26	4,700,000	4,508,475

Banks—(Continued)
Toronto-Dominion Bank (The) 3.500%, 07/19/23 (b)	3,000,000	3,084,300
U.S. Bancorp 3.600%, 09/11/24 (b)	3,000,000	3,090,060
UBS AG 4.875%, 08/04/20	3,500,000	3,595,865
Wells Fargo & Co. 2.600%, 07/22/20	4,000,000	3,994,280
3.000%, 01/22/21 (b)	3,400,000	3,414,076
3.000%, 10/23/26	2,000,000	1,946,540
Wells Fargo Bank N.A. 5.950%, 08/26/36	1,900,000	2,297,556
Westpac Banking Corp. 2.800%, 01/11/22	2,000,000	2,001,440

		151,041,557

Beverages—0.7%
Anheuser-Busch InBev Finance, Inc. 4.900%, 02/01/46	5,300,000	5,295,442
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/48	1,165,000	1,092,234
5.550%, 01/23/49	1,900,000	2,085,212
Coca-Cola Co. (The) 3.150%, 11/15/20	280,000	282,511
3.200%, 11/01/23	3,000,000	3,084,030
Keurig Dr Pepper, Inc. 4.057%, 05/25/23 (144A)	1,000,000	1,028,840
PepsiCo, Inc. 3.600%, 03/01/24	3,975,000	4,151,530

		17,019,799

Biotechnology—0.4%
Amgen, Inc. 2.600%, 08/19/26	3,200,000	3,024,256
3.625%, 05/22/24	1,200,000	1,233,144
Celgene Corp. 4.625%, 05/15/44	2,000,000	2,015,600
Gilead Sciences, Inc. 3.650%, 03/01/26	3,000,000	3,059,580

		9,332,580

Chemicals—0.4%
Dow Chemical Co. (The) 4.250%, 11/15/20 (b)	2,750,000	2,803,955
9.400%, 05/15/39	650,000	987,357
LyondellBasell Industries NV 4.625%, 02/26/55 (b)	1,400,000	1,258,236
Nutrien, Ltd. 4.875%, 03/30/20	970,000	988,915
Praxair, Inc. 3.000%, 09/01/21 (b)	3,950,000	3,987,248

		10,025,711

BHFTII-163

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—0.5%
Apple, Inc. 2.250%, 02/23/21 (b)	3,000,000	$2,987,760
2.400%, 05/03/23	2,072,000	2,053,145
4.450%, 05/06/44	944,000	1,036,446
4.650%, 02/23/46	2,700,000	3,050,919
Hewlett Packard Enterprise Co. 4.900%, 10/15/25 (b)	1,400,000	1,487,836
International Business Machines Corp. 4.000%, 06/20/42 (b)	3,200,000	3,157,376

		13,773,482

Cosmetics/Personal Care—0.3%
Procter & Gamble Co. (The) 2.300%, 02/06/22 (b)	3,600,000	3,586,464
Unilever Capital Corp. 2.900%, 05/05/27 (b)	1,500,000	1,477,785
5.900%, 11/15/32	1,500,000	1,894,050

		6,958,299

Diversified Financial Services—0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.950%, 02/01/22 (b)	1,800,000	1,825,668
American Express Credit Corp. 3.300%, 05/03/27	3,000,000	3,039,300
BlackRock, Inc. 3.500%, 03/18/24	3,800,000	3,946,984
GE Capital International Funding Co. 4.418%, 11/15/35	2,700,000	2,500,848
Intercontinental Exchange, Inc. 3.750%, 12/01/25	1,000,000	1,041,030
Visa, Inc. 2.800%, 12/14/22 (b)	3,000,000	3,029,130

		15,382,960

Electric—1.7%
Connecticut Light & Power Co. (The) 4.000%, 04/01/48 (b)	1,000,000	1,037,740
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43	3,070,000	3,020,174
Dominion Energy, Inc. 3.900%, 10/01/25	1,900,000	1,963,726
DTE Electric Co. 3.700%, 03/15/45 (b)	4,000,000	3,933,440
Duke Energy Carolinas LLC 5.300%, 02/15/40	2,000,000	2,399,120
Duke Energy Corp. 3.050%, 08/15/22	4,000,000	4,024,600
Exelon Corp. 3.400%, 04/15/26 (b)	3,000,000	2,997,360
5.625%, 06/15/35	1,500,000	1,712,940
FirstEnergy Corp. 3.900%, 07/15/27	2,000,000	2,028,360
Florida Power & Light Co. 5.950%, 02/01/38	1,700,000	2,188,733

Electric—(Continued)
Georgia Power Co. 4.300%, 03/15/42	2,000,000	1,986,260
MidAmerican Energy Co. 4.250%, 07/15/49	1,500,000	1,595,490
Northern States Power Co. 6.250%, 06/01/36	2,200,000	2,849,638
Ohio Power Co. 5.375%, 10/01/21	1,640,000	1,744,025
Oncor Electric Delivery Co. LLC 7.000%, 05/01/32	950,000	1,275,964
PacifiCorp 2.950%, 02/01/22	2,800,000	2,823,492
PPL Capital Funding, Inc. 3.400%, 06/01/23	2,000,000	2,005,600
PSEG Power LLC 8.625%, 04/15/31 (b)	1,000,000	1,332,150
Sempra Energy 3.400%, 02/01/28	2,100,000	2,024,337

		42,943,149

Electrical Components & Equipment—0.1%
Emerson Electric Co. 4.875%, 10/15/19	1,800,000	1,821,168

Environmental Control—0.1%
Waste Management, Inc. 7.000%, 07/15/28	1,265,000	1,594,242

Food—0.4%
General Mills, Inc. 4.200%, 04/17/28 (b)	1,500,000	1,557,060
Kraft Heinz Foods Co. 3.000%, 06/01/26 (b)	3,300,000	3,085,038
Kroger Co. (The) 3.300%, 01/15/21	1,900,000	1,913,604
Sysco Corp. 2.600%, 06/12/22	2,400,000	2,378,832
Tyson Foods, Inc. 3.550%, 06/02/27	1,200,000	1,178,412

		10,112,946

Forest Products & Paper—0.1%
Georgia-Pacific LLC 8.000%, 01/15/24	1,800,000	2,197,476
International Paper Co. 3.000%, 02/15/27 (b)	1,500,000	1,445,655

		3,643,131

Gas—0.1%
NiSource, Inc. 4.800%, 02/15/44	1,500,000	1,575,870

Healthcare-Products—0.5%
Abbott Laboratories 4.750%, 11/30/36	3,000,000	3,369,360

BHFTII-164

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Becton Dickinson & Co. 4.669%, 06/06/47	2,000,000	$2,091,380
Medtronic, Inc. 4.625%, 03/15/45	3,000,000	3,425,370
Thermo Fisher Scientific, Inc. 4.150%, 02/01/24	3,445,000	3,599,439

		12,485,549

Healthcare-Services—0.5%
Aetna, Inc. 2.750%, 11/15/22	3,000,000	2,958,870
Anthem, Inc. 5.850%, 01/15/36	1,800,000	2,098,098
Laboratory Corp. of America Holdings 4.625%, 11/15/20	1,900,000	1,941,743
UnitedHealth Group, Inc. 3.750%, 07/15/25	3,600,000	3,754,620
4.250%, 06/15/48	1,000,000	1,051,170

		11,804,501

Insurance—0.8%
Aflac, Inc. 3.625%, 06/15/23	1,475,000	1,531,964
Allstate Corp. (The) 7.450%, 05/16/19	1,700,000	1,708,772
American International Group, Inc. 3.300%, 03/01/21 (b)	3,000,000	3,019,050
4.500%, 07/16/44	1,100,000	1,053,041
AXA S.A. 8.600%, 12/15/30	1,165,000	1,549,590
Berkshire Hathaway, Inc. 3.125%, 03/15/26 (b)	2,900,000	2,928,275
Chubb Corp. (The) 6.000%, 05/11/37	865,000	1,112,926
Chubb INA Holdings, Inc. 3.350%, 05/15/24	2,000,000	2,046,720
Hartford Financial Services Group, Inc. (The) 6.100%, 10/01/41	780,000	947,942
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26 (b)	2,000,000	2,050,540
Principal Financial Group, Inc. 3.100%, 11/15/26 (b)	1,000,000	974,010
Prudential Financial, Inc. 5.700%, 12/14/36	1,525,000	1,820,408

		20,743,238

Internet—0.3%
Alibaba Group Holding, Ltd. 4.200%, 12/06/47 (b)	1,400,000	1,375,780
Amazon.com, Inc. 3.800%, 12/05/24 (b)	1,800,000	1,897,632
3.875%, 08/22/37 (b)	1,900,000	1,977,007

Internet—(Continued)
eBay, Inc. 3.600%, 06/05/27	1,500,000	1,461,180

		6,711,599

Iron/Steel—0.0%
Vale Overseas, Ltd. 6.875%, 11/21/36	528,000	603,958

Machinery-Construction & Mining—0.1%
Caterpillar, Inc. 3.803%, 08/15/42 (b)	1,500,000	1,523,340

Machinery-Diversified—0.1%
Deere & Co. 2.600%, 06/08/22	1,950,000	1,952,145

Media—1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	2,800,000	2,897,496
Comcast Corp. 3.150%, 03/01/26	2,000,000	1,991,440
3.969%, 11/01/47	2,900,000	2,804,358
4.650%, 07/15/42	3,670,000	3,924,478
5.650%, 06/15/35	1,500,000	1,762,830
Discovery Communications LLC 6.350%, 06/01/40	1,800,000	1,984,338
Time Warner Cable LLC
5.000%, 02/01/20	1,900,000	1,931,065
6.550%, 05/01/37	100,000	110,359
Time Warner Entertainment Co. L.P. 8.375%, 03/15/23	380,000	444,733
Time Warner, Inc.
6.100%, 07/15/40	925,000	1,051,327
7.700%, 05/01/32	685,000	914,544
TWDC Enterprises 18 Corp. 2.950%, 06/15/27 (b)	2,000,000	1,999,400
Viacom, Inc. 4.375%, 03/15/43	3,500,000	3,147,655
Walt Disney Co. (The) 6.550%, 03/15/33 (144A)	1,950,000	2,590,185
Warner Media LLC 3.600%, 07/15/25	1,900,000	1,896,219

		29,450,427

Mining—0.2%
Newmont Mining Corp. 6.250%, 10/01/39	1,800,000	2,178,702
Rio Tinto Alcan, Inc. 6.125%, 12/15/33	1,751,000	2,221,354

		4,400,056

Miscellaneous Manufacturing—0.3%
3M Co. 3.625%, 10/15/47	1,000,000	985,330

BHFTII-165

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
General Electric Co.
3.375%, 03/11/24	2,900,000	$2,886,486
5.300%, 02/11/21 (b)	1,915,000	1,982,293
6.750%, 03/15/32	1,250,000	1,444,938
7.500%, 08/21/35	100,000	117,156
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 05/01/20 (b)	1,200,000	1,196,496

		8,612,699

Multi-National—1.4%
African Development Bank 2.625%, 03/22/21	1,000,000	1,004,410
Asian Development Bank
1.625%, 08/26/20 (b)	4,000,000	3,957,080
2.000%, 02/16/22	2,000,000	1,982,480
European Investment Bank
1.625%, 12/15/20	2,000,000	1,974,400
1.875%, 02/10/25 (b)	2,500,000	2,427,800
2.500%, 10/15/24 (b)	3,800,000	3,824,814
4.000%, 02/16/21	1,700,000	1,749,929
4.875%, 02/15/36	1,100,000	1,393,370
Inter-American Development Bank
2.125%, 01/15/25	6,000,000	5,906,580
2.375%, 07/07/27 (b)	1,500,000	1,484,490
7.000%, 06/15/25	200,000	247,194
International Bank for Reconstruction & Development
2.125%, 03/03/25	3,000,000	2,961,120
2.500%, 07/29/25	2,000,000	2,008,180
7.625%, 01/19/23	2,970,000	3,532,459
International Finance Corp. 1.125%, 07/20/21 (b)	1,600,000	1,556,928

		36,011,234

Oil & Gas—1.5%
Apache Finance Canada Corp. 7.750%, 12/15/29	300,000	379,815
BP Capital Markets America, Inc. 3.245%, 05/06/22	3,900,000	3,960,528
Burlington Resources LLC 5.950%, 10/15/36	1,550,000	1,944,273
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	1,800,000	2,158,956
Chevron Corp. 3.191%, 06/24/23 (b)	2,025,000	2,071,555
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	905,779
Equinor ASA 3.250%, 11/10/24 (b)	3,100,000	3,171,207
Exxon Mobil Corp. 3.176%, 03/15/24	2,900,000	2,984,883
Marathon Oil Corp. 6.600%, 10/01/37	2,000,000	2,362,300
Noble Energy, Inc. 3.900%, 11/15/24 (b)	4,200,000	4,244,100

Oil & Gas—(Continued)
Occidental Petroleum Corp. 3.400%, 04/15/26	1,000,000	1,019,970
Petroleos Mexicanos
4.875%, 01/24/22 (b)	1,900,000	1,915,941
6.625%, 06/15/35 (b)	3,400,000	3,220,242
6.750%, 09/21/47	1,700,000	1,559,393
Phillips 66 4.875%, 11/15/44	1,000,000	1,095,220
Shell International Finance B.V. 1.875%, 05/10/21 (b)	3,000,000	2,960,670
Total Capital International S.A. 2.700%, 01/25/23 (b)	1,500,000	1,499,895
Valero Energy Corp. 3.400%, 09/15/26	1,000,000	979,550

		38,434,277

Oil & Gas Services—0.2%
Halliburton Co. 3.500%, 08/01/23	4,000,000	4,084,920

Pharmaceuticals—1.5%
AbbVie, Inc. 4.400%, 11/06/42	3,200,000	2,955,072
Allergan Funding SCS 3.800%, 03/15/25	2,400,000	2,430,360
AstraZeneca plc 4.000%, 09/18/42	1,200,000	1,159,056
CVS Health Corp. 3.350%, 03/09/21	1,500,000	1,512,120
3.700%, 03/09/23	3,000,000	3,048,840
4.780%, 03/25/38	2,500,000	2,474,975
5.050%, 03/25/48	1,500,000	1,510,635
5.125%, 07/20/45	1,900,000	1,929,127
Express Scripts Holding Co. 4.500%, 02/25/26	2,700,000	2,825,523
6.125%, 11/15/41	313,000	370,476
GlaxoSmithKline Capital, Inc. 3.875%, 05/15/28	2,000,000	2,096,140
Johnson & Johnson
3.700%, 03/01/46	2,000,000	2,029,100
5.950%, 08/15/37	910,000	1,180,943
Merck & Co., Inc.
2.400%, 09/15/22 (b)	1,000,000	996,450
6.550%, 09/15/37	1,000,000	1,369,250
Merck Sharp & Dohme Corp. 5.950%, 12/01/28	300,000	365,079
Novartis Capital Corp. 4.400%, 04/24/20	900,000	916,173
Sanofi 4.000%, 03/29/21	1,275,000	1,309,234
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26	3,000,000	2,901,000
Wyeth LLC 5.950%, 04/01/37	3,300,000	4,187,403

		37,566,956

BHFTII-166

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—1.0%
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	220,000	$289,359
Enbridge Energy Partners L.P. 5.875%, 10/15/25	3,000,000	3,392,040
Energy Transfer Operating L.P. 4.650%, 06/01/21 (b)	1,950,000	2,008,403
5.150%, 03/15/45	2,600,000	2,498,522
Enterprise Products Operating LLC 3.950%, 02/15/27	3,800,000	3,926,502
Kinder Morgan Energy Partners L.P. 6.500%, 02/01/37	2,000,000	2,312,440
MPLX L.P. 5.200%, 03/01/47	1,000,000	1,017,320
Sabine Pass Liquefaction LLC 5.625%, 04/15/23	2,700,000	2,929,905
Tennessee Gas Pipeline Co. LLC 7.000%, 10/15/28	1,050,000	1,277,430
7.625%, 04/01/37	640,000	815,335
TransCanada PipeLines, Ltd. 6.200%, 10/15/37	1,800,000	2,142,522
Williams Cos., Inc. (The) 5.250%, 03/15/20 (b)	3,575,000	3,650,468

		26,260,246

Real Estate Investment Trusts—0.6%
American Tower Corp. 3.000%, 06/15/23	2,100,000	2,092,314
Boston Properties L.P. 3.850%, 02/01/23	2,950,000	3,033,986
Digital Realty Trust L.P. 3.700%, 08/15/27 (b)	3,500,000	3,458,980
Simon Property Group L.P.
3.300%, 01/15/26	3,800,000	3,817,214
Ventas Realty L.P. 3.100%, 01/15/23	2,100,000	2,098,467
Welltower, Inc. 4.000%, 06/01/25	1,500,000	1,542,780

		16,043,741

Retail—0.6%
Home Depot, Inc. (The)
2.000%, 04/01/21	1,000,000	989,980
4.250%, 04/01/46	2,000,000	2,116,100
4.400%, 04/01/21 (b)	1,450,000	1,497,908
Lowe’s Cos., Inc. 4.050%, 05/03/47	1,500,000	1,410,300
McDonald’s Corp. 3.700%, 01/30/26	3,000,000	3,097,530
Target Corp.
4.000%, 07/01/42	1,000,000	1,009,990
6.350%, 11/01/32 (b)	708,000	913,801
Walmart, Inc.
2.550%, 04/11/23	4,000,000	3,994,160
5.250%, 09/01/35	935,000	1,127,330

		16,157,099

Semiconductors—0.5%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.000%, 01/15/22	3,100,000	3,087,724
Intel Corp.
2.700%, 12/15/22 (b)	2,000,000	2,010,620
3.734%, 12/08/47	3,500,000	3,520,419
QUALCOMM, Inc. 3.450%, 05/20/25 (b)	4,000,000	4,028,880

		12,647,643

Software—0.7%
Microsoft Corp.
3.125%, 11/03/25 (b)	5,100,000	5,219,340
4.250%, 02/06/47 (b)	3,000,000	3,348,690
Oracle Corp.
1.900%, 09/15/21 (b)	1,800,000	1,770,444
2.500%, 10/15/22 (b)	2,100,000	2,089,731
4.125%, 05/15/45	4,200,000	4,286,100

		16,714,305

Telecommunications—1.2%
AT&T, Inc.
4.100%, 02/15/28 (b)	2,687,000	2,716,643
4.125%, 02/17/26	3,000,000	3,065,970
5.150%, 11/15/46	1,308,000	1,342,444
5.300%, 08/15/58	2,500,000	2,523,067
7.125%, 12/15/31	100,000	119,538
British Telecommunications plc 9.625%, 12/15/30	1,000,000	1,431,650
Cisco Systems, Inc.
2.500%, 09/20/26 (b)	1,200,000	1,168,284
5.500%, 01/15/40 (b)	2,000,000	2,531,600
Deutsche Telekom International Finance B.V.
8.750%, 06/15/30	1,000,000	1,373,150
Orange S.A. 5.500%, 02/06/44 (b)	1,000,000	1,156,490
Telefonica Emisiones S.A. 4.103%, 03/08/27	1,900,000	1,928,557
Verizon Communications, Inc. 3.376%, 02/15/25	2,078,000	2,106,261
4.812%, 03/15/39	3,927,000	4,204,089
5.012%, 04/15/49 (b)	2,032,000	2,213,478
Vodafone Group plc 6.150%, 02/27/37	2,170,000	2,398,653

		30,279,874

Transportation—0.4%
Burlington Northern Santa Fe LLC 4.150%, 04/01/45	3,900,000	4,068,129
CSX Corp. 6.150%, 05/01/37	1,600,000	1,951,920
FedEx Corp. 4.550%, 04/01/46	1,000,000	962,680
Norfolk Southern Corp. 3.000%, 04/01/22 (b)	1,911,000	1,919,638
5.590%, 05/17/25	28,000	31,330

BHFTII-167

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Union Pacific Corp. 6.625%, 02/01/29 (b)	1,200,000	$1,492,128
United Parcel Service, Inc. 5.125%, 04/01/19	760,000	760,000

		11,185,825

Total Corporate Bonds & Notes (Cost $638,043,690)		667,828,120

Foreign Government—1.7%

Electric—0.0%
Hydro-Quebec 8.400%, 01/15/22	1,000,000	1,146,850

Provincial—0.4%
Province of British Columbia Canada 2.000%, 10/23/22	1,970,000	1,942,006
Province of Nova Scotia Canada 9.250%, 03/01/20	250,000	264,540
Province of Ontario Canada 2.450%, 06/29/22	4,000,000	3,992,240
4.400%, 04/14/20	2,100,000	2,140,131
Province of Quebec Canada 7.500%, 07/15/23	350,000	417,676

		8,756,593

Sovereign—1.3%
Colombia Government International Bonds 5.000%, 06/15/45 (b)	1,000,000	1,050,220
8.125%, 05/21/24 (b)	1,500,000	1,817,970
Export Development Canada 2.000%, 05/17/22	1,000,000	989,900
Export-Import Bank of Korea 2.250%, 01/21/20	2,000,000	1,993,260
Japan Bank for International Cooperation 1.750%, 05/28/20	5,000,000	4,957,300
Mexico Government International Bonds
5.750%, 10/12/10	2,000,000	2,049,440
6.750%, 09/27/34 (b)	1,050,000	1,279,814
8.000%, 09/24/22 (b)	2,200,000	2,547,776
Panama Government International Bonds
4.500%, 05/15/47 (c)	1,400,000	1,478,498
5.200%, 01/30/20	1,370,000	1,394,824
Peruvian Government International Bond 8.750%, 11/21/33	1,450,000	2,272,382
Philippine Government International Bonds
3.950%, 01/20/40	2,100,000	2,208,675
5.000%, 01/13/37	1,740,000	2,054,749
Poland Government International Bond 3.250%, 04/06/26 (b)	2,000,000	2,032,200
Republic of Korea 7.125%, 04/16/19	900,000	901,638
Ukraine Government AID Bond 1.471%, 09/29/21	1,600,000	1,565,872

Sovereign—(Continued)
Uruguay Government International Bond 4.375%, 10/27/27 (c)	1,900,000	2,001,992

		32,596,510

Total Foreign Government (Cost $42,146,199)		42,499,953

Mortgage-Backed Securities—1.3%

Commercial Mortgage-Backed Securities—1.3%
Commercial Mortgage Pass-Through Certificates Mortgage Trust
3.765%, 02/10/49	1,539,000	1,592,919
3.902%, 07/10/50	1,835,000	1,914,846
Commercial Mortgage Trust 3.838%, 09/10/47	3,800,000	3,956,032
GS Mortgage Securities Corp. II 3.382%, 05/10/50	1,835,000	1,875,569
GS Mortgage Securities Trust
3.135%, 06/10/46	2,935,000	2,963,238
3.377%, 05/10/45	2,326,491	2,350,992
4.243%, 08/10/46	966,000	1,020,596
JPMBB Commercial Mortgage Securities Trust
3.598%, 11/15/48	3,900,000	4,008,874
3.801%, 08/15/48	1,534,000	1,599,208
Morgan Stanley Bank of America Merrill Lynch Trust
3.544%, 01/15/49	3,850,000	3,942,173
3.635%, 10/15/48	1,547,000	1,597,267
3.732%, 05/15/48	3,750,000	3,900,451
WF-RBS Commercial Mortgage Trust 3.488%, 06/15/46	1,054,000	1,063,274

Total Mortgage-Backed Securities (Cost $32,120,055)		31,785,439

Asset-Backed Securities—0.6%

Asset-Backed - Automobile—0.3%
Ally Auto Receivables Trust 1.990%, 11/15/21	2,990,000	2,965,966
AmeriCredit Automobile Receivables Trust 3.080%, 12/18/23	1,500,000	1,503,781
Ford Credit Auto Owner Trust
3.160%, 10/15/23	1,000,000	1,014,545
Honda Auto Receivables Owner Trust 1.330%, 11/18/22	1,011,000	1,002,369

		6,486,661

Asset-Backed - Credit Card—0.3%
Capital One Multi-Asset Execution Trust 1.660%, 06/17/24	3,000,000	2,936,277
Citibank Credit Card Issuance Trust 2.880%, 01/23/23	4,924,000	4,950,518

		7,886,795

Total Asset-Backed Securities (Cost $14,385,336)		14,373,456

BHFTII-168

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Municipals—0.5%

Security Description	Principal Amount*	Value
Los Angeles, CA Unified School District, Build America Bond 6.758%, 07/01/34	660,000	$878,156
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	1,999,000	2,249,675
New Jersey State Turnpike Authority, Build America Bond 7.414%, 01/01/40	1,700,000	2,553,434
Oregon School Boards Association, General Obligation Unlimited 5.680%, 06/30/28	1,900,000	2,233,070
State of California General Obligation Unlimited, Build America Bond 7.300%, 10/01/39	2,700,000	3,906,981
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	1,230,000	1,208,623

Total Municipals (Cost $11,427,059)		13,029,939

Short-Term Investments—0.2%

Discount Note—0.0%
Federal Home Loan Bank 2.186%, 04/11/19 (d)	800,000	799,462

U.S. Treasury—0.2%
U.S. Treasury Bills
1.215%, 04/02/19 (d)	500,000	499,967
2.130%, 04/09/19 (d)	300,000	299,841
2.302%, 04/18/19 (d)	900,000	898,995
2.376%, 05/07/19 (d)	3,300,000	3,292,126
2.393%, 05/14/19 (d)	700,000	698,022

		5,688,951

Total Short-Term Investments (Cost $6,488,319)		6,488,413

Securities Lending Reinvestments (e)—8.8%

Certificates of Deposit—4.7%
ABN AMRO Bank NV Zero Coupon, 07/05/19	5,947,395	5,958,120
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (a)	3,000,000	3,001,065
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (a)	2,000,000	2,001,932
BNP Paribas S.A. New York
2.784%, 3M LIBOR + 0.050%, 11/06/19 (a)	3,000,000	3,000,000
2.790%, 1M LIBOR + 0.300%, 06/04/19 (a)	2,000,000	2,000,740
Canadian Imperial Bank of Commerce 2.752%, 1M LIBOR + 0.270%, 07/19/19 (a)	3,000,000	3,001,833
Commonwealth Bank of Australia 2.901%, 3M LIBOR + 0.140%, 04/23/19 (a)	2,500,000	2,500,615
Credit Agricole S.A. 2.807%, 1M LIBOR + 0.320%, 05/21/19 (a)	3,000,000	3,000,774
Credit Industriel et Commercial Zero Coupon, 08/01/19	1,970,832	1,982,020
Credit Suisse AG 2.620%, 04/01/19	5,000,000	5,000,070

Certificates of Deposit—(Continued)
HSBC Bank USA, N.A. 2.738%, 3M LIBOR + 0.000%, 08/05/19 (a)	5,000,000	4,999,551
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	5,000,000	5,000,420
KBC Bank NV Zero Coupon, 04/23/19	7,945,172	7,988,640
Mizuho Bank, Ltd. Zero Coupon, 05/28/19	4,966,855	4,979,239
Mizuho Bank, Ltd., New York 2.908%, 04/03/19	5,007,967	4,999,563
Nationwide Building Society Zero Coupon, 06/24/19	2,972,276	2,981,067
Natixis New York
2.910%, SOFR + 0.480%, 06/12/19 (a)	2,000,000	2,000,000
2.788%, 3M LIBOR + 0.090%, 05/10/19 (a)	3,000,000	3,000,642
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (a)	1,000,000	1,000,066
Standard Chartered plc
2.660%, 08/23/19	5,000,000	5,000,890
2.812%, 1M LIBOR + 0.330%, 05/17/19 (a)	2,000,000	2,000,366
3.009%, 3M LIBOR + 0.230%, 04/24/19 (a)	3,000,000	3,000,372
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (a)	7,000,000	7,000,266
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/20/19	4,952,835	4,981,900
Zero Coupon, 08/08/19	1,972,724	1,980,560
2.600%, 07/05/19	2,000,000	2,000,102
Svenska Handelsbanken AB 2.851%, 3M LIBOR + 0.100%, 04/30/19 (a)	4,000,000	4,001,080
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (a)	4,000,000	4,001,640
Wells Fargo Bank N.A. 2.939%, 3M LIBOR + 0.140%, 07/11/19 (a)	10,000,000	9,999,214
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (a)	5,000,000	4,999,971

		117,362,718

Commercial Paper—2.7%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (a)	4,000,000	4,000,052
Bank of China, Ltd. 2.890%, 04/18/19	6,951,673	6,989,514
Barton Capital S.A. 2.650%, 05/02/19	2,980,125	2,992,740
China Construction Bank Corp.
2.840%, 04/29/19	4,962,922	4,988,950
2.860%, 04/18/19	6,949,950	6,990,067
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (a)	2,000,000	2,000,000
Industrial & Commercial Bank of China, Corp. 2.880%, 04/18/19	5,956,800	5,991,126
ING Funding LLC
2.778%, 3M LIBOR + 0.040%, 11/04/19 (a)	10,000,000	10,001,390
2.807%, 3M LIBOR + 0.110%, 05/10/19 (a)	2,000,000	2,000,494

BHFTII-169

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
LMA S.A. & LMA Americas, Corp. 2.750%, 08/05/19	2,958,292	$2,971,506
Matchpoint Finance plc 2.890%, 05/08/19	3,941,879	3,988,236
Sheffield Receivables Co. 2.900%, SOFR + 0.470%, 05/30/19 (a)	5,000,000	5,000,000
Toyota Motor Credit Corp. 2.620%, 08/29/19	4,935,592	4,945,575
Westpac Banking Corp. 2.766%, 1M LIBOR + 0.280%, 05/24/19 (a)	5,000,000	5,002,135

		67,861,785

Master Demand Notes—0.2%
Natixis Financial Products LLC 2.750%, OBFR + 0.350%, 05/03/19 (a)	5,000,000	5,000,000

Repurchase Agreements—0.9%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $1,504,083; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $5,013,611; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $8,877; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $9,053.	8,875	8,875
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $8,434; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $8,601.	8,432	8,432
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $600,125; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $612,000.	600,000	600,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $548,764; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $559,622.	548,649	548,649
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $8,405,789; collateralized by various Common Stock with an aggregate market value of $8,800,005.	8,000,000	8,000,000

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $4,131,581; collateralized by various Common Stock with an aggregate market value of $4,510,000.	4,100,000	4,100,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $4,002,022; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $4,331,856.	4,000,000	4,000,000

		23,765,956

Time Deposits—0.3%
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	2,000,000	2,000,000
DZ Bank AG New York 2.430%, 04/01/19	1,000,000	1,000,000
Nordea Bank New York 2.350%, 04/01/19	1,000,000	1,000,000
Royal Bank of Canada 2.450%, 04/01/19	1,000,000	1,000,000
Skandi New York 2.380%, 04/01/19	2,000,000	2,000,000
Svenska, New York 2.360%, 04/01/19	1,000,000	1,000,000

		8,000,000

Total Securities Lending Reinvestments (Cost $221,974,081)		221,990,459

Total Investments—108.0% (Cost $2,686,540,350)		2,711,327,654
Other assets and liabilities (net)—(8.0)%		(201,766,794)

Net Assets—100.0%		$2,509,560,860

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $215,326,364 and the collateral received consisted of cash in the amount of $221,639,244. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Principal amount of security is adjusted for inflation.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.

BHFTII-170

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $3,619,025, which is 0.1% of net assets.
(CMO)—	Collateralized Mortgage Obligation
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,713,331,875	$—	$1,713,331,875
Total Corporate Bonds & Notes*	—	667,828,120	—	667,828,120
Total Foreign Government*	—	42,499,953	—	42,499,953
Total Mortgage-Backed Securities*	—	31,785,439	—	31,785,439
Total Asset-Backed Securities*	—	14,373,456	—	14,373,456
Total Municipals	—	13,029,939	—	13,029,939
Total Short-Term Investments*	—	6,488,413	—	6,488,413
Total Securities Lending Reinvestments*	—	221,990,459	—	221,990,459
Total Investments	$—	$2,711,327,654	$—	$2,711,327,654

Collateral for Securities Loaned (Liability)	$—	$(221,639,244)	$—	$(221,639,244)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-171

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Curtiss-Wright Corp.	26,025	$2,949,674
Teledyne Technologies, Inc. (a)	22,023	5,219,671

		8,169,345

Air Freight & Logistics—0.3%
XPO Logistics, Inc. (a) (b)	66,413	3,569,035

Airlines—0.3%
JetBlue Airways Corp. (a) (c)	186,436	3,050,093

Auto Components—1.0%
Adient plc (b)	52,905	685,649
Dana, Inc.	87,197	1,546,875
Delphi Technologies plc	53,821	1,036,592
Gentex Corp.	157,667	3,260,554
Goodyear Tire & Rubber Co. (The)	141,224	2,563,216
Visteon Corp. (a)	17,178	1,156,938

		10,249,824

Automobiles—0.2%
Thor Industries, Inc. (b)	31,815	1,984,302

Banks—7.0%
Associated Banc-Corp.	99,952	2,133,975
BancorpSouth Bank (b)	55,167	1,556,813
Bank of Hawaii Corp. (b)	25,066	1,976,955
Bank OZK	73,523	2,130,697
Cathay General Bancorp (b)	46,514	1,577,290
Chemical Financial Corp.	43,474	1,789,390
Commerce Bancshares, Inc.	60,032	3,485,458
Cullen/Frost Bankers, Inc. (b)	38,313	3,719,043
East West Bancorp, Inc.	88,165	4,229,275
First Financial Bankshares, Inc.	41,247	2,383,252
First Horizon National Corp.	193,554	2,705,885
FNB Corp. (b)	197,360	2,092,016
Fulton Financial Corp. (b)	103,325	1,599,471
Hancock Whitney Corp.	52,115	2,105,446
Home BancShares, Inc. (b)	94,395	1,658,520
International Bancshares Corp.	33,125	1,259,744
PacWest Bancorp	73,472	2,763,282
Pinnacle Financial Partners, Inc.	44,326	2,424,632
Prosperity Bancshares, Inc. (b)	40,358	2,787,124
Signature Bank	33,510	4,291,626
Sterling Bancorp	129,369	2,410,144
Synovus Financial Corp.	96,794	3,325,842
TCF Financial Corp.	99,735	2,063,517
Texas Capital Bancshares, Inc. (a)	30,556	1,668,052
Trustmark Corp. (b)	39,643	1,333,194
UMB Financial Corp. (b)	26,851	1,719,538
Umpqua Holdings Corp.	134,024	2,211,396
United Bankshares, Inc. (b)	62,100	2,250,504
Valley National Bancorp (b)	201,916	1,934,355
Webster Financial Corp.	56,130	2,844,107
Wintrust Financial Corp.	34,368	2,313,997

		72,744,540

Beverages—0.2%
Boston Beer Co., Inc. (The) - Class A (a)	5,296	1,560,890

Biotechnology—0.9%
Exelixis, Inc. (a)	182,542	4,344,499
Ligand Pharmaceuticals, Inc. (a) (b)	12,435	1,563,204
United Therapeutics Corp. (a)	26,592	3,121,103

		9,028,806

Building Products—0.9%
Lennox International, Inc. (b)	21,826	5,770,794
Resideo Technologies, Inc. (a)	74,789	1,442,680
Trex Co., Inc. (a)	35,803	2,202,601

		9,416,075

Capital Markets—3.0%
Eaton Vance Corp. (b)	70,044	2,823,474
Evercore, Inc. - Class A	24,934	2,268,994
FactSet Research Systems, Inc. (b)	23,135	5,743,726
Federated Investors, Inc. - Class B (b)	58,238	1,706,956
Interactive Brokers Group, Inc. - Class A (b)	45,667	2,369,204
Janus Henderson Group plc (b)	100,346	2,506,643
Legg Mason, Inc.	52,026	1,423,951
MarketAxess Holdings, Inc. (b)	22,921	5,640,400
SEI Investments Co.	78,519	4,102,618
Stifel Financial Corp.	43,717	2,306,509

		30,892,475

Chemicals—2.8%
Ashland Global Holdings, Inc.	38,085	2,975,581
Cabot Corp.	36,200	1,507,006
Chemours Co. (The)	101,593	3,775,196
Ingevity Corp. (a)	25,313	2,673,306
Minerals Technologies, Inc.	21,427	1,259,693
NewMarket Corp.	5,305	2,300,036
Olin Corp.	100,286	2,320,618
PolyOne Corp.	47,271	1,385,513
RPM International, Inc.	80,068	4,647,147
Scotts Miracle-Gro Co. (The) (b)	23,902	1,878,219
Sensient Technologies Corp.	25,724	1,743,830
Valvoline, Inc.	114,442	2,124,043

		28,590,188

Commercial Services & Supplies—1.5%
Brink’s Co. (The) (b)	30,195	2,277,005
Clean Harbors, Inc. (a)	30,914	2,211,278
Deluxe Corp.	26,564	1,161,378
Healthcare Services Group, Inc. (b)	44,884	1,480,723
Herman Miller, Inc.	35,821	1,260,183
HNI Corp.	26,452	959,943
MSA Safety, Inc.	21,325	2,205,005
Pitney Bowes, Inc. (b)	114,491	786,553
Stericycle, Inc. (a) (b)	51,856	2,822,004

		15,164,072

BHFTII-172

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—1.5%
ARRIS International plc (a)	99,545	$3,146,617
Ciena Corp. (a)	87,478	3,266,429
InterDigital, Inc.	19,838	1,308,911
Lumentum Holdings, Inc. (a)	46,285	2,616,954
NetScout Systems, Inc. (a)	42,604	1,195,894
Plantronics, Inc.	19,925	918,742
ViaSat, Inc. (a) (b)	34,578	2,679,795

		15,133,342

Construction & Engineering—1.2%
AECOM (a)	94,938	2,816,810
Dycom Industries, Inc. (a) (b)	19,122	878,465
EMCOR Group, Inc. (b)	34,058	2,488,959
Granite Construction, Inc. (b)	28,394	1,225,201
KBR, Inc.	85,764	1,637,235
MasTec, Inc. (a) (b)	37,455	1,801,585
Valmont Industries, Inc.	13,346	1,736,315

		12,584,570

Construction Materials—0.2%
Eagle Materials, Inc.	27,916	2,353,319

Consumer Finance—0.6%
Green Dot Corp. - Class A (a)	28,966	1,756,788
Navient Corp.	132,353	1,531,324
SLM Corp. (b)	265,668	2,632,770

		5,920,882

Containers & Packaging—1.4%
AptarGroup, Inc.	38,275	4,072,077
Bemis Co., Inc.	55,447	3,076,200
Greif, Inc. - Class A	15,955	658,144
Owens-Illinois, Inc.	93,434	1,773,377
Silgan Holdings, Inc.	47,015	1,393,054
Sonoco Products Co. (b)	60,767	3,738,994

		14,711,846

Distributors—0.4%
Pool Corp.	23,958	3,952,351

Diversified Consumer Services—0.9%
Adtalem Global Education, Inc. (a)	35,142	1,627,777
Graham Holdings Co. - Class B	2,649	1,809,744
Service Corp. International	110,270	4,427,340
Sotheby’s (a)	20,014	755,529
Weight Watchers International, Inc. (a)	23,621	475,963

		9,096,353

Electric Utilities—1.5%
ALLETE, Inc.	31,334	2,576,595
Hawaiian Electric Industries, Inc.	66,256	2,701,257
IDACORP, Inc.	30,644	3,050,304
OGE Energy Corp. (b)	121,479	5,238,174
PNM Resources, Inc.	48,446	2,293,434

		15,859,764

Electrical Equipment—1.3%
Acuity Brands, Inc.	24,263	2,911,803
EnerSys	26,183	1,706,084
Hubbell, Inc.	33,210	3,918,116
Nvent Electric plc	98,088	2,646,414
Regal-Beloit Corp.	26,024	2,130,585

		13,313,002

Electronic Equipment, Instruments & Components—4.1%
Arrow Electronics, Inc. (a)	51,647	3,979,918
Avnet, Inc.	65,947	2,860,121
Belden, Inc.	23,963	1,286,813
Cognex Corp. (b)	103,901	5,284,405
Coherent, Inc. (a) (b)	14,796	2,096,889
Jabil, Inc.	85,630	2,276,902
Littelfuse, Inc.	15,027	2,742,127
National Instruments Corp.	68,365	3,032,671
SYNNEX Corp.	25,231	2,406,785
Tech Data Corp. (a)	22,697	2,324,400
Trimble, Inc. (a)	152,973	6,180,109
Vishay Intertechnology, Inc. (b)	80,418	1,485,321
Zebra Technologies Corp. - Class A (a)	32,765	6,865,250

		42,821,711

Energy Equipment & Services—1.2%
Apergy Corp. (a)	47,047	1,931,750
Core Laboratories NV	26,954	1,857,939
Ensco plc - Class A (b)	265,934	1,045,121
McDermott International, Inc. (a)	109,962	818,117
Oceaneering International, Inc. (a)	60,114	947,998
Patterson-UTI Energy, Inc.	129,946	1,821,843
Rowan Cos. plc - Class A (a) (b)	77,422	835,383
Transocean, Ltd. (a)	307,968	2,682,401

		11,940,552

Entertainment—1.0%
Cinemark Holdings, Inc. (b)	64,783	2,590,672
Live Nation Entertainment, Inc. (a)	84,115	5,344,667
World Wrestling Entertainment, Inc. - Class A (b)	26,603	2,308,609

		10,243,948

Equity Real Estate Investment Trusts—9.5%
Alexander & Baldwin, Inc.	41,216	1,048,535
American Campus Communities, Inc.	83,343	3,965,460
Brixmor Property Group, Inc.	181,634	3,336,617
Camden Property Trust	58,774	5,965,561
CoreCivic, Inc.	72,183	1,403,959
CoreSite Realty Corp.	22,327	2,389,436
Corporate Office Properties Trust	67,063	1,830,820
Cousins Properties, Inc.	255,683	2,469,898
CyrusOne, Inc.	65,843	3,452,807
Douglas Emmett, Inc.	98,355	3,975,509
EPR Properties	45,559	3,503,487
First Industrial Realty Trust, Inc.	76,995	2,722,543
Geo Group, Inc. (The)	73,424	1,409,741
Healthcare Realty Trust, Inc.	76,205	2,446,943

BHFTII-173

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Highwoods Properties, Inc.	62,985	$2,946,438
Hospitality Properties Trust	100,015	2,631,395
JBG SMITH Properties	67,106	2,774,833
Kilroy Realty Corp.	61,407	4,664,476
Lamar Advertising Co. - Class A	51,797	4,105,430
Liberty Property Trust	89,986	4,357,122
Life Storage, Inc.	28,363	2,758,869
Mack-Cali Realty Corp.	54,933	1,219,513
Medical Properties Trust, Inc.	231,776	4,290,174
National Retail Properties, Inc.	98,298	5,444,726
Omega Healthcare Investors, Inc.	124,214	4,738,764
Pebblebrook Hotel Trust (b)	79,382	2,465,605
PotlatchDeltic Corp.	41,276	1,559,820
Rayonier, Inc.	78,756	2,482,389
Sabra Health Care REIT, Inc. (b)	108,458	2,111,677
Senior Housing Properties Trust	144,590	1,703,270
Tanger Factory Outlet Centers, Inc. (b)	57,136	1,198,713
Taubman Centers, Inc.	37,175	1,965,814
Uniti Group, Inc. (b)	108,858	1,218,121
Urban Edge Properties	69,538	1,321,222
Weingarten Realty Investors	72,755	2,136,814

		98,016,501

Food & Staples Retailing—0.4%
Casey’s General Stores, Inc.	22,264	2,866,936
Sprouts Farmers Market, Inc. (a) (b)	75,493	1,626,119

		4,493,055

Food Products—1.7%
Flowers Foods, Inc. (b)	111,593	2,379,163
Hain Celestial Group, Inc. (The) (a) (b)	54,460	1,259,115
Ingredion, Inc. (b)	40,548	3,839,490
Lancaster Colony Corp. (b)	11,879	1,861,320
Post Holdings, Inc. (a)	40,443	4,424,464
Sanderson Farms, Inc. (b)	11,859	1,563,491
Tootsie Roll Industries, Inc. (b)	11,588	431,550
TreeHouse Foods, Inc. (a) (b)	34,053	2,198,121

		17,956,714

Gas Utilities—1.9%
National Fuel Gas Co.	52,476	3,198,937
New Jersey Resources Corp.	53,992	2,688,261
ONE Gas, Inc.	31,975	2,846,734
Southwest Gas Holdings, Inc.	32,284	2,655,682
Spire, Inc.	30,861	2,539,552
UGI Corp.	105,735	5,859,834

		19,789,000

Health Care Equipment & Supplies—3.7%
Avanos Medical, Inc. (a)	28,861	1,231,787
Cantel Medical Corp.	22,076	1,476,664
Globus Medical, Inc. - Class A (a)	46,311	2,288,226
Haemonetics Corp. (a)	31,023	2,713,892
Hill-Rom Holdings, Inc.	40,546	4,292,200
ICU Medical, Inc. (a)	10,099	2,416,994

Health Care Equipment & Supplies—(Continued)
Inogen, Inc. (a) (b)	10,880	1,037,626
Integra LifeSciences Holdings Corp. (a)	43,025	2,397,353
LivaNova plc (a)	29,611	2,879,670
Masimo Corp. (a)	29,753	4,114,245
NuVasive, Inc. (a)	31,405	1,783,490
STERIS plc (a)	51,447	6,586,759
West Pharmaceutical Services, Inc.	45,121	4,972,334

		38,191,240

Health Care Providers & Services—2.3%
Acadia Healthcare Co., Inc. (a) (b)	53,799	1,576,849
Amedisys, Inc. (a)	17,717	2,183,797
Chemed Corp.	9,712	3,108,520
Covetrus, Inc. (a) (b)	58,160	1,852,396
Encompass Health Corp.	60,057	3,507,329
HealthEquity, Inc. (a) (b)	33,013	2,442,302
MEDNAX, Inc. (a)	53,473	1,452,861
Molina Healthcare, Inc. (a)	37,989	5,392,919
Patterson Cos., Inc. (b)	50,244	1,097,831
Tenet Healthcare Corp. (a)	50,579	1,458,698

		24,073,502

Health Care Technology—0.4%
Allscripts Healthcare Solutions, Inc. (a) (b)	104,206	994,125
Medidata Solutions, Inc. (a) (b)	37,877	2,774,112

		3,768,237

Hotels, Restaurants & Leisure—4.0%
Boyd Gaming Corp.	48,597	1,329,614
Brinker International, Inc. (b)	22,807	1,012,175
Caesars Entertainment Corp. (a) (b)	354,598	3,081,457
Cheesecake Factory, Inc. (The) (b)	25,367	1,240,954
Churchill Downs, Inc.	21,561	1,946,096
Cracker Barrel Old Country Store, Inc. (b)	14,622	2,363,061
Domino’s Pizza, Inc.	24,962	6,442,692
Dunkin’ Brands Group, Inc.	50,260	3,774,526
Eldorado Resorts, Inc. (a)	39,560	1,847,056
International Speedway Corp. - Class A	14,461	630,933
Jack in the Box, Inc.	15,696	1,272,318
Marriott Vacations Worldwide Corp.	23,923	2,236,800
Papa John’s International, Inc. (b)	13,689	724,832
Penn National Gaming, Inc. (a)	64,667	1,299,807
Scientific Games Corp. - Class A (a)	33,664	687,419
Six Flags Entertainment Corp.	43,465	2,144,998
Texas Roadhouse, Inc.	40,549	2,521,742
Wendy’s Co. (The) (b)	110,622	1,979,028
Wyndham Destinations Inc.	57,453	2,326,272
Wyndham Hotels & Resorts, Inc.	59,537	2,976,255

		41,838,035

Household Durables—1.5%
Helen of Troy, Ltd. (a) (b)	15,567	1,805,149
KB Home (b)	51,468	1,243,981
NVR, Inc. (a)	2,068	5,722,156
Tempur Sealy International, Inc. (a) (b)	27,916	1,609,916

BHFTII-174

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Toll Brothers, Inc.	81,599	$2,953,884
TRI Pointe Group, Inc. (a) (b)	86,165	1,089,126
Tupperware Brands Corp.	29,599	757,142

		15,181,354

Household Products—0.2%
Energizer Holdings, Inc. (b)	38,673	1,737,578

Industrial Conglomerates—0.4%
Carlisle Cos., Inc.	34,837	4,271,713

Insurance—4.6%
Alleghany Corp. (a)	8,799	5,388,508
American Financial Group, Inc.	42,913	4,128,660
Brown & Brown, Inc.	141,197	4,166,723
CNO Financial Group, Inc.	97,748	1,581,563
First American Financial Corp.	67,801	3,491,752
Genworth Financial, Inc. - Class A (a)	304,566	1,166,488
Hanover Insurance Group, Inc. (The)	24,678	2,817,487
Kemper Corp.	37,023	2,818,931
Mercury General Corp.	16,492	825,754
Old Republic International Corp.	173,102	3,621,294
Primerica, Inc.	25,900	3,163,685
Reinsurance Group of America, Inc.	38,204	5,424,204
RenaissanceRe Holdings, Ltd.	25,671	3,683,788
W.R. Berkley Corp.	58,626	4,966,795

		47,245,632

Interactive Media & Services—0.2%
Cars.com, Inc. (a) (b)	37,711	859,811
Yelp, Inc. (a) (b)	45,897	1,583,446

		2,443,257

IT Services—2.7%
CACI International, Inc. - Class A (a)	15,122	2,752,506
CoreLogic, Inc. (a)	48,712	1,815,009
Leidos Holdings, Inc.	88,897	5,697,409
LiveRamp Holdings, Inc. (a)	41,500	2,264,655
MAXIMUS, Inc.	38,803	2,754,237
Perspecta, Inc.	85,535	1,729,518
Sabre Corp.	167,504	3,582,911
Science Applications International Corp.	30,955	2,381,987
WEX, Inc. (a)	26,216	5,033,210

		28,011,442

Leisure Products—0.5%
Brunswick Corp.	52,931	2,664,017
Polaris Industries, Inc.	34,853	2,942,639

		5,606,656

Life Sciences Tools & Services—1.8%
Bio-Rad Laboratories, Inc. - Class A (a)	12,248	3,743,969
Bio-Techne Corp.	22,970	4,560,693
Charles River Laboratories International, Inc. (a)	29,332	4,260,473
PRA Health Sciences, Inc. (a)	35,872	3,956,323

Life Sciences Tools & Services—(Continued)
Syneos Health, Inc. (a)	37,042	1,917,294

		18,438,752

Machinery—4.9%
AGCO Corp.	39,090	2,718,709
Colfax Corp. (a) (b)	57,809	1,715,771
Crane Co.	30,901	2,614,843
Donaldson Co., Inc.	77,784	3,893,867
Graco, Inc. (b)	100,536	4,978,543
IDEX Corp.	46,098	6,994,911
ITT, Inc.	53,157	3,083,106
Kennametal, Inc.	50,015	1,838,051
Lincoln Electric Holdings, Inc.	38,462	3,225,808
Nordson Corp. (b)	31,379	4,158,345
Oshkosh Corp.	42,603	3,200,763
Terex Corp. (b)	37,679	1,210,626
Timken Co. (The)	41,474	1,809,096
Toro Co. (The)	64,551	4,443,691
Trinity Industries, Inc. (b)	81,102	1,762,346
Woodward, Inc.	33,984	3,224,742

		50,873,218

Marine—0.2%
Kirby Corp. (a)	32,775	2,461,730

Media—1.1%
AMC Networks, Inc. - Class A (a) (b)	27,205	1,544,156
Cable One, Inc.	3,018	2,961,805
John Wiley & Sons, Inc. - Class A	27,511	1,216,537
Meredith Corp. (b)	24,315	1,343,647
New York Times Co. (The) - Class A	86,364	2,837,057
TEGNA, Inc.	131,252	1,850,653

		11,753,855

Metals & Mining—2.0%
Allegheny Technologies, Inc. (a) (b)	76,442	1,954,622
Carpenter Technology Corp.	28,817	1,321,259
Commercial Metals Co. (b)	71,544	1,221,972
Compass Minerals International, Inc. (b)	20,602	1,120,131
Reliance Steel & Aluminum Co.	40,798	3,682,428
Royal Gold, Inc. (b)	39,848	3,623,379
Steel Dynamics, Inc.	139,616	4,924,256
United States Steel Corp. (b)	105,356	2,053,388
Worthington Industries, Inc.	23,879	891,164

		20,792,599

Multi-Utilities—0.7%
Black Hills Corp.	32,845	2,432,829
MDU Resources Group, Inc.	119,265	3,080,615
NorthWestern Corp.	30,622	2,156,095

		7,669,539

Multiline Retail—0.3%
Dillard’s, Inc. - Class A (b)	11,238	809,361

BHFTII-175

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—(Continued)
Ollie’s Bargain Outlet Holdings, Inc. (a)	31,361	$2,676,034

		3,485,395

Oil, Gas & Consumable Fuels—2.6%
Callon Petroleum Co. (a) (b)	138,596	1,046,400
Chesapeake Energy Corp. (a) (b)	635,158	1,968,990
CNX Resources Corp. (a) (b)	120,629	1,299,174
EQT Corp. (b)	154,949	3,213,642
Equitrans Midstream Corp. (a) (b)	123,719	2,694,600
Matador Resources Co. (a) (b)	63,001	1,217,809
Murphy Oil Corp. (b)	98,939	2,898,913
Oasis Petroleum, Inc. (a) (b)	164,402	992,988
PBF Energy, Inc. - Class A	72,891	2,269,826
QEP Resources, Inc. (a)	143,760	1,119,890
Range Resources Corp.	126,285	1,419,443
SM Energy Co.	62,806	1,098,477
Southwestern Energy Co. (a)	329,236	1,544,117
World Fuel Services Corp.	40,854	1,180,272
WPX Energy, Inc. (a)	240,387	3,151,474

		27,116,015

Paper & Forest Products—0.4%
Domtar Corp.	38,271	1,900,155
Louisiana-Pacific Corp.	82,347	2,007,620

		3,907,775

Personal Products—0.3%
Edgewell Personal Care Co. (a) (b)	32,915	1,444,639
Nu Skin Enterprises, Inc. - Class A	33,671	1,611,494

		3,056,133

Pharmaceuticals—0.5%
Catalent, Inc. (a)	88,575	3,595,259
Mallinckrodt plc (a)	50,788	1,104,131
Prestige Consumer Healthcare, Inc. (a) (b)	31,504	942,285

		5,641,675

Professional Services—0.8%
ASGN, Inc. (a)	32,025	2,033,267
Insperity, Inc.	22,658	2,801,888
ManpowerGroup, Inc.	36,726	3,036,873

		7,872,028

Real Estate Management & Development—0.5%
Jones Lang LaSalle, Inc.	27,748	4,278,187
Realogy Holdings Corp.	69,023	786,862

		5,065,049

Road & Rail—1.7%
Avis Budget Group, Inc. (a)	38,710	1,349,430
Genesee & Wyoming, Inc. - Class A (a) (b)	34,235	2,983,238
Knight-Swift Transportation Holdings, Inc. (b)	75,762	2,475,902
Landstar System, Inc.	24,400	2,669,116
Old Dominion Freight Line, Inc.	39,484	5,701,095

Road & Rail—(Continued)
Ryder System, Inc.	32,306	2,002,649
Werner Enterprises, Inc. (b)	26,580	907,707

		18,089,137

Semiconductors & Semiconductor Equipment—3.4%
Cirrus Logic, Inc. (a)	35,970	1,513,258
Cree, Inc. (a) (b)	62,782	3,592,386
Cypress Semiconductor Corp. (b)	221,314	3,302,005
First Solar, Inc. (a) (b)	45,934	2,427,153
Integrated Device Technology, Inc. (a)	78,480	3,844,735
MKS Instruments, Inc.	32,964	3,067,300
Monolithic Power Systems, Inc.	24,014	3,253,657
Silicon Laboratories, Inc. (a)	26,207	2,119,098
Synaptics, Inc. (a) (b)	20,924	831,729
Teradyne, Inc.	105,603	4,207,223
Universal Display Corp. (b)	25,788	3,941,696
Versum Materials, Inc.	66,362	3,338,672

		35,438,912

Software—4.1%
ACI Worldwide, Inc. (a)	70,639	2,321,904
Blackbaud, Inc.	29,540	2,355,224
CDK Global, Inc.	75,851	4,461,556
CommVault Systems, Inc. (a)	23,448	1,518,023
Fair Isaac Corp. (a)	17,682	4,802,962
j2 Global, Inc. (b)	28,171	2,439,609
LogMeIn, Inc.	30,921	2,476,772
Manhattan Associates, Inc. (a) (b)	39,544	2,179,270
PTC, Inc. (a) (b)	64,936	5,985,800
Teradata Corp. (a)	71,343	3,114,122
Tyler Technologies, Inc. (a)	23,291	4,760,680
Ultimate Software Group, Inc. (The) (a)	19,269	6,361,275

		42,777,197

Specialty Retail—2.1%
Aaron’s, Inc.	40,873	2,149,920
American Eagle Outfitters, Inc.	101,942	2,260,054
AutoNation, Inc. (a) (b)	35,055	1,252,164
Bed Bath & Beyond, Inc. (b)	83,612	1,420,568
Dick’s Sporting Goods, Inc. (b)	44,862	1,651,370
Five Below, Inc. (a)	33,914	4,213,814
Michaels Cos., Inc. (The) (a) (b)	54,669	624,320
Murphy USA, Inc. (a)	18,248	1,562,394
Sally Beauty Holdings, Inc. (a) (b)	73,320	1,349,821
Signet Jewelers, Ltd. (b)	31,573	857,523
Urban Outfitters, Inc. (a) (b)	45,828	1,358,342
Williams-Sonoma, Inc. (b)	48,751	2,743,219

		21,443,509

Technology Hardware, Storage & Peripherals—0.2%
NCR Corp. (a)	72,342	1,974,213

Textiles, Apparel & Luxury Goods—0.8%
Carter’s, Inc. (b)	27,689	2,790,774
Deckers Outdoor Corp. (a)	17,718	2,604,369

BHFTII-176

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Skechers USA, Inc. - Class A (a)	81,171	$2,728,157

		8,123,300

Thrifts & Mortgage Finance—0.6%
LendingTree, Inc. (a) (b)	4,527	1,591,512
New York Community Bancorp, Inc. (b)	284,238	3,288,634
Washington Federal, Inc.	49,333	1,425,230

		6,305,376

Trading Companies & Distributors—0.7%
GATX Corp. (b)	22,260	1,699,996
MSC Industrial Direct Co., Inc. - Class A	27,459	2,271,134
NOW, Inc. (a) (b)	65,953	920,704
Watsco, Inc.	19,547	2,799,326

		7,691,160

Water Utilities—0.4%
Aqua America, Inc. (b)	108,350	3,948,274

Wireless Telecommunication Services—0.2%
Telephone & Data Systems, Inc.	57,022	1,752,286

Total Common Stocks (Cost $790,502,015)		1,020,652,328

Mutual Fund—1.1%

Investment Company Security—1.1%
SPDR S&P MidCap 400 ETF Trust (Cost $10,690,398)	32,300	11,156,420

Short-Term Investments—0.8%

Discount Notes—0.4%
Fannie Mae 2.375%, 05/08/19 (d)	450,000	448,881
Federal Home Loan Bank 2.270%, 04/15/19 (d)	3,775,000	3,771,447
2.370%, 05/03/19 (d)	250,000	249,462
2.427%, 05/24/19 (d)	200,000	199,288

		4,669,078

U.S. Treasury—0.4%
U.S. Treasury Bills 2.318%, 04/18/19 (d)	1,525,000	1,523,277
2.372%, 05/30/19 (d)	2,750,000	2,739,397

		4,262,674

Total Short-Term Investments (Cost $8,931,699)		8,931,752

Securities Lending Reinvestments (e)—18.8%
Security Description	Principal Amount*	Value

Bank Note—0.1%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (f)	1,000,000	1,000,000

Certificates of Deposit—11.6%
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (f)	3,000,000	3,001,065
Banco Santander S.A. 2.790%, 04/16/19	1,000,000	1,000,171
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (f)	5,000,000	5,004,830
Bank of Nova Scotia 2.860%, SOFR + 0.430%, 05/16/19 (f)	4,000,000	3,999,997
Barclays Bank plc 2.950%, 08/02/19	6,000,000	6,001,620
BNP Paribas S.A. New York 2.624%, 1M LIBOR + 0.140%, 09/16/19 (f)	2,000,000	1,999,988
2.784%, 3M LIBOR + 0.050%, 11/06/19 (f)	1,000,000	1,000,000
Canadian Imperial Bank of Commerce 2.734%, 1M LIBOR + 0.250%, 10/15/19 (f)	2,000,000	2,001,640
2.752%, 1M LIBOR + 0.270%, 07/19/19 (f)	3,000,000	3,001,833
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (f)	5,000,000	5,000,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (f)	1,250,000	1,250,307
Cooperative Rabobank UA 2.933%, 3M LIBOR + 0.150%, 01/08/20 (f)	3,000,000	3,001,329
Credit Agricole S.A. 2.807%, 1M LIBOR + 0.320%, 05/21/19 (f)	3,000,000	3,000,774
Credit Industriel et Commercial
Zero Coupon, 08/01/19	985,416	991,010
2.887%, 3M LIBOR + 0.090%, 10/15/19 (f)	5,000,000	5,001,815
Credit Suisse AG 2.620%, 04/01/19	5,000,000	5,000,070
HSBC Bank USA, N.A. 2.738%, 3M LIBOR + 0.000%, 08/05/19 (f)	5,000,000	4,999,551
KBC Bank NV
Zero Coupon, 04/23/19	4,965,732	4,992,900
Mizuho Bank, Ltd.
Zero Coupon, 05/28/19	4,966,855	4,979,239
Mizuho Bank, Ltd., New York 2.863%, 3M LIBOR + 0.080%, 07/09/19 (f)	2,000,000	1,999,824
MUFG Bank Ltd. 2.800%, 07/16/19	2,000,000	2,001,236
Natixis New York 2.937%, 3M LIBOR + 0.150%, 10/15/19 (f)	2,000,000	2,001,266
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (f)	2,000,000	2,001,124
Shizuoka Bank, Ltd. 2.600%, 05/07/19	2,000,000	2,000,090
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (f)	3,000,000	3,000,198
Societe Generale 2.863%, 3M LIBOR + 0.080%, 07/09/19 (f)	2,000,000	2,000,162
2.863%, 3M LIBOR + 0.200%, 08/21/19 (f)	5,005,769	5,002,840
2.899%, 3M LIBOR + 0.160%, 05/07/19 (f)	2,000,000	2,000,504

BHFTII-177

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
State Street Bank and Trust 2.754%, 1M LIBOR + 0.270%, 05/15/19 (f)	3,500,000	$3,500,801
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (f)	3,000,000	3,000,114
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/20/19	5,943,402	5,978,280
2.600%, 07/05/19	3,000,000	3,000,153
Svenska Handelsbanken AB 2.799%, 1M LIBOR + 0.300%, 10/31/19 (f)	2,000,000	2,002,266
2.873%, 1M LIBOR + 0.380%, 12/10/19 (f)	3,000,000	3,005,274
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (f)	2,000,000	2,001,028
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (f)	3,000,000	3,001,230
Wells Fargo Bank N.A. 2.975%, 3M LIBOR + 0.210%, 10/25/19 (f)	2,000,000	2,000,000
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (f)	6,000,000	5,999,966

		120,724,495

Commercial Paper—3.6%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (f)	5,000,000	5,000,065
Bank of China, Ltd. 2.890%, 04/17/19	5,956,650	5,991,474
Barton Capital S.A. 2.650%, 05/02/19	1,986,750	1,995,160
China Construction Bank Corp. 2.860%, 04/18/19	4,964,250	4,992,905
ING Funding LLC 2.778%, 3M LIBOR + 0.040%, 11/04/19 (f)	8,000,000	8,001,112
2.807%, 3M LIBOR + 0.110%, 05/10/19 (f)	1,000,000	1,000,247
Matchpoint Finance plc 2.450%, 04/01/19	999,796	999,781
Royal Bank of Canada 2.957%, 3M LIBOR + 0.160%, 01/14/20 (f)	3,000,000	3,003,135
Toyota Motor Credit Corp. 2.620%, 08/29/19	4,935,592	4,945,575
Westpac Banking Corp. 2.809%, 3M LIBOR + 0.070%, 08/07/19 (f)	1,500,000	1,500,594

		37,430,048

Repurchase Agreements—2.4%
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $10,078,594; collateralized by various Common Stock with an aggregate market value of $11,002,760.	10,000,000	10,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $2,005,444; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $2,000,458; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $3,559,212; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $3,629,634.	3,558,465	3,558,465
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $1,050,724; collateralized by various Common Stock with an aggregate market value of $1,100,001.	1,000,000	1,000,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $4,030,811; collateralized by various Common Stock with an aggregate market value of $4,400,000.	4,000,000	4,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $907,132; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $964,220.	900,000	900,000
Societe Generale Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $1,026,216; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,112,202.	1,000,000	1,000,000

		24,458,465

Time Deposits—1.1%
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	2,000,000	2,000,000
DNB Bank ASA 2.350%, 04/01/19	4,000,000	4,000,000
Natixis New York 2.400%, 04/01/19	2,000,000	2,000,000
Skandi New York 2.380%, 04/01/19	2,000,000	2,000,000
Svenska, New York 2.360%, 04/01/19	1,000,000	1,000,000

		11,000,000

Total Securities Lending Reinvestments (Cost $194,576,531)		194,613,008

Total Investments—119.2% (Cost $1,004,700,643)		1,235,353,508
Other assets and liabilities (net)—(19.2)%		(198,856,051)

Net Assets—100.0%		$1,036,497,457

BHFTII-178

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $199,159,442 and the collateral received consisted of cash in the amount of $194,418,677 and non-cash collateral with a value of $9,320,613. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2019, the market value of securities pledged was $2,372,200.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
S&P Midcap 400 Index E-Mini Futures	06/21/19	46	USD	8,744,600	$51,913

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTII-179

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,020,652,328	$—	$—	$1,020,652,328
Total Mutual Fund*	11,156,420	—	—	11,156,420
Total Short-Term Investments*	—	8,931,752	—	8,931,752
Total Securities Lending Reinvestments*	—	194,613,008	—	194,613,008
Total Investments	$1,031,808,748	$203,544,760	$—	$1,235,353,508

Collateral for Securities Loaned (Liability)	$—	$(194,418,677)	$—	$(194,418,677)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$51,913	$—	$—	$51,913

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-180

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—95.1% of Net Assets

Security Description	Shares	Value

Australia—7.0%
AGL Energy, Ltd.	45,920	$710,371
Alumina, Ltd.	191,453	331,381
Amcor, Ltd.	83,280	911,437
AMP, Ltd.	197,480	296,025
APA Group	80,604	573,101
Aristocrat Leisure, Ltd.	41,217	720,786
ASX, Ltd.	14,426	717,878
Aurizon Holdings, Ltd.	157,842	511,497
AusNet Services	135,720	171,444
Australia & New Zealand Banking Group, Ltd.	210,073	3,903,108
Bank of Queensland, Ltd.	24,917	161,617
Bendigo & Adelaide Bank, Ltd.	35,779	245,780
BGP Holdings plc (a) (b) (c) (d)	713,624	0
BHP Group plc	154,705	3,739,420
BHP Group, Ltd.	215,308	5,885,684
BlueScope Steel, Ltd.	45,759	454,995
Boral, Ltd.	86,560	283,317
Brambles, Ltd.	109,798	919,950
Caltex Australia, Ltd.	18,604	346,870
Challenger, Ltd.	44,035	260,375
CIMIC Group, Ltd.	8,428	289,437
Coca-Cola Amatil, Ltd.	42,510	261,417
Cochlear, Ltd.	4,099	506,505
Coles Group, Ltd. (c)	80,874	680,987
Commonwealth Bank of Australia	128,977	6,497,574
Computershare, Ltd.	28,910	351,418
Crown Resorts, Ltd.	29,464	241,401
CSL, Ltd.	32,919	4,575,080
Dexus	77,269	699,046
Fortescue Metals Group, Ltd.	125,869	637,178
Goodman Group (REIT)	118,280	1,120,910
GPT Group (The) (REIT)	140,241	618,190
Incitec Pivot, Ltd.	131,085	291,542
Insurance Australia Group, Ltd.	180,136	986,085
Lend Lease Group (REIT)	39,184	345,344
Macquarie Group, Ltd.	23,361	2,147,933
Medibank Private, Ltd.	199,900	392,717
Mirvac Group (REIT)	272,935	532,077
National Australia Bank, Ltd.	198,109	3,568,397
Newcrest Mining, Ltd.	56,335	1,018,341
Oil Search, Ltd.	104,563	580,994
Orica, Ltd.	26,176	328,930
Origin Energy, Ltd. (c)	119,590	614,729
QBE Insurance Group, Ltd.	93,998	820,858
Ramsay Health Care, Ltd.	10,616	485,691
REA Group, Ltd.	4,158	221,507
Rio Tinto, Ltd.	28,205	1,968,212
Santos, Ltd.	145,305	708,329
Scentre Group (REIT)	367,395	1,075,137
Seek, Ltd.	22,233	277,823
Sonic Healthcare, Ltd.	32,696	571,234
South32, Ltd.	363,229	964,430
Stockland (REIT)	162,137	443,926
Suncorp Group, Ltd.	95,658	935,633
Sydney Airport	80,467	425,245
Tabcorp Holdings, Ltd.	153,298	503,870
Telstra Corp., Ltd.	309,539	731,648

Australia—(Continued)
Transurban Group	195,278	1,832,728
Treasury Wine Estates, Ltd.	53,467	569,292
Vicinity Centres (REIT)	252,185	465,454
Washington H Soul Pattinson & Co., Ltd.	7,905	147,896
Wesfarmers, Ltd.	80,874	1,992,843
Westpac Banking Corp.	248,548	4,572,772
Woodside Petroleum, Ltd.	68,426	1,688,344
Woolworths Group, Ltd.	97,245	2,104,414
WorleyParsons, Ltd.	23,498	237,013

		72,175,567

Austria—0.2%
Andritz AG	5,828	250,473
Erste Group Bank AG (c)	24,346	895,725
OMV AG	9,828	533,591
Raiffeisen Bank International AG	9,390	211,179
Verbund AG	4,951	237,691
Voestalpine AG	9,525	290,887

		2,419,546

Belgium—1.0%
Ageas	12,505	603,883
Anheuser-Busch InBev S.A.	55,258	4,642,349
Colruyt S.A.	4,373	323,686
Groupe Bruxelles Lambert S.A.	5,864	570,964
KBC Group NV	17,769	1,243,810
Proximus SADP	11,920	344,393
Solvay S.A.	5,735	621,761
Telenet Group Holding NV	4,184	201,539
UCB S.A.	9,619	827,262
Umicore S.A. (e)	15,189	678,177

		10,057,824

Chile—0.0%
Antofagasta plc	26,957	341,202

China—0.2%
BeiGene, Ltd. (ADR) (c)	2,400	316,800
BOC Hong Kong Holdings, Ltd.	258,465	1,069,979
Minth Group, Ltd.	54,000	170,226
Yangzijiang Shipbuilding Holdings, Ltd.	176,900	196,656

		1,753,661

Denmark—1.7%
AP Moller-Maersk A/S - Class A	274	331,969
AP Moller-Maersk A/S - Class B (e)	493	626,687
Carlsberg A/S - Class B	7,850	981,906
Chr Hansen Holding A/S	7,473	760,172
Coloplast A/S - Class B	8,619	946,861
Danske Bank A/S	53,890	947,461
Demant A/S (c)	7,349	217,846
DSV A/S	14,050	1,163,882
Genmab A/S (c)	4,236	735,954
H Lundbeck A/S	5,421	234,957
ISS A/S	12,164	370,634

BHFTII-181

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
Novo Nordisk A/S - Class B	132,271	$6,932,046
Novozymes A/S - B Shares	16,399	755,136
Orsted A/S	14,039	1,065,503
Pandora A/S	7,708	361,600
Tryg A/S	8,735	239,994
Vestas Wind Systems A/S	14,221	1,198,988

		17,871,596

Finland—1.1%
Elisa Oyj	9,227	416,848
Fortum Oyj	30,377	622,057
Kone Oyj - Class B	26,344	1,331,231
Metso Oyj	7,511	258,979
Neste Oyj	9,073	967,599
Nokia Oyj	432,039	2,460,230
Nokian Renkaat Oyj	7,495	251,352
Nordea Bank Abp	226,093	1,725,415
Orion Oyj - Class B	8,084	303,448
Sampo Oyj - A Shares	32,484	1,474,681
Stora Enso Oyj - R Shares	40,497	497,296
UPM-Kymmene Oyj	37,640	1,100,281
Wartsila Oyj Abp	31,392	507,509

		11,916,926

France—10.5%
Accor S.A.	13,973	566,854
Aeroports de Paris	2,209	427,804
Air Liquide S.A.	30,993	3,950,118
Airbus SE	42,287	5,612,952
Alstom S.A.	13,166	571,874
Amundi S.A.	4,463	281,866
Arkema S.A.	5,073	484,887
Atos SE	7,084	686,435
AXA S.A.	140,288	3,538,530
BioMerieux	3,058	253,669
BNP Paribas S.A.	81,356	3,903,012
Bollore S.A.	61,600	279,146
Bouygues S.A.	14,921	534,004
Bureau Veritas S.A.	19,643	462,055
Capgemini SE	11,166	1,359,357
Carrefour S.A.	42,889	803,038
Casino Guichard Perrachon S.A. (e)	3,989	173,406
Cie de St-Gobain	37,286	1,353,904
Cie Generale des Etablissements Michelin	12,172	1,444,253
CNP Assurances	10,520	231,889
Covivio	3,163	336,218
Credit Agricole S.A.	81,608	989,697
Danone S.A.	44,560	3,440,454
Dassault Aviation S.A.	183	270,269
Dassault Systemes SE	9,434	1,408,095
Edenred	17,136	781,209
Eiffage S.A.	5,760	554,336
Electricite de France S.A.	42,972	588,662
Engie S.A.	134,009	2,001,114
EssilorLuxottica S.A. (e)	21,417	2,342,832
Eurazeo S.A.	2,731	205,768

France—(Continued)
Eutelsat Communications S.A.	14,990	263,054
Faurecia S.A.	5,604	237,091
Gecina S.A. (REIT)	3,720	551,159
Getlink SE	32,808	498,304
Hermes International	2,306	1,525,469
ICADE (REIT) (e)	2,561	216,907
Iliad S.A.	1,762	177,471
Imerys S.A.	2,253	112,751
Ingenico Group S.A.	4,093	293,197
Ipsen S.A.	2,947	405,052
JCDecaux S.A.	4,706	143,622
Kering S.A.	5,564	3,202,993
Klepierre S.A. (REIT)	16,658	584,030
L’Oreal S.A.	18,412	4,960,222
Legrand S.A.	18,736	1,257,239
LVMH Moet Hennessy Louis Vuitton SE	20,298	7,492,836
Natixis S.A.	61,192	327,985
Orange S.A.	146,174	2,381,929
Pernod-Ricard S.A.	15,201	2,732,928
Peugeot S.A.	40,345	987,244
Publicis Groupe S.A.	15,420	827,997
Remy Cointreau S.A.	1,860	248,442
Renault S.A.	14,189	940,792
Rexel S.A.	20,752	234,502
Safran S.A.	24,628	3,382,593
Sanofi	82,145	7,271,127
Sartorius Stedim Biotech	2,011	255,074
Schneider Electric SE	39,783	3,131,757
SCOR SE	11,686	498,371
SEB S.A.	1,809	304,856
Societe BIC S.A.	2,149	191,890
Societe Generale S.A.	55,187	1,601,460
Sodexo S.A.	6,778	747,276
Suez	28,840	382,533
Teleperformance SE	4,265	767,705
Thales S.A.	7,807	937,519
Total S.A. (e)	175,741	9,768,946
UBISOFT Entertainment S.A. (c)	5,696	508,785
Unibail-Rodamco-Westfield	9,927	1,628,954
Valeo S.A.	18,217	530,888
Veolia Environnement S.A.	38,959	872,245
Vinci S.A.	37,291	3,633,466
Vivendi S.A.	76,316	2,214,589
Wendel S.A.	2,267	286,365

		109,357,322

Germany—7.7%
1&1 Drillisch AG	3,915	139,295
adidas AG	13,435	3,267,141
Allianz SE	31,257	6,958,968
Aroundtown S.A.	56,219	464,086
Axel Springer SE	3,006	155,293
BASF SE	66,273	4,871,958
Bayer AG	67,889	4,391,862
Bayerische Motoren Werke AG	23,596	1,821,410
Beiersdorf AG	7,090	738,338

BHFTII-182

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Brenntag AG	11,405	$587,626
Commerzbank AG (c)	77,199	598,089
Continental AG	8,198	1,235,277
Covestro AG	13,863	763,376
Daimler AG	66,196	3,883,018
Delivery Hero AG (c)	6,695	242,151
Deutsche Bank AG	146,810	1,196,721
Deutsche Boerse AG	14,033	1,801,002
Deutsche Lufthansa AG	17,782	390,613
Deutsche Post AG	71,872	2,340,488
Deutsche Telekom AG	241,713	4,015,866
Deutsche Wohnen SE	24,681	1,198,476
E.ON SE	159,780	1,778,664
Evonik Industries AG	13,109	357,268
Fraport AG Frankfurt Airport Services Worldwide	3,260	249,842
Fresenius Medical Care AG & Co. KGaA	15,649	1,259,993
Fresenius SE & Co. KGaA	30,614	1,706,942
GEA Group AG	14,300	374,935
Hannover Rueck SE	4,145	595,716
HeidelbergCement AG	10,444	751,543
Henkel AG & Co. KGaA	7,933	754,587
HOCHTIEF AG	1,646	238,467
Hugo Boss AG	4,934	337,162
Infineon Technologies AG	84,354	1,675,148
Innogy SE	11,200	518,397
KION Group AG	5,441	284,738
LANXESS AG	5,571	297,422
Merck KGaA	9,421	1,075,253
METRO AG	15,747	261,345
MTU Aero Engines AG	3,839	870,044
Muenchener Rueckversicherungs-Gesellschaft AG	10,610	2,513,715
OSRAM Licht AG	7,381	254,178
ProSiebenSat.1 Media SE	14,779	210,837
Puma SE	604	350,681
RWE AG	39,146	1,049,949
SAP SE	71,302	8,246,617
Siemens AG	55,353	5,962,892
Siemens Healthineers AG (c)	10,900	454,749
Symrise AG	8,745	788,334
Telefonica Deutschland Holding AG	58,800	184,823
ThyssenKrupp AG	31,577	434,221
TUI AG	30,068	289,228
Uniper SE	14,858	448,717
United Internet AG	8,781	320,843
Volkswagen AG	2,495	406,468
Vonovia SE	35,809	1,858,011
Wirecard AG	8,665	1,087,359
Zalando SE (c)	8,719	340,260

		79,650,402

Hong Kong—3.6%
AIA Group, Ltd.	879,000	8,749,569
ASM Pacific Technology, Ltd.	19,600	218,968
Bank of East Asia, Ltd. (The)	103,920	337,557
CK Asset Holdings, Ltd.	188,440	1,675,348
CK Hutchison Holdings, Ltd.	201,440	2,115,572

Hong Kong—(Continued)
CK Infrastructure Holdings, Ltd.	49,500	406,365
CLP Holdings, Ltd.	116,377	1,350,360
Dairy Farm International Holdings, Ltd.	24,600	206,432
Galaxy Entertainment Group, Ltd.	173,000	1,177,711
Hang Lung Group, Ltd.	74,000	237,539
Hang Lung Properties, Ltd.	162,000	395,370
Hang Seng Bank, Ltd.	54,400	1,342,234
Henderson Land Development Co., Ltd.	91,192	579,631
HK Electric Investments & HK Electric Investments, Ltd.	197,500	201,905
HKT Trust & HKT, Ltd.	277,980	446,900
Hong Kong & China Gas Co., Ltd.	693,469	1,662,514
Hong Kong Exchanges and Clearing, Ltd.	86,500	3,014,467
Hongkong Land Holdings, Ltd.	86,500	615,692
Hysan Development Co., Ltd.	45,000	241,036
Jardine Matheson Holdings, Ltd.	16,900	1,054,936
Jardine Strategic Holdings, Ltd.	14,600	547,530
Kerry Properties, Ltd.	57,500	256,723
Link REIT (REIT)	150,141	1,755,683
Melco Resorts & Entertainment, Ltd. (ADR)	19,800	447,282
MTR Corp., Ltd.	110,500	684,992
New World Development Co., Ltd.	463,707	769,016
NWS Holdings, Ltd.	99,000	216,401
PCCW, Ltd.	316,000	196,445
Power Assets Holdings, Ltd.	107,549	745,968
Sino Land Co., Ltd.	247,600	478,745
Sun Hung Kai Properties, Ltd.	116,250	1,994,570
Swire Pacific, Ltd. - Class A	36,817	474,206
Swire Properties, Ltd.	83,600	359,666
Techtronic Industries Co., Ltd.	95,000	640,444
WH Group, Ltd.	654,000	699,676
Wharf Holdings, Ltd. (The)	87,976	265,580
Wharf Real Estate Investment Co., Ltd.	87,976	654,992
Wheelock & Co., Ltd.	68,000	499,006
Yue Yuen Industrial Holdings, Ltd.	50,500	173,685

		37,890,716

Ireland—0.6%
AerCap Holdings NV (c)	10,200	474,708
AIB Group plc	60,112	270,315
Bank of Ireland Group plc	80,170	478,204
CRH plc	63,163	1,960,856
James Hardie Industries plc	31,140	401,942
Kerry Group plc - Class A	11,539	1,289,656
Kingspan Group plc	11,136	516,353
Paddy Power Betfair plc	6,200	478,708
Smurfit Kappa Group plc	16,402	458,530

		6,329,272

Israel—0.5%
Azrieli Group, Ltd.	3,090	183,303
Bank Hapoalim B.M.	79,475	528,746
Bank Leumi Le-Israel B.M.	109,068	715,936
Check Point Software Technologies, Ltd. (c)	9,300	1,176,357
Elbit Systems, Ltd.	1,811	234,477
Israel Chemicals, Ltd.	54,463	285,488
Mizrahi Tefahot Bank, Ltd.	11,922	246,062

BHFTII-183

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Israel—(Continued)
Nice, Ltd. (c)	4,746	$579,090
Teva Pharmaceutical Industries, Ltd. (ADR) (c)	70,353	1,103,135
Wix.com, Ltd. (c)	3,200	386,656

		5,439,250

Italy—2.0%
Assicurazioni Generali S.p.A.	85,274	1,580,449
Atlantia S.p.A.	36,067	936,766
Davide Campari-Milano S.p.A.	42,874	421,750
Enel S.p.A.	602,326	3,859,027
Eni S.p.A.	184,398	3,260,692
Ferrari NV	8,924	1,200,569
Intesa Sanpaolo S.p.A.	1,083,294	2,642,549
Leonardo S.p.A.	28,782	335,930
Mediobanca S.p.A.	44,816	466,349
Moncler S.p.A.	13,024	526,942
Pirelli & C S.p.A. (c)	29,117	188,164
Poste Italiane S.p.A.	41,357	402,895
Prysmian S.p.A.	16,202	307,006
Recordati S.p.A.	8,194	319,710
Snam S.p.A.	162,854	838,566
Telecom Italia S.p.A. (c) (e)	826,906	514,915
Telecom Italia S.p.A. - Risparmio Shares	437,140	249,217
Terna Rete Elettrica Nazionale S.p.A.	92,957	590,235
UniCredit S.p.A.	142,434	1,829,185

		20,470,916

Japan—22.9%
Aeon Co., Ltd.	44,500	933,422
AEON Financial Service Co., Ltd.	8,400	171,357
Air Water, Inc.	10,000	145,575
Aisin Seiki Co., Ltd.	10,600	380,704
Ajinomoto Co., Inc.	31,900	511,090
Alfresa Holdings Corp.	15,300	436,561
Alps Electric Co., Ltd.	13,100	274,961
Amada Holdings Co., Ltd.	27,000	267,912
ANA Holdings, Inc.	8,400	308,627
Aozora Bank, Ltd.	9,600	238,050
Asahi Glass Co., Ltd.	12,600	443,300
Asahi Group Holdings, Ltd.	27,300	1,220,873
Asahi Intecc Co., Ltd.	7,100	334,689
Asahi Kasei Corp.	97,000	1,006,777
Asics Corp.	11,000	148,091
Astellas Pharma, Inc.	141,100	2,119,743
Bandai Namco Holdings, Inc.	16,000	751,962
Bank of Kyoto, Ltd. (The)	4,400	184,849
Benesse Holdings, Inc.	5,400	140,763
Bridgestone Corp.	44,400	1,716,619
Brother Industries, Ltd.	16,400	304,676
Calbee, Inc.	5,500	148,517
Canon, Inc.	72,900	2,121,085
Casio Computer Co., Ltd. (e)	16,900	221,360
Central Japan Railway Co.	10,500	2,443,260
Chiba Bank, Ltd. (The)	49,000	267,163
Chubu Electric Power Co., Inc.	45,700	714,566
Chugai Pharmaceutical Co., Ltd.	16,800	1,158,512

Japan—(Continued)
Chugoku Electric Power Co., Inc. (The) (e)	23,700	296,139
Coca-Cola Bottlers Japan Holdings, Inc.	9,900	251,956
Concordia Financial Group, Ltd.	83,000	320,728
Credit Saison Co., Ltd.	10,500	138,908
CyberAgent, Inc.	7,400	303,046
Dai Nippon Printing Co., Ltd.	20,000	479,849
Dai-ichi Life Holdings, Inc.	75,800	1,057,619
Daicel Corp.	22,000	239,717
Daifuku Co., Ltd.	7,400	387,698
Daiichi Sankyo Co., Ltd.	42,100	1,950,007
Daikin Industries, Ltd.	18,200	2,140,852
Daito Trust Construction Co., Ltd.	5,200	725,854
Daiwa House Industry Co., Ltd.	42,500	1,353,869
Daiwa House REIT Investment Corp. (REIT)	110	244,504
Daiwa Securities Group, Inc.	118,000	576,926
Denso Corp.	31,000	1,212,972
Dentsu, Inc.	16,600	704,275
Disco Corp.	2,300	329,367
East Japan Railway Co.	22,300	2,159,472
Eisai Co., Ltd.	18,200	1,024,996
Electric Power Development Co., Ltd.	10,900	266,104
FamilyMart UNY Holdings Co., Ltd.	17,600	449,308
FANUC Corp.	14,000	2,399,271
Fast Retailing Co., Ltd.	4,300	2,026,930
Fuji Electric Co., Ltd.	8,600	245,558
FUJIFILM Holdings Corp.	29,400	1,341,289
Fujitsu, Ltd.	14,600	1,058,681
Fukuoka Financial Group, Inc.	10,600	236,134
Hakuhodo DY Holdings, Inc.	17,600	283,736
Hamamatsu Photonics KK	9,600	373,253
Hankyu Hanshin Holdings, Inc.	16,400	617,108
Hikari Tsushin, Inc.	1,800	341,847
Hino Motors, Ltd.	19,000	160,695
Hirose Electric Co., Ltd.	2,415	255,185
Hisamitsu Pharmaceutical Co., Inc.	4,500	208,021
Hitachi Construction Machinery Co., Ltd.	8,900	237,632
Hitachi High-Technologies Corp.	5,500	226,394
Hitachi Metals, Ltd.	20,000	233,385
Hitachi, Ltd.	70,200	2,283,804
Honda Motor Co., Ltd.	118,800	3,224,068
Hoshizaki Corp.	4,100	254,967
Hoya Corp.	26,800	1,775,675
Hulic Co., Ltd.	17,100	168,252
Idemitsu Kosan Co., Ltd.	10,500	351,178
IHI Corp.	12,200	294,475
Iida Group Holdings Co., Ltd.	12,700	230,907
Inpex Corp.	71,100	675,775
Isetan Mitsukoshi Holdings, Ltd.	26,900	272,512
Isuzu Motors, Ltd.	43,700	577,270
ITOCHU Corp.	105,400	1,915,208
J Front Retailing Co., Ltd.	17,900	213,818
Japan Airlines Co., Ltd.	8,400	296,272
Japan Exchange Group, Inc.	38,100	679,037
Japan Post Bank Co., Ltd.	30,800	337,189
Japan Post Holdings Co., Ltd.	119,400	1,399,813
Japan Prime Realty Investment Corp. (REIT)	51	210,356
Japan Real Estate Investment Corp. (REIT)	96	566,669

BHFTII-184

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Japan Retail Fund Investment Corp. (REIT)	202	$406,616
Japan Tobacco, Inc.	79,300	1,972,340
JFE Holdings, Inc.	35,100	597,648
JGC Corp.	14,000	187,180
JSR Corp.	11,000	171,319
JTEKT Corp.	20,000	247,430
JXTG Holdings, Inc.	237,600	1,083,128
Kajima Corp.	32,000	473,707
Kakaku.com, Inc.	10,700	206,407
Kamigumi Co., Ltd.	8,500	197,395
Kaneka Corp.	4,400	165,696
Kansai Electric Power Co., Inc. (The)	55,000	812,556
Kansai Paint Co., Ltd.	10,300	196,977
Kao Corp.	35,200	2,782,587
Kawasaki Heavy Industries, Ltd.	12,400	306,883
KDDI Corp.	127,000	2,743,054
Keihan Holdings Co., Ltd.	7,800	328,807
Keikyu Corp.	18,000	306,618
Keio Corp.	6,600	427,660
Keisei Electric Railway Co., Ltd.	10,000	364,293
Keyence Corp.	7,100	4,441,638
Kikkoman Corp.	9,600	472,240
Kintetsu Group Holdings Co., Ltd.	12,612	589,065
Kirin Holdings Co., Ltd.	60,300	1,445,485
Kobayashi Pharmaceutical Co., Ltd.	3,600	304,709
Kobe Steel, Ltd.	27,200	205,179
Koito Manufacturing Co., Ltd.	7,700	438,807
Komatsu, Ltd.	65,500	1,533,804
Konami Holdings Corp.	7,300	317,823
Konica Minolta, Inc.	37,000	365,404
Kose Corp.	2,300	424,720
Kubota Corp.	70,700	1,027,425
Kuraray Co., Ltd.	24,500	312,724
Kurita Water Industries, Ltd.	7,100	181,794
Kyocera Corp.	22,700	1,338,840
Kyowa Hakko Kirin Co., Ltd.	20,000	436,428
Kyushu Electric Power Co., Inc.	25,900	306,378
Kyushu Railway Co.	12,700	418,352
Lawson, Inc.	3,800	211,050
LINE Corp. (c)	5,300	186,621
Lion Corp.	19,000	400,907
LIXIL Group Corp.	19,000	254,325
M3, Inc.	31,400	529,293
Makita Corp.	15,200	531,036
Marubeni Corp.	114,800	798,505
Marui Group Co., Ltd.	16,000	324,083
Mazda Motor Corp.	43,000	482,870
McDonald’s Holdings Co. Japan, Ltd.	5,400	250,283
Mebuki Financial Group, Inc.	63,100	161,945
Medipal Holdings Corp.	10,700	254,818
MEIJI Holdings Co., Ltd.	9,600	780,943
Minebea Mitsumi, Inc.	30,800	466,054
MISUMI Group, Inc.	22,200	555,641
Mitsubishi Chemical Holdings Corp.	93,700	662,521
Mitsubishi Corp.	98,500	2,748,288
Mitsubishi Electric Corp.	131,200	1,695,152
Mitsubishi Estate Co., Ltd.	86,400	1,571,252

Japan—(Continued)
Mitsubishi Gas Chemical Co., Inc.	13,000	186,325
Mitsubishi Heavy Industries, Ltd.	20,800	866,267
Mitsubishi Materials Corp.	7,900	209,289
Mitsubishi Motors Corp.	44,999	240,280
Mitsubishi Tanabe Pharma Corp.	15,300	204,897
Mitsubishi UFJ Financial Group, Inc.	860,888	4,278,396
Mitsubishi UFJ Lease & Finance Co., Ltd.	30,700	156,868
Mitsui & Co., Ltd.	118,417	1,844,085
Mitsui Chemicals, Inc.	15,000	363,632
Mitsui Fudosan Co., Ltd.	65,000	1,639,849
Mitsui OSK Lines, Ltd.	7,500	162,223
Mizuho Financial Group, Inc.	1,752,400	2,719,558
MonotaRO Co., Ltd.	9,200	205,537
MS&AD Insurance Group Holdings, Inc.	35,900	1,095,732
Murata Manufacturing Co., Ltd.	38,700	1,937,529
Nabtesco Corp.	7,500	220,296
Nagoya Railroad Co., Ltd.	14,800	411,206
NEC Corp.	20,600	701,182
Nexon Co., Ltd. (c)	32,300	508,248
NGK Insulators, Ltd.	19,300	281,546
NGK Spark Plug Co., Ltd.	12,000	223,905
NH Foods, Ltd.	7,000	252,400
Nidec Corp.	16,300	2,083,481
Nikon Corp.	22,500	318,484
Nintendo Co., Ltd.	8,100	2,322,626
Nippon Building Fund, Inc. (REIT)	88	596,561
Nippon Electric Glass Co., Ltd.	6,200	165,308
Nippon Express Co., Ltd.	5,900	329,177
Nippon Paint Holdings Co., Ltd.	9,500	374,765
Nippon Prologis REIT, Inc.	143	304,767
Nippon Steel & Sumitomo Metal Corp.	56,300	997,277
Nippon Telegraph & Telephone Corp.	47,000	2,000,371
Nippon Yusen KK	12,600	185,566
Nissan Chemical Corp.	10,000	459,682
Nissan Motor Co., Ltd.	166,900	1,373,999
Nisshin Seifun Group, Inc.	15,700	361,052
Nissin Foods Holdings Co., Ltd.	4,700	324,099
Nitori Holdings Co., Ltd.	5,800	751,516
Nitto Denko Corp.	12,600	665,142
Nomura Holdings, Inc.	241,200	866,205
Nomura Real Estate Holdings, Inc.	9,500	182,978
Nomura Real Estate Master Fund, Inc. (REIT)	322	475,179
Nomura Research Institute, Ltd.	6,900	315,024
NSK, Ltd.	26,600	250,350
NTT Data Corp.	40,780	451,147
NTT DoCoMo, Inc.	94,600	2,100,707
Obayashi Corp.	45,500	459,861
Obic Co., Ltd.	5,000	506,770
Odakyu Electric Railway Co., Ltd.	20,100	488,730
OJI Holdings Corp.	68,000	423,534
Olympus Corp.	91,200	992,990
Omron Corp.	13,400	631,207
Ono Pharmaceutical Co., Ltd.	26,100	513,897
Oracle Corp. Japan	3,000	202,051
Oriental Land Co., Ltd.	14,000	1,593,940
ORIX Corp.	92,600	1,334,703
Osaka Gas Co., Ltd.	29,000	573,870

BHFTII-185

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Otsuka Corp.	7,400	$277,804
Otsuka Holdings Co., Ltd.	28,200	1,116,127
Pan Pacific International Holdings Corp.	8,200	544,339
Panasonic Corp.	161,300	1,397,580
Park24 Co., Ltd.	7,400	161,095
Persol Holdings Co., Ltd.	13,400	218,715
Pigeon Corp.	8,500	349,048
Pola Orbis Holdings, Inc.	7,600	243,272
Rakuten, Inc.	61,500	584,829
Recruit Holdings Co., Ltd.	80,900	2,321,735
Renesas Electronics Corp. (c)	61,100	284,918
Resona Holdings, Inc.	143,300	622,919
Ricoh Co., Ltd.	48,600	510,180
Rinnai Corp.	2,800	198,714
Rohm Co., Ltd.	6,700	420,628
Ryohin Keikaku Co., Ltd.	1,800	458,263
Santen Pharmaceutical Co., Ltd.	27,500	412,284
SBI Holdings, Inc.	16,511	370,221
Secom Co., Ltd.	15,500	1,331,349
Sega Sammy Holdings, Inc.	12,900	152,762
Seibu Holdings, Inc.	13,800	242,130
Seiko Epson Corp.	20,000	307,236
Sekisui Chemical Co., Ltd.	29,500	475,528
Sekisui House, Ltd.	45,500	755,020
Seven & i Holdings Co., Ltd.	55,000	2,078,170
SG Holdings Co., Ltd.	7,200	210,456
Sharp Corp. (c)	12,000	133,055
Shimadzu Corp.	14,600	424,702
Shimano, Inc.	5,400	881,650
Shimizu Corp.	39,000	340,367
Shin-Etsu Chemical Co., Ltd.	26,400	2,223,563
Shinsei Bank, Ltd.	12,900	183,712
Shionogi & Co., Ltd.	19,700	1,223,095
Shiseido Co., Ltd.	27,700	2,007,340
Shizuoka Bank, Ltd. (The)	25,800	197,055
Showa Denko KK	9,900	350,765
Showa Shell Sekiyu KK (c)	14,800	216,548
SMC Corp.	4,100	1,549,630
Softbank Corp. (c) (e)	121,800	1,375,627
SoftBank Group Corp.	60,500	5,904,410
Sohgo Security Services Co., Ltd.	4,800	209,740
Sompo Holdings, Inc.	23,599	873,065
Sony Corp.	91,800	3,868,873
Sony Financial Holdings, Inc.	12,800	241,543
Stanley Electric Co., Ltd.	9,700	262,061
Subaru Corp.	45,400	1,039,117
SUMCO Corp.	17,600	197,416
Sumitomo Chemical Co., Ltd.	117,000	546,888
Sumitomo Corp.	83,900	1,165,325
Sumitomo Dainippon Pharma Co., Ltd.	12,500	310,244
Sumitomo Electric Industries, Ltd.	57,634	768,119
Sumitomo Heavy Industries, Ltd.	7,800	254,100
Sumitomo Metal Mining Co., Ltd.	16,600	494,815
Sumitomo Mitsui Financial Group, Inc.	95,300	3,339,232
Sumitomo Mitsui Trust Holdings, Inc.	22,826	822,526
Sumitomo Realty & Development Co., Ltd.	26,000	1,080,274
Sumitomo Rubber Industries, Ltd.	12,500	150,532

Japan—(Continued)
Sundrug Co., Ltd.	6,000	165,964
Suntory Beverage & Food, Ltd.	10,400	489,206
Suzuken Co., Ltd.	5,800	336,578
Suzuki Motor Corp.	26,200	1,163,513
Sysmex Corp.	12,200	741,058
T&D Holdings, Inc.	39,400	415,921
Taiheiyo Cement Corp.	8,200	274,186
Taisei Corp.	16,000	745,387
Taisho Pharmaceutical Holdings Co., Ltd.	3,000	286,910
Takeda Pharmaceutical Co., Ltd.	108,148	4,431,939
TDK Corp.	9,500	748,080
Teijin, Ltd.	13,200	218,480
Terumo Corp.	44,200	1,354,424
THK Co., Ltd.	7,700	191,524
Tobu Railway Co., Ltd.	14,600	422,741
Toho Co., Ltd.	8,500	342,034
Toho Gas Co., Ltd.	6,200	278,885
Tohoku Electric Power Co., Inc.	28,000	357,917
Tokio Marine Holdings, Inc.	49,700	2,413,150
Tokyo Electric Power Co. Holdings, Inc. (c)	112,000	709,230
Tokyo Electron, Ltd.	11,300	1,640,648
Tokyo Gas Co., Ltd.	26,400	715,220
Tokyu Corp.	37,500	656,981
Tokyu Fudosan Holdings Corp.	37,000	222,110
Toppan Printing Co., Ltd.	20,500	310,460
Toray Industries, Inc.	108,500	695,795
Toshiba Corp.	47,500	1,515,828
Tosoh Corp.	23,000	359,243
TOTO, Ltd.	10,400	442,851
Toyo Seikan Group Holdings, Ltd.	8,300	170,986
Toyo Suisan Kaisha, Ltd.	6,000	229,073
Toyota Industries Corp.	10,100	508,542
Toyota Motor Corp.	166,300	9,767,182
Toyota Tsusho Corp.	15,500	506,482
Trend Micro, Inc.	8,900	434,914
Tsuruha Holdings, Inc.	2,900	236,772
Unicharm Corp.	29,600	982,365
United Urban Investment Corp. (REIT)	213	336,842
USS Co., Ltd.	16,600	309,278
West Japan Railway Co.	11,500	869,172
Yahoo Japan Corp.	206,700	507,617
Yakult Honsha Co., Ltd.	8,200	575,902
Yamada Denki Co., Ltd.	46,500	229,762
Yamaha Corp.	8,800	441,899
Yamaha Motor Co., Ltd.	18,700	368,748
Yamato Holdings Co., Ltd.	21,800	564,767
Yamazaki Baking Co., Ltd.	9,000	146,430
Yaskawa Electric Corp.	18,000	569,862
Yokogawa Electric Corp.	16,300	339,324
Yokohama Rubber Co., Ltd. (The)	9,200	171,771
ZOZO, Inc.	14,400	273,669

		237,660,896

Luxembourg—0.3%
ArcelorMittal	46,976	954,874
Eurofins Scientific SE (e)	878	364,139

BHFTII-186

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Luxembourg—(Continued)
Millicom International Cellular S.A.	5,384	$327,316
RTL Group S.A.	2,700	147,660
SES S.A.	29,140	454,067
Tenaris S.A.	35,513	501,174

		2,749,230

Macau—0.1%
MGM China Holdings, Ltd.	70,400	147,657
Sands China, Ltd.	176,400	886,339
SJM Holdings, Ltd.	147,000	167,757
Wynn Macau, Ltd.	95,600	226,045

		1,427,798

Mexico—0.0%
Fresnillo plc	14,894	169,208

Netherlands—4.5%
ABN AMRO Group NV	29,995	677,886
Adyen NV (c)	753	591,230
Aegon NV	119,047	573,706
Akzo Nobel NV	16,277	1,445,168
ASML Holding NV	29,837	5,612,576
EXOR NV	8,104	526,955
Heineken Holding NV	7,836	786,581
Heineken NV	18,534	1,959,873
ING Groep NV	284,141	3,447,546
Koninklijke Ahold Delhaize NV	86,148	2,296,035
Koninklijke DSM NV	13,712	1,498,238
Koninklijke KPN NV	263,537	836,864
Koninklijke Philips NV	68,497	2,797,087
Koninklijke Vopak NV	3,942	189,016
NN Group NV	21,018	874,984
NXP Semiconductors NV	25,300	2,236,267
Randstad NV	9,402	459,771
Royal Dutch Shell plc - A Shares	327,994	10,311,069
Royal Dutch Shell plc - B Shares	271,764	8,594,287
Wolters Kluwer NV	21,135	1,441,796

		47,156,935

New Zealand—0.2%
a2 Milk Co., Ltd. (c)	53,251	520,761
Auckland International Airport, Ltd.	69,174	384,484
Fisher & Paykel Healthcare Corp., Ltd.	44,270	474,982
Fletcher Building, Ltd. (c)	68,594	231,535
Meridian Energy, Ltd.	93,292	266,578
Ryman Healthcare, Ltd.	29,900	249,889
Spark New Zealand, Ltd.	106,142	275,267

		2,403,496

Norway—0.7%
Aker BP ASA	7,864	280,721
DNB ASA	68,520	1,264,262
Equinor ASA	87,269	1,915,519
Gjensidige Forsikring ASA (e)	14,357	248,450
Mowi ASA (c)	30,284	677,650

Norway—(Continued)
Norsk Hydro ASA	91,188	371,409
Orkla ASA	62,161	477,924
Schibsted ASA - B Shares	7,443	267,117
Telenor ASA	51,893	1,040,933
Yara International ASA	14,337	587,936

		7,131,921

Portugal—0.2%
Banco Espirito Santo S.A. (a) (b) (c) (d)	199,038	0
EDP - Energias de Portugal S.A.	185,244	729,415
Galp Energia SGPS S.A.	37,002	592,995
Jeronimo Martins SGPS S.A.	18,255	269,658

		1,592,068

Singapore—1.3%
Ascendas Real Estate Investment Trust (REIT)	215,000	462,403
CapitaLand Commercial Trust (REIT)	166,738	239,138
CapitaLand Mall Trust (REIT)	157,500	276,932
CapitaLand, Ltd.	172,300	465,642
City Developments, Ltd.	34,000	227,514
ComfortDelGro Corp., Ltd.	153,000	290,963
DBS Group Holdings, Ltd.	131,667	2,454,928
Genting Singapore, Ltd.	418,200	321,735
Jardine Cycle & Carriage, Ltd.	8,888	213,626
Keppel Corp., Ltd.	113,900	525,254
Oversea-Chinese Banking Corp., Ltd.	230,564	1,884,357
SATS, Ltd.	56,300	212,834
Sembcorp Industries, Ltd.	73,200	138,529
Singapore Airlines, Ltd.	33,140	236,798
Singapore Exchange, Ltd.	54,400	294,081
Singapore Press Holdings, Ltd.	159,050	283,773
Singapore Technologies Engineering, Ltd.	130,000	359,622
Singapore Telecommunications, Ltd.	601,420	1,342,645
Suntec Real Estate Investment Trust (REIT)	179,000	257,957
United Overseas Bank, Ltd.	96,892	1,801,746
UOL Group, Ltd.	33,000	169,968
Venture Corp., Ltd.	20,500	272,812
Wilmar International, Ltd.	144,000	352,527

		13,085,784

South Africa—0.2%
Anglo American plc	76,685	2,059,901
Investec plc	52,596	304,155

		2,364,056

Spain—2.9%
ACS Actividades de Construccion y Servicios S.A.	19,877	874,659
Aena SME S.A.	5,006	902,571
Amadeus IT Group S.A.	31,507	2,527,579
Banco Bilbao Vizcaya Argentaria S.A.	485,964	2,781,715
Banco de Sabadell S.A.	385,331	384,521
Banco Santander S.A.	1,181,455	5,503,500
Bankia S.A.	80,824	209,847
Bankinter S.A.	48,939	373,210
CaixaBank S.A.	268,510	840,140

BHFTII-187

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Spain—(Continued)
Enagas S.A.	17,953	$523,108
Endesa S.A.	23,384	597,231
Ferrovial S.A.	34,181	801,778
Grifols S.A.	21,632	606,557
Iberdrola S.A.	452,149	3,974,901
Industria de Diseno Textil S.A.	79,108	2,328,750
Mapfre S.A.	74,474	205,466
Naturgy Energy Group S.A.	25,426	712,043
Red Electrica Corp. S.A.	29,508	629,633
Repsol S.A.	101,970	1,746,842
Siemens Gamesa Renewable Energy S.A. (c)	18,682	298,027
Telefonica S.A.	338,883	2,844,023

		29,666,101

Sweden—2.3%
Alfa Laval AB	20,852	480,110
Assa Abloy AB - Class B	72,914	1,575,804
Atlas Copco AB - A Shares	49,888	1,344,186
Atlas Copco AB - B Shares	28,433	706,060
Boliden AB	20,002	569,309
Electrolux AB - Series B	17,118	440,141
Epiroc AB - Class A (c)	49,888	505,304
Epiroc AB - Class B (c)	28,433	273,003
Essity AB - Class B	43,954	1,271,717
Hennes & Mauritz AB - B Shares	61,284	1,024,357
Hexagon AB - B Shares	19,206	1,005,468
Husqvarna AB - B Shares	25,677	210,326
ICA Gruppen AB	5,619	225,899
Industrivarden AB - C Shares	10,214	214,578
Investor AB - B Shares	35,040	1,582,715
Kinnevik AB - Class B	16,046	416,697
L E Lundbergforetagen AB - B Shares	6,090	193,137
Lundin Petroleum AB	16,017	543,353
Sandvik AB	84,986	1,384,533
Securitas AB - B Shares	21,462	347,269
Skandinaviska Enskilda Banken AB - Class A (e)	113,560	985,837
Skanska AB - B Shares (e)	24,008	437,552
SKF AB - B Shares (e)	25,976	432,763
Svenska Handelsbanken AB - A Shares (e)	113,277	1,198,627
Swedbank AB - A Shares (e)	65,848	932,798
Swedish Match AB	14,499	740,118
Tele2 AB - B Shares	33,676	449,037
Telefonaktiebolaget LM Ericsson - B Shares (e)	220,757	2,030,188
Telia Co. AB	204,113	924,325
Volvo AB - B Shares	113,997	1,766,419

		24,211,630

Switzerland—9.1%
ABB, Ltd.	136,042	2,558,996
Adecco Group AG	10,992	586,974
Baloise Holding AG	3,839	634,791
Barry Callebaut AG	132	238,434
Chocoladefabriken Lindt & Spruengli AG	7	547,728
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	81	550,840
Cie Financiere Richemont S.A.	37,512	2,736,094
Clariant AG (c)	17,152	360,991

Switzerland—(Continued)
Coca-Cola HBC AG (c)	13,800	470,554
Credit Suisse Group AG (c)	186,061	2,171,696
Dufry AG (c)	2,729	287,036
EMS-Chemie Holding AG	579	314,345
Ferguson plc	17,515	1,118,312
Geberit AG	2,723	1,113,913
Givaudan S.A.	649	1,664,327
Glencore plc (c)	840,024	3,495,347
Julius Baer Group, Ltd. (c)	17,027	688,969
Kuehne & Nagel International AG	4,135	567,748
LafargeHolcim, Ltd. (c)	35,343	1,748,494
Lonza Group AG (c)	5,308	1,648,612
Nestle S.A.	222,716	21,252,113
Novartis AG	157,830	15,187,859
Pargesa Holding S.A.	3,025	237,149
Partners Group Holding AG	1,376	1,001,462
Roche Holding AG	50,970	14,048,251
Schindler Holding AG	1,428	295,728
Schindler Holding AG (Participation Certificate)	3,216	667,273
SGS S.A.	367	914,047
Sika AG	9,000	1,258,495
Sonova Holding AG	4,058	803,091
STMicroelectronics NV	49,712	736,439
Straumann Holding AG	747	610,723
Swatch Group AG (The)	4,374	242,378
Swatch Group AG (The) - Bearer Shares	2,245	643,413
Swiss Life Holding AG (c)	2,458	1,083,365
Swiss Prime Site AG (c)	5,000	438,210
Swiss Re AG	22,839	2,232,281
Swisscom AG (e)	1,853	906,505
Temenos AG (c)	4,384	647,242
UBS Group AG (c)	280,535	3,405,063
Vifor Pharma AG	3,820	516,919
Zurich Insurance Group AG	11,015	3,648,946

		94,281,153

United Arab Emirates—0.0%
NMC Health plc	7,569	225,556

United Kingdom—14.2%
3i Group plc	70,865	910,028
Admiral Group plc	16,009	453,617
Ashtead Group plc	37,846	914,725
Associated British Foods plc	27,546	876,748
AstraZeneca plc	91,643	7,322,739
Auto Trader Group plc	75,401	512,755
Aviva plc	288,445	1,555,059
BAE Systems plc	231,979	1,462,112
Barclays plc	1,244,471	2,515,613
Barratt Developments plc	69,622	544,820
Berkeley Group Holdings plc	10,289	494,936
BP plc	1,459,856	10,661,807
British American Tobacco plc	166,044	6,930,649
British Land Co. plc (The) (REIT)	73,348	563,191
BT Group plc	630,635	1,834,972
Bunzl plc	23,002	759,269

BHFTII-188

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Burberry Group plc	32,742	$836,635
Centrica plc	412,821	614,669
CNH Industrial NV	78,026	796,476
Coca-Cola European Partners plc (c)	16,100	833,014
Compass Group plc	116,519	2,740,177
ConvaTec Group plc	91,978	169,782
Croda International plc	9,266	610,186
DCC plc	7,008	608,118
Diageo plc	178,216	7,292,741
Direct Line Insurance Group plc	89,919	413,808
easyJet plc	10,815	157,827
Experian plc	65,580	1,777,748
Fiat Chrysler Automobiles NV (c)	78,476	1,174,568
G4S plc	108,086	259,231
GlaxoSmithKline plc	360,925	7,491,257
GVC Holdings plc	39,400	287,279
Hammerson plc (REIT)	54,049	236,897
Hargreaves Lansdown plc	20,716	504,523
HSBC Holdings plc	1,456,681	11,868,859
Imperial Brands plc	70,611	2,420,587
Informa plc	91,052	883,304
InterContinental Hotels Group plc	11,622	701,019
Intertek Group plc	11,453	725,715
J Sainsbury plc	120,106	369,330
John Wood Group plc	51,100	338,160
Johnson Matthey plc	15,590	638,894
Kingfisher plc	151,460	463,801
Land Securities Group plc (REIT)	54,641	651,179
Legal & General Group plc	421,904	1,514,704
Lloyds Banking Group plc	5,220,354	4,236,600
London Stock Exchange Group plc	22,230	1,376,965
Marks & Spencer Group plc	137,472	500,037
Meggitt plc	55,862	366,434
Melrose Industries plc	351,107	839,420
Merlin Entertainments plc	52,353	234,374
Micro Focus International plc	33,650	871,751
Mondi plc	27,093	601,839
National Grid plc	249,620	2,777,031
Next plc	9,783	712,759
Pearson plc	63,486	692,133
Persimmon plc	22,805	646,549
Prudential plc	186,011	3,730,014
Reckitt Benckiser Group plc	48,931	4,079,186
RELX plc	143,278	3,069,951
Rio Tinto plc	84,969	4,945,882
Rolls-Royce Holdings plc (c)	123,608	1,460,666
Royal Bank of Scotland Group plc	355,393	1,146,954
Royal Mail plc	67,965	211,160
RSA Insurance Group plc	74,322	492,176
Sage Group plc (The)	77,930	712,666
Schroders plc	7,697	271,107
Segro plc (REIT)	74,212	651,426
Severn Trent plc	20,415	526,378
Smith & Nephew plc	62,049	1,231,493
Smiths Group plc	31,976	598,646
Security Description	Shares/ Principal Amount*	Value

United Kingdom—(Continued)
SSE plc	72,948	1,130,852
St. James’s Place plc	38,927	523,204
Standard Chartered plc	203,987	1,577,628
Standard Life Aberdeen plc	163,097	561,276
Taylor Wimpey plc	240,026	550,118
Tesco plc	690,838	2,090,821
Unilever NV	112,339	6,535,870
Unilever plc	82,237	4,718,787
United Utilities Group plc	57,234	608,453
Vodafone Group plc	1,935,083	3,527,377
Weir Group plc (The)	17,104	348,871
Whitbread plc	14,502	961,673
WM Morrison Supermarkets plc	166,578	494,207
WPP plc	93,040	986,348

		147,292,610

United States—0.1%
Carnival plc	13,029	639,970
QIAGEN NV (c)	15,166	615,806

		1,255,776

Total Common Stocks (Cost $863,763,199)		988,348,418

Mutual Fund—2.4%

United States—2.4%
iShares MSCI EAFE ETF (f) (Cost $24,289,264)	383,000	24,841,380

Preferred Stocks—0.5%

Germany—0.5%
Bayerische Motoren Werke (BMW) AG	3,581	235,617
FUCHS Petrolub SE	4,900	201,873
Henkel AG & Co. KGaA	12,893	1,317,061
Porsche Automobil Holding SE	11,105	697,591
Sartorius AG	2,589	444,485
Volkswagen AG	13,371	2,106,548

Total Preferred Stocks (Cost $4,249,327)		5,003,175

Short-Term Investments—0.9%

Discount Notes—0.6%
Federal Home Loan Bank
Zero Coupon, 04/01/19	1,825,000	1,825,000
2.155%, 04/09/19 (g)	125,000	124,933
2.273%, 04/15/19 (g)	1,075,000	1,073,988
2.370%, 05/03/19 (g)	250,000	249,462
2.415%, 05/22/19 (g)	2,700,000	2,690,744
2.427%, 05/24/19 (g)	625,000	622,773

		6,586,900

BHFTII-189

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—0.3%
U.S. Treasury Bills 2.182%, 04/09/19 (g)	1,025,000	$1,024,456
2.318%, 04/18/19 (g)	975,000	973,898
2.374%, 05/16/19 (g)	1,100,000	1,096,738

		3,095,092

Total Short-Term Investments (Cost $9,681,958)		9,681,992

Securities Lending Reinvestments (h)—2.1%

Certificate of Deposit—0.1%
Natixis New York 2.910%, SOFR + 0.480%, 06/12/19 (i)	1,000,000	1,000,000

Commercial Paper—0.1%
Matchpoint Finance plc 2.450%, 04/01/19	999,796	999,781

Repurchase Agreements—1.3%
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $700,142; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $714,000.	700,000	700,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $600,140; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $612,000.	600,000	600,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $600,125; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $612,000.	600,000	600,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $1,000,229; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $1,910,412; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $1,948,211.	1,910,011	1,910,011
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $806,339; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $857,085.	800,000	800,000

Repurchase Agreements—(Continued)
Nomura Securities International, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $3,500,744; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/11/19 - 11/15/48, and an aggregate market value of $3,570,000.	3,500,000	3,500,000
Societe Generale
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $2,771,723; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $3,002,945.	2,700,000	2,700,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $1,539,323; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,668,303.	1,500,000	1,500,000

		13,310,011

Time Deposits—0.6%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	1,000,000	1,000,000
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	1,000,000	1,000,000
DZ Bank AG New York 2.430%, 04/01/19	1,000,000	1,000,000
Nordea Bank New York 2.350%, 04/01/19	1,000,000	1,000,000
Skandi New York 2.380%, 04/01/19	1,000,000	1,000,000
Svenska, New York 2.360%, 04/01/19	1,000,000	1,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $21,310,010)		21,309,792

Total Investments—101.0% (Cost $923,293,758)		1,049,184,757
Other assets and liabilities (net)—(1.0)%		(10,537,971)

Net Assets—100.0%		$1,038,646,786

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, these securities represent less than 0.05% of net assets.
(b)	Illiquid security. As of March 31, 2019, these securities represent 0.0% of net assets.
(c)	Non-income producing security.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

BHFTII-190

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

(e)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $21,186,868 and the collateral received consisted of cash in the amount of $21,309,806 and non-cash collateral with a value of $1,333,563. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2019, the market value of securities pledged was $2,594,400.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(i)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Ten Largest Industries as of March 31, 2019 (Unaudited)	% of Net Assets
Banks	9.7
Pharmaceuticals	8.0
Oil, Gas & Consumable Fuels	5.5
Insurance	5.4
Food Products	3.3
Chemicals	3.2
Automobiles	3.1
Metals & Mining	3.0
Machinery	2.4
Beverages	2.4

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
MSCI EAFE Index Mini Futures	06/21/19	140	USD	13,064,800	$154,409

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTII-191

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$72,175,567	$0	$72,175,567
Austria	—	2,419,546	—	2,419,546
Belgium	—	10,057,824	—	10,057,824
Chile	—	341,202	—	341,202
China	316,800	1,436,861	—	1,753,661
Denmark	—	17,871,596	—	17,871,596
Finland	—	11,916,926	—	11,916,926
France	1,628,954	107,728,368	—	109,357,322
Germany	—	79,650,402	—	79,650,402
Hong Kong	447,282	37,443,434	—	37,890,716
Ireland	474,708	5,854,564	—	6,329,272
Israel	2,666,148	2,773,102	—	5,439,250
Italy	—	20,470,916	—	20,470,916
Japan	—	237,660,896	—	237,660,896
Luxembourg	—	2,749,230	—	2,749,230
Macau	—	1,427,798	—	1,427,798
Mexico	—	169,208	—	169,208
Netherlands	2,236,267	44,920,668	—	47,156,935
New Zealand	—	2,403,496	—	2,403,496
Norway	—	7,131,921	—	7,131,921
Portugal	—	1,592,068	0	1,592,068
Singapore	—	13,085,784	—	13,085,784
South Africa	—	2,364,056	—	2,364,056
Spain	—	29,666,101	—	29,666,101
Sweden	—	24,211,630	—	24,211,630
Switzerland	—	94,281,153	—	94,281,153
United Arab Emirates	—	225,556	—	225,556
United Kingdom	833,014	146,459,596	—	147,292,610
United States	—	1,255,776	—	1,255,776
Total Common Stocks	8,603,173	979,745,245	0	988,348,418
Total Mutual Fund*	24,841,380	—	—	24,841,380
Total Preferred Stocks*	—	5,003,175	—	5,003,175
Total Short-Term Investments*	—	9,681,992	—	9,681,992
Total Securities Lending Reinvestments*	—	21,309,792	—	21,309,792
Total Investments	$33,444,553	$1,015,740,204	$0	$1,049,184,757

Collateral for Securities Loaned (Liability)	$—	$(21,309,806)	$—	$(21,309,806)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$154,409	$—	$—	$154,409

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2019 is not presented.

BHFTII-192

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—96.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
AAR Corp.	13,862	$450,654
Aerojet Rocketdyne Holdings, Inc. (a) (b)	31,677	1,125,484
Aerovironment, Inc. (a)	8,967	613,432
Astronics Corp. (a)	10,382	339,699
Axon Enterprise, Inc. (a)	25,220	1,372,220
Cubic Corp.	13,660	768,238
Ducommun, Inc. (a)	3,708	161,372
KEYW Holding Corp. (The) (a) (b)	23,342	201,208
Kratos Defense & Security Solutions, Inc. (a)	39,769	621,589
Maxar Technologies, Inc. (a) (b)	25,232	101,433
Mercury Systems, Inc. (a) (b)	19,716	1,263,401
Moog, Inc. - Class A	14,345	1,247,298
National Presto Industries, Inc.	2,572	279,191
Triumph Group, Inc. (b)	19,302	367,896
Vectrus, Inc. (a)	5,647	150,154
Wesco Aircraft Holdings, Inc. (a)	26,069	229,147

		9,292,416

Air Freight & Logistics—0.3%
Air Transport Services Group, Inc. (a)	27,538	634,751
Atlas Air Worldwide Holdings, Inc. (a)	10,224	516,925
Echo Global Logistics, Inc. (a)	13,053	323,453
Forward Air Corp.	12,974	839,807
HUB Group, Inc. - Class A (a)	15,117	617,530
Radiant Logistics, Inc. (a)	18,863	118,837

		3,051,303

Airlines—0.5%
Allegiant Travel Co.	5,919	766,333
Hawaiian Holdings, Inc. (b)	22,400	588,000
SkyWest, Inc.	22,461	1,219,408
Spirit Airlines, Inc. (a)	29,877	1,579,298

		4,153,039

Auto Components—0.9%
American Axle & Manufacturing Holdings, Inc. (a)	51,196	732,615
Cooper Tire & Rubber Co. (b)	22,320	667,145
Cooper-Standard Holdings, Inc. (a)	7,342	344,780
Dana, Inc.	65,547	1,162,804
Dorman Products, Inc. (a) (b)	11,341	999,029
Fox Factory Holding Corp. (a)	15,112	1,056,178
Gentherm, Inc. (a)	15,174	559,313
LCI Industries	10,785	828,504
Modine Manufacturing Co. (a)	23,187	321,604
Motorcar Parts of America, Inc. (a) (b)	8,000	150,960
Standard Motor Products, Inc.	9,638	473,226
Stoneridge, Inc. (a)	13,705	395,526
Tenneco, Inc. - Class A	22,605	500,927
Tower International, Inc.	10,455	219,868

		8,412,479

Automobiles—0.1%
Winnebago Industries, Inc.	14,967	466,222

Banks—8.5%
1st Source Corp.	7,645	343,337
ACNB Corp.	3,451	127,687
Allegiance Bancshares, Inc. (a)	5,825	196,419
American National Bankshares, Inc.	4,311	150,540
Ameris Bancorp	18,334	629,773
Ames National Corp.	4,321	118,439
Arrow Financial Corp.	6,358	209,115
Atlantic Capital Bancshares, Inc. (a)	10,440	186,145
Banc of California, Inc.	18,620	257,701
BancFirst Corp.	8,433	439,781
Bancorp, Inc. (The) (a)	25,747	208,036
BancorpSouth Bank (b)	40,565	1,144,744
Bank of Marin Bancorp	6,398	260,335
Bank of NT Butterfield & Son, Ltd. (The)	23,242	833,923
Banner Corp.	14,787	801,012
Bar Harbor Bankshares	7,342	189,938
Baycom Corp. (a)	5,323	120,513
Berkshire Hills Bancorp, Inc. (b)	18,786	511,731
Blue Hills Bancorp, Inc.	9,156	218,828
Boston Private Financial Holdings, Inc.	40,232	440,943
Bridge Bancorp, Inc.	8,870	259,891
Brookline Bancorp, Inc.	36,642	527,645
Bryn Mawr Bank Corp.	9,382	338,972
Business First Bancshares, Inc.	5,338	130,995
Byline Bancorp, Inc. (a)	8,170	150,982
Cadence BanCorp	52,973	982,649
Cambridge Bancorp	1,469	121,707
Camden National Corp.	7,839	327,043
Capital City Bank Group, Inc.	5,769	125,649
Carolina Financial Corp.	8,963	310,030
Cathay General Bancorp (b)	34,405	1,166,674
CBTX, Inc.	8,948	290,542
CenterState Bank Corp.	38,953	927,471
Central Pacific Financial Corp.	11,636	335,582
Central Valley Community Bancorp	5,828	113,937
Chemical Financial Corp.	30,603	1,259,619
Citizens & Northern Corp.	6,716	168,169
City Holding Co. (b)	7,242	551,768
Civista Bancshares, Inc.	6,893	150,474
CNB Financial Corp.	6,782	171,381
Columbia Banking System, Inc.	32,810	1,072,559
Community Bank System, Inc. (b)	22,304	1,333,110
Community Trust Bancorp, Inc.	7,150	293,579
ConnectOne Bancorp, Inc.	13,860	273,042
Customers Bancorp, Inc. (a)	13,560	248,284
CVB Financial Corp.	49,490	1,041,764
Eagle Bancorp, Inc. (a)	13,255	665,401
Enterprise Bancorp, Inc.	4,064	116,759
Enterprise Financial Services Corp.	10,782	439,582
Equity Bancshares, Inc. - Class A (a)	5,404	155,635
Farmers & Merchants Bancorp, Inc.	4,006	120,581
Farmers National Banc Corp.	13,414	184,979
FB Financial Corp.	6,411	203,613
Fidelity Southern Corp.	10,827	296,552
Financial Institutions, Inc.	6,461	175,610
First BanCorp	94,227	1,079,841
First Bancorp	12,826	445,832

BHFTII-193

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
First Bancorp, Inc.	5,308	$132,275
First Bancshares, Inc. (The)	6,100	188,490
First Busey Corp.	20,300	495,320
First Commonwealth Financial Corp.	45,936	578,794
First Community Bancshares, Inc.	8,470	280,696
First Financial Bancorp	41,209	991,489
First Financial Bankshares, Inc.	27,909	1,612,582
First Financial Corp.	5,203	218,526
First Foundation, Inc.	17,720	240,460
First Interstate BancSystem, Inc. - Class A	15,279	608,410
First Merchants Corp.	24,818	914,543
First Mid-Illinois Bancshares, Inc.	5,809	193,556
First Midwest Bancorp, Inc.	46,471	950,797
First of Long Island Corp. (The)	9,924	217,633
Flushing Financial Corp.	13,422	294,344
Franklin Financial Network, Inc.	4,922	142,787
Fulton Financial Corp. (b)	70,401	1,089,807
German American Bancorp, Inc.	10,138	298,057
Glacier Bancorp, Inc.	36,365	1,457,146
Great Southern Bancorp, Inc.	4,991	259,033
Great Western Bancorp, Inc.	26,273	829,964
Guaranty Bancshares, Inc.	3,924	114,659
Hancock Whitney Corp.	36,710	1,483,084
Hanmi Financial Corp. (b)	15,681	333,535
HarborOne Bancorp, Inc. (a)	7,489	128,811
Heartland Financial USA, Inc.	13,588	579,528
Heritage Commerce Corp.	17,854	216,033
Heritage Financial Corp.	15,777	475,519
Hilltop Holdings, Inc.	28,924	527,863
Home BancShares, Inc. (b)	68,087	1,196,289
HomeTrust Bancshares, Inc.	8,531	214,981
Hope Bancorp, Inc.	53,525	700,107
Horizon Bancorp	17,556	282,476
Iberiabank Corp.	24,314	1,743,557
Independent Bank Corp.	11,863	255,054
Independent Bank Corp./Rockland Trust	12,147	984,028
Independent Bank Group, Inc.	14,947	766,632
International Bancshares Corp.	23,225	883,247
Investors Bancorp, Inc.	105,579	1,251,111
Lakeland Bancorp, Inc.	19,901	297,122
Lakeland Financial Corp.	11,384	514,784
LegacyTexas Financial Group, Inc. (b)	21,060	787,433
Live Oak Bancshares, Inc. (b)	10,534	153,902
Macatawa Bank Corp.	14,416	143,295
Mercantile Bank Corp.	8,647	282,930
Metropolitan Bank Holding Corp. (a)	3,277	114,007
Midland States Bancorp, Inc.	10,034	241,418
MidWestOne Financial Group, Inc.	5,585	152,191
National Bank Holdings Corp. - Class A	12,889	428,688
National Bankshares, Inc.	3,487	149,418
National Commerce Corp. (a)	7,109	278,744
NBT Bancorp, Inc. (b)	17,543	631,723
Nicolet Bankshares, Inc. (a)	4,410	262,836
Northrim BanCorp, Inc.	3,529	121,468
OFG Bancorp	19,884	393,504
Old Line Bancshares, Inc.	7,597	189,393
Old National Bancorp	63,652	1,043,893

Banks—(Continued)
Old Second Bancorp, Inc.	14,296	179,987
Opus Bank	8,631	170,894
Origin Bancorp, Inc.	6,937	236,205
Pacific Premier Bancorp, Inc.	21,020	557,661
Park National Corp.	5,741	543,960
Peapack Gladstone Financial Corp.	8,311	217,914
People’s Utah Bancorp	7,011	184,880
Peoples Bancorp, Inc.	8,443	261,480
Peoples Financial Services Corp.	3,673	166,166
Preferred Bank	6,573	295,588
QCR Holdings, Inc.	5,811	197,109
RBB Bancorp	6,720	126,336
Reliant Bancorp, Inc.	5,179	115,595
Renasant Corp.	22,158	750,048
Republic Bancorp, Inc. - Class A	5,421	242,427
Republic First Bancorp, Inc. (a)	22,031	115,663
S&T Bancorp, Inc. (b)	15,660	619,040
Sandy Spring Bancorp, Inc.	16,080	502,982
Seacoast Banking Corp. of Florida (a)	21,315	561,650
ServisFirst Bancshares, Inc. (b)	20,928	706,529
Sierra Bancorp	5,841	141,936
Simmons First National Corp. - Class A	41,478	1,015,381
SmartFinancial, Inc. (a)	5,821	110,075
South State Corp.	15,302	1,045,739
Southern First Bancshares, Inc. (a)	3,419	115,802
Southern National Bancorp of Virginia, Inc.	10,799	158,205
Southside Bancshares, Inc. (b)	15,530	516,062
Stock Yards Bancorp, Inc.	10,633	359,502
Summit Financial Group, Inc.	5,705	151,240
Tompkins Financial Corp.	6,912	525,796
Towne Bank	30,317	750,346
TriCo Bancshares	11,734	461,029
TriState Capital Holdings, Inc. (a)	11,422	233,351
Triumph Bancorp, Inc. (a)	11,267	331,137
Trustmark Corp. (b)	28,210	948,702
UMB Financial Corp. (b)	19,210	1,230,208
Union Bankshares Corp. (b)	32,590	1,053,635
United Bankshares, Inc. (b)	43,338	1,570,569
United Community Banks, Inc.	34,521	860,609
Univest Corp. of Pennsylvania	12,133	296,773
Valley National Bancorp (b)	137,865	1,320,747
Veritex Holdings, Inc.	19,976	483,819
Washington Trust Bancorp, Inc. (b)	5,960	286,974
WesBanco, Inc.	23,770	944,857
West Bancorp, Inc.	8,036	166,184
Westamerica Bancorp (b)	11,738	725,408

		76,821,015

Beverages—0.3%
Boston Beer Co., Inc. (The) - Class A (a)	3,688	1,086,964
Coca-Cola Bottling Co. Consolidated	1,932	556,088
MGP Ingredients, Inc. (b)	6,119	472,081
National Beverage Corp. (b)	4,782	276,065
Primo Water Corp. (a)	15,449	238,841

		2,630,039

BHFTII-194

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—6.4%
Abeona Therapeutics, Inc. (a)	12,572	$92,530
ACADIA Pharmaceuticals, Inc. (a) (b)	49,671	1,333,666
Acceleron Pharma, Inc. (a)	19,308	899,174
Achillion Pharmaceuticals, Inc. (a)	67,562	199,984
Acorda Therapeutics, Inc. (a) (b)	20,455	271,847
Aduro Biotech, Inc. (a)	34,465	137,171
Adverum Biotechnologies, Inc. (a)	28,557	149,639
Agenus, Inc. (a) (b)	46,040	136,739
Aimmune Therapeutics, Inc. (a) (b)	20,346	454,733
Akebia Therapeutics, Inc. (a) (b)	40,608	332,580
Albireo Pharma, Inc. (a)	4,713	151,806
Alder Biopharmaceuticals, Inc. (a) (b)	25,046	341,878
Allakos, Inc. (a) (b)	6,818	276,129
Allogene Therapeutics, Inc. (a) (b)	12,636	365,307
AMAG Pharmaceuticals, Inc. (a) (b)	16,034	206,518
Amicus Therapeutics, Inc. (a)	85,724	1,165,846
AnaptysBio, Inc. (a)	9,482	692,660
Apellis Pharmaceuticals, Inc. (a)	17,298	337,311
Arcus Biosciences, Inc. (a)	15,645	195,406
Arena Pharmaceuticals, Inc. (a)	22,490	1,008,227
Arqule, Inc. (a)	43,816	209,879
Array BioPharma, Inc. (a) (b)	91,194	2,223,310
Arrowhead Pharmaceuticals, Inc. (a) (b)	40,960	751,616
Assembly Biosciences, Inc. (a)	9,765	192,273
Atara Biotherapeutics, Inc. (a)	18,837	748,771
Athenex, Inc. (a) (b)	20,171	247,095
Audentes Therapeutics, Inc. (a) (b)	17,143	668,920
BioCryst Pharmaceuticals, Inc. (a) (b)	50,588	411,786
Biohaven Pharmaceutical Holding Co., Ltd. (a)	13,968	718,933
BioSpecifics Technologies Corp. (a)	3,035	189,172
Blueprint Medicines Corp. (a) (b)	17,806	1,425,370
Cara Therapeutics, Inc. (a) (b)	15,682	307,681
CareDx, Inc. (a)	16,080	506,842
Catalyst Pharmaceuticals, Inc. (a) (b)	49,243	251,139
ChemoCentryx, Inc. (a)	12,392	172,125
Clovis Oncology, Inc. (a) (b)	21,967	545,221
Coherus Biosciences, Inc. (a) (b)	22,472	306,518
Concert Pharmaceuticals, Inc. (a)	8,973	108,304
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	23,089	160,469
Cytokinetics, Inc. (a)	18,716	151,412
CytomX Therapeutics, Inc. (a)	18,290	196,617
Denali Therapeutics, Inc. (a) (b)	20,915	485,646
Dicerna Pharmaceuticals, Inc. (a)	21,711	318,066
Dynavax Technologies Corp. (a) (b)	28,690	209,724
Eagle Pharmaceuticals, Inc. (a)	4,988	251,844
Editas Medicine, Inc. (a) (b)	21,164	517,460
Eidos Therapeutics, Inc. (a) (b)	8,453	198,223
Emergent BioSolutions, Inc. (a) (b)	20,011	1,010,956
Enanta Pharmaceuticals, Inc. (a) (b)	7,598	725,761
Epizyme, Inc. (a)	25,075	310,679
Esperion Therapeutics, Inc. (a) (b)	10,901	437,675
Fate Therapeutics, Inc. (a)	27,883	489,904
FibroGen, Inc. (a)	33,355	1,812,844
Five Prime Therapeutics, Inc. (a) (b)	19,957	267,424
Flexion Therapeutics, Inc. (a)	15,518	193,665
Forty Seven, Inc. (a)	7,572	122,364
G1 Therapeutics, Inc. (a)	9,655	160,273

Biotechnology—(Continued)
Genomic Health, Inc. (a)	8,834	618,822
Geron Corp. (a) (b)	90,242	149,802
Global Blood Therapeutics, Inc. (a) (b)	23,097	1,222,524
GlycoMimetics, Inc. (a)	16,635	207,272
Halozyme Therapeutics, Inc. (a)	55,733	897,301
Heron Therapeutics, Inc. (a) (b)	29,366	717,705
Homology Medicines, Inc. (a) (b)	8,430	233,764
ImmunoGen, Inc. (a)	59,746	161,912
Immunomedics, Inc. (a) (b)	65,050	1,249,610
Inovio Pharmaceuticals, Inc. (a) (b)	36,297	135,388
Insmed, Inc. (a) (b)	33,233	966,083
Intellia Therapeutics, Inc. (a) (b)	15,741	268,856
Intercept Pharmaceuticals, Inc. (a)	9,678	1,082,581
Intrexon Corp. (a) (b)	32,766	172,349
Invitae Corp. (a)	31,538	738,620
Iovance Biotherapeutics, Inc. (a) (b)	48,312	459,447
Ironwood Pharmaceuticals, Inc. (a) (b)	63,682	861,617
Kadmon Holdings, Inc. (a) (b)	50,200	132,528
Kezar Life Sciences, Inc. (a) (b)	6,942	123,151
Kindred Biosciences, Inc. (a)	13,711	125,730
Kura Oncology, Inc. (a)	13,652	226,487
Lexicon Pharmaceuticals, Inc. (a) (b)	23,843	132,567
Ligand Pharmaceuticals, Inc. (a) (b)	9,331	1,173,000
MacroGenics, Inc. (a)	18,661	335,525
Madrigal Pharmaceuticals, Inc. (a) (b)	3,123	391,187
MannKind Corp. (a)	82,486	162,497
MediciNova, Inc. (a) (b)	18,638	154,323
MeiraGTx Holdings plc (a)	6,528	112,477
Minerva Neurosciences, Inc. (a)	16,304	128,149
Mirati Therapeutics, Inc. (a) (b)	9,577	701,994
Momenta Pharmaceuticals, Inc. (a)	43,796	636,356
Myriad Genetics, Inc. (a) (b)	29,763	988,132
Natera, Inc. (a)	13,813	284,824
Opko Health, Inc. (a) (b)	146,687	382,853
PDL BioPharma, Inc. (a)	76,001	282,724
Portola Pharmaceuticals, Inc. (a) (b)	29,932	1,038,640
Progenics Pharmaceuticals, Inc. (a)	32,263	149,700
Prothena Corp. plc (a)	18,324	222,270
PTC Therapeutics, Inc. (a)	22,877	861,090
Puma Biotechnology, Inc. (a) (b)	13,791	534,953
Ra Pharmaceuticals, Inc. (a)	7,515	168,336
Radius Health, Inc. (a)	17,562	350,186
REGENXBIO, Inc. (a) (b)	14,093	807,670
Repligen Corp. (a) (b)	17,598	1,039,690
Retrophin, Inc. (a)	18,842	426,394
Rhythm Pharmaceuticals, Inc. (a) (b)	6,192	169,723
Rigel Pharmaceuticals, Inc. (a)	68,148	175,140
Rocket Pharmaceuticals, Inc. (a) (b)	10,482	183,854
Rubius Therapeutics, Inc. (a) (b)	16,410	297,021
Sangamo Therapeutics, Inc. (a) (b)	47,157	449,878
Savara, Inc. (a)	15,700	115,709
Scholar Rock Holding Corp. (a)	7,968	149,719
Sorrento Therapeutics, Inc. (a) (b)	42,779	203,200
Spark Therapeutics, Inc. (a)	14,454	1,646,022
Spectrum Pharmaceuticals, Inc. (a)	45,835	489,976
Stemline Therapeutics, Inc. (a)	18,471	237,352
TG Therapeutics, Inc. (a) (b)	28,284	227,403

BHFTII-195

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Translate Bio, Inc. (a)	16,186	$164,935
Tyme Technologies, Inc. (a) (b)	51,546	90,721
Ultragenyx Pharmaceutical, Inc. (a) (b)	22,296	1,546,451
Vanda Pharmaceuticals, Inc. (a)	24,336	447,782
Veracyte, Inc. (a)	14,557	364,216
Vericel Corp. (a) (b)	18,632	326,246
Viking Therapeutics, Inc. (a) (b)	28,602	284,304
Voyager Therapeutics, Inc. (a)	10,649	203,822
Xencor, Inc. (a)	21,420	665,305
ZIOPHARM Oncology, Inc. (a) (b)	64,378	247,855

		57,658,832

Building Products—1.2%
AAON, Inc. (b)	16,747	773,377
Advanced Drainage Systems, Inc.	16,264	419,123
American Woodmark Corp. (a)	6,699	553,538
Apogee Enterprises, Inc.	11,475	430,198
Armstrong Flooring, Inc. (a)	11,681	158,862
Builders FirstSource, Inc. (a)	50,475	673,337
Caesarstone, Ltd. (b)	11,687	182,434
Continental Building Products, Inc. (a)	17,313	429,189
CSW Industrials, Inc. (a)	7,377	422,628
Gibraltar Industries, Inc. (a)	14,856	603,302
Griffon Corp. (b)	14,438	266,814
Insteel Industries, Inc.	9,004	188,364
JELD-WEN Holding, Inc. (a)	31,537	556,943
Masonite International Corp. (a)	12,167	607,012
NCI Building Systems, Inc. (a)	19,586	120,650
Patrick Industries, Inc. (a)	10,680	484,018
PGT Innovations, Inc. (a)	22,494	311,542
Quanex Building Products Corp.	17,697	281,205
Simpson Manufacturing Co., Inc. (b)	17,526	1,038,766
Trex Co., Inc. (a) (b)	25,565	1,572,759
Universal Forest Products, Inc.	25,733	769,159

		10,843,220

Capital Markets—1.2%
Arlington Asset Investment Corp. - Class A (b)	10,056	80,046
Artisan Partners Asset Management, Inc. - Class A	21,101	531,112
B. Riley Financial, Inc. (b)	10,620	177,248
Blucora, Inc. (a)	20,338	678,882
BrightSphere Investment Group plc	35,717	484,323
Cohen & Steers, Inc. (b)	9,693	409,723
Cowen Group, Inc. (a) (b)	13,196	191,210
Diamond Hill Investment Group, Inc.	1,546	216,440
Donnelley Financial Solutions, Inc. (a)	16,100	239,568
Federated Investors, Inc. - Class B (b)	41,142	1,205,872
Focus Financial Partners, Inc. - Class A (a)	11,818	421,194
Greenhill & Co., Inc.	10,011	215,337
Hamilton Lane, Inc. - Class A	7,658	333,736
Houlihan Lokey, Inc.	15,059	690,455
International FCStone, Inc. (a)	7,668	297,212
Ladenburg Thalmann Financial Services, Inc.	50,140	141,896
Moelis & Co. - Class A	20,136	837,859
Oppenheimer Holdings, Inc. - Class A	4,998	130,048
Piper Jaffray Cos.	7,063	514,398

Capital Markets—(Continued)
PJT Partners, Inc. - Class A	9,330	389,994
Stifel Financial Corp.	29,695	1,566,708
Virtus Investment Partners, Inc.	3,239	315,964
Waddell & Reed Financial, Inc. - Class A (b)	33,654	581,878
Westwood Holdings Group, Inc.	3,235	114,098
WisdomTree Investments, Inc.	53,688	379,037

		11,144,238

Chemicals—1.9%
AdvanSix, Inc. (a)	14,472	413,465
American Vanguard Corp.	14,887	256,354
Balchem Corp.	13,712	1,272,474
Chase Corp.	3,533	326,944
Ferro Corp. (a) (b)	33,662	637,222
FutureFuel Corp.	10,195	136,613
GCP Applied Technologies, Inc. (a) (b)	31,401	929,470
Hawkins, Inc.	4,778	175,974
HB Fuller Co.	21,308	1,036,421
Ingevity Corp. (a)	18,263	1,928,755
Innophos Holdings, Inc.	9,207	277,499
Innospec, Inc.	10,583	882,093
Intrepid Potash, Inc. (a)	46,261	175,329
Koppers Holdings, Inc. (a)	10,265	266,685
Kraton Corp. (a)	14,021	451,196
Kronos Worldwide, Inc.	11,199	157,010
Livent Corp. (a)	63,109	774,978
Minerals Technologies, Inc.	15,449	908,247
OMNOVA Solutions, Inc. (a)	21,500	150,930
PolyOne Corp.	34,248	1,003,809
PQ Group Holdings, Inc. (a)	14,392	218,327
Quaker Chemical Corp.	5,838	1,169,526
Rayonier Advanced Materials, Inc. (b)	22,944	311,121
Sensient Technologies Corp.	18,001	1,220,288
Stepan Co.	9,222	807,109
Tredegar Corp. (b)	13,367	215,743
Trinseo S.A.	17,985	814,720
Tronox Holding Plc - Class A (a)	43,198	568,054

		17,486,356

Commercial Services & Supplies—2.4%
ABM Industries, Inc.	27,637	1,004,605
ACCO Brands Corp.	48,975	419,226
Advanced Disposal Services, Inc. (a)	29,696	831,488
Brady Corp. - Class A	21,723	1,008,164
BrightView Holdings, Inc. (a)	13,796	198,662
Brink’s Co. (The)	21,381	1,612,341
Casella Waste Systems, Inc. - Class A (a)	19,066	677,987
Ceco Environmental Corp. (a)	14,832	106,790
Cimpress NV (a)	9,290	744,408
Covanta Holding Corp.	53,904	933,078
Deluxe Corp.	19,398	848,081
Ennis, Inc.	9,635	200,023
Healthcare Services Group, Inc. (b)	32,315	1,066,072
Heritage-Crystal Clean, Inc. (a)	7,474	205,161
Herman Miller, Inc.	24,553	863,775
HNI Corp.	18,317	664,724

BHFTII-196

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Interface, Inc.	27,071	$414,728
Kimball International, Inc. - Class B	16,738	236,675
Knoll, Inc.	18,950	358,344
LSC Communications, Inc.	16,124	105,290
Matthews International Corp. - Class A	14,349	530,196
McGrath RentCorp	10,515	594,834
Mobile Mini, Inc.	20,245	687,115
MSA Safety, Inc.	14,519	1,501,265
Multi-Color Corp.	6,168	307,722
Pitney Bowes, Inc. (b)	83,241	571,866
Quad/Graphics, Inc.	13,076	155,604
RR Donnelley & Sons Co.	33,165	156,539
SP Plus Corp. (a)	10,567	360,546
Steelcase, Inc. - Class A	39,276	571,466
Team, Inc. (a) (b)	14,183	248,202
Tetra Tech, Inc. (c)	24,133	1,438,085
U.S. Ecology, Inc.	10,067	563,551
UniFirst Corp.	6,349	974,571
Viad Corp.	8,932	502,782
VSE Corp.	4,190	132,320

		21,796,286

Communications Equipment—1.6%
Acacia Communications, Inc. (a)	10,960	628,556
ADTRAN, Inc. (b)	24,190	331,403
Applied Optoelectronics, Inc. (a) (b)	8,622	105,188
CalAmp Corp. (a)	14,239	179,127
Calix, Inc. (a)	21,486	165,442
Casa Systems, Inc. (a)	12,603	104,605
Ciena Corp. (a)	61,746	2,305,596
Comtech Telecommunications Corp.	11,475	266,450
Digi International, Inc. (a)	12,500	158,375
Extreme Networks, Inc. (a)	50,414	377,601
Finisar Corp. (a)	48,812	1,130,974
Harmonic, Inc. (a)	38,803	210,312
Infinera Corp. (a) (b)	66,643	289,231
InterDigital, Inc.	14,704	970,170
Lumentum Holdings, Inc. (a) (b)	32,859	1,857,848
NETGEAR, Inc. (a) (b)	13,343	441,920
NetScout Systems, Inc. (a)	32,759	919,545
Plantronics, Inc.	14,059	648,260
Quantenna Communications, Inc. (a)	15,870	386,117
Ribbon Communications, Inc. (a)	25,862	133,189
ViaSat, Inc. (a) (b)	23,310	1,806,525
Viavi Solutions, Inc. (a)	100,089	1,239,102

		14,655,536

Construction & Engineering—1.0%
Aegion Corp. (a)	15,075	264,868
Ameresco, Inc. - Class A (a)	9,620	155,652
Argan, Inc. (b)	6,140	306,693
Comfort Systems USA, Inc.	16,446	861,606
Dycom Industries, Inc. (a) (b)	13,476	619,087
EMCOR Group, Inc. (b)	25,321	1,850,459
Granite Construction, Inc. (b)	19,793	854,068
Great Lakes Dredge & Dock Corp. (a)	27,775	247,475

Construction & Engineering—(Continued)
KBR, Inc.	62,037	1,184,286
MasTec, Inc. (a) (b)	26,785	1,288,358
MYR Group, Inc. (a)	6,874	238,047
Northwest Pipe Co. (a)	4,538	108,912
NV5 Global, Inc. (a) (b)	3,969	235,600
Primoris Services Corp.	17,845	369,034
Sterling Construction Co., Inc. (a)	13,246	165,840
Tutor Perini Corp. (a) (b)	19,192	328,567
Willscot Corp. (a)	14,553	161,393

		9,239,945

Construction Materials—0.1%
Summit Materials, Inc. - Class A (a) (b)	51,305	814,210
U.S. Concrete, Inc. (a) (b)	7,217	298,928

		1,113,138

Consumer Finance—0.6%
Encore Capital Group, Inc. (a) (b)	11,469	312,301
Enova International, Inc. (a)	15,391	351,223
EZCORP, Inc. - Class A (a) (b)	25,543	238,061
FirstCash, Inc.	18,229	1,576,809
Green Dot Corp. - Class A (a)	21,516	1,304,945
LendingClub Corp. (a)	142,833	441,354
Nelnet, Inc. - Class A	9,125	502,514
PRA Group, Inc. (a) (b)	19,388	519,792
Regional Management Corp. (a)	5,496	134,212
World Acceptance Corp. (a)	2,848	333,586

		5,714,797

Containers & Packaging—0.1%
Greif, Inc. - Class A	12,112	499,620
Greif, Inc. - Class B	2,277	111,323
Myers Industries, Inc.	14,676	251,106

		862,049

Distributors—0.1%
Core-Mark Holding Co., Inc.	21,704	805,869
Funko, Inc. - Class A (a)	5,447	118,309

		924,178

Diversified Consumer Services—0.9%
Adtalem Global Education, Inc. (a)	25,502	1,181,253
American Public Education, Inc. (a)	6,406	192,949
Career Education Corp. (a)	31,150	514,598
Carriage Services, Inc.	7,506	144,490
Chegg, Inc. (a)	46,288	1,764,498
Houghton Mifflin Harcourt Co. (a)	46,134	335,394
K12, Inc. (a)	17,337	591,712
Laureate Education, Inc. - Class A (a)	41,832	626,225
Regis Corp. (a) (b)	12,930	254,333
Sotheby’s (a)	13,420	506,605
Strategic Education, Inc.	9,106	1,195,709
Weight Watchers International, Inc. (a)	17,564	353,915

		7,661,681

BHFTII-197

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—0.2%
Banco Latinoamericano de Comercio Exterior S.A. - Class E	14,005	$278,980
Cannae Holdings, Inc. (a)	30,326	735,709
FGL Holdings	61,920	487,310
On Deck Capital, Inc. (a)	25,436	137,863

		1,639,862

Diversified Telecommunication Services—0.5%
ATN International, Inc.	4,754	268,078
Cincinnati Bell, Inc. (a)	19,517	186,192
Cogent Communications Holdings, Inc.	17,728	961,744
Consolidated Communications Holdings, Inc. (b)	32,698	356,735
Frontier Communications Corp. (a) (b)	47,610	94,744
Intelsat S.A. (a) (b)	23,051	360,979
Iridium Communications, Inc. (a) (b)	44,054	1,164,788
Ooma, Inc. (a)	9,215	122,006
ORBCOMM, Inc. (a) (b)	31,662	214,668
pdvWireless, Inc. (a)	4,481	157,552
Vonage Holdings Corp. (a)	92,718	930,889

		4,818,375

Electric Utilities—1.2%
ALLETE, Inc.	22,048	1,813,007
El Paso Electric Co.	17,076	1,004,410
IDACORP, Inc. (b)	21,685	2,158,525
MGE Energy, Inc.	15,960	1,084,801
Otter Tail Corp.	18,035	898,504
PNM Resources, Inc.	34,438	1,630,295
Portland General Electric Co.	38,292	1,985,057

		10,574,599

Electrical Equipment—0.7%
Allied Motion Technologies, Inc.	3,283	112,870
Atkore International Group, Inc. (a)	18,445	397,121
AZZ, Inc.	10,507	430,051
Encore Wire Corp.	8,097	463,310
EnerSys	18,778	1,223,574
Enphase Energy, Inc. (a) (b)	41,498	383,027
Generac Holdings, Inc. (a)	26,660	1,365,792
Plug Power, Inc. (a) (b)	104,473	250,735
Powell Industries, Inc.	4,404	116,926
Sunrun, Inc. (a) (b)	43,801	615,842
Thermon Group Holdings, Inc. (a)	15,847	388,410
TPI Composites, Inc. (a)	7,332	209,842
Vicor Corp. (a)	7,027	217,978

		6,175,478

Electronic Equipment, Instruments & Components—2.5%
Anixter International, Inc. (a)	12,098	678,819
Arlo Technologies, Inc. (a)	26,422	109,123
AVX Corp. (b)	21,871	379,243
Badger Meter, Inc.	12,590	700,508
Bel Fuse, Inc. - Class B	4,606	116,440
Belden, Inc.	17,022	914,081
Benchmark Electronics, Inc.	20,690	543,112
Control4 Corp. (a)	10,604	179,526
CTS Corp.	15,701	461,138
Daktronics, Inc.	17,820	132,759
ePlus, Inc. (a)	6,246	553,021
Fabrinet (a)	14,928	781,630
FARO Technologies, Inc. (a) (b)	7,841	344,298
Fitbit, Inc. - Class A (a) (b)	94,378	558,718
II-VI, Inc. (a)	28,216	1,050,764
Insight Enterprises, Inc. (a) (c)	15,396	847,704
Itron, Inc. (a)	14,816	691,166
KEMET Corp.	25,798	437,792
Kimball Electronics, Inc. (a)	8,244	127,700
Knowles Corp. (a)	40,362	711,582
Mesa Laboratories, Inc.	1,474	339,757
Methode Electronics, Inc.	15,351	441,802
MTS Systems Corp. (b)	7,482	407,470
Napco Security Technologies, Inc. (a)	5,652	117,222
nLight, Inc. (a) (b)	10,315	229,818
Novanta, Inc. (a)	13,765	1,166,308
OSI Systems, Inc. (a)	7,093	621,347
PAR Technology Corp. (a)	5,391	131,864
Park Electrochemical Corp.	10,569	165,933
PC Connection, Inc.	5,366	196,771
Plexus Corp. (a) (c)	13,647	831,785
Rogers Corp. (a) (b)	8,166	1,297,414
Sanmina Corp. (a)	28,234	814,551
ScanSource, Inc. (a)	12,162	435,643
SYNNEX Corp.	18,075	1,724,174
Tech Data Corp. (a) (b)	16,409	1,680,446
TTM Technologies, Inc. (a)	43,439	509,539
Vishay Intertechnology, Inc. (b)	56,238	1,038,716
Vishay Precision Group, Inc. (a)	5,267	180,184

		22,649,868

Energy Equipment & Services—1.3%
Archrock, Inc.	54,537	533,372
C&J Energy Services, Inc. (a)	30,083	466,888
Cactus, Inc. - Class A (a)	17,081	608,084
Diamond Offshore Drilling, Inc. (a) (b)	27,291	286,283
Dril-Quip, Inc. (a) (b)	15,999	733,554
Exterran Corp. (a)	14,849	250,206
Forum Energy Technologies, Inc. (a)	38,569	197,088
Frank’s International NV (a)	36,054	223,895
FTS International, Inc. (a)	16,194	161,940
Helix Energy Solutions Group, Inc. (a) (b)	67,569	534,471
Keane Group, Inc. (a)	25,842	281,419
KLX Energy Services Holdings, Inc. (a)	9,171	230,559
Liberty Oilfield Services, Inc. - Class A (b)	20,373	313,540
Mammoth Energy Services, Inc.	6,277	104,512
Matrix Service Co. (a)	14,196	277,958
McDermott International, Inc. (a)	78,718	585,662
Natural Gas Services Group, Inc. (a)	6,643	114,990
Newpark Resources, Inc. (a)	41,815	383,025
Nine Energy Service, Inc. (a)	7,202	163,125
Noble Corp. plc (a)	121,320	348,188
Oceaneering International, Inc. (a)	45,596	719,049
Oil States International, Inc. (a)	27,605	468,181

BHFTII-198

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
ProPetro Holding Corp. (a)	33,439	$753,715
Rowan Cos. plc - Class A (a) (b)	56,769	612,538
SEACOR Holdings, Inc. (a)	7,977	337,268
Select Energy Services, Inc. - Class A (a) (b)	21,969	264,067
Solaris Oilfield Infrastructure, Inc. - Class A (b)	13,032	214,246
Superior Energy Services, Inc. (a)	73,574	343,591
TETRA Technologies, Inc. (a)	63,074	147,593
Tidewater, Inc. (a)	13,353	309,656
U.S. Silica Holdings, Inc. (b)	34,136	592,601
Unit Corp. (a)	24,655	351,087

		11,912,351

Entertainment—0.5%
AMC Entertainment Holdings, Inc. - Class A (b)	25,675	381,274
Eros International plc (a)	13,360	122,110
Glu Mobile, Inc. (a)	50,565	553,181
IMAX Corp. (a)	23,016	522,003
Liberty Braves Group - Class A (a)	5,080	141,935
Liberty Braves Group - Class C (a)	16,010	444,598
Marcus Corp. (The)	9,550	382,477
Reading International, Inc. - Class A (a)	8,504	135,724
Rosetta Stone, Inc. (a)	9,843	215,070
World Wrestling Entertainment, Inc. - Class A	18,234	1,582,346

		4,480,718

Equity Real Estate Investment Trusts—6.8%
Acadia Realty Trust	34,500	940,815
Agree Realty Corp.	14,748	1,022,626
Alexander & Baldwin, Inc.	29,617	753,457
Alexander’s, Inc.	1,029	387,079
American Assets Trust, Inc.	16,370	750,728
Americold Realty Trust	55,932	1,706,485
Armada Hoffler Properties, Inc. (b)	19,662	306,531
Ashford Hospitality Trust, Inc.	36,619	173,940
Bluerock Residential Growth REIT, Inc.	11,894	128,217
Braemar Hotels & Resorts, Inc.	14,521	177,301
CareTrust REIT, Inc.	36,768	862,577
CatchMark Timber Trust, Inc. - Class A	23,620	231,948
CBL & Associates Properties, Inc. (b)	78,126	121,095
Cedar Realty Trust, Inc.	37,954	129,044
Chatham Lodging Trust	19,109	367,657
Chesapeake Lodging Trust	24,761	688,603
City Office REIT, Inc.	14,820	167,614
Community Healthcare Trust, Inc.	6,825	244,949
CoreCivic, Inc.	50,114	974,717
CorEnergy Infrastructure Trust, Inc.	5,980	219,765
Corepoint Lodging, Inc.	18,376	205,260
Cousins Properties, Inc.	183,442	1,772,050
DiamondRock Hospitality Co.	92,371	1,000,378
Easterly Government Properties, Inc.	27,307	491,799
EastGroup Properties, Inc.	14,859	1,658,859
First Industrial Realty Trust, Inc.	53,382	1,887,588
Four Corners Property Trust, Inc.	29,818	882,613
Franklin Street Properties Corp.	48,177	346,393
Front Yard Residential Corp.	23,934	221,868
Geo Group, Inc. (The)	53,292	1,023,206

Equity Real Estate Investment Trusts—(Continued)
Getty Realty Corp.	13,449	430,772
Gladstone Commercial Corp.	13,243	275,057
Global Net Lease, Inc.	31,987	604,554
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	26,277	673,742
Healthcare Realty Trust, Inc. (b)	53,035	1,702,954
Hersha Hospitality Trust	16,071	275,457
Independence Realty Trust, Inc.	39,339	424,468
Industrial Logistics Properties Trust	27,724	559,193
InfraREIT, Inc.	19,986	419,106
Innovative Industrial Properties, Inc. (b)	4,310	352,084
Investors Real Estate Trust (b)	5,565	333,399
iStar, Inc.	31,393	264,329
Jernigan Capital, Inc.	8,813	185,426
Kite Realty Group Trust	38,990	623,450
Lexington Realty Trust	93,551	847,572
LTC Properties, Inc.	17,896	819,637
Mack-Cali Realty Corp.	38,134	846,575
MedEquities Realty Trust, Inc.	13,970	155,486
Monmouth Real Estate Investment Corp.	38,893	512,610
National Health Investors, Inc.	18,042	1,417,199
National Storage Affiliates Trust	25,366	723,185
New Senior Investment Group, Inc.	35,722	194,685
NexPoint Residential Trust, Inc.	9,154	350,964
NorthStar Realty Europe Corp.	22,208	385,531
Office Properties Income Trust	20,820	575,465
One Liberty Properties, Inc.	6,290	182,410
Pebblebrook Hotel Trust (b)	55,986	1,738,925
Pennsylvania Real Estate Investment Trust (b)	32,570	204,865
Physicians Realty Trust	76,930	1,447,053
Piedmont Office Realty Trust, Inc. - Class A	53,950	1,124,858
PotlatchDeltic Corp.	29,869	1,128,750
Preferred Apartment Communities, Inc. - Class A	18,839	279,194
PS Business Parks, Inc.	8,900	1,395,787
QTS Realty Trust, Inc. - Class A (b)	22,822	1,026,762
Retail Opportunity Investments Corp.	47,153	817,633
Rexford Industrial Realty, Inc.	40,096	1,435,838
RLJ Lodging Trust	77,648	1,364,275
RPT Realty (b)	37,976	456,092
Ryman Hospitality Properties, Inc.	19,180	1,577,363
Sabra Health Care REIT, Inc. (b)	75,831	1,476,430
Saul Centers, Inc.	5,405	277,655
Seritage Growth Properties - Class A (b)	15,000	666,600
Spirit MTA REIT	21,163	137,348
STAG Industrial, Inc.	41,512	1,230,831
Summit Hotel Properties, Inc. (b)	48,101	548,832
Sunstone Hotel Investors, Inc.	96,456	1,388,966
Tanger Factory Outlet Centers, Inc. (b)	42,302	887,496
Terreno Realty Corp.	25,347	1,065,588
Tier REIT, Inc.	22,342	640,322
UMH Properties, Inc.	14,825	208,736
Universal Health Realty Income Trust	6,109	462,512
Urban Edge Properties	50,231	954,389
Urstadt Biddle Properties, Inc. - Class A	13,207	272,593
Washington Prime Group, Inc. (b)	85,471	482,911
Washington Real Estate Investment Trust	34,947	991,796
Whitestone REIT	18,215	218,944

BHFTII-199

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Xenia Hotels & Resorts, Inc.	49,824	$1,091,644

		60,981,460

Food & Staples Retailing—0.7%
Andersons, Inc. (The) (b)	13,251	427,080
BJ’s Wholesale Club Holdings, Inc. (a)	55,350	1,516,590
Chefs’ Warehouse, Inc. (The) (a)	8,577	266,316
Ingles Markets, Inc. - Class A	6,173	170,498
Performance Food Group Co. (a)	45,579	1,806,752
Pricesmart, Inc.	9,083	534,807
Rite Aid Corp. (a) (b)	479,222	304,306
SpartanNash Co.	16,917	268,473
United Natural Foods, Inc. (a) (b)	23,843	315,204
Village Super Market, Inc. - Class A (b)	4,043	110,495
Weis Markets, Inc. (b)	4,490	183,237

		5,903,758

Food Products—1.1%
B&G Foods, Inc. (b)	30,133	735,848
Cal-Maine Foods, Inc.	14,364	641,065
Calavo Growers, Inc. (b)	7,353	616,549
Darling Ingredients, Inc. (a)	72,905	1,578,393
Dean Foods Co. (b)	42,544	128,908
Farmer Bros Co. (a)	3,967	79,380
Fresh Del Monte Produce, Inc.	13,189	356,499
Freshpet, Inc. (a)	10,616	448,951
Hostess Brands, Inc. (a)	45,622	570,275
J&J Snack Foods Corp.	6,582	1,045,485
John B Sanfilippo & Son, Inc.	4,150	298,261
Lancaster Colony Corp. (b)	8,191	1,283,448
Landec Corp. (a)	14,010	172,043
Limoneira Co. (b)	6,209	146,098
Sanderson Farms, Inc. (b)	8,604	1,134,351
Simply Good Foods Co. (The) (a) (b)	26,653	548,785
Tootsie Roll Industries, Inc. (b)	6,622	246,598

		10,030,937

Gas Utilities—1.2%
Chesapeake Utilities Corp.	6,975	636,190
New Jersey Resources Corp.	38,723	1,928,018
Northwest Natural Holding Co.	13,257	870,057
ONE Gas, Inc.	22,361	1,990,800
South Jersey Industries, Inc.	40,110	1,286,328
Southwest Gas Holdings, Inc.	22,856	1,880,134
Spire, Inc.	20,952	1,724,140

		10,315,667

Health Care Equipment & Supplies—3.6%
Accuray, Inc. (a)	42,251	201,537
AngioDynamics, Inc. (a)	17,852	408,097
Anika Therapeutics, Inc. (a) (b)	7,087	214,311
Antares Pharma, Inc. (a) (b)	69,581	210,830
AtriCure, Inc. (a)	16,270	435,873
Atrion Corp.	618	543,024
Avanos Medical, Inc. (a)	20,898	891,927

Health Care Equipment & Supplies—(Continued)
AxoGen, Inc. (a) (b)	15,476	325,925
Cardiovascular Systems, Inc. (a)	14,951	578,006
Cerus Corp. (a)	58,326	363,371
CONMED Corp.	11,683	971,792
CryoLife, Inc. (a)	17,220	502,307
CryoPort, Inc. (a) (b)	12,188	157,469
Cutera, Inc. (a)	6,744	119,099
CytoSorbents Corp. (a)	14,785	111,922
GenMark Diagnostics, Inc. (a)	26,350	186,822
Glaukos Corp. (a)	15,446	1,210,503
Globus Medical, Inc. - Class A (a)	32,771	1,619,215
Haemonetics Corp. (a) (b)	22,809	1,995,331
Heska Corp. (a) (b)	3,277	278,938
Inogen, Inc. (a) (b)	7,603	725,098
Integer Holdings Corp. (a)	13,621	1,027,296
Invacare Corp.	16,957	141,930
iRhythm Technologies, Inc. (a) (b)	11,010	825,310
Lantheus Holdings, Inc. (a)	18,267	447,176
LeMaitre Vascular, Inc.	7,651	237,181
LivaNova plc (a)	21,333	2,074,634
Meridian Bioscience, Inc.	22,552	397,141
Merit Medical Systems, Inc. (a) (b)	23,561	1,456,777
Natus Medical, Inc. (a)	15,157	384,685
Neogen Corp. (a) (b)	21,760	1,248,806
Nevro Corp. (a) (b)	13,030	814,505
Novocure, Ltd. (a)	33,161	1,597,365
NuVasive, Inc. (a)	22,101	1,255,116
OraSure Technologies, Inc. (a)	28,446	317,173
Orthofix Medical, Inc. (a)	7,561	426,516
OrthoPediatrics Corp. (a)	3,676	162,590
Oxford Immunotec Global plc (a)	12,520	215,720
Quidel Corp. (a) (b)	15,132	990,692
Rockwell Medical, Inc. (a) (b)	25,889	147,308
RTI Surgical, Inc. (a)	30,074	180,745
Senseonics Holdings, Inc. (a) (b)	42,278	103,581
STAAR Surgical Co. (a)	19,419	663,936
SurModics, Inc. (a)	6,159	267,793
Tactile Systems Technology, Inc. (a)	8,238	434,307
Tandem Diabetes Care, Inc. (a)	22,706	1,441,831
TransEnterix, Inc. (a) (b)	73,037	173,828
Utah Medical Products, Inc.	2,002	176,677
Varex Imaging Corp. (a)	17,885	605,944
ViewRay, Inc. (a) (b)	25,410	187,780
Wright Medical Group NV (a) (b)	55,761	1,753,683

		32,209,423

Health Care Providers & Services—1.9%
Addus HomeCare Corp. (a)	4,191	266,506
Amedisys, Inc. (a)	11,809	1,455,577
AMN Healthcare Services, Inc. (a)	21,592	1,016,767
BioScrip, Inc. (a)	62,422	124,844
BioTelemetry, Inc. (a)	15,132	947,566
Brookdale Senior Living, Inc. (a)	86,808	571,197
Community Health Systems, Inc. (a)	43,641	162,781
Corvel Corp. (a)	4,267	278,379
Cross Country Healthcare, Inc. (a)	16,495	115,960

BHFTII-200

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Diplomat Pharmacy, Inc. (a) (b)	26,141	$151,879
Ensign Group, Inc. (The)	21,431	1,097,053
Guardant Health, Inc. (a) (b)	6,515	499,700
HealthEquity, Inc. (a) (b)	23,550	1,742,229
LHC Group, Inc. (a)	13,057	1,447,499
Magellan Health, Inc. (a)	11,100	731,712
National Healthcare Corp. (b)	5,246	398,066
National Research Corp. - Class A	4,950	191,070
Owens & Minor, Inc. (b)	28,475	116,748
Patterson Cos., Inc. (b)	37,980	829,863
PetIQ, Inc. (a) (b)	7,710	242,171
Providence Service Corp. (The) (a)	5,978	398,254
R1 RCM, Inc. (a)	47,026	454,741
RadNet, Inc. (a)	21,044	260,735
Select Medical Holdings Corp. (a)	47,385	667,655
Surgery Partners, Inc. (a) (b)	9,540	107,611
Tenet Healthcare Corp. (a)	38,490	1,110,052
Tivity Health, Inc. (a)	21,321	374,397
Triple-S Management Corp. - Class B (a)	9,291	212,021
U.S. Physical Therapy, Inc.	6,011	631,335

		16,604,368

Health Care Technology—1.1%
Allscripts Healthcare Solutions, Inc. (a) (b)	77,571	740,027
Castlight Health, Inc. - Class B (a)	40,679	152,546
Computer Programs & Systems, Inc. (b)	5,856	173,865
Evolent Health, Inc. - Class A (a)	31,066	390,810
HealthStream, Inc. (a)	12,016	337,169
HMS Holdings Corp. (a)	37,216	1,101,966
Inovalon Holdings, Inc. - Class A (a) (b)	29,972	372,552
Inspire Medical Systems, Inc. (a)	6,838	388,262
Medidata Solutions, Inc. (a) (b)	24,663	1,806,318
NextGen Healthcare, Inc. (a)	24,814	417,620
Omnicell, Inc. (a)	16,836	1,361,022
Simulations Plus, Inc.	5,451	115,071
Tabula Rasa HealthCare, Inc. (a) (b)	8,170	460,951
Teladoc Health, Inc. (a) (b)	29,056	1,615,514
Vocera Communications, Inc. (a)	13,407	424,063

		9,857,756

Hotels, Restaurants & Leisure—2.9%
BBX Capital Corp.	25,192	149,137
Belmond, Ltd. - Class A (a)	38,434	958,160
BJ’s Restaurants, Inc.	9,083	429,444
Bloomin’ Brands, Inc.	36,028	736,773
Boyd Gaming Corp.	36,831	1,007,696
Brinker International, Inc. (b)	16,964	752,862
Carrols Restaurant Group, Inc. (a)	17,458	174,056
Century Casinos, Inc. (a)	13,208	119,664
Cheesecake Factory, Inc. (The) (b)	18,905	924,833
Churchill Downs, Inc.	14,928	1,347,401
Chuy’s Holdings, Inc. (a)	8,272	188,353
Cracker Barrel Old Country Store, Inc. (b)	8,458	1,366,897
Dave & Buster’s Entertainment, Inc. (b)	17,269	861,205
Del Frisco’s Restaurant Group, Inc. (a)	16,266	104,265
Del Taco Restaurants, Inc. (a)	16,196	162,932

Hotels, Restaurants & Leisure—(Continued)
Denny’s Corp. (a)	25,229	462,952
Dine Brands Global, Inc.	7,762	708,593
Drive Shack, Inc. (a)	29,184	131,036
El Pollo Loco Holdings, Inc. (a)	10,879	141,536
Eldorado Resorts, Inc. (a) (b)	27,820	1,298,916
Fiesta Restaurant Group, Inc. (a)	9,712	127,324
Golden Entertainment, Inc. (a)	8,432	119,397
Habit Restaurants, Inc. (The) - Class A (a)	10,004	108,243
International Speedway Corp. - Class A	10,424	454,799
Jack in the Box, Inc.	10,768	872,854
Lindblad Expeditions Holdings, Inc. (a)	10,779	164,380
Marriott Vacations Worldwide Corp.	16,923	1,582,301
Monarch Casino & Resort, Inc. (a)	5,265	231,239
Papa John’s International, Inc. (b)	10,257	543,108
Penn National Gaming, Inc. (a)	48,164	968,096
Planet Fitness, Inc. - Class A (a) (b)	37,935	2,606,893
PlayAGS, Inc. (a)	9,992	239,109
Red Robin Gourmet Burgers, Inc. (a)	5,863	168,913
Red Rock Resorts, Inc. - Class A	32,000	827,200
Ruth’s Hospitality Group, Inc.	13,027	333,361
Scientific Games Corp. - Class A (a)	24,798	506,375
SeaWorld Entertainment, Inc. (a)	25,485	656,494
Shake Shack, Inc. - Class A (a)	11,359	671,885
Texas Roadhouse, Inc.	29,169	1,814,020
Wingstop, Inc.	12,085	918,823

		25,941,525

Household Durables—1.5%
Beazer Homes USA, Inc. (a)	13,700	157,687
Cavco Industries, Inc. (a)	3,571	419,700
Century Communities, Inc. (a)	12,109	290,253
Ethan Allen Interiors, Inc. (b)	12,159	232,602
GoPro, Inc. - Class A (a)	52,565	341,673
Helen of Troy, Ltd. (a) (b)	11,424	1,324,727
Hooker Furniture Corp.	5,444	156,951
Installed Building Products, Inc. (a)	9,469	459,246
iRobot Corp. (a) (b)	11,431	1,345,314
KB Home	37,780	913,143
La-Z-Boy, Inc.	21,678	715,157
LGI Homes, Inc. (a) (b)	8,210	494,570
M/I Homes, Inc. (a)	12,868	342,546
MDC Holdings, Inc.	20,801	604,477
Meritage Homes Corp. (a) (b)	15,760	704,630
Roku, Inc. (a) (b)	19,013	1,226,529
Skyline Champion Corp.	13,094	248,786
Taylor Morrison Home Corp. - Class A (a)	47,598	844,864
TopBuild Corp. (a)	15,564	1,008,858
TRI Pointe Group, Inc. (a) (b)	58,711	742,107
Tupperware Brands Corp.	21,006	537,333
Universal Electronics, Inc. (a)	6,028	223,940
William Lyon Homes - Class A (a)	14,816	227,722
ZAGG, Inc. (a)	14,118	128,050

		13,690,865

Household Products—0.2%
Central Garden and Pet Co. (a)	4,446	113,640

BHFTII-201

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—(Continued)
Central Garden and Pet Co. - Class A (a)	18,062	$419,941
WD-40 Co. (b)	5,879	996,138

		1,529,719

Independent Power and Renewable Electricity Producers—0.3%
Atlantic Power Corp. (a)	50,551	127,389
Clearway Energy, Inc. - Class A	16,087	233,905
Clearway Energy, Inc. - Class C	32,256	487,388
Ormat Technologies, Inc. (b)	16,822	927,733
Pattern Energy Group, Inc. - Class A	35,949	790,878
TerraForm Power, Inc. - Class A	34,889	479,375

		3,046,668

Industrial Conglomerates—0.1%
Raven Industries, Inc.	15,898	610,006

Insurance—2.6%
Ambac Financial Group, Inc. (a)	22,444	406,685
American Equity Investment Life Holding Co.	37,983	1,026,301
AMERISAFE, Inc.	7,822	464,627
Argo Group International Holdings, Ltd.	14,435	1,019,977
Citizens, Inc. (a) (b)	22,172	147,887
CNO Financial Group, Inc.	71,414	1,155,479
eHealth, Inc. (a)	9,736	606,942
EMC Insurance Group, Inc.	4,472	142,567
Employers Holdings, Inc.	14,789	593,187
Enstar Group, Ltd. (a)	5,526	961,524
FBL Financial Group, Inc. - Class A	4,790	300,429
Genworth Financial, Inc. - Class A (a)	223,663	856,629
Global Indemnity, Ltd.	3,335	101,317
Goosehead Insurance, Inc. - Class A	5,024	140,069
Greenlight Capital Re, Ltd. - Class A (a) (b)	13,998	152,158
HCI Group, Inc. (b)	2,670	114,089
Health Insurance Innovations, Inc. - Class A (a) (b)	5,782	155,073
Heritage Insurance Holdings, Inc.	11,792	172,163
Horace Mann Educators Corp.	18,978	668,216
Investors Title Co.	687	108,477
James River Group Holdings, Ltd.	12,177	488,054
Kemper Corp.	22,372	1,703,404
Kinsale Capital Group, Inc.	9,172	628,924
MBIA, Inc. (a)	41,874	398,641
National General Holdings Corp.	28,508	676,495
National Western Life Group, Inc. - Class A	1,054	276,644
Navigators Group, Inc. (The)	9,344	652,865
Primerica, Inc.	18,907	2,309,490
ProAssurance Corp.	22,282	771,180
RLI Corp. (b)	16,583	1,189,830
Safety Insurance Group, Inc.	6,815	593,859
Selective Insurance Group, Inc.	24,829	1,571,179
State Auto Financial Corp.	7,940	261,385
Stewart Information Services Corp.	10,993	469,291
Third Point Reinsurance, Ltd. (a)	34,789	361,110
Trupanion, Inc. (a) (b)	11,074	362,563
United Fire Group, Inc.	9,677	422,982
United Insurance Holdings Corp.	8,654	137,599

Insurance—(Continued)
Universal Insurance Holdings, Inc.	13,371	414,501

		22,983,792

Interactive Media & Services—0.5%
Care.com, Inc. (a)	6,999	138,300
Cargurus, Inc. (a)	21,694	869,062
Cars.com, Inc. (a) (b)	29,503	672,668
Liberty TripAdvisor Holdings, Inc. - Class A (a)	34,803	493,855
Meet Group, Inc. (The) (a)	33,008	166,030
QuinStreet, Inc. (a)	18,085	242,158
TrueCar, Inc. (a)	42,606	282,904
Yelp, Inc. (a) (b)	36,366	1,254,627

		4,119,604

Internet & Direct Marketing Retail—0.9%
1-800-Flowers.com, Inc. - Class A (a)	13,330	243,006
Etsy, Inc. (a)	51,116	3,436,017
Groupon, Inc. (a)	195,286	693,265
Liberty Expedia Holdings, Inc. - Class A (a)	22,829	977,081
Overstock.com, Inc. (a) (b)	9,776	162,477
PetMed Express, Inc. (b)	9,436	214,952
Quotient Technology, Inc. (a)	35,202	347,444
Shutterfly, Inc. (a)	15,092	613,339
Shutterstock, Inc. (b)	9,230	430,395
Stamps.com, Inc. (a) (b)	7,719	628,404

		7,746,380

IT Services—2.1%
Brightcove, Inc. (a)	17,189	144,559
CACI International, Inc. - Class A (a) (c)	10,580	1,925,772
Carbonite, Inc. (a) (b)	13,993	347,166
Cardtronics plc - Class A (a) (b)	17,673	628,805
Cass Information Systems, Inc.	5,890	278,597
CSG Systems International, Inc. (b)	15,258	645,413
Endurance International Group Holdings, Inc. (a)	27,122	196,634
Everi Holdings, Inc. (a)	31,818	334,725
EVERTEC, Inc.	25,916	720,724
Evo Payments, Inc. - Class A (a)	11,615	337,416
ExlService Holdings, Inc. (a) (b)	15,305	918,606
GTT Communications, Inc. (a) (b)	18,758	650,903
Hackett Group, Inc. (The)	11,151	176,186
Limelight Networks, Inc. (a)	43,835	141,587
LiveRamp Holdings, Inc. (a)	29,251	1,596,227
ManTech International Corp. - Class A	10,826	584,821
MAXIMUS, Inc.	27,829	1,975,302
NIC, Inc.	29,109	497,473
Perficient, Inc. (a)	13,564	371,518
Perspecta, Inc.	61,282	1,239,122
Presidio, Inc.	16,489	244,037
Science Applications International Corp.	21,823	1,679,280
Sykes Enterprises, Inc. (a)	18,634	526,970
Travelport Worldwide, Ltd.	56,729	892,347
TTEC Holdings, Inc.	7,377	267,269
Tucows, Inc. - Class A (a) (b)	4,376	355,244
Unisys Corp. (a)	20,742	242,059

BHFTII-202

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Virtusa Corp. (a)	12,986	$694,102

		18,612,864

Leisure Products—0.3%
Acushnet Holdings Corp.	14,893	344,624
American Outdoor Brands Corp. (a)	25,637	239,450
Callaway Golf Co. (b)	43,200	688,176
Clarus Corp.	10,372	132,865
Johnson Outdoors, Inc. - Class A	2,524	180,113
Malibu Boats, Inc. - Class A (a)	8,768	347,038
MasterCraft Boat Holdings, Inc. (a)	9,205	207,757
Sturm Ruger & Co., Inc.	7,553	400,460
Vista Outdoor, Inc. (a) (b)	27,041	216,598
YETI Holdings, Inc. (a) (b)	7,841	237,190

		2,994,271

Life Sciences Tools & Services—0.6%
Accelerate Diagnostics, Inc. (a) (b)	11,348	238,535
Cambrex Corp. (a)	15,180	589,743
Codexis, Inc. (a) (b)	21,463	440,635
Fluidigm Corp. (a)	16,104	214,022
Luminex Corp.	18,901	434,912
Medpace Holdings, Inc. (a)	9,844	580,501
NanoString Technologies, Inc. (a)	11,330	271,127
NeoGenomics, Inc. (a) (b)	36,638	749,613
Pacific Biosciences of California, Inc. (a)	57,706	417,214
Syneos Health, Inc. (a)	28,231	1,461,237

		5,397,539

Machinery—3.6%
Actuant Corp. - Class A	28,401	692,132
Alamo Group, Inc.	4,629	462,622
Albany International Corp. - Class A	12,352	884,280
Altra Industrial Motion Corp.	27,121	842,107
Astec Industries, Inc. (b)	10,105	381,565
Barnes Group, Inc.	20,566	1,057,298
Blue Bird Corp. (a)	5,751	97,364
Briggs & Stratton Corp.	19,347	228,875
Chart Industries, Inc. (a)	13,047	1,181,014
CIRCOR International, Inc. (a) (b)	7,291	237,687
Columbus McKinnon Corp.	10,074	346,042
Commercial Vehicle Group, Inc. (a)	14,605	112,020
DMC Global, Inc.	7,160	355,422
Douglas Dynamics, Inc.	9,877	376,017
Energy Recovery, Inc. (a) (b)	17,996	157,105
EnPro Industries, Inc.	8,388	540,607
ESCO Technologies, Inc.	10,899	730,560
Evoqua Water Technologies Corp. (a) (b)	34,844	438,338
Federal Signal Corp.	27,402	712,178
Franklin Electric Co., Inc.	19,223	982,103
Global Brass & Copper Holdings, Inc.	8,075	278,103
Gorman-Rupp Co. (The)	7,300	247,762
Greenbrier Cos., Inc. (The)	14,568	469,527
Harsco Corp. (a)	33,858	682,577
Hillenbrand, Inc.	26,557	1,102,912
Hurco Cos., Inc.	3,167	127,725

Machinery—(Continued)
Hyster-Yale Materials Handling, Inc.	4,976	310,303
John Bean Technologies Corp.	13,882	1,275,617
Kadant, Inc.	4,675	411,213
Kennametal, Inc. (b)	34,945	1,284,229
Lindsay Corp.	4,595	444,750
Lydall, Inc. (a)	8,342	195,703
Manitowoc Co., Inc. (The) (a)	15,849	260,082
Meritor, Inc. (a)	32,687	665,181
Milacron Holdings Corp. (a)	30,587	346,245
Miller Industries, Inc.	5,680	175,228
Mueller Industries, Inc.	23,070	723,014
Mueller Water Products, Inc. - Class A	67,872	681,435
Navistar International Corp. (a)	21,262	686,763
NN, Inc. (b)	19,899	149,044
Omega Flex, Inc.	1,434	108,697
Park-Ohio Holdings Corp.	4,748	153,740
Proto Labs, Inc. (a)	11,672	1,227,194
RBC Bearings, Inc. (a)	10,400	1,322,568
REV Group, Inc. (b)	11,893	130,228
Rexnord Corp. (a)	44,341	1,114,733
Spartan Motors, Inc.	16,327	144,167
SPX Corp. (a)	17,680	615,087
SPX FLOW, Inc. (a)	19,349	617,233
Standex International Corp.	5,879	431,519
Sun Hydraulics Corp.	12,428	578,026
Tennant Co.	8,362	519,197
Titan International, Inc.	22,706	135,555
TriMas Corp. (a)	18,947	572,768
Wabash National Corp.	27,273	369,549
Watts Water Technologies, Inc. - Class A	11,495	929,026
Woodward, Inc. (b)	22,995	2,181,996

		32,484,032

Marine—0.1%
Costamare, Inc.	19,016	98,883
Matson, Inc.	17,506	631,792
Scorpio Bulkers, Inc.	28,455	109,267

		839,942

Media—1.5%
Central European Media Enterprises, Ltd. - Class A (a)	41,828	166,475
Daily Journal Corp. (a) (b)	598	128,032
Emerald Expositions Events, Inc.	11,929	151,498
Entercom Communications Corp. - Class A (b)	57,510	301,928
Entravision Communications Corp. - Class A	31,450	101,898
EW Scripps Co. (The) - Class A	21,625	454,125
Gannett Co., Inc.	48,407	510,210
Gray Television, Inc. (a)	36,845	787,009
Hemisphere Media Group, Inc. (a)	9,041	127,478
Liberty Latin America, Ltd. - Class A (a)	20,395	394,439
Liberty Latin America, Ltd. - Class C (a)	47,246	918,935
Loral Space & Communications, Inc. (a)	6,669	240,417
Meredith Corp. (b)	16,644	919,747
MSG Networks, Inc. - Class A (a) (b)	24,914	541,880
National CineMedia, Inc.	30,282	213,488
New Media Investment Group, Inc. (b)	27,741	291,281

BHFTII-203

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
New York Times Co. (The) - Class A (b)	58,218	$1,912,461
Nexstar Media Group, Inc. - Class A (b)	18,979	2,056,754
Scholastic Corp.	13,390	532,386
Sinclair Broadcast Group, Inc. - Class A	28,841	1,109,802
TechTarget, Inc. (a)	9,817	159,723
TEGNA, Inc.	94,828	1,337,075
WideOpenWest, Inc. (a)	15,386	140,013

		13,497,054

Metals & Mining—1.1%
AK Steel Holding Corp. (a) (b)	140,543	386,493
Allegheny Technologies, Inc. (a)	56,239	1,438,031
Carpenter Technology Corp.	20,845	955,743
Century Aluminum Co. (a) (b)	22,819	202,633
Cleveland-Cliffs, Inc. (b)	125,018	1,248,930
Coeur Mining, Inc. (a)	83,654	341,308
Commercial Metals Co.	48,444	827,424
Compass Minerals International, Inc.	15,656	851,217
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	31,634	0
Haynes International, Inc.	6,653	218,418
Hecla Mining Co.	201,874	464,310
Kaiser Aluminum Corp.	6,611	692,370
Materion Corp.	9,498	541,956
Schnitzer Steel Industries, Inc. - Class A	10,351	248,424
SunCoke Energy, Inc. (a)	32,541	276,273
TimkenSteel Corp. (a) (b)	18,629	202,311
Warrior Met Coal, Inc.	19,698	598,819
Worthington Industries, Inc.	17,089	637,762

		10,132,422

Mortgage Real Estate Investment Trusts—1.1%
AG Mortgage Investment Trust, Inc.	14,345	241,570
Anworth Mortgage Asset Corp.	45,782	184,959
Apollo Commercial Real Estate Finance, Inc. (b)	51,435	936,117
Arbor Realty Trust, Inc. (b)	30,231	392,096
Ares Commercial Real Estate Corp.	11,438	173,743
ARMOUR Residential REIT, Inc.	22,887	446,983
Blackstone Mortgage Trust, Inc. - Class A (b)	49,203	1,700,456
Capstead Mortgage Corp.	43,532	373,940
Cherry Hill Mortgage Investment Corp.	7,926	136,486
Colony Credit Real Estate, Inc.	37,213	582,756
Dynex Capital, Inc. (b)	27,274	166,099
Exantas Capital Corp.	16,059	170,707
Granite Point Mortgage Trust, Inc.	22,671	421,000
Invesco Mortgage Capital, Inc.	56,333	890,061
KKR Real Estate Finance Trust, Inc.	10,088	201,962
Ladder Capital Corp.	40,774	693,974
New York Mortgage Trust, Inc.	76,110	463,510
Orchid Island Capital, Inc. (b)	21,449	141,134
PennyMac Mortgage Investment Trust	26,727	553,516
Ready Capital Corp. (b)	8,791	128,964
Redwood Trust, Inc.	42,187	681,320
TPG RE Finance Trust, Inc.	15,059	295,156
Western Asset Mortgage Capital Corp.	19,929	203,874

		10,180,383

Multi-Utilities—0.5%
Avista Corp.	27,924	1,134,273
Black Hills Corp.	22,987	1,702,647
NorthWestern Corp.	21,883	1,540,782
Unitil Corp.	7,429	402,429

		4,780,131

Multiline Retail—0.3%
Big Lots, Inc.	17,050	648,241
Dillard’s, Inc. - Class A (b)	4,781	344,328
J.C. Penney Co., Inc. (a) (b)	142,487	212,306
Ollie’s Bargain Outlet Holdings, Inc. (a)	21,477	1,832,632

		3,037,507

Oil, Gas & Consumable Fuels—2.2%
Arch Coal, Inc. - Class A (b)	7,564	690,366
Berry Petroleum Corp.	25,977	299,775
Bonanza Creek Energy, Inc. (a)	9,142	207,432
California Resources Corp. (a)	20,491	526,824
Callon Petroleum Co. (a) (b)	106,061	800,761
Carrizo Oil & Gas, Inc. (a) (b)	37,509	467,737
Clean Energy Fuels Corp. (a)	71,620	221,306
CONSOL Energy, Inc. (a)	13,213	452,149
CVR Energy, Inc.	8,533	351,560
Delek U.S. Holdings, Inc.	35,683	1,299,575
Denbury Resources, Inc. (a) (b)	204,313	418,842
DHT Holdings, Inc.	42,744	190,638
Energy Fuels, Inc. (a) (b)	40,972	136,437
Frontline, Ltd. (a) (b)	36,108	233,258
GasLog, Ltd.	20,748	362,260
Golar LNG, Ltd.	40,113	845,983
Green Plains, Inc.	17,956	299,506
Gulfport Energy Corp. (a) (b)	80,820	648,176
HighPoint Resources Corp. (a)	55,908	123,557
International Seaways, Inc. (a)	9,606	164,647
Jagged Peak Energy, Inc. (a) (b)	28,571	299,138
Laredo Petroleum, Inc. (a)	72,739	224,763
Matador Resources Co. (a) (b)	46,595	900,681
Nordic American Tankers, Ltd. (b)	66,438	134,205
Northern Oil and Gas, Inc. (a)	91,303	250,170
Oasis Petroleum, Inc. (a) (b)	124,006	748,996
Panhandle Oil and Gas, Inc. - Class A	7,855	123,323
Par Pacific holdings, Inc. (a)	16,282	289,982
PDC Energy, Inc. (a) (b)	28,041	1,140,708
Peabody Energy Corp.	34,338	972,795
Penn Virginia Corp. (a)	5,878	259,220
Renewable Energy Group, Inc. (a) (b)	16,294	357,816
REX American Resources Corp. (a)	2,989	240,943
Ring Energy, Inc. (a) (b)	28,500	167,295
SandRidge Energy, Inc. (a)	13,335	106,947
Scorpio Tankers, Inc.	20,512	406,958
SemGroup Corp. - Class A (b)	36,615	539,705
Ship Finance International, Ltd. (b)	38,547	475,670
Southwestern Energy Co. (a) (b)	248,862	1,167,163
SRC Energy, Inc. (a)	107,906	552,479
Talos Energy, Inc. (a) (b)	10,507	279,066
Teekay Corp.	29,414	115,303

BHFTII-204

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Tellurian, Inc. (a) (b)	38,940	$436,128
Uranium Energy Corp. (a)	85,610	119,854
W&T Offshore, Inc. (a)	44,133	304,518
World Fuel Services Corp.	27,989	808,602

		20,163,217

Paper & Forest Products—0.4%
Boise Cascade Co.	18,411	492,678
Clearwater Paper Corp. (a)	7,836	152,645
Louisiana-Pacific Corp.	62,872	1,532,820
Neenah, Inc.	7,745	498,468
PH Glatfelter Co.	21,278	300,445
Schweitzer-Mauduit International, Inc.	13,580	525,818
Verso Corp. - Class A (a)	16,813	360,135

		3,863,009

Personal Products—0.3%
Edgewell Personal Care Co. (a) (b)	24,669	1,082,722
Inter Parfums, Inc.	8,191	621,451
Medifast, Inc. (b)	5,370	684,944
USANA Health Sciences, Inc. (a) (b)	5,606	470,175

		2,859,292

Pharmaceuticals—1.9%
Aerie Pharmaceuticals, Inc. (a) (b)	16,392	778,620
Akcea Therapeutics, Inc. (a) (b)	7,356	208,395
Akorn, Inc. (a)	43,557	153,321
Amneal Pharmaceuticals, Inc. (a) (b)	40,537	574,409
Amphastar Pharmaceuticals, Inc. (a)	18,205	371,928
ANI Pharmaceuticals, Inc. (a)	3,945	278,280
Assertio Therapeutics, Inc. (a)	30,866	156,491
Collegium Pharmaceutical, Inc. (a)	14,032	212,445
Corcept Therapeutics, Inc. (a) (b)	43,446	510,056
Cymabay Therapeutics, Inc. (a) (b)	28,178	374,204
Dermira, Inc. (a)	18,139	245,783
Eloxx Pharmaceuticals, Inc. (a)	14,403	168,227
Endo International plc (a)	96,815	777,424
Evolus, Inc. (a) (b)	5,108	115,288
Horizon Pharma plc (a) (b)	78,412	2,072,429
Innoviva, Inc. (a)	33,334	467,676
Intersect ENT, Inc. (a)	13,971	449,168
Intra-Cellular Therapies, Inc. (a)	19,606	238,801
Lannett Co., Inc. (a) (b)	16,129	126,935
Mallinckrodt plc (a)	38,301	832,664
Medicines Co. (The) (a) (b)	32,038	895,462
MyoKardia, Inc. (a) (b)	15,152	787,753
Omeros Corp. (a) (b)	21,460	372,760
Pacira Pharmaceuticals, Inc. (a)	18,507	704,376
Phibro Animal Health Corp. - Class A	9,993	329,769
Prestige Consumer Healthcare, Inc. (a) (b)	22,778	681,290
Reata Pharmaceuticals, Inc. - Class A (a)	8,381	716,324
Revance Therapeutics, Inc. (a)	15,532	244,784
SIGA Technologies, Inc. (a)	22,951	137,936
Supernus Pharmaceuticals, Inc. (a) (b)	22,494	788,190
TherapeuticsMD, Inc. (a) (b)	78,988	384,672

Pharmaceuticals—(Continued)
Theravance Biopharma, Inc. (a) (b)	19,690	446,372
Tricida, Inc. (a)	8,804	340,011
WAVE Life Sciences, Ltd. (a)	8,571	332,983
Zogenix, Inc. (a) (b)	19,414	1,067,964

		17,343,190

Professional Services—1.5%
ASGN, Inc. (a)	22,539	1,431,001
Barrett Business Services, Inc.	3,358	259,674
CBIZ, Inc. (a)	24,387	493,593
CRA International, Inc.	2,862	144,645
Exponent, Inc.	21,852	1,261,297
Forrester Research, Inc.	4,738	229,082
Franklin Covey Co. (a)	4,809	121,668
FTI Consulting, Inc. (a)	16,848	1,294,263
Heidrick & Struggles International, Inc.	7,257	278,161
Huron Consulting Group, Inc. (a)	10,356	489,010
ICF International, Inc.	7,485	569,459
Insperity, Inc.	16,476	2,037,422
Kelly Services, Inc. - Class A	14,944	329,665
Kforce, Inc.	9,613	337,609
Korn/Ferry International	23,667	1,059,808
Mistras Group, Inc. (a)	8,222	113,546
Navigant Consulting, Inc.	18,001	350,479
Resources Connection, Inc.	12,083	199,853
TriNet Group, Inc. (a)	19,326	1,154,535
TrueBlue, Inc. (a)	19,573	462,706
Upwork, Inc. (a)	4,762	91,145
WageWorks, Inc. (a)	18,480	697,805
Willdan Group, Inc. (a)	4,570	169,410

		13,575,836

Real Estate Management & Development—0.6%
Altisource Portfolio Solutions S.A. (a)	3,645	86,277
Cushman & Wakefield plc (a)	27,677	492,651
Essential Properties Realty Trust, Inc.	16,519	322,451
FRP Holdings, Inc. (a)	3,389	161,215
HFF, Inc. - Class A	15,545	742,274
Kennedy-Wilson Holdings, Inc. (b)	56,325	1,204,792
Marcus & Millichap, Inc. (a)	9,235	376,141
Newmark Group, Inc. - Class A	64,506	537,980
RE/MAX Holdings, Inc. - Class A	8,877	342,120
Redfin Corp. (a) (b)	34,295	695,160
RMR Group, Inc. (The) - Class A	3,481	212,271
St. Joe Co. (The) (a) (b)	13,592	224,132
Tejon Ranch Co. (a)	9,079	159,790

		5,557,254

Road & Rail—0.5%
ArcBest Corp.	10,451	321,786
Avis Budget Group, Inc. (a)	29,503	1,028,475
Covenant Transportation Group, Inc. - Class A (a)	5,776	109,628
Heartland Express, Inc.	22,410	432,065
Hertz Global Holdings, Inc. (a) (b)	26,814	465,759
Marten Transport, Ltd.	19,376	345,474

BHFTII-205

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—(Continued)
Saia, Inc. (a) (b)	11,835	$723,119
Werner Enterprises, Inc. (b)	19,256	657,592
YRC Worldwide, Inc. (a)	16,074	107,535

		4,191,433

Semiconductors & Semiconductor Equipment—2.7%
Advanced Energy Industries, Inc. (a)	17,261	857,526
Ambarella, Inc. (a) (b)	14,056	607,219
Amkor Technology, Inc. (a)	46,149	394,112
Axcelis Technologies, Inc. (a)	13,934	280,352
Brooks Automation, Inc. (b)	29,420	862,889
Cabot Microelectronics Corp.	11,893	1,331,540
Ceva, Inc. (a) (b)	10,183	274,534
Cirrus Logic, Inc. (a)	26,378	1,109,722
Cohu, Inc.	17,431	257,107
Cree, Inc. (a) (b)	44,594	2,551,669
Diodes, Inc. (a)	18,315	635,530
Entegris, Inc. (b)	61,443	2,192,901
FormFactor, Inc. (a) (c)	31,702	510,085
Ichor Holdings, Ltd. (a)	7,325	165,398
Impinj, Inc. (a) (b)	8,561	143,440
Inphi Corp. (a)	19,424	849,606
Integrated Device Technology, Inc. (a) (b)	55,643	2,725,951
Lattice Semiconductor Corp. (a)	47,469	566,305
MACOM Technology Solutions Holdings, Inc. (a) (b)	18,984	317,223
MaxLinear, Inc. (a) (b)	26,699	681,625
Nanometrics, Inc. (a)	9,845	304,014
NeoPhotonics Corp. (a)	16,522	103,923
NVE Corp.	1,671	163,574
PDF Solutions, Inc. (a)	12,971	160,192
Photronics, Inc. (a)	30,362	286,921
Power Integrations, Inc.	11,988	838,441
Rambus, Inc. (a)	49,965	522,134
Rudolph Technologies, Inc. (a)	13,085	298,338
Semtech Corp. (a)	27,797	1,415,145
Silicon Laboratories, Inc. (a)	18,379	1,486,126
SMART Global Holdings, Inc. (a) (b)	4,560	87,552
SunPower Corp. (a) (b)	31,453	204,759
Synaptics, Inc. (a) (b)	14,825	589,294
Ultra Clean Holdings, Inc. (a) (b)	16,793	173,808
Veeco Instruments, Inc. (a)	22,250	241,190
Xperi Corp. (b)	19,629	459,319

		24,649,464

Software—5.9%
8x8, Inc. (a)	41,065	829,513
A10 Networks, Inc. (a)	21,727	154,044
ACI Worldwide, Inc. (a)	49,533	1,628,150
Agilysys, Inc. (a)	7,276	154,033
Alarm.com Holdings, Inc. (a) (b)	14,286	927,161
Altair Engineering, Inc. - Class A (a)	10,426	383,781
Alteryx, Inc. - Class A (a) (b)	12,993	1,089,723
American Software, Inc. - Class A	12,761	152,494
Anaplan, Inc. (a)	7,955	313,109
Appfolio, Inc. - Class A (a)	6,877	546,034
Avalara, Inc. (a)	12,062	672,939

Software—(Continued)
Avaya Holdings Corp. (a)	46,353	780,121
Benefitfocus, Inc. (a) (b)	11,849	586,762
Blackbaud, Inc. (b)	20,813	1,659,420
Blackline, Inc. (a) (b)	16,099	745,706
Bottomline Technologies de, Inc. (a) (b)	18,440	923,660
Box, Inc. - Class A (a)	53,384	1,030,845
Carbon Black, Inc. (a)	17,262	240,805
ChannelAdvisor Corp. (a)	10,403	126,709
Cision, Ltd. (a)	29,687	408,790
Cloudera, Inc. (a) (b)	86,010	940,949
CommVault Systems, Inc. (a)	17,956	1,162,471
Cornerstone OnDemand, Inc. (a)	24,008	1,315,158
Coupa Software, Inc. (a)	23,704	2,156,590
Digimarc Corp. (a) (b)	5,123	160,760
Domo, Inc. - Class B (a)	7,443	300,176
Ebix, Inc. (b)	10,806	533,492
Ellie Mae, Inc. (a) (b)	15,120	1,492,193
Envestnet, Inc. (a)	18,707	1,223,251
Everbridge, Inc. (a)	12,141	910,696
Five9, Inc. (a)	24,673	1,303,475
ForeScout Technologies, Inc. (a)	13,416	562,265
HubSpot, Inc. (a) (b)	16,070	2,670,995
Instructure, Inc. (a) (b)	14,481	682,345
j2 Global, Inc. (b)	19,963	1,728,796
LivePerson, Inc. (a)	24,337	706,260
MicroStrategy, Inc. - Class A (a) (b)	3,569	514,828
Mitek Systems, Inc. (a)	14,980	183,355
MobileIron, Inc. (a)	28,325	154,938
Model N, Inc. (a)	11,583	203,166
Monotype Imaging Holdings, Inc.	18,592	369,795
New Relic, Inc. (a)	19,122	1,887,341
OneSpan, Inc. (a)	15,031	288,896
Paylocity Holding Corp. (a)	12,189	1,087,137
Progress Software Corp.	18,551	823,108
PROS Holdings, Inc. (a) (b)	12,910	545,318
Q2 Holdings, Inc. (a)	16,765	1,161,144
QAD, Inc. - Class A	4,798	206,650
Qualys, Inc. (a)	14,838	1,227,696
Rapid7, Inc. (a)	16,703	845,339
SailPoint Technologies Holding, Inc. (a)	30,549	877,367
ShotSpotter, Inc. (a)	3,603	139,076
SPS Commerce, Inc. (a)	7,550	800,753
SVMK, Inc. (a)	8,200	149,322
Telaria, Inc. (a)	20,315	128,797
Tenable Holdings, Inc. (a)	13,097	414,651
TiVo Corp. (b)	54,357	506,607
Trade Desk, Inc. (The) - Class A (a) (b)	14,265	2,823,757
Upland Software, Inc. (a)	7,503	317,827
Varonis Systems, Inc. (a)	12,721	758,553
Verint Systems, Inc. (a)	27,089	1,621,548
VirnetX Holding Corp. (a) (b)	26,977	170,764
Workiva, Inc. (a)	12,561	636,843
Yext, Inc. (a)	37,385	817,236
Zix Corp. (a)	25,140	172,963
Zscaler, Inc. (a) (b)	26,496	1,879,361

		52,917,807

BHFTII-206

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—2.9%
Aaron’s, Inc.	30,071	$1,581,735
Abercrombie & Fitch Co. - Class A	28,497	781,103
America’s Car-Mart, Inc. (a)	2,826	258,127
American Eagle Outfitters, Inc.	68,438	1,517,270
Asbury Automotive Group, Inc. (a)	9,029	626,251
Ascena Retail Group, Inc. (a)	80,127	86,537
At Home Group, Inc. (a) (b)	19,716	352,128
Barnes & Noble, Inc. (b)	27,765	150,764
Bed Bath & Beyond, Inc. (b)	55,063	935,520
Boot Barn Holdings, Inc. (a)	12,612	371,297
Buckle, Inc. (The) (b)	14,188	265,599
Caleres, Inc.	17,181	424,199
Camping World Holdings, Inc. - Class A (b)	14,592	202,975
Carvana Co. (a) (b)	14,356	833,509
Cato Corp. (The) - Class A	9,562	143,239
Chico’s FAS, Inc.	59,471	253,941
Children’s Place, Inc. (The) (b)	7,101	690,785
Citi Trends, Inc.	4,579	88,420
Conn’s, Inc. (a)	10,289	235,207
Designer Brands, Inc.	31,615	702,485
Express, Inc. (a) (b)	34,677	148,418
Five Below, Inc. (a) (b)	23,446	2,913,166
GameStop Corp. - Class A (b)	46,271	470,113
Genesco, Inc. (a)	8,683	395,511
Group 1 Automotive, Inc. (b)	7,911	511,842
Guess?, Inc.	25,521	500,212
Haverty Furniture Cos., Inc. (b)	10,391	227,355
Hibbett Sports, Inc. (a)	10,209	232,867
Hudson, Ltd. - Class A (a)	18,056	248,270
Lithia Motors, Inc. - Class A (b)	9,344	866,656
Lumber Liquidators Holdings, Inc. (a) (b)	13,856	139,946
MarineMax, Inc. (a) (b)	8,107	155,330
Monro, Inc.	13,506	1,168,539
Murphy USA, Inc. (a)	12,944	1,108,265
National Vision Holdings, Inc. (a) (b)	27,759	872,465
Office Depot, Inc.	240,796	874,089
Party City Holdco, Inc. (a)	25,796	204,820
Rent-A-Center, Inc. (a)	21,277	444,051
RH (a) (b)	7,965	819,997
Sally Beauty Holdings, Inc. (a) (b)	51,377	945,851
Shoe Carnival, Inc. (b)	4,114	139,999
Signet Jewelers, Ltd. (b)	22,572	613,056
Sleep Number Corp. (a) (b)	14,171	666,037
Sonic Automotive, Inc. - Class A	9,480	140,399
Tailored Brands, Inc. (b)	22,434	175,883
Tile Shop Holdings, Inc. (b)	20,043	113,443
Tilly’s, Inc. - Class A	7,301	81,260
Winmark Corp.	1,140	214,993
Zumiez, Inc. (a)	10,452	260,150

		26,154,074

Technology Hardware, Storage & Peripherals—0.3%
3D Systems Corp. (a) (b)	50,283	541,045
Cray, Inc. (a)	19,290	502,505
Diebold Nixdorf, Inc. (b)	35,435	392,265
Electronics for Imaging, Inc. (a) (b)	18,879	507,845

Technology Hardware, Storage & Peripherals—(Continued)
Stratasys, Ltd. (a)	23,667	563,748

		2,507,408

Textiles, Apparel & Luxury Goods—0.8%
Crocs, Inc. (a) (c)	28,518	734,338
Deckers Outdoor Corp. (a)	12,597	1,851,633
Fossil Group, Inc. (a) (b)	20,656	283,400
G-III Apparel Group, Ltd. (a)	18,501	739,300
Movado Group, Inc.	7,984	290,458
Oxford Industries, Inc.	7,657	576,266
Steven Madden, Ltd. (b)	38,178	1,291,944
Unifi, Inc. (a)	7,892	152,710
Vera Bradley, Inc. (a)	10,480	138,860
Wolverine World Wide, Inc. (b)	39,246	1,402,260

		7,461,169

Thrifts & Mortgage Finance—2.2%
Axos Financial, Inc. (a) (b)	23,970	694,171
Bridgewater Bancshares, Inc. (a)	11,530	118,874
Capitol Federal Financial, Inc.	59,838	798,837
Columbia Financial, Inc. (a) (b)	20,912	327,691
Dime Community Bancshares, Inc.	15,501	290,334
Essent Group, Ltd. (a)	41,392	1,798,482
Federal Agricultural Mortgage Corp. - Class C	4,263	308,769
First Defiance Financial Corp.	10,076	289,584
Flagstar Bancorp, Inc.	12,717	418,644
Hingham Institution for Savings	716	123,159
Home Bancorp, Inc.	3,086	102,609
HomeStreet, Inc. (a)	12,382	326,266
Kearny Financial Corp.	41,863	538,777
LendingTree, Inc. (a) (b)	3,578	1,257,882
Merchants Bancorp	7,914	170,151
Meridian Bancorp, Inc.	23,292	365,451
Meta Financial Group, Inc.	12,654	249,031
MGIC Investment Corp. (a)	157,311	2,074,932
Mr Cooper Group, Inc. (a)	33,464	320,920
NMI Holdings, Inc. - Class A (a)	27,711	716,884
Northfield Bancorp, Inc.	19,366	269,187
Northwest Bancshares, Inc.	41,735	708,243
OceanFirst Financial Corp.	22,048	530,475
Ocwen Financial Corp. (a)	59,576	108,428
Oritani Financial Corp.	16,857	280,332
PCSB Financial Corp.	6,336	123,996
PennyMac Financial Services, Inc.	7,331	163,041
Provident Financial Services, Inc.	25,490	659,936
Radian Group, Inc.	93,977	1,949,083
Southern Missouri Bancorp, Inc.	3,592	110,634
TrustCo Bank Corp.	42,750	331,740
United Community Financial Corp.	24,319	227,383
United Financial Bancorp, Inc.	21,901	314,279
Walker & Dunlop, Inc.	12,545	638,666
Washington Federal, Inc.	34,447	995,174
Waterstone Financial, Inc.	10,900	179,414
Western New England Bancorp, Inc.	13,397	123,654
WSFS Financial Corp.	21,768	840,245

		19,845,358

BHFTII-207

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Tobacco—0.2%
22nd Century Group, Inc. (a) (b)	55,642	$95,148
Pyxus International, Inc. (a) (b)	4,159	99,359
Turning Point Brands, Inc.	4,000	184,360
Universal Corp.	10,254	590,938
Vector Group, Ltd.	41,836	451,410

		1,421,215

Trading Companies & Distributors—1.2%
Aircastle, Ltd.	23,576	477,178
Applied Industrial Technologies, Inc.	16,061	955,148
Beacon Roofing Supply, Inc. (a) (b)	28,344	911,543
BMC Stock Holdings, Inc. (a)	31,129	550,049
CAI International, Inc. (a)	8,107	188,082
DXP Enterprises, Inc. (a)	6,978	271,584
GATX Corp. (b)	16,296	1,244,526
GMS, Inc. (a)	14,993	226,694
H&E Equipment Services, Inc.	15,412	386,995
Herc Holdings, Inc. (a)	11,071	431,548
Kaman Corp.	11,410	666,800
MRC Global, Inc. (a)	38,704	676,546
NOW, Inc. (a) (b)	51,271	715,743
Rush Enterprises, Inc. - Class A	12,945	541,231
SiteOne Landscape Supply, Inc. (a) (b)	17,769	1,015,498
Systemax, Inc.	5,954	134,799
Textainer Group Holdings, Ltd. (a)	11,532	111,284
Titan Machinery, Inc. (a)	9,306	144,801
Triton International, Ltd.	21,253	660,968
Veritiv Corp. (a)	5,727	150,735

		10,461,752

Water Utilities—0.5%
American States Water Co.	15,588	1,111,424
Artesian Resources Corp. - Class A	3,766	140,359
California Water Service Group	20,902	1,134,561
Connecticut Water Service, Inc.	4,908	336,934
Middlesex Water Co.	7,497	419,757
SJW Group	10,370	640,244
York Water Co. (The)	6,695	229,772

		4,013,051

Wireless Telecommunication Services—0.2%
Boingo Wireless, Inc. (a)	17,390	404,839
Gogo, Inc. (a) (b)	26,858	120,593
NII Holdings, Inc. (a)	41,560	81,458
Shenandoah Telecommunications Co.	20,059	889,817
Spok Holdings, Inc.	8,518	116,015

		1,612,722

Total Common Stocks (Cost $627,145,898)		872,303,344

Mutual Fund—2.7%
Security Description	Shares/ Principal Amount*	Value

Investment Company Security—2.7%
iShares Russell 2000 Index Fund (b) (Cost $22,351,947)	157,400	24,096,366

Rights—0.0%

Biotechnology—0.0%
Tobira Therapeutics, Inc., Expires 12/31/28 (a) (d) (e) (f)	4,660	37,093

Chemicals—0.0%
A. Schulman, Inc. (d)	12,704	5,501

Total Rights (Cost $5,780)		42,594

Short-Term Investments—0.7%

Discount Notes—0.1%
Fannie Mae 2.375%, 05/08/19 (g)	150,000	149,627
Federal Home Loan Bank
2.254%, 04/15/19 (g)	125,000	124,882
2.427%, 05/24/19 (g)	725,000	722,417

		996,926

U.S. Treasury—0.6%
U.S. Treasury Bills
2.182%, 04/09/19 (g)	275,000	274,854
2.322%, 04/18/19 (g)	625,000	624,294
2.382%, 05/30/19 (g)	2,150,000	2,141,711
2.432%, 06/20/19 (g)	2,200,000	2,188,442

		5,229,301

Total Short-Term Investments (Cost $6,225,862)		6,226,227

Securities Lending Reinvestments (h)—22.4%

Bank Note—0.2%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (i)	2,000,000	2,000,000

Certificates of Deposit—14.2%
ABN AMRO Bank NV Zero Coupon, 07/05/19	3,964,930	3,972,080
Bank of Nova Scotia 2.860%, SOFR + 0.430%, 05/16/19 (i)	3,000,000	2,999,998
BNP Paribas S.A. New York
2.624%, 1M LIBOR + 0.140%, 09/16/19 (i)	2,000,000	1,999,988
2.784%, 3M LIBOR + 0.050%, 11/06/19 (i)	1,000,000	1,000,000
2.790%, 1M LIBOR + 0.300%, 06/04/19 (i)	2,000,000	2,000,740
Canadian Imperial Bank of Commerce 2.752%, 1M LIBOR + 0.270%, 07/19/19 (i)	4,000,000	4,002,444

BHFTII-208

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (i)	5,000,000	$5,000,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (i)	1,000,000	1,000,246
Cooperative Rabobank UA 2.933%, 3M LIBOR + 0.150%, 01/08/20 (i)	5,000,000	5,002,215
Credit Agricole S.A. 2.698%, 1M LIBOR + 0.210%, 12/20/19 (i)	3,000,000	3,000,156
Credit Industriel et Commercial 2.887%, 3M LIBOR + 0.090%, 10/15/19 (i)	3,000,000	3,001,089
Credit Suisse AG
2.620%, 04/01/19	5,000,000	5,000,070
2.860%, SOFR + 0.430%, 05/02/19 (i)	1,000,000	1,000,000
HSBC Bank USA, N.A. 2.738%, 3M LIBOR + 0.000%, 08/05/19 (i)	3,000,000	2,999,731
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	4,000,000	4,000,336
KBC Bank NV Zero Coupon, 04/23/19	3,972,586	3,994,320
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 06/21/19	993,324	994,122
Mizuho Bank, Ltd. Zero Coupon, 05/28/19	4,966,855	4,979,238
Mizuho Bank, Ltd., New York 2.789%, 1M LIBOR + 0.300%, 05/01/19 (i)	5,000,000	5,000,985
MUFG Bank Ltd. 2.789%, 1M LIBOR + 0.300%, 05/01/19 (i)	1,000,000	1,000,179
Nationwide Building Society Zero Coupon, 06/24/19	1,981,517	1,987,378
Natixis New York
2.788%, 3M LIBOR + 0.090%, 05/10/19 (i)	4,000,000	4,000,856
2.910%, SOFR + 0.480%, 06/12/19 (i)	1,000,000	1,000,000
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (i)	8,000,000	8,004,496
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (i)	4,000,000	4,000,264
Societe Generale
2.863%, 3M LIBOR + 0.200%, 08/21/19 (i)	4,004,615	4,002,272
2.899%, 3M LIBOR + 0.160%, 05/07/19 (i)	3,000,000	3,000,756
Standard Chartered plc 2.660%, 08/23/19	6,000,000	6,001,068
Sumitomo Mitsui Banking Corp., New York 2.651%, 1M LIBOR + 0.170%, 08/07/19 (i)	2,000,035	2,000,352
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/20/19	3,962,268	3,985,520
2.904%, 3M LIBOR + 0.100%, 07/08/19 (i)	3,000,000	2,999,994
Svenska Handelsbanken AB
2.799%, 1M LIBOR + 0.300%, 10/31/19 (i)	2,000,000	2,002,266
2.851%, 3M LIBOR + 0.100%, 04/30/19 (i)	5,000,000	5,001,350
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (i)	7,000,000	7,003,598
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (i)	4,000,000	4,001,640
Wells Fargo Bank N.A. 2.975%, 3M LIBOR + 0.210%, 10/25/19 (i)	1,520,000	1,520,000

Certificates of Deposit—(Continued)
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (i)	5,000,000	4,999,971

		127,459,718

Commercial Paper—4.9%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (i)	4,000,000	4,000,052
Bank of China, Ltd. 2.890%, 04/17/19	4,963,875	4,992,895
Barton Capital S.A. 2.650%, 05/02/19	1,986,750	1,995,160
China Construction Bank Corp. 2.840%, 04/29/19	3,970,338	3,991,160
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (i)	2,000,000	2,000,000
Industrial & Commercial Bank of China, Corp. 2.920%, 04/15/19	3,969,502	3,994,976
ING Funding LLC
2.778%, 3M LIBOR + 0.040%, 11/04/19 (i)	4,000,000	4,000,556
2.807%, 3M LIBOR + 0.110%, 05/10/19 (i)	3,000,000	3,000,741
LMA S.A. & LMA Americas, Corp. 2.750%, 08/05/19	1,479,146	1,485,753
Matchpoint Finance plc 2.890%, 05/08/19	3,941,879	3,988,236
Sheffield Receivables Co. 2.850%, 06/24/19	986,779	993,616
Toronto-Dominion Bank 2.832%, 1M LIBOR + 0.350%, 11/05/19 (i)	2,000,000	2,002,792
Toyota Motor Credit Corp. 2.620%, 08/29/19	2,961,355	2,967,345
Westpac Banking Corp.
2.766%, 1M LIBOR + 0.280%, 05/24/19 (i)	2,000,000	2,000,854
2.809%, 3M LIBOR + 0.070%, 08/07/19 (i)	3,000,000	3,001,188

		44,415,324

Repurchase Agreements—2.8%
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $12,598,243; collateralized by various Common Stock with an aggregate market value of $13,753,449.	12,500,000	12,500,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $50,136; collateralized by various Common Stock with an aggregate market value of $55,000.	50,000	50,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $1,002,722; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $300,061; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $306,000.	300,000	300,000

BHFTII-209

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $300,070; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $306,000.	300,000	$300,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $300,063; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $306,000.	300,000	300,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $1,000,229; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $1,589,104; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $1,620,546.	1,588,771	1,588,771
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $2,101,447; collateralized by various Common Stock with an aggregate market value of $2,200,001.	2,000,000	2,000,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $3,526,960; collateralized by various Common Stock with an aggregate market value of $3,850,000.	3,500,000	3,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $403,170; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $428,542.	400,000	400,000
Societe Generale Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $1,642,503; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,779,523.	1,600,000	1,600,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $923,594; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,000,982.	900,000	900,000

		25,438,771

Time Deposits—0.3%
DZ Bank AG New York 2.430%, 04/01/19	1,000,000	1,000,000
Nordea Bank New York 2.350%, 04/01/19	1,000,000	1,000,000
Svenska, New York 2.360%, 04/01/19	1,000,000	1,000,000

		3,000,000

Total Securities Lending Reinvestments (Cost $202,282,820)		202,313,813

Total Investments—122.7% (Cost $858,012,307)		1,104,982,344
Other assets and liabilities (net)—(22.7)%		(204,383,486)

Net Assets—100.0%		$900,598,858

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $210,862,692 and the collateral received consisted of cash in the amount of $202,064,525 and non-cash collateral with a value of $14,402,875. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government and sovereign foreign government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2019, the market value of securities pledged was $3,211,733.
(d)	Illiquid security. As of March 31, 2019, these securities represent 0.0% of net assets.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, these securities represent less than 0.05% of net assets.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(i)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTII-210

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
Russell 2000 Index E-Mini Futures	06/21/19	78	USD	6,020,820	$(36,578)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$9,292,416	$—	$—	$9,292,416
Air Freight & Logistics	3,051,303	—	—	3,051,303
Airlines	4,153,039	—	—	4,153,039
Auto Components	8,412,479	—	—	8,412,479
Automobiles	466,222	—	—	466,222
Banks	76,821,015	—	—	76,821,015
Beverages	2,630,039	—	—	2,630,039
Biotechnology	57,658,832	—	—	57,658,832
Building Products	10,843,220	—	—	10,843,220
Capital Markets	11,144,238	—	—	11,144,238
Chemicals	17,486,356	—	—	17,486,356
Commercial Services & Supplies	21,796,286	—	—	21,796,286
Communications Equipment	14,655,536	—	—	14,655,536
Construction & Engineering	9,239,945	—	—	9,239,945
Construction Materials	1,113,138	—	—	1,113,138
Consumer Finance	5,714,797	—	—	5,714,797
Containers & Packaging	862,049	—	—	862,049
Distributors	924,178	—	—	924,178
Diversified Consumer Services	7,661,681	—	—	7,661,681
Diversified Financial Services	1,639,862	—	—	1,639,862
Diversified Telecommunication Services	4,818,375	—	—	4,818,375
Electric Utilities	10,574,599	—	—	10,574,599

BHFTII-211

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Electrical Equipment	$6,175,478	$—	$—	$6,175,478
Electronic Equipment, Instruments & Components	22,649,868	—	—	22,649,868
Energy Equipment & Services	11,912,351	—	—	11,912,351
Entertainment	4,480,718	—	—	4,480,718
Equity Real Estate Investment Trusts	60,981,460	—	—	60,981,460
Food & Staples Retailing	5,903,758	—	—	5,903,758
Food Products	10,030,937	—	—	10,030,937
Gas Utilities	10,315,667	—	—	10,315,667
Health Care Equipment & Supplies	32,209,423	—	—	32,209,423
Health Care Providers & Services	16,604,368	—	—	16,604,368
Health Care Technology	9,857,756	—	—	9,857,756
Hotels, Restaurants & Leisure	25,941,525	—	—	25,941,525
Household Durables	13,690,865	—	—	13,690,865
Household Products	1,529,719	—	—	1,529,719
Independent Power and Renewable Electricity Producers	3,046,668	—	—	3,046,668
Industrial Conglomerates	610,006	—	—	610,006
Insurance	22,983,792	—	—	22,983,792
Interactive Media & Services	4,119,604	—	—	4,119,604
Internet & Direct Marketing Retail	7,746,380	—	—	7,746,380
IT Services	18,612,864	—	—	18,612,864
Leisure Products	2,994,271	—	—	2,994,271
Life Sciences Tools & Services	5,397,539	—	—	5,397,539
Machinery	32,484,032	—	—	32,484,032
Marine	839,942	—	—	839,942
Media	13,497,054	—	—	13,497,054
Metals & Mining	10,132,422	—	—	10,132,422
Mortgage Real Estate Investment Trusts	10,180,383	—	—	10,180,383
Multi-Utilities	4,780,131	—	—	4,780,131
Multiline Retail	3,037,507	—	—	3,037,507
Oil, Gas & Consumable Fuels	20,163,217	—	—	20,163,217
Paper & Forest Products	3,863,009	—	—	3,863,009
Personal Products	2,859,292	—	—	2,859,292
Pharmaceuticals	17,343,190	—	—	17,343,190
Professional Services	13,575,836	—	—	13,575,836
Real Estate Management & Development	5,557,254	—	—	5,557,254
Road & Rail	4,191,433	—	—	4,191,433
Semiconductors & Semiconductor Equipment	24,649,464	—	—	24,649,464
Software	52,917,807	—	—	52,917,807
Specialty Retail	26,154,074	—	—	26,154,074
Technology Hardware, Storage & Peripherals	2,507,408	—	—	2,507,408
Textiles, Apparel & Luxury Goods	7,461,169	—	—	7,461,169
Thrifts & Mortgage Finance	19,845,358	—	—	19,845,358
Tobacco	1,421,215	—	—	1,421,215
Trading Companies & Distributors	10,461,752	—	—	10,461,752
Water Utilities	4,013,051	—	—	4,013,051
Wireless Telecommunication Services	1,612,722	—	—	1,612,722
Total Common Stocks	872,303,344	—	—	872,303,344
Total Mutual Fund*	24,096,366	—	—	24,096,366
Total Rights*	—	5,501	37,093	42,594
Total Short-Term Investments*	—	6,226,227	—	6,226,227
Total Securities Lending Reinvestments*	—	202,313,813	—	202,313,813
Total Investments	$896,399,710	$208,545,541	$37,093	$1,104,982,344

Collateral for Securities Loaned (Liability)	$—	$(202,064,525)	$—	$(202,064,525)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(36,578)	$—	$—	$(36,578)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2019 is not presented.

BHFTII-212

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
Arconic, Inc. (a)	122,093	$2,333,197
Boeing Co. (The)	148,640	56,694,269
General Dynamics Corp.	76,646	12,974,635
Harris Corp. (a)	33,370	5,329,523
Huntington Ingalls Industries, Inc.	11,748	2,434,186
L3 Technologies, Inc.	22,437	4,630,324
Lockheed Martin Corp.	69,542	20,873,727
Northrop Grumman Corp.	48,017	12,945,383
Raytheon Co.	79,842	14,537,631
Textron, Inc.	66,387	3,363,165
TransDigm Group, Inc. (b)	13,767	6,250,080
United Technologies Corp.	229,306	29,555,250

		171,921,370

Air Freight & Logistics—0.6%
C.H. Robinson Worldwide, Inc. (a)	38,714	3,367,731
Expeditors International of Washington, Inc.	48,563	3,685,932
FedEx Corp. (a)	67,939	12,324,814
United Parcel Service, Inc. - Class B	196,887	22,000,153

		41,378,630

Airlines—0.4%
Alaska Air Group, Inc. (a)	34,828	1,954,547
American Airlines Group, Inc. (a)	113,058	3,590,722
Delta Air Lines, Inc. (a)	174,780	9,027,387
Southwest Airlines Co.	140,714	7,304,464
United Continental Holdings, Inc. (a) (b)	63,381	5,056,536

		26,933,656

Auto Components—0.1%
Aptiv plc (a)	73,560	5,847,284
BorgWarner, Inc. (a)	58,756	2,256,818

		8,104,102

Automobiles—0.4%
Ford Motor Co. (a)	1,105,440	9,705,763
General Motors Co.	370,813	13,757,162
Harley-Davidson, Inc.	45,133	1,609,443

		25,072,368

Banks—5.3%
Bank of America Corp.	2,541,080	70,108,397
BB&T Corp.	216,028	10,051,783
Citigroup, Inc.	665,217	41,389,802
Citizens Financial Group, Inc.	130,238	4,232,735
Comerica, Inc.	44,979	3,297,860
Fifth Third Bancorp (a)	217,753	5,491,731
First Republic Bank (a)	46,614	4,682,843
Huntington Bancshares, Inc. (a)	296,130	3,754,928
JPMorgan Chase & Co.	926,243	93,763,579
KeyCorp (a)	285,373	4,494,625
M&T Bank Corp. (a)	39,187	6,153,143
People’s United Financial, Inc. (a)	111,230	1,828,621
PNC Financial Services Group, Inc. (The)	128,321	15,739,854
Regions Financial Corp. (a)	287,900	4,073,785

Banks—(Continued)
SunTrust Banks, Inc. (a)	125,391	7,429,417
SVB Financial Group (a) (b)	14,889	3,310,718
U.S. Bancorp	425,628	20,511,013
Wells Fargo & Co.	1,158,278	55,967,993
Zions Bancorp N.A. (a)	52,662	2,391,381

		358,674,208

Beverages—1.8%
Brown-Forman Corp. - Class B (a)	47,042	2,482,877
Coca-Cola Co. (The)	1,088,497	51,006,969
Constellation Brands, Inc. - Class A (a)	47,114	8,260,498
Molson Coors Brewing Co. - Class B (a)	53,085	3,166,520
Monster Beverage Corp. (b)	110,627	6,038,022
PepsiCo, Inc.	397,368	48,697,448

		119,652,334

Biotechnology—2.3%
AbbVie, Inc.	417,283	33,628,837
Alexion Pharmaceuticals, Inc. (b)	63,217	8,545,674
Amgen, Inc.	176,035	33,443,129
Biogen, Inc. (b)	55,647	13,153,838
Celgene Corp. (a) (b)	198,688	18,744,226
Gilead Sciences, Inc.	360,826	23,457,298
Incyte Corp. (b)	50,257	4,322,605
Regeneron Pharmaceuticals, Inc. (a) (b)	22,172	9,104,267
Vertex Pharmaceuticals, Inc. (b)	72,322	13,303,632

		157,703,506

Building Products—0.3%
A.O. Smith Corp. (a)	40,114	2,138,878
Allegion plc (a)	26,721	2,423,862
Fortune Brands Home & Security, Inc.	39,759	1,892,926
Johnson Controls International plc	258,195	9,537,723
Masco Corp.	83,308	3,274,838

		19,268,227

Capital Markets—2.6%
Affiliated Managers Group, Inc.	14,724	1,577,088
Ameriprise Financial, Inc.	38,330	4,910,073
Bank of New York Mellon Corp. (The)	248,504	12,532,057
BlackRock, Inc.	34,423	14,711,357
Cboe Global Markets, Inc.	31,740	3,029,266
Charles Schwab Corp. (The)	335,582	14,349,486
CME Group, Inc.	101,210	16,657,142
E*Trade Financial Corp.	69,678	3,235,150
Franklin Resources, Inc. (a)	83,597	2,770,405
Goldman Sachs Group, Inc. (The)	96,887	18,601,335
Intercontinental Exchange, Inc.	160,821	12,244,911
Invesco, Ltd. (a)	112,326	2,169,015
Moody’s Corp.	47,008	8,512,679
Morgan Stanley	367,380	15,503,436
MSCI, Inc.	23,854	4,743,129
Nasdaq, Inc.	32,756	2,865,822
Northern Trust Corp.	61,786	5,586,072
Raymond James Financial, Inc.	35,908	2,887,362

BHFTII-213

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
S&P Global, Inc.	70,326	$14,807,139
State Street Corp.	107,118	7,049,436
T. Rowe Price Group, Inc.	66,836	6,691,620

		175,433,980

Chemicals—1.9%
Air Products & Chemicals, Inc. (a)	62,131	11,864,536
Albemarle Corp. (a)	29,916	2,452,514
Celanese Corp. (a)	36,238	3,573,429
CF Industries Holdings, Inc.	63,053	2,577,607
DowDuPont, Inc.	637,844	34,003,463
Eastman Chemical Co.	39,541	3,000,371
Ecolab, Inc.	71,659	12,650,680
FMC Corp.	38,093	2,926,304
International Flavors & Fragrances, Inc. (a)	28,657	3,690,735
Linde plc	155,887	27,425,200
LyondellBasell Industries NV - Class A	86,096	7,238,952
Mosaic Co. (The)	100,321	2,739,766
PPG Industries, Inc.	66,733	7,532,154
Sherwin-Williams Co. (The)	23,082	9,941,648

		131,617,359

Commercial Services & Supplies—0.4%
Cintas Corp. (a)	23,955	4,841,545
Copart, Inc. (b)	56,809	3,442,057
Republic Services, Inc.	60,957	4,899,724
Rollins, Inc. (a)	41,694	1,735,304
Waste Management, Inc.	110,291	11,460,338

		26,378,968

Communications Equipment—1.2%
Arista Networks, Inc. (b)	14,782	4,648,348
Cisco Systems, Inc.	1,245,279	67,232,613
F5 Networks, Inc. (b)	16,815	2,638,778
Juniper Networks, Inc.	98,422	2,605,230
Motorola Solutions, Inc.	46,357	6,509,450

		83,634,419

Construction & Engineering—0.1%
Fluor Corp. (a)	39,484	1,453,011
Jacobs Engineering Group, Inc. (a)	33,152	2,492,699
Quanta Services, Inc. (a)	39,987	1,509,109

		5,454,819

Construction Materials—0.1%
Martin Marietta Materials, Inc. (a)	17,661	3,553,040
Vulcan Materials Co. (a)	37,293	4,415,491

		7,968,531

Consumer Finance—0.7%
American Express Co.	195,634	21,382,796
Capital One Financial Corp.	132,357	10,812,243
Discover Financial Services	92,896	6,610,479
Synchrony Financial	184,746	5,893,398

		44,698,916

Containers & Packaging—0.3%
Avery Dennison Corp.	23,757	2,684,541
Ball Corp. (a)	94,580	5,472,399
International Paper Co.	113,221	5,238,736
Packaging Corp. of America (a)	26,732	2,656,626
Sealed Air Corp. (a)	44,026	2,027,838
WestRock Co.	72,241	2,770,442

		20,850,582

Distributors—0.1%
Genuine Parts Co. (a)	41,286	4,625,271
LKQ Corp. (b)	89,045	2,527,097

		7,152,368

Diversified Consumer Services—0.0%
H&R Block, Inc. (a)	58,141	1,391,896

Diversified Financial Services—1.7%
Berkshire Hathaway, Inc. - Class B (a) (b)	550,091	110,507,781
Jefferies Financial Group, Inc. (a)	74,397	1,397,920

		111,905,701

Diversified Telecommunication Services—2.0%
AT&T, Inc. (a)	2,060,721	64,624,211
CenturyLink, Inc. (a)	269,020	3,225,550
Verizon Communications, Inc.	1,168,896	69,116,820

		136,966,581

Electric Utilities—2.0%
Alliant Energy Corp.	66,782	3,147,436
American Electric Power Co., Inc.	139,545	11,686,894
Duke Energy Corp.	205,662	18,509,580
Edison International (a)	92,167	5,706,981
Entergy Corp.	53,630	5,128,637
Evergy, Inc.	72,031	4,181,399
Eversource Energy (a)	89,670	6,362,086
Exelon Corp.	274,329	13,752,113
FirstEnergy Corp. (a)	142,474	5,928,343
NextEra Energy, Inc.	135,268	26,150,010
Pinnacle West Capital Corp. (a)	31,725	3,032,275
PPL Corp.	203,944	6,473,183
Southern Co. (The) (a)	292,665	15,124,927
Xcel Energy, Inc. (a)	145,463	8,176,475

		133,360,339

Electrical Equipment—0.5%
AMETEK, Inc.	64,252	5,330,989
Eaton Corp. plc	119,831	9,653,585
Emerson Electric Co.	173,868	11,904,742
Rockwell Automation, Inc. (a)	33,818	5,933,706

		32,823,022

Electronic Equipment, Instruments & Components—0.5%
Amphenol Corp. - Class A	84,325	7,963,653
Corning, Inc.	222,565	7,366,901

BHFTII-214

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
FLIR Systems, Inc.	38,321	$1,823,313
IPG Photonics Corp. (a) (b)	10,038	1,523,568
Keysight Technologies, Inc. (b)	53,111	4,631,279
TE Connectivity, Ltd.	95,857	7,740,453

		31,049,167

Energy Equipment & Services—0.5%
Baker Hughes a GE Co.	145,231	4,025,803
Halliburton Co.	246,831	7,232,148
Helmerich & Payne, Inc.	30,949	1,719,527
National Oilwell Varco, Inc. (a)	108,468	2,889,588
Schlumberger, Ltd.	392,074	17,082,664
TechnipFMC plc	120,361	2,830,891

		35,780,621

Entertainment—1.8%
Activision Blizzard, Inc.	216,079	9,838,077
Electronic Arts, Inc. (b)	84,752	8,613,346
Netflix, Inc. (b)	123,509	44,038,369
Take-Two Interactive Software, Inc. (b)	32,012	3,020,972
Viacom, Inc. - Class B	100,040	2,808,123
Walt Disney Co. (The)	494,001	54,848,891

		123,167,778

Equity Real Estate Investment Trusts—3.0%
Alexandria Real Estate Equities, Inc.	31,889	4,546,096
American Tower Corp.	124,792	24,591,511
Apartment Investment & Management Co. - Class A (a)	44,057	2,215,627
AvalonBay Communities, Inc.	39,183	7,865,204
Boston Properties, Inc. (a)	43,709	5,851,761
Crown Castle International Corp.	117,559	15,047,552
Digital Realty Trust, Inc. (a)	58,791	6,996,129
Duke Realty Corp.	101,625	3,107,692
Equinix, Inc.	23,570	10,680,981
Equity Residential	104,649	7,882,163
Essex Property Trust, Inc. (a)	18,584	5,375,236
Extra Space Storage, Inc. (a)	36,011	3,669,881
Federal Realty Investment Trust (a)	21,037	2,899,950
HCP, Inc.	135,155	4,230,351
Host Hotels & Resorts, Inc. (a)	209,470	3,958,983
Iron Mountain, Inc. (a)	81,009	2,872,579
Kimco Realty Corp. (a)	119,206	2,205,311
Macerich Co. (The) (a)	29,949	1,298,289
Mid-America Apartment Communities, Inc.	32,217	3,522,285
Prologis, Inc. (a)	178,318	12,829,980
Public Storage	42,453	9,245,414
Realty Income Corp. (a)	85,939	6,321,673
Regency Centers Corp.	47,385	3,198,014
SBA Communications Corp. (b)	31,850	6,359,171
Simon Property Group, Inc.	87,402	15,925,518
SL Green Realty Corp.	23,673	2,128,676
UDR, Inc.	77,966	3,544,334
Ventas, Inc. (a)	100,760	6,429,496
Vornado Realty Trust	49,049	3,307,865
Welltower, Inc.	109,296	8,481,370
Weyerhaeuser Co.	211,182	5,562,534

		202,151,626

Food & Staples Retailing—1.5%
Costco Wholesale Corp.	124,609	30,172,823
Kroger Co. (The) (a)	225,671	5,551,507
Sysco Corp.	133,632	8,921,272
Walgreens Boots Alliance, Inc. (a)	226,855	14,353,116
Walmart, Inc.	402,712	39,276,501

		98,275,219

Food Products—1.1%
Archer-Daniels-Midland Co.	158,442	6,833,603
Campbell Soup Co. (a)	54,500	2,078,085
Conagra Brands, Inc.	137,373	3,810,727
General Mills, Inc. (a)	168,812	8,736,021
Hershey Co. (The) (a)	39,330	4,516,264
Hormel Foods Corp. (a)	77,127	3,452,205
J.M. Smucker Co. (The)	32,181	3,749,087
Kellogg Co. (a)	71,017	4,074,955
Kraft Heinz Co. (The) (a)	175,931	5,744,147
Lamb Weston Holdings, Inc.	41,440	3,105,514
McCormick & Co., Inc.	34,683	5,224,300
Mondelez International, Inc. - Class A	408,537	20,394,167
Tyson Foods, Inc. - Class A	83,524	5,799,071

		77,518,146

Gas Utilities—0.1%
Atmos Energy Corp.	33,066	3,403,483

Health Care Equipment & Supplies—3.5%
Abbott Laboratories	496,845	39,717,789
ABIOMED, Inc. (b)	12,755	3,642,700
Align Technology, Inc. (b)	20,590	5,854,355
Baxter International, Inc.	134,841	10,963,922
Becton Dickinson & Co.	76,115	19,008,199
Boston Scientific Corp. (b)	392,071	15,047,685
Cooper Cos., Inc. (The)	13,958	4,133,941
Danaher Corp.	177,738	23,464,971
DENTSPLY SIRONA, Inc. (a)	62,956	3,121,988
Edwards Lifesciences Corp. (a) (b)	58,775	11,245,421
Hologic, Inc. (b)	75,754	3,666,494
IDEXX Laboratories, Inc. (a) (b)	24,330	5,440,188
Intuitive Surgical, Inc. (b)	32,388	18,479,945
Medtronic plc	379,395	34,555,296
ResMed, Inc.	40,538	4,214,736
Stryker Corp. (a)	87,501	17,283,197
Teleflex, Inc.	13,019	3,933,821
Varian Medical Systems, Inc. (b)	25,680	3,639,370
Zimmer Biomet Holdings, Inc.	57,832	7,385,146

		234,799,164

Health Care Providers & Services—2.7%
AmerisourceBergen Corp.	44,189	3,513,909
Anthem, Inc.	72,706	20,865,168
Cardinal Health, Inc.	84,305	4,059,286
Centene Corp. (b)	116,880	6,206,328
Cigna Corp. (b)	107,514	17,290,401
CVS Health Corp.	366,928	19,788,427
DaVita, Inc. (b)	35,775	1,942,225

BHFTII-215

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
HCA Healthcare, Inc.	75,546	$9,849,687
Henry Schein, Inc. (a) (b)	42,830	2,574,511
Humana, Inc. (a)	38,350	10,201,100
Laboratory Corp. of America Holdings (b)	27,893	4,267,071
McKesson Corp.	54,265	6,352,261
Quest Diagnostics, Inc.	37,981	3,415,252
UnitedHealth Group, Inc.	271,442	67,116,749
Universal Health Services, Inc. - Class B	23,629	3,160,851
WellCare Health Plans, Inc. (b)	14,142	3,814,805

		184,418,031

Health Care Technology—0.1%
Cerner Corp. (a) (b)	91,757	5,249,418

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.	113,270	5,745,054
Chipotle Mexican Grill, Inc. (b)	6,886	4,891,195
Darden Restaurants, Inc.	34,939	4,244,040
Hilton Worldwide Holdings, Inc.	82,842	6,884,999
Marriott International, Inc. - Class A (a)	79,753	9,976,303
McDonald’s Corp.	216,499	41,113,160
MGM Resorts International (a)	144,292	3,702,533
Norwegian Cruise Line Holdings, Ltd. (b)	61,570	3,383,887
Royal Caribbean Cruises, Ltd.	48,525	5,561,935
Starbucks Corp. (a)	351,799	26,152,738
Wynn Resorts, Ltd.	27,404	3,269,845
Yum! Brands, Inc.	86,681	8,651,631

		123,577,320

Household Durables—0.3%
DR Horton, Inc.	96,129	3,977,818
Garmin, Ltd.	34,301	2,961,892
Leggett & Platt, Inc. (a)	37,078	1,565,433
Lennar Corp. - Class A (a)	80,892	3,970,988
Mohawk Industries, Inc. (a) (b)	17,387	2,193,370
Newell Brands, Inc. (a)	110,036	1,687,952
PulteGroup, Inc. (a)	72,128	2,016,699
Whirlpool Corp.	17,998	2,391,754

		20,765,906

Household Products—1.7%
Church & Dwight Co., Inc. (a)	69,562	4,954,901
Clorox Co. (The) (a)	36,256	5,817,638
Colgate-Palmolive Co.	243,757	16,707,105
Kimberly-Clark Corp.	97,435	12,072,197
Procter & Gamble Co. (The)	707,666	73,632,647

		113,184,488

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (a)	187,355	3,387,379
NRG Energy, Inc. (a)	79,490	3,376,735

		6,764,114

Industrial Conglomerates—1.5%
3M Co.	162,887	33,844,661
General Electric Co.	2,462,560	24,600,974

Industrial Conglomerates—(Continued)
Honeywell International, Inc.	206,250	32,777,250
Roper Technologies, Inc.	29,310	10,023,141

		101,246,026

Insurance—2.3%
Aflac, Inc.	212,259	10,612,950
Allstate Corp. (The)	93,908	8,844,255
American International Group, Inc.	245,966	10,591,296
Aon plc	67,893	11,589,335
Arthur J. Gallagher & Co. (a)	52,068	4,066,511
Assurant, Inc. (a)	17,452	1,656,369
Brighthouse Financial, Inc. (b) (c)	33,004	1,197,715
Chubb, Ltd.	129,670	18,164,174
Cincinnati Financial Corp. (a)	42,866	3,682,189
Everest Re Group, Ltd.	11,507	2,485,052
Hartford Financial Services Group, Inc. (The)	101,689	5,055,977
Lincoln National Corp. (a)	57,792	3,392,390
Loews Corp.	77,495	3,714,335
Marsh & McLennan Cos., Inc.	142,889	13,417,277
MetLife, Inc. (a) (c)	270,800	11,527,956
Principal Financial Group, Inc. (a)	73,220	3,674,912
Progressive Corp. (The)	165,177	11,907,610
Prudential Financial, Inc.	115,701	10,630,608
Torchmark Corp. (a)	28,689	2,351,064
Travelers Cos., Inc. (The)	74,510	10,219,792
Unum Group	60,715	2,053,988
Willis Towers Watson plc (a)	36,521	6,414,914

		157,250,669

Interactive Media & Services—4.8%
Alphabet, Inc. - Class A (b)	84,686	99,666,107
Alphabet, Inc. - Class C (b) (d)	86,953	102,022,824
Facebook, Inc. - Class A (b)	674,838	112,488,746
TripAdvisor, Inc. (b)	29,073	1,495,806
Twitter, Inc. (b)	206,079	6,775,878

		322,449,361

Internet & Direct Marketing Retail—3.6%
Amazon.com, Inc. (b)	116,723	207,854,482
Booking Holdings, Inc. (b)	12,734	22,219,684
eBay, Inc.	243,279	9,035,382
Expedia Group, Inc.	33,075	3,935,925

		243,045,473

IT Services—5.1%
Accenture plc - Class A	180,327	31,741,158
Akamai Technologies, Inc. (b)	46,170	3,310,851
Alliance Data Systems Corp. (a)	12,894	2,256,192
Automatic Data Processing, Inc.	123,234	19,685,399
Broadridge Financial Solutions, Inc.	32,725	3,393,255
Cognizant Technology Solutions Corp. - Class A	162,688	11,786,746
DXC Technology Co.	75,890	4,880,486
Fidelity National Information Services, Inc.	91,350	10,331,685
Fiserv, Inc. (a) (b)	110,775	9,779,217
FleetCor Technologies, Inc. (a) (b)	24,288	5,989,178
Gartner, Inc. (a) (b)	25,378	3,849,335

BHFTII-216

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Global Payments, Inc. (a)	44,584	$6,086,608
International Business Machines Corp. (a)	251,732	35,519,385
Jack Henry & Associates, Inc.	21,832	3,028,972
MasterCard, Inc. - Class A	255,355	60,123,335
Paychex, Inc. (a)	90,406	7,250,561
PayPal Holdings, Inc. (b)	331,886	34,463,042
Total System Services, Inc.	46,043	4,374,545
VeriSign, Inc. (b)	29,802	5,410,851
Visa, Inc. - Class A (a)	495,104	77,330,294
Western Union Co. (The) (a)	123,308	2,277,499

		342,868,594

Leisure Products—0.1%
Hasbro, Inc. (a)	32,751	2,784,490
Mattel, Inc. (b)	97,708	1,270,204

		4,054,694

Life Sciences Tools & Services—1.0%
Agilent Technologies, Inc.	89,849	7,222,063
Illumina, Inc. (a) (b)	41,585	12,920,044
IQVIA Holdings, Inc. (b)	44,764	6,439,301
Mettler-Toledo International, Inc. (b)	7,015	5,071,845
PerkinElmer, Inc. (a)	31,344	3,020,308
Thermo Fisher Scientific, Inc.	113,884	31,172,328
Waters Corp. (b)	20,230	5,092,093

		70,937,982

Machinery—1.6%
Caterpillar, Inc.	162,814	22,059,669
Cummins, Inc.	40,949	6,464,619
Deere & Co.	90,098	14,401,264
Dover Corp.	41,002	3,845,988
Flowserve Corp. (a)	37,053	1,672,572
Fortive Corp. (a)	83,303	6,988,289
Illinois Tool Works, Inc.	85,392	12,256,314
Ingersoll-Rand plc	68,506	7,395,223
PACCAR, Inc. (a)	98,082	6,683,307
Parker-Hannifin Corp.	36,596	6,280,605
Pentair plc	44,598	1,985,057
Snap-on, Inc. (a)	15,733	2,462,529
Stanley Black & Decker, Inc.	42,817	5,830,391
Wabtec Corp. (a)	39,508	2,912,530
Xylem, Inc. (a)	50,793	4,014,679

		105,253,036

Media—1.4%
CBS Corp. - Class B	98,353	4,674,718
Charter Communications, Inc. - Class A (a) (b)	49,088	17,029,118
Comcast Corp. - Class A	1,277,667	51,081,127
Discovery, Inc. - Class A (a) (b)	44,419	1,200,201
Discovery, Inc. - Class C (b)	101,964	2,591,925
DISH Network Corp. - Class A (a) (b)	64,908	2,056,935
Fox Corp. - Class A (b)	99,803	3,663,768
Fox Corp. - Class B (b)	45,930	1,647,969
Interpublic Group of Cos., Inc. (The)	108,887	2,287,716
News Corp. - Class A	109,003	1,355,997

Media—(Continued)
News Corp. - Class B	35,013	437,312
Omnicom Group, Inc. (a)	63,279	4,618,734

		92,645,520

Metals & Mining—0.2%
Freeport-McMoRan, Inc.	409,913	5,283,779
Newmont Mining Corp. (a)	150,682	5,389,895
Nucor Corp. (a)	86,388	5,040,740

		15,714,414

Multi-Utilities—1.1%
Ameren Corp.	69,205	5,090,028
CenterPoint Energy, Inc.	141,780	4,352,646
CMS Energy Corp.	80,170	4,452,642
Consolidated Edison, Inc.	90,828	7,703,123
Dominion Energy, Inc.	226,116	17,334,052
DTE Energy Co. (a)	51,464	6,419,619
NiSource, Inc. (a)	105,373	3,019,990
Public Service Enterprise Group, Inc. (a)	142,985	8,494,739
Sempra Energy (a)	77,522	9,756,919
WEC Energy Group, Inc. (a)	89,238	7,056,941

		73,680,699

Multiline Retail—0.5%
Dollar General Corp.	74,367	8,871,983
Dollar Tree, Inc. (b)	67,319	7,071,188
Kohl’s Corp.	46,712	3,212,384
Macy’s, Inc. (a)	86,987	2,090,298
Nordstrom, Inc. (a)	30,316	1,345,424
Target Corp. (a)	147,620	11,847,981

		34,439,258

Oil, Gas & Consumable Fuels—4.8%
Anadarko Petroleum Corp.	141,323	6,427,370
Apache Corp. (a)	106,197	3,680,788
Cabot Oil & Gas Corp.	119,765	3,125,867
Chevron Corp.	537,504	66,209,743
Cimarex Energy Co. (a)	28,700	2,006,130
Concho Resources, Inc. (a)	56,745	6,296,425
ConocoPhillips	320,908	21,417,400
Devon Energy Corp. (a)	123,989	3,913,093
Diamondback Energy, Inc.	43,711	4,437,978
EOG Resources, Inc.	164,090	15,618,086
Exxon Mobil Corp.	1,198,595	96,846,476
Hess Corp. (a)	72,008	4,337,042
HollyFrontier Corp.	44,442	2,189,657
Kinder Morgan, Inc. (a)	550,710	11,019,707
Marathon Oil Corp.	231,544	3,869,100
Marathon Petroleum Corp.	190,558	11,404,896
Noble Energy, Inc. (a)	136,799	3,383,039
Occidental Petroleum Corp.	212,037	14,036,850
ONEOK, Inc.	116,439	8,132,100
Phillips 66 (a)	118,677	11,294,490
Pioneer Natural Resources Co.	47,630	7,253,096
Valero Energy Corp. (a)	118,138	10,021,647
Williams Cos., Inc. (The) (a)	342,571	9,838,639

		326,759,619

BHFTII-217

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Personal Products—0.2%
Coty, Inc. - Class A (a)	127,512	$1,466,388
Estee Lauder Cos., Inc. (The) - Class A	61,742	10,221,388

		11,687,776

Pharmaceuticals—4.7%
Allergan plc	88,447	12,949,525
Bristol-Myers Squibb Co. (a)	461,863	22,035,484
Eli Lilly & Co.	244,322	31,703,223
Johnson & Johnson	753,369	105,313,453
Merck & Co., Inc.	730,195	60,730,318
Mylan NV (b)	145,865	4,133,814
Nektar Therapeutics (a) (b)	49,251	1,654,834
Perrigo Co. plc (a)	35,361	1,702,986
Pfizer, Inc.	1,570,537	66,700,706
Zoetis, Inc.	135,438	13,634,543

		320,558,886

Professional Services—0.3%
Equifax, Inc.	34,144	4,046,064
IHS Markit, Ltd. (a) (b)	102,818	5,591,243
Nielsen Holdings plc (a)	100,551	2,380,042
Robert Half International, Inc. (a)	33,685	2,194,915
Verisk Analytics, Inc. (a)	46,255	6,151,915

		20,364,179

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (b)	88,353	4,369,056

Road & Rail—1.0%
CSX Corp. (a)	219,195	16,400,170
J.B. Hunt Transport Services, Inc. (a)	24,609	2,492,646
Kansas City Southern	28,555	3,311,809
Norfolk Southern Corp. (a)	75,660	14,140,097
Union Pacific Corp.	204,493	34,191,229

		70,535,951

Semiconductors & Semiconductor Equipment—3.8%
Advanced Micro Devices, Inc. (a) (b)	249,227	6,360,273
Analog Devices, Inc.	104,191	10,968,187
Applied Materials, Inc.	268,571	10,651,526
Broadcom, Inc.	112,053	33,695,458
Intel Corp.	1,272,146	68,314,240
KLA-Tencor Corp.	46,734	5,580,507
Lam Research Corp. (a)	43,167	7,727,325
Maxim Integrated Products, Inc. (a)	77,340	4,112,168
Microchip Technology, Inc. (a)	67,035	5,561,224
Micron Technology, Inc. (a) (b)	317,130	13,106,983
NVIDIA Corp.	171,430	30,781,971
Qorvo, Inc. (a) (b)	34,735	2,491,541
QUALCOMM, Inc.	342,380	19,525,931
Skyworks Solutions, Inc. (a)	49,240	4,061,315
Texas Instruments, Inc.	265,486	28,160,100
Xilinx, Inc.	71,617	9,080,319

		260,179,068

Software—6.3%
Adobe, Inc. (b)	137,972	36,768,158
ANSYS, Inc. (a) (b)	23,698	4,329,862
Autodesk, Inc. (b)	61,955	9,653,828
Cadence Design Systems, Inc. (b)	79,317	5,037,423
Citrix Systems, Inc. (a)	35,400	3,527,964
Fortinet, Inc. (b)	41,029	3,445,205
Intuit, Inc.	73,289	19,158,477
Microsoft Corp.	2,170,375	255,974,028
Oracle Corp.	720,835	38,716,048
Red Hat, Inc. (b)	50,003	9,135,548
Salesforce.com, Inc. (b)	216,409	34,272,693
Symantec Corp.	180,826	4,157,190
Synopsys, Inc. (b)	42,341	4,875,566

		429,051,990

Specialty Retail—2.4%
Advance Auto Parts, Inc. (a)	20,275	3,457,496
AutoZone, Inc. (b)	7,061	7,231,311
Best Buy Co., Inc.	66,229	4,706,233
CarMax, Inc. (a) (b)	48,115	3,358,427
Foot Locker, Inc.	31,935	1,935,261
Gap, Inc. (The) (a)	60,425	1,581,926
Home Depot, Inc. (The)	319,530	61,314,612
L Brands, Inc. (a)	64,598	1,781,613
Lowe’s Cos., Inc.	226,593	24,805,136
O’Reilly Automotive, Inc. (b)	22,172	8,609,388
Ross Stores, Inc.	104,835	9,760,138
Tiffany & Co. (a)	30,690	3,239,329
TJX Cos., Inc. (The)	350,081	18,627,810
Tractor Supply Co.	34,308	3,353,950
Ulta Salon Cosmetics & Fragrance, Inc. (b)	15,940	5,558,756

		159,321,386

Technology Hardware, Storage & Peripherals—4.0%
Apple, Inc.	1,267,200	240,704,640
Hewlett Packard Enterprise Co.	389,525	6,010,371
HP, Inc.	433,808	8,428,890
NetApp, Inc. (a)	69,866	4,844,508
Seagate Technology plc (a)	72,527	3,473,318
Western Digital Corp. (a)	82,278	3,954,281
Xerox Corp.	56,538	1,808,085

		269,224,093

Textiles, Apparel & Luxury Goods—0.8%
Capri Holdings, Ltd. (b)	43,176	1,975,302
Hanesbrands, Inc.	102,242	1,828,087
NIKE, Inc. - Class B	356,091	29,986,423
PVH Corp.	21,424	2,612,657
Ralph Lauren Corp. (a)	14,920	1,934,826
Tapestry, Inc.	82,031	2,665,187
Under Armour, Inc. - Class A (a) (b)	53,123	1,123,020
Under Armour, Inc. - Class C (b)	54,466	1,027,773
VF Corp.	91,767	7,975,470

		51,128,745

BHFTII-218

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Tobacco—1.0%
Altria Group, Inc.	530,253	$30,452,430
Philip Morris International, Inc.	439,755	38,869,944

		69,322,374

Trading Companies & Distributors—0.2%
Fastenal Co. (a)	80,950	5,205,894
United Rentals, Inc. (b)	22,515	2,572,339
WW Grainger, Inc.	12,758	3,839,265

		11,617,498

Water Utilities—0.1%
American Water Works Co., Inc. (a)	51,132	5,331,022

Total Common Stocks (Cost $3,167,267,694)		6,681,487,732

Mutual Fund—0.6%

Investment Company Security—0.6%
SPDR S&P 500 ETF Trust (a) (Cost $42,203,685)	151,000	42,654,480

Short-Term Investments—0.4%

Discount Notes—0.3%
Federal Home Loan Bank
2.155%, 04/09/19 (e)	2,350,000	2,348,736
2.273%, 04/15/19 (e)	7,000,000	6,993,412
2.404%, 05/17/19 (e)	2,450,000	2,442,424
2.407%, 05/24/19 (e)	1,775,000	1,768,676
2.437%, 06/05/19 (e)	6,400,000	6,372,036

		19,925,284

U.S. Treasury—0.1%
U.S. Treasury Bills
2.182%, 04/09/19 (e)	750,000	749,602
2.322%, 04/18/19 (e)	1,625,000	1,623,163
2.370%, 05/30/19 (e)	3,575,000	3,561,217
2.432%, 06/20/19 (e)	2,450,000	2,437,129

		8,371,111

Total Short-Term Investments (Cost $28,295,996)		28,296,395

Securities Lending Reinvestments (f)—11.4%

Bank Note—0.1%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (g)	5,000,000	5,000,000

Certificates of Deposit—7.3%
ABN AMRO Bank NV Zero Coupon, 07/05/19	9,912,326	9,930,200
Banco Santander S.A. 2.790%, 04/16/19	7,000,000	7,001,197
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (g)	10,000,000	10,009,660
Bank of Nova Scotia
2.860%, SOFR + 0.430%, 05/16/19 (g)	5,000,000	4,999,997
2.967%, 3M LIBOR + 0.170%, 01/09/20 (g)	9,000,000	9,000,504
Barclays Bank plc 2.950%, 08/02/19	18,000,000	18,004,860
BNP Paribas S.A. New York
2.624%, 1M LIBOR + 0.140%, 09/16/19 (g)	7,000,000	6,999,958
2.784%, 3M LIBOR + 0.050%, 11/06/19 (g)	7,000,000	7,000,000
Canadian Imperial Bank of Commerce 2.734%, 1M LIBOR + 0.250%, 10/15/19 (g)	15,000,000	15,012,300
Chiba Bank, Ltd.
2.580%, 06/03/19	2,000,000	1,999,874
2.620%, 06/04/19	15,000,000	15,000,015
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (g)	12,000,000	12,000,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (g)	4,000,000	4,000,984
Cooperative Rabobank UA
2.933%, 3M LIBOR + 0.150%, 01/08/20 (g)	10,000,000	10,004,430
2.995%, 3M LIBOR + 0.200%, 04/05/19 (g)	10,000,000	10,000,670
Credit Agricole S.A. 2.698%, 1M LIBOR + 0.210%, 12/20/19 (g)	15,000,000	15,000,780
Credit Industriel et Commercial Zero Coupon, 08/01/19	6,897,911	6,937,070
2.887%, 3M LIBOR + 0.090%, 10/15/19 (g)	5,000,000	5,001,815
Credit Suisse AG
2.620%, 04/01/19	10,000,000	10,000,140
2.860%, SOFR + 0.430%, 05/02/19 (g)	7,000,000	7,000,000
HSBC Bank USA, N.A. 2.738%, 3M LIBOR + 0.000%, 08/05/19 (g)	5,000,000	4,999,551
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	12,000,000	12,001,008
KBC Bank NV Zero Coupon, 04/23/19	9,931,465	9,985,800
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 04/16/19	4,965,490	4,993,900
Zero Coupon, 05/08/19	1,986,147	1,994,420
Zero Coupon, 05/08/19	1,986,642	1,994,420
Zero Coupon, 06/13/19	4,966,871	4,973,713
2.643%, 1M LIBOR + 0.150%, 09/11/19 (g)	10,000,000	9,999,980
Mizuho Bank, Ltd. Zero Coupon, 05/28/19	9,933,709	9,958,477
Mizuho Bank, Ltd., New York
2.652%, 1M LIBOR + 0.160%, 09/12/19 (g)	15,000,000	15,000,000
2.789%, 1M LIBOR + 0.300%, 05/01/19 (g)	12,000,000	12,002,364
2.863%, 3M LIBOR + 0.080%, 07/09/19 (g)	3,000,000	2,999,735
2.908%, 04/03/19	10,015,934	9,999,126
MUFG Bank Ltd. 2.789%, 1M LIBOR + 0.300%, 05/01/19 (g)	5,000,000	5,000,895
2.800%, 07/16/19	5,000,000	5,003,090

BHFTII-219

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Nationwide Building Society Zero Coupon, 06/24/19	7,926,070	$7,949,511
Natixis New York
2.788%, 3M LIBOR + 0.090%, 05/10/19 (g)	5,000,000	5,001,070
2.803%, 3M LIBOR + 0.070%, 11/01/19 (g)	3,000,000	2,999,991
Nordea Bank New York 2.995%, 3M LIBOR + 0.200%, 04/05/19 (g)	10,000,000	10,004,335
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (g)	15,000,000	15,008,430
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (g)	10,000,000	10,000,660
Societe Generale
2.863%, 3M LIBOR + 0.080%, 07/09/19 (g)	3,000,000	3,000,243
2.863%, 3M LIBOR + 0.200%, 08/21/19 (g)	7,008,077	7,003,976
2.899%, 3M LIBOR + 0.160%, 05/07/19 (g)	5,000,000	5,001,260
Standard Chartered plc
2.660%, 08/23/19	15,000,000	15,002,670
3.009%, 3M LIBOR + 0.230%, 04/24/19 (g)	3,000,000	3,000,372
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (g)	15,000,000	15,000,570
Sumitomo Mitsui Banking Corp., New York
2.651%, 1M LIBOR + 0.170%, 08/07/19 (g)	6,000,106	6,001,056
2.692%, 1M LIBOR + 0.210%, 05/17/19 (g)	6,000,000	6,000,936
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/20/19	7,924,536	7,971,040
Zero Coupon, 08/06/19	1,972,675	1,981,320
Zero Coupon, 08/08/19	2,959,087	2,970,841
2.600%, 07/05/19	10,000,000	10,000,510
2.904%, 3M LIBOR + 0.100%, 07/08/19 (g)	5,000,000	4,999,990
Svenska Handelsbanken AB
2.799%, 1M LIBOR + 0.300%, 10/31/19 (g)	5,000,000	5,005,665
2.851%, 3M LIBOR + 0.100%, 04/30/19 (g)	15,000,000	15,004,050
2.940%, 1M LIBOR + 0.450%, 04/03/19 (g)	7,000,000	7,000,385
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (g)	5,000,000	5,002,570
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (g)	10,000,000	10,004,100
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (g)	15,000,000	14,999,914

		491,726,398

Commercial Paper—2.6%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (g)	5,000,000	5,000,065
Bank of China, Ltd.
2.890%, 04/17/19	19,855,500	19,971,580
2.890%, 04/18/19	4,965,481	4,992,510
Barton Capital S.A. 2.650%, 05/02/19	4,966,875	4,987,900
China Construction Bank Corp. 2.840%, 04/29/19	7,940,676	7,982,320
Fairway Finance Corp. 2.600%, 05/07/19	3,973,422	3,988,892
First Abu Dhabi Bank 2.750%, 04/16/19	4,965,625	4,993,715

Commercial Paper—(Continued)
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (g)	15,000,000	15,000,000
Industrial & Commercial Bank of China, Corp.
2.880%, 04/18/19	14,892,000	14,977,815
2.920%, 04/15/19	9,923,756	9,987,440
ING Funding LLC
2.778%, 3M LIBOR + 0.040%, 11/04/19 (g)	12,000,000	12,001,668
2.807%, 3M LIBOR + 0.110%, 05/10/19 (g)	10,000,000	10,002,470
Kells Funding LLC 2.610%, 04/10/19	9,869,500	9,991,550
Matchpoint Finance plc 2.450%, 04/01/19	4,998,979	4,998,905
Sheffield Receivables Co. 2.900%, SOFR + 0.470%, 05/30/19 (g)	15,000,000	15,000,000
Toronto-Dominion Bank 2.832%, 1M LIBOR + 0.350%, 11/05/19 (g)	10,000,000	10,013,960
Toyota Motor Credit Corp. 2.620%, 08/29/19	11,845,420	11,869,380
Westpac Banking Corp. 2.809%, 3M LIBOR + 0.070%, 08/07/19 (g)	7,500,000	7,502,970

		173,263,140

Repurchase Agreements—1.0%
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $22,676,838; collateralized by various Common Stock with an aggregate market value of $24,756,209.	22,500,000	22,500,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $1,002,722; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $18,049,000; collateralized by various Common Stock with an aggregate market value of $19,800,003.	18,000,000	18,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $612,782; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $624,906.	612,653	612,653
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $12,608,683; collateralized by various Common Stock with an aggregate market value of $13,200,008.	12,000,000	12,000,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $11,185,501; collateralized by various Common Stock with an aggregate market value of $12,210,000.	11,100,000	11,100,000

BHFTII-220

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $4,233,282; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $4,499,694.	4,200,000	$4,200,000

		69,412,653

Time Deposits—0.4%
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	2,000,000	2,000,000
Natixis New York 2.400%, 04/01/19	2,000,000	2,000,000
Nordea Bank New York 2.350%, 04/01/19	10,000,000	10,000,000
Skandi New York 2.380%, 04/01/19	2,000,000	2,000,000
Svenska, New York 2.360%, 04/01/19	10,000,000	10,000,000

		26,000,000

Total Securities Lending Reinvestments (Cost $765,304,337)		765,402,191

Total Investments—111.3% (Cost $4,003,071,712)		7,517,840,798
Other assets and liabilities (net)—(11.3)%		(761,454,649)

Net Assets—100.0%		$6,756,386,149

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $746,992,842 and the collateral received consisted of cash in the amount of $764,496,930 and non-cash collateral with a value of $3,752,671. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2019, the market value of securities pledged was $23,530,732.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
S&P 500 Index E-Mini Futures	06/21/19	210	USD	29,796,900	$510,784

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTII-221

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$6,681,487,732	$—	$—	$6,681,487,732
Total Mutual Fund*	42,654,480	—	—	42,654,480
Total Short-Term Investments*	—	28,296,395	—	28,296,395
Total Securities Lending Reinvestments*	—	765,402,191	—	765,402,191
Total Investments	$6,724,142,212	$793,698,586	$—	$7,517,840,798

Collateral for Securities Loaned (Liability)	$—	$(764,496,930)	$—	$(764,496,930)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$510,784	$—	$—	$510,784

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-222

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—59.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Boeing Co. (The)	11,840	$4,516,013
Harris Corp. (a)	6,253	998,667
Lockheed Martin Corp.	8,433	2,531,249
Northrop Grumman Corp.	9,609	2,590,586
United Technologies Corp.	37,066	4,777,437

		15,413,952

Air Freight & Logistics—0.3%
United Parcel Service, Inc. - Class B	17,410	1,945,393

Airlines—0.1%
Delta Air Lines, Inc.	21,363	1,103,399

Auto Components—0.7%
Aptiv plc (a)	28,037	2,228,661
Lear Corp.	22,080	2,996,477

		5,225,138

Automobiles—0.1%
Harley-Davidson, Inc.	5,031	179,405
Toyota Motor Corp.	13,100	768,387

		947,792

Banks—5.9%
Bank of America Corp.	254,529	7,022,455
BB&T Corp.	38,067	1,771,257
BNP Paribas S.A.	8,560	410,259
Citigroup, Inc.	128,498	7,995,146
JPMorgan Chase & Co.	133,359	13,499,932
PNC Financial Services Group, Inc. (The)	32,997	4,047,412
Sumitomo Mitsui Financial Group, Inc.	11,000	384,927
SunTrust Banks, Inc. (a)	14,482	858,058
U.S. Bancorp (a)	104,551	5,038,313
Wells Fargo & Co.	80,020	3,866,566
Westpac Banking Corp.	38,951	716,316

		45,610,641

Beverages—0.9%
Coca-Cola European Partners plc	18,916	978,714
Diageo plc	85,119	3,481,531
Molson Coors Brewing Co. - Class B	27,563	1,644,133
PepsiCo, Inc.	6,984	855,889

		6,960,267

Biotechnology—0.2%
Biogen, Inc. (b)	5,045	1,192,537

Building Products—0.7%
Johnson Controls International plc	135,573	5,008,067

Capital Markets—3.1%
Apollo Global Management LLC - Class A	25,280	714,160
Bank of New York Mellon Corp. (The)	93,207	4,700,429
BlackRock, Inc.	6,428	2,747,134
Blackstone Group L.P. (The)	41,373	1,446,814

Capital Markets—(Continued)
Charles Schwab Corp. (The)	18,605	795,550
Goldman Sachs Group, Inc. (The)	23,823	4,573,778
Invesco, Ltd. (a)	22,168	428,064
Moody’s Corp.	6,970	1,262,197
Morgan Stanley	36,818	1,553,720
Nasdaq, Inc. (a)	19,735	1,726,615
State Street Corp.	39,547	2,602,588
T. Rowe Price Group, Inc.	17,815	1,783,638

		24,334,687

Chemicals—2.1%
Akzo Nobel NV	8,605	763,254
Axalta Coating Systems, Ltd. (a) (b)	44,570	1,123,610
Celanese Corp.	13,313	1,312,795
CF Industries Holdings, Inc.	60,466	2,471,850
Dow, Inc. (b)	7,597	392,233
DowDuPont, Inc. (b)	27,713	999,608
Methanex Corp.	6,892	391,879
PPG Industries, Inc.	51,952	5,863,822
Sherwin-Williams Co. (The)	6,460	2,782,387

		16,101,438

Commercial Services & Supplies—0.1%
Transcontinental, Inc. - Class A	38,515	482,176

Communications Equipment—0.8%
Cisco Systems, Inc.	108,199	5,841,664

Consumer Finance—0.2%
American Express Co.	10,729	1,172,679
Synchrony Financial	20,323	648,304

		1,820,983

Containers & Packaging—0.1%
Crown Holdings, Inc. (a) (b)	14,721	803,325

Diversified Financial Services—0.2%
ORIX Corp.	118,800	1,710,100

Diversified Telecommunication Services—0.4%
Verizon Communications, Inc.	53,369	3,155,709

Electric Utilities—1.9%
Duke Energy Corp. (a)	41,321	3,718,890
Exelon Corp.	89,168	4,469,992
FirstEnergy Corp. (a)	28,972	1,205,525
Southern Co. (The)	66,386	3,430,828
SSE plc	82,005	1,270,669
Xcel Energy, Inc.	13,564	762,432

		14,858,336

Electrical Equipment—0.9%
Eaton Corp. plc	78,872	6,353,928
Regal-Beloit Corp. (a)	5,091	416,800

BHFTII-223

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
Schneider Electric SE	5,160	$405,803

		7,176,531

Energy Equipment & Services—0.3%
Schlumberger, Ltd.	57,375	2,499,829

Entertainment—0.1%
Electronic Arts, Inc. (b)	8,698	883,978

Equity Real Estate Investment Trusts—1.3%
EPR Properties (a)	13,378	1,028,768
Life Storage, Inc.	8,309	808,216
Medical Properties Trust, Inc. (a)	191,722	3,548,774
Public Storage	2,811	612,180
Simon Property Group, Inc.	7,018	1,278,750
STORE Capital Corp.	73,406	2,459,101

		9,735,789

Food & Staples Retailing—0.5%
U.S. Foods Holding Corp. (a) (b)	23,254	811,797
Walgreens Boots Alliance, Inc. (a)	45,372	2,870,687

		3,682,484

Food Products—1.9%
Archer-Daniels-Midland Co.	44,816	1,932,914
Danone S.A.	20,561	1,585,949
General Mills, Inc. (a)	62,683	3,243,845
J.M. Smucker Co. (The)	5,723	666,729
Mondelez International, Inc. - Class A	20,492	1,022,961
Mowi ASA	64,848	1,448,826
Nestle S.A.	42,647	4,070,095
Tyson Foods, Inc. - Class A	11,606	805,805

		14,777,124

Health Care Equipment & Supplies—2.6%
Abbott Laboratories	63,768	5,097,614
Danaher Corp.	56,017	7,395,364
Medtronic plc	72,181	6,574,246
Zimmer Biomet Holdings, Inc.	10,970	1,400,869

		20,468,093

Health Care Providers & Services—1.6%
AmerisourceBergen Corp. (a)	13,169	1,047,199
Cigna Corp.	22,836	3,672,486
CVS Health Corp.	8,625	465,146
HCA Healthcare, Inc.	20,314	2,648,539
Humana, Inc. (a)	10,942	2,910,572
McKesson Corp.	14,449	1,691,400

		12,435,342

Hotels, Restaurants & Leisure—0.7%
Aramark	30,196	892,292
Marriott International, Inc. - Class A (a)	6,134	767,302

Hotels, Restaurants & Leisure—(Continued)
Starbucks Corp. (a)	51,205	3,806,579

		5,466,173

Household Durables—0.2%
Whirlpool Corp.	12,476	1,657,936

Household Products—0.7%
Colgate-Palmolive Co.	4,840	331,734
Kimberly-Clark Corp.	25,824	3,199,594
Procter & Gamble Co. (The)	3,167	329,526
Reckitt Benckiser Group plc	17,926	1,493,731

		5,354,585

Industrial Conglomerates—1.3%
3M Co.	15,932	3,310,351
Honeywell International, Inc.	44,541	7,078,456

		10,388,807

Insurance—3.6%
Aon plc	34,852	5,949,236
Chubb, Ltd.	46,036	6,448,723
Prudential Financial, Inc.	44,521	4,090,590
Tokio Marine Holdings, Inc.	8,700	421,870
Travelers Cos., Inc. (The)	58,168	7,978,323
Unum Group	23,107	781,710
Zurich Insurance Group AG	6,252	2,071,416

		27,741,868

Interactive Media & Services—0.3%
Alphabet, Inc. - Class A (b)	1,948	2,292,582

Internet & Direct Marketing Retail—0.6%
Amazon.com, Inc. (b)	2,519	4,485,709

IT Services — 2.7%
Accenture plc - Class A	43,388	7,637,156
Amdocs, Ltd.	30,629	1,657,335
Cognizant Technology Solutions Corp. - Class A	11,148	807,673
DXC Technology Co.	60,193	3,871,012
Fidelity National Information Services, Inc.	17,186	1,943,737
Fiserv, Inc. (a) (b)	23,411	2,066,723
Visa, Inc. - Class A (a)	9,250	1,444,757
Worldpay, Inc. - Class A (b)	11,785	1,337,597

		20,765,990

Leisure Products—0.1%
Brunswick Corp.	10,472	527,056

Life Sciences Tools & Services—0.9%
Thermo Fisher Scientific, Inc.	25,899	7,089,074

Machinery—1.4%
AGCO Corp. (a)	16,112	1,120,590
Allison Transmission Holdings, Inc.	6,315	283,670
Deere & Co.	6,905	1,103,695

BHFTII-224

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Illinois Tool Works, Inc.	29,744	$4,269,156
Ingersoll-Rand plc	14,122	1,524,470
Stanley Black & Decker, Inc.	18,237	2,483,332

		10,784,913

Media—1.9%
Comcast Corp. - Class A	302,225	12,082,956
Omnicom Group, Inc. (a)	35,681	2,604,356

		14,687,312

Metals & Mining—0.3%
Rio Tinto plc	34,248	1,992,591

Mortgage Real Estate Investment Trusts—0.1%
Annaly Capital Management, Inc. (a)	53,427	533,736

Multi-Utilities—0.6%
Engie S.A.	54,893	818,897
Public Service Enterprise Group, Inc.	23,559	1,399,640
Sempra Energy (a)	9,456	1,190,132
WEC Energy Group, Inc. (a)	12,490	987,709

		4,396,378

Multiline Retail—0.1%
Dollar Tree, Inc. (b)	9,899	1,039,791

Oil, Gas & Consumable Fuels—3.3%
Anadarko Petroleum Corp.	20,949	952,761
BP plc	336,879	2,459,203
Chevron Corp.	25,258	3,111,280
Eni S.p.A.	72,045	1,272,717
Enterprise Products Partners L.P.	105,245	3,062,630
EOG Resources, Inc.	25,349	2,412,718
EQT Midstream Partners L.P.	11,789	544,298
Equitrans Midstream Corp. (a)	52,022	1,133,039
Exxon Mobil Corp.	40,237	3,251,150
Hess Corp. (a)	18,194	1,095,825
Marathon Petroleum Corp.	11,856	709,582
MPLX L.P.	21,518	707,727
Noble Energy, Inc. (a)	27,930	690,709
Occidental Petroleum Corp.	12,086	800,093
Phillips 66	11,173	1,063,334
Pioneer Natural Resources Co.	8,064	1,227,986
Plains GP Holdings L.P. - Class A (a) (b)	47,708	1,188,883

		25,683,935

Pharmaceuticals—4.6%
Bayer AG	24,252	1,567,369
Bristol-Myers Squibb Co. (a)	68,621	3,273,908
Elanco Animal Health, Inc. (b)	26,432	847,674
Eli Lilly & Co.	35,874	4,655,010
Johnson & Johnson	67,259	9,402,136
Merck & Co., Inc.	22,336	1,857,685
Mylan NV (b)	20,229	573,290
Novartis AG	4,265	410,479

Pharmaceuticals—(Continued)
Pfizer, Inc.	246,919	10,486,650
Roche Holding AG	9,600	2,646,332

		35,720,533

Professional Services—0.3%
Equifax, Inc. (a)	17,077	2,023,624

Road & Rail—1.2%
Canadian National Railway Co.	10,922	977,301
Union Pacific Corp.	51,216	8,563,315

		9,540,616

Semiconductors & Semiconductor Equipment—1.6%
Analog Devices, Inc.	11,453	1,205,657
Intel Corp. (a)	29,964	1,609,067
Marvell Technology Group, Ltd.	44,141	877,965
Maxim Integrated Products, Inc. (a)	21,853	1,161,924
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	70,234	2,876,785
Texas Instruments, Inc.	45,120	4,785,878

		12,517,276

Software—1.9%
Adobe, Inc. (b)	17,680	4,711,543
Check Point Software Technologies, Ltd. (b)	8,750	1,106,788
Microsoft Corp.	63,844	7,529,761
Oracle Corp. (a)	28,890	1,551,682

		14,899,774

Specialty Retail—0.1%
Tractor Supply Co.	8,508	831,742

Technology Hardware, Storage & Peripherals—0.5%
Apple, Inc.	13,852	2,631,187
Samsung Electronics Co., Ltd.	15,901	508,656
Seagate Technology plc (a)	12,942	619,792
Western Digital Corp. (a)	8,830	424,370

		4,184,005

Textiles, Apparel & Luxury Goods—0.4%
Hanesbrands, Inc. (a)	17,823	318,675
LVMH Moet Hennessy Louis Vuitton SE	3,267	1,204,804
NIKE, Inc. - Class B	17,065	1,437,044

		2,960,523

Tobacco—1.5%
Altria Group, Inc.	56,987	3,272,763
Japan Tobacco, Inc.	25,600	635,887
Philip Morris International, Inc.	85,748	7,579,266

		11,487,916

Trading Companies & Distributors—0.0%
HD Supply Holdings, Inc. (b)	8,291	359,415

Total Common Stocks (Cost $360,205,638)		463,588,634

BHFTII-225

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—22.8%

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—11.8%
Fannie Mae 15 Yr. Pool
3.000%, 09/01/30	97,446	$98,382
3.000%, 12/01/31	1,135,850	1,148,602
3.000%, 10/01/33	979,398	988,435
3.000%, 12/01/33	123,006	124,141
4.500%, 06/01/19	789	803
4.500%, 04/01/20	3,625	3,688
4.500%, 07/01/20	1,763	1,794
5.000%, 07/01/19	1,934	1,978
5.000%, 07/01/20	5,660	5,788
5.000%, 08/01/20	5,917	6,053
5.000%, 12/01/20	12,944	13,237
5.500%, 06/01/19	2,123	2,120
5.500%, 07/01/19	2,740	2,737
5.500%, 08/01/19	508	507
5.500%, 09/01/19	3,597	3,595
5.500%, 01/01/21	6,920	6,981
5.500%, 03/01/21	2,440	2,461
6.000%, 01/01/21	12,420	12,539
6.000%, 05/01/21	3,906	3,913
Fannie Mae 20 Yr. Pool
3.000%, 07/01/37	254,498	257,071
3.000%, 11/01/37	491,224	494,367
3.500%, 04/01/38	465,841	475,558
Fannie Mae 30 Yr. Pool
3.000%, 09/01/46	193,854	193,535
3.000%, 10/01/46	772,855	771,583
3.000%, 11/01/46	986,620	984,997
3.500%, 11/01/41	42,254	43,065
3.500%, 01/01/42	602,251	615,410
3.500%, 01/01/43	210,844	215,397
3.500%, 04/01/43	711,490	726,852
3.500%, 05/01/43	912,203	931,898
3.500%, 07/01/43	1,042,214	1,063,964
3.500%, 08/01/43	355,039	362,704
3.500%, 09/01/43	1,448,720	1,479,216
3.500%, 02/01/45	1,066,991	1,092,089
3.500%, 09/01/45	1,231,253	1,252,886
3.500%, 10/01/45	846,178	864,549
3.500%, 01/01/46	266,318	272,365
3.500%, 05/01/46	504,638	514,162
3.500%, 07/01/46	1,104,724	1,127,005
3.500%, 10/01/46	338,723	344,323
3.500%, 12/01/46	907,345	922,118
3.500%, 01/01/47	131,237	133,305
4.000%, 09/01/40	1,054,677	1,094,002
4.000%, 11/01/40	242,489	251,527
4.000%, 12/01/40	558,336	579,136
4.000%, 02/01/41	649,603	674,065
4.000%, 06/01/41	638,741	662,432
4.000%, 11/01/41	215,143	223,169
4.000%, 01/01/42	1,548,779	1,606,557
4.000%, 04/01/42	201,219	208,723
4.000%, 10/01/42	171,525	177,922
4.000%, 12/01/42	189,385	196,444
4.000%, 01/01/43	313,968	326,309

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 04/01/43	56,664	58,775
4.000%, 05/01/43	631,697	657,243
4.000%, 06/01/43	282,477	293,000
4.000%, 07/01/43	257,105	266,373
4.000%, 01/01/44	117,575	122,828
4.000%, 04/01/44	129,197	134,011
4.000%, 05/01/44	472,785	490,396
4.000%, 11/01/44	230,050	237,950
4.000%, 02/01/45	363,366	379,605
4.000%, 06/01/47	1,005,108	1,038,846
4.500%, 08/01/33	123,435	130,338
4.500%, 03/01/34	374,149	395,588
4.500%, 01/01/40	138,271	146,120
4.500%, 08/01/40	32,306	34,157
4.500%, 02/01/41	234,313	247,738
4.500%, 04/01/41	391,585	414,021
4.500%, 11/01/42	123,089	130,090
4.500%, 01/01/43	287,476	303,938
4.500%, 04/01/44	1,667,440	1,762,909
4.500%, 06/01/44	167,328	176,905
5.000%, 11/01/33	73,873	79,487
5.000%, 03/01/34	60,835	65,574
5.000%, 05/01/34	25,570	27,512
5.000%, 08/01/34	25,513	27,449
5.000%, 09/01/34	95,578	102,844
5.000%, 06/01/35	63,679	68,474
5.000%, 07/01/35	196,399	211,214
5.000%, 08/01/35	61,923	66,643
5.000%, 09/01/35	42,629	45,882
5.000%, 10/01/35	171,018	184,035
5.000%, 07/01/39	177,466	191,752
5.000%, 10/01/39	105,133	113,293
5.000%, 11/01/39	52,404	56,619
5.000%, 11/01/40	72,475	77,888
5.000%, 01/01/41	6,122	6,471
5.000%, 03/01/41	45,786	49,391
5.500%, 02/01/33	30,886	33,957
5.500%, 05/01/33	4,308	4,617
5.500%, 06/01/33	129,093	141,744
5.500%, 07/01/33	117,339	128,635
5.500%, 11/01/33	72,067	79,029
5.500%, 12/01/33	11,459	12,229
5.500%, 01/01/34	90,617	97,761
5.500%, 02/01/34	106,428	116,110
5.500%, 03/01/34	30,905	33,985
5.500%, 04/01/34	40,067	42,860
5.500%, 05/01/34	228,763	252,420
5.500%, 06/01/34	269,968	296,493
5.500%, 07/01/34	92,335	100,184
5.500%, 09/01/34	232,541	250,234
5.500%, 10/01/34	335,472	365,597
5.500%, 11/01/34	396,141	428,650
5.500%, 12/01/34	224,283	246,344
5.500%, 01/01/35	266,243	292,573
5.500%, 02/01/35	6,587	7,030

BHFTII-226

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 04/01/35	45,867	$50,405
5.500%, 07/01/35	16,645	17,764
5.500%, 08/01/35	7,527	8,033
5.500%, 09/01/35	153,293	168,517
6.000%, 02/01/32	65,595	71,217
6.000%, 03/01/34	21,632	24,046
6.000%, 04/01/34	168,084	184,704
6.000%, 06/01/34	179,818	198,565
6.000%, 07/01/34	154,202	169,436
6.000%, 08/01/34	199,243	218,196
6.000%, 10/01/34	134,447	147,359
6.000%, 11/01/34	31,518	34,249
6.000%, 12/01/34	8,293	8,939
6.000%, 08/01/35	24,924	26,947
6.000%, 09/01/35	37,385	41,740
6.000%, 10/01/35	60,282	66,136
6.000%, 11/01/35	8,834	9,522
6.000%, 12/01/35	75,174	82,941
6.000%, 02/01/36	71,827	78,240
6.000%, 04/01/36	54,671	59,467
6.000%, 06/01/36	8,373	9,347
6.000%, 07/01/37	90,273	99,681
6.500%, 06/01/31	25,233	28,513
6.500%, 07/01/31	3,778	4,172
6.500%, 09/01/31	23,311	25,745
6.500%, 02/01/32	13,788	15,535
6.500%, 07/01/32	67,005	75,743
6.500%, 08/01/32	50,897	57,829
6.500%, 01/01/33	29,493	33,390
6.500%, 04/01/34	46,265	51,645
6.500%, 06/01/34	21,557	23,808
6.500%, 08/01/34	15,044	16,615
6.500%, 04/01/36	11,561	12,769
6.500%, 05/01/36	36,040	39,805
6.500%, 02/01/37	64,890	72,717
6.500%, 05/01/37	30,829	34,049
6.500%, 07/01/37	40,991	45,272
Fannie Mae Multifamily REMIC Trust (CMO) 2.821%, 1M LIBOR + 0.340%, 04/25/20 (c)	10,493	10,479
Fannie Mae Pool
2.280%, 11/01/26	153,370	149,262
2.410%, 05/01/23	89,200	89,095
2.550%, 05/01/23	143,181	143,760
2.700%, 07/01/25	121,000	121,091
4.600%, 09/01/19	123,396	123,962
5.000%, 03/01/26	82,169	91,185
Fannie Mae REMICS (CMO)
2.000%, 10/25/40	84,392	83,215
2.000%, 05/25/44	176,314	172,633
2.000%, 02/25/46	191,046	184,451
2.000%, 04/25/46	151,384	145,811
3.500%, 05/25/25	220,031	225,332
4.000%, 10/25/40	100,416	104,904
5.000%, 03/25/25	43,141	44,916

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae-ACES (CMO) 2.597%, 12/25/26 (c)	511,000	500,972
Freddie Mac 15 Yr. Gold Pool
4.500%, 08/01/19	199	203
4.500%, 02/01/20	4,171	4,245
4.500%, 08/01/24	131,686	135,720
5.500%, 06/01/19	176	176
5.500%, 08/01/19	121	121
5.500%, 02/01/20	550	551
6.000%, 08/01/19	2,230	2,231
6.000%, 09/01/19	829	829
6.000%, 11/01/19	1,431	1,433
6.000%, 05/01/21	4,950	5,013
6.000%, 10/01/21	16,809	17,064
Freddie Mac 20 Yr. Gold Pool
3.000%, 01/01/38	815,602	820,943
3.500%, 11/01/37	539,791	552,580
3.500%, 05/01/38	162,889	166,446
4.000%, 08/01/37	108,164	112,481
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/42	523,479	523,992
3.000%, 04/01/43	1,151,701	1,152,831
3.000%, 05/01/43	1,002,970	1,003,954
3.000%, 05/01/46	504,203	504,385
3.000%, 10/01/46	955,958	954,527
3.000%, 11/01/46	1,847,079	1,843,391
3.000%, 03/01/48	189,226	188,496
3.500%, 02/01/42	471,017	481,440
3.500%, 04/01/42	323,766	332,049
3.500%, 12/01/42	781,716	800,568
3.500%, 04/01/43	226,697	232,163
3.500%, 07/01/43	46,117	47,123
3.500%, 08/01/43	488,463	498,769
3.500%, 12/01/45	495,282	504,276
3.500%, 11/01/46	402,336	409,144
3.500%, 12/01/46	1,921,877	1,954,369
3.500%, 01/01/47	1,337,892	1,360,464
4.000%, 11/01/40	581,405	603,566
4.000%, 01/01/41	1,219,916	1,266,403
4.000%, 04/01/44	387,077	400,555
4.000%, 08/01/47	1,132,146	1,169,002
4.500%, 04/01/35	33,658	35,630
4.500%, 07/01/39	190,814	202,062
4.500%, 09/01/39	107,590	113,930
4.500%, 10/01/39	61,922	65,571
4.500%, 12/01/39	94,671	100,257
4.500%, 05/01/42	170,152	180,185
5.000%, 09/01/33	144,843	156,105
5.000%, 03/01/34	29,692	32,202
5.000%, 04/01/34	25,930	27,941
5.000%, 08/01/35	33,341	35,912
5.000%, 10/01/35	73,018	78,962
5.000%, 11/01/35	59,341	63,916
5.000%, 12/01/36	40,128	43,245
5.000%, 07/01/39	297,005	320,631
5.500%, 12/01/33	180,380	200,572

BHFTII-227

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.500%, 01/01/34	116,489	$128,063
5.500%, 04/01/34	16,450	17,616
5.500%, 11/01/34	23,067	25,305
5.500%, 12/01/34	8,700	9,317
5.500%, 05/01/35	24,158	25,962
5.500%, 09/01/35	31,208	33,735
5.500%, 10/01/35	41,451	45,047
6.000%, 04/01/34	93,150	102,477
6.000%, 07/01/34	25,819	28,114
6.000%, 08/01/34	182,575	200,938
6.000%, 09/01/34	2,456	2,658
6.000%, 07/01/35	31,406	34,615
6.000%, 08/01/35	38,602	42,568
6.000%, 11/01/35	55,010	60,492
6.000%, 03/01/36	20,789	22,501
6.000%, 10/01/36	33,306	36,629
6.000%, 03/01/37	7,404	8,014
6.000%, 05/01/37	56,720	62,329
6.000%, 06/01/37	35,172	38,736
6.500%, 05/01/34	12,094	13,391
6.500%, 06/01/34	58,944	65,492
6.500%, 08/01/34	49,290	54,576
6.500%, 10/01/34	56,522	64,685
6.500%, 11/01/34	41,505	45,957
6.500%, 05/01/37	59,479	67,903
6.500%, 07/01/37	57,583	65,262
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
0.197%, 11/25/27 (c) (d)	5,207,000	93,656
0.240%, 12/25/27 (c) (d)	3,235,000	70,516
0.275%, 11/25/24 (c) (d)	4,908,000	78,788
0.279%, 09/25/27 (c) (d)	3,341,000	80,257
0.288%, 12/25/27 (c) (d)	3,579,000	89,411
0.292%, 11/25/27 (c) (d)	3,690,619	83,380
0.312%, 11/25/32 (c) (d)	2,838,116	89,437
0.315%, 08/25/24 (c) (d)	4,897,000	90,321
0.327%, 11/25/27 (c) (d)	3,359,369	87,095
0.330%, 08/25/27 (c) (d)	3,107,000	85,648
0.366%, 10/25/24 (c) (d)	6,502,103	112,758
0.369%, 09/25/27 (c) (d)	2,758,010	78,398
0.370%, 12/25/27 (c) (d)	5,730,895	164,781
0.415%, 08/25/24 (c) (d)	8,944,076	172,107
0.436%, 08/25/27 (c) (d)	2,145,940	68,851
0.504%, 07/25/24 (c) (d)	4,483,000	118,455
0.578%, 07/25/27 (c) (d)	3,877,898	163,539
0.610%, 07/25/24 (c) (d)	1,627,487	44,297
0.636%, 06/25/27 (c) (d)	4,356,000	214,481
0.753%, 06/25/27 (c) (d)	1,478,510	77,649
0.882%, 04/25/24 (c) (d)	1,966,896	70,506
1.869%, 11/25/19	285,416	283,844
2.456%, 08/25/19	148,999	148,633
2.510%, 11/25/22	489,000	488,285
2.670%, 12/25/24	507,000	506,523
2.673%, 03/25/26	676,000	672,386
2.716%, 06/25/22	346,271	347,629
2.791%, 01/25/22	474,000	476,346

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
3.010%, 07/25/25	134,000	136,153
3.060%, 07/25/23 (c)	219,000	222,970
3.064%, 08/25/24 (c)	255,000	260,040
3.111%, 02/25/23	695,000	708,523
3.117%, 06/25/27	354,000	360,075
3.151%, 11/25/25	317,000	324,632
3.171%, 10/25/24	424,000	434,564
3.187%, 09/25/27 (c)	242,000	247,057
3.224%, 03/25/27	334,000	342,425
3.244%, 08/25/27	920,000	943,707
3.250%, 04/25/23 (c)	803,000	823,032
3.320%, 02/25/23 (c)	227,000	233,203
3.413%, 12/25/26	248,000	257,595
3.430%, 01/25/27 (c)	242,707	252,367
3.458%, 08/25/23 (c)	835,000	862,562
3.650%, 02/25/28 (c)	285,000	300,759
3.900%, 04/25/28	528,000	567,712
Freddie Mac REMICS 3.000%, 07/15/39	92,840	93,368
Ginnie Mae I 30 Yr. Pool
3.500%, 12/15/41	325,947	334,780
3.500%, 02/15/42	102,594	105,358
4.500%, 09/15/33	70,570	74,090
4.500%, 11/15/39	207,797	218,643
4.500%, 03/15/40	236,982	251,681
4.500%, 04/15/40	248,885	261,900
4.500%, 06/15/40	102,863	108,617
5.000%, 03/15/34	24,011	25,779
5.000%, 06/15/34	56,630	60,814
5.000%, 12/15/34	26,029	27,951
5.000%, 06/15/35	6,944	7,249
5.500%, 11/15/32	126,824	136,283
5.500%, 08/15/33	199,887	219,386
5.500%, 12/15/33	104,722	115,183
5.500%, 09/15/34	92,836	102,094
5.500%, 10/15/35	11,355	12,192
6.000%, 12/15/28	26,366	28,978
6.000%, 12/15/31	26,164	29,414
6.000%, 03/15/32	1,074	1,157
6.000%, 10/15/32	129,756	145,892
6.000%, 01/15/33	29,960	32,356
6.000%, 02/15/33	1,452	1,585
6.000%, 04/15/33	129,603	145,711
6.000%, 08/15/33	992	1,069
6.000%, 07/15/34	72,364	80,543
6.000%, 09/15/34	24,593	26,505
6.000%, 01/15/38	99,084	108,533
Ginnie Mae II 30 Yr. Pool
3.000%, 11/20/47	2,297,065	2,308,764
3.000%, 01/20/48	3,609,688	3,628,072
3.000%, 02/20/48	175,806	176,702
3.000%, 03/20/48	673,265	676,694
3.000%, 04/20/48	617,293	620,437
3.500%, 06/20/43	587,575	602,523
3.500%, 07/20/43	744,123	763,056

BHFTII-228

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.500%, 11/20/47	190,917	$195,238
3.500%, 03/20/48	2,391,092	2,444,839
4.000%, 01/20/41	711,036	740,626
4.000%, 02/20/41	176,712	184,060
4.000%, 04/20/41	136,257	141,936
4.000%, 02/20/42	180,962	188,498
4.000%, TBA (e)	900,000	929,566
4.500%, 07/20/33	14,363	15,045
4.500%, 09/20/33	7,917	8,292
4.500%, 12/20/34	5,066	5,295
4.500%, 03/20/35	32,917	34,479
4.500%, 01/20/41	182,848	192,533
4.500%, 01/20/49	323,773	336,621
4.500%, TBA (e)	750,000	778,839
5.000%, 07/20/33	25,915	27,711
5.000%, TBA (e)	425,000	443,984
6.000%, 01/20/35	32,227	36,413
6.000%, 02/20/35	16,416	18,548
6.000%, 04/20/35	28,752	32,502
Government National Mortgage Association (CMO)
0.660%, 02/16/59 (c) (d)	2,351,714	140,584
2.500%, 07/20/32	125,000	118,646

		91,690,369

U.S. Treasury—11.0%
U.S. Treasury Bonds
2.500%, 02/15/45	68,000	64,303
2.875%, 05/15/43	12,584,700	12,804,441
2.875%, 11/15/46	5,439,000	5,518,885
3.000%, 02/15/48	2,760,000	2,862,530
3.500%, 02/15/39	2,390,000	2,712,837
4.500%, 02/15/36 (a)	179,000	226,987
4.500%, 08/15/39	743,000	961,140
5.000%, 05/15/37 (a)	232,000	314,061
5.250%, 02/15/29	16,000	19,974
5.375%, 02/15/31	276,000	359,102
6.250%, 08/15/23	80,000	93,272
U.S. Treasury Notes
1.750%, 11/30/21	28,134,000	27,780,127
1.750%, 09/30/22	907,000	892,509
2.000%, 11/15/26	1,875,000	1,830,615
2.250%, 08/15/27	733,000	726,615
2.500%, 08/15/23	11,017,000	11,140,511
3.125%, 05/15/21	3,504,000	3,564,499
3.500%, 05/15/20	13,096,000	13,255,607

		85,128,015

Total U.S. Treasury & Government Agencies (Cost $175,895,450)		176,818,384

Corporate Bonds & Notes—11.6%

Aerospace/Defense—0.2%
L3 Technologies, Inc. 3.850%, 06/15/23	862,000	888,763

Aerospace/Defense—(Continued)
United Technologies Corp. 4.125%, 11/16/28	562,000	585,717

		1,474,480

Agriculture—0.1%
Altria Group, Inc.
4.400%, 02/14/26	149,000	153,466
4.800%, 02/14/29	380,000	392,116

		545,582

Auto Manufacturers—0.2%
General Motors Co.
5.150%, 04/01/38	235,000	215,058
6.750%, 04/01/46	374,000	389,961
General Motors Financial Co., Inc.
3.200%, 07/06/21	776,000	772,738
4.350%, 04/09/25	360,000	358,668

		1,736,425

Auto Parts & Equipment—0.1%
Lear Corp. 3.800%, 09/15/27	801,000	768,181

Banks—2.3%
ABN AMRO Bank NV 4.800%, 04/18/26 (144A)	800,000	834,659
Banco de Credito del Peru 5.375%, 09/16/20	835,000	861,102
Bank of America Corp.
3.004%, 3M LIBOR + 0.790%, 12/20/23 (c)	510,000	508,663
3.366%, 3M LIBOR + 0.810%, 01/23/26 (c)	591,000	591,811
3.500%, 04/19/26	583,000	589,386
4.100%, 07/24/23	1,270,000	1,328,485
4.125%, 01/22/24	1,357,000	1,422,050
BBVA Bancomer S.A. 6.750%, 09/30/22 (144A) (a)	810,000	873,917
Goldman Sachs Group, Inc. (The) 3.850%, 01/26/27	616,000	618,859
JPMorgan Chase & Co.
3.200%, 01/25/23	1,756,000	1,780,891
3.782%, 3M LIBOR + 1.337%, 02/01/28 (c)	1,362,000	1,388,635
3.897%, 3M LIBOR + 1.220%, 01/23/49 (c)	400,000	387,453
KFW 4.875%, 06/17/19	1,290,000	1,295,857
Morgan Stanley
3.125%, 01/23/23	132,000	132,458
3.625%, 01/20/27	1,695,000	1,699,091
3.875%, 04/29/24	557,000	573,200
4.000%, 07/23/25	396,000	407,837
Royal Bank of Scotland Group plc 3.875%, 09/12/23	1,128,000	1,133,090
UBS Group Funding Switzerland AG
3.491%, 05/23/23 (144A)	700,000	703,586
4.253%, 03/23/28 (144A) (a)	200,000	208,161

BHFTII-229

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co. 3.750%, 01/24/24	542,000	$557,959

		17,897,150

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc. 8.000%, 11/15/39	706,000	968,775
Constellation Brands, Inc. 3.500%, 05/09/27 (a)	1,077,000	1,052,405

		2,021,180

Building Materials—0.2%
CRH America Finance, Inc. 4.500%, 04/04/48 (144A)	362,000	336,025
Martin Marietta Materials, Inc. 3.500%, 12/15/27 (a)	297,000	286,436
Masco Corp. 4.375%, 04/01/26	623,000	634,051

		1,256,512

Chemicals—0.1%
SASOL Financing USA LLC 5.875%, 03/27/24	502,000	532,645
Sherwin-Williams Co. (The) 4.500%, 06/01/47	402,000	396,842

		929,487

Commercial Services—0.3%
ERAC USA Finance LLC 7.000%, 10/15/37 (144A) (a)	747,000	958,133
Experian Finance plc 4.250%, 02/01/29 (144A)	533,000	551,139
IHS Markit, Ltd.
4.000%, 03/01/26 (144A) (a)	696,000	695,304
Verisk Analytices, Inc. 4.125%, 03/15/29 (a)	429,000	440,281

		2,644,857

Computers—0.3%
Apple, Inc.
2.850%, 02/23/23	1,176,000	1,186,642
3.350%, 02/09/27	397,000	405,286
3.850%, 05/04/43	370,000	374,334
Dell International LLC / EMC Corp. 4.900%, 10/01/26 (144A) (a) (f)	583,000	593,693

		2,559,955

Diversified Financial Services—0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.650%, 07/21/27	520,000	486,166
4.875%, 01/16/24	150,000	156,002
Capital One Financial Corp. 3.750%, 03/09/27	820,000	807,276

Diversified Financial Services—(Continued)
Charles Schwab Corp. (The) 3.200%, 01/25/28 (a)	891,000	890,331
E*TRADE Financial Corp.
2.950%, 08/24/22	338,000	337,350
3.800%, 08/24/27 (a)	338,000	328,452
4.500%, 06/20/28	348,000	353,840
Intercontinental Exchange, Inc.
2.350%, 09/15/22	487,000	479,587
2.750%, 12/01/20	301,000	301,373
4.000%, 10/15/23	832,000	873,293
Raymond James Financial, Inc. 4.950%, 07/15/46	778,000	824,333
Visa, Inc. 3.150%, 12/14/25	983,000	1,000,316

		6,838,319

Electric—0.9%
Berkshire Hathaway Energy Co. 3.750%, 11/15/23 (a)	440,000	457,621
Duke Energy Corp. 2.650%, 09/01/26	131,000	124,838
Enel Finance International NV 4.875%, 06/14/29 (144A)	696,000	725,855
Exelon Corp. 3.400%, 04/15/26	1,137,000	1,136,372
Jersey Central Power & Light Co. 4.300%, 01/15/26 (144A) (f)	474,000	493,795
Oncor Electric Delivery Co. LLC 5.750%, 03/15/29	795,000	950,582
PPL Capital Funding, Inc.
3.400%, 06/01/23	880,000	886,347
5.000%, 03/15/44	296,000	323,510
Progress Energy, Inc. 3.150%, 04/01/22	1,083,000	1,090,924
Southern California Edison Co.
4.875%, 03/01/49 (a)	251,000	265,649
State Grid Overseas Investment, Ltd. 2.750%, 05/07/19 (144A) (f)	778,000	778,138

		7,233,631

Environmental Control—0.1%
Republic Services, Inc. 3.950%, 05/15/28 (a)	446,000	467,432

Food—0.2%
Conagra Brands, Inc.
5.300%, 11/01/38	155,000	157,482
5.400%, 11/01/48 (a)	231,000	232,614
Danone S.A. 2.947%, 11/02/26 (144A)	1,133,000	1,086,937
Kraft Heinz Foods Co. 5.000%, 07/15/35 (a)	254,000	249,699

		1,726,732

BHFTII-230

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Forest Products & Paper—0.1%
Suzano Austria GmbH 6.000%, 01/15/29 (144A)	520,000	$553,909

Gas—0.0%
NiSource, Inc. 5.650%, 02/01/45	176,000	204,854

Healthcare-Products—0.7%
Abbott Laboratories 4.900%, 11/30/46	749,000	866,017
Becton Dickinson & Co.
3.125%, 11/08/21	344,000	345,471
4.669%, 06/06/47	729,000	764,431
Boston Scientific Corp. 3.750%, 03/01/26	220,000	224,529
Medtronic, Inc. 4.375%, 03/15/35	446,000	487,324
Thermo Fisher Scientific, Inc.
2.950%, 09/19/26	851,000	820,767
3.200%, 08/15/27	867,000	848,680
Zimmer Biomet Holdings, Inc.
3.375%, 3M LIBOR + 0.750%, 03/19/21 (c)	313,000	311,944
3.550%, 04/01/25	955,000	942,380

		5,611,543

Healthcare-Services—0.2%
Laboratory Corp. of America Holdings
3.200%, 02/01/22	213,000	214,609
3.250%, 09/01/24	558,000	553,904
4.700%, 02/01/45	267,000	260,689
Northwell Healthcare, Inc.
3.979%, 11/01/46	57,000	55,203
4.260%, 11/01/47	456,000	460,810

		1,545,215

Home Furnishings—0.1%
Whirlpool Corp. 4.750%, 02/26/29	596,000	611,466

Household Products/Wares—0.2%
Reckitt Benckiser Treasury Services plc
2.750%, 06/26/24 (144A)	348,000	342,175
3.625%, 09/21/23 (144A)	1,070,000	1,094,547

		1,436,722

Insurance—0.5%
American International Group, Inc.
4.125%, 02/15/24	750,000	774,387
4.875%, 06/01/22	1,292,000	1,367,295
Berkshire Hathaway, Inc. 3.125%, 03/15/26 (a)	390,000	394,286
Liberty Mutual Group, Inc. 4.850%, 08/01/44 (144A)	484,000	496,044

Insurance—(Continued)
Marsh & McLennan Cos., Inc.
4.750%, 03/15/39	298,000	322,983
4.800%, 07/15/21	920,000	956,780

		4,311,775

Internet—0.2%
Booking Holdings, Inc. 2.750%, 03/15/23	1,315,000	1,309,030

Investment Company Security—0.2%
Temasek Financial I, Ltd. 2.375%, 01/23/23 (144A)	1,790,000	1,770,832

Lodging—0.1%
Marriott International, Inc. 4.000%, 04/15/28	698,000	707,173

Machinery-Diversified—0.2%
CNH Industrial Capital LLC 4.200%, 01/15/24	675,000	693,116
Roper Technologies, Inc. 4.200%, 09/15/28	281,000	291,543
Wabtec Corp. 4.950%, 09/15/28	648,000	657,394

		1,642,053

Media—0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 07/23/25	523,000	551,505
Fox Corp. 4.030%, 01/25/24 (144A)	835,000	866,463
Time Warner Entertainment Co. L.P. 8.375%, 07/15/33	1,240,000	1,618,546

		3,036,514

Mining—0.1%
Glencore Funding LLC
4.000%, 03/27/27 (144A) (a)	164,000	159,279
4.125%, 05/30/23 (144A)	684,000	696,688

		855,967

Oil & Gas—0.6%
BP Capital Markets America, Inc. 3.410%, 02/11/26	883,000	901,705
BP Capital Markets plc 4.500%, 10/01/20 (a)	306,000	314,054
Eni S.p.A. 4.750%, 09/12/28 (144A)	617,000	640,941
Equinor ASA 7.750%, 06/15/23	100,000	118,958
Marathon Petroleum Corp.
3.625%, 09/15/24	858,000	866,082
4.750%, 09/15/44	583,000	581,426

BHFTII-231

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Valero Energy Corp. 4.900%, 03/15/45	896,000	$946,611

		4,369,777

Pharmaceuticals—0.1%
Cigna Corp. 4.125%, 11/15/25 (144A)	823,000	852,075

Pipelines—0.6%
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A)	1,228,000	1,254,232
4.250%, 07/15/27 (144A)	93,000	94,320
Kinder Morgan Energy Partners L.P. 4.150%, 02/01/24	691,000	715,863
MPLX L.P. 4.500%, 04/15/38	297,000	282,789
ONEOK, Inc. 4.950%, 07/13/47	869,000	858,062
Sabine Pass Liquefaction LLC 5.000%, 03/15/27 (a)	1,100,000	1,166,107

		4,371,373

Real Estate Investment Trusts—0.3%
American Tower Corp.
3.000%, 06/15/23	415,000	413,777
3.600%, 01/15/28	415,000	409,385
Crown Castle International Corp. 3.650%, 09/01/27 (a)	1,014,000	997,972
GLP Capital L.P. / GLP Financing II, Inc. 5.300%, 01/15/29	574,000	602,803

		2,423,937

Retail—0.3%
Best Buy Co., Inc. 4.450%, 10/01/28	793,000	803,888
Dollar Tree, Inc.
4.000%, 05/15/25	349,000	353,006
4.200%, 05/15/28	148,000	147,614
Home Depot, Inc. (The) 3.900%, 06/15/47	471,000	477,364
Tapestry, Inc. 4.125%, 07/15/27	572,000	546,916

		2,328,788

Semiconductors—0.2%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.500%, 01/15/28	984,000	906,393
3.875%, 01/15/27	348,000	332,683
Broadcom, Inc. 4.250%, 04/15/26 (144A)	495,000	491,342

		1,730,418

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 3.483%, 12/01/27	250,000	244,475

Software—0.2%
Fidelity National Information Services, Inc.
4.500%, 08/15/46	210,000	198,987
4.750%, 05/15/48	498,000	494,089
Microsoft Corp. 4.250%, 02/06/47	743,000	829,922

		1,522,998

Telecommunications—0.1%
AT&T, Inc. 5.450%, 03/01/47 (a)	548,000	586,483

Total Corporate Bonds & Notes (Cost $88,670,009)		90,127,300

Asset-Backed Securities—2.2%

Asset-Backed - Automobile—0.4%
Avis Budget Rental Car Funding AESOP LLC 3.450%, 03/20/23 (144A) (f)	1,220,000	1,232,922
Chesapeake Funding II LLC
3.040%, 04/15/30 (144A)	471,553	473,063
3.484%, 1M LIBOR + 1.000%, 06/15/28 (144A) (c) (f)	317,902	318,402
Ford Credit Auto Owner Trust
2.260%, 11/15/25 (144A)	550,000	549,727
2.310%, 04/15/26 (144A)	425,000	423,839

		2,997,953

Asset-Backed - Home Equity—0.1%
Bayview Financial Revolving Asset Trust 4.096%, 1M LIBOR + 1.600%, 12/28/40 (144A) (c) (f)	440,552	413,836
GMAC Home Equity Loan Trust 5.805%, 10/25/36 (c)	118,827	124,462
Home Equity Loan Trust 5.320%, 12/25/35 (c)	213,463	207,284

		745,582

Asset-Backed - Other—1.7%
A Voce CLO, Ltd. 3.947%, 3M LIBOR + 1.160%, 07/15/26 (144A) (c)	916,211	916,345
ALM, Ltd.
2.604%, 3M LIBOR + 1.250%, 10/18/27 (144A) (c) (f)	849,000	839,672
4.187%, 3M LIBOR + 1.400%, 10/15/27 (144A) (c) (f)	1,395,000	1,390,879
American Tower Trust I 3.070%, 03/15/48 (144A)	1,000,000	997,564
Cutwater, Ltd. 4.007%, 3M LIBOR + 1.220%, 01/15/29 (144A) (c)	1,395,000	1,389,124
Dryden 55 CLO, Ltd. 3.807%, 3M LIBOR + 1.020%, 04/15/31 (144A) (c)	1,430,000	1,413,286
Dryden Senior Loan Fund 3.687%, 3M LIBOR + 0.900%, 04/15/29 (144A) (c) (f)	663,000	656,477

BHFTII-232

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Figueroa CLO, Ltd. 4.287%, 3M LIBOR + 1.500%, 01/15/27 (144A) (c)	420,000	$416,728
Fort Credit LLC 4.117%, 10/21/23 (144A)	518,500	518,499
KREF, Ltd. 3.584%, 1M LIBOR + 1.100%, 06/15/36 (144A) (c)	691,000	691,108
Mountain Hawk CLO, Ltd. 4.580%, 3M LIBOR + 1.800%, 04/18/25 (144A) (c)	1,463,576	1,462,650
Navistar Financial Dealer Note Master Trust 3.116%, 1M LIBOR + 0.630%, 09/25/23 (144A) (c) (f)	808,000	809,203
Neuberger Berman CLO, Ltd. 3.587%, 3M LIBOR + 0.800%, 01/15/28 (144A) (c) (f)	600,000	594,920
Oaktree CLO, Ltd. 4.111%, 3M LIBOR + 1.350%, 10/20/27 (144A) (c)	254,518	250,523
Small Business Administration Participation Certificates
4.350%, 07/01/23	85,065	87,318
4.770%, 04/01/24	6,596	6,766
4.950%, 03/01/25	36,249	37,457
4.990%, 09/01/24	20,304	21,015
5.110%, 08/01/25	50,713	52,456
5.180%, 05/01/24	9,843	10,107
5.520%, 06/01/24	22,983	23,848
Sound Point CLO, Ltd. 3.651%, 3M LIBOR + 0.890%, 01/20/28 (144A) (c)	365,000	361,878

		12,947,823

Total Asset-Backed Securities (Cost $16,746,020)		16,691,358

Mortgage-Backed Securities—1.7%

Commercial Mortgage-Backed Securities—1.7%
AREIT Trust 3.464%, 1M LIBOR + 0.980%, 11/14/35 (144A) (c) (f)	1,380,298	1,378,850
Bancorp Commercial Mortgage Trust 3.384%, 1M LIBOR + 0.900%, 09/15/35 (144A) (c) (f)	980,351	977,806
BANK 3.714%, 04/15/52	875,000	904,330
BDS, Ltd. 3.884%, 1M LIBOR + 1.400%, 08/15/35 (144A) (c) (f)	1,322,500	1,320,020
Commercial Mortgage Trust 3.708%, 07/10/48	1,300,833	1,346,781
CSAIL Commercial Mortgage Trust 3.504%, 06/15/57	738,578	755,719
GS Mortgage Securities Corp. II 3.382%, 05/10/50	1,387,991	1,419,468
JPMBB Commercial Mortgage Securities Trust
3.227%, 10/15/48	1,036,740	1,046,285
3.494%, 01/15/48	1,590,000	1,627,730
Morgan Stanley Bank of America Merrill Lynch Trust
3.536%, 11/15/52	519,442	530,645
Morgan Stanley Capital Trust 3.530%, 06/15/50	470,148	480,675

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Commercial Mortgage Trust 3.540%, 05/15/48	1,410,327	1,443,715

Total Mortgage-Backed Securities (Cost $13,277,369)		13,232,024

Convertible Preferred Stocks—0.4%

Electric Utilities—0.1%
NextEra Energy, Inc. 6.123%, 09/01/19	6,834	422,751

Healthcare-Products—0.1%
Danaher Corp. 4.750%, 04/15/22 (b)	418	440,150

Multi-Utilities—0.2%
CenterPoint Energy, Inc. 7.000%, 09/01/21	34,392	1,817,273

Total Convertible Preferred Stocks (Cost $2,585,713)		2,680,174

Municipals—0.2%
New Jersey State Turnpike Authority, Build America Bond 7.414%, 01/01/40 (Cost $1,092,733)	1,050,000	1,577,121

Short-Term Investment—1.0%

Discount Note—1.0%
Federal Home Loan Bank Zero Coupon, 04/01/19	7,933,000	7,933,000

Total Short-Term Investments (Cost $7,933,000)		7,933,000

Securities Lending Reinvestments (g)—8.0%

Certificates of Deposit—1.5%
BNP Paribas S.A. New York
2.784%, 3M LIBOR + 0.050%, 11/06/19 (c)	1,000,000	1,000,000
2.790%, 1M LIBOR + 0.300%, 06/04/19 (c)	2,000,000	2,000,740
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 06/21/19	1,986,648	1,988,244
Natixis New York 2.788%, 3M LIBOR + 0.090%, 05/10/19 (c)	1,000,000	1,000,214
Nordea Bank New York 2.750%, 06/17/19	1,000,000	1,000,378
Shizuoka Bank, Ltd. 2.600%, 05/07/19	1,000,000	1,000,045
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (c)	1,500,000	1,500,057

BHFTII-233

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/08/19	986,362	$990,280
Wells Fargo Bank N.A. 2.939%, 3M LIBOR + 0.140%, 07/11/19 (c)	1,000,000	999,922

		11,479,880

Commercial Paper—0.5%
Bank of China, Ltd. 2.890%, 04/17/19	992,775	998,579
Fairway Finance Corp. 2.600%, 05/07/19	993,356	997,223
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (c)	1,000,000	1,000,000
Westpac Banking Corp. 2.766%, 1M LIBOR + 0.280%, 05/24/19 (c)	1,000,000	1,000,427

		3,996,229

Repurchase Agreements—3.9%
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $50,136; collateralized by various Common Stock with an aggregate market value of $55,000.	50,000	50,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $1,000,203; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $1,020,001.	1,000,000	1,000,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $1,000,233; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $1,020,001.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $1,000,208; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $2,000,458; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $1,271,886; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $1,297,051.	1,271,619	1,271,619

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $3,152,171; collateralized by various Common Stock with an aggregate market value of $3,300,002.	3,000,000	3,000,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $1,108,473; collateralized by various Common Stock with an aggregate market value of $1,210,000.	1,100,000	1,100,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $1,310,301; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $1,392,763.	1,300,000	1,300,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $1,000,506; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $1,082,964.	1,000,000	1,000,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $1,500,758; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $1,624,446.	1,500,000	1,500,000
Nomura Securities International, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $4,000,850; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/11/19 - 11/15/48, and an aggregate market value of $4,080,000.	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $4,106,257; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $4,448,807.	4,000,000	4,000,000
Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $6,121,317; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $6,673,210.	6,000,000	6,000,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $1,700,840; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,890,743.	1,700,000	1,700,000

BHFTII-234

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $600,296; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $667,321.	600,000	$600,000

		30,521,619

Time Deposits—2.1%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	2,000,000	2,000,000
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	3,000,000	3,000,000
DZ Bank AG New York 2.430%, 04/01/19	2,000,000	2,000,000
Natixis New York 2.400%, 04/01/19	2,000,000	2,000,000
Nordea Bank New York 2.350%, 04/01/19	1,000,000	1,000,000
Skandi New York 2.380%, 04/01/19	3,000,000	3,000,000
Svenska, New York 2.360%, 04/01/19	3,000,000	3,000,000

		16,000,000

Total Securities Lending Reinvestments (Cost $61,996,259)		61,997,728

Total Investments—107.8% (Cost $728,402,191)		834,645,723
Other assets and liabilities (net)—(7.8)%		(60,328,650)

Net Assets—100.0%		$774,317,073

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $60,755,447 and the collateral received consisted of cash in the amount of $61,980,759. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Interest only security.
(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(f)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2019, the market value of restricted securities was $11,798,613, which is 1.5% of net assets. See details shown in the Restricted Securities table that follows.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $37,949,510, which is 4.9% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
ALM, Ltd., 2.604%, 10/18/27	10/04/17	$849,000	$849,000	$839,672
ALM, Ltd., 4.187%, 10/15/27	09/21/18	1,395,000	1,395,000	1,390,879
AREIT Trust, 3.464%, 11/14/35	10/30/18	1,380,298	1,380,298	1,378,850
Avis Budget Rental Car Funding AESOP LLC, 3.450%, 03/20/23	02/13/19	1,220,000	1,219,830	1,232,922
BDS, Ltd., 3.884%, 08/15/35	07/25/18	1,322,500	1,323,456	1,320,020
Bancorp Commercial Mortgage Trust, 3.384%, 09/15/35	09/17/18	980,351	980,351	977,806
Bayview Financial Revolving Asset Trust, 4.096%, 12/28/40	03/01/06	440,552	440,551	413,836
Chesapeake Funding II LLC, 3.484%, 06/15/28	06/14/16	317,902	317,902	318,402
Dell International LLC / EMC Corp., 4.900%, 10/01/26	03/20/19	583,000	581,507	593,693
Dryden Senior Loan Fund, 3.687%, 04/15/29	04/09/18	663,000	663,000	656,477
Jersey Central Power & Light Co., 4.300%, 01/15/26	02/08/19	474,000	480,973	493,795
Navistar Financial Dealer Note Master Trust, 3.116%, 09/25/23	09/17/18	808,000	808,000	809,203
Neuberger Berman CLO, Ltd., 3.587%, 01/15/28	09/19/18	600,000	598,050	594,920
State Grid Overseas Investment, Ltd., 2.750%, 05/07/19	04/28/14	778,000	777,848	778,138

				$11,798,613

BHFTII-235

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$15,413,952	$—	$—	$15,413,952
Air Freight & Logistics	1,945,393	—	—	1,945,393
Airlines	1,103,399	—	—	1,103,399
Auto Components	5,225,138	—	—	5,225,138
Automobiles	179,405	768,387	—	947,792
Banks	44,099,139	1,511,502	—	45,610,641
Beverages	3,478,736	3,481,531	—	6,960,267
Biotechnology	1,192,537	—	—	1,192,537
Building Products	5,008,067	—	—	5,008,067
Capital Markets	24,334,687	—	—	24,334,687
Chemicals	15,338,184	763,254	—	16,101,438
Commercial Services & Supplies	—	482,176	—	482,176
Communications Equipment	5,841,664	—	—	5,841,664
Consumer Finance	1,820,983	—	—	1,820,983
Containers & Packaging	803,325	—	—	803,325
Diversified Financial Services	—	1,710,100	—	1,710,100
Diversified Telecommunication Services	3,155,709	—	—	3,155,709
Electric Utilities	13,587,667	1,270,669	—	14,858,336
Electrical Equipment	6,770,728	405,803	—	7,176,531
Energy Equipment & Services	2,499,829	—	—	2,499,829
Entertainment	883,978	—	—	883,978
Equity Real Estate Investment Trusts	9,735,789	—	—	9,735,789
Food & Staples Retailing	3,682,484	—	—	3,682,484
Food Products	7,672,254	7,104,870	—	14,777,124
Health Care Equipment & Supplies	20,468,093	—	—	20,468,093
Health Care Providers & Services	12,435,342	—	—	12,435,342
Hotels, Restaurants & Leisure	5,466,173	—	—	5,466,173
Household Durables	1,657,936	—	—	1,657,936
Household Products	3,860,854	1,493,731	—	5,354,585
Industrial Conglomerates	10,388,807	—	—	10,388,807
Insurance	25,248,582	2,493,286	—	27,741,868

BHFTII-236

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Interactive Media & Services	$2,292,582	$—	$—	$2,292,582
Internet & Direct Marketing Retail	4,485,709	—	—	4,485,709
IT Services	20,765,990	—	—	20,765,990
Leisure Products	527,056	—	—	527,056
Life Sciences Tools & Services	7,089,074	—	—	7,089,074
Machinery	10,784,913	—	—	10,784,913
Media	14,687,312	—	—	14,687,312
Metals & Mining	—	1,992,591	—	1,992,591
Mortgage Real Estate Investment Trusts	533,736	—	—	533,736
Multi-Utilities	3,577,481	818,897	—	4,396,378
Multiline Retail	1,039,791	—	—	1,039,791
Oil, Gas & Consumable Fuels	21,952,015	3,731,920	—	25,683,935
Pharmaceuticals	31,096,353	4,624,180	—	35,720,533
Professional Services	2,023,624	—	—	2,023,624
Road & Rail	9,540,616	—	—	9,540,616
Semiconductors & Semiconductor Equipment	12,517,276	—	—	12,517,276
Software	14,899,774	—	—	14,899,774
Specialty Retail	831,742	—	—	831,742
Technology Hardware, Storage & Peripherals	3,675,349	508,656	—	4,184,005
Textiles, Apparel & Luxury Goods	1,755,719	1,204,804	—	2,960,523
Tobacco	10,852,029	635,887	—	11,487,916
Trading Companies & Distributors	359,415	—	—	359,415
Total Common Stocks	428,586,390	35,002,244	—	463,588,634
Total U.S. Treasury & Government Agencies*	—	176,818,384	—	176,818,384
Total Corporate Bonds & Notes*	—	90,127,300	—	90,127,300
Total Asset-Backed Securities*	—	16,691,358	—	16,691,358
Total Mortgage-Backed Securities*	—	13,232,024	—	13,232,024
Total Convertible Preferred Stocks*	2,680,174	—	—	2,680,174
Total Municipals	—	1,577,121	—	1,577,121
Total Short-Term Investment*	—	7,933,000	—	7,933,000
Total Securities Lending Reinvestments*	—	61,997,728	—	61,997,728
Total Investments	$431,266,564	$403,379,159	$—	$834,645,723

Collateral for Securities Loaned (Liability)	$—	$(61,980,759)	$—	$(61,980,759)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-237

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.7%
Lockheed Martin Corp.	97,484	$29,260,797
Northrop Grumman Corp.	208,145	56,115,892
United Technologies Corp.	317,249	40,890,224

		126,266,913

Air Freight & Logistics—0.6%
United Parcel Service, Inc. - Class B	174,283	19,474,382

Auto Components—1.0%
Aptiv plc	364,774	28,995,885
Lear Corp.	50,364	6,834,899

		35,830,784

Automobiles—0.1%
Harley-Davidson, Inc.	108,869	3,882,268

Banks—13.2%
BB&T Corp.	823,743	38,328,762
Citigroup, Inc.	1,095,675	68,172,898
JPMorgan Chase & Co. (a)	1,428,457	144,602,702
PNC Financial Services Group, Inc. (The)	392,062	48,090,325
U.S. Bancorp (a)	1,428,766	68,852,234
Wells Fargo & Co.	1,731,570	83,669,462

		451,716,383

Beverages—1.9%
Diageo plc	1,132,439	46,318,941
PepsiCo, Inc.	150,407	18,432,378

		64,751,319

Building Products—1.8%
Johnson Controls International plc	1,637,996	60,507,572

Capital Markets—6.6%
Bank of New York Mellon Corp. (The) (a)	667,697	33,671,960
BlackRock, Inc.	74,756	31,948,472
Goldman Sachs Group, Inc. (The) (a)	280,983	53,945,926
Moody’s Corp.	149,981	27,160,059
Nasdaq, Inc. (a)	425,277	37,207,485
State Street Corp. (a)	407,677	26,829,223
T. Rowe Price Group, Inc. (a)	156,818	15,700,618

		226,463,743

Chemicals—3.1%
Dow, Inc. (b) (c)	31,504	1,626,551
DowDuPont, Inc. (b) (c)	201,038	7,251,441
PPG Industries, Inc. (a)	566,922	63,988,486
Sherwin-Williams Co. (The)	73,367	31,599,901

		104,466,379

Consumer Finance—0.7%
American Express Co.	234,225	25,600,792

Diversified Telecommunication Services—0.5%
Verizon Communications, Inc. (a)	297,521	17,592,417

Electric Utilities—4.5%
Duke Energy Corp.	690,069	62,106,210
FirstEnergy Corp. (a)	626,949	26,087,348
Southern Co. (The) (a)	957,983	49,508,561
Xcel Energy, Inc. (a)	293,485	16,496,792

		154,198,911

Electrical Equipment—1.2%
Eaton Corp. plc	495,917	39,951,073

Energy Equipment & Services—1.2%
Schlumberger, Ltd.	944,318	41,143,935

Equity Real Estate Investment Trusts—0.4%
Public Storage	60,523	13,180,699

Food Products—4.1%
Archer-Daniels-Midland Co.	425,057	18,332,708
Danone S.A.	205,417	15,844,605
General Mills, Inc. (a)	640,764	33,159,537
J.M. Smucker Co. (The) (a)	123,705	14,411,633
Nestle S.A.	596,958	56,971,793

		138,720,276

Health Care Equipment & Supplies—5.8%
Abbott Laboratories	579,637	46,336,182
Danaher Corp.	458,393	60,517,044
Medtronic plc	993,615	90,498,454

		197,351,680

Health Care Providers & Services—2.0%
Cigna Corp. (a)	294,649	47,385,452
McKesson Corp.	185,596	21,725,868

		69,111,320

Household Products—1.2%
Colgate-Palmolive Co.	103,883	7,120,141
Kimberly-Clark Corp.	94,588	11,719,453
Procter & Gamble Co. (The)	67,808	7,055,423
Reckitt Benckiser Group plc	202,010	16,833,018

		42,728,035

Industrial Conglomerates—3.2%
3M Co. (a)	195,538	40,628,886
Honeywell International, Inc.	436,859	69,425,632

		110,054,518

Insurance—7.4%
Aon plc	439,758	75,066,691
Chubb, Ltd.	532,400	74,578,592
Prudential Financial, Inc. (a)	205,889	18,917,081

BHFTII-238

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Travelers Cos., Inc. (The)	618,694	$84,860,069

		253,422,433

IT Services—6.8%
Accenture plc - Class A	622,296	109,536,542
Amdocs, Ltd.	125,684	6,800,761
Cognizant Technology Solutions Corp. - Class A	240,489	17,423,428
DXC Technology Co.	214,191	13,774,623
Fidelity National Information Services, Inc.	371,555	42,022,871
Fiserv, Inc. (a) (b)	503,786	44,474,228

		234,032,453

Life Sciences Tools & Services—1.4%
Thermo Fisher Scientific, Inc.	169,930	46,513,240

Machinery—3.5%
Illinois Tool Works, Inc. (a)	338,352	48,563,663
Ingersoll-Rand plc	306,399	33,075,772
Stanley Black & Decker, Inc. (a)	269,766	36,734,036

		118,373,471

Media—4.0%
Comcast Corp. - Class A	2,425,293	96,963,214
Omnicom Group, Inc. (a)	553,616	40,408,432

		137,371,646

Oil, Gas & Consumable Fuels—3.3%
Chevron Corp.	250,983	30,916,086
EOG Resources, Inc.	273,536	26,035,157
Exxon Mobil Corp.	364,015	29,412,412
Occidental Petroleum Corp.	261,341	17,300,774
Pioneer Natural Resources Co.	52,000	7,918,560

		111,582,989

Pharmaceuticals—7.9%
Johnson & Johnson	894,549	125,049,005
Merck & Co., Inc.	479,880	39,911,620
Novartis AG	92,664	8,918,329
Pfizer, Inc.	1,928,452	81,901,356
Roche Holding AG	54,219	14,945,985

		270,726,295

Professional Services—0.8%
Equifax, Inc. (a)	232,094	27,503,139

Road & Rail—1.9%
Canadian National Railway Co. (a)	238,428	21,334,537
Union Pacific Corp.	260,479	43,552,089

		64,886,626

Semiconductors & Semiconductor Equipment—2.7%
Analog Devices, Inc.	248,029	26,110,013

Security Description	Shares/ Principal Amount*	Value

Semiconductors & Semiconductor Equipment—(Continued)
Texas Instruments, Inc.	611,142	$64,823,832

		90,933,845

Textiles, Apparel & Luxury Goods—0.2%
Hanesbrands, Inc.	385,749	6,897,192

Tobacco—2.4%
Altria Group, Inc.	357,659	20,540,356
Philip Morris International, Inc.	684,650	60,516,214

		81,056,570

Trading Companies & Distributors—0.2%
HD Supply Holdings, Inc. (b)	170,192	7,377,823

Total Common Stocks (Cost $2,590,654,627)		3,393,671,121

Short-Term Investment—0.7%

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $22,437,114; collateralized by U.S. Treasury Note at 2.875%, maturing 11/15/21, with a market value of $22,885,268.	22,434,871	22,434,871

Total Short-Term Investments (Cost $22,434,871)		22,434,871

Securities Lending Reinvestments (d)—12.0%

Bank Note—0.1%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (e)	4,000,000	4,000,000

Certificates of Deposit—8.6%
ABN AMRO Bank NV Zero Coupon, 07/05/19	3,964,930	3,972,080
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (e)	5,000,000	5,001,775
Banco Santander S.A. 2.790%, 04/16/19	5,000,000	5,000,855
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (e)	10,000,000	10,009,660
Bank of Nova Scotia
2.860%, SOFR + 0.430%, 05/16/19 (e)	2,000,000	1,999,999
2.967%, 3M LIBOR + 0.170%, 01/09/20 (e)	5,000,000	5,000,280
Barclays Bank plc 2.950%, 08/02/19	10,000,000	10,002,700
BNP Paribas S.A. New York 2.624%, 1M LIBOR + 0.140%, 09/16/19 (e)	5,000,000	4,999,970
Canadian Imperial Bank of Commerce
2.734%, 1M LIBOR + 0.250%, 10/15/19 (e)	4,000,000	4,003,280
2.752%, 1M LIBOR + 0.270%, 07/19/19 (e)	3,000,000	3,001,833

BHFTII-239

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (e)	5,000,000	$5,000,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (e)	2,500,000	2,500,615
Cooperative Rabobank UA
2.933%, 3M LIBOR + 0.150%, 01/08/20 (e)	10,000,000	10,004,430
2.995%, 3M LIBOR + 0.200%, 04/05/19 (e)	4,000,000	4,000,268
Credit Agricole S.A.
2.698%, 1M LIBOR + 0.210%, 12/20/19 (e)	10,000,000	10,000,520
2.807%, 1M LIBOR + 0.320%, 05/21/19 (e)	4,000,000	4,001,032
Credit Suisse AG
2.620%, 04/01/19	5,000,000	5,000,070
2.860%, SOFR + 0.430%, 05/02/19 (e)	5,000,000	5,000,000
HSBC Bank USA, N.A. 2.738%, 3M LIBOR, 08/05/19 (e)	9,000,000	8,999,192
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	11,000,000	11,000,924
KBC Bank NV Zero Coupon, 04/23/19	7,945,172	7,988,640
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 04/16/19	6,951,686	6,991,460
Zero Coupon, 05/08/19	1,986,147	1,994,420
Zero Coupon, 06/13/19	1,986,748	1,989,485
2.643%, 1M LIBOR + 0.150%, 09/11/19 (e)	5,000,000	4,999,990
Mizuho Bank, Ltd. Zero Coupon, 05/28/19	4,966,855	4,979,239
Mizuho Bank, Ltd., New York 2.652%, 1M LIBOR + 0.160%, 09/12/19 (e)	6,000,000	6,000,000
MUFG Bank Ltd.
2.789%, 1M LIBOR + 0.300%, 05/01/19 (e)	2,000,000	2,000,358
2.800%, 07/16/19	4,000,000	4,002,472
Nationwide Building Society Zero Coupon, 06/24/19	9,907,587	9,936,889
Natixis New York 2.803%, 3M LIBOR + 0.070%, 11/01/19 (e)	3,000,000	2,999,991
Nordea Bank New York 2.995%, 3M LIBOR + 0.200%, 04/05/19 (e)	4,000,000	4,001,734
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (e)	7,000,000	7,003,934
Shizuoka Bank, Ltd. 2.600%, 05/07/19	4,000,000	4,000,180
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (e)	10,000,000	10,000,660
Societe Generale
2.863%, 3M LIBOR + 0.200%, 08/21/19 (e)	10,011,538	10,005,680
2.899%, 3M LIBOR + 0.160%, 05/07/19 (e)	5,000,000	5,001,260
Standard Chartered plc 2.660%, 08/23/19	5,000,000	5,000,890
State Street Bank and Trust 2.754%, 1M LIBOR + 0.270%, 05/15/19 (e)	18,000,000	18,004,122
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (e)	8,000,000	8,000,304
Sumitomo Mitsui Banking Corp., New York 2.690%, 1M LIBOR + 0.200%, 04/03/19 (e)	2,000,016	2,000,032
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/20/19	1,981,134	1,992,760
Zero Coupon, 08/06/19	986,338	990,660

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd.
2.600%, 07/05/19	10,000,000	10,000,510
2.904%, 3M LIBOR + 0.100%, 07/08/19 (e)	5,000,000	4,999,990
Svenska Handelsbanken AB
2.799%, 1M LIBOR + 0.300%, 10/31/19 (e)	3,500,000	3,503,965
2.851%, 3M LIBOR + 0.100%, 04/30/19 (e)	2,000,000	2,000,540
2.940%, 1M LIBOR + 0.450%, 04/03/19 (e)	5,000,000	5,000,275
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (e)	5,000,000	5,002,570
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (e)	15,000,000	14,999,914

		293,892,407

Commercial Paper—1.7%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (e)	4,000,000	4,000,052
Bank of China, Ltd.
2.890%, 04/17/19	8,934,975	8,987,211
2.890%, 04/18/19	2,979,288	2,995,506
Barton Capital S.A. 2.650%, 05/02/19	2,483,438	2,493,950
China Construction Bank Corp.
2.840%, 04/29/19	4,962,922	4,988,950
2.860%, 04/18/19	1,985,700	1,997,162
Fairway Finance Corp. 2.600%, 05/07/19	4,966,778	4,986,115
First Abu Dhabi Bank 2.750%, 04/16/19	2,979,375	2,996,229
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (e)	5,000,000	5,000,000
ING Funding LLC 2.778%, 3M LIBOR + 0.040%, 11/04/19 (e)	7,000,000	7,000,973
LMA S.A. & LMA Americas, Corp. 2.750%, 08/05/19	2,958,292	2,971,506
Toyota Motor Credit Corp. 2.620%, 08/29/19	9,871,183	9,891,150

		58,308,804

Repurchase Agreements—1.0%
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $4,031,438; collateralized by various Common Stock with an aggregate market value of $4,401,104.	4,000,000	4,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $8,021,778; collateralized by various Common Stock with an aggregate market value of $8,800,001.	8,000,000	8,000,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $3,208,711; collateralized by various Common Stock with an aggregate market value of $3,520,000.	3,200,000	3,200,000

BHFTII-240

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $13,788; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $14,061.	13,785	$13,785
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $300,063; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $306,000.	300,000	300,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $1,725,442; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $1,759,581.	1,725,079	1,725,079
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $5,253,618; collateralized by various Common Stock with an aggregate market value of $5,500,003.	5,000,000	5,000,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $3,627,730; collateralized by various Common Stock with an aggregate market value of $3,960,000.	3,600,000	3,600,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $907,132; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $964,220.	900,000	900,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $3,001,517; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $3,248,892.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $3,182,349; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $3,447,825.	3,100,000	3,100,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $2,052,431; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $2,224,403.	2,000,000	2,000,000

		34,838,864

Time Deposits—0.6%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	1,000,000	1,000,000
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	10,000,000	10,000,000
DNB Bank ASA 2.350%, 04/01/19	1,000,000	1,000,000
Natixis New York 2.400%, 04/01/19	5,000,000	5,000,000
Svenska, New York 2.360%, 04/01/19	5,000,000	5,000,000

		22,000,000

Total Securities Lending Reinvestments (Cost $412,989,741)		413,040,075

Total Investments—112.0% (Cost $3,026,079,239)		3,829,146,067
Other assets and liabilities (net)—(12.0)%		(410,791,857)

Net Assets—100.0%		$3,418,354,210

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $405,559,039 and the collateral received consisted of cash in the amount of $412,648,966. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Illiquid security. As of March 31, 2019, these securities represent 0.3% of net assets.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-241

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$126,266,913	$—	$—	$126,266,913
Air Freight & Logistics	19,474,382	—	—	19,474,382
Auto Components	35,830,784	—	—	35,830,784
Automobiles	3,882,268	—	—	3,882,268
Banks	451,716,383	—	—	451,716,383
Beverages	18,432,378	46,318,941	—	64,751,319
Building Products	60,507,572	—	—	60,507,572
Capital Markets	226,463,743	—	—	226,463,743
Chemicals	104,466,379	—	—	104,466,379
Consumer Finance	25,600,792	—	—	25,600,792
Diversified Telecommunication Services	17,592,417	—	—	17,592,417
Electric Utilities	154,198,911	—	—	154,198,911
Electrical Equipment	39,951,073	—	—	39,951,073
Energy Equipment & Services	41,143,935	—	—	41,143,935
Equity Real Estate Investment Trusts	13,180,699	—	—	13,180,699
Food Products	65,903,878	72,816,398	—	138,720,276
Health Care Equipment & Supplies	197,351,680	—	—	197,351,680
Health Care Providers & Services	69,111,320	—	—	69,111,320
Household Products	25,895,017	16,833,018	—	42,728,035
Industrial Conglomerates	110,054,518	—	—	110,054,518
Insurance	253,422,433	—	—	253,422,433
IT Services	234,032,453	—	—	234,032,453
Life Sciences Tools & Services	46,513,240	—	—	46,513,240
Machinery	118,373,471	—	—	118,373,471
Media	137,371,646	—	—	137,371,646
Oil, Gas & Consumable Fuels	111,582,989	—	—	111,582,989
Pharmaceuticals	246,861,981	23,864,314	—	270,726,295
Professional Services	27,503,139	—	—	27,503,139
Road & Rail	64,886,626	—	—	64,886,626
Semiconductors & Semiconductor Equipment	90,933,845	—	—	90,933,845
Textiles, Apparel & Luxury Goods	6,897,192	—	—	6,897,192
Tobacco	81,056,570	—	—	81,056,570
Trading Companies & Distributors	7,377,823	—	—	7,377,823
Total Common Stocks	3,233,838,450	159,832,671	—	3,393,671,121
Total Short-Term Investment*	—	22,434,871	—	22,434,871
Total Securities Lending Reinvestments*	—	413,040,075	—	413,040,075
Total Investments	$3,233,838,450	$595,307,617	$—	$3,829,146,067

Collateral for Securities Loaned (Liability)	$—	$(412,648,966)	$—	$(412,648,966)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-242

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
Astronics Corp. (a)	104,361	$3,414,692

Air Freight & Logistics—0.6%
Forward Air Corp.	89,781	5,811,524

Airlines—0.6%
Allegiant Travel Co.	48,905	6,331,730

Auto Components—2.2%
Fox Factory Holding Corp. (a)	226,700	15,844,063
LCI Industries	92,075	7,073,201

		22,917,264

Automobiles—0.2%
Thor Industries, Inc.	38,140	2,378,792

Banks—11.0%
Bank of Hawaii Corp.	186,580	14,715,565
Bank OZK	252,251	7,310,234
BOK Financial Corp.	108,762	8,869,541
Columbia Banking System, Inc.	248,965	8,138,666
Community Bank System, Inc.	143,572	8,581,298
Cullen/Frost Bankers, Inc.	130,298	12,648,027
CVB Financial Corp.	549,460	11,566,133
First Financial Bankshares, Inc.	222,680	12,866,450
First Hawaiian, Inc.	388,315	10,115,606
Glacier Bancorp, Inc.	159,625	6,396,174
Lakeland Financial Corp.	79,250	3,583,685
LegacyTexas Financial Group, Inc.	180,955	6,765,907
PacWest Bancorp	70,898	2,666,474

		114,223,760

Beverages—0.7%
MGP Ingredients, Inc.	87,630	6,760,655

Biotechnology—1.0%
Abcam plc	211,790	3,132,328
Emergent BioSolutions, Inc. (a)	141,220	7,134,434

		10,266,762

Building Products—1.9%
A.O. Smith Corp.	117,855	6,284,028
AAON, Inc.	256,822	11,860,040
Patrick Industries, Inc. (a)	42,152	1,910,329

		20,054,397

Capital Markets—3.5%
Artisan Partners Asset Management, Inc. - Class A	122,965	3,095,029
BrightSphere Investment Group plc	391,450	5,308,062
FactSet Research Systems, Inc.	29,445	7,310,310
Houlihan Lokey, Inc.	112,300	5,148,955
MarketAxess Holdings, Inc.	62,320	15,335,706

		36,198,062

Chemicals—3.0%
Chase Corp.	51,155	4,733,884
Ingevity Corp. (a)	49,725	5,251,457
NewMarket Corp.	12,727	5,517,918
Quaker Chemical Corp.	49,590	9,934,365
Sensient Technologies Corp.	80,580	5,462,518

		30,900,142

Commercial Services & Supplies—3.1%
MSA Safety, Inc.	99,300	10,267,620
Rollins, Inc.	403,015	16,773,484
UniFirst Corp.	34,980	5,369,430

		32,410,534

Communications Equipment—1.2%
NetScout Systems, Inc. (a)	431,855	12,122,170

Construction & Engineering—0.8%
Valmont Industries, Inc.	63,165	8,217,767

Construction Materials—1.2%
Eagle Materials, Inc.	148,700	12,535,410

Containers & Packaging—1.2%
AptarGroup, Inc.	120,254	12,793,823

Distributors—2.5%
Pool Corp.	155,125	25,590,971

Diversified Consumer Services—1.3%
Bright Horizons Family Solutions, Inc. (a)	106,365	13,520,055

Electrical Equipment—0.5%
AZZ, Inc.	132,920	5,440,416

Electronic Equipment, Instruments & Components—7.0%
Cognex Corp.	223,820	11,383,485
Littelfuse, Inc.	81,160	14,810,077
nLight, Inc. (a)	111,450	2,483,106
Novanta, Inc. (a)	135,885	11,513,536
Rogers Corp. (a)	123,245	19,581,166
Zebra Technologies Corp. - Class A (a)	60,897	12,759,748

		72,531,118

Energy Equipment & Services—1.6%
Apergy Corp. (a)	125,725	5,162,268
Cactus, Inc. - Class A (a)	145,155	5,167,518
Computer Modelling Group, Ltd.	72,710	331,994
Pason Systems, Inc.	428,425	6,270,900

		16,932,680

Food Products—2.4%
Calavo Growers, Inc.	82,560	6,922,656
J&J Snack Foods Corp.	41,074	6,524,194
Lancaster Colony Corp.	69,820	10,940,096

		24,386,946

BHFTII-243

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—7.0%
Atrion Corp.	9,905	$8,703,326
Cantel Medical Corp.	122,182	8,172,754
Haemonetics Corp. (a)	118,876	10,399,273
Heska Corp. (a)	40,345	3,434,166
IDEXX Laboratories, Inc. (a)	78,245	17,495,582
Neogen Corp. (a)	65,790	3,775,688
West Pharmaceutical Services, Inc.	181,986	20,054,857

		72,035,646

Health Care Providers & Services—2.7%
Chemed Corp.	46,660	14,934,466
Henry Schein, Inc. (a)	93,360	5,611,870
U.S. Physical Therapy, Inc.	65,780	6,908,873

		27,455,209

Hotels, Restaurants & Leisure—0.9%
Texas Roadhouse, Inc.	155,905	9,695,732

Household Durables—0.3%
Installed Building Products, Inc. (a)	55,340	2,683,990

Household Products—2.4%
Church & Dwight Co., Inc.	216,120	15,394,228
WD-40 Co.	54,050	9,158,232

		24,552,460

Industrial Conglomerates—0.4%
Raven Industries, Inc.	108,404	4,159,461

Insurance—1.5%
AMERISAFE, Inc.	74,385	4,418,469
RLI Corp.	148,000	10,619,000

		15,037,469

IT Services—1.3%
Jack Henry & Associates, Inc.	95,660	13,271,868

Life Sciences Tools & Services—2.6%
Bio-Techne Corp.	98,640	19,584,972
ICON plc (a)	53,512	7,308,669

		26,893,641

Machinery—5.7%
Graco, Inc.	140,865	6,975,635
Kadant, Inc.	8,860	779,326
Lindsay Corp.	49,705	4,810,947
Middleby Corp. (The) (a)	74,915	9,741,197
Nordson Corp.	68,997	9,143,482
RBC Bearings, Inc. (a)	108,435	13,789,679
Toro Co. (The)	205,275	14,131,131

		59,371,397

Media—3.5%
Cable One, Inc.	7,470	7,330,908

Media—(Continued)
Gray Television, Inc. (a)	334,980	7,155,173
Nexstar Media Group, Inc. - Class A	202,610	21,956,846

		36,442,927

Multiline Retail—0.4%
Ollie’s Bargain Outlet Holdings, Inc. (a)	47,635	4,064,695

Oil, Gas & Consumable Fuels—2.0%
Centennial Resource Development, Inc. - Class A (a)	827,080	7,270,033
Matador Resources Co. (a)	346,080	6,689,727
WPX Energy, Inc. (a)	512,255	6,715,663

		20,675,423

Paper & Forest Products—0.8%
Stella-Jones, Inc.	252,950	8,548,076

Professional Services—1.5%
Exponent, Inc.	274,622	15,851,182

Real Estate Management & Development—0.8%
FirstService Corp.	87,275	7,797,149

Semiconductors & Semiconductor Equipment—3.2%
Cabot Microelectronics Corp.	80,575	9,021,177
MKS Instruments, Inc.	104,340	9,708,837
Power Integrations, Inc.	209,360	14,642,638

		33,372,652

Software—9.6%
Altair Engineering, Inc. - Class A (a)	144,125	5,305,241
Aspen Technology, Inc. (a)	228,200	23,792,132
Fair Isaac Corp. (a)	78,390	21,293,076
Manhattan Associates, Inc. (a)	326,796	18,009,728
Qualys, Inc. (a)	172,115	14,240,795
Tyler Technologies, Inc. (a)	80,100	16,372,440

		99,013,412

Specialty Retail—3.1%
Asbury Automotive Group, Inc. (a)	62,430	4,330,145
Floor & Decor Holdings, Inc. - Class A (a)	138,165	5,695,161
Lithia Motors, Inc. - Class A	78,650	7,294,787
Monro, Inc.	99,480	8,607,010
Tractor Supply Co.	65,520	6,405,235

		32,332,338

Trading Companies & Distributors—1.6%
Applied Industrial Technologies, Inc.	39,111	2,325,931
Richelieu Hardware, Ltd.	155,530	2,757,141
SiteOne Landscape Supply, Inc. (a)	71,330	4,076,510
Watsco, Inc.	54,375	7,787,044

		16,946,626

Total Common Stocks (Cost $667,420,779)		1,025,941,023

BHFTII-244

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Short-Term Investment—0.9%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $9,642,106; collateralized by U.S. Treasury Note at 2.125%, maturing 12/31/21, with a market value of $9,836,072.	9,641,141	$9,641,141

Total Short-Term Investments (Cost $9,641,141)		9,641,141

Total Investments—100.0% (Cost $677,061,920)		1,035,582,164
Other assets and liabilities (net)—0.0%		(269,715)

Net Assets—100.0%		$1,035,312,449

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,414,692	$—	$—	$3,414,692
Air Freight & Logistics	5,811,524	—	—	5,811,524
Airlines	6,331,730	—	—	6,331,730
Auto Components	22,917,264	—	—	22,917,264
Automobiles	2,378,792	—	—	2,378,792
Banks	114,223,760	—	—	114,223,760
Beverages	6,760,655	—	—	6,760,655
Biotechnology	10,266,762	—	—	10,266,762
Building Products	20,054,397	—	—	20,054,397
Capital Markets	36,198,062	—	—	36,198,062
Chemicals	30,900,142	—	—	30,900,142
Commercial Services & Supplies	32,410,534	—	—	32,410,534
Communications Equipment	12,122,170	—	—	12,122,170
Construction & Engineering	8,217,767	—	—	8,217,767
Construction Materials	12,535,410	—	—	12,535,410
Containers & Packaging	12,793,823	—	—	12,793,823
Distributors	25,590,971	—	—	25,590,971
Diversified Consumer Services	13,520,055	—	—	13,520,055
Electrical Equipment	5,440,416	—	—	5,440,416
Electronic Equipment, Instruments & Components	72,531,118	—	—	72,531,118
Energy Equipment & Services	16,932,680	—	—	16,932,680

BHFTII-245

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Food Products	$24,386,946	$—	$—	$24,386,946
Health Care Equipment & Supplies	72,035,646	—	—	72,035,646
Health Care Providers & Services	27,455,209	—	—	27,455,209
Hotels, Restaurants & Leisure	9,695,732	—	—	9,695,732
Household Durables	2,683,990	—	—	2,683,990
Household Products	24,552,460	—	—	24,552,460
Industrial Conglomerates	4,159,461	—	—	4,159,461
Insurance	15,037,469	—	—	15,037,469
IT Services	13,271,868	—	—	13,271,868
Life Sciences Tools & Services	26,893,641	—	—	26,893,641
Machinery	59,371,397	—	—	59,371,397
Media	36,442,927	—	—	36,442,927
Multiline Retail	4,064,695	—	—	4,064,695
Oil, Gas & Consumable Fuels	20,675,423	—	—	20,675,423
Paper & Forest Products	—	8,548,076	—	8,548,076
Professional Services	15,851,182	—	—	15,851,182
Real Estate Management & Development	7,797,149	—	—	7,797,149
Semiconductors & Semiconductor Equipment	33,372,652	—	—	33,372,652
Software	99,013,412	—	—	99,013,412
Specialty Retail	32,332,338	—	—	32,332,338
Trading Companies & Distributors	14,189,485	2,757,141	—	16,946,626
Total Common Stocks	1,014,635,806	11,305,217	—	1,025,941,023
Total Short-Term Investment*	—	9,641,141	—	9,641,141
Total Investments	$1,014,635,806	$20,946,358	$—	$1,035,582,164

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-246

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—96.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.6%
Boeing Co. (The)	235,340	$89,763,383
Northrop Grumman Corp. (a)	69,631	18,772,518

		108,535,901

Auto Components—1.0%
Aptiv plc	282,199	22,431,999

Automobiles—0.8%
Ferrari NV	141,932	18,990,502

Biotechnology—2.1%
Alexion Pharmaceuticals, Inc. (d)	94,875	12,825,202
Vertex Pharmaceuticals, Inc. (d)	197,462	36,323,135

		49,148,337

Capital Markets—3.5%
Charles Schwab Corp. (The)	579,374	24,774,032
Intercontinental Exchange, Inc.	187,634	14,286,453
Morgan Stanley	286,561	12,092,874
S&P Global, Inc.	18,400	3,874,120
TD Ameritrade Holding Corp. (a)	528,823	26,435,862

		81,463,341

Chemicals—0.6%
DowDuPont, Inc.	266,058	14,183,552

Electric Utilities—0.7%
NextEra Energy, Inc. (a)	82,600	15,968,232

Entertainment—3.7%
Electronic Arts, Inc. (d)	193,112	19,625,973
Netflix, Inc. (d)	108,108	38,546,988
Walt Disney Co. (The)	258,259	28,674,497

		86,847,458

Equity Real Estate Investment Trusts—0.5%
Crown Castle International Corp.	84,861	10,862,208

Health Care Equipment & Supplies—5.5%
Becton Dickinson & Co.	174,156	43,491,978
Intuitive Surgical, Inc. (d)	66,329	37,846,001
Stryker Corp. (a)	239,407	47,287,670

		128,625,649

Health Care Providers & Services—6.9%
Anthem, Inc.	110,489	31,708,133
Centene Corp. (d)	294,952	15,661,951
Cigna Corp. (d)	153,084	24,618,969
HCA Healthcare, Inc.	80,751	10,528,315
Humana, Inc. (a)	27,600	7,341,600
UnitedHealth Group, Inc.	226,142	55,915,871
WellCare Health Plans, Inc. (d)	56,417	15,218,486

		160,993,325

Hotels, Restaurants & Leisure—2.7%
Las Vegas Sands Corp.	269,405	16,422,929
McDonald’s Corp.	80,889	15,360,821
MGM Resorts International (a)	415,100	10,651,466
Wynn Resorts, Ltd.	171,501	20,463,499

		62,898,715

Household Durables—0.4%
NVR, Inc. (d)	3,298	9,125,566

Industrial Conglomerates—1.7%
Honeywell International, Inc.	68,742	10,924,479
Roper Technologies, Inc. (a)	83,999	28,725,138

		39,649,617

Insurance—0.7%
Chubb, Ltd.	116,097	16,262,868

Interactive Media & Services—13.9%
Alphabet, Inc. - Class A (d)	60,770	71,519,605
Alphabet, Inc. - Class C (d)	59,338	69,621,869
Facebook, Inc. - Class A (d)	720,753	120,142,318
IAC/InterActiveCorp (d)	72,554	15,244,321
Tencent Holdings, Ltd.	1,099,085	50,537,660

		327,065,773

Internet & Direct Marketing Retail—12.2%
Alibaba Group Holding, Ltd. (ADR) (a) (d)	263,074	47,997,851
Amazon.com, Inc. (d)	114,448	203,803,276
Booking Holdings, Inc. (d)	16,850	29,401,734
MercadoLibre, Inc. (d)	11,970	6,077,528

		287,280,389

IT Services—10.9%
Fidelity National Information Services, Inc.	160,900	18,197,790
Fiserv, Inc. (a) (d)	237,289	20,947,873
MasterCard, Inc. - Class A	295,775	69,640,224
PayPal Holdings, Inc. (d)	245,904	25,534,671
Visa, Inc. - Class A (a)	523,608	81,782,334
Worldpay, Inc. - Class A (d)	338,271	38,393,758

		254,496,650

Machinery—1.6%
Fortive Corp. (a)	280,255	23,510,592
Wabtec Corp. (a)	177,501	13,085,374

		36,595,966

Multi-Utilities—0.8%
Sempra Energy (a)	157,478	19,820,181

Multiline Retail—1.6%
Dollar General Corp.	63,043	7,521,030
Dollar Tree, Inc. (d)	182,345	19,153,519
Dollarama, Inc.	441,751	11,784,654

		38,459,203

BHFTII-247

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—0.3%
Elanco Animal Health, Inc. (d)	31,471	$1,009,275
Eli Lilly & Co.	44,325	5,751,612

		6,760,887

Professional Services—1.4%
Equifax, Inc. (a)	93,466	11,075,721
TransUnion	314,292	21,007,277

		32,082,998

Real Estate Management & Development—0.0%
WeWork Cos., Inc. - Class A (b) (c) (d) (e)	2,563	131,482

Semiconductors & Semiconductor Equipment—1.8%
ASML Holding NV	102,000	19,181,100
NVIDIA Corp. (a)	135,100	24,258,556

		43,439,656

Software—13.8%
Intuit, Inc.	136,521	35,687,955
Microsoft Corp.	1,042,464	122,948,204
Red Hat, Inc. (d)	130,734	23,885,102
Salesforce.com, Inc. (d)	190,393	30,152,539
ServiceNow, Inc. (d)	58,507	14,421,390
Splunk, Inc. (a) (d)	140,514	17,508,044
Symantec Corp.	1,334,353	30,676,775
UBER Technologies, Inc. - Class A (b) (c) (d) (e)	4,669	227,718
VMware, Inc. - Class A	135,474	24,454,412
Workday, Inc. - Class A (a) (d)	121,928	23,513,815

		323,475,954

Technology Hardware, Storage & Peripherals—0.7%
Apple, Inc.	92,753	17,618,432

Textiles, Apparel & Luxury Goods—1.1%
NIKE, Inc. - Class B	304,197	25,616,429

Tobacco—1.2%
Philip Morris International, Inc.	323,156	28,563,759

Total Common Stocks (Cost $1,595,846,388)		2,267,395,029

Convertible Preferred Stocks—1.8%

Automobiles—0.1%
Aurora Innovation, Inc. - Series B (b) (c) (d) (e)	20,525	1,896,571

Internet & Direct Marketing Retail—1.1%
Airbnb, Inc. - Series D (b) (c) (d) (e)	97,047	12,368,640
Airbnb, Inc. - Series E (b) (c) (d) (e)	9,760	1,243,912
ANT International Co., Ltd. - Class C (b) (c) (d) (e)	1,458,697	8,183,290
Xiaoju Kuaizhi, Inc. - Series A-17 (b) (c) (d) (e)	91,053	4,369,634

		26,165,476

Security Description	Shares/ Principal Amount*	Value

Real Estate Management & Development—0.1%
WeWork Cos., Inc. - Series E (b) (c) (d) (e)	64,744	3,321,367

Software—0.5%
Magic Leap, Inc. - Series C (b) (c) (d) (e)	124,428	3,359,556
Magic Leap, Inc. - Series D (b) (c) (d) (e)	90,348	2,439,396
UBER Technologies, Inc. (b) (c) (d) (e)	1,703	83,059
UBER Technologies, Inc. - Series A (b) (c) (d) (e)	665	32,434
UBER Technologies, Inc. - Series B (b) (c) (d) (e)	1,785	87,058
UBER Technologies, Inc. - Series C-2 (b) (c) (d) (e)	382	18,631
UBER Technologies, Inc. - Series C-3 (b) (c) (d) (e)	5	244
UBER Technologies, Inc. - Series D (b) (c) (d) (e)	424	20,679
UBER Technologies, Inc. - Series E (b) (c) (d) (e)	204	9,950
UBER Technologies, Inc. - Series G (b) (c) (d) (e)	98,227	4,790,750
UBER Technologies, Inc. - Series G-1 (b) (c) (d) (e)	1,024	49,943
UBER Technologies, Inc. - Series C-1 (b) (c) (d) (e)	472	23,020

		10,914,720

Total Convertible Preferred Stocks (Cost $29,898,161)		42,298,134

Short-Term Investment—1.4%

Mutual Fund—1.4%
T. Rowe Price Government Reserve Fund (f)	33,693,596	33,693,596

Total Short-Term Investments (Cost $33,693,596)		33,693,596

Securities Lending Reinvestments (g)—12.1%

Bank Note—0.1%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (h)	2,000,000	2,000,000

Certificates of Deposit—7.3%
ABN AMRO Bank NV Zero Coupon, 07/05/19	3,964,930	3,972,080
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (h)	6,000,000	6,005,796
Bank of Nova Scotia 2.967%, 3M LIBOR + 0.170%, 01/09/20 (h)	5,000,000	5,000,280
Barclays Bank plc 2.950%, 08/02/19	10,000,000	10,002,700
BNP Paribas S.A. New York 2.624%, 1M LIBOR + 0.140%, 09/16/19 (h)	1,000,000	999,994
Canadian Imperial Bank of Commerce 2.734%, 1M LIBOR + 0.250%, 10/15/19 (h)	6,000,000	6,004,920
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (h)	2,000,000	2,000,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (h)	2,000,000	2,000,492
Cooperative Rabobank UA
2.933%, 3M LIBOR + 0.150%, 01/08/20 (h)	5,000,000	5,002,215
2.995%, 3M LIBOR + 0.200%, 04/05/19 (h)	2,000,000	2,000,134
Credit Agricole S.A. 2.698%, 1M LIBOR + 0.210%, 12/20/19 (h)	7,000,000	7,000,364

BHFTII-248

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Credit Suisse AG
2.620%, 04/01/19	3,000,000	$3,000,042
2.860%, SOFR + 0.430%, 05/02/19 (h)	1,000,000	1,000,000
HSBC Bank USA, N.A. 2.738%, 3M LIBOR + 0.000%, 08/05/19 (h)	4,000,000	3,999,641
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	4,000,000	4,000,336
KBC Bank NV Zero Coupon, 04/23/19	9,931,465	9,985,800
Mizuho Bank, Ltd. Zero Coupon, 05/28/19	993,371	995,848
Mizuho Bank, Ltd., New York 2.652%, 1M LIBOR + 0.160%, 09/12/19 (h)	3,000,000	3,000,000
MUFG Bank Ltd. 2.789%, 1M LIBOR + 0.300%, 05/01/19 (h)	2,000,000	2,000,358
Nationwide Building Society Zero Coupon, 06/24/19	5,944,552	5,962,133
Natixis New York
2.788%, 3M LIBOR + 0.090%, 05/10/19 (h)	2,500,000	2,500,535
2.803%, 3M LIBOR + 0.070%, 11/01/19 (h)	2,000,000	1,999,994
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (h)	7,000,000	7,003,934
Shizuoka Bank, Ltd. 2.600%, 05/07/19	2,000,000	2,000,090
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (h)	6,000,000	6,000,396
Societe Generale
2.863%, 3M LIBOR + 0.200%, 08/21/19 (h)	4,004,615	4,002,272
2.899%, 3M LIBOR + 0.160%, 05/07/19 (h)	2,000,000	2,000,504
Standard Chartered plc 2.660%, 08/23/19	10,000,000	10,001,780
State Street Bank and Trust 2.754%, 1M LIBOR + 0.270%, 05/15/19 (h)	7,000,000	7,001,603
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (h)	4,000,000	4,000,152
Sumitomo Mitsui Banking Corp., New York
2.690%, 1M LIBOR + 0.200%, 04/03/19 (h)	2,000,016	2,000,032
2.692%, 1M LIBOR + 0.210%, 05/17/19 (h)	4,000,000	4,000,624
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/20/19	4,952,835	4,981,900
2.904%, 3M LIBOR + 0.100%, 07/08/19 (h)	5,000,000	4,999,990
Svenska Handelsbanken AB
2.799%, 1M LIBOR + 0.300%, 10/31/19 (h)	2,000,000	2,002,266
2.851%, 3M LIBOR + 0.100%, 04/30/19 (h)	2,000,000	2,000,540
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (h)	5,000,000	5,002,570
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (h)	1,000,000	1,000,410
Wells Fargo Bank N.A. 2.939%, 3M LIBOR + 0.140%, 07/11/19 (h)	9,000,000	8,999,293
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (h)	5,000,000	4,999,971

		170,431,989

Commercial Paper—2.5%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (h)	4,000,000	4,000,052
Bank of China, Ltd.
2.890%, 04/17/19	8,934,975	8,987,211
2.890%, 04/18/19	2,482,740	2,496,255
China Construction Bank Corp.
2.840%, 04/29/19	1,985,169	1,995,580
Fairway Finance Corp. 2.600%, 05/07/19	1,986,711	1,994,446
First Abu Dhabi Bank 2.750%, 04/16/19	1,986,250	1,997,486
Industrial & Commercial Bank of China, Corp. 2.880%, 04/18/19	4,964,000	4,992,605
ING Funding LLC
2.778%, 3M LIBOR + 0.040%, 11/04/19 (h)	10,000,000	10,001,390
2.807%, 3M LIBOR + 0.110%, 05/10/19 (h)	2,000,000	2,000,494
Matchpoint Finance plc
2.450%, 04/01/19	1,999,592	1,999,562
2.890%, 05/08/19	4,927,349	4,985,295
Sheffield Receivables Co. 2.900%, SOFR + 0.470%, 05/30/19 (h)	1,000,000	1,000,000
Toyota Motor Credit Corp. 2.620%, 08/29/19	9,871,183	9,891,150
Westpac Banking Corp. 2.766%, 1M LIBOR + 0.280%, 05/24/19 (h)	3,000,000	3,001,281

		59,342,807

Repurchase Agreements—1.7%
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $10,078,594; collateralized by various Common Stock with an aggregate market value of $11,002,760.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $1,504,083; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $3,509,528; collateralized by various Common Stock with an aggregate market value of $3,850,001.	3,500,000	3,500,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $51,750; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $52,774.	51,739	51,739
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $49,163; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $50,135.	49,152	49,152

BHFTII-249

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $500,104; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $510,000.	500,000	$500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $5,001,146; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $271,798; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $277,176.	271,741	271,741
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $7,880,427; collateralized by various Common Stock with an aggregate market value of $8,250,005.	7,500,000	7,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $1,310,301; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $1,392,763.	1,300,000	1,300,000
Societe Generale
Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $6,121,317; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $6,673,210.	6,000,000	6,000,000
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $4,003,600; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $4,337,587.	3,900,000	3,900,000

		39,572,632

Time Deposits—0.5%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	1,000,000	1,000,000
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	2,000,000	2,000,000
Natixis New York 2.400%, 04/01/19	7,000,000	7,000,000

Time Deposits—(Continued)
Skandi New York 2.380%, 04/01/19	1,000,000	1,000,000

		11,000,000

Total Securities Lending Reinvestments (Cost $282,312,548)		282,347,428

Total Investments—112.0% (Cost $1,941,750,693)		2,625,734,187
Other assets and liabilities (net)—(12.0)%		(281,793,709)

Net Assets—100.0%		$2,343,940,478

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $279,773,768 and the collateral received consisted of cash in the amount of $282,002,386. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2019, the market value of restricted securities was $42,657,334, which is 1.8% of net assets. See details shown in the Restricted Securities table that follows.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, these securities represent 1.8% of net assets.
(d)	Non-income producing security.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Affiliated Issuer.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(h)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-250

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
ANT International Co., Ltd. - Class C	06/07/18	1,458,697	$8,183,290	$8,183,290
Airbnb, Inc. - Series D	04/16/14	97,047	3,951,078	12,368,640
Airbnb, Inc. - Series E	01/28/16	9,760	908,601	1,243,912
Aurora Innovation, Inc. - Series B	03/01/19	20,525	1,896,571	1,896,571
Magic Leap, Inc. - Series C	01/20/16	124,428	2,865,950	3,359,556
Magic Leap, Inc. - Series D	10/12/17	90,348	2,439,396	2,439,396
UBER Technologies, Inc.	01/16/18	1,703	56,146	83,059
UBER Technologies, Inc. - Class A	01/16/18	4,669	153,932	227,718
UBER Technologies, Inc. - Series A	01/16/18	665	21,924	32,434
UBER Technologies, Inc. - Series B	01/16/18	1,785	58,849	87,058
UBER Technologies, Inc. - Series C-1	01/16/18	472	15,561	23,020
UBER Technologies, Inc. - Series C-2	01/16/18	382	12,594	18,631
UBER Technologies, Inc. - Series C-3	01/16/18	5	165	244
UBER Technologies, Inc. - Series D	01/16/18	424	13,979	20,679
UBER Technologies, Inc. - Series E	01/16/18	204	6,726	9,950
UBER Technologies, Inc. - Series G	12/03/15	98,227	4,790,747	4,790,750
UBER Technologies, Inc. - Series G-1	01/16/18	1,024	49,943	49,943
WeWork Cos., Inc. - Class A	06/23/15	2,563	84,296	131,482
WeWork Cos., Inc. - Series E	06/23/15	64,744	2,129,402	3,321,367
Xiaoju Kuaizhi, Inc. - Series A-17	10/19/15	91,053	2,497,238	4,369,634

				$42,657,334

BHFTII-251

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$108,535,901	$—	$—	$108,535,901
Auto Components	22,431,999	—	—	22,431,999
Automobiles	18,990,502	—	—	18,990,502
Biotechnology	49,148,337	—	—	49,148,337
Capital Markets	81,463,341	—	—	81,463,341
Chemicals	14,183,552	—	—	14,183,552
Electric Utilities	15,968,232	—	—	15,968,232
Entertainment	86,847,458	—	—	86,847,458
Equity Real Estate Investment Trusts	10,862,208	—	—	10,862,208
Health Care Equipment & Supplies	128,625,649	—	—	128,625,649
Health Care Providers & Services	160,993,325	—	—	160,993,325
Hotels, Restaurants & Leisure	62,898,715	—	—	62,898,715
Household Durables	9,125,566	—	—	9,125,566
Industrial Conglomerates	39,649,617	—	—	39,649,617
Insurance	16,262,868	—	—	16,262,868
Interactive Media & Services	276,528,113	50,537,660	—	327,065,773
Internet & Direct Marketing Retail	287,280,389	—	—	287,280,389
IT Services	254,496,650	—	—	254,496,650
Machinery	36,595,966	—	—	36,595,966
Multi-Utilities	19,820,181	—	—	19,820,181
Multiline Retail	38,459,203	—	—	38,459,203
Pharmaceuticals	6,760,887	—	—	6,760,887
Professional Services	32,082,998	—	—	32,082,998
Real Estate Management & Development	—	—	131,482	131,482
Semiconductors & Semiconductor Equipment	43,439,656	—	—	43,439,656
Software	323,248,236	—	227,718	323,475,954
Technology Hardware, Storage & Peripherals	17,618,432	—	—	17,618,432
Textiles, Apparel & Luxury Goods	25,616,429	—	—	25,616,429
Tobacco	28,563,759	—	—	28,563,759
Total Common Stocks	2,216,498,169	50,537,660	359,200	2,267,395,029
Total Convertible Preferred Stocks*	—	—	42,298,134	42,298,134
Total Short-Term Investment*	33,693,596	—	—	33,693,596
Total Securities Lending Reinvestments*	—	282,347,428	—	282,347,428
Total Investments	$2,250,191,765	$332,885,088	$42,657,334	$2,625,734,187

Collateral for Securities Loaned (Liability)	$—	$(282,002,386)	$—	$(282,002,386)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-252

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2018	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Balance as of March 31, 2019	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at March 31, 2019
Common Stocks
Real Estate Management & Development	$132,789	$(1,307)	$—	$131,482	$(1,307)
Software	227,718	—	—	227,718	—
Convertible Preferred Stocks
Automobiles	—	—	1,896,571	1,896,571	—
Internet & Direct Marketing Retail	25,350,621	814,855	—	26,165,476	814,855
Real Estate Management & Development	3,354,386	(33,019)		3,321,367	(33,019)
Software	10,914,720	—	—	10,914,720	—

	$39,980,234	$780,529	$1,896,571	$42,657,334	$780,529

	Fair Value at March 31, 2019	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Real Estate Management & Development	$131,482	Market Transaction Method	Pending Tender Offer	$54.00	$54.00	$54.00	Increase
			Discount for Lack of Marketability	5.00%	5.00%	5.00%	Decrease
Software	227,718	Market Transaction Method	Precedent Transaction	$48.77	$48.77	$48.77	Increase
Convertible Preferred Stocks
Automobiles	1,896,571	Market Transaction Method	Precedent Transaction	$92.40	$92.40	$92.40	Increase
Internet & Direct Marketing Retail	13,612,552	Discounted Cash Flow	Weighted Average Cost of Capital	14.00%	16.00%	15.00%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	8.7x	8.7x	8.7x	Increase
			Discount for Lack of Marketability	11.00%	11.00%	11.00%	Decrease
	8,183,290	Market Transaction Method	Precedent Transaction	$5.61	$5.61	$5.61	Increase
	4,369,634	Market Transaction Method	Secondary Market Transaction	$47.99	$47.99	$47.99	Increase
Real Estate Management & Development	3,321,367	Market Transaction Method	Pending Tender Offer	$51.81	$51.81	$51.81	Increase
			Discount for Lack of Marketability	5.00%	5.00%	5.00%	Decrease
Software	5,798,952	Market Transaction Method	Precedent Transaction	$27.00	$27.00	$27.00	Increase
	5,115,768	Market Transaction Method	Precedent Transaction	$48.77	$48.77	$48.77	Increase

BHFTII-253

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—100.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.4%
Aerojet Rocketdyne Holdings, Inc. (a) (b)	236,106	$8,388,846
BWX Technologies, Inc. (b)	58,833	2,916,940
Curtiss-Wright Corp.	61,025	6,916,574
HEICO Corp. - Class A	179,144	15,058,845
Hexcel Corp.	107,570	7,439,541
Moog, Inc. - Class A	78,468	6,822,793
Teledyne Technologies, Inc. (a)	57,046	13,520,472

		61,064,011

Air Freight & Logistics—0.3%
XPO Logistics, Inc. (a) (b)	81,606	4,385,506

Airlines—0.0%
Hawaiian Holdings, Inc. (b)	18,460	484,575

Auto Components—0.6%
Cooper-Standard Holdings, Inc. (a)	30,597	1,436,835
LCI Industries (b)	36,290	2,787,798
Visteon Corp. (a) (b)	56,000	3,771,600

		7,996,233

Banks—1.6%
Ameris Bancorp	112,093	3,850,394
Carolina Financial Corp. (b)	100,219	3,466,575
CenterState Bank Corp.	196,728	4,684,094
First Bancorp	136,100	4,730,836
Signature Bank	25,369	3,249,008
Western Alliance Bancorp (a)	50,000	2,052,000

		22,032,907

Beverages—0.8%
Boston Beer Co., Inc. (The) - Class A (a)	18,467	5,442,779
Coca-Cola Bottling Co. Consolidated	16,900	4,864,327

		10,307,106

Biotechnology—8.0%
Abeona Therapeutics, Inc. (a) (b)	28,300	208,288
ACADIA Pharmaceuticals, Inc. (a) (b)	132,288	3,551,933
Acceleron Pharma, Inc. (a) (b)	51,167	2,382,847
Agios Pharmaceuticals, Inc. (a) (b)	59,463	4,010,185
Aimmune Therapeutics, Inc. (a) (b)	53,935	1,205,447
Alkermes plc (a)	40,085	1,462,702
Alnylam Pharmaceuticals, Inc. (a) (b)	7,584	708,725
Amicus Therapeutics, Inc. (a)	110,300	1,500,080
Array BioPharma, Inc. (a) (b)	241,600	5,890,208
Bluebird Bio, Inc. (a) (b)	19,467	3,062,743
Blueprint Medicines Corp. (a) (b)	44,117	3,531,566
CRISPR Therapeutics AG (a) (b)	28,900	1,032,308
Emergent BioSolutions, Inc. (a)	105,400	5,324,808
Enanta Pharmaceuticals, Inc. (a) (b)	14,200	1,356,384
Exact Sciences Corp. (a)	100,200	8,679,324
Exelixis, Inc. (a)	47,067	1,120,195
FibroGen, Inc. (a) (b)	68,550	3,725,692
Genomic Health, Inc. (a)	55,300	3,873,765
Global Blood Therapeutics, Inc. (a) (b)	40,387	2,137,684

Biotechnology—(Continued)
GlycoMimetics, Inc. (a) (b)	51,900	646,674
Immunomedics, Inc. (a) (b)	116,095	2,230,185
Insmed, Inc. (a) (b)	118,384	3,441,423
Ionis Pharmaceuticals, Inc. (a)	26,886	2,182,337
Ironwood Pharmaceuticals, Inc. (a)	125,604	1,699,422
Ligand Pharmaceuticals, Inc. (a) (b)	43,492	5,467,379
Madrigal Pharmaceuticals, Inc. (a) (b)	6,507	815,067
Mirati Therapeutics, Inc. (a) (b)	17,000	1,246,100
Neurocrine Biosciences, Inc. (a)	35,761	3,150,544
PTC Therapeutics, Inc. (a)	42,900	1,614,756
Repligen Corp. (a) (b)	75,734	4,474,365
Sage Therapeutics, Inc. (a)	55,312	8,797,373
Sarepta Therapeutics, Inc. (a)	39,300	4,684,167
Seattle Genetics, Inc. (a) (b)	33,660	2,465,258
Spark Therapeutics, Inc. (a)	40,118	4,568,638
Ultragenyx Pharmaceutical, Inc. (a) (b)	50,136	3,477,433
uniQure NV (a) (b)	38,000	2,266,700
Xencor, Inc. (a)	74,100	2,301,546

		110,294,251

Building Products—1.2%
AAON, Inc. (b)	35,508	1,639,759
Lennox International, Inc. (b)	35,872	9,484,557
Patrick Industries, Inc. (a)	104,635	4,742,058
Resideo Technologies, Inc. (a)	47,300	912,417

		16,778,791

Capital Markets—2.3%
Cboe Global Markets, Inc.	72,531	6,922,359
E*Trade Financial Corp.	69,044	3,205,713
FactSet Research Systems, Inc.	11,482	2,850,636
MarketAxess Holdings, Inc. (b)	40,395	9,940,402
MSCI, Inc.	42,116	8,374,345

		31,293,455

Chemicals—3.2%
AdvanSix, Inc. (a)	90,708	2,591,528
Chase Corp.	48,305	4,470,145
Ingevity Corp. (a)	98,512	10,403,852
Innospec, Inc.	76,578	6,382,776
Minerals Technologies, Inc.	44,431	2,612,098
NewMarket Corp.	8,191	3,551,290
PolyOne Corp.	119,783	3,510,840
Quaker Chemical Corp.	27,200	5,448,976
Scotts Miracle-Gro Co. (The) (b)	45,300	3,559,674
Stepan Co.	24,600	2,152,992

		44,684,171

Commercial Services & Supplies—2.3%
Advanced Disposal Services, Inc. (a)	161,548	4,523,344
Casella Waste Systems, Inc. - Class A (a) (b)	242,978	8,640,298
Healthcare Services Group, Inc.	64,312	2,121,653
Rollins, Inc. (b)	203,949	8,488,357
U.S. Ecology, Inc.	69,714	3,902,590
UniFirst Corp.	26,900	4,129,150

		31,805,392

BHFTII-254

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—0.8%
EchoStar Corp. - Class A (a)	41,262	$1,504,000
NetScout Systems, Inc. (a)	38,169	1,071,404
Plantronics, Inc.	50,562	2,331,414
Ubiquiti Networks, Inc.	38,300	5,733,893

		10,640,711

Construction Materials—0.3%
Eagle Materials, Inc.	42,500	3,582,750

Consumer Finance—0.6%
Green Dot Corp. - Class A (a)	47,000	2,850,550
PRA Group, Inc. (a) (b)	74,787	2,005,039
SLM Corp. (b)	319,400	3,165,254

		8,020,843

Containers & Packaging—0.7%
Berry Global Group, Inc. (a)	160,251	8,632,721
Graphic Packaging Holding Co.	104,819	1,323,864

		9,956,585

Distributors—0.8%
Pool Corp. (b)	63,293	10,441,446

Diversified Consumer Services—3.3%
Bright Horizons Family Solutions, Inc. (a)	103,154	13,111,905
frontdoor, Inc. (a)	95,053	3,271,724
Grand Canyon Education, Inc. (a)	68,556	7,850,347
Service Corp. International (b)	211,732	8,501,040
ServiceMaster Global Holdings, Inc. (a)	179,113	8,364,577
Sotheby’s (a)	36,109	1,363,115
Strategic Education, Inc. (b)	20,125	2,642,614
Weight Watchers International, Inc. (a) (b)	47,300	953,095

		46,058,417

Electrical Equipment—0.5%
Atkore International Group, Inc. (a)	174,270	3,752,033
Generac Holdings, Inc. (a)	67,002	3,432,513

		7,184,546

Electronic Equipment, Instruments & Components—3.4%
Cognex Corp. (b)	97,090	4,937,997
Coherent, Inc. (a) (b)	42,343	6,000,850
ePlus, Inc. (a)	17,400	1,540,596
Littelfuse, Inc.	38,600	7,043,728
Novanta, Inc. (a)	102,700	8,701,771
OSI Systems, Inc. (a)	63,154	5,532,291
Tech Data Corp. (a) (b)	19,700	2,017,477
Zebra Technologies Corp. - Class A (a)	51,506	10,792,052

		46,566,762

Energy Equipment & Services—0.7%
Apergy Corp. (a)	121,700	4,997,002
Computer Modelling Group, Ltd.	54,725	251,849
Dril-Quip, Inc. (a) (b)	18,032	826,767

Energy Equipment & Services—(Continued)
Exterran Corp. (a)	97,600	1,644,560
RPC, Inc. (b)	116,100	1,324,701

		9,044,879

Entertainment—1.3%
Live Nation Entertainment, Inc. (a)	155,631	9,888,794
Take-Two Interactive Software, Inc. (a)	87,816	8,287,196

		18,175,990

Equity Real Estate Investment Trusts—3.2%
Americold Realty Trust	164,959	5,032,899
CoreSite Realty Corp.	61,970	6,632,030
CubeSmart	124,371	3,984,847
CyrusOne, Inc.	111,255	5,834,212
Empire State Realty Trust, Inc. - Class A	73,238	1,157,160
Equity Lifestyle Properties, Inc.	57,744	6,600,139
First Industrial Realty Trust, Inc.	162,314	5,739,423
PS Business Parks, Inc.	23,211	3,640,181
Terreno Realty Corp.	121,817	5,121,187

		43,742,078

Food & Staples Retailing—1.6%
Casey’s General Stores, Inc.	65,693	8,459,287
Performance Food Group Co. (a)	211,784	8,395,118
Sprouts Farmers Market, Inc. (a) (b)	212,400	4,575,096

		21,429,501

Food Products—1.4%
J&J Snack Foods Corp. (b)	41,332	6,565,175
John B Sanfilippo & Son, Inc.	32,995	2,371,351
Post Holdings, Inc. (a)	67,025	7,332,535
TreeHouse Foods, Inc. (a) (b)	55,344	3,572,455

		19,841,516

Health Care Equipment & Supplies—4.9%
Avanos Medical, Inc. (a) (b)	53,988	2,304,208
Cantel Medical Corp. (b)	77,014	5,151,466
Cooper Cos., Inc. (The)	15,629	4,628,841
Globus Medical, Inc. - Class A (a)	97,300	4,807,593
Haemonetics Corp. (a) (b)	62,169	5,438,544
ICU Medical, Inc. (a)	41,962	10,042,765
Inogen, Inc. (a) (b)	23,234	2,215,827
LivaNova plc (a)	57,400	5,582,150
Masimo Corp. (a)	69,684	9,635,904
Natus Medical, Inc. (a) (b)	29,672	753,075
NuVasive, Inc. (a)	79,685	4,525,311
Penumbra, Inc. (a) (b)	37,169	5,464,215
West Pharmaceutical Services, Inc.	64,473	7,104,925

		67,654,824

Health Care Providers & Services—4.0%
Addus HomeCare Corp. (a)	59,716	3,797,340
BioTelemetry, Inc. (a)	73,877	4,626,178
Chemed Corp.	26,700	8,545,869

BHFTII-255

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Corvel Corp. (a)	31,449	$2,051,733
Encompass Health Corp.	80,509	4,701,726
Ensign Group, Inc. (The)	143,100	7,325,289
Molina Healthcare, Inc. (a)	89,465	12,700,451
U.S. Physical Therapy, Inc. (b)	47,758	5,016,023
WellCare Health Plans, Inc. (a)	25,782	6,954,694

		55,719,303

Health Care Technology—1.0%
Omnicell, Inc. (a)	85,722	6,929,767
Tabula Rasa HealthCare, Inc. (a) (b)	44,400	2,505,048
Veeva Systems, Inc. - Class A (a)	37,462	4,752,429

		14,187,244

Hotels, Restaurants & Leisure—5.2%
Boyd Gaming Corp.	207,600	5,679,936
Cheesecake Factory, Inc. (The) (b)	54,949	2,688,105
Choice Hotels International, Inc. (b)	46,068	3,581,326
Churchill Downs, Inc. (b)	98,518	8,892,235
Denny’s Corp. (a)	300,519	5,514,524
Domino’s Pizza, Inc.	23,562	6,081,352
Hilton Grand Vacations, Inc. (a)	140,683	4,340,071
Marriott Vacations Worldwide Corp.	16,012	1,497,122
Papa John’s International, Inc. (b)	86,600	4,585,470
Penn National Gaming, Inc. (a) (b)	226,165	4,545,916
Ruth’s Hospitality Group, Inc.	163,300	4,178,847
Six Flags Entertainment Corp. (b)	59,859	2,954,042
Texas Roadhouse, Inc.	122,500	7,618,275
Vail Resorts, Inc.	44,681	9,709,181

		71,866,402

Household Durables—0.5%
Helen of Troy, Ltd. (a) (b)	63,676	7,383,869

Independent Power and Renewable Electricity Producers—0.4%
Ormat Technologies, Inc. (b)	87,290	4,814,043

Insurance—1.1%
Heritage Insurance Holdings, Inc.	57,817	844,128
Primerica, Inc.	89,409	10,921,310
Universal Insurance Holdings, Inc.	99,000	3,069,000

		14,834,438

Internet & Direct Marketing Retail—0.5%
Liberty Expedia Holdings, Inc. - Class A (a)	70,475	3,016,330
Shutterfly, Inc. (a)	37,961	1,542,735
Stamps.com, Inc. (a) (b)	35,476	2,888,101

		7,447,166

IT Services—5.6%
Booz Allen Hamilton Holding Corp.	204,745	11,903,874
Broadridge Financial Solutions, Inc.	65,263	6,767,120
Cardtronics plc - Class A (a) (b)	107,572	3,827,412
CoreLogic, Inc. (a)	127,930	4,766,672
Euronet Worldwide, Inc. (a)	99,998	14,258,715

IT Services—(Continued)
Gartner, Inc. (a) (b)	32,261	4,893,349
GTT Communications, Inc. (a) (b)	71,900	2,494,930
Jack Henry & Associates, Inc.	21,262	2,949,890
MAXIMUS, Inc.	127,534	9,052,363
Science Applications International Corp.	62,519	4,810,837
Travelport Worldwide, Ltd. (b)	193,289	3,040,436
WEX, Inc. (a)	46,674	8,960,941

		77,726,539

Leisure Products—0.3%
Brunswick Corp.	85,646	4,310,563

Life Sciences Tools & Services—2.6%
Bio-Rad Laboratories, Inc. - Class A (a)	19,995	6,112,072
Bruker Corp. (b)	55,000	2,114,200
Cambrex Corp. (a)	80,963	3,145,412
Charles River Laboratories International, Inc. (a)	69,520	10,097,780
Medpace Holdings, Inc. (a)	36,800	2,170,096
PRA Health Sciences, Inc. (a)	92,362	10,186,605
Syneos Health, Inc. (a) (b)	45,886	2,375,059

		36,201,224

Machinery—3.6%
Chart Industries, Inc. (a)	18,862	1,707,388
Douglas Dynamics, Inc.	91,790	3,494,445
Graco, Inc.	137,996	6,833,562
IDEX Corp.	21,173	3,212,791
John Bean Technologies Corp. (b)	50,061	4,600,105
Lincoln Electric Holdings, Inc.	32,772	2,748,588
Lydall, Inc. (a)	85,808	2,013,056
Middleby Corp. (The) (a) (b)	19,998	2,600,340
Milacron Holdings Corp. (a)	95,159	1,077,200
Nordson Corp. (b)	34,294	4,544,641
Standex International Corp.	15,402	1,130,507
Toro Co. (The)	131,085	9,023,891
Woodward, Inc.	63,657	6,040,413

		49,026,927

Media—2.0%
Cable One, Inc.	12,000	11,776,560
GCI Liberty, Inc. - Class A (a) (b)	99,614	5,539,535
Gray Television, Inc. (a)	171,054	3,653,713
MSG Networks, Inc. - Class A (a) (b)	174,682	3,799,333
Nexstar Media Group, Inc. - Class A (b)	27,200	2,947,664

		27,716,805

Metals & Mining—0.2%
Worthington Industries, Inc.	54,116	2,019,609

Oil, Gas & Consumable Fuels—1.8%
Centennial Resource Development, Inc. - Class A (a) (b)	278,227	2,445,615
Matador Resources Co. (a) (b)	254,134	4,912,410
PBF Energy, Inc. - Class A	162,800	5,069,592
PDC Energy, Inc. (a) (b)	107,178	4,360,001
WPX Energy, Inc. (a)	585,858	7,680,599

		24,468,217

BHFTII-256

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Personal Products—0.1%
Nu Skin Enterprises, Inc. - Class A	23,002	$1,100,876

Pharmaceuticals—2.2%
Aerie Pharmaceuticals, Inc. (a) (b)	44,612	2,119,070
Assertio Therapeutics, Inc. (a)	150,974	765,438
Catalent, Inc. (a)	167,570	6,801,666
Innoviva, Inc. (a)	95,630	1,341,689
Jazz Pharmaceuticals plc (a)	11,791	1,685,524
MyoKardia, Inc. (a) (b)	41,691	2,167,515
Nektar Therapeutics (a) (b)	48,916	1,643,578
Pacira Pharmaceuticals, Inc. (a)	33,107	1,260,052
Phibro Animal Health Corp. - Class A	77,841	2,568,753
Prestige Consumer Healthcare, Inc. (a) (b)	131,778	3,941,480
Supernus Pharmaceuticals, Inc. (a)	96,366	3,376,665
TherapeuticsMD, Inc. (a) (b)	211,810	1,031,515
Theravance Biopharma, Inc. (a) (b)	61,814	1,401,323
WAVE Life Sciences, Ltd. (a) (b)	21,287	827,000

		30,931,268

Professional Services—2.4%
ASGN, Inc. (a)	109,600	6,958,504
Exponent, Inc.	135,554	7,824,177
Insperity, Inc.	82,364	10,185,132
TransUnion	111,245	7,435,616

		32,403,429

Real Estate Management & Development—0.1%
Kennedy-Wilson Holdings, Inc. (b)	65,953	1,410,735

Road & Rail—1.0%
Landstar System, Inc. (b)	58,189	6,365,295
Old Dominion Freight Line, Inc.	48,146	6,951,801

		13,317,096

Semiconductors & Semiconductor Equipment—4.6%
Advanced Energy Industries, Inc. (a)	66,144	3,286,034
Cabot Microelectronics Corp.	35,083	3,927,893
Cirrus Logic, Inc. (a) (b)	88,274	3,713,687
Entegris, Inc.	173,200	6,181,508
Ichor Holdings, Ltd. (a) (b)	57,300	1,293,834
Integrated Device Technology, Inc. (a)	124,372	6,092,984
MaxLinear, Inc. (a) (b)	229,189	5,851,195
Mellanox Technologies, Ltd. (a)	92,100	10,900,956
MKS Instruments, Inc.	88,700	8,253,535
Monolithic Power Systems, Inc.	24,000	3,251,760
Nanometrics, Inc. (a)	96,663	2,984,953
Versum Materials, Inc.	148,309	7,461,426

		63,199,765

Software—9.2%
ACI Worldwide, Inc. (a)	181,569	5,968,173
Aspen Technology, Inc. (a)	90,995	9,487,139
Blackbaud, Inc. (b)	94,224	7,512,480
Ceridian HCM Holding, Inc. (a)	39,700	2,036,610
CommVault Systems, Inc. (a)	81,271	5,261,485

Software—(Continued)
CyberArk Software, Ltd. (a)	33,600	4,000,080
Descartes Systems Group, Inc. (The) (a)	75,558	2,748,800
Envestnet, Inc. (a) (b)	116,588	7,623,689
Fair Isaac Corp. (a)	59,468	16,153,293
Fortinet, Inc. (a)	56,233	4,721,885
j2 Global, Inc. (b)	46,266	4,006,636
LogMeIn, Inc.	33,682	2,697,928
Manhattan Associates, Inc. (a) (b)	79,223	4,365,980
Pegasystems, Inc.	99,395	6,460,675
Proofpoint, Inc. (a)	60,701	7,370,922
PTC, Inc. (a) (b)	57,568	5,306,618
Qualys, Inc. (a) (b)	78,200	6,470,268
RealPage, Inc. (a) (b)	122,763	7,450,486
SS&C Technologies Holdings, Inc.	153,865	9,799,662
Tyler Technologies, Inc. (a)	35,251	7,205,304

		126,648,113

Specialty Retail—1.5%
Aaron’s, Inc.	33,861	1,781,088
Burlington Stores, Inc. (a) (b)	76,729	12,021,900
Children’s Place, Inc. (The) (b)	21,892	2,129,654
Murphy USA, Inc. (a)	61,120	5,233,094

		21,165,736

Technology Hardware, Storage & Peripherals—0.2%
NCR Corp. (a)	111,550	3,044,200

Textiles, Apparel & Luxury Goods—0.7%
Carter’s, Inc. (b)	40,672	4,099,331
Steven Madden, Ltd.	180,613	6,111,944

		10,211,275

Thrifts & Mortgage Finance—0.3%
MGIC Investment Corp. (a)	165,371	2,181,243
Radian Group, Inc.	124,182	2,575,535

		4,756,778

Trading Companies & Distributors—0.7%
Beacon Roofing Supply, Inc. (a) (b)	59,350	1,908,696
Univar, Inc. (a)	132,508	2,936,377
Watsco, Inc.	31,080	4,450,967

		9,296,040

Total Common Stocks (Cost $1,011,967,684)		1,378,674,906

Short-Term Investment—0.2%

Mutual Fund—0.2%
T. Rowe Price Government Reserve Fund (c)	2,893,870	2,893,870

Total Short-Term Investments (Cost $2,893,870)		2,893,870

BHFTII-257

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (d)—19.8%

Security Description	Principal Amount*	Value

Bank Note—0.2%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (e)	2,000,000	$2,000,000

Certificates of Deposit—11.6%
ABN AMRO Bank NV Zero Coupon, 07/05/19	3,964,930	3,972,080
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (e)	2,000,000	2,000,710
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (e)	4,000,000	4,003,864
Bank of Nova Scotia 2.860%, SOFR + 0.430%, 05/16/19 (e)	7,000,000	6,999,995
Barclays Bank plc 2.950%, 08/02/19	2,000,000	2,000,540
BNP Paribas S.A. New York
2.624%, 1M LIBOR + 0.140%, 09/16/19 (e)	2,000,000	1,999,988
2.784%, 3M LIBOR + 0.050%, 11/06/19 (e)	2,000,000	2,000,000
Canadian Imperial Bank of Commerce
2.734%, 1M LIBOR + 0.250%, 10/15/19 (e)	7,000,000	7,005,740
2.752%, 1M LIBOR + 0.270%, 07/19/19 (e)	4,000,000	4,002,444
Chiba Bank, Ltd. 2.580%, 06/03/19	1,000,000	999,937
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (e)	4,000,000	4,000,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (e)	500,000	500,123
Cooperative Rabobank UA 2.933%, 3M LIBOR + 0.150%, 01/08/20 (e)	4,500,000	4,501,993
Credit Agricole S.A.
2.698%, 1M LIBOR + 0.210%, 12/20/19 (e)	10,000,000	10,000,520
2.807%, 1M LIBOR + 0.320%, 05/21/19 (e)	4,000,000	4,001,032
Credit Industriel et Commercial 2.887%, 3M LIBOR + 0.090%, 10/15/19 (e)	5,000,000	5,001,815
Credit Suisse AG 2.620%, 04/01/19	10,000,000	10,000,140
HSBC Bank USA, N.A. 2.738%, 3M LIBOR, 08/05/19 (e)	3,000,000	2,999,731
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	3,000,000	3,000,252
KBC Bank NV Zero Coupon, 04/23/19	4,965,732	4,992,900
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 06/21/19	1,986,648	1,988,244
Mizuho Bank, Ltd. Zero Coupon, 05/28/19	4,966,855	4,979,238
Mizuho Bank, Ltd., New York
2.789%, 1M LIBOR + 0.300%, 05/01/19 (e)	2,000,000	2,000,394
2.908%, 04/03/19	1,001,593	999,913
Nationwide Building Society Zero Coupon, 06/24/19	2,972,276	2,981,067
Natixis New York 2.788%, 3M LIBOR + 0.090%, 05/10/19 (e)	3,000,000	3,000,642
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (e)	5,000,000	5,002,810
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (e)	3,000,000	3,000,198

Certificates of Deposit—(Continued)
Societe Generale
2.863%, 3M LIBOR + 0.200%, 08/21/19 (e)	5,005,769	5,002,840
2.899%, 3M LIBOR + 0.160%, 05/07/19 (e)	4,000,000	4,001,008
Standard Chartered plc 2.660%, 08/23/19	6,000,000	6,001,068
State Street Bank and Trust
2.754%, 1M LIBOR + 0.270%, 05/15/19 (e)	8,000,000	8,001,832
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (e)	3,000,000	3,000,114
Sumitomo Mitsui Banking Corp., New York 2.651%, 1M LIBOR + 0.170%, 08/07/19 (e)	3,000,053	3,000,528
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/20/19	3,962,268	3,985,520
2.600%, 07/05/19	7,000,000	7,000,357
2.904%, 3M LIBOR + 0.100%, 07/08/19 (e)	3,000,000	2,999,994
Svenska Handelsbanken AB 2.873%, 1M LIBOR + 0.380%, 12/10/19 (e)	2,000,000	2,003,516
Wells Fargo Bank N.A. 2.975%, 3M LIBOR + 0.210%, 10/25/19 (e)	1,500,000	1,500,000
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (e)	6,000,000	5,999,966

		160,433,053

Commercial Paper—4.6%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (e)	4,000,000	4,000,052
Bank of China, Ltd. 2.890%, 04/17/19	5,956,650	5,991,474
Barton Capital S.A. 2.650%, 05/02/19	1,986,750	1,995,160
China Construction Bank Corp.
2.840%, 04/29/19	3,970,338	3,991,160
2.860%, 04/18/19	4,964,250	4,992,905
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (e)	2,000,000	2,000,000
Industrial & Commercial Bank of China, Corp.
2.880%, 04/18/19	4,964,000	4,992,605
2.920%, 04/15/19	4,961,878	4,993,720
ING Funding LLC 2.778%, 3M LIBOR + 0.040%, 11/04/19 (e)	5,000,000	5,000,695
Matchpoint Finance plc
2.450%, 04/01/19	1,999,592	1,999,562
2.890%, 05/08/19	3,941,879	3,988,236
Sheffield Receivables Co. 2.900%, SOFR + 0.470%, 05/30/19 (e)	5,000,000	5,000,000
Toronto-Dominion Bank 2.832%, 1M LIBOR + 0.350%, 11/05/19 (e)	7,000,000	7,009,772
Toyota Motor Credit Corp. 2.620%, 08/29/19	6,909,828	6,923,805
Westpac Banking Corp. 2.809%, 3M LIBOR + 0.070%, 08/07/19 (e)	1,000,000	1,000,396

		63,879,542

BHFTII-258

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—2.8%
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $7,558,946; collateralized by various Common Stock with an aggregate market value of $8,252,070.	7,500,000	$7,500,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $1,002,722; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $501,361; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $2,000,458; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $3,245,679; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $3,309,897.	3,244,997	3,244,997
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $4,635,433; collateralized by various Common Stock with an aggregate market value of $5,060,000.	4,600,000	4,600,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $907,132; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $964,220.	900,000	900,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $2,001,011; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $2,165,928.	2,000,000	2,000,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $1,500,758; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $1,624,446.	1,500,000	1,500,000
Societe Generale
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $1,000,494; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,112,202.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $2,201,087; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $2,446,844.	2,200,000	2,200,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $12,166,006; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $13,524,372.	12,160,000	12,160,000

		38,604,997

Time Deposits—0.6%
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	2,000,000	2,000,000
DZ Bank AG New York 2.430%, 04/01/19	1,000,000	1,000,000
Natixis New York 2.400%, 04/01/19	2,000,000	2,000,000
Nordea Bank New York
2.350%, 04/01/19	1,000,000	1,000,000
Skandi New York 2.380%, 04/01/19	2,000,000	2,000,000

		8,000,000

Total Securities Lending Reinvestments (Cost $272,877,286)		272,917,592

Total Investments—120.0% (Cost $1,287,738,840)		1,654,486,368
Other assets and liabilities (net)—(20.0)%		(275,339,986)

Net Assets—100.0%		$1,379,146,382

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $271,382,721 and the collateral received consisted of cash in the amount of $272,586,286 and non-cash collateral with a value of $2,689,807. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.

BHFTII-259

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,378,674,906	$—	$—	$1,378,674,906
Total Short-Term Investment*	2,893,870	—	—	2,893,870
Total Securities Lending Reinvestments*	—	272,917,592	—	272,917,592
Total Investments	$1,381,568,776	$272,917,592	$—	$1,654,486,368

Collateral for Securities Loaned (Liability)	$—	$(272,586,286)	$—	$(272,586,286)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-260

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—95.9% of Net Assets

Security Description	Shares	Value

Chemicals—7.8%
CF Industries Holdings, Inc.	918,800	$37,560,544
DowDuPont, Inc.	212,200	11,312,382
Nutrien, Ltd. (a)	801,423	42,283,078

		91,156,004

Electrical Equipment—1.4%
Sunrun, Inc. (a) (b)	1,131,300	15,906,078

Energy Equipment & Services—6.4%
Halliburton Co.	199,500	5,845,350
Nabors Industries, Ltd. (a)	951,200	3,272,128
Patterson-UTI Energy, Inc. (a)	935,000	13,108,700
ProPetro Holding Corp. (a) (b)	1,458,600	32,876,844
Schlumberger, Ltd.	133,500	5,816,595
Transocean, Ltd. (a) (b)	1,123,500	9,785,685
Weatherford International plc (a) (b)	5,005,800	3,494,048

		74,199,350

Equity Real Estate Investment Trusts—1.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	754,143	19,336,227

Food Products—3.1%
Bunge, Ltd.	190,100	10,088,607
Tyson Foods, Inc. - Class A	373,500	25,932,105

		36,020,712

Independent Power and Renewable Electricity Producers—0.5%
Ormat Technologies, Inc. (a)	109,600	6,044,440

Machinery—0.6%
Chart Industries, Inc. (a) (b)	72,000	6,517,440

Marine—1.7%
Kirby Corp. (a) (b)	261,331	19,628,571

Metals & Mining—33.5%
Agnico Eagle Mines, Ltd. (U.S. Listed Shares)	744,533	32,387,186
Anglo American plc	674,200	18,101,912
Barrick Gold Corp.	3,477,620	47,678,170
First Quantum Minerals, Ltd.	4,300,700	48,756,392
Glencore plc (b)	13,057,857	54,308,807
Goldcorp, Inc.	596,700	6,826,248
IAMGOLD Corp. (b)	1,691,100	5,868,117
KAZ Minerals plc	1,387,386	11,864,345
Kinross Gold Corp. (b)	3,590,600	12,351,664
Newmont Mining Corp. (a)	889,700	31,824,569
Rio Tinto plc (ADR) (a)	704,500	41,459,825
Steel Dynamics, Inc.	621,700	21,927,359
Teck Resources, Ltd. - Class B	2,484,400	57,588,392

		390,942,986

Oil, Gas & Consumable Fuels—37.0%
Anadarko Petroleum Corp.	426,900	19,415,412
Cabot Oil & Gas Corp. (a)	435,000	11,353,500
Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels—(Continued)
Cimarex Energy Co. (a)	381,500	26,666,850
CNX Resources Corp. (a) (b)	1,767,600	19,037,052
Concho Resources, Inc. (a)	444,629	49,336,034
Diamondback Energy, Inc. (a)	565,806	57,446,283
Encana Corp.	4,743,193	34,340,717
EOG Resources, Inc.	338,800	32,246,984
Golar LNG, Ltd. (a)	1,064,000	22,439,760
Green Plains, Inc. (a)	397,200	6,625,296
Parsley Energy, Inc. - Class A (b)	1,945,800	37,553,940
PBF Energy, Inc. - Class A (a)	236,300	7,358,382
PDC Energy, Inc. (a) (b)	605,900	24,648,012
Pioneer Natural Resources Co.	335,300	51,059,484
Viper Energy Partners LP	507,400	16,825,384
WPX Energy, Inc. (a) (b)	1,120,700	14,692,377

		431,045,467

Paper & Forest Products—1.0%
Louisiana-Pacific Corp. (a)	480,500	11,714,590

Semiconductors & Semiconductor Equipment—1.3%
SolarEdge Technologies, Inc. (a) (b)	404,000	15,222,720

Total Common Stocks (Cost $1,134,773,186)		1,117,734,585

Short-Term Investment—3.2%

Mutual Fund—3.2%
AIM STIT-STIC Prime Portfolio	37,527,476	37,527,476

Total Short-Term Investments (Cost $37,527,476)		37,527,476

Securities Lending Reinvestments (c)—23.5%

Bank Note—0.2%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (d)	2,000,000	2,000,000

Certificates of Deposit—11.2%
ABN AMRO Bank NV Zero Coupon, 07/05/19	3,964,930	3,972,080
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (d)	5,000,000	5,004,830
Bank of Nova Scotia
2.860%, SOFR + 0.430%, 05/16/19 (d)	3,000,000	2,999,998
2.967%, 3M LIBOR + 0.170%, 01/09/20 (d)	5,000,000	5,000,280
Barclays Bank plc 2.950%, 08/02/19	3,000,000	3,000,810
BNP Paribas S.A. New York
2.624%, 1M LIBOR + 0.140%, 09/16/19 (d)	3,500,000	3,499,979
2.784%, 3M LIBOR + 0.050%, 11/06/19 (d)	2,000,000	2,000,000
Canadian Imperial Bank of Commerce
2.734%, 1M LIBOR + 0.250%, 10/15/19 (d)	5,000,000	5,004,100
2.752%, 1M LIBOR + 0.270%, 07/19/19 (d)	3,000,000	3,001,833

BHFTII-261

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Chiba Bank, Ltd. 2.580%, 06/03/19	2,000,000	$1,999,874
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (d)	4,000,000	4,000,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (d)	2,000,000	2,000,492
Cooperative Rabobank UA 2.995%, 3M LIBOR + 0.200%, 04/05/19 (d)	1,000,000	1,000,067
Credit Agricole S.A. 2.698%, 1M LIBOR + 0.210%, 12/20/19 (d)	5,000,000	5,000,260
HSBC Bank USA, N.A. 2.738%, 3M LIBOR + 0.000%, 08/05/19 (d)	6,000,000	5,999,461
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	3,000,000	3,000,252
KBC Bank NV Zero Coupon, 04/23/19	2,979,439	2,995,740
Mizuho Bank, Ltd. Zero Coupon, 05/28/19	993,371	995,848
Mizuho Bank, Ltd., New York 2.789%, 1M LIBOR + 0.300%, 05/01/19 (d)	2,000,000	2,000,394
Nationwide Building Society Zero Coupon, 06/24/19	3,963,035	3,974,755
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,002,810
Shizuoka Bank, Ltd. 2.600%, 05/07/19	2,000,000	2,000,090
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (d)	6,000,000	6,000,396
Societe Generale
2.863%, 3M LIBOR + 0.200%, 08/21/19 (d)	1,351,558	1,350,767
2.899%, 3M LIBOR + 0.160%, 05/07/19 (d)	2,000,000	2,000,504
Standard Chartered plc 2.660%, 08/23/19	4,000,000	4,000,712
State Street Bank and Trust 2.754%, 1M LIBOR + 0.270%, 05/15/19 (d)	5,000,000	5,001,145
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (d)	6,000,000	6,000,228
Sumitomo Mitsui Banking Corp., New York 2.692%, 1M LIBOR + 0.210%, 05/17/19 (d)	4,000,000	4,000,624
Sumitomo Mitsui Trust Bank, Ltd. 2.600%, 07/05/19	7,000,000	7,000,357
Svenska Handelsbanken AB
2.799%, 1M LIBOR + 0.300%, 10/31/19 (d)	2,000,000	2,002,266
2.851%, 3M LIBOR + 0.100%, 04/30/19 (d)	1,500,000	1,500,405
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	2,000,000	2,001,028
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (d)	1,000,000	1,000,410
Wells Fargo Bank N.A.
2.939%, 3M LIBOR + 0.140%, 07/11/19 (d)	8,500,000	8,499,332
2.975%, 3M LIBOR + 0.210%, 10/25/19 (d)	3,000,000	3,000,000
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (d)	4,000,000	3,999,977

		130,812,104

Commercial Paper—3.4%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (d)	2,000,000	2,000,026
Bank of China, Ltd.
2.890%, 04/17/19	1,985,550	1,997,158
2.890%, 04/18/19	2,482,740	2,496,255
China Construction Bank Corp.
2.840%, 04/29/19	2,977,753	2,993,370
2.860%, 04/18/19	992,850	998,581
Fairway Finance Corp. 2.600%, 05/07/19	1,986,711	1,994,446
Industrial & Commercial Bank of China, Corp. 2.920%, 04/15/19	3,969,502	3,994,976
ING Funding LLC 2.778%, 3M LIBOR + 0.040%, 11/04/19 (d)	5,000,000	5,000,695
LMA S.A. & LMA Americas, Corp. 2.750%, 08/05/19	1,972,194	1,981,004
Matchpoint Finance plc 2.890%, 05/08/19	2,956,409	2,991,177
Toronto-Dominion Bank 2.832%, 1M LIBOR + 0.350%, 11/05/19 (d)	5,000,000	5,006,980
Toyota Motor Credit Corp. 2.620%, 08/29/19	2,961,355	2,967,345
Westpac Banking Corp. 2.766%, 1M LIBOR + 0.280%, 05/24/19 (d)	5,000,000	5,002,135

		39,424,148

Repurchase Agreements—6.0%
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $10,078,594; collateralized by various Common Stock with an aggregate market value of $11,002,760.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $1,002,722; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $2,005,444; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $500,102; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $510,000.	500,000	500,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $500,117; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $510,000.	500,000	500,000

BHFTII-262

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $900,188; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $918,000.	900,000	$900,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $7,001,604; collateralized by various Common Stock with an aggregate market value of $7,700,002.	7,000,000	7,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $8,682,204; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $8,853,988.	8,680,381	8,680,381
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $4,202,894; collateralized by various Common Stock with an aggregate market value of $4,400,003.	4,000,000	4,000,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $806,162; collateralized by various Common Stock with an aggregate market value of $880,000.	800,000	800,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $2,922,980; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $3,106,932.	2,900,000	2,900,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $2,301,163; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $2,490,817.	2,300,000	2,300,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $20,010,111; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $21,659,279.	20,000,000	20,000,000
Nomura Securities International, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $5,001,063; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/11/19 - 11/15/48, and an aggregate market value of $5,100,000.	5,000,000	5,000,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $4,080,878; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $4,448,807.	4,000,000	4,000,000

		69,580,381

Time Deposits—2.7%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	1,000,000	1,000,000
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	5,000,000	5,000,000
DNB Bank ASA 2.350%, 04/01/19	6,000,000	6,000,000
Natixis New York 2.400%, 04/01/19	10,000,000	10,000,000
Skandi New York 2.380%, 04/01/19	2,000,000	2,000,000
Svenska, New York 2.360%, 04/01/19	8,000,000	8,000,000

		32,000,000

Total Securities Lending Reinvestments (Cost $273,784,920)		273,816,633

Total Investments—122.6% (Cost $1,446,085,582)		1,429,078,694
Other assets and liabilities (net)—(22.6)%		(263,238,048)

Net Assets—100.0%		$1,165,840,646

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $280,408,010 and the collateral received consisted of cash in the amount of $273,617,779 and non-cash collateral with a value of $15,465,943. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe- keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-263

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$91,156,004	$—	$—	$91,156,004
Electrical Equipment	15,906,078	—	—	15,906,078
Energy Equipment & Services	74,199,350	—	—	74,199,350
Equity Real Estate Investment Trusts	19,336,227	—	—	19,336,227
Food Products	36,020,712	—	—	36,020,712
Independent Power and Renewable Electricity Producers	6,044,440	—	—	6,044,440
Machinery	6,517,440	—	—	6,517,440
Marine	19,628,571	—	—	19,628,571
Metals & Mining	306,667,922	84,275,064	—	390,942,986
Oil, Gas & Consumable Fuels	431,045,467	—	—	431,045,467
Paper & Forest Products	11,714,590	—	—	11,714,590
Semiconductors & Semiconductor Equipment	15,222,720	—	—	15,222,720
Total Common Stocks	1,033,459,521	84,275,064	—	1,117,734,585
Total Short-Term Investment*	37,527,476	—	—	37,527,476
Total Securities Lending Reinvestments*	—	273,816,633	—	273,816,633
Total Investments	$1,070,986,997	$358,091,697	$—	$1,429,078,694

Collateral for Securities Loaned (Liability)	$—	$(273,617,779)	$—	$(273,617,779)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-264

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—59.7% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—0.5%
Harris Corp. 4.854%, 04/27/35	350,000	$376,125
5.054%, 04/27/45 (a)	1,089,000	1,203,220
Northrop Grumman Corp. 2.930%, 01/15/25	8,940,000	8,822,532
3.200%, 02/01/27	3,560,000	3,507,278
Raytheon Co. 3.125%, 10/15/20	30,000	30,306

		13,939,461

Agriculture—0.2%
Altria Group, Inc. 4.400%, 02/14/26	1,000,000	1,029,975
4.800%, 02/14/29	3,500,000	3,611,598
5.375%, 01/31/44	649,000	652,571
Reynolds American, Inc. 4.850%, 09/15/23	1,640,000	1,730,747

		7,024,891

Airlines—0.0%
Air Canada Pass-Through Trust 4.125%, 05/15/25 (144A)	628,261	640,386
American Airlines Pass-Through Trust 5.600%, 07/15/20 (144A)	704,263	714,827
Delta Air Lines Pass-Through Trust 4.950%, 05/23/19	73,513	73,689

		1,428,902

Apparel—0.6%
Hanesbrands, Inc. 4.875%, 05/15/26 (144A) (a)	10,598,000	10,455,987
Levi Strauss & Co. 5.000%, 05/01/25 (a)	3,474,000	3,578,220
William Carter Co. (The) 5.625%, 03/15/27 (144A)	2,910,000	3,008,212

		17,042,419

Auto Manufacturers—0.6%
Allison Transmission, Inc. 5.000%, 10/01/24 (144A) (a)	4,790,000	4,778,025
General Motors Co. 6.600%, 04/01/36	5,134,000	5,377,522
JB Poindexter & Co., Inc. 7.125%, 04/15/26 (144A) (a)	8,691,000	8,715,596

		18,871,143

Auto Parts & Equipment—0.3%
Delphi Technologies plc 5.000%, 10/01/25 (144A)	4,210,000	3,706,905
ZF North America Capital, Inc. 4.750%, 04/29/25 (144A)	4,153,000	4,036,033

		7,742,938

Banks—10.2%
ABN AMRO Bank NV 4.750%, 07/28/25 (144A) (a)	321,000	333,471
Banco Mercantil del Norte S.A. 6.875%, 5Y H15 + 5.035%, 07/06/22 (144A) (b)	800,000	795,008
7.625%, 10Y H15 + 5.353%, 01/10/28 (144A) (b)	800,000	800,000
Banco Santander S.A. 3.800%, 02/23/28	400,000	388,185
3.848%, 04/12/23 (a)	9,800,000	9,887,762
Bank of America Corp. 4.000%, 01/22/25	16,110,000	16,451,000
4.250%, 10/22/26	7,628,000	7,842,814
Barclays Bank plc 7.625%, 11/21/22	16,450,000	17,889,375
Barclays plc 4.972%, 3M LIBOR + 1.902%, 05/16/29 (a) (b)	4,990,000	5,162,883
7.750%, 5Y USD Swap + 4.842%, 09/15/23 (a) (b)	3,650,000	3,656,205
8.000%, 5Y H15 + 5.672%, 06/15/24 (b)	6,660,000	6,809,850
BBVA Bancomer S.A. 5.125%, 5Y H15 + 2.650%, 01/18/33 (144A) (b)	16,480,000	15,153,360
BNP Paribas S.A. 4.375%, 05/12/26 (144A) (a)	7,680,000	7,807,710
7.625%, 5Y USD Swap + 6.314%, 03/30/21 (144A) (b)	2,850,000	2,988,937
BPCE S.A. 4.875%, 04/01/26 (144A) (a)	12,000,000	12,352,564
5.150%, 07/21/24 (144A)	420,000	438,529
CIT Group, Inc. 6.125%, 03/09/28 (a)	1,760,000	1,958,000
Citigroup, Inc. 4.050%, 07/30/22	110,000	113,321
4.450%, 09/29/27	11,094,000	11,412,464
Cooperative Rabobank UA 3.750%, 07/21/26	4,210,000	4,155,098
4.375%, 08/04/25	1,470,000	1,516,279
4.625%, 12/01/23	5,870,000	6,135,122
11.000%, 3M LIBOR + 10.868%, 06/30/19 (144A) (b)	415,000	422,781
Credit Agricole S.A. 6.500%, 5Y EUR Swap + 5.120%, 06/23/21 (EUR) (b)	2,735,000	3,281,942
7.875%, 5Y USD Swap + 4.898%, 01/23/24 (144A) (a) (b)	1,750,000	1,878,132
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (b)	7,050,000	7,918,222
8.375%, 3M LIBOR + 6.982%, 10/13/19 (144A) (b)	640,000	656,000
Credit Suisse Group AG 7.250%, 5Y USD ICE Swap + 4.332%, 09/12/25 (144A) (b)	650,000	652,438
7.500%, 5Y EUR Swap + 4.60%, 07/17/23 (144A) (b)	3,390,000	3,487,462
7.500%, 5Y USD Swap + 4.598%, 12/11/23 (144A) (b)	4,365,000	4,615,743
Danske Bank A/S 5.000%, 01/12/22 (144A)	2,040,000	2,089,187
5.375%, 01/12/24 (144A)	2,000,000	2,080,863
Goldman Sachs Group, Inc. 3.500%, 11/16/26	2,920,000	2,883,378
4.000%, 03/03/24	1,510,000	1,556,127
4.250%, 10/21/25	8,890,000	9,106,040
5.250%, 07/27/21	1,330,000	1,397,250
6.750%, 10/01/37	2,000,000	2,448,276
HSBC Holdings plc
3.900%, 05/25/26	10,850,000	10,994,107

BHFTII-265

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
HSBC Holdings plc
4.583%, 3M LIBOR + 1.534%, 06/19/29 (a) (b)	2,650,000	$2,788,696
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (b)	4,430,000	4,392,345
6.250%, 5Y EUR Swap + 3.453%, 03/23/23 (a) (b)	1,660,000	1,657,925
6.500%, 5Y USD ICE Swap + 3.606%, 03/23/28 (b)	3,770,000	3,732,300
Intesa Sanpaolo S.p.A. 3.125%, 07/14/22 (144A)	1,970,000	1,918,877
3.375%, 01/12/23 (144A)	1,900,000	1,855,308
5.017%, 06/26/24 (144A)	2,440,000	2,359,168
5.710%, 01/15/26 (144A)	19,740,000	19,282,653
6.500%, 02/24/21 (144A)	1,175,000	1,231,867
JPMorgan Chase & Co. 3.625%, 12/01/27 (a)	6,430,000	6,396,549
3.875%, 09/10/24	2,722,000	2,792,278
Lloyds Banking Group plc 4.582%, 12/10/25	3,011,000	3,048,136
4.650%, 03/24/26	3,920,000	3,968,516
6.375%, 5Y EUR Swap + 5.290%, 06/27/20 (EUR) (b)	5,450,000	6,283,532
7.500%, 5Y USD Swap + 4.760%, 06/27/24 (a) (b)	3,580,000	3,687,400
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A)	3,200,000	3,272,435
6.250%, 01/14/21 (144A) (a)	400,000	421,693
Morgan Stanley
4.000%, 07/23/25	1,165,000	1,199,824
4.100%, 05/22/23	1,000,000	1,027,196
4.875%, 11/01/22	250,000	263,946
Royal Bank of Scotland Group plc 4.800%, 04/05/26	400,000	415,819
5.125%, 05/28/24	2,870,000	2,945,412
6.000%, 12/19/23	875,000	934,472
6.100%, 06/10/23	780,000	828,700
8.625%, 5Y USD Swap + 7.598%, 08/15/21 (a) (b)	2,890,000	3,077,850
Santander Holdings USA, Inc. 4.500%, 07/17/25	570,000	587,783
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A) (a)	10,031,000	9,957,142
7.375%, 5Y GBP Swap + 5.543%, 06/24/22 (GBP) (b)	2,620,000	3,510,948
Santander UK plc 7.950%, 10/26/29	272,000	328,960
Standard Chartered plc 3.950%, 01/11/23 (144A)	2,425,000	2,444,360
5.700%, 03/26/44 (144A)	600,000	652,744
UBS AG 7.625%, 08/17/22	2,850,000	3,134,800
UBS Group Funding Switzerland AG 4.253%, 03/23/28 (144A)	2,950,000	3,070,378
7.000%, 5Y USD ICE Swap + 4.344%, 01/31/24 (144A) (b)	3,600,000	3,654,108
UniCredit S.p.A. 7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (b)	6,200,000	6,253,545
Wells Fargo & Co. 4.300%, 07/22/27	10,990,000	11,437,804
Wells Fargo Capital X 5.950%, 12/01/36	90,000	99,000

		314,430,354

Beverages—0.7%
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 01/23/49	13,730,000	15,094,987
5.800%, 01/23/59	1,110,000	1,237,381
Constellation Brands, Inc.
4.750%, 12/01/25	140,000	149,349
Cott Holdings, Inc. 5.500%, 04/01/25 (144A) (a)	5,530,000	5,578,388

		22,060,105

Biotechnology—0.2%
Celgene Corp. 3.875%, 08/15/25	1,120,000	1,149,748
5.000%, 08/15/45	800,000	840,994
Gilead Sciences, Inc. 2.550%, 09/01/20	1,675,000	1,672,952
3.500%, 02/01/25	1,795,000	1,831,869
4.600%, 09/01/35 (a)	1,800,000	1,897,767

		7,393,330

Building Materials—0.4%
Standard Industries, Inc. 6.000%, 10/15/25 (144A) (a)	10,500,000	10,994,445

Chemicals—0.2%
Monitchem HoldCo 2 S.A. 6.875%, 06/15/22 (EUR)	3,104,000	3,132,329
Olin Corp. 5.000%, 02/01/30 (a)	3,250,000	3,185,000

		6,317,329

Commercial Services—1.8%
Ashtead Capital, Inc. 4.375%, 08/15/27 (144A)	5,320,000	5,133,800
Brink’s Co. (The) 4.625%, 10/15/27 (144A) (a)	3,420,000	3,308,850
Carriage Services, Inc. 6.625%, 06/01/26 (144A)	5,500,000	5,623,750
Europcar Mobility Group 5.750%, 06/15/22 (EUR)	2,620,000	3,010,285
Hertz Corp. (The) 5.875%, 10/15/20 (a)	4,760,000	4,758,810
Metropolitan Museum of Art (The) 3.400%, 07/01/45	2,025,000	1,980,984
Prime Security Services Borrower LLC / Prime Finance, Inc. 5.250%, 04/15/24 (144A)	1,290,000	1,290,000
5.750%, 04/15/26 (144A)	4,200,000	4,200,000
9.250%, 05/15/23 (144A)	4,142,000	4,349,100
Service Corp. International 7.500%, 04/01/27	682,000	784,300
UBM plc 5.750%, 11/03/20 (144A)	50,000	51,703
United Rentals North America, Inc.
4.625%, 07/15/23 (a)	1,341,000	1,361,953
4.625%, 10/15/25 (a)	760,000	750,500

BHFTII-266

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
United Rentals North America, Inc.
4.875%, 01/15/28 (a)	5,230,000	$5,087,221
5.875%, 09/15/26 (a)	5,000,000	5,168,750
6.500%, 12/15/26	1,940,000	2,041,850
Weight Watchers International, Inc. 8.625%, 12/01/25 (144A) (a)	7,515,000	6,763,500

		55,665,356

Computers—0.4%
Dell International LLC / EMC Corp. 4.420%, 06/15/21 (144A)	12,010,000	12,323,660
Seagate HDD Cayman 4.750%, 06/01/23	465,000	470,433

		12,794,093

Diversified Financial Services—2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, 10/30/20	1,060,000	1,085,164
5.000%, 10/01/21	15,056,000	15,624,692
Ally Financial, Inc. 8.000%, 11/01/31	525,000	651,656
ASP AMC Merger Sub, Inc. 8.000%, 05/15/25 (144A)	9,420,000	4,239,000
Carlyle Holdings II Finance LLC 5.625%, 03/30/43 (144A)	3,370,000	3,318,021
International Lease Finance Corp. 8.625%, 01/15/22	2,500,000	2,840,233
Jerrold Finco plc 6.125%, 01/15/24 (144A) (GBP)	1,780,000	2,324,010
KKR Group Finance Co. II LLC 5.500%, 02/01/43 (144A)	130,000	139,357
LHC3 plc 4.125%, 4.875% PIK, 08/15/24 (EUR) (c)	250,000	283,865
Lions Gate Capital Holdings LLC 5.875%, 11/01/24 (144A) (a)	3,880,000	3,996,400
Navient Corp. 5.000%, 10/26/20	5,811,000	5,890,901
Quicken Loans, Inc. 5.750%, 05/01/25 (144A)	15,600,000	15,639,000
Travelport Corporate Finance plc 6.000%, 03/15/26 (144A)	3,238,000	3,497,040
Visa, Inc. 3.150%, 12/14/25	850,000	864,974

		60,394,313

Electric—1.1%
Enel S.p.A. 7.750%, 5Y GBP Swap + 5.662%, 09/10/75 (GBP) (b)	2,450,000	3,414,372
FirstEnergy Corp. 3.900%, 07/15/27	6,480,000	6,579,957
4.250%, 03/15/23	1,560,000	1,628,005
7.375%, 11/15/31	3,550,000	4,701,658
NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/25 (144A) (d)	2,419,311	2,588,662

Electric—(Continued)
Pacific Gas & Electric Co. 3.250%, 09/15/21	2,473,000	2,256,613
Panoche Energy Center LLC 6.885%, 07/31/29 (144A)	621,902	574,687
Perusahaan Listrik Negara PT 5.500%, 11/22/21	9,750,000	10,249,688
Southern California Edison Co. 3.900%, 03/15/43	1,217,000	1,123,613

		33,117,255

Energy-Alternate Sources—0.0%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A) (d)	1,268,181	1,350,893

Entertainment—0.6%
Scientific Games International, Inc. 10.000%, 12/01/22 (a)	14,360,000	15,113,900
Speedway Motorsports, Inc. 5.125%, 02/01/23	1,302,000	1,311,765
Vue International Bidco plc 7.875%, 07/15/20 (GBP)	2,510,000	3,260,158

		19,685,823

Environmental Control—0.0%
Waste Management, Inc. 3.500%, 05/15/24	890,000	912,384
4.600%, 03/01/21	180,000	186,094
7.375%, 05/15/29	190,000	244,891

		1,343,369

Food—0.3%
Kraft Heinz Foods Co. 3.000%, 06/01/26	340,000	317,891
3.950%, 07/15/25	60,000	60,473
5.000%, 07/15/35	250,000	245,767
5.000%, 06/04/42	130,000	123,217
5.200%, 07/15/45	390,000	376,246
Lamb Weston Holdings, Inc. 4.625%, 11/01/24 (144A) (a)	3,710,000	3,747,100
4.875%, 11/01/26 (144A) (a)	4,870,000	4,936,962

		9,807,656

Forest Products & Paper—0.4%
Resolute Forest Products, Inc. 5.875%, 05/15/23	7,630,000	7,601,388
Suzano Austria GmbH 5.750%, 07/14/26	4,200,000	4,475,520

		12,076,908

Healthcare-Products—0.6%
Becton Dickinson & Co. 3.700%, 06/06/27	8,580,000	8,555,950
Immucor, Inc. 11.125%, 02/15/22 (144A) (a)	7,080,000	7,186,200

BHFTII-267

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Medtronic, Inc. 3.150%, 03/15/22	1,393,000	$1,418,997
3.500%, 03/15/25 (a)	1,730,000	1,786,514

		18,947,661

Healthcare-Services—1.9%
Centene Corp. 5.375%, 06/01/26 (144A) (a)	7,280,000	7,589,400
6.125%, 02/15/24 (a)	4,413,000	4,623,941
DaVita, Inc. 5.000%, 05/01/25 (a)	500,000	479,125
Fresenius Medical Care U.S. Finance II, Inc. 4.750%, 10/15/24 (144A)	700,000	726,879
HCA, Inc. 5.375%, 02/01/25 (a)	6,010,000	6,370,600
5.500%, 06/15/47	12,100,000	12,912,181
5.625%, 09/01/28	10,750,000	11,368,125
Humana, Inc. 4.800%, 03/15/47	800,000	844,283
Magellan Health, Inc. 4.900%, 09/22/24	4,545,000	4,324,568
RegionalCare Hospital Partners Holdings, Inc. 8.250%, 05/01/23 (144A)	4,513,000	4,800,704
Tenet Healthcare Corp. 8.125%, 04/01/22 (a)	4,255,000	4,577,742

		58,617,548

Holding Companies-Diversified—0.1%
Co-operative Group Holdings, Ltd. 7.500%, 07/08/26 (GBP) (e)	2,410,000	3,495,169

Home Builders—0.3%
Lennar Corp. 4.500%, 04/30/24 (a)	4,180,000	4,239,356
4.750%, 11/29/27	5,730,000	5,732,679

		9,972,035

Household Products/Wares—0.0%
Spectrum Brands, Inc. 4.000%, 10/01/26 (EUR)	270,000	307,906

Housewares—0.1%
Newell Brands, Inc. 3.850%, 04/01/23 (a)	1,750,000	1,731,205

Insurance—0.8%
Ambac Assurance Corp. 5.100%, 06/07/20 (144A)	20,207	28,390
Ambac LSNI LLC 7.592%, 3M LIBOR + 5.000%, 02/12/23 (144A) (b)	86,900	87,551
American International Group, Inc. 3.750%, 07/10/25	770,000	771,396
6.250%, 03/15/37	453,000	448,470
AXA S.A. 8.600%, 12/15/30	1,320,000	1,729,200

Insurance—(Continued)
Delphi Financial Group, Inc. 7.875%, 01/31/20	2,190,000	2,272,799
Fidelity & Guaranty Life Holdings, Inc. 5.500%, 05/01/25 (144A)	6,120,000	6,142,950
Liberty Mutual Insurance Co. 7.697%, 10/15/97 (144A)	2,600,000	3,507,092
Massachusetts Mutual Life Insurance Co. 4.900%, 04/01/77 (144A)	6,285,000	6,664,219
Prudential Financial, Inc. 5.625%, 3M LIBOR + 3.920%, 06/15/43 (b)	550,000	572,000
5.875%, 3M LIBOR + 4.175%, 09/15/42 (a) (b)	1,200,000	1,269,000
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 (144A)	1,771,000	1,978,707
6.850%, 12/16/39 (144A)	216,000	297,337

		25,769,111

Internet—0.9%
Booking Holdings, Inc. 3.650%, 03/15/25	1,625,000	1,660,140
Cogent Communications Group, Inc. 5.375%, 03/01/22 (144A) (a)	6,333,000	6,475,492
Match Group, Inc.
5.000%, 12/15/27 (144A) (a)	920,000	926,900
6.375%, 06/01/24 (a)	4,725,000	4,967,156
Netflix, Inc. 6.375%, 05/15/29 (144A) (a)	6,500,000	7,028,125
Tencent Holdings, Ltd. 3.595%, 01/19/28 (144A)	8,110,000	8,008,938

		29,066,751

Iron/Steel—0.4%
Vale Overseas, Ltd.
6.250%, 08/10/26 (a)	3,990,000	4,337,130
6.875%, 11/10/39 (a)	7,980,000	9,137,100

		13,474,230

Leisure Time—0.9%
NCL Corp., Ltd. 4.750%, 12/15/21 (144A) (a)	5,262,000	5,321,198
Silversea Cruise Finance, Ltd. 7.250%, 02/01/25 (144A)	5,285,000	5,715,727
Viking Cruises, Ltd. 5.875%, 09/15/27 (144A) (a)	11,372,000	11,059,270
VOC Escrow, Ltd. 5.000%, 02/15/28 (144A) (a)	6,000,000	5,835,000

		27,931,195

Lodging—0.9%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 04/01/25	1,250,000	1,262,500
4.875%, 04/01/27 (a)	11,970,000	12,104,663
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 10.250%, 11/15/22 (144A)	7,468,000	8,028,100

BHFTII-268

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Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—(Continued)
Sands China, Ltd. 5.125%, 08/08/25	6,800,000	$7,090,604

		28,485,867

Machinery-Diversified—0.2%
Cleaver-Brooks, Inc. 7.875%, 03/01/23 (144A)	4,350,000	4,023,750
MAI Holdings, Inc. 9.500%, 06/01/23	2,550,000	2,422,500

		6,446,250

Media—5.0%
Altice Luxembourg S.A. 7.750%, 05/15/22 (144A) (a)	16,270,000	16,249,662
American Media LLC 10.500%, 12/31/26 (144A)	13,637,886	13,382,176
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 02/01/28 (144A) (a)	3,490,000	3,450,738
5.125%, 05/01/27 (144A) (a)	4,470,000	4,497,937
5.375%, 05/01/25 (144A)	880,000	908,600
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.200%, 03/15/28	8,160,000	8,104,294
4.908%, 07/23/25	9,064,000	9,558,019
5.375%, 04/01/38 (a)	2,050,000	2,063,889
Comcast Corp. 4.700%, 10/15/48	11,430,000	12,448,457
CSC Holdings LLC
6.500%, 02/01/29 (144A)	15,520,000	16,519,100
10.875%, 10/15/25 (144A)	5,667,000	6,542,551
DISH DBS Corp. 7.750%, 07/01/26 (a)	15,165,000	13,193,550
EW Scripps Co. (The) 5.125%, 05/15/25 (144A) (a)	5,810,000	5,534,025
Fox Corp.
4.709%, 01/25/29 (144A)	3,370,000	3,608,065
5.476%, 01/25/39 (144A)	1,040,000	1,153,535
Meredith Corp. 6.875%, 02/01/26 (a)	3,620,000	3,810,050
Time Warner Cable LLC 5.875%, 11/15/40	1,942,000	2,020,627
Univision Communications, Inc.
5.125%, 05/15/23 (144A) (a)	2,540,000	2,413,000
5.125%, 02/15/25 (144A) (a)	7,890,000	7,347,562
6.750%, 09/15/22 (144A)	1,530,000	1,552,950
UPC Holding B.V. 5.500%, 01/15/28 (144A)	5,080,000	5,067,300
UPCB Finance IV, Ltd. 5.375%, 01/15/25 (144A)	2,296,000	2,330,440
Virgin Media Secured Finance plc 5.500%, 01/15/25 (GBP)	4,959,000	6,604,172
5.500%, 08/15/26 (144A) (a)	5,985,000	6,089,737

		154,450,436

Metal Fabricate/Hardware—0.2%
Park-Ohio Industries, Inc. 6.625%, 04/15/27 (a)	6,330,000	6,298,350

Mining—3.5%
Alcoa Nederland Holding B.V. 6.125%, 05/15/28 (144A)	12,912,000	13,299,360
Anglo American Capital plc 4.000%, 09/11/27 (144A)	3,540,000	3,444,178
Barrick Gold Corp. 5.250%, 04/01/42	2,520,000	2,725,078
Barrick North America Finance LLC 5.750%, 05/01/43	8,579,000	9,961,836
BHP Billiton Finance USA, Ltd. 2.875%, 02/24/22	79,000	79,802
6.250%, 5Y USD Swap + 4.971%, 10/19/75 (144A) (b)	2,392,000	2,492,584
6.750%, 5Y USD Swap + 5.093%, 10/19/75 (144A) (b)	8,191,000	9,067,847
First Quantum Minerals, Ltd. 6.500%, 03/01/24 (144A)	2,740,000	2,575,600
7.250%, 04/01/23 (144A) (a)	12,699,000	12,397,399
7.500%, 04/01/25 (144A)	1,730,000	1,662,962
Freeport-McMoRan, Inc. 5.450%, 03/15/43	16,860,000	14,752,669
Glencore Finance Canada, Ltd. 4.250%, 10/25/22 (144A)	788,000	814,228
5.550%, 10/25/42 (144A) (a)	1,000,000	998,670
Glencore Funding LLC 4.000%, 04/16/25 (144A) (a)	6,580,000	6,601,977
HudBay Minerals, Inc. 7.250%, 01/15/23 (144A) (a)	4,950,000	5,117,062
7.625%, 01/15/25 (144A)	2,460,000	2,521,500
Midwest Vanadium Pty, Ltd. 13.250%, 02/15/18 (144A) (d) (f)	932,290	93
Northwest Acquisitions ULC / Dominion Finco, Inc. 7.125%, 11/01/22 (144A)	4,210,000	3,704,800
Teck Resources, Ltd. 5.400%, 02/01/43	4,575,000	4,534,734
6.000%, 08/15/40	1,774,000	1,842,990
Yamana Gold, Inc. 4.950%, 07/15/24	9,130,000	9,384,453

		107,979,822

Miscellaneous Manufacturing—0.5%
General Electric Co. 6.875%, 01/10/39	11,678,000	13,827,971

Oil & Gas—5.8%
Anadarko Finance Co. 7.500%, 05/01/31	80,000	99,957
Anadarko Petroleum Corp. 4.500%, 07/15/44	800,000	755,193
5.550%, 03/15/26	2,250,000	2,455,991
6.450%, 09/15/36	220,000	253,745
Apache Corp. 3.250%, 04/15/22	452,000	452,488
4.250%, 01/15/44	260,000	230,816
4.750%, 04/15/43	7,000,000	6,609,540

BHFTII-269

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Berry Petroleum Co. LLC 7.000%, 02/15/26 (144A)	9,280,000	$9,187,200
BP Capital Markets America, Inc. 3.119%, 05/04/26	2,700,000	2,690,384
Chesapeake Energy Corp. 7.000%, 10/01/24 (a)	2,310,000	2,304,225
8.000%, 06/15/27 (a)	8,930,000	8,796,050
Covey Park Energy LLC / Covey Park Finance Corp. 7.500%, 05/15/25 (144A) (a)	13,890,000	12,878,808
Devon Energy Corp. 3.250%, 05/15/22	2,035,000	2,051,677
5.600%, 07/15/41	110,000	122,172
5.850%, 12/15/25	970,000	1,101,362
Diamondback Energy, Inc. 4.750%, 11/01/24	9,328,000	9,536,014
5.375%, 05/31/25 (a)	4,670,000	4,874,313
Eclipse Resources Corp. 8.875%, 07/15/23	2,715,000	2,586,038
Endeavor Energy Resources L.P. / EER Finance, Inc. 5.500%, 01/30/26 (144A)	1,350,000	1,387,125
5.750%, 01/30/28 (144A)	2,180,000	2,289,000
Ensco plc
7.750%, 02/01/26 (a)	1,600,000	1,350,000
EOG Resources, Inc. 4.150%, 01/15/26	1,665,000	1,763,943
Extraction Oil & Gas, Inc. 5.625%, 02/01/26 (144A) (a)	4,170,000	3,200,475
7.375%, 05/15/24 (144A)	5,030,000	4,200,050
Gazprom OAO Via Gaz Capital S.A. 4.950%, 03/23/27 (144A)	10,470,000	10,480,386
Indigo Natural Resources LLC 6.875%, 02/15/26 (144A)	374,000	330,990
KazMunayGas National Co. JSC 5.375%, 04/24/30 (144A)	300,000	314,303
6.375%, 10/24/48 (144A)	1,060,000	1,158,050
Kerr-McGee Corp. 6.950%, 07/01/24	290,000	333,479
7.875%, 09/15/31	285,000	361,712
MEG Energy Corp. 6.500%, 01/15/25 (144A) (a)	4,060,000	3,999,100
7.000%, 03/31/24 (144A) (a)	11,409,000	10,638,892
Noble Energy, Inc. 3.850%, 01/15/28 (a)	1,910,000	1,883,098
6.000%, 03/01/41	10,200,000	11,304,051
Northern Oil and Gas, Inc. 9.500%, 1.000% PIK, 05/15/23 (c)	490,000	507,150
Occidental Petroleum Corp. 3.125%, 02/15/22	110,000	111,565
3.500%, 06/15/25	1,850,000	1,901,899
4.625%, 06/15/45	230,000	251,988
Petrobras Global Finance B.V. 5.750%, 02/01/29	9,670,000	9,578,135
6.850%, 06/05/15 (a)	12,700,000	12,283,440
QEP Resources, Inc. 6.875%, 03/01/21	890,000	912,250

Oil & Gas—(Continued)
Range Resources Corp. 4.875%, 05/15/25 (a)	1,945,000	1,803,988
5.000%, 03/15/23 (a)	2,916,000	2,857,680
5.875%, 07/01/22	850,000	858,500
Shelf Drilling Holdings, Ltd. 8.250%, 02/15/25 (144A)	8,350,000	7,911,625
Shell International Finance B.V. 4.000%, 05/10/46	360,000	375,597
WPX Energy, Inc. 5.750%, 06/01/26 (a)	4,521,000	4,588,815
8.250%, 08/01/23 (a)	5,720,000	6,435,000
YPF S.A. 8.500%, 03/23/21 (a)	8,000,000	8,060,000

		180,418,259

Oil & Gas Services—0.1%
KCA Deutag UK Finance plc 9.875%, 04/01/22 (144A) (a)	3,750,000	3,225,000

Packaging & Containers—0.7%
ARD Securities Finance SARL 8.750%, PIK, 01/31/23 (144A) (a) (c)	2,772,265	2,626,721
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.625%, 05/15/23 (144A)	660,000	664,125
6.000%, 02/15/25 (144A) (a)	5,200,000	5,200,000
7.250%, 05/15/24 (144A) (a)	4,860,000	5,119,767
Pactiv LLC
8.375%, 04/15/27 (a)	6,185,000	6,308,700
WestRock RKT Co. 4.000%, 03/01/23	140,000	142,788

		20,062,101

Pharmaceuticals—4.1%
Allergan Funding SCS 3.450%, 03/15/22	450,000	453,935
4.550%, 03/15/35	3,400,000	3,334,300
4.750%, 03/15/45 (a)	2,645,000	2,641,732
Bausch Health Americas, Inc. 8.500%, 01/31/27 (144A) (a)	1,460,000	1,547,600
9.250%, 04/01/26 (144A)	11,675,000	12,775,952
Bausch Health Cos., Inc. 5.500%, 11/01/25 (144A) (a)	5,070,000	5,177,738
5.625%, 12/01/21 (144A)	2,740,000	2,740,548
BioScrip, Inc. Zero Coupon, 08/15/20 (b) (g)	17,830,000	18,632,350
8.875%, 02/15/21 (a)	4,952,000	5,001,520
Cigna Corp. 4.800%, 08/15/38 (144A)	8,120,000	8,346,038
CVS Health Corp. 3.875%, 07/20/25	496,000	502,271
4.100%, 03/25/25	38,960,000	40,022,307
4.780%, 03/25/38	17,110,000	16,968,631
5.125%, 07/20/45	1,440,000	1,468,485
Mead Johnson Nutrition Co. 4.125%, 11/15/25 (a)	1,653,000	1,755,145

BHFTII-270

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Teva Pharmaceutical Finance Netherlands III B.V. 2.800%, 07/21/23 (a)	6,890,000	$6,149,734

		127,518,286

Pipelines—3.1%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 5.500%, 10/15/19	600,000	606,018
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/22 (144A)	1,825,000	1,852,375
6.625%, 07/15/26 (144A) (a)	2,910,000	2,968,200
DCP Midstream Operating L.P. 4.950%, 04/01/22 (a)	1,620,000	1,658,475
6.750%, 09/15/37 (144A)	3,480,000	3,584,400
El Paso Natural Gas Co. LLC 7.500%, 11/15/26 (a)	4,250,000	5,181,754
8.375%, 06/15/32	190,000	250,240
Energy Transfer Operating L.P. 5.500%, 06/01/27	1,376,000	1,493,130
5.875%, 01/15/24 (a)	1,638,000	1,791,864
6.250%, 04/15/49	1,090,000	1,221,666
Energy Transfer Partners L.P. / Regency Energy Finance Corp. 5.875%, 03/01/22	780,000	834,006
Enterprise Products Operating LLC 3.700%, 02/15/26	1,072,000	1,098,674
3.750%, 02/15/25	2,100,000	2,163,274
3.900%, 02/15/24	225,000	233,706
5.375%, 3M LIBOR + 2.570%, 02/15/78 (b)	13,090,000	11,676,935
Genesis Energy L.P. / Genesis Energy Finance Corp. 5.625%, 06/15/24 (a)	1,060,000	1,017,600
6.000%, 05/15/23 (a)	6,046,000	6,091,345
IFM U.S. Colonial Pipeline 2 LLC 6.450%, 05/01/21 (144A)	2,500,000	2,587,497
Kinder Morgan, Inc. 4.300%, 06/01/25 (a)	1,240,000	1,293,707
7.800%, 08/01/31 (a)	67,000	86,315
MPLX L.P. 4.875%, 12/01/24	4,500,000	4,804,557
NGPL PipeCo LLC 7.768%, 12/15/37 (144A) (a)	8,380,000	10,056,000
Northwest Pipeline LLC 4.000%, 04/01/27	14,460,000	14,592,815
Rockies Express Pipeline LLC 7.500%, 07/15/38 (144A)	4,485,000	5,033,067
Southern Natural Gas Co. LLC 8.000%, 03/01/32	25,000	34,067
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
5.125%, 02/01/25 (a)	4,791,000	4,886,820
5.375%, 02/01/27 (a)	2,770,000	2,832,325
6.500%, 07/15/27 (144A)	10,000	10,788
6.875%, 01/15/29 (144A)	10,000	10,888
Williams Cos., Inc. (The) 8.750%, 03/15/32	4,662,000	6,493,981

		96,446,489

Real Estate—0.3%
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	2,980,000	2,853,350
Hunt Cos., Inc. 6.250%, 02/15/26 (144A)	2,800,000	2,611,000
Newmark Group, Inc. 6.125%, 11/15/23	3,200,000	3,299,300

		8,763,650

Real Estate Investment Trusts—0.8%
CoreCivic, Inc. 4.625%, 05/01/23	820,000	791,300
5.000%, 10/15/22 (a)	5,400,000	5,319,000
CTR Partnership L.P. / CareTrust Capital Corp. 5.250%, 06/01/25	6,560,000	6,584,862
GLP Capital L.P. / GLP Financing II, Inc. 5.375%, 04/15/26	10,000	10,449
5.750%, 06/01/28 (a)	4,400,000	4,724,280
MPT Operating Partnership L.P. / MPT Finance Corp. 5.000%, 10/15/27 (a)	7,770,000	7,905,975

		25,335,866

Retail—1.2%
1011778 BC ULC / New Red Finance, Inc. 5.000%, 10/15/25 (144A) (a)	3,770,000	3,724,006
AutoZone, Inc. 2.500%, 04/15/21	800,000	795,394
Golden Nugget, Inc. 8.750%, 10/01/25 (144A) (a)	9,210,000	9,670,500
L Brands, Inc. 5.250%, 02/01/28	9,112,000	8,121,070
5.625%, 10/15/23	4,550,000	4,646,687
McDonald’s Corp. 3.350%, 04/01/23 (a)	441,000	450,253
3.700%, 01/30/26	1,047,000	1,081,590
Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/01/25 (a)	1,660,000	1,651,700
Tendam Brands S.A.U. 5.000%, 09/15/24 (144A) (EUR)	1,350,000	1,514,193
5.250%, 3M EURIBOR + 5.250%, 09/15/24 (144A) (EUR) (b)	3,750,000	4,175,014

		35,830,407

Savings & Loans—0.3%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (b)	9,910,000	10,072,737

Semiconductors—0.2%
Advanced Micro Devices, Inc. 7.000%, 07/01/24 (a)	3,180,000	3,329,079
Amkor Technology, Inc. 6.625%, 09/15/27 (144A)	3,520,000	3,572,800
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.125%, 01/15/25	280,000	268,533

		7,170,412

BHFTII-271

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—0.4%
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. 6.000%, 07/15/25 (144A)	3,930,000	$4,082,288
Microsoft Corp. 3.300%, 02/06/27	6,750,000	6,939,017

		11,021,305

Telecommunications—4.1%
Altice France S.A. 7.375%, 05/01/26 (144A)	22,015,000	21,574,700
AT&T, Inc. 4.450%, 04/01/24	3,330,000	3,486,254
British Telecommunications plc 9.625%, 12/15/30	4,915,000	7,031,645
CommScope Technologies LLC 5.000%, 03/15/27 (144A)	2,510,000	2,225,567
6.000%, 06/15/25 (144A) (a)	2,200,000	2,138,840
Deutsche Telekom International Finance B.V. 2.485%, 09/19/23 (144A)	10,717,000	10,430,119
Intelsat Jackson Holdings S.A. 5.500%, 08/01/23	5,400,000	4,792,500
Millicom International Cellular S.A. 6.250%, 03/25/29 (144A) (a)	4,550,000	4,628,760
6.625%, 10/15/26 (144A)	4,290,000	4,504,500
Sprint Capital Corp. 6.875%, 11/15/28 (a)	1,130,000	1,086,213
8.750%, 03/15/32	9,850,000	10,392,735
Sprint Communications, Inc. 11.500%, 11/15/21	1,313,000	1,519,797
Sprint Corp. 7.125%, 06/15/24 (a)	3,510,000	3,562,650
7.250%, 09/15/21	1,390,000	1,459,500
7.875%, 09/15/23	2,700,000	2,835,000
T-Mobile USA, Inc.
4.750%, 02/01/28 (a)	4,590,000	4,549,837
6.500%, 01/15/24 (a)	803,000	833,113
Telecom Italia S.p.A. 5.303%, 05/30/24 (144A) (a)	14,640,000	14,713,200
Telefonica Emisiones S.A. 4.103%, 03/08/27 (a)	5,600,000	5,674,431
Verizon Communications, Inc. 2.625%, 08/15/26	820,000	782,629
3.850%, 11/01/42	5,210,000	4,925,217
4.522%, 09/15/48	1,200,000	1,233,164
5.250%, 03/16/37	660,000	744,185
Vodafone Group plc 4.375%, 05/30/28 (a)	6,090,000	6,195,768
Windstream Services LLC / Windstream Finance Corp. 10.500%, 06/30/24 (144A) (d)	7,715,000	5,689,812

		127,010,136

Transportation—1.1%
Navios Maritime Acquisition Corp. / Navios Acquisition Finance U.S., Inc. 8.125%, 11/15/21 (144A)	4,670,000	3,689,300

Transportation—(Continued)
Neovia Logistics Services LLC / SPL Logistics Finance Corp. 8.875%, 08/01/20 (144A) (a)	8,000,000	7,600,000
Union Pacific Corp. 4.375%, 09/10/38	2,835,000	2,957,360
4.500%, 09/10/48	4,480,000	4,769,921
XPO CNW, Inc. 6.700%, 05/01/34 (a)	14,553,000	12,588,345
XPO Logistics, Inc. 6.125%, 09/01/23 (144A) (a)	1,390,000	1,398,687

		33,003,613

Trucking & Leasing—0.6%
DAE Funding LLC 4.500%, 08/01/22 (144A)	80,000	80,700
5.750%, 11/15/23 (144A) (a)	10,100,000	10,377,750
Park Aerospace Holdings, Ltd. 4.500%, 03/15/23 (144A)	3,800,000	3,781,000
5.250%, 08/15/22 (144A)	5,120,000	5,247,488

		19,486,938

Water—0.1%
Anglian Water Osprey Financing plc 5.000%, 04/30/23 (GBP)	2,650,000	3,354,850

Total Corporate Bonds & Notes (Cost $1,833,113,450)		1,849,002,539

Foreign Government—8.9%

Regional Government—1.0%
Japan Finance Organization for Municipalities 4.000%, 01/13/21	1,900,000	1,946,411
Provincia de Buenos Aires 6.500%, 02/15/23 (144A) (i)	27,940,000	22,701,250
7.875%, 06/15/27 (144A) (i)	3,990,000	2,902,725
9.125%, 03/16/24 (144A) (i)	2,660,000	2,201,150

		29,751,536

Sovereign—7.9%
Abu Dhabi Government International Bond 4.125%, 10/11/47 (144A)	11,190,000	11,288,472
Argentina POM Politica Monetaria 67.546%, ARLLMONP + 2.000%, 06/21/20 (ARS) (b)	307,940,000	7,937,161
Argentine Republic Government International Bonds 4.625%, 01/11/23 (a)	10,080,000	8,255,520
5.625%, 01/26/22	3,620,000	3,122,250
5.875%, 01/11/28 (a)	5,700,000	4,371,900
7.500%, 04/22/26 (a)	13,580,000	11,515,840
7.625%, 04/22/46	1,170,000	921,375
Bahamas Government International Bond 5.750%, 01/16/24 (144A)	1,500,000	1,559,550
Bermuda Government International Bond 4.138%, 01/03/23 (144A)	2,000,000	2,037,500
Bonos de la Nacion Argentina con Ajuste por CER 4.000%, 03/06/20 (ARS) (i)	95,160,000	3,230,209

BHFTII-272

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21 (BRL)	29,517,000	$7,879,859
10.000%, 01/01/27 (BRL)	46,432,000	12,581,128
Brazilian Government International Bond 6.000%, 04/07/26 (a)	6,470,000	7,175,295
Ecuador Government International Bonds 7.950%, 06/20/24	9,590,000	9,542,050
8.750%, 06/02/23 (144A)	1,740,000	1,822,650
10.750%, 01/31/29 (144A)	3,400,000	3,745,100
Egypt Government International Bond 7.600%, 03/01/29 (144A)	4,710,000	4,834,674
Ghana Government International Bonds 7.625%, 05/16/29 (144A)	10,140,000	9,911,201
8.125%, 01/18/26 (i)	4,200,000	4,305,840
8.125%, 03/26/32 (144A)	5,880,000	5,851,070
8.950%, 03/26/51 (144A) (i)	770,000	771,440
Indonesia Government International Bonds 5.125%, 01/15/45	3,000,000	3,191,337
5.250%, 01/17/42	15,090,000	16,205,664
Indonesia Treasury Bonds 7.000%, 05/15/22 (IDR)	9,560,000,000	671,321
7.000%, 05/15/27 (IDR)	382,929,000,000	25,884,010
8.375%, 09/15/26 (IDR)	66,608,000,000	4,896,203
Kuwait International Government Bond 3.500%, 03/20/27 (144A)	11,030,000	11,264,387
Mexico Government International Bond 4.125%, 01/21/26	8,170,000	8,341,570
Qatar Government International Bonds 4.817%, 03/14/49 (144A) (a)	3,800,000	3,995,464
5.103%, 04/23/48 (144A)	10,100,000	11,059,500
Russian Federal Bond - OFZ 7.050%, 01/19/28 (RUB)	1,755,525,000	24,962,621
Senegal Government International Bonds 6.250%, 05/23/33 (144A) (i)	8,470,000	8,131,132
6.750%, 03/13/48 (144A) (i)	4,470,000	4,123,575

		245,386,868

Total Foreign Government (Cost $300,312,128)		275,138,404

Mortgage-Backed Securities—8.6%

Collateralized Mortgage Obligations—5.2%
Banc of America Funding Corp. 2.620%, 02/27/37 (144A) (b)	16,069,299	13,118,304
Banc of America Funding Trust 2.857%, 1M LIBOR + 0.165%, 09/29/36 (144A) (b)	40,386,656	30,639,510
3.125%, 03/27/36 (144A) (b)	5,972,381	5,076,200
10.684%, 01/27/30 (144A) (b)	15,798,961	6,929,488
Banc of America Mortgage Trust 4.348%, 09/25/35 (b)	58,284	56,279
BCAP LLC Trust 2.700%, 10/28/36 (144A) (b)	1,346,384	1,339,601
4.265%, 05/26/47 (144A) (b)	7,705,957	7,483,879

Collateralized Mortgage Obligations—(Continued)
Bear Stearns Asset-Backed Securities Trust 22.813%, -4.33x 1M LIBOR + 33.583%, 07/25/36 (b)	408,485	634,372
Countrywide Alternative Loan Trust 3.126%, 1M LIBOR + 0.640%, 07/25/35 (b)	866,787	848,391
5.750%, 01/25/37	2,235,331	1,850,414
6.000%, 01/25/37	2,149,104	1,952,931
11.472%, -2.2x 1M LIBOR + 16.940%, 06/25/35 (b)	1,530,505	1,751,751
15.344%, -3x 1M LIBOR + 22.800%, 02/25/36 (b)	1,456,724	1,532,076
18.658%, -4x 1M LIBOR + 28.600%, 07/25/36 (b)	2,484,608	3,554,701
24.087%, -6x 1M LIBOR + 39.000%, 08/25/37 (b)	1,194,927	1,946,578
Countrywide Alternative Loan Trust Resecuritization 6.000%, 08/25/37 (b)	3,056,414	2,159,805
Countrywide Home Loan Reperforming Loan REMIC Trust 3.717%, 03/25/35 (144A) (b) (d) (j)	5,073,573	571,631
Credit Suisse Mortgage Trust 16.855%, -5.5x 1M LIBOR + 30.525%, 02/25/36 (b)	1,198,326	1,552,202
Flagstar Mortgage Trust 3.500%, 04/25/48 (144A) (b)	12,533,923	12,443,341
GreenPoint MTA Trust 2.926%, 1M LIBOR + 0.440%, 06/25/45 (b)	1,238,816	1,187,408
GSMPS Mortgage Loan Trust 2.886%, 1M LIBOR + 0.400%, 04/25/36 (144A) (b)	699,460	596,500
HarborView Mortgage Loan Trust 3.486%, 1M LIBOR + 1.000%, 10/25/37 (b)	1,252,279	1,253,031
IndyMac INDX Mortgage Loan Trust 3.206%, 1M LIBOR + 0.720%, 01/25/35 (b)	912,429	778,081
JPMorgan Mortgage Trust 2.500%, 03/25/43 (144A) (b)	9,188	9,020
3.500%, 10/25/48 (144A) (b)	9,083,593	9,040,654
6.500%, 01/25/36	95,184	74,026
JPMorgan Resecuritization Trust 2.700%, 1M LIBOR + 0.210%, 07/27/46 (144A) (b)	1,800,254	1,798,093
Lehman XS Trust 2.646%, 1M LIBOR + 0.160%, 03/25/47 (b)	1,271,032	1,247,264
2.686%, 1M LIBOR + 0.200%, 08/25/46 (b)	2,077,663	1,964,802
MASTR Seasoned Securitization Trust 3.992%, 10/25/32 (b)	125,370	127,237
Merrill Lynch Mortgage Investors Trust 4.311%, 05/25/34 (b)	36,645	36,341
4.622%, 08/25/33 (b)	553,798	523,683
Morgan Stanley Mortgage Loan Trust 2.806%, 1M LIBOR + 0.320%, 01/25/35 (b)	579,774	567,950
New Residential Mortgage Loan Trust 4.250%, 09/25/56 (144A) (b)	7,537,175	7,659,816
Nomura Resecuritization Trust 3.010%, 1M LIBOR + 0.260%, 02/26/46 (144A) (b)	4,868,000	4,716,045
NovaStar Mortgage Funding Trust 2.866%, 1M LIBOR + 0.380%, 09/25/46 (b)	707,698	648,638
Prime Mortgage Trust 5.500%, 05/25/35 (144A)	250,305	230,465
6.000%, 05/25/35 (144A)	2,175,491	1,741,096
RBSGC Mortgage Loan Trust 2.936%, 1M LIBOR + 0.450%, 01/25/37 (b)	615,804	391,862
Residential Accredit Loans, Inc. Trust 3.673%, 11/25/37 (b)	3,497,676	3,124,772

BHFTII-273

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Residential Asset Securitization Trust 5.750%, 02/25/36	1,780,185	$1,767,603
Sequoia Mortgage Trust 3.543%, 6M LIBOR + 0.680%, 06/20/33 (b)	81,367	81,176
3.711%, 07/25/45 (144A) (b)	9,978	10,010
Structured Adjustable Rate Mortgage Loan Trust 3.989%, 1M LIBOR + 1.500%, 09/25/37 (b)	3,654,360	3,571,033
4.296%, 09/25/35 (b)	648,208	569,841
4.297%, 01/25/35 (b)	358,268	352,559
Structured Asset Mortgage Investments Trust 2.696%, 1M LIBOR + 0.210%, 05/25/46 (b)	197,582	167,748
2.766%, 1M LIBOR + 0.280%, 02/25/36 (b)	3,474,753	3,268,760
Structured Asset Securities Corp. Trust 2.836%, 1M LIBOR + 0.350%, 03/25/35 (b)	1,367,645	1,112,279
WaMu Mortgage Pass-Through Certificates Trust 2.375%, COFI + 1.250%, 03/25/47 (b)	1,674,545	1,587,170
2.756%, 1M LIBOR + 0.270%, 12/25/45 (b)	418,547	415,533
2.966%, 1M LIBOR + 0.480%, 12/25/45 (b)	12,457,154	9,012,838
3.807%, 09/25/36 (b)	613,258	563,708
4.154%, 10/25/34 (b)	507,974	509,498
4.195%, -1 x 1M LIBOR + 6.680%, 04/25/37 (b) (g) (j)	10,670,902	2,839,849
4.250%, 08/25/33 (b)	1,164,033	1,158,914
Wells Fargo Mortgage-Backed Securities Trust 4.532%, 10/25/35 (b)	31,096	31,543
4.903%, 06/25/35 (b)	33,303	34,385

		160,212,685

Commercial Mortgage-Backed Securities—3.4%
BAMLL Re-REMIC Trust 5.779%, 08/10/45 (144A) (b)	10,750,262	7,561,735
Bayview Commercial Asset Trust Zero Coupon, 07/25/37 (144A) (d) (e) (j)	2,610,613	0
BX Trust 7.984%, 1M LIBOR + 5.500%, 10/15/32 (144A) (b)	26,480,000	26,314,590
Credit Suisse Commercial Mortgage Trust 5.373%, 12/15/39	550,353	364,037
5.869%, 09/15/40 (b)	4,050,806	3,038,387
6.159%, 06/15/38 (b)	580,531	320,863
10.104%, 1M LIBOR + 7.620%, 07/15/32 (144A) (b)	26,600,000	26,471,216
Credit Suisse Mortgage Capital LLC 4.373%, 09/15/37 (144A)	6,620,000	6,072,784
DBUBS Mortgage Trust 3.750%, 08/10/44 (144A)	5,180,000	3,486,140
GE Business Loan Trust 2.904%, 1M LIBOR + 0.420%, 05/15/34 (144A) (b)	411,522	385,609
GE Commercial Mortgage Corp. Trust 5.439%, 12/10/49 (b)	220,000	50,584
GMAC Commercial Mortgage Securities, Inc. 5.349%, 11/10/45 (b)	1,036,055	956,490
GS Mortgage Securities Trust 5.622%, 11/10/39	1,879,474	1,609,206
JPMorgan Chase Commercial Mortgage Securities Trust
5.322%, 01/15/49 (b)	7,780,000	1,596,057
5.386%, 05/15/47 (b)	2,261,812	848,180
5.502%, 06/12/47 (b)	2,070,000	1,560,403
6.201%, 02/15/51 (b)	189,550	175,808

Commercial Mortgage-Backed Securities—(Continued)
Lone Star Portfolio Trust 9.634%, 1M LIBOR + 7.150%, 09/15/28 (144A) (b)	5,545,947	5,567,132
9.701%, 1M LIBOR + 7.218%, 09/15/20 (144A) (b)	2,845,496	2,865,442
ML-CFC Commercial Mortgage Trust 5.450%, 08/12/48 (b)	523,130	376,392
5.450%, 08/12/48 (144A) (b)	59,855	43,065
5.920%, 09/12/49 (b)	3,155,790	1,641,846
Morgan Stanley Capital Trust 5.399%, 12/15/43	1,126,046	843,863
Multifamily Trust 11.159%, 04/25/46 (144A) (b)	8,739,423	8,864,930
UBS-Barclays Commercial Mortgage Trust 4.893%, 05/10/63 (144A) (b)	4,530,000	2,913,145
Waterfall Commercial Mortgage Trust 4.104%, 09/14/22 (144A) (b)	1,234,363	1,250,712

		105,178,616

Total Mortgage-Backed Securities (Cost $254,839,507)		265,391,301

Floating Rate Loans (k)—7.8%

Aerospace/Defense—0.2%
Panther BF Aggregator L.P. Term Loan B, 03/18/26 (l)	7,780,000	7,702,006

Auto Components—0.3%
American Axle & Manufacturing, Inc. Term Loan B, 4.740%, 1M LIBOR + 2.250%, 04/06/24	8,242,861	8,069,414

Commercial Services—0.8%
Albany Molecular Research, Inc. 1st Lien Term Loan, 5.749%, 1M LIBOR + 3.250%, 08/30/24	7,111,700	6,999,101
Jaguar Holding Co. II Term Loan, 4.999%, 1M LIBOR + 2.500%, 08/18/22	6,182,968	6,126,344
Parexel International Corp. Term Loan B, 5.249%, 1M LIBOR + 2.750%, 09/27/24	4,220,030	4,073,384
Prime Security Services Borrower LLC 1st Lien Term Loan, 5.249%, 1M LIBOR + 2.750%, 05/02/22	8,124,563	8,054,927

		25,253,756

Entertainment—0.2%
Scientific Games International, Inc. Term Loan B5, 5.314%, 2M LIBOR + 2.750%, 08/14/24	5,531,947	5,388,708

Food—0.3%
Albertson’s LLC Term Loan B6, 5.479%, 1M LIBOR + 3.000%, 06/22/23	6,783,863	6,734,395
Post Holdings, Inc. Incremental Term Loan, 4.490%, 1M LIBOR + 2.000%, 05/24/24	1,824,390	1,812,987

		8,547,382

BHFTII-274

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Floating Rate Loans (k)—(Continued)

Security Description	Principal Amount*	Value

Health Care Technology—0.1%
VVC Holding Corp. Term Loan B, 7.197%, 3M LIBOR + 4.500%, 02/11/26	4,970,000	$4,903,735

Healthcare-Services—0.5%
MPH Acquisition Holdings LLC Term Loan B, 5.351%, 3M LIBOR + 2.750%, 06/07/23	7,007,636	6,791,275
RadNet, Inc. Term Loan, 6.529%, 3M LIBOR + 3.750%, 06/30/23	4,863,636	4,875,796
Wink Holdco, Inc. 1st Lien Term Loan B, 5.499%, 1M LIBOR + 3.000%, 12/02/24	2,795,522	2,709,909

		14,376,980

Hotels, Restaurants & Leisure—0.3%
CEC Entertainment, Inc. Term Loan B, 5.749%, 1M LIBOR + 3.250%, 02/14/21	8,626,082	8,367,300

Insurance—0.3%
UFC Holdings LLC 1st Lien Term Loan, 5.750%, 1M LIBOR + 3.250%, 08/18/23	8,277,750	8,232,909

Internet—0.2%
Ancestry.com Operations, Inc. 1st Lien Term Loan, 5.750%, 1M LIBOR + 3.250%, 10/19/23	5,868,926	5,839,581

Internet Software & Services—0.2%
Travelport Finance (Luxembourg) S.a.r.l. Term Loan, 03/13/26 (l)	3,840,000	3,739,200
Term Loan B, 5.184%, 3M LIBOR + 2.500%, 03/17/25	3,834,711	3,833,204

		7,572,404

IT Services—0.0%
McAfee LLC 2018 USD Term Loan B, 09/30/24 (l)	821,935	820,805

Leisure Time—0.1%
Intrawest Resorts Holdings, Inc. Term Loan B1, 5.499%, 1M LIBOR + 3.000%, 07/31/24	3,041,500	3,030,727

Lodging—0.5%
Boyd Gaming Corp. Term Loan B3, 4.658%, 1W LIBOR + 2.250%, 09/15/23	4,169,640	4,130,029
Caesars Resort Collection LLC 1st Lien Term Loan B, 5.249%, 1M LIBOR + 2.750%, 12/22/24	8,690,000	8,604,655
MGM Growth Properties Operating Partnership L.P. Term Loan B, 4.499%, 1M LIBOR + 2.000%, 03/21/25	2,444,803	2,412,206

		15,146,890

Media—0.7%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan, 5.749%, 1M LIBOR + 3.250%, 07/23/21	6,940,979	5,925,861

Media—(Continued)
CBS Radio, Inc. Term Loan B, 5.249%, 1M LIBOR + 2.750%, 11/18/24	5,120,471	4,992,460
Lions Gate Capital Holdings LLC Term Loan B, 4.749%, 1M LIBOR + 2.250%, 03/24/25	3,281,103	3,251,025
Unitymedia Finance LLC Term Loan B, 4.734%, 1M LIBOR + 2.250%, 09/30/25	130,000	128,932
Univision Communications, Inc. Term Loan C5, 5.249%, 1M LIBOR + 2.750%, 03/15/24	8,445,503	7,977,985

		22,276,263

Packaging & Containers—0.5%
Berry Global, Inc. Term Loan Q, 4.610%, 3M LIBOR + 2.000%, 10/01/22	8,435,786	8,397,293
Reynolds Group Holdings, Inc. Term Loan, 5.249%, 1M LIBOR + 2.750%, 02/05/23	7,912,466	7,829,813

		16,227,106

Pharmaceuticals—0.1%
Change Healthcare Holdings LLC Term Loan B, 5.249%, 1M LIBOR + 2.750%, 03/01/24	2,583,211	2,550,921

Professional Services—0.0%
Trans Union LLC Term Loan B3, 4.499%, 1M LIBOR + 2.000%, 04/10/23	1,031,076	1,023,251

Retail—1.3%
Academy, Ltd. Term Loan B, 6.490%, 1M LIBOR + 4.000%, 07/01/22	8,793,967	6,359,138
CWGS Group LLC Term Loan, 5.240%, 1M LIBOR + 2.750%, 11/08/23	1,300,075	1,168,442
Michaels Stores, Inc. Term Loan B, 4.997%, 1M LIBOR + 2.500%, 01/30/23	6,550,246	6,427,429
Party City Holdings, Inc. Term Loan B, 5.000%, 1M LIBOR + 2.500%, 08/19/22	3,431,329	3,411,170
Petco Animal Supplies, Inc. Term Loan B, 5.994%, 3M LIBOR + 3.250%, 01/26/23	4,935,277	3,795,228
PetSmart, Inc. Term Loan B2, 5.490%, 1M LIBOR + 3.000%, 03/11/22	20,950,318	18,842,193

		40,003,600

Software—0.4%
Almonde, Inc. 1st Lien Term Loan, 6.101%, 3M LIBOR + 3.500%, 06/13/24	4,194,614	4,050,097
First Data Corp. Term Loan, 4.486%, 1M LIBOR + 2.000%, 04/26/24	5,599,274	5,588,776
MA FinanceCo. LLC Term Loan B3, 4.999%, 1M LIBOR + 2.500%, 06/21/24	466,063	453,634
Seattle Spinco, Inc. Term Loan B3, 4.999%, 1M LIBOR + 2.500%, 06/21/24	3,147,437	3,063,504

		13,156,011

BHFTII-275

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Floating Rate Loans (k)—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—0.5%
Intelsat Jackson Holdings S.A. Term Loan B3, 11/27/23 (l)	2,489,500	$2,447,490
Level 3 Financing, Inc. Term Loan B, 4.736%, 3M LIBOR + 2.250%, 02/22/24	6,960,000	6,890,400
UPC Financing Partnership Term Loan AR, 4.984%, 1M LIBOR + 2.500%, 01/15/26	7,362,937	7,344,941

		16,682,831

Trucking & Leasing—0.3%
Avolon TLB Borrower 1 (U.S.) LLC Term Loan B3, 4.488%, 1M LIBOR + 2.000%, 01/15/25	8,292,750	8,239,510

Total Floating Rate Loans (Cost $251,004,960)		243,412,090

Asset-Backed Securities—5.8%

Asset-Backed - Automobile—0.3%
Avis Budget Rental Car Funding AESOP LLC 3.700%, 03/20/23 (144A)	7,700,000	7,767,840

Asset-Backed - Credit Card—0.1%
CreditShop Credit Card Co. LLC 10.489%, 1M LIBOR + 8.000%, 10/15/22 (144A) (b)	4,306,966	4,329,939

Asset-Backed - Home Equity—0.2%
Asset-Backed Securities Corp. Home Equity Loan Trust 5.334%, 1M LIBOR + 2.850%, 04/15/33 (b)	390	393
Bear Stearns Asset-Backed Securities Trust 3.226%, 1M LIBOR + 0.740%, 01/25/34 (b)	11,660	11,057
EMC Mortgage Loan Trust 3.386%, 1M LIBOR + 0.900%, 05/25/43 (144A) (b)	154,652	153,315
Structured Asset Securities Corp. Mortgage Loan Trust 2.706%, 1M LIBOR + 0.220%, 02/25/36 (144A) (b)	2,598,756	124,130
WaMu Asset-Backed Certificates Trust 2.656%, 1M LIBOR + 0.170%, 07/25/47 (b)	9,599,761	7,399,788

		7,688,683

Asset-Backed - Manufactured Housing—0.2%
Origen Manufactured Housing Contract Trust 4.322%, 10/15/37 (b)	1,065,419	1,007,608
4.902%, 04/15/37 (b)	1,120,974	1,069,663
UCFC Manufactured Housing Contract 7.095%, 04/15/29 (b)	3,432,217	3,288,039

		5,365,310

Asset-Backed - Other—5.0%
AIMCO CLO 6.441%, 3M LIBOR + 3.680%, 07/20/29 (144A) (b)	6,750,000	6,733,435
American Money Management Corp. CLO, Ltd. 8.583%, 3M LIBOR + 5.810%, 04/17/29 (144A) (b)	6,600,000	6,213,557
Amortizing Residential Collateral Trust 4.286%, 1M LIBOR + 1.800%, 08/25/32 (b)	23,169	20,600
Applebee’s Funding LLC / IHOP Funding LLC 4.277%, 09/05/44 (144A)	5,144,875	5,167,290

Asset-Backed - Other—(Continued)
Ares CLO, Ltd. 9.337%, 3M LIBOR + 6.550%, 10/15/29 (144A) (b)	9,300,000	9,189,023
Avery Point VI CLO, Ltd. 5.683%, 3M LIBOR + 2.950%, 08/05/27 (144A) (b)	2,280,000	2,226,573
Barings CLO, Ltd. 10.230%, 3M LIBOR + 7.450%, 07/18/29 (144A) (b)	1,700,000	1,516,026
Bear Stearns Asset-Backed Securities Trust 6.000%, 10/25/36	1,575,837	1,177,364
BlueMountain CLO, Ltd. 8.394%, 3M LIBOR + 5.750%, 11/20/28 (144A) (b)	3,350,000	3,172,316
Carlyle U.S. CLO, Ltd. 6.461%, 3M LIBOR + 3.700%, 07/20/31 (144A) (b)	9,500,000	9,450,391
Catskill Park CLO, Ltd. 8.761%, 3M LIBOR + 6.000%, 04/20/29 (144A) (b)	7,600,000	7,336,918
Cent CLO 24, Ltd. 5.937%, 3M LIBOR + 3.150%, 10/15/26 (144A) (b)	5,240,000	5,161,704
Cook Park CLO, Ltd. 8.173%, 3M LIBOR + 5.400%, 04/17/30 (144A) (b)	750,000	698,633
Countrywide Asset-Backed Certificates Trust 4.361%, 1M LIBOR + 1.875%, 06/25/34 (b)	114,427	105,419
Countrywide Revolving Home Equity Loan Resecuritization Trust 2.784%, 1M LIBOR + 0.300%, 12/15/33 (144A) (b)	136,098	126,501
Countrywide Revolving Home Equity Loan Trust 2.624%, 1M LIBOR + 0.140%, 07/15/36 (b)	239,073	228,635
Cumberland Park CLO, Ltd. 8.411%, 3M LIBOR + 5.650%, 07/20/28 (144A) (b)	2,400,000	2,361,694
CVP CLO, Ltd. 5.411%, 3M LIBOR + 2.650%, 01/20/31 (144A) (b)	4,500,000	4,202,298
Greenwood Park CLO, Ltd. 7.737%, 04/15/31 (144A)	7,380,000	6,642,738
Greywolf CLO, Ltd. Zero Coupon, 3M LIBOR + 3.950%, 04/17/30 (144A) (b)	4,480,000	4,446,400
LCM XXII, Ltd. 8.261%, 3M LIBOR + 5.500%, 10/20/28 (144A) (b)	5,000,000	4,735,670
Long Beach Mortgage Loan Trust 3.007%, 1M LIBOR + 0.520%, 01/21/31 (b)	14,560	14,236
Midocean Credit CLO VII 6.667%, 3M LIBOR + 3.880%, 07/15/29 (144A) (b)	4,000,000	3,979,020
Oaktree CLO, Ltd. 7.961%, 3M LIBOR + 5.200%, 10/20/27 (144A) (b)	5,500,000	5,350,125
Ocean Trails CLO 10.537%, 3M LIBOR + 7.750%, 07/15/28 (144A) (b)	5,120,000	5,094,912
Octagon Investment Partners XXIII, Ltd. 8.537%, 3M LIBOR + 5.750%, 07/15/27 (144A) (b)	4,910,000	4,861,474
Ratchet Trading, Ltd. 15.190%, 01/26/27 (144A) (b)	1,530,747	1,524,710
SACO I Trust 2.826%, 1M LIBOR + 0.340%, 03/25/36 (b)	43,403	42,480
Saranac CLO III, Ltd. 5.857%, 3M LIBOR + 3.250%, 06/22/30 (144A) (b)	4,652,500	4,531,795
SBA Small Business Investment Cos. 2.845%, 03/10/27	3,846,977	3,866,160
SoFi Consumer Loan Program LLC 3.280%, 01/26/26 (144A)	1,951,449	1,958,139
TCI-Symphony CLO, Ltd. 5.797%, 3M LIBOR + 3.000%, 10/13/29 (144A) (b)	1,700,000	1,662,102
8.297%, 3M LIBOR + 5.500%, 10/13/29 (144A) (b)	5,150,000	4,927,989

BHFTII-276

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Thayer Park CLO, Ltd. 8.861%, 3M LIBOR + 6.100%, 04/20/29 (144A) (b)	8,400,000	$8,158,198
Treman Park CLO, Ltd. 5.411%, 3M LIBOR + 2.650%, 10/20/28 (144A) (b)	1,250,000	1,210,545
8.261%, 3M LIBOR + 5.500%, 10/20/28 (144A) (b)	1,750,000	1,708,838
Upgrade Pass-Through Trust 5.339%, 10/15/24 (144A)	1,593,787	1,594,873
12.075%, 09/15/24 (144A)	1,793,115	1,793,210
14.960%, 12/27/27 (144A) (b)	1,856,029	1,844,964
15.309%, 08/15/24 (144A)	2,081,766	2,081,876
15.498%, 06/15/24 (144A)	1,829,635	1,829,732
16.537%, 05/15/24 (144A)	1,735,053	1,734,278
Venture CLO, Ltd. 8.527%, 04/15/27 (144A)	4,000,000	3,857,112
Voya CLO, Ltd. 8.807%, 3M LIBOR + 6.020%, 06/07/30 (144A) (b)	3,500,000	3,380,688
WhiteHorse, Ltd. 6.076%, 3M LIBOR + 3.650%, 10/15/31 (144A) (b)	6,180,000	5,971,919

		153,892,560

Asset-Backed - Student Loan—0.0%
SoFi Professional Loan Program LLC Zero Coupon, 08/25/36 (144A)	500	910,193

Total Asset-Backed Securities (Cost $183,718,948)		179,954,525

U.S. Treasury & Government Agencies—5.2%

Agency Sponsored Mortgage-Backed—4.8%
Fannie Mae 15 Yr. Pool 3.000%, TBA (m)	100,000	100,912
5.000%, 12/01/21	5,023	5,136
Fannie Mae 20 Yr. Pool 3.000%, 12/01/37	1,900,555	1,912,717
Fannie Mae 30 Yr. Pool
3.000%, 11/01/46	3,325,278	3,311,634
3.000%, 11/01/48	789,135	785,992
4.000%, TBA (m)	900,000	925,805
5.000%, 01/01/39	252,808	271,639
5.000%, 06/01/40	144,916	156,253
5.000%, 07/01/40	102,037	110,072
5.000%, 11/01/48	571,179	604,170
5.000%, TBA (m)	100,000	105,732
6.000%, 07/01/38	14,650	15,923
6.500%, 08/01/31	278	307
6.500%, 12/01/36	913	1,051
6.500%, 06/01/37	15,609	17,239
6.500%, 10/01/37	13,526	15,055
7.000%, 05/01/26	1,085	1,129
7.000%, 07/01/30	243	247
7.000%, 01/01/31	253	270
7.000%, 07/01/31	1,151	1,217
7.000%, 09/01/31	2,429	2,653
7.000%, 10/01/31	2,334	2,620

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
7.000%, 11/01/31	16,897	17,728
7.000%, 01/01/32	5,359	5,443
7.000%, 02/01/32	2,395	2,400
7.500%, 12/01/29	430	434
7.500%, 01/01/30	380	442
7.500%, 02/01/30	299	300
7.500%, 06/01/30	140	140
7.500%, 08/01/30	77	78
7.500%, 09/01/30	503	561
7.500%, 10/01/30	24	24
7.500%, 11/01/30	9,298	9,680
7.500%, 02/01/31	1,076	1,085
8.000%, 08/01/27	175	178
8.000%, 07/01/30	446	528
8.000%, 09/01/30	371	384
Fannie Mae Pool 3.500%, 02/01/47	31,254,782	31,803,095
3.500%, 02/01/48	99,358	100,938
Fannie Mae REMICS (CMO) 2.836%, 1M LIBOR + 0.350%, 05/25/34 (b)	94,322	94,115
4.500%, 06/25/29	175,518	181,482
9.750%, 08/25/19	14	14
Freddie Mac 20 Yr. Gold Pool 3.000%, 02/01/38	2,226,202	2,229,756
3.000%, 04/01/38	1,961,384	1,966,081
Freddie Mac 30 Yr. Gold Pool 3.000%, 04/01/47	1,525,885	1,521,252
3.000%, 04/01/49	6,500,000	6,475,440
4.000%, 09/01/48	2,205,804	2,275,861
4.000%, TBA (m)	3,200,000	3,294,437
5.000%, 11/01/48	96,799	102,475
5.000%, TBA (m)	600,000	635,332
6.000%, 12/01/36	11,144	12,117
6.000%, 02/01/37	11,152	12,280
7.000%, 03/01/39	91,582	104,813
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 1.330%, 08/25/42 (b) (j)	70,400,000	2,769,163
Freddie Mac REMICS (CMO) 1,156.500%, 06/15/21 (j)	1	5
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 5.736%, 1M LIBOR + 3.250%, 07/25/29 (b)	11,730,000	12,587,443
5.936%, 1M LIBOR + 3.450%, 10/25/29 (b)	17,780,000	19,214,305
6.936%, 1M LIBOR + 4.450%, 03/25/30 (b)	8,840,000	9,484,862
6.986%, 1M LIBOR + 4.500%, 02/25/24 (b)	2,210,000	2,462,487
7.636%, 1M LIBOR + 5.150%, 10/25/29 (b)	10,500,000	11,860,333
13.486%, 1M LIBOR + 11.000%, 10/25/48 (144A) (b)	6,500,000	6,789,434
Ginnie Mae I 30 Yr. Pool 3.000%, 09/15/42	34,054	34,332
3.000%, 11/15/42	38,679	38,996
3.500%, 06/15/48	4,098,600	4,206,043
5.000%, 04/15/35	9,244	9,928
5.500%, 01/15/34	41,576	45,724
5.500%, 04/15/34	12,407	13,642
5.500%, 07/15/34	71,886	79,055

BHFTII-277

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.500%, 10/15/34	44,449	$48,093
5.750%, 10/15/38	94,404	102,089
6.000%, 02/15/33	1,238	1,391
6.000%, 03/15/33	4,000	4,405
6.000%, 06/15/33	3,677	4,123
6.000%, 07/15/33	6,102	6,765
6.000%, 09/15/33	4,973	5,360
6.000%, 10/15/33	2,401	2,615
6.000%, 08/15/34	13,757	14,826
6.500%, 03/15/29	765	839
6.500%, 02/15/32	721	826
6.500%, 03/15/32	841	966
6.500%, 11/15/32	3,691	4,110
7.000%, 03/15/31	92	93
Ginnie Mae II 30 Yr. Pool 3.000%, 01/20/47	80,028	80,547
3.000%, 09/20/47	719,814	723,623
3.000%, 11/20/47	2,883,825	2,898,512
3.500%, 06/20/44	1,807,987	1,853,005
3.500%, 03/20/45	41,149	42,130
3.500%, TBA (m)	6,100,000	6,234,391
4.000%, 12/20/47	173,288	179,051
4.000%, TBA (m)	1,600,000	1,652,563
4.500%, TBA (m)	100,000	103,845
5.000%, 08/20/34	44,112	47,199
5.000%, 11/20/48	98,793	103,508
5.000%, 12/20/48	1,787,864	1,875,285
5.000%, 01/20/49	896,099	938,474
5.500%, 03/20/34	6,404	7,022
6.000%, 05/20/32	8,556	9,500
6.000%, 11/20/33	10,299	11,635
Ginnie Mae II ARM Pool 4.030%, 1Y H15 + 1.440%, 01/20/60 (b)	636,373	651,715
4.334%, 1Y H15 + 1.755%, 05/20/60 (b)	450,250	462,008
Government National Mortgage Association (CMO) 0.397%, 03/16/47 (b) (j)	6,588,383	85,603
0.441%, 04/16/52 (b) (j)	10,296,840	135,764
2.809%, 1M LIBOR + 0.300%, 05/20/68 (b)	3,003,668	2,985,885
3.000%, 04/20/41	423,837	424,563

		150,494,747

Federal Agencies—0.1%
Tennessee Valley Authority 5.980%, 04/01/36	1,760,000	2,362,847

U.S. Treasury—0.3%
U.S. Treasury Bond 3.375%, 11/15/48	1,410,000	1,572,866
U.S. Treasury Notes 2.625%, 02/15/29	6,610,000	6,738,585

		8,311,451

Total U.S. Treasury & Government Agencies (Cost $159,973,635)		161,169,045

Convertible Bonds—1.2%
Security Description	Shares/ Principal Amount*	Value

Commercial Services—0.1%
Chegg, Inc. 0.125%, 03/15/25	2,600,000	2,561,431

Computers—0.1%
Western Digital Corp. 1.500%, 02/01/24 (a)	1,820,000	1,600,713

Internet—0.2%
Twitter, Inc. 0.250%, 06/15/24 (144A)	2,730,000	2,526,289
1.000%, 09/15/21	5,490,000	5,165,877

		7,692,166

Media—0.6%
DISH Network Corp. 2.375%, 03/15/24 (a)	5,890,000	4,858,491
3.375%, 08/15/26 (a)	4,680,000	3,975,661
Liberty Media Corp. 2.125%, 03/31/48 (144A)	6,410,000	6,121,550
2.250%, 12/01/48 (144A)	4,030,000	4,492,418

		19,448,120

Oil & Gas—0.1%
Chesapeake Energy Corp. 5.500%, 09/15/26	4,120,000	3,817,568

Pipelines—0.1%
Cheniere Energy, Inc. 4.250%, 03/15/45 (a)	2,020,000	1,579,388

Total Convertible Bonds (Cost $37,967,219)		36,699,386

Convertible Preferred Stock—0.2%

Banks—0.2%
Wells Fargo & Co., Series L 7.500% (Cost $5,598,292)	4,965	6,416,518

Municipals—0.1%
Massachusetts State Development Finance Agency, Board Institute, Revenue Bond 5.375%, 04/01/41	400,000	430,548
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.000%, 12/15/30	750,000	813,870
5.000%, 12/15/31	1,550,000	1,677,782
Virginia Housing Development Authority 6.000%, 06/25/34	578,842	611,472

Total Municipals (Cost $3,459,634)		3,533,672

BHFTII-278

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Preferred Stocks—0.1%

Security Description	Shares/ Principal Amount*	Value

Banks—0.0%
Citigroup Capital, 9.121%, 3M LIBOR + 6.370%, 10/30/40 (b)	51,160	$1,399,226

Capital Markets—0.1%
B. Riley Financial, Inc., 6.875%, 09/30/23	64,075	1,623,020

Total Preferred Stocks (Cost $2,970,015)		3,022,246

Common Stocks—0.1%

Diversified Consumer Services—0.0%
Ascent CNR Corp. - Class A (g) (n)	1,399,556	27,991

Media—0.0%
Cengage Learning, Inc. (n)	10,995	71,468
ION Media Networks, Inc. (n)	785	520,062

		591,530

Oil, Gas & Consumable Fuels—0.1%
Berry Petroleum Corp. (a)	169,957	1,961,304

Total Common Stocks (Cost $4,090,193)		2,580,825

Escrow Shares—0.0%

Energy Equipment & Services—0.0%
Hercules Offshore, Inc. (g) (h) (o)	10,611	8,381

Forest Products & Paper—0.0%
Sino-Forest Corp. (o)	1,246,000	0
Sino-Forest Corp. (o)	500,000	0

		0

Oil & Gas—0.0%
Berry Petroleum Co. LLC (f) (g) (h) (o)	850,000	0
Berry Petroleum Co. LLC (f) (g) (h) (o)	1,040,000	0

		0

Total Escrow Shares (Cost $463,409)		8,381

Short-Term Investments—1.7%

Repurchase Agreements—1.7%
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $41,008,713; collateralized by U.S. Treasury Note at 1.750%, maturing 05/15/22, with a market value of $41,809,269.	41,000,000	41,000,000

Repurchase Agreements—(Continued)
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $13,673,465; collateralized by U.S. Treasury Note at 2.125%, maturing 12/31/21, with a market value of $13,949,065.	13,672,098	13,672,098

Total Short-Term Investments (Cost $54,672,098)		54,672,098

Securities Lending Reinvestments (p)—11.3%

Certificates of Deposit—7.0%
Banco Santander S.A. 2.790%, 04/16/19	2,000,000	2,000,342
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (b)	5,000,000	5,004,830
Bank of Nova Scotia 2.860%, SOFR + 0.430%, 05/16/19 (b)	5,000,000	4,999,997
Barclays Bank plc 2.950%, 08/02/19	5,000,000	5,001,350
BNP Paribas S.A. New York 2.784%, 3M LIBOR + 0.050%, 11/06/19 (b)	2,000,000	2,000,000
Canadian Imperial Bank of Commerce 2.734%, 1M LIBOR + 0.250%, 10/15/19 (b)	10,000,000	10,008,200
2.752%, 1M LIBOR + 0.270%, 07/19/19 (b)	7,000,000	7,004,277
Commonwealth Bank of Australia 2.901%, 3M LIBOR + 0.140%, 04/23/19 (b)	3,500,000	3,500,861
Credit Agricole S.A. 2.698%, 1M LIBOR + 0.210%, 12/20/19 (b)	7,000,000	7,000,364
2.807%, 1M LIBOR + 0.320%, 05/21/19 (b)	5,000,000	5,001,290
Credit Industriel et Commercial Zero Coupon, 08/01/19	2,956,248	2,973,030
2.887%, 3M LIBOR + 0.090%, 10/15/19 (b)	5,000,000	5,001,815
Credit Suisse AG 2.620%, 04/01/19	5,000,000	5,000,070
2.860%, SOFR + 0.430%, 05/02/19 (b)	2,000,000	2,000,000
HSBC Bank USA, N.A. 2.738%, 3M LIBOR + 0.000%, 08/05/19 (b)	5,000,000	4,999,551
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	5,000,000	5,000,420
KBC Bank NV Zero Coupon, 04/23/19	2,979,439	2,995,740
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 04/16/19	1,986,196	1,997,560
Zero Coupon, 05/08/19	1,986,147	1,994,420
Zero Coupon, 05/08/19	993,321	997,210
Mizuho Bank, Ltd. Zero Coupon, 05/28/19	4,966,855	4,979,239
Mizuho Bank, Ltd., New York 2.789%, 1M LIBOR + 0.300%, 05/01/19 (b)	2,000,000	2,000,394
2.863%, 3M LIBOR + 0.080%, 07/09/19 (b)	3,000,000	2,999,735
2.908%, 04/03/19	4,006,374	3,999,650
MUFG Bank Ltd. 2.789%, 1M LIBOR + 0.300%, 05/01/19 (b)	2,000,000	2,000,358
2.800%, 07/16/19	1,000,000	1,000,618

BHFTII-279

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (p)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Natixis New York
2.788%, 3M LIBOR + 0.090%, 05/10/19 (b)	4,000,000	$4,000,856
2.937%, 3M LIBOR + 0.150%, 10/15/19 (b)	2,000,000	2,001,266
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (b)	8,000,000	8,004,496
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (b)	7,000,000	7,000,462
Societe Generale 2.863%, 3M LIBOR + 0.080%, 07/09/19 (b)	3,000,000	3,000,243
2.899%, 3M LIBOR + 0.160%, 05/07/19 (b)	4,000,000	4,001,008
Standard Chartered plc 2.660%, 08/23/19	10,000,000	10,001,780
3.009%, 3M LIBOR + 0.230%, 04/24/19 (b)	5,000,000	5,000,620
State Street Bank and Trust 2.754%, 1M LIBOR + 0.270%, 05/15/19 (b)	7,000,000	7,001,603
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (b)	10,000,000	10,000,380
Sumitomo Mitsui Banking Corp., New York 2.651%, 1M LIBOR + 0.170%, 08/07/19 (b)	3,000,053	3,000,528
2.690%, 1M LIBOR + 0.200%, 04/03/19 (b)	2,000,016	2,000,032
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 05/20/19	4,952,835	4,981,900
Zero Coupon, 08/06/19	986,338	990,660
Zero Coupon, 08/08/19	986,362	990,280
2.600%, 07/05/19	9,000,000	9,000,459
Svenska Handelsbanken AB 2.799%, 1M LIBOR + 0.300%, 10/31/19 (b)	2,000,000	2,002,266
2.851%, 3M LIBOR + 0.100%, 04/30/19 (b)	5,000,000	5,001,350
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (b)	6,000,000	6,003,084
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (b)	6,000,000	6,002,460
Wells Fargo Bank N.A. 2.939%, 3M LIBOR + 0.140%, 07/11/19 (b)	8,000,000	7,999,371
2.975%, 3M LIBOR + 0.210%, 10/25/19 (b)	4,000,000	4,000,000
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (b)	4,000,000	3,999,977

		217,446,402

Commercial Paper—2.6%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (b)	4,000,000	4,000,052
Bank of China, Ltd.
2.890%, 04/17/19	6,949,425	6,990,053
2.890%, 04/18/19	4,965,481	4,992,510
Barton Capital S.A. 2.650%, 05/02/19	2,980,125	2,992,740
China Construction Bank Corp. 2.840%, 04/29/19	4,962,922	4,988,950
2.860%, 04/18/19	4,964,250	4,992,905
Fairway Finance Corp. 2.600%, 05/07/19	4,966,778	4,986,115
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (b)	3,000,000	3,000,000

Commercial Paper—(Continued)
Industrial & Commercial Bank of China, Corp. 2.880%, 04/18/19	4,964,000	4,992,605
2.920%, 04/15/19	4,961,878	4,993,720
ING Funding LLC
2.778%, 3M LIBOR + 0.040%, 11/04/19 (b)	2,000,000	2,000,278
2.807%, 3M LIBOR + 0.110%, 05/10/19 (b)	10,000,000	10,002,470
Matchpoint Finance plc 2.890%, 05/08/19	4,927,349	4,985,295
Royal Bank of Canada 2.957%, 3M LIBOR + 0.160%, 01/14/20 (b)	3,000,000	3,003,135
Sheffield Receivables Co. 2.900%, SOFR + 0.470%, 05/30/19 (b)	5,000,000	5,000,000
Toronto-Dominion Bank 2.832%, 1M LIBOR + 0.350%, 11/05/19 (b)	7,000,000	7,009,772
Westpac Banking Corp. 2.766%, 1M LIBOR + 0.280%, 05/24/19 (b)	2,000,000	2,000,854

		80,931,454

Repurchase Agreements—1.3%
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $8,062,876; collateralized by various Common Stock with an aggregate market value of $8,802,208.	8,000,000	8,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $2,005,444; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $5,013,611; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $100,020; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $102,000.	100,000	100,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $100,023; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $102,000.	100,000	100,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $500,104; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $510,000.	500,000	500,000

BHFTII-280

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (p)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $2,000,458; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	$2,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $8,372,640; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $8,538,300.	8,370,882	8,370,882
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $13,134,045; collateralized by various Common Stock with an aggregate market value of $13,750,009.	12,500,000	12,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $1,310,301; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $1,392,763.	1,300,000	1,300,000

		39,870,882

Time Deposits—0.4%
Natixis New York 2.400%, 04/01/19	500,000	500,000
Nordea Bank New York 2.350%, 04/01/19	1,000,000	1,000,000
Skandi New York 2.380%, 04/01/19	2,000,000	2,000,000
Svenska, New York 2.360%, 04/01/19	8,000,000	8,000,000

		11,500,000

Total Securities Lending Reinvestments (Cost $349,686,827)		349,748,738

Total Purchased Options—0.1% (q) (Cost $2,932,502)		2,026,659

Total Investments—110.8% (Cost $3,444,802,817)		3,432,776,427
Other assets and liabilities (net)—(10.8)%		(335,813,906)

Net Assets—100.0%		$3,096,962,521

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $333,237,686 and the collateral received consisted of cash in the amount of $349,313,272. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2019, the market value of restricted securities was $10,201,091, which is 0.3% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Illiquid security. As of March 31, 2019, these securities represent 0.7% of net assets.
(h)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, these securities represent 0.0% of net assets.
(i)	Principal amount of security is adjusted for inflation.
(j)	Interest only security.
(k)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(l)	This loan will settle after March 31, 2019, at which time the interest rate will be determined.
(m)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(n)	Non-income producing security.
(o)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(p)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(q)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $1,296,721,481, which is 41.9% of net assets.

BHFTII-281

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Alta Wind Holdings LLC, 7.000%, 06/30/35	07/14/10	$1,268,181	$1,268,181	$1,350,893
Bayview Commercial Asset Trust, Zero Coupon, 07/25/37	11/23/10	2,610,613	248,824	0
Countrywide Home Loan Reperforming Loan REMIC Trust, 3.717%, 03/25/35	01/08/15	5,073,573	738,839	571,631
Midwest Vanadium Pty, Ltd., 13.250%, 02/15/18	05/05/11-05/24/11	932,290	961,424	93
NSG Holdings LLC / NSG Holdings, Inc., 7.750%, 12/15/25	01/25/13	2,419,311	2,558,373	2,588,662
Windstream Services LLC / Windstream Finance Corp., 10.500%, 06/30/24	08/06/18	7,715,000	6,872,700	5,689,812

				$10,201,091

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ARS	232,614,000	CBNA	07/17/19	USD	5,220,242	$(549,762)
AUD	13,250,000	CBNA	04/17/19	USD	9,529,843	(118,797)
BRL	10,559,893	BBP	04/17/19	USD	2,846,639	(152,327)
BRL	17,020,000	JPMC	04/17/19	USD	4,539,998	(197,418)
BRL	7,740,000	BBP	07/17/19	USD	1,961,927	(1,057)
BRL	12,510,000	CBNA	07/17/19	USD	3,206,706	(37,391)
CAD	7,200,000	BBP	04/01/19	USD	5,482,861	(95,051)
CAD	26,881,593	BBP	04/17/19	USD	20,253,450	(129,464)
CAD	700,000	CBNA	04/17/19	USD	534,235	(10,204)
CAD	8,120,000	JPMC	04/17/19	USD	6,046,264	32,496
EUR	8,900,000	BBP	04/17/19	USD	10,140,945	(144,664)
EUR	420,000	CBNA	04/17/19	USD	485,600	(13,865)
EUR	500,000	CBNA	04/17/19	USD	574,880	(13,291)
EUR	900,000	CBNA	04/17/19	USD	1,034,699	(23,839)
EUR	1,600,000	CBNA	04/17/19	USD	1,849,050	(51,965)
EUR	3,800,000	CBNA	04/17/19	USD	4,343,620	(75,546)
EUR	7,360,000	CBNA	04/17/19	USD	8,357,118	(90,531)
EUR	13,620,000	CBNA	04/17/19	USD	15,588,982	(291,303)
EUR	15,680,000	CBNA	04/17/19	USD	17,855,720	(244,296)
EUR	25,420,000	JPMC	04/17/19	USD	28,698,824	(147,650)
GBP	18,761,869	CBNA	04/17/19	USD	24,789,832	(334,843)
IDR	114,574,705,828	CBNA	04/17/19	USD	7,868,872	161,909
INR	491,838,000	BBP	04/16/19	USD	6,933,204	152,179
JPY	2,955,686,811	CBNA	04/17/19	USD	27,514,213	(810,968)
MXN	17,000,000	BBP	04/17/19	USD	879,534	(5,820)
MXN	29,000,000	BBP	04/17/19	USD	1,494,477	(4,024)
MXN	30,000,000	BBP	04/17/19	USD	1,544,324	(2,476)
MXN	232,504,580	BBP	04/17/19	USD	12,053,396	(103,834)
MXN	25,000,000	CBNA	04/17/19	USD	1,297,966	(13,093)
MXN	35,000,000	CBNA	04/17/19	USD	1,817,289	(18,466)
MXN	40,000,000	CBNA	04/17/19	USD	2,070,844	(15,045)
MXN	456,920,303	CBNA	04/17/19	USD	23,549,801	(66,403)
NZD	500,000	JPMC	04/17/19	USD	345,499	(4,902)
PHP	800,560,000	JPMC	04/17/19	USD	15,404,272	(183,941)
PHP	1,906,060,000	JPMC	04/17/19	USD	36,402,979	(164,766)
PHP	1,803,342,000	JPMC	07/17/19	USD	33,827,462	217,898
PLN	3,719	BBP	04/17/19	USD	995	(26)
RUB	13,134,950	CBNA	04/17/19	USD	193,602	6,093
SEK	2,000,000	CBNA	04/17/19	USD	221,158	(5,802)
SEK	3,500,000	CBNA	04/17/19	USD	394,048	(17,174)
TWD	7,361,600	BBP	04/17/19	USD	240,214	(1,138)
TWD	7,361,600	JPMC	07/17/19	USD	239,386	1,052

BHFTII-282

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ARS	307,962,000	BBP	05/15/19	USD	7,483,888	$762,995
ARS	303,380,000	CBNA	05/15/19	USD	7,403,123	782,227
AUD	1,104,312	BBP	04/17/19	USD	790,395	6,038
AUD	12,451,000	CBNA	04/17/19	USD	8,958,109	114,567
AUD	12,128,207	CBNA	04/17/19	USD	8,666,695	52,423
AUD	609,813	CBNA	04/17/19	USD	432,029	(1,101)
BRL	7,740,000	BBP	04/17/19	USD	1,975,498	669
BRL	12,510,000	CBNA	04/17/19	USD	3,228,387	36,514
CAD	7,200,000	JPMC	04/01/19	USD	5,483,208	95,398
CAD	16,520,000	BBP	04/17/19	USD	12,457,817	90,684
CAD	8,606,000	BBP	04/17/19	USD	6,539,906	97,319
CAD	10,600,000	CBNA	04/17/19	USD	8,001,782	66,454
CAD	13,140,000	JPMC	04/17/19	USD	9,956,295	119,484
EUR	6,200,000	BBP	04/17/19	USD	7,196,073	232,372
EUR	3,200,000	BBP	04/17/19	USD	3,704,909	110,740
EUR	47,185,734	CBNA	04/17/19	USD	54,772,068	1,774,108
EUR	2,100,000	CBNA	04/17/19	USD	2,383,946	25,273
EUR	1,780,000	CBNA	04/17/19	USD	2,026,947	27,691
EUR	1,740,000	CBNA	04/17/19	USD	1,968,351	14,022
EUR	1,700,000	CBNA	04/17/19	USD	1,956,011	46,610
EUR	1,550,000	CBNA	04/17/19	USD	1,748,797	7,872
EUR	1,300,000	CBNA	04/17/19	USD	1,497,333	37,203
EUR	62,558,228	JPMC	04/17/19	USD	71,400,959	1,136,959
EUR	30,649,237	JPMC	04/17/19	USD	35,436,648	1,012,112
GBP	2,700,000	BBP	04/17/19	USD	3,514,285	(5,006)
GBP	19,171,833	CBNA	04/17/19	USD	24,606,664	(382,689)
JPY	1,639,980,000	CBNA	04/17/19	USD	14,794,307	(22,144)
MXN	32,000,000	CBNA	04/17/19	USD	1,633,120	(11,519)
NZD	7,900,000	JPMC	04/17/19	USD	5,349,730	(31,701)
PHP	1,803,342,000	JPMC	04/17/19	USD	34,083,198	(202,130)
PHP	903,278,000	JPMC	04/17/19	USD	17,104,298	(68,918)
PHP	360,673,800	DBAG	05/15/19	USD	6,824,481	(14,781)
PHP	360,673,800	DBAG	05/15/19	USD	6,836,122	(3,139)
PHP	360,670,000	DBAG	05/15/19	USD	6,760,450	(78,740)
PHP	360,669,400	DBAG	05/15/19	USD	6,852,924	13,746
PHP	360,660,000	DBAG	05/15/19	USD	6,818,414	(20,586)
SEK	48,435,647	CBNA	04/17/19	USD	5,473,326	257,863
TRY	2,193,900	BBP	04/17/19	USD	378,004	(6,643)
TWD	7,361,600	JPMC	04/17/19	USD	238,471	(605)
ZAR	198,594	BBP	04/17/19	USD	14,175	436

Net Unrealized Appreciation						$2,502,562

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	12/16/19	1,244	USD	303,442,700	$1,046,436
90 Day Eurodollar Futures	06/15/20	2,993	USD	731,601,438	3,062,438
Australian 10 Year Treasury Bond Futures	06/17/19	198	AUD	27,434,195	239,157
U.S. Treasury Note 10 Year Futures	06/19/19	3,567	USD	443,088,281	3,430,011
U.S. Treasury Note 2 Year Futures	06/28/19	150	USD	31,964,063	116,032
U.S. Treasury Note Ultra 10 Year Futures	06/19/19	97	USD	12,879,781	246,912
U.S. Treasury Ultra Long Bond Futures	06/19/19	1,986	USD	333,648,000	11,849,608

BHFTII-283

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	06/06/19	(713)	EUR	(118,600,420)	$(2,860,066)
Euro-Buxl 30 Year Bond Futures	06/06/19	(28)	EUR	(5,366,480)	(292,612)
U.S. Treasury Long Bond Futures	06/19/19	(451)	USD	(67,494,969)	(1,872,848)
U.S. Treasury Note 5 Year Futures	06/28/19	(5,118)	USD	(592,808,344)	(4,591,708)
United Kingdom Long Gilt Bond Futures	06/26/19	(113)	GBP	(14,618,810)	(288,670)

Net Unrealized Appreciation					$10,084,690

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/AUD Put	AUD	0.700	JPMC	05/13/19	30,260,000	USD	30,260,000	$336,289	$152,298	$(183,991)
USD Call/CNH Put	CNH	6.781	CBNA	04/29/19	79,790,000	USD	79,790,000	277,270	168,676	(108,594)
USD Call/EUR Put	EUR	1.140	JPMC	06/20/19	30,200,000	USD	30,200,000	204,454	479,697	275,243
USD Put/AUD Call	AUD	0.738	CBNA	04/02/19	30,750,000	USD	30,750,000	245,477	30	(245,447)
USD Put/BRL Call	BRL	3.822	CBNA	06/24/19	14,800,000	USD	14,800,000	274,728	207,645	(67,083)

Totals								$1,338,218	$1,008,346	$(329,872)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - S&P 500 Index E-Mini Futures	USD	2,550.000	05/17/19	293	USD	14,650	$253,328	$91,563	$(161,765)
Put - S&P 500 Index E-Mini Futures	USD	2,600.000	05/17/19	162	USD	8,100	289,915	70,875	(219,040)
Put - S&P 500 Index E-Mini Futures	USD	2,500.000	05/17/19	150	USD	7,500	154,065	33,750	(120,315)
Put - S&P 500 Index E-Mini Futures	USD	2,600.000	06/21/19	664	USD	33,200	762,132	664,000	(98,132)
Put - U.S. Treasury Note 10 Year Futures	USD	124.000	05/24/19	253	USD	253,000	134,844	158,125	23,281

Totals							$1,594,284	$1,018,313	$(575,971)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/BRL Put	BRL	4.016	CBNA	06/24/19	(14,800,000)	USD	(14,800,000)	$(274,728)	$(288,259)	$(13,531)
USD Call/CAD Put	CAD	1.369	JPMC	06/10/19	(30,200,000)	USD	(30,200,000)	(143,450)	(81,510)	61,940
USD Call/EUR Put	EUR	1.102	JPMC	06/07/19	(15,300,000)	USD	(15,300,000)	(79,652)	(42,932)	36,720
USD Call/EUR Put	EUR	1.115	CBNA	06/24/19	(14,800,000)	USD	(14,800,000)	(70,226)	(92,796)	(22,570)

Totals								$(568,056)	$(505,497)	$62,559

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Treasury Note 5 Year Futures	USD	115.250	04/26/19	(353)	USD	(353,000)	$(84,882)	$(242,688)	$(157,806)
Call - U.S. Treasury Note 5 Year Futures	USD	115.500	05/24/19	(253)	USD	(253,000)	(92,461)	(164,055)	(71,594)
Call - U.S. Treasury Note 10 Year Futures	USD	125.000	05/24/19	(253)	USD	(253,000)	(133,969)	(114,641)	19,328
Put - S&P 500 Index E-Mini Futures	USD	2,450.000	05/17/19	(162)	USD	(8,100)	(135,335)	(27,135)	108,200
Put - S&P 500 Index E-Mini Futures	USD	2,350.000	05/17/19	(293)	USD	(14,650)	(98,272)	(29,300)	68,972
Put - S&P 500 Index E-Mini Futures	USD	2,400.000	06/21/19	(664)	USD	(33,200)	(296,968)	(240,700)	56,268

Totals							$(841,887)	$(818,519)	$23,368

BHFTII-284

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Basis Swaps

Floating Rate Index Paid	Payment Frequency	Floating Rate Index Received	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(1)
3M LIBOR	Quarterly	FEDL01 + 0.254%	Quarterly	06/19/24	USD	156,805,000	$102,535	$—	$102,535

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day TIIE	Monthly	7.330%	Monthly	04/06/22	MXN	3,542,500,000	$(2,634,767)	$(85,736)	$(2,549,031)
Pay	28-Day TIIE	Monthly	7.351%	Monthly	04/05/21	MXN	5,174,130,000	(3,309,161)	(40,304)	(3,268,857)
Receive	3M LIBOR	Annually	1.385%	Annually	10/30/21	GBP	158,777,000	(917,973)	(49,681)	(868,292)
Receive	3M LIBOR	Semi-Annually	2.250%	Quarterly	12/31/25	USD	42,036,000	175,568	57,641	117,927
Receive	3M LIBOR	Semi-Annually	2.500%	Quarterly	01/31/26	USD	173,900,000	(1,916,884)	(2,342,451)	425,567
Receive	3M LIBOR	Semi-Annually	2.750%	Quarterly	08/15/44	USD	39,474,000	(1,004,138)	(106,818)	(897,320)
Receive	3M LIBOR	Semi-Annually	2.875%	Quarterly	05/15/44	USD	40,552,000	(2,001,000)	196,352	(2,197,352)
Receive	6M EURIBOR	Annually	1.498%	Annually	08/23/47	EUR	4,537,500	(575,687)	(5,232)	(570,455)
Receive	6M LIBOR	Semi-Annually	1.271%	Quarterly	10/26/21	GBP	32,768,000	(257,074)	13,653	(270,727)

Totals								$(12,441,116)	$(2,362,576)	$(10,078,540)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premiums Received	Unrealized Depreciation
CDX.NA.HY.32	(5.000%)	Quarterly	06/20/24	3.258%	USD	157,970,000	$(10,499,476)	$(9,582,721)	$(916,755)

OTC Credit Default Swaps on Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Appreciation
Australia Government International Bond 4.750%, due 04/27/21	(1.000%)	Quarterly	06/20/23	DBAG	0.224%	USD	32,280,000	$(1,131,538)	$(1,289,612)	$158,074

Securities in amount of $1,549,830 have been received at the custodian bank as collateral for foreign currency contracts and OTC swap contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

BHFTII-285

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(TRY)—	Turkish Lira
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(ARLLMONP) —	Argentina Blended Policy Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(COFI)—	11th District Cost of Funds Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(FEDL01)—	Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ICE)—	Intercontinental Exchange, Inc.
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(SOFR)—	Secured Overnight Financing Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$1,849,002,539	$—	$1,849,002,539
Total Mortgage-Backed Securities*	—	265,391,301	—	265,391,301
Total Floating Rate Loans*	—	243,412,090	—	243,412,090
Total Foreign Government*	—	275,138,404	—	275,138,404
Total U.S. Treasury & Government Agencies*	—	161,169,045	—	161,169,045
Total Asset-Backed Securities*	—	179,954,525	—	179,954,525
Total Convertible Bonds*	—	36,699,386	—	36,699,386
Total Convertible Preferred Stock*	6,416,518	—	—	6,416,518
Total Municipals	—	3,533,672	—	3,533,672
Total Preferred Stocks*	3,022,246	—	—	3,022,246
Total Common Stocks*	1,961,304	619,521	—	2,580,825
Total Escrow Shares*	—	—	8,381	8,381
Total Short-Term Investments*	—	54,672,098	—	54,672,098
Total Securities Lending Reinvestments*	—	349,748,738	—	349,748,738

BHFTII-286

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Purchased Options
Foreign Currency Options at Value	$—	$1,008,346	$—	$1,008,346
Options on Exchange-Traded Futures Contracts at Value	1,018,313	—	—	1,018,313
Total Purchased Options	$1,018,313	$1,008,346	$—	$2,026,659
Total Investments	$12,418,381	$3,420,349,665	$8,381	$3,432,776,427

Collateral for Securities Loaned (Liability)	$—	$(349,313,272)	$—	$(349,313,272)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$7,493,406	$—	$7,493,406
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,990,844)	—	(4,990,844)
Total Forward Contracts	$—	$2,502,562	$—	$2,502,562
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$19,990,594	$—	$—	$19,990,594
Futures Contracts (Unrealized Depreciation)	(9,905,904)	—	—	(9,905,904)
Total Futures Contracts	$10,084,690	$—	$—	$10,084,690
Written Options
Foreign Currency Options at Value	$—	$(505,497)	$—	$(505,497)
Options on Exchange-Traded Futures Contracts at Value	(818,519)	—	—	(818,519)
Total Written Options	$(818,519)	$(505,497)	$—	$(1,324,016)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$646,029	$—	$646,029
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(11,538,789)	—	(11,538,789)
Total Centrally Cleared Swap Contracts	$—	$(10,892,760)	$—	$(10,892,760)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(1,131,538)	$—	$(1,131,538)
Total OTC Swap Contracts	$—	$(1,131,538)	$—	$(1,131,538)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2019 is not presented.

Transfers from Level 3 to Level 2 in the amount of $18,677,327 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be significant observable inputs.

BHFTII-287

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—85.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—43.0%
Fannie Mae 15 Yr. Pool
2.500%, TBA (a)	3,600,000	$3,578,929
3.000%, TBA (a)	17,100,000	17,255,887
3.500%, TBA (a)	26,500,000	27,108,750
4.500%, 03/01/20	11,613	11,815
Fannie Mae 20 Yr. Pool
3.000%, 12/01/37	1,538,545	1,548,390
4.500%, 11/01/31	580,083	609,930
4.500%, 12/01/31	821,758	864,154
Fannie Mae 30 Yr. Pool
3.000%, 09/01/42	7,569,002	7,575,294
3.000%, 11/01/46	22,801,163	22,714,273
3.000%, 01/01/48	258,663	257,638
3.000%, 11/01/48	4,129,823	4,113,373
3.000%, TBA (a)	100,000	99,473
3.500%, 10/01/47	17,969,729	18,254,059
3.500%, 12/01/47	1,767,220	1,801,016
3.500%, 01/01/48	340,072	345,419
3.500%, 03/01/48	14,544,074	14,784,342
3.500%, 06/01/48	8,270,616	8,400,613
3.500%, 07/01/48	6,159,343	6,256,944
3.500%, 02/01/49	400,000	407,546
3.500%, TBA (a)	45,648,000	46,281,009
4.000%, 02/01/40	590,717	614,977
4.000%, 06/01/42	5,429,721	5,700,734
4.000%, 07/01/42	2,466,995	2,559,011
4.000%, 05/01/43	13,510,665	14,160,065
4.000%, 10/01/43	7,267,776	7,616,971
4.000%, 04/01/47	7,764,953	8,063,972
4.000%, 05/01/47	3,442,965	3,571,187
4.000%, 08/01/47	37,636,464	38,899,777
4.000%, 05/01/48	13,708,084	14,277,022
4.500%, 04/01/41	7,602,235	8,037,805
4.500%, 10/01/41	4,568,076	4,827,174
4.500%, 07/01/44	200,125	212,505
4.500%, 10/01/44	1,211,255	1,284,689
4.500%, 01/01/45	112,582	119,240
4.500%, 01/01/47	739,928	775,123
4.500%, 06/01/47	247,538	259,095
4.500%, 07/01/47	1,221,670	1,284,049
4.500%, 08/01/47	1,660,739	1,752,157
5.000%, 07/01/33	183,226	197,124
5.000%, 09/01/33	223,014	239,946
5.000%, 10/01/35	632,728	680,862
5.000%, 03/01/36	1,008,091	1,084,969
5.000%, 01/01/39	7,456	8,049
5.000%, 12/01/39	14,977	16,191
5.000%, 05/01/40	48,839	52,361
5.000%, 07/01/40	31,493	34,044
5.000%, 11/01/40	765,582	827,610
5.000%, 01/01/41	59,825	64,588
5.000%, 02/01/41	46,073	48,705
5.000%, 04/01/41	81,526	88,133
5.000%, 05/01/41	1,746,273	1,885,846
5.000%, 06/01/41	154,184	166,679
5.000%, 07/01/41	1,519,482	1,633,284

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 10/01/48	1,697,547	1,795,855
5.000%, 11/01/48	4,379,038	4,631,967
5.000%, TBA (a)	500,000	528,662
6.000%, 04/01/33	62,613	69,092
6.000%, 02/01/34	12,013	13,258
6.000%, 11/01/35	121,747	134,388
6.000%, 08/01/37	263,976	291,359
6.500%, 03/01/26	557	616
6.500%, 04/01/29	55,321	61,100
7.000%, 11/01/28	1,646	1,713
7.000%, 02/01/29	547	547
7.000%, 01/01/30	1,948	1,978
7.000%, 10/01/37	6,628	7,243
7.000%, 11/01/37	19,976	21,769
7.000%, 12/01/37	19,829	22,990
7.000%, 02/01/38	10,216	10,940
7.000%, 11/01/38	88,063	100,696
7.000%, 02/01/39	824,956	948,861
7.500%, 04/01/32	12,210	12,363
8.000%, 05/01/28	1,431	1,566
8.000%, 07/01/32	811	865
Fannie Mae Connecticut Avenue Securities (CMO)
3.166%, 1M LIBOR + 0.680%, 10/25/30 (b)	4,909,971	4,907,876
3.936%, 1M LIBOR + 1.450%, 01/25/29 (b)	138,275	138,791
Fannie Mae Interest Strip (CMO)
3.500%, 11/25/41 (c)	2,134,266	394,135
4.000%, 04/25/42 (c)	2,871,561	532,411
4.500%, 11/25/39 (c)	1,497,370	302,386
Fannie Mae Pool
3.500%, 08/01/42	8,985,044	9,158,971
3.500%, 09/01/42	618,327	630,321
3.500%, 10/01/42	4,388,022	4,473,259
3.500%, 06/01/47	680,782	693,907
3.530%, 02/01/29	2,160,000	2,258,990
3.740%, 11/01/28	1,490,000	1,559,470
3.770%, 01/01/29	1,020,000	1,086,852
4.000%, 10/01/42	2,622,790	2,713,788
4.000%, 11/01/42	1,741,310	1,801,958
4.000%, 07/01/43	56,146	58,098
4.000%, 08/01/43	1,266,225	1,310,394
6.500%, 12/01/27	3,556	3,556
6.500%, 05/01/32	12,102	13,545
Fannie Mae REMIC Trust Whole Loan (CMO) 4.547%, 01/25/43 (b)	246,794	257,859
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/42 (d)	392,721	346,365
3.665%, -1x 1M LIBOR + 6.150%, 03/25/42 (b) (c)	6,388,266	803,566
3.665%, -1x 1M LIBOR + 6.150%, 12/25/42 (b) (c)	725,393	130,609
4.045%, -1x 1M LIBOR + 6.530%, 01/25/41 (b) (c)	1,020,893	177,764
4.065%, -1x 1M LIBOR + 6.550%, 10/25/41 (b) (c)	3,947,932	627,666
4.165%, -1x 1M LIBOR + 6.650%, 02/25/41 (b) (c)	486,236	50,538
4.165%, -1x 1M LIBOR + 6.650%, 03/25/42 (b) (c)	1,544,704	208,333
5.500%, 07/25/41	6,910,594	7,661,192
5.500%, 04/25/42	1,633,324	1,796,747
6.000%, 05/25/42	991,401	1,072,868

BHFTII-288

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae REMICS (CMO)
6.500%, 06/25/39	126,889	$135,916
6.500%, 07/25/42	1,820,028	2,084,167
9.750%, 08/25/19	51	51
Fannie Mae-ACES (CMO)
0.710%, 01/25/36 (b) (c)	104,568,906	5,469,017
2.037%, 09/25/26	2,301,009	2,257,064
Freddie Mac 15 Yr. Gold Pool
2.500%, 10/01/31	2,939,158	2,923,967
2.500%, 04/01/33	11,727,255	11,666,640
2.500%, 06/01/33	4,504,488	4,481,206
2.500%, 09/01/33	325,896	324,212
Freddie Mac 20 Yr. Gold Pool
3.000%, 02/01/38	1,855,168	1,858,130
3.000%, 04/01/38	1,587,787	1,591,589
Freddie Mac 30 Yr. Gold Pool
3.000%, 04/01/47	1,335,149	1,331,096
3.000%, 01/01/48	6,999,998	6,974,924
3.000%, 04/01/48	15,900,565	15,841,663
3.000%, 03/01/49	1,884,753	1,877,631
3.000%, 04/01/49	3,914,675	3,899,883
3.500%, 06/01/46	828,600	845,801
3.500%, 02/01/48	2,955,670	3,003,865
3.500%, 06/01/48	5,075,987	5,176,042
3.500%, 08/01/48	7,915,950	8,045,040
3.500%, 09/01/48	662,564	673,369
3.500%, 10/01/48	16,571,846	16,842,100
3.500%, 12/01/48	9,999,994	10,159,981
3.500%, 03/01/49	6,299,999	6,396,767
4.000%, 07/01/43	3,855,725	4,044,425
4.000%, 08/01/43	3,427,835	3,595,599
4.000%, 07/01/47	7,251,270	7,491,770
4.000%, 12/01/47	803,976	830,107
4.000%, 04/01/48	469,713	484,824
4.000%, 05/01/48	2,461,758	2,540,956
4.000%, 09/01/48	10,453,595	10,785,601
4.500%, 06/01/38	1,301,550	1,377,735
4.500%, 02/01/47	654,196	684,581
4.500%, 03/01/47	60,807	63,751
4.500%, 04/01/47	1,122,483	1,176,831
4.500%, 05/01/47	554,235	579,568
4.500%, 06/01/47	2,140,388	2,244,021
4.500%, 07/01/47	49,032	51,282
4.500%, 06/01/48	16,537,742	17,328,622
5.000%, 08/01/33	17,559	18,952
5.000%, 01/01/36	28,425	30,615
5.000%, 01/01/40	25,693	27,756
5.000%, 04/01/41	24,719	26,704
5.000%, 06/01/41	3,785,060	4,079,716
5.000%, 04/01/44	30,631	32,996
5.000%, 07/01/48	94,057	99,550
5.000%, 08/01/48	282,928	299,666
5.000%, 09/01/48	560,668	593,920
5.000%, 10/01/48	1,039,885	1,101,434
5.000%, 11/01/48	774,396	819,797
5.000%, TBA (a)	9,300,000	9,847,646

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
6.000%, 10/01/36	667,070	735,567
6.500%, 09/01/39	237,267	272,394
8.000%, 09/01/30	3,121	3,586
Freddie Mac 30 Yr. Non-Gold Pool 8.000%, 07/01/20	1	1
Freddie Mac Gold Pool
3.500%, 10/01/42	951,831	969,722
3.500%, 02/01/44	430,268	438,351
4.000%, 04/01/43	1,359,399	1,408,052
4.000%, 08/01/43	809,556	838,359
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
0.292%, 01/25/27 (b) (c)	74,019,956	1,512,287
0.362%, 12/25/28 (c)	63,179,392	2,031,754
0.482%, 01/25/34 (b) (c)	51,906,838	2,757,722
0.653%, 01/25/29 (b) (c)	85,920,000	3,821,472
3.030%, 1M LIBOR + 0.540%, 12/25/28 (b)	700,000	699,999
3.291%, 03/25/27	4,670,000	4,784,113
Freddie Mac REMICS (CMO)
4.500%, 04/15/32	267,024	283,555
6.000%, 05/15/36	443,254	498,676
8.500%, 06/15/21	2,453	2,499
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
3.686%, 1M LIBOR + 1.200%, 07/25/29 (b)	4,546,341	4,565,643
4.686%, 1M LIBOR + 2.200%, 09/25/24 (b)	5,095,862	5,194,015
Ginnie Mae I 30 Yr. Pool
3.000%, 09/15/42	578,914	583,651
3.000%, 11/15/42	309,436	311,968
3.500%, 06/15/48	5,775,300	5,926,697
5.500%, 06/15/36	387,512	426,191
6.000%, 03/15/33	682,786	763,258
6.500%, 06/15/31	2,682	2,944
6.500%, 08/15/34	148,556	163,090
7.500%, 09/15/29	1,500	1,646
8.500%, 06/15/25	15,499	17,081
Ginnie Mae II 30 Yr. Pool
3.000%, 01/20/47	1,840,639	1,852,590
3.000%, 03/20/47	2,829,282	2,849,373
3.000%, 09/20/47	7,648,025	7,688,489
3.000%, 11/20/47	18,467,074	18,561,128
3.000%, 12/20/47	29,587,183	29,737,872
3.000%, TBA (a)	3,300,000	3,315,855
3.500%, 06/20/44	2,399,060	2,458,795
3.500%, 03/20/45	205,744	210,651
3.500%, TBA (a)	23,600,000	24,119,937
4.000%, 09/20/45	1,255,636	1,303,856
4.000%, 11/20/45	8,205,794	8,515,186
4.000%, 12/20/47	953,083	984,783
4.000%, TBA (a)	12,200,000	12,600,789
4.500%, 01/20/40	578,597	609,226
4.500%, 05/20/40	758,115	798,197
4.500%, 09/20/40	15,987	16,829
4.500%, 01/20/41	126,090	132,769
4.500%, 07/20/41	840,817	885,212
4.500%, 06/20/48	1,189,115	1,235,348
4.500%, 09/20/48	490,891	505,692

BHFTII-289

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.500%, 12/20/48	2,383,966	$2,486,936
4.500%, 01/20/49	15,142,611	15,743,505
4.500%, TBA (a)	7,700,000	7,996,082
5.000%, 07/20/40	577,550	619,850
5.000%, 11/20/48	1,639,969	1,718,237
5.000%, 12/20/48	10,528,530	11,043,347
5.000%, 01/20/49	6,870,094	7,194,964
6.000%, 11/20/34	1,254	1,417
6.000%, 06/20/35	1,997	2,257
6.000%, 07/20/36	110,521	122,591
6.000%, 09/20/36	5,530	6,134
6.000%, 07/20/38	285,737	316,597
6.000%, 09/20/38	739,177	817,223
6.000%, 06/20/39	3,658	4,056
6.000%, 05/20/40	66,175	73,381
6.000%, 06/20/40	185,527	203,525
6.000%, 08/20/40	99,069	106,395
6.000%, 09/20/40	228,748	253,644
6.000%, 10/20/40	153,934	173,093
6.000%, 11/20/40	212,586	239,864
6.000%, 01/20/41	148,987	160,430
6.000%, 03/20/41	762,340	847,942
6.000%, 07/20/41	159,403	179,325
6.000%, 12/20/41	108,955	120,712
6.500%, 10/20/37	247,486	285,884
Government National Mortgage Association (CMO)
0.243%, 02/16/48 (b) (c)	4,496,435	90,277
0.277%, 02/16/53 (b) (c)	12,673,759	246,749
0.293%, 09/16/46 (b) (c)	23,432,856	195,041
0.410%, 03/16/49 (b) (c)	7,618,376	96,488
0.422%, 05/16/54 (b) (c)	16,577,121	354,800
0.502%, 04/16/54 (b) (c)	135,795,501	3,083,101
0.520%, 10/16/54 (b) (c)	31,396,985	792,579
0.661%, 03/16/59 (b) (c)	79,329,042	4,716,397
0.687%, 03/16/60 (b) (c)	7,204,227	443,419
0.783%, 12/16/59 (b) (c)	67,915,640	4,705,535
0.795%, 10/16/58 (b) (c)	23,182,054	1,673,763
0.838%, 09/16/55 (b) (c)	18,372,680	980,385
0.954%, 12/16/56 (b) (c)	43,429,814	3,259,043
1.066%, 09/16/44 (b) (c)	14,573,011	700,175
1.238%, 02/16/46 (b) (c)	18,415,336	883,192
2.889%, 1M LIBOR + 0.380%, 12/20/60 (b)	15,181,862	15,134,947
2.909%, 1M LIBOR + 0.400%, 12/20/60 (b)	4,455,564	4,445,648
2.939%, 1M LIBOR + 0.430%, 10/20/64 (b)	6,203,341	6,190,148
2.989%, 1M LIBOR + 0.480%, 03/20/61 (b)	4,076,355	4,075,221
3.009%, 1M LIBOR + 0.500%, 12/20/60 (b)	35,645,164	35,651,499
3.150%, 06/16/60 (b)	4,881,445	4,850,400
3.250%, 12M LIBOR + 0.250%, 10/20/68 (b)	2,968,029	2,954,922
3.618%, -1x 1M LIBOR + 6.100%, 08/16/42 (b) (c)	927,792	150,296
4.013%, -1x 1M LIBOR + 6.500%, 03/20/39 (b)	132,951	3,467
4.162%, -1x 1M LIBOR + 6.650%, 01/20/40 (b) (c)	574,820	47,570

		845,100,710

Federal Agencies—36.1%
Federal Agricultural Mortgage Corp. 2.600%, 03/29/21	20,000,000	20,094,428
Federal Farm Credit Bank
1.750%, 10/26/20	15,000,000	14,867,679
1.900%, 11/27/20	20,000,000	19,860,603
1.950%, 01/10/20	10,000,000	9,967,293
2.240%, 01/06/25	12,305,000	12,020,526
2.240%, 07/06/27	10,000,000	9,526,105
2.300%, 06/11/19	10,000,000	9,998,936
2.550%, 06/11/20	10,000,000	10,023,152
2.750%, 04/25/22	20,000,000	20,263,944
Federal Home Loan Bank
1.375%, 09/28/20	10,000,000	9,851,637
1.875%, 11/29/21	40,000,000	39,586,987
2.125%, 06/09/23	17,700,000	17,556,496
2.375%, 12/13/19	20,000,000	19,994,440
2.375%, 03/30/20	8,000,000	7,995,008
2.500%, 02/13/24	10,000,000	10,089,972
2.625%, 05/28/20	20,000,000	20,044,936
3.250%, 11/16/28	20,000,000	21,030,213
5.250%, 12/11/20	12,000,000	12,568,995
Federal Home Loan Mortgage Corp.
Zero Coupon, 11/29/19	10,200,000	10,026,824
1.500%, 01/17/20	10,000,000	9,924,759
2.750%, 06/19/23	20,000,000	20,356,934
Federal National Mortgage Association
Zero Coupon, 10/09/19	50,000,000	49,358,239
1.875%, 09/24/26	20,000,000	19,123,629
2.125%, 04/24/26	10,000,000	9,770,310
2.625%, 09/06/24 (e)	22,000,000	22,325,739
Financing Corp. Fico
Zero Coupon, 04/05/19	1,245,000	1,244,599
Zero Coupon, 06/06/19	26,414,000	26,289,300
Zero Coupon, 09/26/19	14,535,000	14,348,492
National Archives Facility Trust 8.500%, 09/01/19	448,584	459,270
New Valley Generation II 5.572%, 05/01/20 (g)	3,097,560	3,194,818
Overseas Private Investment Corp.
Zero Coupon, 11/13/20	3,306,787	3,629,983
Zero Coupon, 07/01/22	6,750,000	6,843,444
Zero Coupon, 07/17/25	7,763,000	7,875,997
2.310%, 11/15/30	7,511,618	7,306,736
3.330%, 05/15/33	6,512,177	6,678,776
3.490%, 12/20/29	10,705,157	11,115,861
3.540%, 06/15/30	13,235,444	13,838,866
Residual Funding Corp. Principal Strip
Zero Coupon, 10/15/19	10,642,000	10,498,293
Zero Coupon, 07/15/20	14,864,000	14,392,613
Zero Coupon, 10/15/20	38,159,000	36,718,605
Zero Coupon, 01/15/21	20,000,000	19,121,753
Zero Coupon, 01/15/30	25,000,000	18,339,446
Zero Coupon, 04/15/30	20,000,000	14,566,605

BHFTII-290

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Resolution Funding Corp. Interest Strip Zero Coupon, 10/15/29	14,996,000	$11,099,294
Tennessee Valley Authority
2.250%, 03/15/20	20,000,000	19,955,700
3.875%, 02/15/21	35,000,000	35,949,355

		709,695,590

U.S. Treasury—6.6%
U.S. Treasury Bond 3.750%, 11/15/43	5,000,000	5,874,023
U.S. Treasury Inflation Indexed Bonds
0.625%, 02/15/43 (f)	3,722,184	3,505,946
0.750%, 02/15/45 (f)	8,657,766	8,331,787
1.000%, 02/15/49 (f)	7,831,879	8,047,941
1.375%, 02/15/44 (f)	30,984,339	34,279,706
U.S. Treasury Notes
1.250%, 01/31/20	7,000,000	6,932,187
1.375%, 05/31/21	27,600,000	27,083,578
1.500%, 05/31/20	10,000,000	9,898,047
2.000%, 02/15/25	17,000,000	16,729,727
2.500%, 01/31/21	10,000,000	10,036,719

		130,719,661

Total U.S. Treasury & Government Agencies (Cost $1,682,986,692)		1,685,515,961

Foreign Government—9.0%

Sovereign—9.0%
Colombia Government International Bonds
5.000%, 06/15/45 (e)	37,000,000	38,820,400
5.625%, 02/26/44	4,840,000	5,455,648
Indonesia Government International Bonds
3.750%, 04/25/22 (144A)	410,000	415,157
3.750%, 04/25/22	1,900,000	1,923,898
4.875%, 05/05/21	2,957,000	3,064,088
5.875%, 03/13/20	310,000	318,851
5.875%, 01/15/24 (144A)	1,060,000	1,169,132
Israel Government AID Bonds
5.500%, 12/04/23	24,290,000	27,613,293
5.500%, 04/26/24	21,550,000	24,720,193
Panama Government International Bond 4.500%, 05/15/47	3,200,000	3,375,040
Peruvian Government International Bonds
5.625%, 11/18/50 (e)	1,900,000	2,437,700
6.550%, 03/14/37 (e)	2,770,000	3,729,113
Poland Government International Bond 4.000%, 01/22/24	7,870,000	8,227,172
Qatar Government International Bond 5.103%, 04/23/48 (144A)	7,300,000	7,993,500
Ukraine Government AID Bonds
1.471%, 09/29/21	20,000,000	19,590,200
1.844%, 05/16/19	25,000,000	24,988,250

Sovereign—(Continued)
Uruguay Government International Bond 5.100%, 06/18/50	3,200,000	3,400,000

Total Foreign Government (Cost $175,049,644)		177,241,635

Corporate Bonds & Notes—8.5%

Chemicals—0.1%
Equate Petrochemical B.V. 4.250%, 11/03/26 (144A)	1,540,000	1,553,657

Diversified Financial Services—3.3%
Postal Square L.P. 6.500%, 06/15/22	4,380,480	4,561,844
Private Export Funding Corp.
2.250%, 03/15/20	11,950,000	11,916,127
2.300%, 09/15/20	28,000,000	27,970,740
2.650%, 02/16/21 (144A)	20,000,000	20,082,991

		64,531,702

Electric—0.4%
Enel Chile S.A. 4.875%, 06/12/28	4,000,000	4,218,400
Perusahaan Listrik Negara PT 5.450%, 05/21/28 (144A)	4,000,000	4,269,917

		8,488,317

Iron/Steel—1.0%
Vale Overseas, Ltd. 6.250%, 08/10/26 (e)	17,875,000	19,430,125

Oil & Gas—0.4%
Ecopetrol S.A. 5.375%, 06/26/26 (e)	4,260,000	4,590,150
Petroleos Mexicanos 6.375%, 01/23/45	3,610,000	3,188,713

		7,778,863

Sovereign—3.3%
National Credit Union Administration Guaranteed Notes Trust
3.000%, 06/12/19	19,650,000	19,663,165
3.450%, 06/12/21	45,000,000	45,747,000

		65,410,165

Total Corporate Bonds & Notes (Cost $161,049,063)		167,192,829

Mortgage-Backed Securities—2.5%

Collateralized Mortgage Obligations—2.5%
Banc of America Funding Corp. 2.640%, 1M LIBOR + 0.150%, 02/27/37 (144A) (b)	6,583,035	6,387,766

BHFTII-291

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Banc of America Funding Trust 2.555%, COFI + 1.430%, 06/20/35 (b)	193,669	$140,951
Banc of America Mortgage Trust 4.241%, 07/25/35 (b)	41,013	39,748
BCAP LLC Trust 3.174%, 1M LIBOR + 0.150%, 11/27/36 (144A) (b)	9,845,613	9,197,242
Citigroup Mortgage Loan Trust 4.820%, 1Y H15 + 2.400%, 10/25/35 (b)	72,360	73,423
Countrywide Alternative Loan Trust
2.688%, 1M LIBOR + 0.200%, 07/20/46 (b)	1,829,010	1,408,286
3.066%, 1M LIBOR + 0.580%, 05/25/34 (b)	553,983	553,041
Countrywide Home Loan Reperforming Loan REMIC Trust 2.906%, 1M LIBOR + 0.420%, 07/25/36 (144A) (b)	450,033	430,500
GMAC Mortgage Corp. Loan Trust 4.679%, 11/19/35 (b)	233,650	226,561
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	4,848,650	4,923,664
JPMorgan Mortgage Trust
3.500%, 10/25/48 (144A) (b)	3,889,731	3,871,344
4.318%, 06/25/34 (b)	97,742	98,305
MASTR Adjustable Rate Mortgages Trust
2.686%, 1M LIBOR + 0.200%, 05/25/47 (b)	4,008,228	4,225,511
3.549%, 02/25/34 (b)	143,826	137,192
MASTR Reperforming Loan Trust
2.836%, 1M LIBOR + 0.350%, 05/25/35 (144A) (b)	244,709	190,539
4.195%, 05/25/35 (144A) (b)	3,239,178	2,512,137
7.000%, 08/25/34 (144A)	299,950	302,807
Morgan Stanley Mortgage Loan Trust
2.626%, 1M LIBOR + 0.140%, 06/25/36 (b)	535,688	206,163
3.674%, 07/25/35 (b)	133,273	116,987
New Residential Mortgage Loan Trust
3.250%, 09/25/56 (144A) (b)	3,218,259	3,209,130
4.000%, 02/25/57 (144A) (b)	2,753,332	2,802,837
4.000%, 05/25/57 (144A) (b)	4,850,335	4,956,636
NovaStar Mortgage Funding Trust 2.866%, 1M LIBOR + 0.380%, 09/25/46 (b)	1,390,993	1,274,910
Provident Funding Mortgage Loan Trust
4.155%, 05/25/35 (b)	131,671	131,933
4.180%, 10/25/35 (b)	35,447	35,110
SACO I Trust 8.944%, 06/25/21 (144A) (b)	369,524	355,035
Structured Asset Mortgage Investments II Trust 2.666%, 1M LIBOR + 0.180%, 07/25/46 (b)	164,731	152,227
Structured Asset Securities Corp.
2.836%, 1M LIBOR + 0.350%, 04/25/35 (144A) (b)	1,951,670	1,817,002
4.222%, 06/25/35 (144A) (b)	111,087	103,601

Total Mortgage-Backed Securities (Cost $49,507,344)		49,880,588

Asset-Backed Securities—1.2%

Asset-Backed - Automobile—0.2%
Hertz Vehicle Financing II LP 3.290%, 02/25/24 (144A)	4,880,000	4,859,816

Asset-Backed - Home Equity—0.1%
Home Equity Mortgage Loan Asset-Backed Trust 2.746%, 1M LIBOR + 0.260%, 06/25/36 (b)	3,685,034	420,158
Morgan Stanley Mortgage Loan Trust
2.576%, 1M LIBOR + 0.090%, 12/25/36 (b)	192,001	114,762
2.786%, 1M LIBOR + 0.300%, 03/25/36 (b)	369,081	370,742
Structured Asset Securities Corp. Mortgage Loan Trust 2.706%, 1M LIBOR + 0.220%, 02/25/36 (144A) (b)	4,659,839	222,577

		1,128,239

Asset-Backed - Other—0.5%
Countrywide Revolving Home Equity Loan Trust 2.624%, 1M LIBOR + 0.140%, 07/15/36 (b)	474,024	453,328
Towd Point Mortgage Trust
2.250%, 04/25/56 (144A) (b)	5,785,937	5,692,811
2.750%, 06/25/57 (144A) (b)	4,060,407	3,994,864

		10,141,003

Asset-Backed - Student Loan—0.4%
National Credit Union Administration Guaranteed Notes Trust 2.842%, 1M LIBOR + 0.350%, 12/07/20 (b)	3,098,867	3,099,190
Nelnet Student Loan Trust 4.301%, 3M LIBOR + 1.650%, 11/25/24 (b)	3,887,929	3,909,058

		7,008,248

Total Asset-Backed Securities (Cost $28,200,437)		23,137,306

Short-Term Investment—0.3%

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $5,184,659; collateralized by U.S. Treasury Note at 2.125%, maturing 12/31/21, with a market value of $5,291,716.	5,184,140	5,184,140

Total Short-Term Investments (Cost $5,184,140)		5,184,140

Securities Lending Reinvestments (h)—1.2%

Repurchase Agreements—1.1%
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $500,102; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $510,000.	500,000	500,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $500,117; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $510,000.	500,000	500,000

BHFTII-292

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $500,104; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $510,000.	500,000	$500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $2,000,458; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $5,111,308; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $5,212,440.	5,110,236	5,110,236
ING Financial Markets LLC Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $5,001,063; collateralized by U.S. Government Agency Obligations with rates ranging from 1.200% - 6.250%, maturity dates ranging from 09/12/19 - 07/15/32, and an aggregate market value of $5,100,031.	5,000,000	5,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $705,547; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $749,949.	700,000	700,000
Nomura Securities International, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $2,000,425; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/11/19 - 11/15/48, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $1,428,307; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,557,082.	1,400,000	1,400,000
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $3,041,820; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $3,295,573.	2,963,107	2,963,107

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $55,027; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $61,171.	55,000	55,000

		20,728,343

Time Deposits—0.1%
Australia & New Zealand Banking Group, Ltd.
2.450%, 04/01/19	500,000	500,000
DZ Bank AG New York 2.430%, 04/01/19	500,000	500,000
Nordea Bank New York 2.350%, 04/01/19	500,000	500,000
Skandi New York 2.380%, 04/01/19	500,000	500,000
Svenska, New York 2.360%, 04/01/19	500,000	500,000

		2,500,000

Total Securities Lending Reinvestments (Cost $23,228,342)		23,228,343

Total Investments—108.4% (Cost $2,125,205,662)		2,131,380,802
Other assets and liabilities (net)—(8.4)%		(165,868,596)

Net Assets—100.0%		$1,965,512,206

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	Principal only security.
(e)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $22,624,187 and the collateral received consisted of cash in the amount of $23,228,343. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(f)	Principal amount of security is adjusted for inflation.
(g)	Illiquid security. As of March 31, 2019, these securities represent 0.2% of net assets.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $91,314,662, which is 4.6% of net assets.

BHFTII-293

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra Long Bond Futures	06/19/19	101	USD	16,968,000	$634,756

Futures Contracts—Short
U.S. Treasury Long Bond Futures	06/19/19	(451)	USD	(67,494,969)	(1,885,287)
U.S. Treasury Note 5 Year Futures	06/28/19	(954)	USD	(110,500,031)	(120,569)

Net Unrealized Depreciation					$(1,371,100)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(COFI)—	11th District Cost of Funds Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTII-294

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,685,515,961	$—	$1,685,515,961
Total Foreign Government*	—	177,241,635	—	177,241,635
Total Corporate Bonds & Notes*	—	167,192,829	—	167,192,829
Total Mortgage-Backed Securities*	—	49,880,588	—	49,880,588
Total Asset-Backed Securities*	—	23,137,306	—	23,137,306
Total Short-Term Investment*	—	5,184,140	—	5,184,140
Total Securities Lending Reinvestments*	—	23,228,343	—	23,228,343
Total Investments	$—	$2,131,380,802	$—	$2,131,380,802

Collateral for Securities Loaned (Liability)	$—	$(23,228,343)	$—	$(23,228,343)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$634,756	$—	$—	$634,756
Futures Contracts (Unrealized Depreciation)	(2,005,856)	—	—	(2,005,856)
Total Futures Contracts	$(1,371,100)	$—	$—	$(1,371,100)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-295

Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the “Adviser”) (each as “pricing services”), pursuant to the authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust II (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranchelevel attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV’) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

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Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s Custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTII-297